UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08236

                             Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

                             Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 72.2%
Automotive - 0.9%
General Motors Co.	96,152	$3,490

Banking - 2.4%
Banco Santander S.A. ADR	280,000	2,918
New York Community Bancorp, Inc.	411,960	6,583

		9,501

Biotechnology & Pharmaceuticals - 10.2%
AbbVie, Inc.	75,500	4,261
Bristol-Myers Squibb Co.	106,410	5,162
GlaxoSmithKline PLC ADR	110,510	5,910
Johnson & Johnson	72,975	7,635
Merck & Co., Inc.	130,006	7,521
Pfizer, Inc.	197,050	5,848
Teva Pharmaceutical Industries Ltd. ADR	75,000	3,932

		40,269

Chemicals - 3.0%
Dow Chemical (The) Co.	147,750	7,603
E.I. du Pont de Nemours & Co.	50,000	3,272
Rayonier Advanced Materials, Inc.*	30,697	1,190

		12,065

Consumer Discretionary Services - 0.6%
Accretive Health, Inc.*	312,000	2,434

Consumer Products - 7.7%
Avon Products, Inc.	295,215	4,313
Coca-Cola (The) Co.	83,300	3,529
Kellogg Co.	53,145	3,492
Kimberly-Clark Corp.	42,171	4,690
Kraft Foods Group, Inc.	43,953	2,635
Mondelez International, Inc., Class A	132,370	4,978
Procter & Gamble (The) Co.	53,260	4,186
Tyson Foods, Inc., Class A	75,239	2,824

		30,647

Containers & Packaging - 1.8%
3M Co.	50,590	7,247

Electrical Equipment - 4.2%
Eaton Corp. PLC	84,140	6,494
Emerson Electric Co.	70,210	4,659
General Electric Co.	200,370	5,266

		16,419

Hardware - 3.0%
Apple, Inc.	63,210	5,874
Cisco Systems, Inc.	244,750	6,082

		11,956

Home & Office Products - 1.9%
DR Horton, Inc.	301,540	7,412

Institutional Financial Services - 3.0%
JPMorgan Chase & Co.	81,000	4,667
Morgan Stanley	217,500	7,032

		11,699

Insurance - 2.8%
Chubb (The) Corp.	41,840	3,856
Hartford Financial Services Group (The), Inc.	204,328	7,317

		11,173

Leisure Products - 1.3%
Mattel, Inc.	130,060	5,068

Media Content - 4.0%
Comcast Corp., Class A	144,880	7,777
Walt Disney (The) Co.	93,000	7,974

		15,751

Oil, Gas & Coal - 9.9%
Apache Corp.	46,603	4,689
Cenovus Energy, Inc.	133,960	4,336
Chevron Corp.	31,770	4,148
ConocoPhillips	62,350	5,345
Devon Energy Corp.	72,400	5,749
Encana Corp.	196,450	4,658
Marathon Oil Corp.	113,930	4,548
Occidental Petroleum Corp.	54,940	5,638

		39,111

Real Estate Investment Trusts - 2.0%
Healthcare Realty Trust, Inc.	187,550	4,767
Rayonier, Inc.	92,090	3,274

		8,041

Retail Staples - 1.3%
Target Corp.	88,850	5,149

Semiconductors - 0.9%
Intel Corp.	120,000	3,708

Software - 1.0%
Activision Blizzard, Inc.	181,000	4,036

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 72.2% continued
Specialty Finance - 0.5%
Fifth Street Finance Corp.	185,000	$1,819

Technology Services - 4.6%
Accenture PLC, Class A	56,990	4,607
International Business Machines Corp.	13,950	2,529
Unisys Corp.*	164,576	4,072
Xerox Corp.	576,650	7,173

		18,381

Telecom - 2.1%
Verizon Communications, Inc.	131,149	6,417
Vodafone Group PLC ADR	51,670	1,725

		8,142

Utilities - 3.1%
Exelon Corp.	167,700	6,118
Great Plains Energy, Inc.	225,799	6,067

		12,185

Total Common Stocks (Cost $192,296)		285,703

CONVERTIBLE PREFERRED STOCKS - 1.7%
Exploration & Production - 1.3%
Chesapeake Energy Corp., 5.75%(1) (2)	3,850	4,878

Metals & Mining - 0.4%
ArcelorMittal, 6.00%	72,000	1,622

Total Convertible Preferred Stocks (Cost $5,750)		6,500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 24.5%
Commercial Finance - 2.4%
BlackRock Kelso Capital Corp.,
5.50%, 2/15/18	$2,530	$2,678
Fifth Street Finance Corp.,
5.38%, 4/1/16	6,450	6,805

		9,483

Electrical Equipment - 1.8%
General Cable Corp.,
4.50%, 11/15/29	3,000	2,970
InvenSense, Inc.,
1.75%, 11/1/18(1) (2)	3,363	4,155

		7,125

Exploration & Production - 0.8%
Peabody Energy Corp.,
4.75%, 12/15/41	4,450	3,340

Financial Services - 1.4%
Janus Capital Group, Inc.,
0.75%, 7/15/18	4,184	5,444

Hardware - 6.0%
Emulex Corp.,
1.75%, 11/15/18(1) (2)	3,825	3,512
GT Advanced Technologies, Inc.,
3.00%, 12/15/20	1,850	3,226
Intel Corp.,
2.95%, 12/15/35	2,400	2,983
Lam Research Corp.,
1.25%, 5/15/18	5,650	7,719
TTM Technologies, Inc.,
1.75%, 12/15/20	5,630	6,151

		23,591

Media Non-Cable - 0.8%
Ctrip.com International Ltd.,
1.25%, 10/15/18(1) (2)	2,950	3,217

Medical Equipment/Devices - 2.7%
Hologic, Inc.,
2.00%, 3/1/42	4,345	4,750
Volcano Corp.,
1.75%, 12/1/17	6,170	5,958

		10,708

Metals & Mining - 4.5%
Kaiser Aluminum Corp.,
4.50%, 4/1/15	3,447	5,298
Molycorp, Inc.,
3.25%, 6/15/16	4,350	3,219
Newmont Mining Corp.,
1.63%, 7/15/17	5,000	5,278
Silver Standard Resources, Inc.,
2.88%, 2/1/33(1) (2)	4,870	4,088

		17,883

Real Estate - 1.1%
Spirit Realty Capital, Inc.,
3.75%, 5/15/21	4,350	4,369

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 24.5% continued
Renewable Energy - 1.5%
EnerSys, Inc.,
3.38%, 6/1/38	$3,350	$5,773

Retail Discretionary - 1.5%
Regis Corp.,
5.00%, 7/15/14	6,060	6,064

Total Convertible Bonds (Cost $86,975)		96,997

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	5,859,220	$5,859

Total Investment Companies (Cost $5,859)		5,859

Total Investments - 99.9% (Cost $290,880)		395,059

Other Assets less Liabilities - 0.1%		579

NET ASSETS - 100.0%		$395,638

(1)	Restricted security that has been deemed illiquid. At June 30, 2014, the value of these restricted illiquid securities amounted to approximately $19,850,000 or 5.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Chesapeake Energy Corp.,
5.75%	1/18/12-1/27/12	$3,850

Ctrip.com International Ltd.,
1.25%, 10/15/18	10/11/13-12/6/13	3,007

Emulex Corp.,
1.75%, 11/15/18	2/13/14-2/18/14	3,886

InvenSense, Inc.,
1.75%, 11/1/18	11/7/13-11/8/13	3,385

Silver Standard Resources, Inc.,
2.88%, 2/1/33	1/11/13-5/22/14	3,885

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $9,239,000 with net sales of approximately $3,380,000 during the three months ended June 30, 2014.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.9%
Consumer Staples	7.9
Energy	12.2
Financials	15.8
Health Care	13.7
Industrials	8.3
Information Technology	16.9
Materials	8.1
Telecommunication Services	2.1
Utilities	3.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$285,703	(1)	$—		$—	$285,703
Convertible Preferred Stocks	—		6,500	(1)	—	6,500
Convertible Bonds	—		96,997	(1)	—	96,997
Investment Companies	5,859		—		—	5,859

Total Investments	$291,562		$103,497		$—	$395,059

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	JUNE 30, 2014 (UNAUDITED)

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$296,298

Gross tax appreciation of investments	$105,801
Gross tax depreciation of investments	(7,040)

Net tax appreciation of investments	$98,761

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.9%
Australia - 2.3%
BHP Billiton Ltd.	59,640	$2,038
Woodside Petroleum Ltd.	54,383	2,107
WorleyParsons Ltd.	118,434	1,946

		6,091

Belgium - 2.0%
Anheuser-Busch InBev N.V.	46,797	5,379

Brazil - 3.3%
Petroleo Brasileiro S.A. ADR*	293,365	4,292
Vale S.A. ADR	331,470	4,385

		8,677

China - 2.0%
Bank of China Ltd., Class H	12,066,420	5,406

Denmark - 1.1%
Novo Nordisk A/S, Class B	65,437	3,021

France - 14.3%
Airbus Group N.V.	40,152	2,695
BNP Paribas S.A.	53,494	3,629
Bouygues S.A.	121,416	5,061
Casino Guichard Perrachon S.A.	29,265	3,878
Danone S.A.	47,321	3,512
GDF Suez	137,503	3,781
LVMH Moet Hennessy Louis Vuitton S.A.	21,696	4,179
Societe Generale S.A.	89,182	4,664
Total S.A.	40,278	2,910
Wendel S.A.	26,486	3,792

		38,101

Germany - 13.6%
Allianz S.E. (Registered)	23,724	3,954
Bayer A.G. (Registered)	27,656	3,906
Deutsche Bank A.G. (Registered)	82,666	2,908
GEA Group A.G.	88,995	4,215
Infineon Technologies A.G.	416,483	5,207
Rheinmetall A.G.	67,612	4,783
SAP A.G.	74,222	5,733
Siemens A.G. (Registered)	40,541	5,355

		36,061

Hong Kong - 0.7%
AIA Group Ltd.	384,750	1,936

Italy - 1.7%
Prysmian S.p.A.	194,332	4,386

Japan - 7.3%
Kawasaki Heavy Industries Ltd.	818,450	3,124
KDDI Corp.	66,625	4,073
Kubota Corp.	215,450	3,061
Mitsubishi UFJ Financial Group, Inc.	865,363	5,316
Tokio Marine Holdings, Inc.	115,825	3,816

		19,390

Netherlands - 1.7%
Royal Dutch Shell PLC, Class A	2,534	105
Royal Dutch Shell PLC, Class B	101,419	4,410

		4,515

Singapore - 1.3%
DBS Group Holdings Ltd.	249,829	3,350

South Korea - 3.0%
Samsung Electronics Co. Ltd.	3,440	4,498
SK Telecom Co. Ltd. ADR	128,809	3,341

		7,839

Spain - 3.4%
Banco Bilbao Vizcaya Argentaria S.A.	151,383	1,927
Banco Santander S.A.	395,523	4,127
Iberdrola S.A.	403,239	3,083

		9,137

Sweden - 2.6%
Husqvarna AB, Class B	491,653	3,818
Telefonaktiebolaget LM Ericsson, Class B	248,859	3,009

		6,827

Switzerland - 10.2%
ABB Ltd. (Registered)*	142,696	3,293
Aryzta A.G.*	29,548	2,797
Credit Suisse Group A.G. (Registered)*	96,458	2,747
Givaudan S.A. (Registered)*	3,161	5,273
Novartis A.G. (Registered)	70,737	6,407
Roche Holding A.G. (Genusschein)	22,253	6,640

		27,157

United Kingdom - 14.7%
Barclays PLC	1,275,695	4,647
BP PLC	537,999	4,737
Compass Group PLC	171,609	2,996
Diageo PLC	155,099	4,937
GlaxoSmithKline PLC	149,302	3,990
Prudential PLC	263,212	6,038
Standard Chartered PLC	162,319	3,317

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.9% continued
United Kingdom - 14.7% continued
Vodafone Group PLC	948,636	$3,170
WPP PLC	235,908	5,137

		38,969

United States - 6.7%
Carnival Corp.	90,721	3,416
Halliburton Co.	101,647	7,218
Schlumberger Ltd.	42,771	5,045
Verizon Communications, Inc.	45,740	2,237

		17,916

Total Common Stocks(1) (Cost $175,012)		244,158

PREFERRED STOCKS - 4.9%
Brazil - 3.1%
Itau Unibanco Holding S.A. ADR	565,282	8,129

Germany - 1.8%
Volkswagen A.G.	18,778	4,932

Total Preferred Stocks(1) (Cost $11,420)		13,061

INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	5,419,595	5,420

Total Investment Companies (Cost $5,420)		5,420

Total Investments - 98.9% (Cost $191,852)		262,639

Other Assets less Liabilities - 1.1%		2,988

NET ASSETS - 100.0%		$265,627

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $17,904,000 with net sales of approximately $5,143,000 during the three months ended June 30, 2014.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.5%
Consumer Staples	8.0
Energy	12.7
Financials	27.1
Health Care	9.3
Industrials	14.0
Information Technology	7.2
Materials	4.5
Telecommunication Services	5.0
Utilities	2.7

Total	100.0%

At June 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	38.1%
British Pound	16.9
United States Dollar	14.8
Swiss Franc	10.6
Japanese Yen	7.5
All other currencies less than 5%	12.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on June 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$8,677	$—		$—	$8,677
South Korea	3,341	4,498		—	7,839
United States	15,678	2,238		—	17,916
All Other Countries	—	209,726	(1)	—	209,726
Preferred Stocks
Brazil	8,129	—		—	8,129
Germany	—	4,932		—	4,932
Investment Companies	5,420	—		—	5,420

Total Investments	$41,245	$221,394		$—	$262,639

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$197,099

Gross tax appreciation of investments	$73,246
Gross tax depreciation of investments	(7,706)

Net tax appreciation of investments	$65,540

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6%
Aerospace & Defense - 3.2%
General Dynamics Corp.	1,912	$223
L-3 Communications Holdings, Inc.	1,518	183
Lockheed Martin Corp.	679	109
Northrop Grumman Corp.	1,577	189
Raytheon Co.	2,145	198

		902

Apparel & Textile Products - 1.1%
Cintas Corp.	2,355	150
Fossil Group, Inc.*	1,588	166

		316

Asset Management - 0.2%
Legg Mason, Inc.	1,143	59

Banking - 4.9%
Bank of America Corp.	25,450	391
Citigroup, Inc.	6,484	305
Fifth Third Bancorp	840	18
PNC Financial Services Group (The), Inc.	2,735	244
SunTrust Banks, Inc.	4,828	194
Wells Fargo & Co.	4,019	211

		1,363

Biotechnology & Pharmaceuticals - 7.8%
Biogen Idec, Inc.*	625	197
Eli Lilly & Co.	4,216	262
Gilead Sciences, Inc.*	4,288	355
Johnson & Johnson	5,942	622
Merck & Co., Inc.	5,247	304
Pfizer, Inc.	15,160	450

		2,190

Chemicals - 3.1%
Avery Dennison Corp.	576	29
Dow Chemical (The) Co.	5,124	264
International Flavors & Fragrances, Inc.	1,196	125
LyondellBasell Industries N.V., Class A	2,385	233
PPG Industries, Inc.	1,053	221

		872

Consumer Discretionary Services - 0.8%
Graham Holdings Co., Class B	130	93
H&R Block, Inc.	3,884	130

		223

Consumer Products - 6.8%
Altria Group, Inc.	7,027	295
Archer-Daniels-Midland Co.	4,787	211
Clorox (The) Co.	831	76
Coca-Cola (The) Co.	1,775	75
Dr. Pepper Snapple Group, Inc.	3,157	185
General Mills, Inc.	4,027	212
Kimberly-Clark Corp.	2,035	226
Lorillard, Inc.	927	57
PepsiCo, Inc.	1,986	177
Philip Morris International, Inc.	548	46
Procter & Gamble (The) Co.	2,169	170
Tyson Foods, Inc., Class A	4,849	182

		1,912

Containers & Packaging - 1.7%
3M Co.	2,148	307
Ball Corp.	2,838	178

		485

Distributors - 0.7%
Genuine Parts Co.	2,082	183

Electrical Equipment - 2.4%
Dover Corp.	2,043	186
Emerson Electric Co.	3,386	225
General Electric Co.	9,411	247

		658

Hardware - 7.4%
Apple, Inc.	11,334	1,053
Cisco Systems, Inc.	13,267	330
Harris Corp.	2,380	180
Hewlett-Packard Co.	7,918	267
Pitney Bowes, Inc.	6,468	178
Seagate Technology PLC	1,126	64

		2,072

Health Care Facilities/Services - 2.3%
Aetna, Inc.	808	65
Cardinal Health, Inc.	2,644	181
Humana, Inc.	1,516	194
WellPoint, Inc.	2,014	217

		657

Home & Office Products - 0.6%
Whirlpool Corp.	1,200	167

Institutional Financial Services - 2.5%
Bank of New York Mellon (The) Corp.	41	1
Goldman Sachs Group (The), Inc.	1,592	267

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUND

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Institutional Financial Services - 2.5% continued
JPMorgan Chase & Co.	5,670	$327
Morgan Stanley	3,213	104

		699

Insurance - 3.7%
American International Group, Inc.	2,251	123
Assurant, Inc.	2,640	173
Berkshire Hathaway, Inc., Class B*	1,440	182
Genworth Financial, Inc., Class A*	10,533	183
Lincoln National Corp.	3,468	179
Unum Group	4,834	168
XL Group PLC	1,247	41

		1,049

Machinery - 1.5%
Caterpillar, Inc.	956	104
Joy Global, Inc.	1,907	117
Parker Hannifin Corp.	1,509	190

		411

Media Content - 5.2%
Comcast Corp., Class A	844	45
DIRECTV*	2,743	233
Facebook, Inc., Class A*	3,001	202
Gannett Co., Inc.	4,120	129
Google, Inc., Class A*	579	339
Omnicom Group, Inc.	2,660	190
Priceline Group (The), Inc.*	38	46
VeriSign, Inc.*	2,048	100
Viacom, Inc., Class B	1,490	129
Walt Disney (The) Co.	495	42

		1,455

Medical Equipment/Devices - 2.4%
Agilent Technologies, Inc.	283	16
Becton Dickinson and Co.	1,655	196
CR Bard, Inc.	1,270	182
Medtronic, Inc.	4,226	269

		663

Oil, Gas & Coal - 10.3%
Chevron Corp.	4,248	555
ConocoPhillips	3,893	334
ExxonMobil Corp.	8,206	826
Helmerich & Payne, Inc.	1,622	188
Marathon Oil Corp.	1,365	54
Occidental Petroleum Corp.	2,773	285
Phillips 66	421	34
Schlumberger Ltd.	3,545	418
Valero Energy Corp.	3,822	191

		2,885

Real Estate Investment Trusts - 2.0%
Equity Residential	3,106	195
HCP, Inc.	4,255	176
Host Hotels & Resorts, Inc.	8,440	186

		557

Retail Discretionary - 4.5%
Amazon.com, Inc.*	331	108
Bed Bath & Beyond, Inc.*	2,638	151
Best Buy Co., Inc.	6,074	188
Coach, Inc.	2,197	75
GameStop Corp., Class A	4,392	178
Gap (The), Inc.	3,965	165
Home Depot (The), Inc.	162	13
Kohl’s Corp.	2,327	123
Macy’s, Inc.	3,507	203
PetSmart, Inc.	896	54

		1,258

Retail Staples - 2.3%
CVS Caremark Corp.	4,037	304
Kroger (The) Co.	4,229	209
Wal-Mart Stores, Inc.	1,671	126

		639

Semiconductors - 1.7%
Intel Corp.	12,808	396
Micron Technology, Inc.*	515	17
QUALCOMM, Inc.	462	37
Xilinx, Inc.*	264	12

		462

Software - 3.8%
Microsoft Corp.	15,673	654
Oracle Corp.	9,945	403

		1,057

Specialty Finance - 2.0%
Capital One Financial Corp.	2,925	241
Discover Financial Services	254	16
Leucadia National Corp.	4,143	109

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.6% continued
Specialty Finance - 2.0% continued
Western Union (The) Co.	10,575	$183

		549

Technology Services - 3.5%
Accenture PLC, Class A	2,932	237
Computer Sciences Corp.	2,744	173
International Business Machines Corp.	2,453	445
McGraw Hill Financial, Inc.	1,215	101
Xerox Corp.	1,362	17

		973

Telecom - 2.1%
AT&T, Inc.	12,786	452
Verizon Communications, Inc.	2,919	143

		595

Transportation & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	29	2
Norfolk Southern Corp.	498	51
Ryder System, Inc.	119	11

		64

Travel, Lodging & Dining - 1.6%
Marriott International, Inc., Class A	547	35
McDonald’s Corp.	2,148	216
Southwest Airlines Co.	7,393	199

		450

Utilities - 3.3%
AES Corp.	11,670	181
Ameren Corp.	4,363	178
American Electric Power Co., Inc.	3,528	197
DTE Energy Co.	817	64
Entergy Corp.	1,050	86
Public Service Enterprise Group, Inc.	5,093	208

		914

Total Common Stocks (Cost $22,676)		26,739

INVESTMENT COMPANIES - 4.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	1,124,354	1,124
SPDR S&P 500 ETF Trust	434	85

Total Investment Companies (Cost $1,209)		1,209

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.04%, 10/2/14(3)	$75	$75

Total Short-Term Investments (Cost $75)		75

Total Investments - 100.2% (Cost $23,960)		28,023

Liabilities less Other Assets - (0.2)%		(62)

NET ASSETS - 100.0%		$27,961

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,459,000 with net sales of approximately $335,000 during the three months ended June 30, 2014.
(3)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	11	$1,074	Long	9/14	$7

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.4%
Consumer Staples	9.5
Energy	10.8
Financials	16.0
Health Care	13.1
Industrials	10.7
Information Technology	19.0
Materials	3.9
Telecommunication Services	2.2
Utilities	3.4

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued	JUNE 30, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$26,739	(1)	$—	$—	$26,739
Investment Companies	1,209		—	—	1,209
Short Term Investments	—		75	—	75

Total Investments	$27,948		$75	$—	$28,023

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$7		$—	$—	$7

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal tax cost of investments	$24,097

Gross tax appreciation of investments	$4,016
Gross tax depreciation of investments	(90)

Net tax appreciation of investments	$3,926

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8%
Aerospace & Defense - 2.5%
Boeing (The) Co.	12,390	$1,576
Precision Castparts Corp.	8,553	2,159

		3,735

Apparel & Textile Products - 1.0%
VF Corp.	23,953	1,509

Automotive - 2.0%
General Motors Co.	84,464	3,066

Banking - 7.8%
BB&T Corp.	64,829	2,556
Citigroup, Inc.	96,281	4,535
Wells Fargo & Co.	87,247	4,586

		11,677

Biotechnology & Pharmaceuticals - 5.6%
Amgen, Inc.	10,319	1,221
Celgene Corp.*	25,556	2,195
Gilead Sciences, Inc.*	29,837	2,474
Pfizer, Inc.	63,074	1,872
Regeneron Pharmaceuticals, Inc.*	2,222	628

		8,390

Chemicals - 1.7%
Monsanto Co.	20,818	2,597

Consumer Products - 4.7%
Church & Dwight Co., Inc.	24,152	1,689
Mondelez International, Inc., Class A	42,165	1,586
Philip Morris International, Inc.	28,873	2,434
Procter & Gamble (The) Co.	17,556	1,380

		7,089

Electrical Equipment - 5.3%
Emerson Electric Co.	31,706	2,104
General Electric Co.	160,042	4,206
Honeywell International, Inc.	17,409	1,618

		7,928

Hardware - 8.8%
Apple, Inc.	73,409	6,822
Cisco Systems, Inc.	131,383	3,265
EMC Corp.	114,415	3,014

		13,101

Health Care Facilities/Services - 6.2%
Catamaran Corp.*	61,099	2,698
Community Health Systems, Inc.*	76,532	3,472
Express Scripts Holding Co.*	44,344	3,075

		9,245

Institutional Financial Services - 5.0%
Intercontinental Exchange, Inc.	8,995	1,699
JPMorgan Chase & Co.	99,244	5,719

		7,418

Insurance - 4.7%
American International Group, Inc.	35,617	1,944
CNO Financial Group, Inc.	109,896	1,956
MetLife, Inc.	55,491	3,083

		6,983

Media Content - 6.0%
Comcast Corp., Class A	29,034	1,558
Google, Inc., Class A*	2,114	1,236
Google, Inc., Class C*	2,114	1,216
Twenty-First Century Fox, Inc., Class A	73,303	2,577
Walt Disney (The) Co.	28,633	2,455

		9,042

Medical Equipment/Devices - 3.7%
Baxter International, Inc.	35,906	2,596
CR Bard, Inc.	7,915	1,132
Danaher Corp.	23,909	1,882

		5,610

Oil, Gas & Coal - 11.1%
Apache Corp.	21,966	2,210
BP PLC ADR	38,782	2,046
Chevron Corp.	16,148	2,108
Exxon Mobil Corp.	29,367	2,957
National Oilwell Varco, Inc.	26,510	2,183
Noble Corp. PLC	57,489	1,929
Schlumberger Ltd.	27,414	3,234

		16,667

Real Estate Investment Trusts - 1.2%
American Tower Corp.	19,722	1,775

Retail Discretionary - 4.7%
Dick’s Sporting Goods, Inc.	36,182	1,685
Macy’s, Inc.	27,036	1,569
PetSmart, Inc.	28,348	1,695
TJX (The) Cos., Inc.	38,864	2,065

		7,014

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.8% continued
Retail Staples - 2.3%
CVS Caremark Corp.	45,289	$3,413

Semiconductors - 6.8%
Altera Corp.	66,360	2,307
Intel Corp.	62,651	1,936
NXP Semiconductor N.V.*	42,464	2,810
QUALCOMM, Inc.	40,321	3,193

		10,246

Software - 2.0%
Oracle Corp.	46,286	1,876
Teradata Corp.*	25,931	1,042

		2,918

Travel, Lodging & Dining - 2.9%
McDonald’s Corp.	16,634	1,676
Starbucks Corp.	34,708	2,685

		4,361

Utilities - 2.8%
Exelon Corp.	62,584	2,283
Southern (The) Co.	42,699	1,938

		4,221

Total Common Stocks (Cost $102,009)		148,005

INVESTMENT COMPANIES - 1.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	1,696,950	1,697

Total Investment Companies (Cost $1,697)		1,697

Total Investments - 100.0% (Cost $103,706)		149,702

Other Assets less Liabilities - 0.0%		53

NET ASSETS - 100.0%		$149,755

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $943,000 with net purchases of approximately $754,000 during the three months ended June 30, 2014.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.2%
Consumer Staples	7.1
Energy	11.3
Financials	18.8
Health Care	14.4
Industrials	9.1
Information Technology	19.4
Materials	1.8
Utilities	2.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$148,005	(1)	$—	$—	$148,005
Investment Companies	1,697		—	—	1,697

Total Investments	$149,702		$—	$—	$149,702

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal Tax Information:

Federal tax cost of investments	$105,504

Gross tax appreciation of investments	$45,072
Gross tax depreciation of investments	(874)

Net tax appreciation of investments	$44,198

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.7%
Aerospace & Defense - 2.9%
Boeing (The) Co.	15,494	$1,971
Precision Castparts Corp.	4,384	1,107

		3,078

Apparel & Textile Products - 2.3%
Michael Kors Holdings Ltd.*	9,262	821
NIKE, Inc., Class B	20,925	1,623

		2,444

Automotive - 3.7%
BorgWarner, Inc.	27,511	1,793
Goodyear Tire & Rubber (The) Co.	76,450	2,124

		3,917

Biotechnology & Pharmaceuticals - 10.4%
Alexion Pharmaceuticals, Inc.*	10,521	1,644
Biogen Idec, Inc.*	7,865	2,480
Celgene Corp.*	34,692	2,979
Gilead Sciences, Inc.*	34,102	2,828
Regeneron Pharmaceuticals, Inc.*	3,682	1,040

		10,971

Chemicals - 2.5%
Monsanto Co.	20,845	2,600

Consumer Products - 3.2%
Church & Dwight Co., Inc.	19,269	1,348
Estee Lauder (The) Cos., Inc., Class A	27,074	2,010

		3,358

Electrical Equipment - 3.0%
Eaton Corp. PLC	20,186	1,558
Trimble Navigation Ltd.*	43,023	1,589

		3,147

Hardware - 7.0%
Apple, Inc.	79,810	7,417

Health Care Facilities/Services - 2.5%
Catamaran Corp.*	17,057	753
HCA Holdings, Inc.*	32,837	1,852

		2,605

Home & Office Products - 5.1%
Mohawk Industries, Inc.*	12,872	1,781
Toll Brothers, Inc.*	46,549	1,717
Whirlpool Corp.	13,231	1,842

		5,340

Insurance - 2.1%
Ameriprise Financial, Inc.	18,436	2,212

Machinery - 1.7%
Sensata Technologies Holding N.V.*	39,353	1,841

Manufactured Goods - 1.4%
Valmont Industries, Inc.	9,820	1,492

Media Content - 15.5%
Alliance Data Systems Corp.*	8,332	2,343
Facebook, Inc., Class A*	38,244	2,573
Google, Inc., Class A*	4,603	2,691
Google, Inc., Class C*	4,603	2,648
Priceline Group (The), Inc.*	2,482	2,986
Twenty-First Century Fox, Inc., Class A	49,578	1,743
Walt Disney (The) Co.	16,392	1,406

		16,390

Medical Equipment/Devices - 4.0%
Danaher Corp.	20,598	1,622
Edwards Lifesciences Corp.*	15,264	1,310
Intuitive Surgical, Inc.*	3,136	1,291

		4,223

Oil, Gas & Coal - 6.1%
EOG Resources, Inc.	18,000	2,104
National Oilwell Varco, Inc.	16,739	1,378
Schlumberger Ltd.	24,780	2,923

		6,405

Real Estate Investment Trusts - 2.0%
American Tower Corp.	22,869	2,058

Retail Discretionary - 3.4%
Amazon.com, Inc.*	2,445	794
Home Depot (The), Inc.	17,564	1,422
Tractor Supply Co.	22,480	1,358

		3,574

Retail Staples - 1.2%
Costco Wholesale Corp.	11,442	1,318

Semiconductors - 3.4%
ARM Holdings PLC ADR	44,130	1,997
NXP Semiconductor N.V.*	23,878	1,580

		3,577

Software - 4.4%
Palo Alto Networks, Inc.*	9,192	771
Salesforce.com, Inc.*	36,473	2,118
ServiceNow, Inc.*	10,730	665
Splunk, Inc.*	19,227	1,064

		4,618

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH FUND continued	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.7% continued
Specialty Finance - 2.9%
MasterCard, Inc., Class A	42,034	$3,088

Transportation & Logistics - 1.2%
Kansas City Southern	11,374	1,223

Transportation Equipment - 1.7%
Cummins, Inc.	11,623	1,793

Travel, Lodging & Dining - 4.0%
Spirit Airlines, Inc.*	16,495	1,043
Starbucks Corp.	24,631	1,906
Yum! Brands, Inc.	16,038	1,302

		4,251

Waste & Environment Service Equipment & Facilities - 1.1%
Stericycle, Inc.*	9,818	1,163

Total Common Stocks (Cost $71,294)		104,103

INVESTMENT COMPANIES - 1.2%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	1,208,280	1,208

Total Investment Companies (Cost $1,208)		1,208

Total Investments - 99.9% (Cost $72,502)		105,311

Other Assets less Liabilities - 0.1%		125

NET ASSETS - 100.0%		$105,436

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,068,000 with net sales of approximately $860,000 during the three months ended June 30, 2014.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	23.7%
Consumer Staples	4.5
Energy	6.2
Financials	4.1
Health Care	15.5
Industrials	14.2
Information Technology	29.3
Materials	2.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$104,103	(1)	$—	$—	$104,103
Investment Companies	1,208		—	—	1,208

Total Investments	$105,311		$—	$—	$105,311

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$73,174

Gross tax appreciation of investments	$32,929
Gross tax depreciation of investments	(792)

Net tax appreciation of investments	$32,137

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6%
Aerospace & Defense - 3.3%
Boeing (The) Co.	17,679	$2,250
Northrop Grumman Corp.	11,705	1,400

		3,650

Asset Management - 3.9%
BlackRock, Inc.	6,775	2,165
Invesco Ltd.	55,833	2,108

		4,273

Automotive - 1.5%
Johnson Controls, Inc.	33,425	1,669

Banking - 4.2%
PNC Financial Services Group (The), Inc.	14,615	1,302
Wells Fargo & Co.	61,955	3,256

		4,558

Biotechnology & Pharmaceuticals - 7.0%
Johnson & Johnson	26,670	2,790
Merck & Co., Inc.	37,945	2,195
Pfizer, Inc.	91,490	2,716

		7,701

Chemicals - 2.1%
Dow Chemical (The) Co.	43,925	2,260

Consumer Discretionary Services - 0.8%
ADT (The) Corp.	25,652	896

Consumer Products - 3.4%
ConAgra Foods, Inc.	32,202	956
PepsiCo, Inc.	17,400	1,555
Philip Morris International, Inc.	14,060	1,185

		3,696

Containers & Packaging - 1.2%
3M Co.	8,870	1,271

Electrical Equipment - 4.7%
General Electric Co.	94,245	2,477
Siemens A.G. ADR	20,120	2,659

		5,136

Hardware - 5.7%
Cisco Systems, Inc.	95,094	2,363
EMC Corp.	64,442	1,698
Hewlett-Packard Co.	64,765	2,181

		6,242

Health Care Facilities/Services - 1.8%
UnitedHealth Group, Inc.	23,370	1,910

Institutional Financial Services - 7.4%
Bank of New York Mellon (The) Corp.	56,000	2,099
Goldman Sachs Group (The), Inc.	17,690	2,962
JPMorgan Chase & Co.	52,130	3,004

		8,065

Insurance - 10.7%
Allstate (The) Corp.	46,890	2,754
MetLife, Inc.	58,590	3,255
PartnerRe Ltd.	22,500	2,457
Prudential Financial, Inc.	36,300	3,222

		11,688

Medical Equipment/Devices - 3.0%
Abbott Laboratories	20,090	822
Medtronic, Inc.	39,130	2,495

		3,317

Metals & Mining - 2.1%
Freeport-McMoRan Copper & Gold, Inc.	61,365	2,240

Oil, Gas & Coal - 18.5%
Apache Corp.	26,492	2,666
Baker Hughes, Inc.	46,010	3,425
BP PLC ADR	49,000	2,585
Chevron Corp.	21,590	2,818
Ensco PLC, Class A	33,235	1,847
Exxon Mobil Corp.	27,395	2,758
Occidental Petroleum Corp.	13,795	1,416
Schlumberger Ltd.	23,690	2,794

		20,309

Retail Discretionary - 2.8%
Coach, Inc.	32,900	1,125
PetSmart, Inc.	32,068	1,917

		3,042

Retail Staples - 1.3%
Target Corp.	25,335	1,468

Semiconductors - 2.9%
Intel Corp.	103,905	3,211

Software - 1.6%
Microsoft Corp.	42,607	1,777

Specialty Finance - 1.1%
Capital One Financial Corp.	14,795	1,222

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.6% continued
Telecom - 3.5%
AT&T, Inc.	59,349	$2,099
Verizon Communications, Inc.	14,662	717
Vodafone Group PLC ADR	30,413	1,015

		3,831

Travel, Lodging & Dining - 2.1%
Carnival Corp.	62,093	2,338

Total Common Stocks (Cost $70,883)		105,770

PREFERRED STOCKS - 1.6%
Banking - 1.6%
Itau Unibanco Holding S.A. ADR	123,931	1,782

Total Preferred Stocks (Cost $1,506)		1,782

INVESTMENT COMPANIES - 1.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	1,901,361	1,901

Total Investment Companies (Cost $1,901)		1,901

Total Investments - 99.9% (Cost $74,290)		109,453

Other Assets less Liabilities - 0.1%		81

NET ASSETS - 100.0%		$109,534

(1)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,200,000 with net sales of approximately $1,299,000 during the three months ended June 30, 2014.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

At June 30, 2014, the industry sectors for the Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	7.9%
Consumer Staples	3.4
Energy	18.9
Financials	29.4
Health Care	12.0
Industrials	10.2
Information Technology	10.4
Materials	4.2
Telecommunication Services	3.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summrizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$105,770	(1)	$—	$—	$105,770
Preferred Stocks	1,782	(1)	—	—	1,782
Investment Companies	1,901		—	—	1,901

Total Investments	$109,453		$—	$—	$109,453

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$74,575

Gross tax appreciation of investments	$36,440
Gross tax depreciation of investments	(1,562)

Net tax appreciation of investments	$34,878

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%
Aerospace & Defense - 1.6%
AAR Corp.	3,286	$91
Aerovironment, Inc.*	1,013	32
Astronics Corp.*	2,544	144
Breeze-Eastern Corp.*	5,455	69
Ducommun, Inc.*	2,479	65
Esterline Technologies Corp.*	2,670	307
GenCorp, Inc.*	10,600	202
HEICO Corp.	7,140	371
LMI Aerospace, Inc.*	1,314	17
Moog, Inc., Class A*	5,036	367
Orbital Sciences Corp.*	8,853	262
SIFCO Industries, Inc.	422	13
Smith & Wesson Holding Corp.*	1,096	16
Sturm Ruger & Co., Inc.	2,268	134
Taser International, Inc.*	3,263	43
Teledyne Technologies, Inc.*	4,467	434
Woodward, Inc.	8,065	405

		2,972

Apparel & Textile Products - 1.3%
Cherokee, Inc.	354	5
Columbia Sportswear Co.	2,090	173
Delta Apparel, Inc.*	1,098	16
G&K Services, Inc., Class A	2,947	153
G-III Apparel Group Ltd.*	3,790	310
Iconix Brand Group, Inc.*	7,964	342
Oxford Industries, Inc.	2,359	157
Perry Ellis International, Inc.*	2,102	37
Quiksilver, Inc.*	17,001	61
Skechers U.S.A., Inc., Class A*	3,370	154
Steven Madden Ltd.*	8,376	287
Superior Uniform Group, Inc.	3,036	49
Unifi, Inc.*	2,042	56
UniFirst Corp.	2,221	235
Vera Bradley, Inc.*	459	10
Weyco Group, Inc.	865	24
Wolverine World Wide, Inc.	12,654	330

		2,399

Asset Management - 0.6%
Calamos Asset Management, Inc., Class A	1,513	20
Cohen & Steers, Inc.	2,559	111
Diamond Hill Investment Group, Inc.	877	112
Financial Engines, Inc.	3,897	177
GAMCO Investors, Inc., Class A	2,067	172
Janus Capital Group, Inc.	17,812	222
Pzena Investment Management, Inc., Class A	3,421	38
Siebert Financial Corp.*	758	2
Virtus Investment Partners, Inc.*	756	160
Westwood Holdings Group, Inc.	422	25
WisdomTree Investments, Inc.*	9,300	115

		1,154

Automotive - 1.3%
Actuant Corp., Class A	7,008	242
American Axle & Manufacturing Holdings, Inc.*	2,364	45
Cooper Tire & Rubber Co.	6,955	209
Dana Holding Corp.	16,530	404
Dorman Products, Inc.*	3,508	173
Gentherm, Inc.*	634	28
Methode Electronics, Inc.	6,109	233
Miller Industries, Inc.	2,868	59
Modine Manufacturing Co.*	6,014	95
Remy International, Inc.	4,300	100
Standard Motor Products, Inc.	3,484	156
Strattec Security Corp.	100	6
Superior Industries International, Inc.	3,878	80
Tenneco, Inc.*	5,620	369
TriMas Corp.*	4,996	191

		2,390

Banking - 8.3%
1st Source Corp.	4,611	141
Access National Corp.	5,400	82
Alliance Bancorp, Inc. of Pennsylvania	367	6
American National Bankshares, Inc.	2,219	48
Ameris Bancorp*	727	16
Ames National Corp.	2,091	48
Arrow Financial Corp.	2,588	67
Astoria Financial Corp.	8,909	120
Banc of California, Inc.	632	7
BancFirst Corp.	900	56
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,934	87
Bancorp (The), Inc.*	1,080	13
BancorpSouth, Inc.	8,536	210
Bank Mutual Corp.	4,330	25
Bank of Kentucky Financial (The) Corp.	925	32
Bank of Marin Bancorp	330	15

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Banking - 8.3% continued
Bank of South Carolina Corp.	100	$2
Bank of the Ozarks, Inc.	6,522	218
BankFinancial Corp.	1,490	17
Banner Corp.	2,093	83
Bar Harbor Bankshares	2,326	65
BBCN Bancorp, Inc.	10,641	170
BCB Bancorp, Inc.	465	6
Beneficial Mutual Bancorp, Inc.*	7,547	102
Berkshire Bancorp, Inc.	121	1
Berkshire Hills Bancorp, Inc.	7,529	175
BofI Holding, Inc.*	1,600	118
Boston Private Financial Holdings, Inc.	2,108	28
Brookline Bancorp, Inc.	4,740	44
Bryn Mawr Bank Corp.	4,124	120
California First National Bancorp	1,406	21
Camden National Corp.	732	28
Cape Bancorp, Inc.	786	8
Capital City Bank Group, Inc.	3,280	48
Capitol Federal Financial, Inc.	13,700	167
Cardinal Financial Corp.	902	17
Cascade Bancorp*	4,543	24
Cathay General Bancorp	8,685	222
Center Bancorp, Inc.	4,617	89
Centerstate Banks, Inc.	471	5
Century Bancorp, Inc., Class A	2,120	75
Chemical Financial Corp.	3,782	106
Cheviot Financial Corp.	492	6
Chicopee Bancorp, Inc.	632	11
Citizens & Northern Corp.	588	11
City Holding Co.	2,220	100
Clifton Bancorp, Inc.	2,221	28
CoBiz Financial, Inc.	1,244	13
Columbia Banking System, Inc.	5,882	155
Commercial National Financial Corp.	121	3
Community Bank System, Inc.	4,436	161
Community Trust Bancorp, Inc.	2,262	77
CVB Financial Corp.	11,072	178
Dime Community Bancshares, Inc.	2,244	35
Eagle Bancorp, Inc.*	3,588	121
Enterprise Bancorp, Inc.	557	12
Enterprise Financial Services Corp.	603	11
ESB Financial Corp.	551	7
ESSA Bancorp, Inc.	632	7
EverBank Financial Corp.	7,400	149
Farmers Capital Bank Corp.*	563	13
Fidelity Southern Corp.	1,385	18
Financial Institutions, Inc.	2,994	70
First Bancorp	1,178	22
First Bancorp, Inc.	2,547	44
First Busey Corp.	12,652	74
First Citizens BancShares, Inc., Class A	672	165
First Clover Leaf Financial Corp.	167	2
First Community Bancshares, Inc.	3,726	53
First Defiance Financial Corp.	1,292	37
First Financial Bancorp	5,896	101
First Financial Bankshares, Inc.	7,904	248
First Financial Corp.	2,363	76
First Financial Northwest, Inc.	640	7
First Merchants Corp.	921	19
First Midwest Bancorp, Inc.	8,290	141
First of Long Island (The) Corp.	2,138	84
First South Bancorp, Inc.	322	3
FirstMerit Corp.	15,311	302
Flushing Financial Corp.	1,360	28
FNB Corp.	15,475	198
Fox Chase Bancorp, Inc.	4,793	81
Fulton Financial Corp.	18,000	223
German American Bancorp, Inc.	311	8
Glacier Bancorp, Inc.	6,517	185
Great Southern Bancorp, Inc.	4,751	152
Guaranty Bancorp	677	9
Hancock Holding Co.	7,851	277
Hanmi Financial Corp.	3,851	81
Hawthorn Bancshares, Inc.	453	6
Heartland Financial USA, Inc.	563	14
Heritage Financial Corp.	863	14
Heritage Financial Group, Inc.	3,000	60
HF Financial Corp.	465	6
Hingham Institution for Savings	64	5
Home BancShares, Inc.	4,144	136
Iberiabank Corp.	4,276	296
Independent Bank Corp.	2,925	112
International Bancshares Corp.	7,541	204
Investors Bancorp, Inc.	16,646	184
Kearny Financial Corp.*	7,096	107
Kentucky First Federal Bancorp	562	5
Lakeland Bancorp, Inc.	6,394	69
Lakeland Financial Corp.	880	34

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Banking - 8.3% continued
Landmark Bancorp, Inc.	4,200	$83
MainSource Financial Group, Inc.	904	16
MB Financial, Inc.	5,037	136
Merchants Bancshares, Inc.	2,361	76
Meridian Interstate Bancorp, Inc.*	598	15
Metro Bancorp, Inc.*	714	17
Middleburg Financial Corp.	1,990	40
MidSouth Bancorp, Inc.	598	12
MidWestOne Financial Group, Inc.	425	10
MutualFirst Financial, Inc.	346	7
NASB Financial, Inc.	3,779	89
National Bankshares, Inc.	1,600	49
National Penn Bancshares, Inc.	12,272	130
NBT Bancorp, Inc.	4,197	101
Northeast Community Bancorp, Inc.	721	5
Northfield Bancorp, Inc.	6,592	86
Northrim BanCorp, Inc.	2,551	65
Northwest Bancshares, Inc.	8,004	109
Norwood Financial Corp.	1,851	53
OceanFirst Financial Corp.	4,309	71
OFG Bancorp	6,171	114
Ohio Valley Banc Corp.	658	15
Old National Bancorp	11,083	158
Oritani Financial Corp.	7,492	115
Pacific Continental Corp.	614	8
PacWest Bancorp	7,235	312
Park National Corp.	1,651	127
Peapack Gladstone Financial Corp.	471	10
Peoples Bancorp, Inc.	732	19
Peoples Financial Corp.	221	3
Pinnacle Financial Partners, Inc.	3,726	147
Popular, Inc.*	8,837	302
Premier Financial Bancorp, Inc.	651	10
PrivateBancorp, Inc.	6,612	192
Prosperity Bancshares, Inc.	5,959	373
Provident Financial Services, Inc.	7,344	127
Prudential Bancorp, Inc.	934	11
Pulaski Financial Corp.	597	7
QCR Holdings, Inc.	6,316	109
Renasant Corp.	2,063	60
Republic Bancorp, Inc., Class A	1,564	37
Republic First Bancorp, Inc.*	1,090	6
S&T Bancorp, Inc.	3,885	97
Sandy Spring Bancorp, Inc.	3,270	81
Seacoast Banking Corp. of Florida*	685	7
Severn Bancorp, Inc.*	1,182	6
Shore Bancshares, Inc.*	632	6
SI Financial Group, Inc.	729	8
Sierra Bancorp	632	10
Simmons First National Corp., Class A	3,728	147
Simplicity Bancorp, Inc.	485	8
South State Corp.	5,150	314
Southern National Bancorp of Virginia, Inc.	512	6
Southside Bancshares, Inc.	2,684	78
Southwest Bancorp, Inc.	627	11
Sterling Bancorp	3,800	46
Stock Yards Bancorp, Inc.	2,309	69
Suffolk Bancorp*	565	13
Sun Bancorp, Inc.*	1,350	5
Susquehanna Bancshares, Inc.	16,043	169
Texas Capital Bancshares, Inc.*	3,904	211
TF Financial Corp.	199	8
Tompkins Financial Corp.	2,025	98
TowneBank	1,147	18
Trico Bancshares	2,413	56
TrustCo Bank Corp. NY	7,386	49
Trustmark Corp.	5,223	129
UMB Financial Corp.	3,986	253
Umpqua Holdings Corp.	19,634	352
Union Bankshares Corp.	3,940	101
United Bancorp, Inc.	465	4
United Bankshares, Inc.	4,601	149
United Community Banks, Inc.	4,744	78
United Financial Bancorp, Inc.	5,126	69
Univest Corp. of Pennsylvania	454	9
Valley National Bancorp	18,396	182
ViewPoint Financial Group, Inc.	4,170	112
Washington Federal, Inc.	8,077	181
Washington Trust Bancorp, Inc.	2,952	109
Waterstone Financial, Inc.	2,929	33
Webster Financial Corp.	7,984	252
WesBanco, Inc.	2,078	65
West Bancorporation, Inc.	795	12
Westamerica Bancorporation	2,791	146
Western Alliance Bancorp*	10,643	253
Westfield Financial, Inc.	1,804	13
Wilshire Bancorp, Inc.	493	5
Wintrust Financial Corp.	4,058	187

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Banking - 8.3% continued
WSFS Financial Corp.	2,356	$174
Yadkin Financial Corp.*	525	10

		15,821

Biotechnology & Pharmaceuticals - 4.7%
Aceto Corp.	12,563	228
Acorda Therapeutics, Inc.*	5,315	179
Aegerion Pharmaceuticals, Inc.*	4,217	135
Akorn, Inc.*	9,157	304
Albany Molecular Research, Inc.*	8,687	175
Anika Therapeutics, Inc.*	4,772	221
Arena Pharmaceuticals, Inc.*	4,157	24
Array BioPharma, Inc.*	2,130	10
Auxilium Pharmaceuticals, Inc.*	6,094	122
AVANIR Pharmaceuticals, Inc., Class A*	30,462	172
BioDelivery Sciences International, Inc.*	1,664	20
BioSpecifics Technologies Corp.*	1,577	42
Cambrex Corp.*	17,832	369
Celldex Therapeutics, Inc.*	6,123	100
Clovis Oncology, Inc.*	5,197	215
Curis, Inc.*	1,668	3
Depomed, Inc.*	10,430	145
Dyax Corp.*	1,989	19
Emergent Biosolutions, Inc.*	6,316	142
Endocyte, Inc.*	4,800	32
Exelixis, Inc.*	11,597	39
Furiex Pharmaceuticals, Inc.*	2,700	287
Hyperion Therapeutics, Inc.*	3,000	78
Idenix Pharmaceuticals, Inc.*	1,818	44
ImmunoGen, Inc.*	4,442	53
Immunomedics, Inc.*	14,372	52
Impax Laboratories, Inc.*	7,204	216
Infinity Pharmaceuticals, Inc.*	1,041	13
Insmed, Inc.*	6,129	122
InterMune, Inc.*	10,930	483
Isis Pharmaceuticals, Inc.*	11,666	402
KYTHERA Biopharmaceuticals, Inc.*	3,200	123
Lannett Co., Inc.*	9,664	480
Lexicon Pharmaceuticals, Inc.*	1,547	2
Ligand Pharmaceuticals, Inc.*	5,323	332
Medicines (The) Co.*	6,766	197
Momenta Pharmaceuticals, Inc.*	9,913	120
Natural Alternatives International, Inc.*	567	3
Nature’s Sunshine Products, Inc.	6,072	103
Nektar Therapeutics*	6,517	84
Neurocrine Biosciences, Inc.*	1,518	22
Novavax, Inc.*	2,370	11
NPS Pharmaceuticals, Inc.*	11,646	385
Nutraceutical International Corp.*	1,585	38
Omega Protein Corp.*	769	10
Orexigen Therapeutics, Inc.*	32,437	200
Osiris Therapeutics, Inc.*	2,090	33
Pacira Pharmaceuticals, Inc.*	3,200	294
PDL BioPharma, Inc.	17,339	168
Pozen, Inc.*	1,041	9
Prestige Brands Holdings, Inc.*	5,149	174
Progenics Pharmaceuticals, Inc.*	1,104	5
Puma Biotechnology, Inc.*	2,900	191
Questcor Pharmaceuticals, Inc.	5,699	527
Raptor Pharmaceutical Corp.*	11,900	137
Repligen Corp.*	3,318	76
Repros Therapeutics, Inc.*	3,500	61
Sagent Pharmaceuticals, Inc.*	2,545	66
Sangamo BioSciences, Inc.*	11,303	173
Sarepta Therapeutics, Inc.*	2,200	66
Sciclone Pharmaceuticals, Inc.*	1,805	9
Spectrum Pharmaceuticals, Inc.*	6,505	53
Sucampo Pharmaceuticals, Inc., Class A*	9,115	63
Synageva BioPharma Corp.*	521	55
USANA Health Sciences, Inc.*	2,680	209
Vanda Pharmaceuticals, Inc.*	632	10

		8,935

Chemicals - 2.5%
A. Schulman, Inc.	4,305	167
American Vanguard Corp.	3,228	43
Axiall Corp.	3,937	186
Balchem Corp.	3,313	177
Calgon Carbon Corp.*	7,213	161
Chemtura Corp.*	10,654	278
Dynamic Materials Corp.	2,580	57
Ferro Corp.*	13,274	167
FutureFuel Corp.	2,500	42
Globe Specialty Metals, Inc.	7,897	164
H.B. Fuller Co.	5,793	279
Hawkins, Inc.	2,127	79
Innophos Holdings, Inc.	2,974	171
Innospec, Inc.	4,860	210
Intrepid Potash, Inc.*	6,000	101
KMG Chemicals, Inc.	4,190	75

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Chemicals - 2.5% continued
Koppers Holdings, Inc.	1,760	$67
Kraton Performance Polymers, Inc.*	3,510	79
Landec Corp.*	2,415	30
LSB Industries, Inc.*	2,477	103
Materion Corp.	3,090	114
Minerals Technologies, Inc.	3,972	261
Oil-Dri Corp. of America	185	6
Olin Corp.	10,192	274
OM Group, Inc.	4,239	137
OMNOVA Solutions, Inc.*	11,226	102
PolyOne Corp.	792	33
Polypore International, Inc.*	5,094	243
Quaker Chemical Corp.	2,957	227
Sensient Technologies Corp.	5,549	309
Stepan Co.	3,384	179
Synalloy Corp.	100	2
WD-40 Co.	3,111	234

		4,757

Construction Materials - 0.8%
Apogee Enterprises, Inc.	5,862	204
Deltic Timber Corp.	1,432	86
Headwaters, Inc.*	10,503	146
Louisiana-Pacific Corp.*	15,895	239
Texas Industries, Inc.*	3,495	323
Trex Co., Inc.*	5,862	169
United States Lime & Minerals, Inc.	1,480	96
Universal Forest Products, Inc.	2,652	128
USG Corp.*	5,872	177

		1,568

Consumer Discretionary Services - 3.7%
Aaron’s, Inc.	1,012	36
ABM Industries, Inc.	7,442	201
Advisory Board (The) Co.*	4,678	242
American Public Education, Inc.*	2,652	91
AMN Healthcare Services, Inc.*	4,800	59
ARC Document Solutions, Inc.*	2,439	14
Ascent Capital Group, Inc., Class A*	2,090	138
Barrett Business Services, Inc.	732	34
Brady Corp., Class A	6,672	199
Bridgepoint Education, Inc.*	2,383	32
Brink’s (The) Co.	6,728	190
Capella Education Co.	2,600	141
CBIZ, Inc.*	7,530	68
CDI Corp.	1,159	17
Collectors Universe, Inc.	8,529	167
Computer Task Group, Inc.	2,897	48
Corporate Executive Board (The) Co.	4,399	300
Corvel Corp.*	4,288	194
Courier Corp.	7,838	117
CRA International, Inc.*	2,436	56
Cross Country Healthcare, Inc.*	2,093	14
Deluxe Corp.	4,859	285
DeVry Education Group, Inc.	4,800	203
Ennis, Inc.	4,021	61
Franklin Covey Co.*	776	16
FTI Consulting, Inc.*	4,135	156
Furmanite Corp.*	7,381	86
GP Strategies Corp.*	747	19
Grand Canyon Education, Inc.*	4,700	216
Hackett Group (The), Inc.	1,985	12
Healthcare Services Group, Inc.	7,400	218
HMS Holdings Corp.*	10,342	211
Huron Consulting Group, Inc.*	2,452	174
Information Services Group, Inc.*	2,379	11
Innodata, Inc.*	1,500	5
Insperity, Inc.	3,436	113
Intersections, Inc.	938	5
K12, Inc.*	5,545	134
Kelly Services, Inc., Class A	4,273	73
Kforce, Inc.	4,730	102
Korn/Ferry International*	4,494	132
Matthews International Corp., Class A	3,790	158
Medifast, Inc.*	454	14
Mobile Mini, Inc.	4,258	204
MTS Systems Corp.	3,520	239
Multi-Color Corp.	2,573	103
National Research Corp., Class A*	6,390	89
Navigant Consulting, Inc.*	5,940	104
Odyssey Marine Exploration, Inc.*	2,982	5
On Assignment, Inc.*	6,417	228
PDI, Inc.*	16,416	72
Providence Service (The) Corp.*	4,681	171
Rent-A-Center, Inc.	5,912	170
Schawk, Inc.	4,318	88
Sotheby’s	6,283	264
SP Plus Corp.*	3,892	83
Strayer Education, Inc.*	1,300	68

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Consumer Discretionary Services - 3.7% continued
TrueBlue, Inc.*	4,035	$111
Viad Corp.	3,723	89
Vistaprint N.V.*	3,881	157
Volt Information Sciences, Inc.*	2,231	21

		7,028

Consumer Products - 2.6%
Adecoagro S.A.*	725	7
Alico, Inc.	947	35
Alliance One International, Inc.*	8,393	21
B&G Foods, Inc.	7,474	244
Boston Beer (The) Co., Inc., Class A*	1,132	253
Boulder Brands, Inc.*	1,210	17
Bridgford Foods Corp.*	342	3
Cal-Maine Foods, Inc.	2,468	183
Chiquita Brands International, Inc.*	5,210	57
Clearwater Paper Corp.*	2,674	165
Coca-Cola Bottling Co. Consolidated	1,445	106
Craft Brew Alliance, Inc.*	6,145	68
Darling Ingredients, Inc.*	13,315	278
Elizabeth Arden, Inc.*	3,243	69
Farmer Bros. Co.*	5,589	121
Female Health (The) Co.	773	4
Fresh Del Monte Produce, Inc.	4,035	124
Golden Enterprises, Inc.	424	2
Hain Celestial Group (The), Inc.*	4,572	406
Harbinger Group, Inc.*	10,336	131
Helen of Troy Ltd.*	3,546	215
Inter Parfums, Inc.	4,096	121
J&J Snack Foods Corp.	2,518	237
Lancaster Colony Corp.	2,072	197
Lifeway Foods, Inc.*	277	4
National Beverage Corp.*	2,406	46
Orchids Paper Products Co.	454	15
Post Holdings, Inc.*	3,400	173
Revlon, Inc., Class A*	454	14
Sanderson Farms, Inc.	2,338	227
Seaboard Corp.*	52	157
Seneca Foods Corp., Class A*	277	8
Snyder’s-Lance, Inc.	5,160	137
Spectrum Brands Holdings, Inc.	2,800	241
Tootsie Roll Industries, Inc.	4,662	137
TreeHouse Foods, Inc.*	4,903	393
United-Guardian, Inc.	460	13
Universal Corp.	2,927	162
Vector Group Ltd.	6,379	132
Zep, Inc.	3,113	55

		4,978

Containers & Packaging - 0.2%
AEP Industries, Inc.*	1,889	66
Graphic Packaging Holding Co.*	15,260	179
Myers Industries, Inc.	2,840	57
Tredegar Corp.	5,233	122

		424

Design, Manufacturing & Distribution - 0.2%
Benchmark Electronics, Inc.*	5,199	132
CTS Corp.	5,665	106
Plexus Corp.*	3,945	171
Transcat, Inc.*	83	1

		410

Distribution/Wholesale - Consumer Staples - 0.4%
Andersons (The), Inc.	4,114	212
Calavo Growers, Inc.	454	15
Core-Mark Holding Co., Inc.	2,246	103
United Natural Foods, Inc.*	5,667	369

		699

Distributors - 1.1%
AMREP Corp.*	5,193	32
ePlus, Inc.*	3,370	196
FTD Cos., Inc.*	3,046	97
Insight Enterprises, Inc.*	6,105	188
Movado Group, Inc.	2,774	116
MWI Veterinary Supply, Inc.*	1,607	228
PC Connection, Inc.	3,235	67
PCM, Inc.*	794	9
Pool Corp.	5,591	316
ScanSource, Inc.*	4,003	152
SYNNEX Corp.*	2,955	215
Tech Data Corp.*	3,700	231
United Stationers, Inc.	5,964	247
Wayside Technology Group, Inc.	1,345	21

		2,115

Electrical Equipment - 2.4%
AAON, Inc.	4,824	162
Acuity Brands, Inc.	4,870	673
Argan, Inc.	4,982	186
Badger Meter, Inc.	2,910	153

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Electrical Equipment - 2.4% continued
Bel Fuse, Inc., Class B	1,214	$31
Belden, Inc.	5,983	468
Chase Corp.	426	15
Checkpoint Systems, Inc.*	5,169	72
Cognex Corp.*	9,590	368
Comfort Systems USA, Inc.	5,776	91
Compx International, Inc.	1	—
ESCO Technologies, Inc.	2,932	102
Espey Manufacturing & Electronics Corp.	3,300	83
FARO Technologies, Inc.*	3,744	184
Generac Holdings, Inc.*	2,297	112
General Cable Corp.	5,686	146
Global Power Equipment Group, Inc.	3,336	54
Houston Wire & Cable Co.	1,544	19
InvenSense, Inc.*	5,600	127
Itron, Inc.*	3,761	152
Landauer, Inc.	2,743	115
Littelfuse, Inc.	2,408	224
LSI Industries, Inc.	928	7
Measurement Specialties, Inc.*	2,513	216
Mesa Laboratories, Inc.	1,469	123
MOCON, Inc.	5,420	86
NL Industries, Inc.	2,807	26
Nortek, Inc.*	100	9
Orion Energy Systems, Inc.*	1,050	4
OSI Systems, Inc.*	2,204	147
Powell Industries, Inc.	2,381	156
Preformed Line Products Co.	698	38
Stoneridge, Inc.*	803	9
Watts Water Technologies, Inc., Class A	3,655	226

		4,584

Engineering & Construction Services - 0.8%
Dycom Industries, Inc.*	5,739	180
EMCOR Group, Inc.	7,535	336
Exponent, Inc.	2,526	187
Granite Construction, Inc.	5,631	203
Great Lakes Dredge & Dock Corp.*	3,118	25
Integrated Electrical Services, Inc.*	1,238	8
Kimball International, Inc., Class B	2,871	48
Kratos Defense & Security Solutions, Inc.*	357	3
MasTec, Inc.*	6,375	196
Orion Marine Group, Inc.*	917	10
Sterling Construction Co., Inc.*	354	3
Team, Inc.*	2,911	119
TRC Cos., Inc.*	1,548	10
VSE Corp.	1,311	92

		1,420

Forest & Paper Products - 0.6%
KapStone Paper and Packaging Corp.*	8,926	296
Neenah Paper, Inc.	5,250	279
PH Glatfelter Co.	7,586	201
Resolute Forest Products, Inc.*	7,741	130
Schweitzer-Mauduit International, Inc.	5,158	225
Wausau Paper Corp.	3,132	34

		1,165

Hardware - 3.1%
ADTRAN, Inc.	7,800	176
ARRIS Group, Inc.*	11,272	367
Astro-Med, Inc.	563	8
Ciena Corp.*	11,043	239
Communications Systems, Inc.	2,431	30
Comtech Telecommunications Corp.	2,793	104
Cray, Inc.*	3,259	87
Daktronics, Inc.	8,656	103
Datalink Corp.*	4,559	46
Digimarc Corp.	1,990	65
Electronics For Imaging, Inc.*	5,600	253
Emerson Radio Corp.*	2,592	5
Extreme Networks, Inc.*	4,748	21
Finisar Corp.*	10,110	200
Harmonic, Inc.*	9,635	72
Infinera Corp.*	8,449	78
InterDigital, Inc.	4,713	225
Ixia*	7,434	85
Kopin Corp.*	5,483	18
KVH Industries, Inc.*	5,394	70
Lexmark International, Inc., Class A	7,600	366
Loral Space & Communications, Inc.*	1,832	133
NETGEAR, Inc.*	4,144	144
Netscout Systems, Inc.*	5,486	243
Numerex Corp., Class A*	1,538	18
Oplink Communications, Inc.*	6,032	102
PAR Technology Corp.*	3,219	13
PC-Tel, Inc.	1,058	9
Plantronics, Inc.	5,191	249
Polycom, Inc.*	13,600	170
Procera Networks, Inc.*	3,300	33

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Hardware - 3.1% continued
Qumu Corp.*	212	$3
Riverbed Technology, Inc.*	906	19
Rovi Corp.*	10,200	244
Sanmina Corp.*	10,167	232
Silicon Graphics International Corp.*	4,651	45
Sonus Networks, Inc.*	15,055	54
Super Micro Computer, Inc.*	4,039	102
Synaptics, Inc.*	4,108	372
TiVo, Inc.*	12,563	162
Transact Technologies, Inc.	651	7
Universal Electronics, Inc.*	1,181	58
UTStarcom Holdings Corp.*	1,484	4
ViaSat, Inc.*	4,280	248
Viasystems Group, Inc.*	2,843	31
Vocera Communications, Inc.*	2,100	28
VOXX International Corp.*	763	7
Zebra Technologies Corp., Class A*	5,600	461

		5,809

Health Care Facilities/Services - 3.1%
Addus HomeCare Corp.*	5,512	124
Air Methods Corp.*	5,561	287
Alliance HealthCare Services, Inc.*	6,382	172
Almost Family, Inc.*	4,230	93
Amsurg Corp.*	4,247	194
Bio-Reference Labs, Inc.*	5,024	152
BioScrip, Inc.*	4,472	37
Capital Senior Living Corp.*	3,266	78
Centene Corp.*	5,573	421
Charles River Laboratories International, Inc.*	300	16
Chemed Corp.	3,352	314
Chindex International, Inc.*	4,273	101
Digirad Corp.	1,644	6
Emeritus Corp.*	5,006	158
Ensign Group (The), Inc.	3,919	122
ExamWorks Group, Inc.*	6,705	213
Genomic Health, Inc.*	2,100	58
Gentiva Health Services, Inc.*	7,000	105
Hanger, Inc.*	4,395	138
HealthSouth Corp.	10,315	370
Healthways, Inc.*	4,800	84
Independence Holding Co.	746	11
IPC The Hospitalist Co., Inc.*	2,642	117
Kindred Healthcare, Inc.	6,316	146
LHC Group, Inc.*	2,793	60
LifePoint Hospitals, Inc.*	5,300	329
Magellan Health, Inc.*	3,985	248
Medcath Corp.(1) *	7,953	—
Molina Healthcare, Inc.*	3,958	177
National Healthcare Corp.	2,960	167
Owens & Minor, Inc.	6,797	231
PAREXEL International Corp.*	6,846	362
PharMerica Corp.*	6,198	177
Skilled Healthcare Group, Inc., Class A*	12,164	77
Triple-S Management Corp., Class B*	5,993	107
U.S. Physical Therapy, Inc.	3,376	115
WellCare Health Plans, Inc.*	4,818	360

		5,927

Home & Office Products - 1.6%
ACCO Brands Corp.*	8,898	57
American Woodmark Corp.*	2,946	94
AV Homes, Inc.*	5,232	86
Beazer Homes USA, Inc.*	156	3
Blount International, Inc.*	4,712	66
Cavco Industries, Inc.*	2,461	210
CSS Industries, Inc.	1,191	31
Flexsteel Industries, Inc.	4,302	143
Griffon Corp.	5,614	70
Herman Miller, Inc.	4,751	144
HNI Corp.	4,707	184
Hooker Furniture Corp.	4,613	74
Hovnanian Enterprises, Inc., Class A*	1,350	7
Interface, Inc.	6,689	126
iRobot Corp.*	2,838	116
KB Home	6,807	127
Knoll, Inc.	6,043	105
La-Z-Boy, Inc.	6,679	155
M/I Homes, Inc.*	2,110	51
Mattress Firm Holding Corp.*	1,900	91
MDC Holdings, Inc.	5,779	175
Meritage Homes Corp.*	4,414	186
NACCO Industries, Inc., Class A	1,207	61
Nobility Homes, Inc.*	858	9
Quanex Building Products Corp.	3,404	61
Ryland Group (The), Inc.	4,003	158
Select Comfort Corp.*	5,835	121
St. Joe (The) Co.*	5,413	138
Standard Pacific Corp.*	7,500	64

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Home & Office Products - 1.6% continued
Stanley Furniture Co., Inc.*	1,105	$3
Steelcase, Inc., Class A	9,635	146
Virco Manufacturing Corp.*	1,533	4

		3,066

Industrial Distribution - 0.7%
Applied Industrial Technologies, Inc.	5,329	270
DXP Enterprises, Inc.*	3,023	228
H&E Equipment Services, Inc.*	1,885	69
Kaman Corp.	3,466	148
Standex International Corp.	2,533	189
TAL International Group, Inc.*	2,809	125
Titan Machinery, Inc.*	632	10
Watsco, Inc.	3,119	321

		1,360

Institutional Financial Services - 0.6%
BGC Partners, Inc., Class A	1,530	11
Evercore Partners, Inc., Class A	3,235	187
FBR & Co.*	955	26
GFI Group, Inc.	8,594	29
Greenhill & Co., Inc.	2,600	128
Interactive Brokers Group, Inc., Class A	6,396	149
INTL. FCStone, Inc.*	3,385	67
Investment Technology Group, Inc.*	7,952	134
JMP Group, Inc.	644	5
Piper Jaffray Cos.*	2,191	113
Stifel Financial Corp.*	5,514	261
SWS Group, Inc.*	1,990	15

		1,125

Insurance - 3.0%
Ambac Financial Group, Inc.*	4,100	112
American Equity Investment Life Holding Co.	7,441	183
AMERISAFE, Inc.	3,031	123
AmTrust Financial Services, Inc.	4,434	185
Argo Group International Holdings Ltd.	3,777	193
Aspen Insurance Holdings Ltd.	35	2
Atlantic American Corp.	6,501	25
Baldwin & Lyons, Inc., Class B	2,846	74
Citizens, Inc.*	9,548	71
CNO Financial Group, Inc.	22,070	393
Crawford & Co., Class B	13,444	136
Donegal Group, Inc., Class A	1,246	19
eHealth, Inc.*	4,009	152
EMC Insurance Group, Inc.	4,519	139
Employers Holdings, Inc.	5,233	111
Endurance Specialty Holdings Ltd.	4,410	228
FBL Financial Group, Inc., Class A	1,589	73
First Acceptance Corp.*	2,414	6
GAINSCO, Inc.*	614	6
Global Indemnity PLC*	459	12
Greenlight Capital Re Ltd., Class A*	3,400	112
Hallmark Financial Services, Inc.*	640	7
Hanover Insurance Group (The), Inc.	5,455	345
Hilltop Holdings, Inc.*	5,753	122
Horace Mann Educators Corp.	3,212	100
Infinity Property & Casualty Corp.	2,227	150
Kansas City Life Insurance Co.	1,595	73
Kemper Corp.	4,408	162
Maiden Holdings Ltd.	164	2
Meadowbrook Insurance Group, Inc.	2,883	21
Mercury General Corp.	2,500	118
Montpelier Re Holdings Ltd.	7,701	246
National Interstate Corp.	2,645	74
National Western Life Insurance Co., Class A	463	115
Navigators Group (The), Inc.*	1,100	74
OneBeacon Insurance Group Ltd., Class A	3,395	53
Phoenix (The) Cos., Inc.*	253	12
Platinum Underwriters Holdings Ltd.	4,103	266
Primerica, Inc.	4,874	233
Primus Guaranty Ltd.*	1,524	2
Radian Group, Inc.	11,559	171
RLI Corp.	5,056	231
Safety Insurance Group, Inc.	2,023	104
Selective Insurance Group, Inc.	4,729	117
StanCorp Financial Group, Inc.	4,414	283
Symetra Financial Corp.	8,441	192
Tower Group International Ltd.	1	—
Unico American Corp.*	114	1
United Fire Group, Inc.	4,020	118
Universal Insurance Holdings, Inc.	1,237	16

		5,763

Iron & Steel - 0.6%
A.M. Castle & Co.*	4,310	48
Commercial Metals Co.	12,664	219
Haynes International, Inc.	2,029	115
Northwest Pipe Co.*	3,521	142

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Iron & Steel - 0.6% continued
Olympic Steel, Inc.	2,390	$59
Shiloh Industries, Inc.*	1,218	22
SunCoke Energy, Inc.*	7,900	170
Universal Stainless & Alloy Products, Inc.*	2,219	72
Worthington Industries, Inc.	7,124	307

		1,154

Leisure Products - 0.7%
Arctic Cat, Inc.	2,943	116
Brunswick Corp.	9,820	414
Callaway Golf Co.	8,936	74
Drew Industries, Inc.	5,285	264
Johnson Outdoors, Inc., Class A	2,972	77
LeapFrog Enterprises, Inc.*	3,255	24
Marine Products Corp.	2,110	17
Thor Industries, Inc.	4,091	233
Winnebago Industries, Inc.*	3,694	93

		1,312

Machinery - 2.7%
Alamo Group, Inc.	914	49
Altra Industrial Motion Corp.	5,361	195
Astec Industries, Inc.	2,663	117
Briggs & Stratton Corp.	5,191	106
CIRCOR International, Inc.	2,229	172
ClearSign Combustion Corp.*	7,500	69
Columbus McKinnon Corp.	1,141	31
Cubic Corp.	3,353	149
Curtiss-Wright Corp.	4,543	298
EnPro Industries, Inc.*	3,313	242
Federal Signal Corp.	11,351	166
FEI Co.	4,382	398
Franklin Electric Co., Inc.	5,486	221
Gorman-Rupp (The) Co.	4,138	146
Graham Corp.	2,021	70
Hillenbrand, Inc.	7,437	243
Hollysys Automation Technologies Ltd.*	3,302	81
Hurco Cos., Inc.	880	25
Hyster-Yale Materials Handling, Inc.	2,014	178
John Bean Technologies Corp.	3,100	96
Kadant, Inc.	700	27
Key Technology, Inc.*	3,860	48
Lindsay Corp.	2,080	176
Middleby (The) Corp.*	6,600	546
MSA Safety, Inc.	3,081	177
Mueller Water Products, Inc., Class A	14,767	128
Raven Industries, Inc.	4,634	154
Rofin-Sinar Technologies, Inc.*	4,165	100
RTI International Metals, Inc.*	4,041	107
SL Industries, Inc.*	739	22
Sun Hydraulics Corp.	2,849	116
Tennant Co.	2,390	182
Titan International, Inc.	6,871	116
Twin Disc, Inc.	2,217	73

		5,024

Manufactured Goods - 1.0%
Aegion Corp.*	5,615	131
AZZ, Inc.	4,418	204
Barnes Group, Inc.	5,033	194
Chart Industries, Inc.*	3,609	299
Eastern (The) Co.	3,234	50
Gibraltar Industries, Inc.*	1,248	19
Insteel Industries, Inc.	1,500	29
LB Foster Co., Class A	3,699	200
Mueller Industries, Inc.	9,102	268
NCI Building Systems, Inc.*	171	3
Omega Flex, Inc.	455	9
RBC Bearings, Inc.	3,411	218
Rogers Corp.*	2,800	186
Simpson Manufacturing Co., Inc.	4,003	146

		1,956

Media Content - 1.5%
AOL, Inc.*	6,145	245
Blucora, Inc.*	2,410	45
Conversant, Inc.*	8,021	204
Crown Media Holdings, Inc., Class A*	3,297	12
DreamWorks Animation SKG, Inc., Class A*	7,524	175
Entercom Communications Corp., Class A*	5,047	54
Harte-Hanks, Inc.	5,784	42
HealthStream, Inc.*	3,889	94
Journal Communications, Inc., Class A*	3,428	30
Marchex, Inc., Class B	2,671	32
Meredith Corp.	4,021	194
Move, Inc.*	1,986	29
Move, Inc. - (Fractional Shares)*	25,000	—
National CineMedia, Inc.	3,895	68
New Media Investment Group, Inc.*	1,266	18
New York Times (The) Co., Class A	15,127	230

EQUITY FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Media Content - 1.5% continued
Nexstar Broadcasting Group, Inc., Class A	1,600	$83
OpenTable, Inc.*	2,546	264
Orbitz Worldwide, Inc.*	2,462	22
Reis, Inc.	1,941	41
Saga Communications, Inc., Class A	796	34
Scholastic Corp.	3,081	105
Shutterfly, Inc.*	3,162	136
Sinclair Broadcast Group, Inc., Class A	4,751	165
Travelzoo, Inc.*	2,939	57
Trulia, Inc.*	414	20
WebMD Health Corp.*	5,895	285
World Wrestling Entertainment, Inc., Class A	5,941	71
XO Group, Inc.*	500	6

		2,761

Medical Equipment/Devices - 3.9%
Abaxis, Inc.	2,796	124
ABIOMED, Inc.*	5,927	149
Accuray, Inc.*	538	5
Affymetrix, Inc.*	5,625	50
Alere, Inc.*	300	11
Align Technology, Inc.*	7,912	443
Alphatec Holdings, Inc.*	1,344	2
American Science & Engineering, Inc.	1,560	109
Analogic Corp.	2,039	160
AngioDynamics, Inc.*	7,863	128
AtriCure, Inc.*	1,966	36
Atrion Corp.	508	166
Baxano Surgical, Inc.*	1,786	1
BioTelemetry, Inc.*	1,210	9
Bovie Medical Corp.*	1,160	4
Cardiovascular Systems, Inc.*	4,762	148
Cepheid, Inc.*	8,169	392
CONMED Corp.	3,826	169
CryoLife, Inc.	923	8
Cutera, Inc.*	4,310	45
Cyberonics, Inc.*	3,125	195
Cynosure, Inc., Class A*	6,090	129
Daxor Corp.	522	4
Derma Sciences, Inc.*	9,600	111
DexCom, Inc.*	2,038	81
Endologix, Inc.*	3,840	58
Exact Sciences Corp.*	5,000	85
Exactech, Inc.*	5,672	143
Greatbatch, Inc.*	4,190	206
Haemonetics Corp.*	6,984	246
Hansen Medical, Inc.*	1,520	2
Harvard Apparatus Regenerative Technology, Inc.*	449	5
Harvard Bioscience, Inc.*	1,797	8
Hill-Rom Holdings, Inc.	4,800	199
ICU Medical, Inc.*	2,481	151
Insulet Corp.*	1,776	71
Integra LifeSciences Holdings Corp.*	2,983	140
Iridex Corp.*	100	1
LeMaitre Vascular, Inc.	11,223	93
Luminex Corp.*	4,897	84
Masimo Corp.*	6,598	156
Medical Action Industries, Inc.*	5,484	75
Meridian Bioscience, Inc.	4,029	83
Merit Medical Systems, Inc.*	6,586	100
Natus Medical, Inc.*	8,282	208
Neogen Corp.*	3,898	158
NuVasive, Inc.*	7,498	267
NxStage Medical, Inc.*	4,160	60
OPKO Health, Inc.*	8,455	75
OraSure Technologies, Inc.*	10,534	91
Orthofix International N.V.*	3,735	135
Quidel Corp.*	5,217	115
Rockwell Medical, Inc.*	917	11
RTI Surgical, Inc.*	3,308	14
Span-America Medical Systems, Inc.	2,086	44
Sparton Corp.*	652	18
Spectranetics (The) Corp.*	4,673	107
STERIS Corp.	6,209	332
SurModics, Inc.*	4,642	100
Symmetry Medical, Inc.*	8,443	75
Thoratec Corp.*	6,145	214
Utah Medical Products, Inc.	2,064	106
Vascular Solutions, Inc.*	4,503	100
Volcano Corp.*	5,473	96
West Pharmaceutical Services, Inc.	8,876	374
Wright Medical Group, Inc.*	4,677	147

		7,432

Metals & Mining - 0.3%
Encore Wire Corp.	1,171	57
Harsco Corp.	8,700	232

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Metals & Mining - 0.3% continued
Horsehead Holding Corp.*	7,128	$130
Kaiser Aluminum Corp.	2,153	157

		576

Oil, Gas & Coal - 5.4%
Adams Resources & Energy, Inc.	2,285	179
Alon USA Energy, Inc.	4,886	61
Alpha Natural Resources, Inc.*	12,800	47
Approach Resources, Inc.*	2,933	67
Basic Energy Services, Inc.*	8,156	238
Bill Barrett Corp.*	3,100	83
Bolt Technology Corp.	5,255	96
Bonanza Creek Energy, Inc.*	1,100	63
Bristow Group, Inc.	4,067	328
C&J Energy Services, Inc.*	4,700	159
Callon Petroleum Co.*	5,342	62
CARBO Ceramics, Inc.	1,600	247
Carrizo Oil & Gas, Inc.*	7,052	488
Clayton Williams Energy, Inc.*	1,883	259
Clean Energy Fuels Corp.*	4,072	48
Comstock Resources, Inc.	3,848	111
Contango Oil & Gas Co.*	3,680	156
Dawson Geophysical Co.	2,476	71
Delek US Holdings, Inc.	2,923	83
Diamondback Energy, Inc.*	2,200	195
Energy XXI Bermuda Ltd.	11,122	263
EnLink Midstream LLC	800	33
Evolution Petroleum Corp.	6,152	67
Exterran Holdings, Inc.	10,281	463
Geospace Technologies Corp.*	2,028	112
Goodrich Petroleum Corp.*	2,800	77
Gran Tierra Energy, Inc.*	32,756	266
Gulf Coast Ultra Deep Royalty Trust*	12,774	37
Gulf Island Fabrication, Inc.	3,793	82
Gulfmark Offshore, Inc., Class A	2,971	134
Halcon Resources Corp.*	4,036	29
Helix Energy Solutions Group, Inc.*	10,950	288
Hercules Offshore, Inc.*	23,283	94
Isramco, Inc.*	1,466	186
Kodiak Oil & Gas Corp.*	30,418	443
LinnCo LLC	8,851	277
Matrix Service Co.*	3,535	116
Mitcham Industries, Inc.*	2,477	35
Natural Gas Services Group, Inc.*	4,187	138
Newpark Resources, Inc.*	11,712	146
Panhandle Oil and Gas, Inc., Class A	3,029	170
PDC Energy, Inc.*	3,094	195
PHI, Inc. (Non Voting)*	3,370	150
Pioneer Energy Services Corp.*	7,007	123
PowerSecure International, Inc.*	1,080	11
PrimeEnergy Corp.*	4,608	276
Rex Energy Corp.*	4,704	83
Rosetta Resources, Inc.*	6,309	346
SandRidge Energy, Inc.*	9,472	68
SemGroup Corp., Class A	4,874	384
Stone Energy Corp.*	5,858	274
T.G.C. Industries, Inc.*	5,695	31
Targa Resources Corp.	4,135	577
Tesco Corp.	8,200	175
TETRA Technologies, Inc.*	7,251	85
Triangle Petroleum Corp.*	3,061	36
VAALCO Energy, Inc.*	9,511	69
W&T Offshore, Inc.	5,047	83
Warren Resources, Inc.*	2,378	15
Western Refining, Inc.	6,997	263
Westmoreland Coal Co.*	489	18
Willbros Group, Inc.*	8,260	102
World Fuel Services Corp.	6,937	341

		10,202

Real Estate Investment Trusts - 6.9%
Acadia Realty Trust	5,067	142
Agree Realty Corp.	4,051	122
Alexander’s, Inc.	463	171
American Assets Trust, Inc.	3,407	118
American Realty Capital Properties, Inc.	2,600	33
American Residential Properties, Inc.*	2,400	45
AmREIT, Inc.	2,900	53
Armada Hoffler Properties, Inc.	4,600	45
Ashford Hospitality Prime, Inc.	2,897	50
Ashford Hospitality Trust, Inc.	14,486	167
Associated Estates Realty Corp.	4,299	77
Aviv REIT, Inc.	1,700	48
Brandywine Realty Trust	19,617	306
Campus Crest Communities, Inc.	8,100	70
CareTrust REIT, Inc.*	3,919	78
CatchMark Timber Trust, Inc. Class A	3,300	45
Cedar Realty Trust, Inc.	12,882	81
Chambers Street Properties	24,500	197
Chatham Lodging Trust	2,000	44

EQUITY FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Real Estate Investment Trusts - 6.9% continued
Chesapeake Lodging Trust	6,202	$187
CommonWealth REIT	8,548	225
CoreSite Realty Corp.	2,186	72
Corporate Office Properties Trust	8,900	248
Cousins Properties, Inc.	17,446	217
CubeSmart	17,109	313
CyrusOne, Inc.	2,200	55
DCT Industrial Trust, Inc.	32,783	269
DiamondRock Hospitality Co.	22,158	284
DuPont Fabros Technology, Inc.	7,983	215
EastGroup Properties, Inc.	3,670	236
Education Realty Trust, Inc.	11,935	128
EPR Properties	6,405	358
Equity One, Inc.	8,063	190
Excel Trust, Inc.	4,517	60
FelCor Lodging Trust, Inc.	12,015	126
First Industrial Realty Trust, Inc.	9,952	188
First Potomac Realty Trust	8,367	110
Franklin Street Properties Corp.	11,039	139
Geo Group (The), Inc.	9,325	333
Getty Realty Corp.	3,744	71
Gladstone Commercial Corp.	6,181	110
Glimcher Realty Trust	15,420	167
Gramercy Property Trust, Inc.	10,428	63
Gyrodyne Co. of America, Inc.	744	4
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,400	49
Healthcare Realty Trust, Inc.	11,251	286
Hersha Hospitality Trust	19,066	128
Highwoods Properties, Inc.	9,269	389
Hudson Pacific Properties, Inc.	3,440	87
Inland Real Estate Corp.	9,728	103
Investors Real Estate Trust	10,187	94
iStar Financial, Inc.*	7,844	118
Kite Realty Group Trust	1,519	9
LaSalle Hotel Properties	10,320	364
Lexington Realty Trust	16,433	181
LTC Properties, Inc.	2,805	110
Medical Properties Trust, Inc.	14,960	198
Monmouth Real Estate Investment Corp., Class A	6,532	66
National Health Investors, Inc.	3,670	230
New Residential Investment Corp.	21,347	134
One Liberty Properties, Inc.	3,598	77
Parkway Properties, Inc.	6,696	138
Pebblebrook Hotel Trust	5,675	210
Pennsylvania Real Estate Investment Trust	7,098	134
Physicians Realty Trust	3,200	46
Post Properties, Inc.	6,019	322
Potlatch Corp.	4,574	189
PS Business Parks, Inc.	1,922	160
QTS Realty Trust, Inc., Class A	1,600	46
Ramco-Gershenson Properties Trust	7,848	130
Retail Opportunity Investments Corp.	8,449	133
Rexford Industrial Realty, Inc.	3,100	44
RLJ Lodging Trust	13,400	387
Rouse Properties, Inc.	4,200	72
Ryman Hospitality Properties, Inc.	4,020	194
Sabra Health Care REIT, Inc.	4,027	116
Saul Centers, Inc.	2,002	97
Select Income REIT	1,400	41
Silver Bay Realty Trust Corp.	4,051	66
Sotherly Hotels, Inc.	443	3
Sovran Self Storage, Inc.	3,675	284
STAG Industrial, Inc.	1,500	36
Strategic Hotels & Resorts, Inc.*	19,667	230
Summit Hotel Properties, Inc.	6,700	71
Sun Communities, Inc.	4,685	234
Sunstone Hotel Investors, Inc.	18,982	283
Terreno Realty Corp.	3,370	65
UMH Properties, Inc.	6,231	63
Universal Health Realty Income Trust	1,167	51
Urstadt Biddle Properties, Inc., Class A	2,860	60
Washington Real Estate Investment Trust	6,900	179
Whitestone REIT	4,064	61
Winthrop Realty Trust	7,289	112

		13,140

Real Estate Operating & Services - 0.4%
Alexander & Baldwin, Inc.	4,830	200
Consolidated-Tomoka Land Co.	1,787	82
Forestar Group, Inc.*	5,608	107
Griffin Land & Nurseries, Inc.	153	5
Kennedy-Wilson Holdings, Inc.	5,962	160
McGrath RentCorp	3,559	131
Resource America, Inc., Class A	1,529	14
Stratus Properties, Inc.*	114	2
Tejon Ranch Co.*	2,358	76
Trinity Place Holdings, Inc.*	913	6

		783

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Recreational Facilities & Services - 0.9%
Bowl America, Inc., Class A	460	$7
Carmike Cinemas, Inc.*	805	28
International Speedway Corp., Class A	3,955	132
Interval Leisure Group, Inc.	5,529	121
Life Time Fitness, Inc.*	4,472	218
Live Nation Entertainment, Inc.*	12,684	313
Marcus (The) Corp.	1,941	35
Reading International, Inc., Class A*	923	8
Rick’s Cabaret International, Inc.*	5,233	54
Six Flags Entertainment Corp.	10,008	426
Speedway Motorsports, Inc.	1,815	33
Town Sports International Holdings, Inc.	2,568	17
Vail Resorts, Inc.	3,473	268

		1,660

Renewable Energy - 0.9%
Advanced Energy Industries, Inc.*	7,710	148
EnerSys	4,849	334
Green Plains, Inc.	3,263	107
REX American Resources Corp.*	4,473	328
SunEdison, Inc.*	14,700	332
SunPower Corp.*	5,856	240
Ultralife Corp.*	1,821	7
Universal Display Corp.*	4,394	141

		1,637

Retail Discretionary - 3.6%
1-800-Flowers.com, Inc., Class A*	2,808	16
America’s Car-Mart, Inc.*	2,080	82
ANN, Inc.*	1,156	48
Asbury Automotive Group, Inc.*	4,397	302
Beacon Roofing Supply, Inc.*	5,787	192
Big 5 Sporting Goods Corp.	1,509	18
Blue Nile, Inc.*	2,822	79
BlueLinx Holdings, Inc.*	2,812	4
Books-A-Million, Inc.*	1,979	4
Brown Shoe Co., Inc.	6,387	183
Buckle (The), Inc.	3,094	137
Build-A-Bear Workshop, Inc.*	1,494	20
Builders FirstSource, Inc.*	1,671	12
Cato (The) Corp., Class A	2,771	86
Central Garden and Pet Co., Class A*	3,449	32
Children’s Place (The), Inc.	3,094	154
Christopher & Banks Corp.*	2,113	18
Conn’s, Inc.*	2,204	109
Destination Maternity Corp.	1,139	26
Ethan Allen Interiors, Inc.	4,308	107
Express, Inc.*	9,886	168
Finish Line (The), Inc., Class A	5,464	162
First Cash Financial Services, Inc.*	3,353	193
Gaiam, Inc., Class A*	600	5
Geeknet, Inc.*	6,623	83
Genesco, Inc.*	2,704	222
Group 1 Automotive, Inc.	2,490	210
Haverty Furniture Cos., Inc.	3,674	92
Hibbett Sports, Inc.*	3,944	214
HSN, Inc.	5,054	299
Kirkland’s, Inc.*	3,390	63
Liquidity Services, Inc.*	3,521	55
Lithia Motors, Inc., Class A	2,692	253
Lumber Liquidators Holdings, Inc.*	3,277	249
Men’s Wearhouse (The), Inc.	5,629	314
Monro Muffler Brake, Inc.	3,496	186
New York & Co., Inc.*	1,796	7
Office Depot, Inc.*	61,539	350
Outerwall, Inc.*	3,440	204
Overstock.com, Inc.*	732	12
Penske Automotive Group, Inc.	7,545	373
Pep Boys-Manny Moe & Jack (The)*	6,372	73
PetMed Express, Inc.	2,249	30
PHH Corp.*	5,799	133
Pier 1 Imports, Inc.	12,456	192
Regis Corp.	7,545	106
Rush Enterprises, Inc., Class A*	4,297	149
SciQuest, Inc.*	1,600	28
Shoe Carnival, Inc.	3,209	66
Sonic Automotive, Inc., Class A	6,170	165
Stage Stores, Inc.	5,324	99
Stein Mart, Inc.	2,570	36
Steiner Leisure Ltd.*	1,198	52
Systemax, Inc.*	5,779	83
Tile Shop Holdings, Inc.*	3,400	52
Tuesday Morning Corp.*	1,060	19
United Online, Inc.	2,176	23
Vitamin Shoppe, Inc.*	3,297	142
West Marine, Inc.*	636	7
Wet Seal (The), Inc., Class A*	1,989	2
Zumiez, Inc.*	3,172	88

		6,888

EQUITY FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Retail Staples - 0.8%
ALCO Stores, Inc.*	600	$5
Casey’s General Stores, Inc.	5,897	414
Fred’s, Inc., Class A	4,959	76
Fresh Market (The), Inc.*	3,029	101
Ingles Markets, Inc., Class A	3,234	85
Pantry (The), Inc.*	593	10
PriceSmart, Inc.	2,469	215
Rite Aid Corp.*	14,521	104
SpartanNash Co.	5,109	107
SUPERVALU, Inc.*	22,945	189
Susser Holdings Corp.*	719	58
Village Super Market, Inc., Class A	1,164	28
Weis Markets, Inc.	2,963	135

		1,527

Semiconductors - 3.1%
Brooks Automation, Inc.	7,961	86
Cabot Microelectronics Corp.*	2,536	113
Cascade Microtech, Inc.*	359	5
Cirrus Logic, Inc.*	9,029	205
Coherent, Inc.*	2,849	189
Cohu, Inc.	4,231	45
Diodes, Inc.*	4,328	125
DSP Group, Inc.*	1,963	17
Electro Scientific Industries, Inc.	4,747	32
Entegris, Inc.*	18,043	248
Exar Corp.*	9,194	104
Fairchild Semiconductor International, Inc.*	10,827	169
Hittite Microwave Corp.	3,586	280
II-VI, Inc.*	5,071	73
Integrated Device Technology, Inc.*	13,618	211
International Rectifier Corp.*	6,552	183
Intersil Corp., Class A	18,808	281
IXYS Corp.	7,959	98
Kulicke & Soffa Industries, Inc.*	9,474	135
Lattice Semiconductor Corp.*	12,851	106
Magnachip Semiconductor Corp.*	3,600	51
Micrel, Inc.	8,278	93
Microsemi Corp.*	9,729	260
MKS Instruments, Inc.	6,239	195
Monolithic Power Systems, Inc.	3,678	156
Nanometrics, Inc.*	2,400	44
Newport Corp.*	5,617	104
NVE Corp.*	1,230	68
OmniVision Technologies, Inc.*	5,300	117
Park Electrochemical Corp.	3,787	107
Pericom Semiconductor Corp.*	1,660	15
Photronics, Inc.*	3,655	31
PLX Technology, Inc.*	936	6
PMC - Sierra, Inc.*	23,864	182
Power Integrations, Inc.	3,548	204
Rambus, Inc.*	11,072	158
RF Micro Devices, Inc.*	27,113	260
Rudolph Technologies, Inc.*	1,944	19
Semtech Corp.*	6,076	159
Silicon Image, Inc.*	2,244	11
Silicon Laboratories, Inc.*	4,594	226
Spansion, Inc., Class A*	3,395	72
Tessera Technologies, Inc.	5,632	124
TriQuint Semiconductor, Inc.*	11,100	176
Ultratech, Inc.*	3,524	78
Vishay Intertechnology, Inc.	14,406	223
Vishay Precision Group, Inc.*	165	3
Xcerra Corp.*	12,391	113

		5,960

Software - 4.7%
8x8, Inc.*	12,015	97
ACI Worldwide, Inc.*	4,371	244
Actuate Corp.*	1,051	5
Acxiom Corp.*	6,251	136
Advent Software, Inc.	5,051	165
Agilysys, Inc.*	7,402	104
American Software, Inc., Class A	12,136	120
Aspen Technology, Inc.*	9,271	430
athenahealth, Inc.*	3,825	479
Audience, Inc.*	4,300	51
Aware, Inc.*	538	4
Blackbaud, Inc.	4,408	158
BroadSoft, Inc.*	2,978	79
Callidus Software, Inc.*	1,538	18
CommVault Systems, Inc.*	4,698	231
Computer Programs & Systems, Inc.	3,083	196
Cornerstone OnDemand, Inc.*	3,200	147
Datawatch Corp.*	4,500	67
Dealertrack Technologies, Inc.*	5,786	262
Digi International, Inc.*	4,295	40
Digital River, Inc.*	7,548	116
eGain Corp.*	8,800	60

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Software - 4.7% continued
Envestnet, Inc.*	1,900	$93
Epiq Systems, Inc.	1,682	24
Exa Corp.*	1,035	12
Guidance Software, Inc.*	100	1
Guidewire Software, Inc.*	4,800	195
ICG Group, Inc.*	7,376	154
Immersion Corp.*	1,674	21
inContact, Inc.*	6,358	58
InnerWorkings, Inc.*	928	8
Interactive Intelligence Group, Inc.*	2,482	139
iPass, Inc.*	1,489	2
Lionbridge Technologies, Inc.*	2,108	13
LivePerson, Inc.*	6,028	61
LogMeIn, Inc.*	3,835	179
Manhattan Associates, Inc.*	12,980	447
MedAssets, Inc.*	8,908	203
Mentor Graphics Corp.	9,412	203
Merge Healthcare, Inc.*	1,663	4
MicroStrategy, Inc., Class A*	1,002	141
NeuStar, Inc., Class A*	5,827	152
Omnicell, Inc.*	4,663	134
PDF Solutions, Inc.*	1,400	30
Pegasystems, Inc.	5,556	117
Progress Software Corp.*	7,390	178
PROS Holdings, Inc.*	3,914	103
PTC, Inc.*	11,939	463
QAD, Inc., Class B	642	12
Qlik Technologies, Inc.*	9,113	206
Quality Systems, Inc.	4,133	66
RealPage, Inc.*	7,251	163
Rosetta Stone, Inc.*	4,700	46
Saba Software, Inc.*	1,250	14
Seachange International, Inc.*	1,080	9
SPS Commerce, Inc.*	1,100	69
SS&C Technologies Holdings, Inc.*	5,804	257
Support.com, Inc.*	2,249	6
Synchronoss Technologies, Inc.*	4,374	153
Take-Two Interactive Software, Inc.*	10,345	230
Tyler Technologies, Inc.*	4,681	427
Ultimate Software Group (The), Inc.*	2,943	407
Unwired Planet, Inc.*	2,425	5
VASCO Data Security International, Inc.*	2,430	28
Verint Systems, Inc.*	5,223	256
VirnetX Holding Corp.*	2,104	37
Web.com Group, Inc.*	5,202	150

		8,885

Specialty Finance - 3.6%
AG Mortgage Investment Trust, Inc.	2,500	47
Aircastle Ltd.	3,704	66
Apollo Commercial Real Estate Finance, Inc.	5,506	91
Apollo Residential Mortgage, Inc.	2,700	45
Arbor Realty Trust, Inc.	13,864	96
Ares Commercial Real Estate Corp.	6,900	86
Arlington Asset Investment Corp., Class A	454	12
BlackRock Kelso Capital Corp.	600	5
Blackstone Mortgage Trust, Inc., Class A	1,879	55
BRT Realty Trust*	15,341	113
CAI International, Inc.*	2,251	50
Capital Southwest Corp.	300	11
Capstead Mortgage Corp.	9,555	126
Cardtronics, Inc.*	4,251	145
Cash America International, Inc.	3,109	138
Cass Information Systems, Inc.	2,083	103
Cherry Hill Mortgage Investment Corp.	2,300	46
CIM Commercial Trust Corp.	127	3
Colony Financial, Inc.	8,140	189
CoreLogic, Inc.*	9,914	301
Credit Acceptance Corp.*	2,642	325
Dynex Capital, Inc.	6,084	54
Electro Rent Corp.	5,078	85
Ellie Mae, Inc.*	3,900	121
Ellington Residential Mortgage REIT	2,700	46
Encore Capital Group, Inc.*	3,788	172
Euronet Worldwide, Inc.*	6,239	301
Federal Agricultural Mortgage Corp., Class C	100	3
First American Financial Corp.	9,033	251
Global Cash Access Holdings, Inc.*	4,013	36
Heartland Payment Systems, Inc.	4,197	173
Hercules Technology Growth Capital, Inc.	100	2
HFF, Inc., Class A	3,000	112
Home Loan Servicing Solutions Ltd.	2,900	66
Investors Title Co.	1,622	109
JAVELIN Mortgage Investment Corp.	3,400	48
Meta Financial Group, Inc.	1,350	54
MGIC Investment Corp.*	17,480	162
MicroFinancial, Inc.	1,682	13

EQUITY FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Specialty Finance - 3.6% continued
MoneyGram International, Inc.*	234	$3
Nelnet, Inc., Class A	5,023	208
New York Mortgage Trust, Inc.	8,425	66
Newcastle Investment Corp.	36,447	175
NewStar Financial, Inc.*	1,344	19
NorthStar Realty Finance Corp.	12,722	221
Orchid Island Capital, Inc.	3,600	47
PennyMac Mortgage Investment Trust	6,540	143
Portfolio Recovery Associates, Inc.*	5,718	340
RAIT Financial Trust	16,596	137
Redwood Trust, Inc.	8,770	171
Resource Capital Corp.	6,215	35
Safeguard Scientifics, Inc.*	2,408	50
Solar Capital Ltd.	100	2
Stewart Information Services Corp.	4,172	129
Textainer Group Holdings Ltd.	2,347	91
Tree.com, Inc.*	1,500	44
Walter Investment Management Corp.*	5,108	152
Western Asset Mortgage Capital Corp.	5,303	75
WEX, Inc.*	5,462	573
Willis Lease Finance Corp.*	608	15
World Acceptance Corp.*	2,639	200
ZAIS Financial Corp.	2,700	45

		6,802

Technology Services - 2.5%
Black Box Corp.	3,521	83
Bottomline Technologies de, Inc.*	4,314	129
CACI International, Inc., Class A*	3,189	224
CIBER, Inc.*	5,213	26
comScore, Inc.*	2,489	88
Comverse, Inc.*	1,884	50
Convergys Corp.	12,453	267
CoStar Group, Inc.*	3,318	525
CSG Systems International, Inc.	4,444	116
EPAM Systems, Inc.*	3,000	131
ExlService Holdings, Inc.*	3,447	102
Fair Isaac Corp.	4,712	300
Forrester Research, Inc.	3,670	139
ICF International, Inc.*	1,186	42
iGATE Corp.*	4,859	177
MarketAxess Holdings, Inc.	3,976	215
Mattersight Corp.*	1,358	7
MAXIMUS, Inc.	11,998	516
Medidata Solutions, Inc.*	5,326	228
NIC, Inc.	6,721	107
Perficient, Inc.*	2,436	47
Rentrak Corp.*	2,207	116
Sapient Corp.*	14,392	234
StarTek, Inc.*	780	6
Sykes Enterprises, Inc.*	8,564	186
Syntel, Inc.*	3,533	304
TeleTech Holdings, Inc.*	5,926	172
Tessco Technologies, Inc.	1,174	37
Unisys Corp.*	3,715	92
Virtusa Corp.*	740	26

		4,692

Telecom - 0.9%
Atlantic Tele-Network, Inc.	1,101	64
Cincinnati Bell, Inc.*	24,663	97
Cogent Communications Holdings, Inc.	6,212	215
Consolidated Communications Holdings, Inc.	4,275	95
DigitalGlobe, Inc.*	7,072	197
Enventis Corp.	4,391	69
General Communication, Inc., Class A*	3,985	44
IDT Corp., Class B	1,551	27
Internap Network Services Corp.*	3,114	22
j2 Global, Inc.	6,402	326
Lumos Networks Corp.	987	14
NTELOS Holdings Corp.	1,999	25
Pendrell Corp.*	33,151	58
Premiere Global Services, Inc.*	11,819	158
RigNet, Inc.*	2,972	160
Shenandoah Telecommunications Co.	1,504	46
Straight Path Communications, Inc., Class B*	725	7
USA Mobility, Inc.	3,117	48
Zix Corp.*	2,688	9

		1,681

Transportation & Logistics - 1.4%
Air Transport Services Group, Inc.*	2,810	23
Atlas Air Worldwide Holdings, Inc.*	2,929	108
Celadon Group, Inc.	597	13
Con-way, Inc.	5,977	301
Covenant Transportation Group, Inc., Class A*	1,478	19
Forward Air Corp.	3,933	188
Golar LNG Ltd.	3,826	230

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Transportation & Logistics - 1.4% continued
Heartland Express, Inc.	7,821	$167
Hornbeck Offshore Services, Inc.*	3,526	165
International Shipholding Corp.	319	7
Knight Transportation, Inc.	7,060	168
Marten Transport Ltd.	5,576	125
Matson, Inc.	4,730	127
P.A.M. Transportation Services, Inc.*	7,100	198
Patriot Transportation Holding, Inc.*	1,279	45
Providence and Worcester Railroad Co.	7,307	133
Saia, Inc.*	2,847	125
Ship Finance International Ltd.	5,632	105
Stamps.com, Inc.*	4,128	139
Universal Truckload Services, Inc.	3,613	92
UTi Worldwide, Inc.	11,100	115
Werner Enterprises, Inc.	5,364	142
XPO Logistics, Inc.*	196	6

		2,741

Transportation Equipment - 0.2%
American Railcar Industries, Inc.	2,863	194
FreightCar America, Inc.	3,386	84
Greenbrier (The) Cos., Inc.*	884	51
Spartan Motors, Inc.	1,067	5
Wabash National Corp.*	6,518	93

		427

Travel, Lodging & Dining - 2.9%
Allegiant Travel Co.	2,368	279
Biglari Holdings, Inc.*	229	97
BJ’s Restaurants, Inc.*	2,544	89
Bob Evans Farms, Inc.	3,609	181
Boyd Gaming Corp.*	935	11
Buffalo Wild Wings, Inc.*	2,368	392
Carrols Restaurant Group, Inc.*	1,058	7
Cheesecake Factory (The), Inc.	6,101	283
Churchill Downs, Inc.	1,905	172
Cracker Barrel Old Country Store, Inc.	2,556	254
Denny’s Corp.*	1,652	11
DineEquity, Inc.	2,241	178
Einstein Noah Restaurant Group, Inc.	7,526	121
Famous Dave’s of America, Inc.*	1,817	52
Fiesta Restaurant Group, Inc.*	1,158	54
Frisch’s Restaurants, Inc.	2,750	65
Hawaiian Holdings, Inc.*	1,483	20
Isle of Capri Casinos, Inc.*	7,782	67
Jack in the Box, Inc.	5,628	337
JetBlue Airways Corp.*	20,005	217
Kona Grill, Inc.*	5,047	98
Krispy Kreme Doughnuts, Inc.*	8,425	135
Lakes Entertainment, Inc.*	3,001	14
Luby’s, Inc.*	1,073	6
Marriott Vacations Worldwide Corp.*	3,100	182
Monarch Casino & Resort, Inc.*	742	11
Morgans Hotel Group Co.*	6,591	52
Multimedia Games Holding Co., Inc.*	1,338	40
Nathan’s Famous, Inc.*	1,400	76
Orient-Express Hotels Ltd., Class A*	5,320	77
Papa John’s International, Inc.	4,118	175
Pinnacle Entertainment, Inc.*	6,870	173
Popeyes Louisiana Kitchen, Inc.*	3,156	138
Red Lion Hotels Corp.*	920	5
Red Robin Gourmet Burgers, Inc.*	5,192	370
Republic Airways Holdings, Inc.*	1,218	13
Ruby Tuesday, Inc.*	11,014	84
Ruth’s Hospitality Group, Inc.	2,539	31
Scientific Games Corp., Class A*	7,048	78
SkyWest, Inc.	6,499	79
Sonic Corp.*	9,687	214
Texas Roadhouse, Inc.	7,946	207
Wendy’s (The) Co.	30,800	263

		5,408

Utilities - 3.3%
ALLETE, Inc.	4,201	216
American States Water Co.	4,800	160
Artesian Resources Corp., Class A	2,434	55
Avista Corp.	7,671	257
Black Hills Corp.	4,845	297
California Water Service Group	4,748	115
Chesapeake Utilities Corp.	2,556	182
Cleco Corp.	6,927	408
Connecticut Water Service, Inc.	2,500	85
Consolidated Water Co. Ltd.	3,764	44
Delta Natural Gas Co., Inc.	184	4
El Paso Electric Co.	5,461	220
Empire District Electric (The) Co.	4,445	114
IDACORP, Inc.	6,390	370
Laclede Group (The), Inc.	2,487	121
MGE Energy, Inc.	3,490	138
Middlesex Water Co.	3,786	80

EQUITY FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Utilities - 3.3% continued
MYR Group, Inc.*	2,005	$51
New Jersey Resources Corp.	4,711	269
Northwest Natural Gas Co.	3,623	171
NorthWestern Corp.	4,003	209
Ormat Technologies, Inc.	1,191	34
Otter Tail Corp.	3,895	118
Piedmont Natural Gas Co., Inc.	7,269	272
Pike Corp.*	7,274	65
PNM Resources, Inc.	11,190	328
Portland General Electric Co.	9,315	323
RGC Resources, Inc.	543	10
SJW Corp.	2,498	68
South Jersey Industries, Inc.	3,377	204
Southwest Gas Corp.	5,670	299
UIL Holdings Corp.	5,966	231
Unitil Corp.	2,948	100
UNS Energy Corp.	4,942	299
WGL Holdings, Inc.	6,014	259
York Water Co.	3,016	63

		6,239

Waste & Environment Service Equipment & Facilities - 0.5%
Cantel Medical Corp.	6,956	255
Ceco Environmental Corp.	153	2
CLARCOR, Inc.	5,649	349
Heritage-Crystal Clean, Inc.*	465	9
Sharps Compliance Corp.*	1,737	8
Tetra Tech, Inc.	6,487	178
US Ecology, Inc.	3,713	182

		983

Total Common Stocks (Cost $116,188)		185,739

MASTER LIMITED PARTNERSHIPS - 0.2%
Media Content - 0.0%
LIN Media LLC, Class A*	2,858	78

Oil, Gas & Coal - 0.2%
Niska Gas Storage Partners LLC, Class U	6,612	102
Vanguard Natural Resources LLC	5,656	182

		284

Total Master Limited Partnerships (Cost $280)		362

PREFERRED STOCKS - 0.0%
Utilities - 0.0%
Genie Energy Ltd.*	1,025	8

Total Preferred Stocks (Cost $11)		8

RIGHTS - 0.0%
Biotechnology & Pharmaceuticals - 0.0%
Cubist Pharmaceuticals, Inc. (Contingent Value Rights)*	6,942	1
Forest Laboratories, Inc. (Contingent Value Rights)*	3,326	—

		1

Medical Equipment/Devices - 0.0%
American Medical Alert Corp.(1) *	13,109	—
Wright Medical Group, Inc. (Contingent Value Rights)*	5,624	8

		8

Real Estate Investment Trusts - 0.0%
Gyrodyne Special Distribution LLC(1) *	744	15

Total Rights (Cost $51)		24

OTHER - 0.0%(2)
Escrow Adolor Corp.*	1,241	—

Total Other (Cost $ — )		—

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Tejon Ranch Co., Exp. 8/31/16, Strike $40.00*	348	$1

Total Warrants (Cost $2)		1

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.7%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	3,254,334	$3,254

Total Investment Companies (Cost $3,254)		3,254

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.04%, 10/2/14(5)	$295	$295

Total Short-Term Investments (Cost $295)		295

Total Investments - 99.9% (Cost $120,081)		189,683

Other Assets less Liabilities - 0.1%		117

NET ASSETS - 100.0%		$189,800

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Security listed as “escrow” is considered to be worthless.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,812,000 with net sales of approximately $558,000 during the three months ended June 30, 2014.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	28	$3,333	Long	9/14	$78

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.9%
Consumer Staples	3.9
Energy	6.2
Financials	23.3
Health Care	13.1
Industrials	14.5
Information Technology	17.7
Materials	4.5
Telecommunication Services	0.6
Utilities	3.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Home & Office Products	$3,057		$9	$—	$3,066
Insurance	5,757		6	—	5,763
Oil, Gas & Coal	9,925		277	—	10,202
All Other Industries	166,708	(1)	—	—	166,708
Master Limited Partnerships	362	(1)	—	—	362
Preferred Stocks	8	(1)	—	—	8
Rights
Real Estate Investment Trusts	—		—	15	15
All Other Industries	9	(1)	—	—	9
Warrants	1		—	—	1
Investment Companies	3,254		—	—	3,254
Short-Term Investments	—		295	—	295

Total Investments	$189,081		$587	$15	$189,683

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$78		$—	$—	$78

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

EQUITY FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

At June 30, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Industry	Value (000S)	Reason
Common Stocks
Asset Management	$2	Valuations at official close price
Banking	73	Valuations at official close price
Medical Equipment/Devices	4	Valuations at official close price
Retail Staples	5	Valuations at official close price

Total	$84

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/14 (000S)
Common Stock
Healthcare - Services	$—	$13	$3	$—	$(16)	$—	$—	$—	$3
Rights
Real Estate Investment Trust	—	—	15	—	—	—	—	15	15

Total	$—	$13	$18	$—	$(16)	$—	$—	$15	$18

The Fund valued the securities included in the balance as of 6/30/14 above using an evaluated price from a third party provider.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$120,142

Gross tax appreciation of investments	$71,695
Gross tax depreciation of investments	(2,154)

Net tax appreciation of investments	$69,541

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8%
Aerospace & Defense - 2.2%
AAR Corp.	335,252	$9,240
Alliant Techsystems, Inc.	24,376	3,264
Ducommun, Inc.*	17,619	460
Esterline Technologies Corp.*	160,602	18,489
Moog, Inc., Class A*	289,401	21,094
Orbital Sciences Corp.*	93,366	2,759
Oshkosh Corp.	66,645	3,701
Woodward, Inc.	39,364	1,975

		60,982

Apparel & Textile Products - 1.7%
Columbia Sportswear Co.	181,523	15,003
G&K Services, Inc., Class A	170,163	8,861
Iconix Brand Group, Inc.*	384,281	16,501
Perry Ellis International, Inc.*	75,705	1,320
Skechers U.S.A., Inc., Class A*	38,321	1,751
Unifi, Inc.*	67,705	1,864
UniFirst Corp.	20,889	2,214

		47,514

Asset Management - 0.2%
Calamos Asset Management, Inc., Class A	111,423	1,492
Janus Capital Group, Inc.	317,916	3,968
Oppenheimer Holdings, Inc., Class A	49,788	1,194

		6,654

Automotive - 1.3%
Actuant Corp., Class A	16,887	584
Cooper Tire & Rubber Co.	212,783	6,383
Cooper-Standard Holding, Inc.*	14,356	950
Dana Holding Corp.	681,293	16,637
Miller Industries, Inc.	100,234	2,063
Remy International, Inc.	25,810	603
Standard Motor Products, Inc.	123,679	5,525
Superior Industries International, Inc.	194,064	4,001

		36,746

Banking - 15.4%
Arrow Financial Corp.	8,738	227
Astoria Financial Corp.	360,774	4,852
BancFirst Corp.	45,152	2,795
BancorpSouth, Inc.	365,427	8,979
Bank of the Ozarks, Inc.	127,104	4,252
BankFinancial Corp.	76,530	854
Banner Corp.	13,748	545
BBCN Bancorp, Inc.	350,408	5,589
Berkshire Hills Bancorp, Inc.	82,206	1,909
Boston Private Financial Holdings, Inc.	55,949	752
Brookline Bancorp, Inc.	56,257	527
Bryn Mawr Bank Corp.	9,561	278
Capital City Bank Group, Inc.	45,351	659
Cardinal Financial Corp.	165,345	3,052
Cathay General Bancorp	352,472	9,009
Central Pacific Financial Corp.	29,676	589
Chemical Financial Corp.	276,985	7,778
City Holding Co.	108,132	4,879
Columbia Banking System, Inc.	127,598	3,357
Community Bank System, Inc.	323,783	11,721
Community Trust Bancorp, Inc.	147,997	5,064
CVB Financial Corp.	422,177	6,767
Dime Community Bancshares, Inc.	382,542	6,040
Eagle Bancorp, Inc.*	18,207	614
Financial Institutions, Inc.	34,174	800
First Commonwealth Financial Corp.	69,279	639
First Financial Bancorp	355,540	6,119
First Financial Corp.	99,526	3,204
First Interstate Bancsystem, Inc.	13,037	354
First Merchants Corp.	174,288	3,684
First Midwest Bancorp, Inc.	392,875	6,691
First of Long Island (The) Corp.	6,425	251
FirstMerit Corp.	460,223	9,089
Flushing Financial Corp.	363,302	7,466
FNB Corp.	931,492	11,942
Fulton Financial Corp.	222,981	2,763
Glacier Bancorp, Inc.	99,086	2,812
Great Southern Bancorp, Inc.	9,639	309
Hancock Holding Co.	122,145	4,314
Hanmi Financial Corp.	77,682	1,638
Heartland Financial USA, Inc.	106,210	2,627
Heritage Financial Corp.	47,051	757
Home BancShares, Inc.	231,283	7,591
Iberiabank Corp.	88,366	6,114
Independent Bank Corp.	150,906	5,792
International Bancshares Corp.	524,768	14,169
Lakeland Bancorp, Inc.	284,477	3,072
Lakeland Financial Corp.	88,421	3,374
MainSource Financial Group, Inc.	47,301	816
MB Financial, Inc.	52,229	1,413
National Bankshares, Inc.	28,496	880
National Penn Bancshares, Inc.	469,642	4,969
NBT Bancorp, Inc.	191,795	4,607

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8% continued
Banking - 15.4% continued
Northwest Bancshares, Inc.	392,548	$5,327
OceanFirst Financial Corp.	103,884	1,720
Oritani Financial Corp.	36,584	563
PacWest Bancorp	32,367	1,397
Park National Corp.	58,619	4,525
Peoples Bancorp, Inc.	29,816	789
Pinnacle Financial Partners, Inc.	172,778	6,821
PrivateBancorp, Inc.	339,376	9,862
Prosperity Bancshares, Inc.	270,011	16,903
Provident Financial Services, Inc.	584,930	10,131
Renasant Corp.	234,782	6,825
S&T Bancorp, Inc.	191,574	4,761
Sandy Spring Bancorp, Inc.	104,796	2,610
Sierra Bancorp	132,278	2,090
Simmons First National Corp., Class A	11,684	460
South State Corp.	118,878	7,252
Sterling Bancorp	411,008	4,932
Susquehanna Bancshares, Inc.	1,078,882	11,393
Texas Capital Bancshares, Inc.*	115,299	6,220
Trico Bancshares	137,527	3,182
Trustmark Corp.	394,622	9,743
UMB Financial Corp.	228,694	14,497
Umpqua Holdings Corp.	447,028	8,011
Union Bankshares Corp.	321,780	8,254
United Bankshares, Inc.	304,470	9,844
United Financial Bancorp, Inc.	261,617	3,545
Univest Corp. of Pennsylvania	11,812	245
ViewPoint Financial Group, Inc.	28,269	761
Washington Federal, Inc.	451,823	10,134
Washington Trust Bancorp, Inc.	149,354	5,492
Webster Financial Corp.	395,179	12,464
WesBanco, Inc.	128,722	3,996
Wilshire Bancorp, Inc.	302,446	3,106
Wintrust Financial Corp.	157,064	7,225
WSFS Financial Corp.	89,305	6,579

		421,003

Biotechnology & Pharmaceuticals - 0.5%
Aceto Corp.	360,472	6,539
Cambrex Corp.*	24,216	501
Impax Laboratories, Inc.*	55,224	1,656
Nutraceutical International Corp.*	108,685	2,593
PDL BioPharma, Inc.	371,973	3,601

		14,890

Chemicals - 3.1%
A. Schulman, Inc.	174,560	6,755
Axiall Corp.	8,107	383
Cabot Corp.	146,573	8,500
Cytec Industries, Inc.	59,707	6,294
H.B. Fuller Co.	181,278	8,719
Innophos Holdings, Inc.	70,645	4,067
Materion Corp.	232,245	8,591
Minerals Technologies, Inc.	182,643	11,978
Olin Corp.	366,679	9,871
OM Group, Inc.	270,546	8,774
Sensient Technologies Corp.	194,250	10,824

		84,756

Construction Materials - 0.7%
Apogee Enterprises, Inc.	255,267	8,899
Louisiana-Pacific Corp.*	258,616	3,884
Texas Industries, Inc.*	55,460	5,122

		17,905

Consumer Discretionary Services - 3.0%
Aaron’s, Inc.	61,124	2,179
ABM Industries, Inc.	303,293	8,183
Barrett Business Services, Inc.	36,868	1,733
Bridgepoint Education, Inc.*	43,629	579
Brink’s (The) Co.	28,491	804
CDI Corp.	191,487	2,759
Corporate Executive Board (The) Co.	20,332	1,387
Ennis, Inc.	302,494	4,616
Graham Holdings Co., Class B	5,985	4,298
Kforce, Inc.	121,157	2,623
Korn/Ferry International*	272,572	8,006
Mobile Mini, Inc.	337,787	16,177
Multi-Color Corp.	124,544	4,983
Navigant Consulting, Inc.*	40,669	710
Rent-A-Center, Inc.	413,114	11,848
Resources Connection, Inc.	32,893	431
RR Donnelley & Sons Co.	11,986	203
Schawk, Inc.	173,445	3,531
Viad Corp.	263,803	6,289
Vistaprint N.V.*	37,847	1,531

		82,870

Consumer Products - 1.9%
Cal-Maine Foods, Inc.	19,431	1,444
Darling Ingredients, Inc.*	357,694	7,476
Elizabeth Arden, Inc.*	83,969	1,799

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8% continued
Consumer Products - 1.9% continued
Fresh Del Monte Produce, Inc.	369,757	$11,333
Helen of Troy Ltd.*	190,012	11,520
Inter Parfums, Inc.	139,791	4,131
Sanderson Farms, Inc.	28,891	2,808
Seneca Foods Corp., Class A*	59,723	1,827
Universal Corp.	185,213	10,252

		52,590

Containers & Packaging - 0.4%
Myers Industries, Inc.	368,640	7,406
Tredegar Corp.	168,450	3,943

		11,349

Design, Manufacturing & Distribution - 0.9%
Benchmark Electronics, Inc.*	340,790	8,683
CTS Corp.	366,766	6,859
Fabrinet*	24,503	505
Plexus Corp.*	177,463	7,682

		23,729

Distribution/Wholesale - Consumer Staples - 0.7%
Andersons (The), Inc.	168,366	8,685
Core-Mark Holding Co., Inc.	208,616	9,519

		18,204

Distributors - 1.8%
FTD Cos., Inc.*	155,187	4,933
Insight Enterprises, Inc.*	443,815	13,643
Movado Group, Inc.	19,329	805
PC Connection, Inc.	209,667	4,336
SYNNEX Corp.*	229,292	16,704
Tech Data Corp.*	9,755	610
United Stationers, Inc.	207,681	8,613

		49,644

Electrical Equipment - 0.8%
Comfort Systems USA, Inc.	294,541	4,654
ESCO Technologies, Inc.	20,023	694
Powell Industries, Inc.	9,640	630
Watts Water Technologies, Inc., Class A	247,868	15,301

		21,279

Engineering & Construction Services - 1.4%
Dycom Industries, Inc.*	349,146	10,932
EMCOR Group, Inc.	415,416	18,499
Granite Construction, Inc.	216,986	7,807
Great Lakes Dredge & Dock Corp.*	212,442	1,697

		38,935

Forest & Paper Products - 1.1%
Domtar Corp.	150,438	6,446
KapStone Paper and Packaging Corp.*	325,521	10,785
Mercer International, Inc.*	378,777	3,977
Neenah Paper, Inc.	34,167	1,816
PH Glatfelter Co.	235,063	6,236
Schweitzer-Mauduit International, Inc.	19,706	861

		30,121

Hardware - 2.3%
Brocade Communications Systems, Inc.	1,235,396	11,366
Comtech Telecommunications Corp.	90,058	3,362
Electronics For Imaging, Inc.*	334,741	15,130
Finisar Corp.*	478,573	9,452
Lexmark International, Inc., Class A	50,810	2,447
Oplink Communications, Inc.*	202,392	3,435
PC-Tel, Inc.	148,589	1,202
QLogic Corp.*	209,785	2,117
Sanmina Corp.*	549,319	12,513
VOXX International Corp.*	216,406	2,036

		63,060

Health Care Facilities/Services - 2.4%
Amedisys, Inc.*	139,315	2,332
Amsurg Corp.*	186,217	8,486
Capital Senior Living Corp.*	110,144	2,626
Centene Corp.*	104,687	7,915
Five Star Quality Care, Inc.*	521,489	2,613
Hanger, Inc.*	141,838	4,461
Health Net, Inc.*	60,097	2,496
HealthSouth Corp.	66,064	2,370
LHC Group, Inc.*	13,324	285
LifePoint Hospitals, Inc.*	160,118	9,943
Magellan Health, Inc.*	118,877	7,399
Medcath Corp.(1) *	106,845	—
National Healthcare Corp.	10,649	599
Owens & Minor, Inc.	78,993	2,684
Select Medical Holdings Corp.	105,674	1,649
Triple-S Management Corp., Class B*	221,716	3,975
VCA, Inc.*	67,058	2,353
WellCare Health Plans, Inc.*	60,260	4,499

		66,685

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8% continued
Home & Office Products - 1.3%
ACCO Brands Corp.*	91,543	$587
Beazer Homes USA, Inc.*	86,344	1,812
CSS Industries, Inc.	90,532	2,387
Griffon Corp.	398,319	4,939
Hooker Furniture Corp.	104,155	1,681
La-Z-Boy, Inc.	224,866	5,210
MDC Holdings, Inc.	65,481	1,983
Meritage Homes Corp.*	129,772	5,478
NACCO Industries, Inc., Class A	59,830	3,027
Ryland Group (The), Inc.	45,016	1,776
Standard Pacific Corp.*	603,912	5,194
Steelcase, Inc., Class A	63,983	968

		35,042

Industrial Distribution - 0.6%
Kaman Corp.	35,185	1,504
Standex International Corp.	113,256	8,435
TAL International Group, Inc.*	132,607	5,882

		15,821

Institutional Financial Services - 0.3%
GFI Group, Inc.	201,343	668
Stifel Financial Corp.*	177,719	8,415

		9,083

Insurance - 4.8%
American Equity Investment Life Holding Co.	395,483	9,729
AMERISAFE, Inc.	78,885	3,208
Argo Group International Holdings Ltd.	31,025	1,586
Baldwin & Lyons, Inc., Class B	9,309	241
CNO Financial Group, Inc.	1,169,131	20,811
EMC Insurance Group, Inc.	63,097	1,942
Employers Holdings, Inc.	215,583	4,566
Endurance Specialty Holdings Ltd.	53,314	2,750
FBL Financial Group, Inc., Class A	25,829	1,188
Horace Mann Educators Corp.	318,373	9,956
Kemper Corp.	55,246	2,036
Montpelier Re Holdings Ltd.	226,695	7,243
Navigators Group (The), Inc.*	127,934	8,578
Platinum Underwriters Holdings Ltd.	119,378	7,742
Primerica, Inc.	196,863	9,420
ProAssurance Corp.	46,822	2,079
Radian Group, Inc.	244,400	3,620
RLI Corp.	139,518	6,387
Safety Insurance Group, Inc.	40,799	2,096
Selective Insurance Group, Inc.	89,485	2,212
StanCorp Financial Group, Inc.	162,177	10,379
Symetra Financial Corp.	403,240	9,170
United Fire Group, Inc.	112,349	3,294

		130,233

Iron & Steel - 0.3%
A.M. Castle & Co.*	142,186	1,570
Haynes International, Inc.	9,944	563
Olympic Steel, Inc.	80,573	1,994
Steel Dynamics, Inc.	177,710	3,190

		7,317

Leisure Products - 0.0%
LeapFrog Enterprises, Inc.*	51,386	378

Machinery - 1.6%
Columbus McKinnon Corp.	14,836	401
Cubic Corp.	92,956	4,137
Curtiss-Wright Corp.	228,813	15,001
EnPro Industries, Inc.*	42,683	3,123
Hollysys Automation Technologies Ltd.*	39,627	970
Hyster-Yale Materials Handling, Inc.	99,232	8,786
Kadant, Inc.	41,603	1,600
MSA Safety, Inc.	22,239	1,278
Regal-Beloit Corp.	36,273	2,850
Rofin-Sinar Technologies, Inc.*	224,856	5,406
RTI International Metals, Inc.*	24,617	655

		44,207

Manufactured Goods - 1.4%
Aegion Corp.*	84,505	1,966
Barnes Group, Inc.	315,660	12,166
Gibraltar Industries, Inc.*	386,006	5,987
Rogers Corp.*	126,837	8,416
Simpson Manufacturing Co., Inc.	250,835	9,120

		37,655

Media Content - 1.3%
AOL, Inc.*	62,448	2,485
Entercom Communications Corp., Class A*	350,530	3,761
EW Scripps (The) Co., Class A*	45,960	972
Harte-Hanks, Inc.	315,360	2,267
Journal Communications, Inc., Class A*	635,143	5,634
Meredith Corp.	151,190	7,312
New York Times (The) Co., Class A	120,043	1,826
Scholastic Corp.	313,093	10,673

		34,930

EQUITY FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8% continued
Medical Equipment/Devices - 1.4%
AngioDynamics, Inc.*	192,973	$3,151
Bio-Rad Laboratories, Inc., Class A*	21,609	2,587
CONMED Corp.	346,001	15,276
CryoLife, Inc.	292,310	2,616
Greatbatch, Inc.*	223,634	10,972
Natus Medical, Inc.*	24,501	616
Orthofix International N.V.*	15,686	569
PhotoMedex, Inc.*	16,746	205
Teleflex, Inc.	31,140	3,288

		39,280

Metals & Mining - 0.3%
Encore Wire Corp.	37,640	1,846
Kaiser Aluminum Corp.	68,173	4,968
Stillwater Mining Co.*	59,598	1,046

		7,860

Oil, Gas & Coal - 6.8%
Approach Resources, Inc.*	41,090	934
Basic Energy Services, Inc.*	43,895	1,283
Bristow Group, Inc.	247,267	19,935
C&J Energy Services, Inc.*	43,634	1,474
Callon Petroleum Co.*	326,693	3,806
Carrizo Oil & Gas, Inc.*	119,212	8,257
Cloud Peak Energy, Inc.*	381,836	7,033
Dawson Geophysical Co.	6,494	186
Dril-Quip, Inc.*	21,590	2,358
Enbridge Energy Management LLC*	70,714	2,493
Energy XXI Bermuda Ltd.	81,136	1,917
EnLink Midstream LLC	298,364	12,430
Gran Tierra Energy, Inc.*	558,358	4,534
Gulfmark Offshore, Inc., Class A	283,968	12,830
Helix Energy Solutions Group, Inc.*	383,848	10,099
Key Energy Services, Inc.*	849,085	7,761
Matrix Service Co.*	21,022	689
Natural Gas Services Group, Inc.*	168,742	5,579
Newpark Resources, Inc.*	861,952	10,740
Northern Oil and Gas, Inc.*	51,431	838
Parker Drilling Co.*	96,045	626
Patterson-UTI Energy, Inc.	118,065	4,125
PDC Energy, Inc.*	192,401	12,150
PHI, Inc. (Non Voting)*	109,759	4,892
Pioneer Energy Services Corp.*	353,075	6,193
Resolute Energy Corp.*	106,563	921
Rex Energy Corp.*	130,346	2,308
SEACOR Holdings, Inc.*	16,214	1,334
SemGroup Corp., Class A	9,279	732
Steel Excel, Inc.*	26,148	924
Stone Energy Corp.*	414,899	19,413
Tesco Corp.	31,404	670
TETRA Technologies, Inc.*	63,109	743
Tidewater, Inc.	39,901	2,240
VAALCO Energy, Inc.*	529,978	3,832
W&T Offshore, Inc.	363,309	5,947
Western Refining, Inc.	66,804	2,508
World Fuel Services Corp.	18,710	921

		185,655

Real Estate Investment Trusts - 9.5%
Acadia Realty Trust	173,642	4,878
Agree Realty Corp.	128,989	3,899
American Assets Trust, Inc.	32,017	1,106
Associated Estates Realty Corp.	81,502	1,469
Campus Crest Communities, Inc.	52,050	451
CBL & Associates Properties, Inc.	305,930	5,813
Chesapeake Lodging Trust	204,143	6,171
Corporate Office Properties Trust	82,400	2,292
DiamondRock Hospitality Co.	815,087	10,449
DuPont Fabros Technology, Inc.	219,352	5,914
EPR Properties	352,770	19,709
Equity One, Inc.	378,021	8,917
First Industrial Realty Trust, Inc.	368,021	6,933
Franklin Street Properties Corp.	468,784	5,897
Geo Group (The), Inc.	369,690	13,209
Gladstone Commercial Corp.	46,441	830
Government Properties Income Trust	149,142	3,787
Healthcare Realty Trust, Inc.	283,915	7,217
Highwoods Properties, Inc.	287,930	12,079
Investors Real Estate Trust	424,799	3,912
Kite Realty Group Trust	461,467	2,833
LaSalle Hotel Properties	576,868	20,358
LTC Properties, Inc.	241,753	9,438
Mack-Cali Realty Corp.	70,894	1,523
Medical Properties Trust, Inc.	1,172,779	15,528
Mid-America Apartment Communities, Inc.	122,472	8,947
National Health Investors, Inc.	105,257	6,585
One Liberty Properties, Inc.	77,421	1,652

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8% continued
Real Estate Investment Trusts - 9.5% continued
Pebblebrook Hotel Trust	184,643	$6,824
Pennsylvania Real Estate Investment Trust	380,089	7,153
Piedmont Office Realty Trust, Inc., Class A	135,184	2,560
PS Business Parks, Inc.	56,266	4,698
Ramco-Gershenson Properties Trust	309,488	5,144
Retail Opportunity Investments Corp.	208,116	3,274
RLJ Lodging Trust	523,881	15,135
Silver Bay Realty Trust Corp.	35,241	575
Strategic Hotels & Resorts, Inc.*	682,769	7,995
Sunstone Hotel Investors, Inc.	525,769	7,850
Weingarten Realty Investors	145,952	4,793
Winthrop Realty Trust	26,720	410

		258,207

Recreational Facilities & Services - 0.6%
Carmike Cinemas, Inc.*	14,387	505
International Speedway Corp., Class A	107,260	3,570
Life Time Fitness, Inc.*	34,710	1,692
Marcus (The) Corp.	305,030	5,567
Vail Resorts, Inc.	49,191	3,796

		15,130

Renewable Energy - 0.6%
Advanced Energy Industries, Inc.*	128,743	2,478
EnerSys	99,819	6,867
REX American Resources Corp.*	82,626	6,057

		15,402

Retail Discretionary - 2.4%
A.O. Smith Corp.	82,767	4,104
Children’s Place (The), Inc.	18,132	900
Ethan Allen Interiors, Inc.	134,570	3,329
Finish Line (The), Inc., Class A	39,704	1,181
Genesco, Inc.*	19,360	1,590
Group 1 Automotive, Inc.	113,891	9,602
Haverty Furniture Cos., Inc.	138,419	3,479
hhgregg, Inc.*	25,153	256
Men’s Wearhouse (The), Inc.	55,670	3,106
Outerwall, Inc.*	21,475	1,275
Pep Boys-Manny Moe & Jack (The)*	320,448	3,672
PHH Corp.*	587,543	13,502
Rush Enterprises, Inc., Class A*	179,357	6,218
Shoe Carnival, Inc.	110,182	2,275
Sonic Automotive, Inc., Class A	144,832	3,864
Stage Stores, Inc.	335,123	6,263
Wet Seal (The), Inc., Class A*	388,080	353

		64,969

Retail Staples - 0.7%
Casey’s General Stores, Inc.	71,543	5,029
Fred’s, Inc., Class A	439,627	6,722
Ingles Markets, Inc., Class A	10,483	276
Pantry (The), Inc.*	192,565	3,119
PriceSmart, Inc.	17,771	1,547
SpartanNash Co.	17,655	371
Weis Markets, Inc.	21,515	984

		18,048

Semiconductors - 3.1%
Amkor Technology, Inc.*	446,046	4,987
Brooks Automation, Inc.	695,218	7,488
Cirrus Logic, Inc.*	51,100	1,162
Diodes, Inc.*	37,120	1,075
Entegris, Inc.*	911,192	12,524
GSI Technology, Inc.*	189,207	1,128
Intersil Corp., Class A	524,001	7,834
Kulicke & Soffa Industries, Inc.*	414,386	5,909
MKS Instruments, Inc.	457,683	14,298
OmniVision Technologies, Inc.*	291,456	6,406
Park Electrochemical Corp.	121,379	3,424
Power Integrations, Inc.	29,634	1,705
Rudolph Technologies, Inc.*	26,333	260
Semtech Corp.*	40,266	1,053
Silicon Image, Inc.*	420,682	2,120
TriQuint Semiconductor, Inc.*	137,379	2,172
Ultra Clean Holdings, Inc.*	116,899	1,058
Veeco Instruments, Inc.*	201,536	7,509
Vishay Intertechnology, Inc.	31,942	495
Xcerra Corp.*	128,925	1,173

		83,780

Software - 1.3%
Acxiom Corp.*	289,188	6,272
Advent Software, Inc.	52,721	1,717
Blackbaud, Inc.	26,262	939
Dealertrack Technologies, Inc.*	43,781	1,985
Ebix, Inc.	16,185	232
Epiq Systems, Inc.	29,238	411
Mentor Graphics Corp.	323,718	6,983
MicroStrategy, Inc., Class A*	11,506	1,618
Progress Software Corp.*	113,948	2,739

EQUITY FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8% continued
Software - 1.3% continued
PTC, Inc.*	71,223	$2,763
SS&C Technologies Holdings, Inc.*	48,308	2,136
Take-Two Interactive Software, Inc.*	300,474	6,683

		34,478

Specialty Finance - 4.3%
Air Lease Corp.	80,192	3,094
Aircastle Ltd.	265,759	4,723
AMERCO	30,520	8,874
Anworth Mortgage Asset Corp.	964,578	4,977
Ares Capital Corp.	133,540	2,385
Arlington Asset Investment Corp., Class A	25,432	695
ARMOUR Residential REIT, Inc.	887,181	3,841
Capstead Mortgage Corp.	576,830	7,585
Cash America International, Inc.	23,008	1,022
Chimera Investment Corp.	893,813	2,851
Dynex Capital, Inc.	274,312	2,428
Encore Capital Group, Inc.*	175,894	7,989
First American Financial Corp.	409,976	11,393
Invesco Mortgage Capital, Inc.	445,688	7,737
Marlin Business Services Corp.	10,371	189
MFA Financial, Inc.	689,243	5,659
Nelnet, Inc., Class A	252,096	10,444
New York Mortgage Trust, Inc.	155,604	1,215
NewStar Financial, Inc.*	143,461	2,017
Redwood Trust, Inc.	634,930	12,362
Resource Capital Corp.	763,794	4,300
Starwood Property Trust, Inc.	203,769	4,844
Starwood Waypoint Residential Trust*	40,754	1,068
Stewart Information Services Corp.	16,984	527
Willis Lease Finance Corp.*	36,074	885
World Acceptance Corp.*	66,692	5,066

		118,170

Technology Services - 1.4%
Black Box Corp.	13,007	305
CACI International, Inc., Class A*	175,605	12,329
Convergys Corp.	668,293	14,328
CSG Systems International, Inc.	27,382	715
Fair Isaac Corp.	30,016	1,914
ICF International, Inc.*	15,898	562
MAXIMUS, Inc.	153,412	6,600
Sapient Corp.*	84,982	1,381
Sykes Enterprises, Inc.*	11,862	258

		38,392

Telecom - 0.6%
General Communication, Inc., Class A*	309,028	3,424
Premiere Global Services, Inc.*	485,152	6,477
Shenandoah Telecommunications Co.	19,341	589
Telephone & Data Systems, Inc.	177,792	4,642

		15,132

Transportation & Logistics - 1.4%
Golar LNG Ltd.	64,910	3,901
Hornbeck Offshore Services, Inc.*	299,576	14,056
Marten Transport Ltd.	26,786	599
Patriot Transportation Holding, Inc.*	7,697	269
Saia, Inc.*	212,801	9,348
Ship Finance International Ltd.	459,906	8,550
Universal Truckload Services, Inc.	42,668	1,082

		37,805

Transportation Equipment - 0.5%
American Railcar Industries, Inc.	16,173	1,096
Greenbrier (The) Cos., Inc.*	133,576	7,694
Trinity Industries, Inc.	119,986	5,246

		14,036

Travel, Lodging & Dining - 1.3%
Biglari Holdings, Inc.*	1,082	458
Bob Evans Farms, Inc.	216,436	10,833
DineEquity, Inc.	15,604	1,240
Einstein Noah Restaurant Group, Inc.	58,174	934
Hawaiian Holdings, Inc.*	41,865	574
JetBlue Airways Corp.*	1,669,870	18,118
Texas Roadhouse, Inc.	72,777	1,892

		34,049

Utilities - 5.9%
ALLETE, Inc.	183,043	9,399
Avista Corp.	334,728	11,220
Black Hills Corp.	162,830	9,996
Chesapeake Utilities Corp.	7,244	517
Cleco Corp.	281,534	16,596
El Paso Electric Co.	284,695	11,448
Empire District Electric (The) Co.	192,549	4,945
Great Plains Energy, Inc.	30,865	829
IDACORP, Inc.	316,631	18,311
Laclede Group (The), Inc.	104,049	5,052
MYR Group, Inc.*	15,893	403
NorthWestern Corp.	196,117	10,235
Otter Tail Corp.	161,717	4,898
Pike Corp.*	23,962	215

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.8% continued
Utilities - 5.9% continued
PNM Resources, Inc.	376,190	$11,034
Portland General Electric Co.	162,944	5,649
South Jersey Industries, Inc.	62,432	3,771
Southwest Gas Corp.	299,978	15,836
UNS Energy Corp.	215,198	13,000
WGL Holdings, Inc.	183,254	7,898

		161,252

Waste & Environment Service Equipment & Facilities - 0.3%
Cantel Medical Corp.	146,959	5,381
Tetra Tech, Inc.	52,351	1,440

		6,821

Total Common Stocks (Cost $1,782,965)		2,612,048

CONVERTIBLE PREFERRED STOCKS - 0.0%
Medical Equipment/Devices - 0.0%
Alere, Inc., 3.00%	3,417	1,076

Total Convertible Preferred Stocks (Cost $757)		1,076

MASTER LIMITED PARTNERSHIPS - 0.2%
Consumer Discretionary Services - 0.2%
Compass Diversified Holdings	257,458	4,673

Total Master Limited Partnerships (Cost $3,079)		4,673

OTHER - 0.0%(2)
Escrow DLB Oil & Gas*	2,100	—
Escrow Gerber Scientific, Inc.*	264,734	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 3.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	97,631,124	97,631

Total Investment Companies (Cost $97,631)		97,631

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.04%, 10/2/14(4)	$7,209	$7,208

Total Short-Term Investments (Cost $7,208)		7,208

Total Investments - 99.9% (Cost $1,891,640)		2,722,636

Other Assets less Liabilities - 0.1%		3,231

NET ASSETS - 100.0%		$2,725,867

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Security listed as “escrow” is considered to be worthless.
(3)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $116,392,000 with net sales of approximately $18,761,000 during the three months ended June 30, 2014.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	271	$26,455	Long	9/14	$241
Russell 2000 Mini Index	668	79,512	Long	9/14	1,813

Total					$2,054

EQUITY FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.9%
Consumer Staples	2.4
Energy	8.3
Financials	36.1
Health Care	4.5
Industrials	15.0
Information Technology	11.4
Materials	5.7
Telecommunication Services	0.6
Utilities	6.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$2,612,048	(1)	$—		$—	$2,612,048
Convertible Preferred Stocks	—		1,076	(1)	—	1,076
Master Limited Partnerships	4,673	(1)	—		—	4,673
Investment Companies	97,631		—		—	97,631
Short-Term Investments	—		7,208		—	7,208

Total Investments	$2,714,352		$8,284		$—	$2,722,636

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2,054		$—		$—	$2,054

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,894,808

Gross tax appreciation of investments	$840,074
Gross tax depreciation of investments	(12,246)

Net tax appreciation of investments	$827,828

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%
Biotechnology & Pharmaceuticals - 2.8%
BioMarin Pharmaceutical, Inc.*	13,574	$845
Gilead Sciences, Inc.*	16,309	1,352

		2,197

Consumer Discretionary Services - 2.7%
Accretive Health, Inc.*	110,646	863
HMS Holdings Corp.*	63,274	1,291

		2,154

Electrical Equipment - 2.2%
Amphenol Corp., Class A	9,844	948
Trimble Navigation Ltd.*	21,102	780

		1,728

Hardware - 14.5%
Apple, Inc.	35,133	3,265
Aruba Networks, Inc.*	68,035	1,192
Cisco Systems, Inc.	59,934	1,489
EMC Corp.	70,086	1,846
F5 Networks, Inc.*	10,898	1,215
Juniper Networks, Inc.*	51,887	1,273
NetApp, Inc.	13,866	506
Seagate Technology PLC	10,524	598

		11,384

Health Care Facilities/Services - 2.0%
Catamaran Corp.*	36,685	1,620

Machinery - 1.0%
FEI Co.	8,718	791

Media Content - 11.0%
Alliance Data Systems Corp.*	2,394	673
Brightcove, Inc.*	41,366	436
Facebook, Inc., Class A*	26,839	1,806
Google, Inc., Class A*	2,797	1,635
Google, Inc., Class C*	2,838	1,633
LinkedIn Corp., Class A*	7,696	1,320
Priceline Group (The), Inc.*	938	1,128

		8,631

Medical Equipment/Devices - 8.1%
Baxter International, Inc.	34,422	2,489
CR Bard, Inc.	11,668	1,669
Edwards Lifesciences Corp.*	12,607	1,082
Intuitive Surgical, Inc.*	2,742	1,129

		6,369

Retail Discretionary - 2.9%
Amazon.com, Inc.*	2,108	685
eBay, Inc.*	31,375	1,570

		2,255

Semiconductors - 17.6%
Altera Corp.	21,955	763
ARM Holdings PLC ADR	34,671	1,569
ASML Holding N.V. (Registered)	10,400	970
Intel Corp.	36,873	1,139
KLA-Tencor Corp.	9,516	691
Lam Research Corp.	23,220	1,569
Linear Technology Corp.	28,571	1,345
Microchip Technology, Inc.	21,215	1,036
NXP Semiconductor N.V.*	20,042	1,326
QUALCOMM, Inc.	15,300	1,212
SanDisk Corp.	11,767	1,229
Xilinx, Inc.	21,181	1,002

		13,851

Software - 23.4%
Activision Blizzard, Inc.	36,625	817
Check Point Software Technologies Ltd.*	20,556	1,378
Citrix Systems, Inc.*	14,074	880
CommVault Systems, Inc.*	12,057	593
Imperva, Inc.*	30,011	786
Microsoft Corp.	22,171	925
Oracle Corp.	44,356	1,798
Palo Alto Networks, Inc.*	8,174	685
Proofpoint, Inc.*	19,002	712
Qlik Technologies, Inc.*	24,398	552
Qualys, Inc.*	28,984	744
Red Hat, Inc.*	34,794	1,923
Salesforce.com, Inc.*	36,746	2,134
ServiceNow, Inc.*	16,217	1,005
Splunk, Inc.*	7,112	393
Teradata Corp.*	23,008	925
TIBCO Software, Inc.*	42,499	857
VMware, Inc., Class A*	12,994	1,258

		18,365

Specialty Finance - 3.9%
Fidelity National Information Services, Inc.	15,209	833
Fiserv, Inc.*	13,855	836
MasterCard, Inc., Class A	14,135	1,038
Xoom Corp.*	14,207	374

		3,081

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9% continued
Technology Services - 4.5%
Accenture PLC, Class A	12,070	$976
Amdocs Ltd.	18,229	844
Cognizant Technology Solutions Corp., Class A*	34,466	1,686

		3,506

Telecom - 1.3%
Rackspace Hosting, Inc.*	29,505	993

Total Common Stocks (Cost $59,574)		76,925

INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	1,664,689	1,665

Total Investment Companies (Cost $1,665)		1,665

Total Investments - 100.0% (Cost $61,239)		78,590

Liabilities less Other Assets - 0.0%		(21)

NET ASSETS - 100.0%		$78,569

(1)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,398,000 with net sales of approximately $733,000 during the three months ended June 30, 2014.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	2.4%
Health Care	16.0
Information Technology	81.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$76,925	(1)	$—	$—	$76,925
Investment Companies	1,665		—	—	1,665

Total Investments	$78,590		$—	$—	$78,590

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$62,013

Gross tax appreciation of investments	$18,782
Gross tax depreciation of investments	(2,205)

Net tax appreciation of investments	$16,577

EQUITY FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.3%
Brazil - 6.2%
ALL - America Latina Logistica S.A.	217,328	$817
AMBEV S.A.	2,255,760	15,967
Anhanguera Educacional
Participacoes S.A.	175,615	1,462
B2W Cia Digital*	54,800	692
Banco Bradesco S.A.	299,078	4,357
Banco Bradesco S.A. ADR	31,272	454
Banco do Brasil S.A.	405,344	4,550
Banco Santander Brasil S.A.	240,136	1,643
Banco Santander Brasil S.A. ADR	203,010	1,405
BB Seguridade Participacoes S.A.	336,601	4,918
BM&FBovespa S.A.	867,761	4,568
BR Malls Participacoes S.A.	202,115	1,720
BR Properties S.A.	75,700	456
BRF S.A.*	313,120	7,597
CCR S.A.	414,100	3,383
Centrais Eletricas Brasileiras S.A.*	152,751	442
CETIP S.A. - Mercados Organizados	99,927	1,422
Cia de Saneamento Basico do Estado de Sao Paulo*	168,371	1,803
Cia de Saneamento de Minas Gerais-COPASA*	32,700	582
Cia Siderurgica Nacional S.A.	357,490	1,524
Cielo S.A.	338,422	6,977
Cosan S.A. Industria e Comercio	61,747	1,114
CPFL Energia S.A.	116,220	1,064
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	141,372	888
Duratex S.A.*	145,746	590
EcoRodovias Infraestrutura e Logistica S.A.	92,470	630
EDP - Energias do Brasil S.A.	128,705	631
Embraer S.A.	316,662	2,881
Estacio Participacoes S.A.	135,384	1,785
Fibria Celulose S.A.*	107,617	1,040
Hypermarcas S.A.*	175,858	1,522
JBS S.A.	353,836	1,206
Kroton Educacional S.A.	103,000	2,894
Localiza Rent a Car S.A.	67,419	1,109
Lojas Americanas S.A.	90,000	493
Lojas Renner S.A.	61,639	1,976
M Dias Branco S.A.*	16,500	724
Multiplan Empreendimentos Imobiliarios S.A.*	33,620	785
Natura Cosmeticos S.A.	77,014	1,307
Odontoprev S.A.	94,250	407
Oi S.A. ADR	37,810	32
Petroleo Brasileiro S.A.*	1,388,078	10,177
Petroleo Brasileiro S.A. ADR*	22,600	331
Petroleo Brasileiro S.A. ADR (New York Exchange)*	24,973	391
Porto Seguro S.A.	55,508	793
Qualicorp S.A.*	98,600	1,166
Raia Drogasil S.A.*	104,507	867
Souza Cruz S.A.	189,040	1,961
Sul America S.A.	61,099	431
Tim Participacoes S.A.	416,436	2,422
Totvs S.A.	61,255	1,055
Tractebel Energia S.A.	84,338	1,267
Transmissora Alianca de Energia Eletrica S.A.	53,200	477
Ultrapar Participacoes S.A.	170,924	4,040
Vale S.A.	597,662	7,909
Vale S.A. ADR	29,608	392
Via Varejo S.A.*	58,900	654
WEG S.A.	137,540	1,735

		125,885

Chile - 1.4%
AES Gener S.A.	1,207,307	625
Aguas Andinas S.A., Class A	1,171,624	739
Banco de Chile	11,362,520	1,511
Banco de Credito e Inversiones	16,364	947
Banco Santander Chile	32,018,558	2,110
Banco Santander Chile ADR	1,400	37
CAP S.A.	40,409	570
Cencosud S.A.	613,242	2,014
Cia Cervecerias Unidas S.A.	74,622	875
Colbun S.A.	3,985,878	1,001
Corpbanca S.A.	68,096,665	841
Empresa Nacional de Electricidad Chile S.A. ADR	3,800	172
Empresa Nacional de Electricidad S.A.	1,510,195	2,265
Empresas CMPC S.A.	572,745	1,248
Empresas COPEC S.A.	212,587	2,768
Enersis S.A.	8,939,078	3,013
Enersis S.A. ADR	3,072	52
ENTEL Chile S.A.	57,513	708
Latam Airlines Group S.A.*	114,813	1,547
Latam Airlines Group S.A. BDR*	34,762	503
S.A.C.I. Falabella	457,508	4,145

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.3% continued
Chile - 1.4% continued
Sociedad Quimica y Minera de Chile S.A. ADR	3,193	$94
Vina Concha y Toro S.A.	237,837	482

		28,267

China - 13.9%
AAC Technologies Holdings, Inc.	366,500	2,387
Agile Property Holdings Ltd.	772,000	545
Agricultural Bank of China Ltd., Class H	10,200,367	4,502
Air China Ltd., Class H	1,016,705	596
Aluminum Corp. of China Ltd., Class H*	1,889,435	678
Anhui Conch Cement Co. Ltd., Class H	612,575	2,103
Anta Sports Products Ltd.	426,432	678
AviChina Industry & Technology Co. Ltd., Class H	894,313	506
Bank of China Ltd., Class H	38,063,652	17,054
Bank of Communications Co. Ltd., Class H	4,071,117	2,811
BBMG Corp., Class H	644,841	416
Beijing Capital International Airport Co. Ltd., Class H	810,000	557
Biostime International Holdings Ltd.	85,000	471
Byd Co. Ltd., Class H	260,199	1,499
China BlueChemical Ltd., Class H	826,851	452
China Cinda Asset Management Co. Ltd., Class H*	1,840,000	915
China CITIC Bank Corp. Ltd., Class H	3,807,286	2,309
China Coal Energy Co. Ltd., Class H	2,021,232	1,051
China Communications Construction Co. Ltd., Class H	2,127,287	1,428
China Communications Services Corp. Ltd., Class H	1,153,035	561
China Construction Bank Corp., Class H	34,561,410	26,150
China COSCO Holdings Co. Ltd., Class H*	1,419,221	553
China Everbright Bank Co. Ltd., Class H*	1,386,000	639
China Everbright International Ltd.	1,157,000	1,656
China Huishan Dairy Holdings Co. Ltd.*	2,345,380	515
China International Marine Containers Group Co. Ltd., Class H	277,100	535
China Life Insurance Co. Ltd., Class H	3,587,544	9,378
China Longyuan Power Group Corp., Class H	1,477,473	1,604
China Mengniu Dairy Co. Ltd.	648,935	3,005
China Merchants Bank Co. Ltd., Class H	2,176,433	4,292
China Minsheng Banking Corp. Ltd., Class H	2,854,712	2,588
China National Building Material Co. Ltd., Class H	1,408,000	1,242
China Oilfield Services Ltd., Class H	888,757	2,140
China Pacific Insurance Group Co. Ltd., Class H	1,244,137	4,392
China Petroleum & Chemical Corp., Class H	12,294,628	11,734
China Railway Construction Corp. Ltd., Class H	967,000	852
China Railway Group Ltd., Class H	1,973,827	966
China Shenhua Energy Co. Ltd., Class H	1,602,136	4,635
China Shipping Container Lines Co. Ltd., Class H*	2,097,695	541
China Telecom Corp. Ltd., Class H	6,612,339	3,234
China Vanke Co. Ltd., Class H*	672,172	1,193
Chongqing Changan Automobile Co. Ltd., Class B	398,700	787
Chongqing Rural Commercial Bank, Class H	1,353,434	626
Citic 21CN Co. Ltd.*	1,216,000	945
CITIC Securities Co. Ltd., Class H	547,500	1,210
CNOOC Ltd.	8,538,433	15,324
Country Garden Holdings Co. Ltd.	2,382,472	947
CSR Corp. Ltd., Class H	922,669	694
Datang International Power Generation Co. Ltd., Class H	1,077,875	421
Dongfeng Motor Group Co. Ltd., Class H	1,347,169	2,415
ENN Energy Holdings Ltd.	349,279	2,512
Evergrande Real Estate Group Ltd.	2,674,400	1,039
Fosun International Ltd.	821,160	1,092
Golden Eagle Retail Group Ltd.	314,675	382
GOME Electrical Appliances Holding Ltd.	4,779,970	783
Great Wall Motor Co. Ltd., Class H	510,432	1,900
Guangzhou Automobile Group Co. Ltd., Class H	1,131,760	1,313
Guangzhou R&F Properties Co. Ltd., Class H	438,814	542
Haitian International Holdings Ltd.	291,000	680
Haitong Securities Co. Ltd., Class H	648,000	1,006
Hengan International Group Co. Ltd.	345,398	3,639
Huaneng Power International, Inc., Class H	1,470,501	1,661
Industrial & Commercial Bank of China Ltd., Class H	35,365,515	22,373
Inner Mongolia Yitai Coal Co. Ltd., Class B	542,316	693
Intime Retail Group Co. Ltd.	463,635	406
Jiangsu Expressway Co. Ltd., Class H	622,000	736
Jiangxi Copper Co. Ltd., Class H	541,000	856
Kingsoft Corp. Ltd.	303,903	915
Lenovo Group Ltd.	2,918,000	3,988

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.3% continued
China - 13.9% continued
Longfor Properties Co. Ltd.	679,231	$838
New China Life Insurance Co. Ltd., Class H	372,971	1,238
People’s Insurance Co. Group of China Ltd., Class H	2,997,535	1,184
PetroChina Co. Ltd., Class H	10,175,438	12,812
PICC Property & Casualty Co. Ltd., Class H	1,566,923	2,375
Ping An Insurance Group Co. of China Ltd., Class H	970,953	7,519
Rosneft OAO	173,767	1,359
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	864,116	844
Shanghai Electric Group Co. Ltd., Class H	1,572,000	633
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	169,500	632
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	323,600	673
Shenzhou International Group Holdings Ltd.	271,000	926
Shui On Land Ltd.	1,674,858	408
Sihuan Pharmaceutical Holdings Group Ltd.	2,146,126	1,313
Sino Biopharmaceutical Ltd.	1,432,000	1,161
Sino-Ocean Land Holdings Ltd.	1,645,423	834
Sinopec Engineering Group Co. Ltd., Class H	515,000	580
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,920,005	536
Sinopharm Group Co. Ltd., Class H	481,114	1,332
SOHO China Ltd.	899,778	710
Sun Art Retail Group Ltd.	1,186,500	1,358
Tencent Holdings Ltd.	2,458,570	37,595
Tingyi Cayman Islands Holding Corp.	906,435	2,538
Uni-President China Holdings Ltd.	716,400	549
Want Want China Holdings Ltd.	2,802,870	4,029
Weichai Power Co. Ltd., Class H	257,953	998
Yanzhou Coal Mining Co. Ltd., Class H	927,138	700
Zhejiang Expressway Co. Ltd., Class H	695,294	704
Zhongsheng Group Holdings Ltd.	305,000	398
Zhuzhou CSR Times Electric Co. Ltd., Class H	209,974	639
Zijin Mining Group Co. Ltd., Class H	3,274,162	744
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	739,947	458
ZTE Corp., Class H	284,098	561

		282,426

Colombia - 0.7%
Almacenes Exito S.A.	97,565	1,642
Bancolombia S.A. ADR	8,252	477
Bolsa de Valores de Colombia	393,656	651
Cementos Argos S.A.	197,768	1,245
Corp. Financiera Colombiana S.A.	42,109	860
Ecopetrol S.A.	2,221,799	4,002
Ecopetrol S.A. ADR	5,700	205
Grupo Argos S.A.	130,958	1,580
Grupo de Inversiones Suramericana S.A.	107,324	2,283
Interconexion Electrica S.A. ESP	191,319	935

		13,880

Czech Republic - 0.2%
CEZ A.S.	78,848	2,380
Komercni Banka A.S.	7,593	1,746
O2 Czech Republic A.S.	42,903	608

		4,734

Egypt - 0.2%
Commercial International Bank Egypt S.A.E.	388,201	1,933
Global Telecom Holding*	1,298,458	931
Talaat Moustafa Group	494,677	591
Telecom Egypt Co.	182,055	341

		3,796

Greece - 0.8%
Alpha Bank A.E.*	1,902,851	1,773
Eurobank Ergasias S.A.*	3,899,903	1,972
Folli Follie S.A.*	14,512	578
Hellenic Telecommunications Organization S.A.*	121,259	1,792
JUMBO S.A.*	49,476	811
National Bank of Greece S.A.*	766,442	2,799
OPAP S.A.	97,735	1,741
Piraeus Bank S.A.*	978,729	2,174
Public Power Corp. S.A.	56,712	877
Titan Cement Co. S.A.	25,072	814

		15,331

Hong Kong - 3.9%
Beijing Enterprises Holdings Ltd.	238,771	2,261
Beijing Enterprises Water Group Ltd.	2,031,886	1,360
Belle International Holdings Ltd.	2,275,000	2,527
Brilliance China Automotive Holdings Ltd.	1,489,944	2,795
China Agri-Industries Holdings Ltd.	1,162,492	442
China Everbright Ltd.	403,110	543

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.3% continued
Hong Kong - 3.9% continued
China Gas Holdings Ltd.	1,007,495	$2,091
China Merchants Holdings International Co. Ltd.	559,871	1,750
China Mobile Ltd.	2,903,212	28,185
China Overseas Land & Investment Ltd.	1,938,475	4,702
China Resources Cement Holdings Ltd.	938,343	589
China Resources Enterprise Ltd.	593,628	1,648
China Resources Gas Group Ltd.	433,958	1,367
China Resources Land Ltd.	1,017,756	1,864
China Resources Power Holdings Co. Ltd.	946,900	2,689
China State Construction International Holdings Ltd.	854,534	1,500
China Taiping Insurance Holdings Co. Ltd.*	419,260	752
China Unicom Hong Kong Ltd.	2,246,494	3,472
ChinaVision Media Group Ltd.*	2,510,000	580
CITIC Pacific Ltd.	741,095	1,299
COSCO Pacific Ltd.	864,445	1,199
CSPC Pharmaceutical Group Ltd.	670,000	535
Far East Horizon Ltd.	711,000	519
Franshion Properties China Ltd.	1,759,791	463
GCL-Poly Energy Holdings Ltd.*	4,843,675	1,622
Geely Automobile Holdings Ltd.	2,653,423	935
Guangdong Investment Ltd.	1,116,514	1,288
Haier Electronics Group Co. Ltd.	474,000	1,239
Hanergy Solar Group Ltd.*	5,554,000	853
Kingboard Chemical Holdings Ltd.	329,008	678
Kunlun Energy Co. Ltd.	1,479,230	2,440
Lee & Man Paper Manufacturing Ltd.	753,248	400
New World China Land Ltd.	1,279,804	764
Nine Dragons Paper Holdings Ltd.	767,923	523
Poly Property Group Co. Ltd.	1,109,737	463
Shanghai Industrial Holdings Ltd.	222,043	677
Shimao Property Holdings Ltd.	673,903	1,239
Yingde Gases Group Co. Ltd.	610,700	663
Yuexiu Property Co. Ltd.	2,861,393	546

		79,462

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	21,804	1,167
OTP Bank PLC	104,071	2,001
Richter Gedeon Nyrt	66,895	1,284

		4,452

India - 6.7%
ACC Ltd.	12,293	300
Adani Enterprises Ltd.	58,749	445
Adani Ports and Special Economic Zone Ltd.	222,528	902
Aditya Birla Nuvo Ltd.	17,736	407
Ambuja Cements Ltd.	343,299	1,259
Apollo Hospitals Enterprise Ltd.	36,099	597
Asian Paints Ltd.	139,005	1,373
Aurobindo Pharma Ltd.	62,592	771
Bajaj Auto Ltd.	37,274	1,436
Bharat Heavy Electricals Ltd.	290,922	1,211
Bharat Petroleum Corp. Ltd.	82,305	821
Bharti Airtel Ltd.	290,965	1,632
Cairn India Ltd.	230,651	1,401
Cipla Ltd.	148,580	1,082
Coal India Ltd.	243,379	1,558
Dabur India Ltd.	106,017	331
Divi’s Laboratories Ltd.	21,886	531
DLF Ltd.	198,766	711
Dr. Reddy’s Laboratories Ltd.	40,755	1,774
Dr. Reddy’s Laboratories Ltd. ADR	15,005	647
GAIL India Ltd.	162,305	1,251
GlaxoSmithKline Consumer Healthcare Ltd.*	5,737	430
Godrej Consumer Products Ltd.	57,371	786
HCL Technologies Ltd.	121,736	3,038
HDFC Bank Ltd.	126,472	1,729
HDFC Bank Ltd. ADR	18,800	880
Hero MotoCorp Ltd.	38,863	1,705
Hindalco Industries Ltd.	501,423	1,372
Hindustan Unilever Ltd.	359,425	3,707
Housing Development Finance Corp.	714,793	11,801
ICICI Bank Ltd.	48,818	1,151
ICICI Bank Ltd. ADR	29,471	1,471
Idea Cellular Ltd.	509,986	1,123
Infosys Ltd.	185,351	10,018
Infosys Ltd. ADR	36,037	1,938
ITC Ltd.	1,072,694	5,798
Jaiprakash Associates Ltd.	399,463	513
Jindal Steel & Power Ltd.	186,208	1,000
JSW Steel Ltd.	40,397	831
Kotak Mahindra Bank Ltd.	156,948	2,306
Larsen & Toubro Ltd.	142,959	4,047
Larsen & Toubro Ltd. GDR (Registered)	7,050	198
LIC Housing Finance Ltd.	131,842	718

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 91.3% continued
India - 6.7% continued
Mahindra & Mahindra Financial Services Ltd.	121,618	$570
Mahindra & Mahindra Ltd.	164,175	3,132
Nestle India Ltd.	12,068	989
NTPC Ltd.	783,238	2,037
Oil & Natural Gas Corp. Ltd.	355,744	2,514
Oil India Ltd.	55,813	546
Piramal Enterprises Ltd.	37,487	432
Power Finance Corp. Ltd.	107,390	548
Power Grid Corp. of India Ltd.	347,102	803
Ranbaxy Laboratories Ltd.*	70,238	603
Reliance Capital Ltd.	45,668	499
Reliance Communications Ltd.	261,637	636
Reliance Industries Ltd.	501,904	8,474
Reliance Industries Ltd. GDR(1) (2)	60,826	2,047
Reliance Infrastructure Ltd.	55,302	711
Reliance Power Ltd.*	303,108	546
Rural Electrification Corp. Ltd.	140,938	842
Sesa Sterlite Ltd.	561,956	2,732
Shriram Transport Finance Co. Ltd.	66,107	995
Siemens Ltd.	39,800	633
State Bank of India	72,674	3,247
Sun Pharmaceutical Industries Ltd.	345,176	3,948
Tata Consultancy Services Ltd.	226,721	9,145
Tata Motors Ltd.	324,702	2,328
Tata Motors Ltd. ADR	6,700	262
Tata Power Co. Ltd.	523,318	938
Tata Steel Ltd.	128,941	1,133
Tech Mahindra Ltd.	28,763	1,029
Ultratech Cement Ltd.	17,425	751
United Breweries Ltd.	30,869	358
United Spirits Ltd.	37,980	1,513
Wipro Ltd.	281,045	2,554
Wipro Ltd. ADR	25,040	298
Yes Bank Ltd.	49,693	447

		135,240

Indonesia - 2.4%
Adaro Energy Tbk PT	7,010,520	695
Astra Agro Lestari Tbk PT	217,222	513
Astra International Tbk PT	9,739,660	5,982
Bank Central Asia Tbk PT	5,918,792	5,494
Bank Danamon Indonesia Tbk PT	1,631,443	571
Bank Mandiri Persero Tbk PT	4,383,255	3,599
Bank Negara Indonesia Persero Tbk PT	3,355,809	1,350
Bank Rakyat Indonesia Persero Tbk PT	5,280,558	4,602
Bumi Serpong Damai PT	3,245,200	407
Charoen Pokphand Indonesia Tbk PT	3,610,735	1,149
Global Mediacom Tbk PT	3,327,200	594
Gudang Garam Tbk PT	241,915	1,093
Indo Tambangraya Megah Tbk PT	186,678	425
Indocement Tunggal Prakarsa Tbk PT	721,803	1,374
Indofood CBP Sukses Makmur Tbk PT	551,700	465
Indofood Sukses Makmur Tbk PT	2,144,171	1,213
Jasa Marga Persero Tbk PT	1,135,000	572
Kalbe Farma Tbk PT	10,117,480	1,418
Lippo Karawaci Tbk PT	9,764,000	791
Matahari Department Store Tbk PT	730,473	850
Media Nusantara Citra Tbk PT	2,335,500	541
Perusahaan Gas Negara Persero Tbk PT	5,332,312	2,509
Semen Indonesia Persero Tbk PT	1,327,255	1,689
Surya Citra Media Tbk PT	2,071,400	627
Tambang Batubara Bukit Asam Persero Tbk PT	443,000	401
Telekomunikasi Indonesia Persero Tbk PT	23,953,962	4,985
Tower Bersama Infrastructure Tbk PT	765,900	517
Unilever Indonesia Tbk PT	758,028	1,873
United Tractors Tbk PT	822,371	1,603
XL Axiata Tbk PT	1,614,960	695

		48,597

Malaysia - 3.8%
AirAsia Bhd.	698,300	500
Alliance Financial Group Bhd.	538,600	792
AMMB Holdings Bhd.	924,037	2,049
Astro Malaysia Holdings Bhd.	772,600	844
Axiata Group Bhd.	1,175,325	2,552
Berjaya Sports Toto Bhd.	371,806	449
British American Tobacco Malaysia Bhd.	55,600	1,135
Bumi Armada Bhd.	486,700	515
CIMB Group Holdings Bhd.	2,382,629	5,434
Dialog Group Bhd.	752,800	889
DiGi.Com Bhd.	1,513,100	2,700
Felda Global Ventures Holdings Bhd.	660,400	856
Gamuda Bhd.	884,000	1,296
Genting Bhd.	956,400	2,978
Genting Malaysia Bhd.	1,444,900	1,891
Genting Plantations Bhd.	129,900	469
Hong Leong Bank Bhd.	289,140	1,243
Hong Leong Financial Group Bhd.	79,200	398

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 91.3% continued
Malaysia - 3.8% continued
IHH Healthcare Bhd.	1,178,900	$1,608
IJM Corp. Bhd.	565,220	1,181
IOI Corp. Bhd.	1,440,340	2,356
IOI Properties Group Bhd.*	761,613	598
Kuala Lumpur Kepong Bhd.	239,650	1,807
Lafarge Malaysia Bhd.	178,600	548
Malayan Banking Bhd.	2,123,876	6,503
Malaysia Airports Holdings Bhd.	280,972	698
Maxis Bhd.	926,651	1,948
MISC Bhd.	542,760	1,099
MMC Corp. Bhd.	431,875	342
Petronas Chemicals Group Bhd.	1,299,600	2,740
Petronas Dagangan Bhd.	126,600	949
Petronas Gas Bhd.	327,800	2,501
PPB Group Bhd.	242,600	1,144
Public Bank Bhd.	1,181,601	7,205
RHB Capital Bhd.	229,920	612
Sapurakencana Petroleum Bhd.	1,654,700	2,260
Sime Darby Bhd.	1,434,764	4,321
Telekom Malaysia Bhd.	556,463	1,100
Tenaga Nasional Bhd.	1,352,950	5,133
UEM Sunrise Bhd.	843,917	534
UMW Holdings Bhd.	271,500	924
YTL Corp. Bhd.	2,079,980	1,050
YTL Power International Bhd.*	629,813	288

		76,439

Mexico - 5.0%
Alfa S.A.B. de C.V., Series A	1,325,180	3,667
America Movil S.A.B. de C.V., Series L	16,449,182	17,091
Arca Continental S.A.B. de C.V.	195,484	1,324
Cemex Latam Holdings S.A.*	81,222	796
Cemex S.A.B. de C.V., Series CPO*	5,645,779	7,472
Coca-Cola Femsa S.A.B. de C.V., Series L	204,522	2,323
Compartamos S.A.B. de C.V.	553,272	1,069
Controladora Comercial Mexicana S.A.B. de C.V., Series UBC	202,600	760
El Puerto de Liverpool S.A.B. de C.V., Series C1	97,000	1,141
Fibra Uno Administracion S.A. de C.V.	981,000	3,440
Fomento Economico Mexicano S.A.B. de C.V., Series UBD	936,977	8,779
Genomma Lab Internacional S.A.B. de C.V., Series B*	402,700	1,091
Gruma S.A.B. de C.V., Series B*	78,280	937
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	150,952	1,022
Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	91,000	1,156
Grupo Bimbo S.A.B. de C.V., Series A	802,628	2,347
Grupo Carso S.A.B. de C.V., Series A1	279,706	1,453
Grupo Comercial Chedraui S.A. de C.V.	182,800	645
Grupo Financiero Banorte S.A.B. de C.V., Series O	1,201,818	8,595
Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,102,943	3,287
Grupo Financiero Santander Mexico S.A.B. de C.V., Series B	851,300	2,257
Grupo Lala S.A.B. de C.V.	268,280	709
Grupo Mexico S.A.B. de C.V., Series B	1,802,536	6,015
Grupo Televisa S.A.B., Series CPO	1,240,814	8,512
Industrias Penoles S.A.B. de C.V.	68,687	1,720
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	711,427	1,997
Mexichem S.A.B. de C.V.	455,034	1,885
Minera Frisco S.A.B. de C.V., Series A1*	313,206	616
OHL Mexico S.A.B. de C.V.*	348,700	1,064
Promotora y Operadora de Infraestructura S.A.B. de C.V.*	131,300	1,752
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,547,537	6,830

		101,752

Peru - 0.4%
Cia de Minas Buenaventura S.A.A. ADR	97,106	1,147
Credicorp Ltd.	32,152	4,999
Southern Copper Corp.	77,027	2,339

		8,485

Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	970,599	1,245
Aboitiz Power Corp.	694,944	583
Alliance Global Group, Inc.	997,824	665
Ayala Corp.	91,217	1,353
Ayala Land, Inc.	2,775,780	1,940
Bank of the Philippine Islands	381,223	795
BDO Unibank, Inc.	635,246	1,361
DMCI Holdings, Inc.	398,060	676
Energy Development Corp.	3,558,950	514
Globe Telecom, Inc.	16,490	604
International Container Terminal Services, Inc.	258,680	658
JG Summit Holdings, Inc.	1,208,101	1,419

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 91.3% continued
Philippines - 0.9% continued
Jollibee Foods Corp.	211,083	$851
Megaworld Corp.	5,366,000	553
Metro Pacific Investments Corp.	5,488,000	630
Metropolitan Bank & Trust Co.	153,259	307
Philippine Long Distance Telephone Co.	18,950	1,290
SM Investments Corp.	72,895	1,363
SM Prime Holdings, Inc.	2,978,413	1,082
Universal Robina Corp.	387,230	1,369

		19,258

Poland - 1.6%
Alior Bank S.A.*	21,413	585
Bank Handlowy w Warszawie S.A.	15,809	623
Bank Millennium S.A.	207,307	531
Bank Pekao S.A.	61,530	3,504
Bank Zachodni WBK S.A.	14,079	1,711
Cyfrowy Polsat S.A.	82,277	606
Enea S.A.	108,314	564
Energa S.A.	104,722	713
Eurocash S.A.	38,785	514
Getin Noble Bank S.A.*	580,584	600
Grupa Azoty S.A.	22,371	534
Grupa Lotos S.A.*	34,811	424
Jastrzebska Spolka Weglowa S.A.	22,620	350
KGHM Polska Miedz S.A.	67,121	2,751
mBank	6,440	1,071
Orange Polska S.A.	330,800	1,057
PGE S.A.	343,013	2,445
Polski Koncern Naftowy Orlen S.A.	155,985	2,106
Polskie Gornictwo Naftowe i Gazownictwo S.A.	849,300	1,469
Powszechna Kasa Oszczednosci Bank Polski S.A.	422,719	5,247
Powszechny Zaklad Ubezpieczen S.A.	26,324	3,848
Synthos S.A.	287,733	419
Tauron Polska Energia S.A.*	529,894	902

		32,574

Qatar - 0.4%
Barwa Real Estate Co.	44,753	436
Commercial Bank of Qatar (The) QSC	17,919	305
Doha Bank QSC*	15,299	228
Industries Qatar QSC	17,050	791
Masraf Al Rayan	176,761	2,210
Ooredoo QSC	38,537	1,259
Qatar Electricity & Water Co.	13,150	624
Qatar Islamic Bank SAQ	23,708	535
Qatar National Bank	19,913	894
Vodafone Qatar	161,204	695

		7,977

Russia - 5.0%
Alrosa AO*	851,651	1,048
Gazprom OAO	1,181,361	5,176
Gazprom OAO ADR	2,255,100	19,664
Lukoil OAO	66,457	3,980
Lukoil OAO ADR (London Exchange)	165,485	9,865
Lukoil OAO ADR (OTC Exchange)	11,873	710
Magnit OJSC	3,011	785
Magnit OJSC GDR (Registered)	121,986	7,181
MegaFon OAO GDR (Registered)	44,587	1,403
MMC Norilsk Nickel OJSC	12,682	2,507
MMC Norilsk Nickel OJSC ADR (London Exchange)	56,727	1,126
MMC Norilsk Nickel OJSC ADR (OTC Exchange)	80,388	1,601
Mobile Telesystems OJSC ADR	244,550	4,827
Moscow Exchange MICEX-RTS OAO*	564,826	1,120
NOVATEK OAO GDR (Registered)	43,836	5,443
Rosneft OAO	150,504	1,104
Rosneft OAO GDR (Registered)	395,121	2,891
Rostelecom OJSC	397,344	1,009
RusHydro JSC	29,671,245	585
RusHydro JSC ADR	266,069	509
Sberbank of Russia	5,153,240	12,802
Sberbank of Russia	56,000	139
Severstal OAO	22,803	187
Severstal OAO GDR (Registered)	82,609	674
Sistema JSFC GDR (Registered)	81,873	2,523
Surgutneftegas OAO	1,147,823	893
Surgutneftegas OAO ADR (London Exchange)	93,244	721
Surgutneftegas OAO ADR (OTC Exchange)	120,622	932
Tatneft OAO	285,702	1,866
Tatneft OAO ADR (Frankfurt Exchange)	1,663	64
Tatneft OAO ADR (London Exchange)	62,512	2,423
Uralkali OJSC	468,090	2,148
Uralkali OJSC GDR (Registered)	31,490	726
VTB Bank OJSC	1,831,532,372	2,213
VTB Bank OJSC GDR(1) (2)	11,036	27

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 91.3% continued
Russia - 5.0% continued
VTB Bank OJSC GDR (Registered)	299,452	$731

		101,603

South Africa - 7.3%
African Bank Investments Ltd.	651,206	416
African Rainbow Minerals Ltd.	56,523	993
Anglo American Platinum Ltd.*	26,184	1,133
AngloGold Ashanti Ltd.*	189,614	3,218
Aspen Pharmacare Holdings Ltd.	154,507	4,337
Assore Ltd.	17,197	577
Barclays Africa Group Ltd.	165,367	2,514
Barloworld Ltd.	112,372	1,070
Bidvest Group Ltd.	149,738	3,979
Coronation Fund Managers Ltd.	105,931	952
Discovery Ltd.	151,816	1,385
Exxaro Resources Ltd.	72,768	948
FirstRand Ltd.	1,480,289	5,672
Foschini Group (The) Ltd.	94,346	988
Gold Fields Ltd.	390,550	1,437
Growthpoint Properties Ltd.	984,818	2,290
Harmony Gold Mining Co. Ltd.*	189,825	562
Impala Platinum Holdings Ltd.	251,935	2,534
Imperial Holdings Ltd.	91,546	1,722
Investec Ltd.	120,974	1,110
Kumba Iron Ore Ltd.	31,173	992
Liberty Holdings Ltd.	61,876	756
Life Healthcare Group Holdings Ltd.	456,781	1,783
Massmart Holdings Ltd.	52,519	652
Mediclinic International Ltd.	179,222	1,377
MMI Holdings Ltd.	480,463	1,183
Mr. Price Group Ltd.	117,365	1,995
MTN Group Ltd.	808,513	17,014
Nampak Ltd.	303,345	1,049
Naspers Ltd., Class N	189,601	22,317
Nedbank Group Ltd.	93,065	2,006
Netcare Ltd.	488,064	1,317
Northam Platinum Ltd.*	148,732	636
Pick n Pay Stores Ltd.	129,728	709
PPC Ltd.	240,247	708
Rand Merchant Insurance Holdings Ltd.	325,036	1,001
Redefine Properties Ltd.	1,345,840	1,213
Remgro Ltd.	228,688	4,946
RMB Holdings Ltd.	341,971	1,687
Sanlam Ltd.	853,058	4,957
Sappi Ltd.*	251,030	904
Sasol Ltd.	264,199	15,709
Shoprite Holdings Ltd.	213,184	3,083
SPAR Group (The) Ltd.	84,419	986
Standard Bank Group Ltd.	584,858	7,974
Steinhoff International Holdings Ltd.	854,393	4,753
Tiger Brands Ltd.	75,386	2,174
Truworths International Ltd.	182,967	1,289
Vodacom Group Ltd.	184,281	2,278
Woolworths Holdings Ltd.	378,230	2,780

		148,065

South Korea - 14.3%
Amorepacific Corp.	1,607	2,420
AMOREPACIFIC Group	1,341	987
BS Financial Group, Inc.	72,442	1,063
Celltrion, Inc.	30,165	1,388
Cheil Industries, Inc.	23,470	1,628
Cheil Worldwide, Inc.*	37,350	842
CJ CheilJedang Corp.	3,946	1,343
CJ Corp.	7,441	1,030
Coway Co. Ltd.	24,884	2,084
Daelim Industrial Co. Ltd.	11,847	980
Daewoo Engineering & Construction Co. Ltd.*	45,860	394
Daewoo International Corp.	22,968	827
Daewoo Securities Co. Ltd.	80,958	698
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	46,550	1,183
DGB Financial Group, Inc.	67,590	1,013
Dongbu Insurance Co. Ltd.	18,837	966
Doosan Corp.	2,990	369
Doosan Heavy Industries & Construction Co. Ltd.	29,102	1,009
Doosan Infracore Co. Ltd.*	66,360	849
E-Mart Co. Ltd.	9,548	2,176
GS Engineering & Construction Corp.*	22,832	755
GS Holdings	26,023	1,157
Halla Visteon Climate Control Corp.	18,060	817
Hana Financial Group, Inc.	136,843	5,031
Hankook Tire Co. Ltd.	36,976	2,207
Hanwha Chemical Corp.	52,642	955
Hanwha Corp.	22,395	567
Hanwha Life Insurance Co. Ltd.	104,150	662
Hite Jinro Co. Ltd.	15,340	333
Hotel Shilla Co. Ltd.	15,801	1,427
Hyosung Corp.	12,182	812

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 91.3% continued
South Korea - 14.3% continued
Hyundai Department Store Co. Ltd.	7,608	$1,045
Hyundai Development Co.-Engineering & Construction	28,090	891
Hyundai Engineering & Construction Co. Ltd.	33,004	1,870
Hyundai Glovis Co. Ltd.	6,338	1,689
Hyundai Heavy Industries Co. Ltd.	19,647	3,416
Hyundai Marine & Fire Insurance Co. Ltd.	31,510	896
Hyundai Merchant Marine Co. Ltd.*	37,149	337
Hyundai Mipo Dockyard	5,400	775
Hyundai Mobis Co. Ltd.	32,835	9,215
Hyundai Motor Co.	73,677	16,708
Hyundai Steel Co.	34,340	2,530
Hyundai Wia Corp.	7,863	1,524
Industrial Bank of Korea	107,740	1,437
Kangwon Land, Inc.	55,000	1,607
KB Financial Group, Inc.	184,374	6,423
KCC Corp.	2,429	1,482
Kia Motors Corp.	125,203	7,008
Korea Aerospace Industries Ltd.	19,320	595
Korea Electric Power Corp.	121,736	4,477
Korea Gas Corp.*	13,474	729
Korea Investment Holdings Co. Ltd.	16,410	648
Korea Zinc Co. Ltd.	3,801	1,491
Korean Air Lines Co. Ltd.*	13,368	441
KT Corp.	31,029	937
KT Corp. ADR	6,526	99
KT&G Corp.	51,853	4,563
Kumho Petro chemical Co. Ltd.	6,504	567
LG Chem Ltd.	22,053	6,464
LG Corp.	43,334	2,652
LG Display Co. Ltd.*	108,870	3,429
LG Electronics, Inc.	51,943	3,814
LG Household & Health Care Ltd.	4,625	2,082
LG Innotek Co. Ltd.*	5,984	857
LG Uplus Corp.	107,042	975
Lotte Chemical Corp.	7,155	1,304
Lotte Confectionery Co. Ltd.	334	638
Lotte Shopping Co. Ltd.	5,456	1,658
LS Corp.	8,565	627
LS Industrial Systems Co. Ltd.	8,625	560
Mirae Asset Securities Co. Ltd.	9,515	422
NAVER Corp.	13,494	11,166
NCSoft Corp.	7,579	1,367
OCI Co. Ltd.*	8,243	1,406
Orion Corp.	1,773	1,614
Paradise Co. Ltd.	16,859	623
POSCO	30,031	8,992
POSCO ADR	5,928	441
S-1 Corp.	8,165	656
Samsung C&T Corp.	59,291	4,376
Samsung Card Co. Ltd.	16,282	695
Samsung Electro-Mechanics Co. Ltd.	29,710	1,712
Samsung Electronics Co. Ltd.	53,005	69,306
Samsung Engineering Co. Ltd.*	12,917	1,022
Samsung Fire & Marine Insurance Co. Ltd.	16,038	4,083
Samsung Heavy Industries Co. Ltd.	80,480	2,138
Samsung Life Insurance Co. Ltd.	28,040	2,827
Samsung SDI Co. Ltd.	16,751	2,685
Samsung Securities Co. Ltd.	31,005	1,357
Samsung Techwin Co. Ltd.	18,261	951
Shinhan Financial Group Co. Ltd.	205,520	9,523
Shinsegae Co. Ltd.	3,406	733
SK C&C Co. Ltd.	9,630	1,585
SK Holdings Co. Ltd.	12,718	2,294
SK Hynix, Inc.*	272,070	13,051
SK Innovation Co. Ltd.	28,331	3,145
SK Networks Co. Ltd.*	44,300	471
SK Telecom Co. Ltd.	3,695	865
SK Telecom Co. Ltd. ADR	10,300	267
S-Oil Corp.	22,253	1,249
Woori Finance Holdings Co. Ltd.	152,226	1,813
Woori Investment & Securities Co. Ltd.	55,017	475
Yuhan Corp.	3,806	681

		290,423

Taiwan - 11.8%
Acer, Inc.*	1,263,796	903
Advanced Semiconductor Engineering, Inc.	2,937,364	3,821
Advantech Co. Ltd.	140,285	1,199
Asia Cement Corp.	1,036,831	1,421
Asia Pacific Telecom Co. Ltd.	905,000	543
Asustek Computer, Inc.	335,546	3,734
AU Optronics Corp.*	4,253,215	1,801
Catcher Technology Co. Ltd.	306,111	2,855
Cathay Financial Holding Co. Ltd.	3,726,739	5,822
Chailease Holding Co. Ltd.	435,200	1,095
Chang Hwa Commercial Bank	2,261,163	1,401
Cheng Shin Rubber Industry Co. Ltd.	790,184	2,017
Chicony Electronics Co. Ltd.	231,194	624

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 91.3% continued
Taiwan - 11.8% continued
China Airlines Ltd.*	1,147,307	$394
China Development Financial Holding Corp.	6,178,868	2,032
China Life Insurance Co. Ltd.	1,335,413	1,232
China Motor Corp.	328,000	327
China Steel Corp.	5,434,467	4,568
Chunghwa Telecom Co. Ltd.	1,803,493	5,812
Clevo Co.	165,970	295
Compal Electronics, Inc.	2,044,759	1,672
CTBC Financial Holding Co. Ltd.	6,161,088	4,108
CTCI Corp.	316,000	547
Delta Electronics, Inc.	874,521	6,375
E.Sun Financial Holding Co. Ltd.	2,847,997	1,826
Eclat Textile Co. Ltd.	82,368	998
Epistar Corp.*	419,351	1,034
Eva Airways Corp.*	716,271	344
Evergreen Marine Corp. Taiwan Ltd.*	795,795	434
Far Eastern Department Stores Ltd.	557,362	524
Far Eastern New Century Corp.	1,516,792	1,634
Far EasTone Telecommunications Co. Ltd.	775,345	1,766
Farglory Land Development Co. Ltd.	201,543	274
First Financial Holding Co. Ltd.	3,322,406	2,137
Formosa Chemicals & Fibre Corp.	1,505,499	3,806
Formosa International Hotels Corp.	21,476	261
Formosa Petrochemical Corp.	551,487	1,438
Formosa Plastics Corp.	1,964,682	5,243
Formosa Taffeta Co. Ltd.	412,827	456
Foxconn Technology Co. Ltd.	426,094	1,033
Fubon Financial Holding Co. Ltd.	3,140,025	4,537
Giant Manufacturing Co. Ltd.	142,483	1,110
Hermes Microvision, Inc.	18,000	714
Highwealth Construction Corp.	178,200	398
Hiwin Technologies Corp.	92,651	1,143
Hon Hai Precision Industry Co. Ltd.	5,363,620	17,961
Hotai Motor Co. Ltd.	120,900	1,543
HTC Corp.	320,220	1,481
Hua Nan Financial Holdings Co. Ltd.	2,640,756	1,654
Innolux Corp.*	3,267,392	1,532
Inotera Memories, Inc.*	1,008,546	1,833
Inventec Corp.	1,136,314	1,088
Kinsus Interconnect Technology Corp.	144,587	649
Largan Precision Co. Ltd.	47,835	3,815
Lite-On Technology Corp.	1,010,411	1,687
MediaTek, Inc.	680,334	11,522
Mega Financial Holding Co. Ltd.	4,674,771	3,883
Merida Industry Co. Ltd.	98,000	650
Nan Ya Plastics Corp.	2,261,951	5,449
Novatek Microelectronics Corp.	263,850	1,299
Pegatron Corp.	704,594	1,346
Phison Electronics Corp.	61,608	496
Pou Chen Corp.	1,004,093	1,209
Powertech Technology, Inc.	364,568	660
President Chain Store Corp.	280,220	2,243
Quanta Computer, Inc.	1,301,576	3,778
Radiant Opto-Electronics Corp.	221,800	951
Realtek Semiconductor Corp.	229,457	727
Ruentex Development Co. Ltd.	339,562	615
Ruentex Industries Ltd.	257,906	667
ScinoPharm Taiwan Ltd.	113,360	281
Shin Kong Financial Holding Co. Ltd.	3,372,398	1,040
Siliconware Precision Industries Co.	1,344,480	2,213
Simplo Technology Co. Ltd.	133,532	827
SinoPac Financial Holdings Co. Ltd.	3,223,499	1,452
Standard Foods Corp.	166,242	462
Synnex Technology International Corp.	647,086	1,090
Taishin Financial Holding Co. Ltd.	3,799,682	1,947
Taiwan Business Bank*	1,520,922	474
Taiwan Cement Corp.	1,504,055	2,279
Taiwan Cooperative Financial Holding Co. Ltd.	2,750,708	1,576
Taiwan Fertilizer Co. Ltd.	390,000	773
Taiwan Glass Industry Corp.	431,377	364
Taiwan Mobile Co. Ltd.	771,076	2,387
Taiwan Semiconductor Manufacturing Co. Ltd.	11,839,193	49,874
Teco Electric and Machinery Co. Ltd.	986,000	1,135
TPK Holding Co. Ltd.	112,003	1,118
Transcend Information, Inc.	109,442	376
TSRC Corp.	320,892	453
U-Ming Marine Transport Corp.	233,000	393
Unimicron Technology Corp.	595,418	573
Uni-President Enterprises Corp.	2,024,666	3,637
United Microelectronics Corp.	5,894,043	2,951
Vanguard International Semiconductor Corp.	349,000	560
Walsin Lihwa Corp.*	1,792,770	639
Wistron Corp.	1,101,225	1,005
WPG Holdings Ltd.	703,316	968
Ya Hsin Industrial Co. Ltd.(3) *	121,548	—
Yang Ming Marine Transport Corp.*	753,356	303

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 91.3% continued
Taiwan - 11.8% continued
Yuanta Financial Holding Co. Ltd.	3,825,647	$2,069
Yulon Motor Co. Ltd.	366,257	596
Zhen Ding Technology Holding Ltd.	122,850	404

		238,665

Thailand - 2.1%
Advanced Info Service PCL (Registered)	194,000	1,315
Advanced Info Service PCL NVDR	292,499	1,983
Airports of Thailand PCL NVDR	210,900	1,290
Bangkok Bank PCL (Registered)	381,900	2,277
Bangkok Bank PCL NVDR	130,000	773
Bangkok Dusit Medical Services PCL NVDR	1,407,000	724
Banpu PCL (Registered)	233,500	212
Banpu PCL NVDR	317,880	289
BEC World PCL (Registered)	196,500	295
BEC World PCL NVDR	271,507	408
BTS Group Holdings PCL NVDR	2,670,400	712
Bumrungrad Hospital PCL NVDR	156,987	566
Central Pattana PCL NVDR	650,000	981
Charoen Pokphand Foods PCL NVDR	1,363,457	1,145
CP ALL PCL (Registered)	905,200	1,339
CP ALL PCL NVDR	1,180,036	1,745
Glow Energy PCL (Registered)	87,100	223
Glow Energy PCL NVDR	141,402	364
Home Product Center PCL NVDR	1,435,504	427
Indorama Ventures PCL NVDR	466,547	399
IRPC PCL (Registered)	1,860,900	194
IRPC PCL NVDR	2,732,681	285
Kasikornbank PCL	50,000	314
Kasikornbank PCL (Registered)	141,500	894
Kasikornbank PCL NVDR	682,997	4,293
Krung Thai Bank PCL (Registered)	699,750	451
Krung Thai Bank PCL NVDR	921,093	593
Minor International PCL NVDR	741,300	668
PTT Exploration & Production PCL (Registered)	242,500	1,252
PTT Exploration & Production PCL NVDR	417,943	2,160
PTT Global Chemical PCL (Registered)	189,814	395
PTT Global Chemical PCL NVDR	537,576	1,118
PTT PCL (Registered)	183,500	1,798
PTT PCL NVDR	223,300	2,191
Siam Cement (The) PCL (Registered)	51,000	717
Siam Cement (The) PCL NVDR	144,398	2,013
Siam Commercial Bank (The) PCL (Registered)	232,700	1,208
Siam Commercial Bank (The) PCL NVDR	494,976	2,570
Thai Oil PCL (Registered)	97,800	157
Thai Oil PCL NVDR	277,095	445
TMB Bank PCL NVDR	5,939,500	443
True Corp. PCL NVDR*	2,475,400	728

		42,354

Turkey - 1.6%
Akbank T.A.S.	833,338	3,065
Anadolu Efes Biracilik Ve Malt Sanayii A.S.*	104,795	1,284
Arcelik A.S.	111,248	677
BIM Birlesik Magazalar A.S.	104,615	2,400
Coca-Cola Icecek A.S.	33,387	824
Dogan Yayin Holding A.S.*	1	—
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	901,679	1,131
Enka Insaat ve Sanayi A.S.	224,534	609
Eregli Demir ve Celik Fabrikalari T.A.S.	692,624	1,239
Ford Otomotiv Sanayi A.S.*	31,388	391
Haci Omer Sabanci Holding A.S.	449,007	2,096
Is Gayrimenkul Yatirim Ortakligi A.S.	1	—
KOC Holding A.S.	312,344	1,533
Koza Altin Isletmeleri A.S.	25,703	294
TAV Havalimanlari Holding A.S.	79,215	630
Tofas Turk Otomobil Fabrikasi A.S.	57,218	355
Tupras Turkiye Petrol Rafinerileri A.S.	60,472	1,410
Turk Hava Yollari AO*	280,175	858
Turk Telekomunikasyon A.S.	219,727	635
Turkcell Iletisim Hizmetleri A.S.*	430,045	2,690
Turkiye Garanti Bankasi A.S.	1,099,047	4,301
Turkiye Halk Bankasi A.S.	305,829	2,296
Turkiye Is Bankasi, Class C	736,800	1,993
Turkiye Sise ve Cam Fabrikalari A.S.	282,070	397
Turkiye Vakiflar Bankasi Tao, Class D	370,249	869
Ulker Biskuvi Sanayi A.S.	61,632	516
Yapi ve Kredi Bankasi A.S.	426,471	930

		33,423

United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC	536,335	1,031
Aldar Properties PJSC	1,484,700	1,254
Arabtec Holding Co.*	524,156	373
DP World Ltd.	80,006	1,576
Dubai Financial Market	952,297	677
Dubai Islamic Bank PJSC	249,332	438

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 91.3% continued
United Arab Emirates - 0.5% continued
Emaar Properties PJSC	852,878	$1,954
First Gulf Bank PJSC	206,771	896
National Bank of Abu Dhabi PJSC	296,156	1,145

		9,344

Total Common Stocks(4) (Cost $1,451,023)		1,852,432

PREFERRED STOCKS - 5.7%
Brazil - 4.3%
AES Tiete S.A.	58,353	515
Banco Bradesco S.A.	976,462	14,186
Banco do Estado do Rio Grande do Sul S.A., Class B	84,418	411
Bradespar S.A.	118,301	1,084
Braskem S.A., Class A	73,941	472
Centrais Eletricas Brasileiras S.A., Class B*	102,041	480
Cia Brasileira de Distribuicao	65,442	3,051
Cia Energetica de Minas Gerais	372,947	2,726
Cia Energetica de Sao Paulo, Class B	93,808	1,177
Cia Paranaense de Energia, Class B	46,144	705
Gerdau S.A.	424,961	2,502
Itau Unibanco Holding S.A.	1,324,048	19,062
Itausa - Investimentos Itau S.A.	1,533,948	5,998
Klabin S.A.	231,741	1,166
Lojas Americanas S.A.	247,993	1,580
Metalurgica Gerdau S.A.	141,399	997
Oi S.A.	1,247,998	1,107
Petroleo Brasileiro S.A.*	1,964,095	15,370
Suzano Papel e Celulose S.A., Class A	138,500	522
Telefonica Brasil S.A.	135,991	2,777
Telefonica Brasil S.A. ADR	9,345	192
Usinas Siderurgicas de Minas Gerais S.A., Class A*	189,744	650
Vale S.A.	913,730	10,860

		87,590

Chile - 0.1%
Embotelladora Andina S.A., Class B	117,962	444
Sociedad Quimica y Minera de Chile S.A., Class B	43,713	1,277

		1,721

Colombia - 0.2%
Banco Davivienda S.A.	45,289	731
Bancolombia S.A. 38.8%	179,537	2,597
Grupo Argos S.A. 99.2%	55,321	660
Grupo Aval Acciones y Valores	696,504	501
Grupo de Inversiones Suramericana S.A.	47,747	1,013

		5,502

Russia - 0.3%
AK Transneft OAO	767	1,681
Sberbank of Russia	494,594	1,003
Surgutneftegas OAO	2,032,924	1,676
Surgutneftegas OAO ADR	140,161	1,158

		5,518

South Korea - 0.8%
Hyundai Motor Co. Ltd.	18,510	2,930
Hyundai Motor Co. Ltd.	11,700	1,753
LG Chem Ltd. 81%	4,159	794
Samsung Electronics Co. Ltd.	9,897	10,375

		15,852

Total Preferred Stocks(4) (Cost $124,331)		116,183

RIGHTS - 0.0%
Chile - 0.0%
Empresas CMPC S.A.*	30,144	7

Malaysia - 0.0%
Public Bank Bhd*	118,160	202

South Korea - 0.0%
BS Financial Group, Inc.*	14,431	31

Total Rights(4) (Cost $215)		240

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
INVESTMENT COMPANIES - 1.4%
iShares MSCI Emerging Markets ETF	78,935	$3,412
iShares MSCI South Korea Capped ETF	15,000	975
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	19,640,569	19,641
Vanguard FTSE Emerging Markets ETF	110,000	4,744

Total Investment Companies (Cost $28,796)		28,772

Total Investments - 98.4% (Cost $1,604,365)		1,997,627

Other Assets less Liabilities - 1.6%		32,686

NET ASSETS - 100.0%		$2,030,313

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2014, the value of these restricted illiquid securities amounted to approximately $2,074,000 or 0.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Reliance Industries Ltd. GDR	11/1/06-11/08/12	$1,717
VTB Bank OJSC GDR	5/11/07-10/28/09	80

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,082,000 with net purchases of approximately $8,559,000 of net purchases during the three months ended June 30, 2014.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
UBS	United States Dollar	890	Indian Rupee	53,796	9/17/14	$(6)
UBS	United States Dollar	2,270	Korean Won	2,326,183	9/17/14	22
UBS	United States Dollar	2,320	Taiwan Dollar	69,432	9/17/14	10

Total						$26

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Dax Index (Euro)	6	$2,025	Long	9/14	$(9)
FTSE/JSE Top 40 Index (South African Rand)	186	8,057	Long	9/14	(4)
Hang Seng Index (Hong Kong Dollar)	60	8,943	Long	7/14	(29)
mini MSCI Emerging Markets Index (United States Dollar)	246	12,801	Long	9/14	(12)
MSCI Taiwan Index (United States Dollar)	229	7,612	Long	7/14	134
S&P/TSX 60 Index (Canadian Dollar)	34	5,504	Long	9/14	105
SGX CNX Nifty Index (United States Dollar)	308	4,698	Long	7/14	25
SPI 200 Index (Australian Dollar)	18	2,272	Long	9/14	(1)

Total					$209

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.2%
Consumer Staples	8.3
Energy	10.8
Financials	26.9
Health Care	1.8
Industrials	6.5
Information Technology	17.2
Materials	8.8
Telecommunication Services	7.0
Utilities	3.5

Total	100.0%

At June 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	18.4%
Korean Won	15.5
Taiwan Dollar	12.1
Brazilian Real	10.7
South African Rand	7.5
United States Dollar	6.6
Indian Rupee	6.5
Mexican Peso	5.1
All other currencies less than 5%	17.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$125,885		$—		$—	$125,885
Chile	27,764		503		—	28,267
China	1,193		281,233		—	282,426
Colombia	682		13,198		—	13,880
Czech Republic	608		4,126		—	4,734
Egypt	1,522		2,274		—	3,796
India	5,495		129,745		—	135,240
Mexico	100,956		796		—	101,752
Peru	8,485		—		—	8,485
Russia	8,071		93,532		—	101,603
South Korea	808		289,615		—	290,423
United Arab Emirates	1,576		7,768		—	9,344
All Other Countries	—		746,597	(1)	—	746,597
Preferred Stocks
Colombia	—		5,502		—	5,502
Russia	1,158		4,360			5,518
South Korea	—		15,852		—	15,852
All Other Countries	89,311	(1)	—		—	89,311
Rights
Malaysia	202		—		—	202
All Other Countries	—		38	(1)	—	38
Investment Companies	28,772		—		—	28,772

Total Investments	$402,488		$1,595,139		$—	$1,997,627

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$264		$—		$—	$264
Forward Foreign Currency Exchange Contracts	—		32		—	32
Liabilities
Forward Foreign Currency Exchange Contracts	—		(6)		—	(6)
Futures Contracts	(55)		—		—	(55)

Total Other Financial Instruments	$209		$26		$—	$235

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

At June 30, 2014, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Country	Value (000S)	Reason
Common Stocks
Chile	$503	Valuations based on recent security trade activity
Colombia	10,915	Valuations at last trade with foreign fair value adjustments
Mexico	796	Valuations at last trade with foreign fair value adjustments
Russia	36,513	Valuations at last trade with foreign fair value adjustments
Preferred Stocks
Colombia	5,502	Valuations at last trade with foreign fair value adjustments
Russia	4,360	Valuations at last trade with foreign fair value adjustments and valuation of a similar asset in an active market

Total	$58,589

At June 30, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Country	Value (000S)	Reason
Common Stocks
Czech Republic	$608	Valuations at last trade price
Egypt	1,522	Valuations at last trade price

Total	$2,130

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,637,410

Gross tax appreciation of investments	$497,567
Gross tax depreciation of investments	(137,350)

Net tax appreciation of investments	$360,217

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7%
Australia - 5.8%
Australand Property Group	497,403	$2,082
BGP Holdings PLC*	6,535,576	—
BWP Trust	524,711	1,228
CFS Retail Property Trust Group	2,294,577	4,413
Charter Hall Retail REIT	340,456	1,246
Cromwell Property Group	1,593,586	1,465
Dexus Property Group	6,260,093	6,551
Federation Centres Ltd.	1,544,276	3,625
Goodman Group	1,860,664	8,866
GPT Group (The)	1,924,742	6,971
Investa Office Fund	649,017	2,082
Mirvac Group	3,977,464	6,698
Scentre Group*	5,670,566	17,112
Stockland	2,507,122	9,176
Westfield Corp.	2,103,495	14,190

		85,705

Austria - 0.6%
Atrium European Real Estate Ltd.*	184,951	1,105
BUWOG A.G.*	55,358	1,068
CA Immobilien Anlagen A.G.*	80,557	1,525
Conwert Immobilien Invest S.E.*	67,577	802
IMMOFINANZ A.G.*	1,033,432	3,652

		8,152

Belgium - 0.4%
Aedifica S.A.	9,759	668
Befimmo S.A.	17,766	1,354
Cofinimmo	18,322	2,282
Intervest Offices & Warehouses N.V.	7,469	226
Leasinvest Real Estate S.C.A.	2,608	292
Warehouses De Pauw S.C.A.	12,081	905
Wereldhave Belgium N.V.	2,167	290

		6,017

Brazil - 1.2%
Aliansce Shopping Centers S.A.	87,408	698
BR Malls Participacoes S.A.	464,623	3,953
BR Properties S.A.	210,683	1,269
Brookfield Incorporacoes S.A.*	279,779	184
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	299,728	1,883
Direcional Engenharia S.A.	90,130	471
Even Construtora e Incorporadora S.A.	215,975	640
Ez Tec Empreendimentos e Participacoes S.A.	54,940	584
Gafisa S.A.	480,700	729
General Shopping Brasil S.A.*	21,504	76
Helbor Empreendimentos S.A.	132,036	403
Iguatemi Empresa de Shopping Centers S.A.	65,872	661
JHSF Participacoes S.A.	123,216	213
MRV Engenharia e Participacoes S.A.	340,303	1,140
Multiplan Empreendimentos Imobiliarios S.A.*	83,521	1,951
PDG Realty S.A. Empreendimentos e Participacoes*	1,408,582	944
Rodobens Negocios Imobiliarios S.A.	28,773	140
Rossi Residencial S.A.*	306,531	240
Sao Carlos Empreendimentos e Participacoes S.A.	19,134	297
Sonae Sierra Brasil S.A.	28,815	225
Tecnisa S.A.	98,731	320

		17,021

Canada - 3.2%
Allied Properties Real Estate Investment Trust	75,598	2,504
Artis Real Estate Investment Trust	147,317	2,174
Boardwalk Real Estate Investment Trust	42,940	2,626
Calloway Real Estate Investment Trust	112,630	2,803
Canadian Apartment Properties REIT	118,931	2,548
Canadian Real Estate Investment Trust	75,167	3,240
Chartwell Retirement Residences	185,589	1,885
Cominar Real Estate Investment Trust	137,306	2,426
Crombie Real Estate Investment Trust	84,181	1,060
Dream Global Real Estate Investment Trust	104,525	962
Dream Office Real Estate Investment Trust	112,371	3,085
Extendicare, Inc.	94,378	651
First Capital Realty, Inc.	90,295	1,576
Granite Real Estate Investment Trust	50,417	1,866
H&R Real Estate Investment Trust	294,772	6,398
InnVest Real Estate Investment Trust	93,908	468
Killam Properties, Inc.	55,724	551
Morguard Real Estate Investment Trust	38,031	633
Northern Property Real Estate Investment Trust	35,351	951
Pure Industrial Real Estate Trust	200,520	861
RioCan Real Estate Investment Trust	327,917	8,393

		47,661

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Chile - 0.1%
Parque Arauco S.A.	544,249	$994

China - 1.4%
Agile Property Holdings Ltd.	1,379,979	973
Beijing Capital Land Ltd., Class H	1,138,000	364
Beijing North Star Co. Ltd., Class H	767,662	186
China Merchants Property Development Co. Ltd., Class B	236,112	327
China Vanke Co. Ltd., Class H*	1,416,241	2,514
Country Garden Holdings Co. Ltd.	4,720,233	1,876
Evergrande Real Estate Group Ltd.	6,398,000	2,485
Fantasia Holdings Group Co. Ltd.	1,849,500	215
Greenland Hong Kong Holdings Ltd.	346,000	151
Greentown China Holdings Ltd.	857,500	857
Guangzhou R&F Properties Co. Ltd., Class H	1,028,202	1,271
Kaisa Group Holdings Ltd.	2,072,600	615
KWG Property Holding Ltd.	1,276,500	731
Longfor Properties Co. Ltd.	1,458,500	1,799
Powerlong Real Estate Holdings Ltd.*	1,533,000	214
Redco Properties Group Ltd.(1) (2)	440,000	194
Renhe Commercial Holdings Co. Ltd.*	11,684,000	550
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	62,444	90
Shui On Land Ltd.	3,781,277	922
Sino-Ocean Land Holdings Ltd.	3,825,019	1,940
SOHO China Ltd.	1,633,256	1,288
Sunac China Holdings Ltd.	1,760,050	997
Wuzhou International Holdings Ltd.	1,302,000	260

		20,819

Egypt - 0.0%
Six of October Development & Investment*	71,164	322

Finland - 0.2%
Citycon OYJ	253,033	928
Sponda OYJ	256,135	1,366
Technopolis OYJ	104,213	631

		2,925

France - 3.3%
Affine S.A.	6,432	129
ANF Immobilier	8,069	257
Fonciere Des Regions	36,370	3,942
Gecina S.A.	19,813	2,889
ICADE	38,405	4,115
Klepierre	105,807	5,392
Mercialys S.A.	45,804	1,067
Societe de la Tour Eiffel	3,879	309
Unibail-Rodamco S.E.	105,816	30,751

		48,851

Germany - 1.5%
Alstria Office REIT-A.G.*	74,990	993
Deutsche Annington Immobilien S.E.	67,259	1,979
Deutsche Euroshop A.G.	49,416	2,442
Deutsche Wohnen A.G. (Bearer)	311,955	6,728
DIC Asset A.G.	37,422	410
GAGFAH S.A.*	234,915	4,277
Hamborner REIT A.G.	49,993	540
LEG Immobilien A.G.*	52,815	3,558
Prime Office A.G.*	72,017	336
TAG Immobilien A.G.	132,515	1,617

		22,880

Greece - 0.0%
Eurobank Properties Real Estate Investment Co.	26,282	311

Hong Kong - 8.1%
C C Land Holdings Ltd.	1,430,000	264
Champion REIT	2,561,846	1,190
China Overseas Land & Investment Ltd.	4,434,542	10,756
China Resources Land Ltd.	2,017,218	3,695
CIFI Holdings Group Co. Ltd.	1,908,880	352
CSI Properties Ltd.	5,900,000	213
Franshion Properties China Ltd.	4,050,000	1,067
Glorious Property Holdings Ltd.*	2,751,100	383
Hang Lung Properties Ltd.	2,425,452	7,481
Henderson Land Development Co. Ltd.	1,228,077	7,187
Hongkong Land Holdings Ltd.	1,276,618	8,516
Hopson Development Holdings Ltd.*	700,000	682
Hui Xian Real Estate Investment Trust	2,231,930	1,206
Hysan Development Co. Ltd.	677,045	3,173
K Wah International Holdings Ltd.	1,166,998	815
Kerry Properties Ltd.	694,599	2,431
Link REIT (The)	2,483,300	13,362
Mingfa Group International Co. Ltd.*	1,066,000	357
Minmetals Land Ltd.	1,400,000	152
New World China Land Ltd.	2,801,899	1,674
New World Development Co. Ltd.	5,456,125	6,216
Poly Property Group Co. Ltd.	2,012,000	839
Shanghai Industrial Urban Development Group Ltd.*	1,452,000	278

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Hong Kong - 8.1% continued
Shenzhen Investment Ltd.	2,397,635	$767
Shimao Property Holdings Ltd.	1,350,369	2,482
Sino Land Co. Ltd.	3,219,661	5,307
Sinolink Worldwide Holdings Ltd.*	2,186,000	178
Sun Hung Kai Properties Ltd.	1,676,425	22,998
Swire Properties Ltd.	1,269,600	3,711
Wharf Holdings Ltd.	1,646,317	11,861
Yuexiu Property Co. Ltd.	5,209,400	995

		120,588

India - 0.2%
DLF Ltd.	457,665	1,636
Oberoi Realty Ltd.	87,033	376
Prestige Estates Projects Ltd.	92,972	354
Unitech Ltd.*	1,505,361	846

		3,212

Indonesia - 0.5%
Agung Podomoro Land Tbk PT	8,106,696	192
Alam Sutera Realty Tbk PT	13,012,040	486
Bumi Serpong Damai PT	8,108,800	1,016
Ciputra Development Tbk PT	11,730,490	916
Ciputra Property Tbk PT	2,992,838	175
Ciputra Surya Tbk PT	876,600	155
Intiland Development Tbk PT	5,833,400	215
Kawasan Industri Jababeka Tbk PT	17,208,077	322
Lippo Karawaci Tbk PT	20,576,431	1,667
PakuwonJatiTbk PT	13,771,140	406
Summarecon Agung Tbk PT	11,955,000	1,146

		6,696

Israel - 0.1%
Azrieli Group	40,058	1,319

Italy - 0.1%
Beni Stabili S.p.A.	912,746	837
Immobiliare Grande Distribuzione	156,325	276

		1,113

Japan - 11.4%
Activia Properties, Inc.	241	2,120
Advance Residence Investment Corp.	1,379	3,486
Aeon Mall Co. Ltd.	108,966	2,874
Daiwa House Residential Investment Corp.	337	1,581
Frontier Real Estate Investment Corp.	510	2,776
GLP J-REIT	1,913	2,143
Hulic Co. Ltd.	320,840	4,243
Industrial & Infrastructure Fund Investment Corp.	164	1,469
Japan Excellent, Inc.	1,205	1,602
Japan Hotel REIT Investment Corp.	2,850	1,500
Japan Logistics Fund, Inc.	915	2,172
Japan Prime Realty Investment Corp.	856	3,072
Japan Real Estate Investment Corp.	1,282	7,471
Japan Retail Fund Investment Corp.	2,523	5,676
Kenedix Office Investment Corp.	365	1,986
Mitsubishi Estate Co. Ltd.	1,376,480	34,056
Mitsui Fudosan Co. Ltd.	920,562	31,130
Mori Hills REIT Investment Corp.	1,226	1,777
Mori Trust Sogo Reit, Inc.	1,090	1,839
Nippon Accommodations Fund, Inc.	476	1,804
Nippon Building Fund, Inc.	1,474	8,619
Nippon Prologis REIT, Inc.	1,414	3,299
Nomura Real Estate Holdings, Inc.	129,200	2,449
Nomura Real Estate Master Fund, Inc.	1,793	2,192
Nomura Real Estate Office Fund, Inc.	380	1,796
NTT Urban Development Corp.	120,000	1,355
Orix JREIT, Inc.	2,117	2,969
Premier Investment Corp.	230	915
Sumitomo Realty & Development Co. Ltd.	471,425	20,284
Tokyo Tatemono Co. Ltd.	446,201	4,136
Tokyu REIT, Inc.	1,012	1,411
Top REIT, Inc.	186	832
United Urban Investment Corp.	2,720	4,392

		169,426

Malaysia - 0.5%
Axis Real Estate Investment Trust	430,648	444
CapitaMalls Malaysia Trust	1,157,600	534
Eastern & Oriental Bhd.	800,000	685
Glomac Bhd.	381,200	123
IGB Corp. Bhd.	834,454	696
IGB Real Estate Investment Trust	1,797,000	683
IJM Land Bhd.	470,850	502
KLCC Property Holdings Bhd.	499,048	1,015
Mah Sing Group Bhd.	882,220	626
Malaysian Resources Corp. Bhd.	894,200	476
MKH Bhd.	185,760	224
Pavilion Real Estate Investment Trust	998,800	420
SP Setia Bhd. Group	890,819	852
Tropicana Corp. Bhd.	368,200	172
UOA Development Bhd.	460,500	297

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Malaysia - 0.5% continued
YTL Land & Development Bhd.*	340,300	$96

		7,845

Mexico - 0.8%
Asesor de Activos Prisma S.A.P.I. de C.V.	227,200	329
Concentradora Fibra Danhos S.A. de C.V.	218,500	589
Consorcio ARA S.A.B. de C.V.*	736,493	342
Corp. GEO S.A.B. de C.V., Series B*	549,034	—
Desarrolladora Homex S.A.B. de C.V.*	234,285	57
Fibra Uno Administracion S.A. de C.V.	2,440,900	8,559
Mexico Real Estate Management S.A. de C.V.*	659,800	1,367
Urbi Desarrollos Urbanos S.A.B. de C.V.*	776,726	1

		11,244

Netherlands - 0.7%
Corio N.V.	72,605	3,709
Eurocommercial Properties N.V. - CVA	45,397	2,238
Nieuwe Steen Investments N.V.	143,768	906
Vastned Retail N.V.	20,464	1,042
Wereldhave N.V.	23,785	2,211

		10,106

New Zealand - 0.1%
Kiwi Income Property Trust	1,112,564	1,135

Norway - 0.0%
Norwegian Property ASA*	578,582	712

Philippines - 0.7%
Ayala Land, Inc.	6,129,551	4,284
Filinvest Land, Inc.	10,826,989	404
Megaworld Corp.	11,210,101	1,156
Robinsons Land Corp.	1,816,975	982
SM Prime Holdings, Inc.	8,159,053	2,965
Vista Land & Lifescapes, Inc.	3,813,861	535

		10,326

Poland - 0.1%
Globe Trade Centre S.A.*	277,481	719

Russia - 0.1%
PIK Group*	312,128	729

Singapore - 3.4%
Ascendas India Trust	754,000	505
Ascendas Real Estate Investment Trust	2,130,753	3,931
CapitaCommercial Trust	2,113,014	2,882
CapitaLand Ltd.	2,755,915	7,073
CapitaMall Trust	2,806,715	4,447
CDL Hospitality Trusts	693,610	979
City Developments Ltd.	646,000	5,286
First Real Estate Investment Trust	519,510	493
Fortune Real Estate Investment Trust	1,369,920	1,197
Fortune Real Estate Investment Trust	57,000	50
Global Logistic Properties Ltd.	3,255,793	7,051
Keppel Land Ltd.	762,027	2,066
Keppel REIT Management Ltd.	1,577,720	1,620
Mapletree Commercial Trust	1,412,000	1,552
Mapletree Greater China Commercial Trust	1,926,000	1,336
Mapletree Industrial Trust	1,255,948	1,441
Mapletree Logistics Trust	1,579,374	1,476
Suntec Real Estate Investment Trust	2,583,291	3,749
UOL Group Ltd.	494,691	2,588
Wing Tai Holdings Ltd.	423,355	669
Yanlord Land Group Ltd.	731,000	654

		51,045

South Africa - 1.2%
Acucap Properties Ltd.	107,114	444
Arrowhead Properties Ltd., Class A	319,878	229
Arrowhead Properties Ltd., Class B	319,929	227
Attacq Ltd.*	465,262	775
Capital Property Fund*	1,531,697	1,541
Emira Property Fund	470,676	650
Fountainhead Property Trust	501,152	364
Growthpoint Properties Ltd.	2,283,827	5,311
Hyprop Investments Ltd.	253,714	1,907
Redefine Properties Ltd.	3,267,671	2,944
Resilient Property Income Fund Ltd.	271,953	1,535
SA Corporate Real Estate Fund Nominees Pty. Ltd.	1,991,407	767
Vukile Property Fund Ltd.	563,425	902

		17,596

Spain - 0.1%
Inmobiliaria Colonial S.A.*	1,794,299	1,430

Sweden - 0.9%
Castellum AB	179,194	3,176
Dios Fastigheter AB	41,239	361
Fabege AB	144,930	2,050
Fastighets AB Balder, Class B*	96,489	1,306
Hemfosa Fastigheter AB*	42,639	716
Hufvudstaden AB, Class A	118,768	1,666

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
Sweden - 0.9% continued
Klovern AB	82,866	$422
Kungsleden AB	150,979	1,135
Wallenstam AB, Class B	107,325	1,785
Wihlborgs Fastigheter AB	72,993	1,398

		14,015

Switzerland - 0.8%
Allreal Holding A.G. (Registered)*	10,486	1,490
Mobimo Holding A.G. (Registered)*	6,760	1,432
PSP Swiss Property A.G. (Registered)*	43,061	4,053
Swiss Prime Site A.G. (Registered)*	59,584	4,940

		11,915

Taiwan - 0.0%
Hung Poo Real Estate Development Corp.	221,585	183

Thailand - 0.5%
Amata Corp. PCL (Registered)	141,686	74
Amata Corp. PCL NVDR	436,771	227
AP Thailand PCL (Registered)	401,278	77
AP Thailand PCL NVDR	525,104	101
Central Pattana PCL (Registered)	825,726	1,247
Central Pattana PCL NVDR	628,398	949
CPN Retail Growth Leasehold Property Fund	1,759,406	900
Land and Houses PCL (Registered)	2,094,184	637
Land and Houses PCL NVDR	1,219,600	370
LPN Development PCL (Registered)	8,475	5
LPN Development PCL NVDR	622,701	390
Property Perfect PCL (Registered)*	2,765,102	116
Property Perfect PCL NVDR*	2,995,695	125
Pruksa Real Estate PCL NVDR	731,700	660
Quality Houses PCL NVDR	4,060,000	443
Sansiri PCL NVDR	3,916,200	244
SC Asset Corp. PCL (Registered)	664,875	70
SC Asset Corp. PCL NVDR	763,488	80
Siam Future Development PCL NVDR	921,912	158
Supalai PCL (Registered)	224,356	151
Supalai PCL NVDR	439,800	297
TICON Industrial Connection PCL NVDR	593,805	318
WHA Corp. PCL NVDR	277,410	280

		7,919

Turkey - 0.2%
Dogus Gayrimenkul Yatirim Ortakligi A.S.*	49,263	112
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,094,742	2,626
Is Gayrimenkul Yatirim Ortakligi A.S.	336,804	207
Sinpas Gayrimenkul Yatirim Ortakligi A.S.*	258,537	102

		3,047

United Arab Emirates - 0.8%
Aldar Properties PJSC	3,413,989	2,885
Emaar Properties PJSC	3,816,091	8,741
RAK Properties PJSC	1,079,088	244

		11,870

United Kingdom - 5.2%
Big Yellow Group PLC	142,253	1,208
British Land Co. PLC	1,100,338	13,218
Capital & Counties Properties PLC	791,684	4,414
Daejan Holdings PLC	5,401	440
Derwent London PLC	100,472	4,601
Development Securities PLC	135,497	497
Grainger PLC	440,220	1,584
Great Portland Estates PLC	371,262	4,106
Hammerson PLC	768,228	7,619
Hansteen Holdings PLC	744,134	1,309
Helical Bar PLC	109,531	656
Intu Properties PLC	961,837	5,122
Land Securities Group PLC	855,769	15,156
Londonmetric Property PLC	645,172	1,494
Primary Health Properties PLC	117,956	693
Quintain Estates & Development PLC*	537,850	815
Redefine International PLC	950,700	872
Safestore Holdings PLC	228,678	854
Segro PLC	802,808	4,743
Shaftesbury PLC	302,013	3,391
St. Modwen Properties PLC	192,240	1,182
UNITE Group (The) PLC	219,287	1,477
Workspace Group PLC	115,447	1,126

		76,577

United States - 43.5%
Acadia Realty Trust	62,457	1,754
Agree Realty Corp.	15,693	474
Alexander’s, Inc.	2,257	834
Alexandria Real Estate Equities, Inc.	77,483	6,016
American Assets Trust, Inc.	38,416	1,327
American Campus Communities, Inc.	113,632	4,345
American Homes 4 Rent, Class A	144,200	2,561
American Realty Capital Healthcare Trust, Inc.	184,100	2,005

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
United States - 43.5% continued
American Realty Capital Properties, Inc.	989,621	$12,400
Apartment Investment & Management Co., Class A	157,871	5,095
Ashford Hospitality Trust, Inc.	75,951	876
Associated Estates Realty Corp.	63,481	1,144
AvalonBay Communities, Inc.	140,959	20,043
Aviv REIT, Inc.	27,700	780
BioMed Realty Trust, Inc.	207,982	4,540
Boston Properties, Inc.	165,131	19,515
Brandywine Realty Trust	169,247	2,640
Brixmor Property Group, Inc.	45,500	1,044
Camden Property Trust	92,277	6,566
Campus Crest Communities, Inc.	71,414	618
CBL & Associates Properties, Inc.	184,423	3,504
Cedar Realty Trust, Inc.	87,518	547
Chambers Street Properties	255,200	2,052
Chesapeake Lodging Trust	53,231	1,609
CommonWealth REIT	128,352	3,378
CommonWealth REIT(3)	75,000	—
Corporate Office Properties Trust	88,773	2,469
Cousins Properties, Inc.	200,945	2,502
CubeSmart	157,072	2,878
DCT Industrial Trust, Inc.	356,264	2,925
DDR Corp.	331,176	5,839
DiamondRock Hospitality Co.	214,242	2,747
Digital Realty Trust, Inc.	147,255	8,588
Douglas Emmett, Inc.	143,622	4,053
Duke Realty Corp.	358,770	6,515
DuPont Fabros Technology, Inc.	70,829	1,910
EastGroup Properties, Inc.	34,097	2,190
Education Realty Trust, Inc.	126,738	1,361
Empire State Realty Trust, Inc., Class A	83,365	1,376
EPR Properties	57,349	3,204
Equity Lifestyle Properties, Inc.	81,602	3,604
Equity One, Inc.	65,255	1,539
Equity Residential	388,071	24,448
Essex Property Trust, Inc.	67,688	12,516
Excel Trust, Inc.	50,511	673
Extra Space Storage, Inc.	118,255	6,297
Federal Realty Investment Trust	72,659	8,786
FelCor Lodging Trust, Inc.	133,004	1,398
First Industrial Realty Trust, Inc.	118,492	2,232
First Potomac Realty Trust	64,370	845
Forest City Enterprises, Inc., Class A*	161,318	3,205
Franklin Street Properties Corp.	97,218	1,223
General Growth Properties, Inc.	548,386	12,920
Getty Realty Corp.	27,589	526
Glimcher Realty Trust	155,681	1,686
Government Properties Income Trust	60,143	1,527
HCP, Inc.	498,333	20,621
Health Care REIT, Inc.	334,234	20,946
Healthcare Realty Trust, Inc.	103,602	2,634
Healthcare Trust of America, Inc., Class A	257,100	3,095
Hersha Hospitality Trust	190,069	1,275
Highwoods Properties, Inc.	97,106	4,074
Home Properties, Inc.	61,613	3,941
Hospitality Properties Trust	162,499	4,940
Host Hotels & Resorts, Inc.	822,963	18,113
Hudson Pacific Properties, Inc.	60,637	1,537
Inland Real Estate Corp.	94,339	1,003
Investors Real Estate Trust	117,878	1,086
Kilroy Realty Corp.	89,217	5,556
Kimco Realty Corp.	441,738	10,151
Kite Realty Group Trust	143,077	879
LaSalle Hotel Properties	112,538	3,971
Lexington Realty Trust	246,315	2,712
Liberty Property Trust	160,736	6,097
LTC Properties, Inc.	37,087	1,448
Macerich (The) Co.	152,957	10,210
Mack-Cali Realty Corp.	94,733	2,035
Medical Properties Trust, Inc.	187,578	2,484
Mid-America Apartment Communities, Inc.	80,820	5,904
National Health Investors, Inc.	31,334	1,960
National Retail Properties, Inc.	133,781	4,975
New York REIT, Inc.	177,800	1,966
Omega Healthcare Investors, Inc.	137,160	5,056
Parkway Properties, Inc.	77,703	1,605
Pebblebrook Hotel Trust	70,408	2,602
Pennsylvania Real Estate Investment Trust	72,388	1,362
Piedmont Office Realty Trust, Inc., Class A	167,053	3,164
Post Properties, Inc.	58,769	3,142
Prologis, Inc.	542,565	22,294
PS Business Parks, Inc.	21,498	1,795
Public Storage	155,500	26,645
Ramco-Gershenson Properties Trust	72,479	1,205
Realty Income Corp.	240,960	10,703
Regency Centers Corp.	99,476	5,539
Retail Opportunity Investments Corp.	97,103	1,527
Retail Properties of America, Inc., Class A	256,452	3,944

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.7% continued
United States - 43.5% continued
RLJ Lodging Trust	143,863	$4,156
Rouse Properties, Inc.	39,918	683
Sabra Health Care REIT, Inc.	52,100	1,496
Saul Centers, Inc.	14,405	700
Select Income REIT	40,400	1,197
Senior Housing Properties Trust	221,693	5,385
Silver Bay Realty Trust Corp.	40,570	662
Simon Property Group, Inc.	338,105	56,220
SL Green Realty Corp.	103,107	11,281
Sovran Self Storage, Inc.	35,781	2,764
Spirit Realty Capital, Inc.	416,520	4,732
STAG Industrial, Inc.	58,500	1,405
Strategic Hotels & Resorts, Inc.*	263,510	3,086
Sun Communities, Inc.	42,749	2,131
Sunstone Hotel Investors, Inc.	197,587	2,950
Tanger Factory Outlet Centers, Inc.	104,405	3,651
Taubman Centers, Inc.	69,156	5,243
TravelCenters of America LLC(3) *	50,000	—
UDR, Inc.	272,053	7,789
Universal Health Realty Income Trust	13,918	605
Urstadt Biddle Properties, Inc., Class A	25,639	535
Ventas, Inc.	320,431	20,540
Vornado Realty Trust	182,437	19,472
Washington Prime Group, Inc.*	171,152	3,207
Washington Real Estate Investment Trust	70,820	1,840
Weingarten Realty Investors	117,865	3,871
Winthrop Realty Trust	35,752	549
WP Carey, Inc.	91,402	5,886

		643,881

Total Common Stocks(4) (Cost $1,142,166)		1,446,306

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 0.0%
YTL Land & Development Bhd.,
3.00%, 10/31/21	$114	$15

Total Convertible Bonds(4) (Cost $18)		15

	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%
Finland - 0.0%
Citycon OYJ*	253,033	$—

Total Rights(4) (Cost $8)		—

INVESTMENT COMPANIES - 0.6%
F&C Commercial Property Trust Ltd.	542,726	1,114
F&C UK Real Estate Investment Ltd.	232,577	334
MedicX Fund Ltd.	379,346	541
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	5,655,315	5,655
Picton Property Income Ltd.	479,350	501
Schroder Real Estate Investment Trust Ltd.	514,472	460
Standard Life Investment Property Income Trust PLC	162,987	213
UK Commercial Property Trust Ltd.	440,748	615

Total Investment Companies(4) (Cost $8,692)		9,433

Total Investments - 98.3% (Cost $1,150,884)		1,455,754

Other Assets less Liabilities - 1.7%		24,615

NET ASSETS - 100.0%		$1,480,369

(1)	Restricted security that has been deemed illiquid. At June 30, 2014, the value of this restricted illiquid security amounted to approximately $194,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Redco Properties Group Ltd.	6/20/14	$1,511

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $4,230,000 with net purchases of approximately $1,425,000 during the three months ended June 30, 2014.

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Citibank London	United States Dollar	1,196	Australian Dollar	1,282	9/17/14	$6
Citibank London	United States Dollar	383	British Pound	226	9/17/14	4
Citibank London	United States Dollar	1,100	Euro	803	9/17/14	—	*
Citibank London	United States Dollar	275	Hong Kong Dollar	2,133	9/17/14	—	*
Citibank London	United States Dollar	340	Japanese Yen	34,670	9/17/14	2

Total						$12

*	Amount rounds to less than one thousand.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P MidCap 400 (United States Dollar)	102	$14,579	Long	9/14	$311
Euro Stoxx 50 (Euro)	54	2,390	Long	9/14	(22)
Hang Seng Index (Hong Kong Dollar)	22	3,279	Long	7/14	2
SPI 200 Index (Australian Dollar)	42	5,301	Long	9/14	(7)
Topix Index (Japanese Yen)	4	$498	Long	9/14	8
Yen Denominated Nikkei 225 (Japanese Yen)	48	3,593	Long	9/14	7

Total					$299

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activity	13.1%
Diversified REITs	15.1
Health Care REITs	6.4
Office REITs	10.0
Real Estate Development	5.5
Real Estate Operating Companies	8.2
Residential REITs	8.3
Retail REITs	21.5
Other Industries less than 5%	11.9

Total	100.0%

At June 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	45.1%
Japanese Yen	11.7
Honk Kong Dollar	9.2
Euro	7.0
Australian Dollar	5.9
British Pound	5.5
All other currencies less than 5%	15.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Australia	$17,112	$68,593		$—	*	$85,705
Belgium	668	5,349		—		6,017
Brazil	17,021	—		—		17,021
Canada	47,661	—		—		47,661
Chile	994	—		—		994
China	2,604	18,215		—		20,819
Egypt	322	—		—		322
Mexico	11,186	—		58		11,244
Netherlands	1,042	9,064		—		10,106
Russia	—	729		—		729
South Africa	1,541	16,055		—		17,596
United States	643,881	—		—		643,881
All Other Countries	—	584,211	(1)	—		584,211
Convertible Bonds	—	—		15		15
Rights	—	—	*	—		—	*
Investment Companies	5,655	3,778		—		9,433

Total Investments	$749,687	$705,994		$73		$1,455,754

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$328	$—		$—		$328
Forward Foreign Currency Exchange Contracts	—	12		—		12
Liabilities
Futures Contracts	(29)	—		—		(29)
Forward Foreign Currency Exchange Contracts	—	—	*	—		—	*

Total Other Financial Instruments	$299	$12		$—		$311

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, the Fund had transfers from Level 1 to Level 2 as described below:

Transfers from Level 1 to Level 2

Country	Value (000S)	Reason
Common Stocks
Russia	$729	Valuations at last trade with foreign fair value adjustments

At June 30, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Industry	Value (000S)	Reason
Common Stocks
Belgium	$668	Valuations at last trade price
China	91	Valuations at last trade price
Egypt	322	Valuations at last trade price
Netherlands	1,042	Valuations at last trade price

Total	$2,123

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,237,641

Gross tax appreciation of investments	$254,350
Gross tax depreciation of investments	(36,237)

Net tax appreciation of investments	$218,113

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	JUNE 30, 2014 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/14 (000S)
Common Stocks
Mexico	$1	$—	$—	$—	$—	$—	$57	$—	$58	$—
Convertible Bonds
Malaysia	—	—	—	—	—	—	15	—	15	—

Total	$1	$—	$—	$—	$—	$—	$72	$—	$73	$—

The Fund valued the securities included in the balance as of 6/30/14 above using prices provided by the Asset Management PVC and an evaluated price provided by a third party provider.

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.6%
Australia - 3.8%
AGL Energy Ltd.	6,488	$95
Amcor Ltd.	13,931	137
AMP Ltd.	33,584	168
APA Group	9,169	60
Asciano Ltd.	10,806	57
Australia & New Zealand Banking Group Ltd.	30,634	964
Bendigo and Adelaide Bank Ltd.	4,880	56
Boral Ltd.	8,582	43
Brambles Ltd.	17,607	153
Caltex Australia Ltd.	1,329	27
CFS Retail Property Trust Group	25,012	48
Coca-Cola Amatil Ltd.	6,315	56
Commonwealth Bank of Australia	18,009	1,374
Dexus Property Group	64,862	68
Fortescue Metals Group Ltd.	18,090	74
Goodman Group	18,638	89
GPT Group (The)	19,686	71
Insurance Australia Group Ltd.	26,168	144
Lend Lease Group	6,036	75
Metcash Ltd.	10,365	26
Mirvac Group	42,908	72
National Australia Bank Ltd.	26,250	812
Newcrest Mining Ltd.*	8,920	90
Orica Ltd.	4,286	79
QBE Insurance Group Ltd.	13,729	141
Ramsay Health Care Ltd.	1,447	62
Stockland	25,065	92
Sydney Airport	11,660	46
Toll Holdings Ltd.	7,715	37
Transurban Group	20,158	140
Wesfarmers Ltd.	12,684	501
Westpac Banking Corp.	34,724	1,110
Woodside Petroleum Ltd.	7,173	278
WorleyParsons Ltd.	2,479	41

		7,286

Austria - 0.0%
OMV A.G.	1,612	73

Belgium - 0.2%
Belgacom S.A.	1,644	55
Colruyt S.A.	837	42
Delhaize Group S.A.	1,120	76
KBC Groep N.V.*	2,833	154
Umicore S.A.	1,245	58

		385

Canada - 5.1%
Agnico Eagle Mines Ltd.	2,079	80
Agrium, Inc.	1,665	152
AltaGas Ltd.	1,300	60
ARC Resources Ltd.	3,662	111
Atco Ltd., Class I	800	39
Bank of Montreal	7,189	529
Bank of Nova Scotia	13,538	903
Canadian Imperial Bank of Commerce	4,434	403
Canadian National Railway Co.	9,250	602
Canadian Tire Corp. Ltd., Class A	895	86
Canadian Utilities Ltd., Class A	1,392	52
Cenovus Energy, Inc.	8,532	277
CGI Group, Inc., Class A*	2,427	86
Crescent Point Energy Corp.	4,466	198
Empire Co. Ltd., Class A	600	41
Enbridge, Inc.	9,350	444
Encana Corp.	8,429	200
Enerplus Corp.	2,206	56
Franco-Nevada Corp.	1,610	92
Gildan Activewear, Inc.	1,356	80
Keyera Corp.	925	68
Kinross Gold Corp.*	12,443	52
Loblaw Cos. Ltd.	2,613	117
Magna International, Inc.	2,418	260
MEG Energy Corp.*	1,600	58
Metro, Inc.	974	60
Open Text Corp.	1,400	67
Pengrowth Energy Corp.	5,395	39
Penn West Petroleum Ltd.	5,535	54
Potash Corp. of Saskatchewan, Inc.	9,454	359
Rogers Communications, Inc., Class B	4,105	165
Royal Bank of Canada	16,109	1,152
Shaw Communications, Inc., Class B	4,400	113
Silver Wheaton Corp.	4,167	110
Suncor Energy, Inc.	16,486	703
Teck Resources Ltd., Class B	6,536	149
TELUS Corp.	2,400	89
Tim Hortons, Inc.	1,600	87
Toronto-Dominion Bank (The)	20,567	1,059
TransAlta Corp.	3,214	39

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Canada - 5.1% continued
Valeant Pharmaceuticals International, Inc.*	3,600	$455

		9,746

Denmark - 0.8%
Coloplast A/S, Class B	1,223	111
Novo Nordisk A/S, Class B	22,231	1,026
Novozymes A/S, Class B	2,570	129
Pandora A/S	1,144	88
TDC A/S	8,888	92
Tryg A/S	267	27
Vestas Wind Systems A/S*	2,500	126

		1,599

Finland - 0.1%
Neste Oil OYJ	1,553	30
Orion OYJ, Class B	1,193	44
Stora Enso OYJ (Registered)	6,446	63
UPM-Kymmene OYJ	6,068	104

		241

France - 3.1%
Accor S.A.	1,849	96
Aeroports de Paris	354	47
Air Liquide S.A.	3,809	514
AtoS	829	69
AXA S.A.	20,500	489
Bouygues S.A.	2,222	93
Bureau Veritas S.A.	2,379	66
Cap Gemini S.A.	1,634	117
Carrefour S.A.	6,792	250
Casino Guichard Perrachon S.A.	609	81
Christian Dior S.A.	630	125
Cie de St-Gobain	4,948	279
CNP Assurances	1,914	40
Danone S.A.	6,329	470
Eurazeo S.A.	333	28
Gecina S.A.	255	37
ICADE	431	46
Imerys S.A.	353	30
JCDecaux S.A.	772	29
Kering	857	188
Lafarge S.A.	2,089	181
Lagardere S.C.A.	1,248	41
Legrand S.A.	2,959	181
L’Oreal S.A.	2,674	461
Natixis	9,964	64
Renault S.A.	2,207	200
Rexel S.A.	3,164	74
Schneider Electric S.E.	5,811	548
SES S.A.	3,460	131
Societe BIC S.A.	324	44
Suez Environnement Co.	2,995	57
Technip S.A.	1,161	127
Unibail-Rodamco S.E.	1,096	318
Vallourec S.A.	1,206	54
Vinci S.A.	5,303	396
Wendel S.A.	341	49

		6,020

Germany - 3.1%
adidas A.G.	2,398	243
Allianz S.E. (Registered)	5,100	850
BASF S.E.	10,260	1,195
Bayerische Motoren Werke A.G.	3,663	465
Beiersdorf A.G.	1,167	113
Deutsche Boerse A.G.	2,157	167
Deutsche Lufthansa A.G. (Registered)	2,542	54
Deutsche Post A.G. (Registered)	10,786	390
Fraport A.G. Frankfurt Airport Services Worldwide	422	30
GEA Group A.G.	2,124	101
HeidelbergCement A.G.	1,600	136
Henkel A.G. & Co. KGaA	1,282	129
Hochtief A.G.	179	15
K+S A.G. (Registered)	2,005	66
Linde A.G.	2,053	437
MAN S.E.	379	47
Merck KGaA	1,460	127
Metro A.G.*	1,875	82
Muenchener Rueckversicherungs A.G. (Registered)	1,986	440
ProSiebenSat. 1 Media A.G. (Registered)	2,500	111
SAP A.G.	10,275	794
Telefonica Deutschland Holding A.G.*	2,912	24

		6,016

Hong Kong - 0.6%
CLP Holdings Ltd.	21,806	179
Hang Seng Bank Ltd.	8,678	142
Hong Kong & China Gas Co. Ltd.	72,101	158
Hong Kong Exchanges and Clearing Ltd.	12,368	231

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.6% continued
Hong Kong - 0.6% continued
Li & Fung Ltd.	66,000	$98
Michael Kors Holdings Ltd.*	2,148	190
MTR Corp. Ltd.	16,791	65
Swire Pacific Ltd., Class A	6,500	80
Swire Properties Ltd.	12,478	36
Yue Yuen Industrial Holdings Ltd.	7,500	25

		1,204

Ireland - 0.4%
CRH PLC	8,274	213
Endo International PLC*	1,562	109
Kerry Group PLC, Class A	1,675	126
Seagate Technology PLC	3,642	207

		655

Israel - 0.0%
Delek Group Ltd.	44	18

Italy - 0.7%
Assicurazioni Generali S.p.A.	13,152	288
Atlantia S.p.A.	4,808	137
Enel Green Power S.p.A.	19,140	54
Exor S.p.A.	1,087	45
Intesa Sanpaolo S.p.A.	128,361	396
Pirelli & C. S.p.A.	2,656	43
Snam S.p.A.	22,898	138
Tenaris S.A.	5,389	127
Terna Rete Elettrica Nazionale S.p.A.	16,494	87

		1,315

Japan - 8.8%
Aeon Co. Ltd.	7,300	90
AEON Financial Service Co. Ltd.	1,190	31
Aeon Mall Co. Ltd.	1,180	31
Air Water, Inc.	2,000	32
Aisin Seiki Co. Ltd.	2,100	84
Ajinomoto Co., Inc.	6,000	94
Alfresa Holdings Corp.	400	26
Amada Co. Ltd.	4,000	41
ANA Holdings, Inc.	14,000	33
Asahi Glass Co. Ltd.	11,000	65
Asahi Kasei Corp.	14,000	107
Asics Corp.	1,800	42
Astellas Pharma, Inc.	23,800	313
Benesse Holdings, Inc.	600	26
Canon, Inc.	12,600	412
Casio Computer Co. Ltd.	2,300	33
Central Japan Railway Co.	1,600	228
Chiyoda Corp.	2,000	24
Chugai Pharmaceutical Co. Ltd.	2,410	68
Citizen Holdings Co. Ltd.	2,600	20
Dai Nippon Printing Co. Ltd.	6,000	63
Daicel Corp.	3,000	29
Daido Steel Co. Ltd.	3,000	15
Daikin Industries Ltd.	2,700	171
Daiwa House Industry Co. Ltd.	6,000	125
Denso Corp.	5,500	263
Dentsu, Inc.	2,500	102
East Japan Railway Co.	3,800	300
Eisai Co. Ltd.	2,905	122
FamilyMart Co. Ltd.	600	26
Fast Retailing Co. Ltd.	600	198
Fuji Heavy Industries Ltd.	6,608	183
Fujitsu Ltd.*	20,000	150
Hino Motors Ltd.	3,100	43
Hitachi Chemical Co. Ltd.	1,017	17
Hitachi Construction Machinery Co. Ltd.	1,300	26
Hitachi High-Technologies Corp.	543	13
Hitachi Metals Ltd.	2,000	30
Honda Motor Co. Ltd.	18,200	637
Ibiden Co. Ltd.	1,200	24
Inpex Corp.	10,000	152
Isetan Mitsukoshi Holdings Ltd.	3,800	50
Itochu Techno-Solutions Corp.	300	13
Japan Airlines Co. Ltd.	700	39
JFE Holdings, Inc.	5,600	116
JSR Corp.	2,100	36
JTEKT Corp.	2,200	37
Kajima Corp.	10,000	44
Kaneka Corp.	3,000	19
Kansai Paint Co. Ltd.	3,000	50
Kao Corp.	5,900	232
Kawasaki Heavy Industries Ltd.	17,000	65
KDDI Corp.	6,500	397
Keio Corp.	6,000	47
Keyence Corp.	500	219
Kikkoman Corp.	1,000	21
Kobe Steel Ltd.	33,551	50
Komatsu Ltd.	10,500	244
Konica Minolta, Inc.	5,000	49
Kubota Corp.	13,000	185

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.6% continued
Japan - 8.8% continued
Kuraray Co. Ltd.	3,800	$48
Kurita Water Industries Ltd.	1,100	26
Kyocera Corp.	3,500	166
Kyowa Hakko Kirin Co. Ltd.	3,000	41
Lawson, Inc.	700	53
Makita Corp.	1,200	74
Marui Group Co. Ltd.	2,200	21
Mazda Motor Corp.	31,000	146
McDonald’s Holdings Co. Japan Ltd.	700	20
Miraca Holdings, Inc.	600	29
Mitsubishi Corp.	15,400	321
Mitsubishi Electric Corp.	22,000	272
Mitsubishi Materials Corp.	12,000	42
Mitsubishi Motors Corp.	7,391	82
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,830	34
Mitsui Chemicals, Inc.	8,000	22
Mitsui Fudosan Co. Ltd.	10,000	338
Mitsui OSK Lines Ltd.	13,000	48
Mizuho Financial Group, Inc.	255,373	525
Murata Manufacturing Co. Ltd.	2,315	217
Nabtesco Corp.	1,200	27
NEC Corp.	29,000	93
NGK Insulators Ltd.	3,000	68
NGK Spark Plug Co. Ltd.	2,000	56
Nikon Corp.	4,000	63
Nippon Paint Co. Ltd.	2,000	42
Nippon Steel & Sumitomo Metal Corp.	87,520	280
Nippon Telegraph & Telephone Corp.	4,200	262
Nippon Yusen K.K.	18,000	52
Nissan Motor Co. Ltd.	28,500	271
Nissin Foods Holdings Co. Ltd.	600	31
Nitto Denko Corp.	1,600	75
NKSJ Holdings, Inc.	3,800	103
Nomura Research Institute Ltd.	1,066	34
NSK Ltd.	5,000	65
NTT Data Corp.	1,400	54
NTT DOCOMO, Inc.	17,200	294
Obayashi Corp.	7,000	50
Omron Corp.	2,400	101
Oriental Land Co. Ltd.	600	103
Osaka Gas Co. Ltd.	22,000	93
Panasonic Corp.	25,300	309
Resona Holdings, Inc.	25,200	147
Ricoh Co. Ltd.	7,900	94
Rinnai Corp.	400	39
Santen Pharmaceutical Co. Ltd.	800	45
Secom Co. Ltd.	2,400	147
Sekisui Chemical Co. Ltd.	5,000	58
Sekisui House Ltd.	6,300	87
Seven & I Holdings Co. Ltd.	8,500	359
Sharp Corp.*	17,000	54
Shimadzu Corp.	3,000	28
Shimizu Corp.	6,000	43
Shin-Etsu Chemical Co. Ltd.	4,700	286
Showa Shell Sekiyu K.K.	1,900	22
SoftBank Corp.	10,700	796
Sony Corp.	11,600	194
Stanley Electric Co. Ltd.	1,633	43
Sumitomo Chemical Co. Ltd.	16,000	61
Sumitomo Dainippon Pharma Co. Ltd.	1,935	22
Sumitomo Electric Industries Ltd.	8,600	121
Sumitomo Heavy Industries Ltd.	6,000	29
Sumitomo Metal Mining Co. Ltd.	6,000	98
Sumitomo Mitsui Financial Group, Inc.	14,200	596
Sumitomo Rubber Industries Ltd.	1,700	25
Suntory Beverage & Food Ltd.	1,600	63
Suzuken Co. Ltd.	853	32
Suzuki Motor Corp.	4,171	131
Sysmex Corp.	1,542	58
T&D Holdings, Inc.	6,400	87
Taiyo Nippon Sanso Corp.	3,000	27
Takashimaya Co. Ltd.	3,000	29
Takeda Pharmaceutical Co. Ltd.	8,900	413
TDK Corp.	1,500	70
Teijin Ltd.	9,000	23
Toho Co. Ltd.	1,100	26
Toho Gas Co. Ltd.	4,000	22
Tokyo Electron Ltd.	2,000	136
Tokyo Gas Co. Ltd.	27,000	158
Tokyu Corp.	13,000	92
Toppan Printing Co. Ltd.	6,000	46
Toray Industries, Inc.	17,000	112
TOTO Ltd.	3,000	40
Toyo Seikan Group Holdings Ltd.	1,600	25
Toyo Suisan Kaisha Ltd.	1,000	31
Toyoda Gosei Co. Ltd.	700	15
Toyota Industries Corp.	1,900	98
Toyota Tsusho Corp.	2,300	66

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.6% continued
Japan - 8.8% continued
USS Co. Ltd.	2,500	$43
Yakult Honsha Co. Ltd.	1,000	51
Yamada Denki Co. Ltd.	10,460	37
Yamaha Corp.	1,500	24
Yamaha Motor Co. Ltd.	3,100	53
Yaskawa Electric Corp.	3,000	36
Yokogawa Electric Corp.	2,600	33

		16,924

Netherlands - 1.9%
Aegon N.V.	20,511	179
Akzo Nobel N.V.	2,809	211
ASML Holding N.V.	4,018	374
Core Laboratories N.V.	500	84
Corio N.V.	733	37
Delta Lloyd N.V.	2,104	53
Fugro N.V. - CVA	791	45
Gemalto N.V.	868	90
ING Groep N.V. - CVA*	42,706	599
Koninklijke Ahold N.V.	10,505	197
Koninklijke DSM N.V.	1,994	145
Koninklijke KPN N.V.*	36,449	133
Koninklijke Philips N.V.	10,729	340
Koninklijke Vopak N.V.	776	38
Reed Elsevier N.V.	12,568	288
Unilever N.V. - CVA	18,170	795
Wolters Kluwer N.V.	3,506	104

		3,712

New Zealand - 0.1%
Auckland International Airport Ltd.	11,412	39
Fletcher Building Ltd.	7,599	59
Ryman Healthcare Ltd.	3,934	29

		127

Norway - 0.5%
Aker Solutions ASA	1,622	28
DNB ASA	11,236	205
Norsk Hydro ASA	14,855	80
Orkla ASA	8,940	80
Statoil ASA	12,297	379
Telenor ASA	8,412	191

		963

Portugal - 0.2%
Banco Espirito Santo S.A. (Registered)*	29,034	24
EDP - Energias de Portugal S.A.	26,186	131
Galp Energia SGPS S.A.	4,650	85
Jeronimo Martins SGPS S.A.	2,778	46

		286

Singapore - 0.3%
Ascendas Real Estate Investment Trust	24,000	44
CapitaLand Ltd.	30,000	77
CapitaMall Trust	27,000	43
City Developments Ltd.	5,000	41
Jardine Cycle & Carriage Ltd.	1,000	35
Keppel Corp. Ltd.	16,000	138
Keppel Land Ltd.	7,000	19
Singapore Airlines Ltd.	6,000	50
Singapore Press Holdings Ltd.	19,000	64

		511

Spain - 1.4%
Abertis Infraestructuras S.A.	4,633	107
Amadeus IT Holding S.A., Class A	4,312	178
Banco Bilbao Vizcaya Argentaria S.A.	65,816	838
CaixaBank S.A.	20,069	124
Distribuidora Internacional de Alimentacion S.A.	6,891	63
Enagas S.A.	2,217	71
Ferrovial S.A.	4,680	104
Iberdrola S.A.	57,008	436
Inditex S.A.	2,393	369
Red Electrica Corp. S.A.	1,179	108
Repsol S.A.	9,436	249

		2,647

Sweden - 1.8%
Alfa Laval AB	3,427	88
Assa Abloy AB, Class B	3,776	192
Atlas Copco AB, Class A	7,709	222
Atlas Copco AB, Class B	4,456	119
Autoliv, Inc.	1,113	119
Boliden AB	2,834	41
Electrolux AB, Series B	2,800	71
Hennes & Mauritz AB, Class B	10,507	459
Industrivarden AB, Class C	1,504	30
Investment AB Kinnevik, Class B	2,571	109
Millicom International Cellular S.A. SDR	720	66
Nordea Bank AB	33,684	475
Sandvik AB	12,086	165
Skandinaviska Enskilda Banken AB, Class A	17,432	233

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.6% continued
Sweden - 1.8% continued
Skanska AB, Class B	4,355	$99
SKF AB, Class B	4,519	115
Svenska Cellulosa AB S.C.A., Class B	6,749	176
Swedbank AB, Class A	10,199	270
Tele2 AB, Class B	3,419	40
TeliaSonera AB	26,921	197
Volvo AB, Class B	17,487	241

		3,527

Switzerland - 4.2%
ACE Ltd.	3,738	388
Actelion Ltd. (Registered)*	1,157	146
Aryzta A.G.*	952	90
Coca-Cola HBC A.G. - CDI*	2,191	50
Geberit A.G. (Registered)	436	153
Givaudan S.A. (Registered)*	105	175
Holcim Ltd. (Registered)*	2,627	231
Kuehne + Nagel International A.G. (Registered)	590	79
Lindt & Spruengli A.G. (Registered)	1	62
Lindt & Spruengli A.G. (Participation Certificate)	9	46
Lonza Group A.G. (Registered)*	572	62
Novartis A.G. (Registered)	25,710	2,329
Roche Holding A.G. (Genusschein)	7,853	2,343
SGS S.A. (Registered)	62	149
STMicroelectronics N.V.	7,391	66
Sulzer A.G. (Registered)	286	40
Swiss Re A.G.*	3,958	352
Swisscom A.G. (Registered)	264	153
Tyco International Ltd.	4,996	228
Weatherford International PLC*	8,700	200
Wolseley PLC	2,978	163
Zurich Insurance Group A.G.*	1,660	501

		8,006

United Kingdom - 8.7%
3i Group PLC	10,418	72
Aberdeen Asset Management PLC	9,298	72
Aggreko PLC	2,784	79
AMEC PLC	3,220	67
Associated British Foods PLC	4,098	215
Aviva PLC	33,227	291
BG Group PLC	38,111	806
British Land Co. PLC	10,968	132
BT Group PLC	88,122	580
Bunzl PLC	3,821	106
Capita PLC	7,493	147
Centrica PLC	57,375	307
CNH Industrial N.V.	10,777	111
Croda International PLC	1,475	56
Delphi Automotive PLC	3,354	231
easyJet PLC	1,749	41
Ensco PLC, Class A	2,700	150
GKN PLC	18,720	116
GlaxoSmithKline PLC	54,376	1,453
Hammerson PLC	8,319	82
HSBC Holdings PLC	210,809	2,140
InterContinental Hotels Group PLC	2,818	117
Intertek Group PLC	1,765	83
Intu Properties PLC	10,236	54
Investec PLC	6,523	60
ITV PLC	43,031	131
J Sainsbury PLC	14,421	78
Johnson Matthey PLC	2,368	126
Kingfisher PLC	27,280	167
Land Securities Group PLC	8,992	159
Legal & General Group PLC	67,866	262
Liberty Global PLC, Class A*	2,606	115
Liberty Global PLC, Class C*	5,937	251
London Stock Exchange Group PLC	1,905	65
Marks & Spencer Group PLC	18,088	131
Meggitt PLC	8,616	74
National Grid PLC	41,526	597
Next PLC	1,752	194
Noble Corp. PLC	2,900	97
Old Mutual PLC	55,440	187
Pearson PLC	9,143	180
Pentair PLC	2,292	165
Petrofac Ltd.	2,812	58
Prudential PLC	28,614	656
Reckitt Benckiser Group PLC	7,215	629
Reed Elsevier PLC	6,516	105
Rexam PLC	7,727	71
RSA Insurance Group PLC	11,763	96
Schroders PLC	1,460	63
Segro PLC	8,179	48
Smiths Group PLC	4,580	102
Sports Direct International PLC*	2,928	35
SSE PLC	10,892	292

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.6% continued
United Kingdom - 8.7% continued
Standard Chartered PLC	27,033	$552
Standard Life PLC	26,940	172
Subsea 7 S.A.	2,821	53
Tate & Lyle PLC	5,144	60
Tesco PLC	89,648	435
Travis Perkins PLC	2,666	75
Tullow Oil PLC	10,217	149
Unilever PLC	14,307	649
United Utilities Group PLC	7,496	113
Vodafone Group PLC	295,934	989
Whitbread PLC	2,086	157
William Hill PLC	9,456	53
Willis Group Holdings PLC	1,967	85
WM Morrison Supermarkets PLC	21,434	67
WPP PLC	14,732	321

		16,632

United States - 51.8%
3M Co.	7,030	1,007
Abbott Laboratories	17,201	704
Accenture PLC, Class A	7,070	572
Adobe Systems, Inc.*	5,389	390
Aetna, Inc.	4,009	325
Aflac, Inc.	5,060	315
AGCO Corp.	961	54
Agilent Technologies, Inc.	3,800	218
Air Products & Chemicals, Inc.	2,419	311
Albemarle Corp.	900	64
Alexion Pharmaceuticals, Inc.*	2,231	349
Alliant Energy Corp.	1,208	74
American Express Co.	10,678	1,013
American Tower Corp.	4,349	391
American Water Works Co., Inc.	2,070	102
Ameriprise Financial, Inc.	2,119	254
AmerisourceBergen Corp.	2,600	189
AMETEK, Inc.	2,750	144
Amgen, Inc.	8,429	998
Analog Devices, Inc.	3,505	190
Annaly Capital Management, Inc.	10,800	123
ANSYS, Inc.*	1,010	77
Apache Corp.	4,386	441
Applied Materials, Inc.	13,591	306
Autodesk, Inc.*	2,600	147
AutoZone, Inc.*	383	205
AvalonBay Communities, Inc.	1,400	199
Avery Dennison Corp.	1,138	58
Avon Products, Inc.	5,067	74
Axis Capital Holdings Ltd.	1,100	49
Baker Hughes, Inc.	4,849	361
Ball Corp.	1,597	100
Bank of New York Mellon (The) Corp.	12,630	473
BB&T Corp.	7,940	313
Becton Dickinson and Co.	2,213	262
Bed Bath & Beyond, Inc.*	2,473	142
Berkshire Hathaway, Inc., Class B*	12,517	1,584
Best Buy Co., Inc.	3,125	97
Biogen Idec, Inc.*	2,636	831
BioMarin Pharmaceutical, Inc.*	1,573	98
BlackRock, Inc.	1,479	473
BorgWarner, Inc.	2,620	171
Boston Properties, Inc.	1,755	207
Bristol-Myers Squibb Co.	18,415	893
Bunge Ltd.	1,699	129
C.H. Robinson Worldwide, Inc.	1,770	113
CA, Inc.	3,658	105
Cablevision Systems Corp., Class A (New York Group)	1,991	35
Calpine Corp.*	3,969	95
Cameron International Corp.*	2,388	162
Campbell Soup Co.	2,362	108
Capital One Financial Corp.	6,374	527
Cardinal Health, Inc.	3,809	261
CarMax, Inc.*	2,585	134
Caterpillar, Inc.	7,117	773
CBRE Group, Inc., Class A*	3,223	103
Celanese Corp., Series A	1,828	118
CenterPoint Energy, Inc.	4,710	120
CenturyLink, Inc.	6,301	228
Cerner Corp.*	3,500	181
Charles Schwab (The) Corp.	13,276	358
Charter Communications, Inc., Class A*	818	130
Cheniere Energy, Inc.*	2,537	182
Chipotle Mexican Grill, Inc.*	348	206
Chubb (The) Corp.	2,673	246
Cigna Corp.	3,006	276
Cimarex Energy Co.	1,000	143
Cisco Systems, Inc.	57,575	1,431
CIT Group, Inc.	2,200	101
Clorox (The) Co.	1,489	136
CME Group, Inc.	3,605	256

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.6% continued
United States - 51.8% continued
CMS Energy Corp.	2,924	$91
Coca-Cola Enterprises, Inc.	2,800	134
Cognizant Technology Solutions Corp., Class A*	6,919	338
Colgate-Palmolive Co.	10,249	699
Comerica, Inc.	2,100	105
ConAgra Foods, Inc.	4,700	140
Concho Resources, Inc.*	1,279	185
Consolidated Edison, Inc.	3,323	192
Continental Resources, Inc.*	557	88
Corning, Inc.	15,466	339
Crown Castle International Corp.	3,825	284
CSX Corp.	11,106	342
Cummins, Inc.	1,940	299
Danaher Corp.	7,012	552
Darden Restaurants, Inc.	1,530	71
DaVita HealthCare Partners, Inc.*	1,862	135
Deere & Co.	3,908	354
Denbury Resources, Inc.	4,100	76
DENTSPLY International, Inc.	1,666	79
Devon Energy Corp.	4,417	351
Digital Realty Trust, Inc.	1,400	82
DIRECTV*	5,393	458
Discover Financial Services	5,197	322
Discovery Communications, Inc., Class A*	1,692	126
Discovery Communications, Inc., Class C*	988	72
Dover Corp.	1,961	178
Dr. Pepper Snapple Group, Inc.	2,289	134
Duke Energy Corp.	7,847	582
Duke Realty Corp.	3,600	65
Dun & Bradstreet (The) Corp.	423	47
Eastman Chemical Co.	1,774	155
Eaton Corp. PLC	5,223	403
Ecolab, Inc.	3,072	342
Edwards Lifesciences Corp.*	1,200	103
EMC Corp.	22,587	595
Energen Corp.	800	71
Energizer Holdings, Inc.	700	85
EOG Resources, Inc.	6,037	705
EQT Corp.	1,705	182
Equifax, Inc.	1,413	103
Equinix, Inc.*	543	114
Equity Residential	3,929	248
Estee Lauder (The) Cos., Inc., Class A	2,747	204
Expeditors International of Washington, Inc.	2,388	105
Fastenal Co.	3,128	155
Federal Realty Investment Trust	757	92
FleetCor Technologies, Inc.*	800	105
Flextronics International Ltd.*	7,118	79
Fluor Corp.	1,684	130
FMC Technologies, Inc.*	2,700	165
Ford Motor Co.	40,981	707
Franklin Resources, Inc.	4,435	257
GameStop Corp., Class A	1,377	56
Gap (The), Inc.	2,775	115
General Mills, Inc.	6,888	362
Genuine Parts Co.	1,720	151
Genworth Financial, Inc., Class A*	5,440	95
Gilead Sciences, Inc.*	17,188	1,425
Google, Inc., Class A*	3,151	1,842
Google, Inc., Class C*	3,198	1,840
Harley-Davidson, Inc.	2,350	164
Hartford Financial Services Group (The), Inc.	4,800	172
Hasbro, Inc.	1,400	74
HCP, Inc.	5,100	211
Health Care REIT, Inc.	3,300	207
Henry Schein, Inc.*	994	118
Herbalife Ltd.	1,001	65
Hertz Global Holdings, Inc.*	5,100	143
Hess Corp.	3,250	321
Hewlett-Packard Co.	21,219	715
Hologic, Inc.*	2,377	60
Hormel Foods Corp.	1,700	84
Host Hotels & Resorts, Inc.	8,529	188
Humana, Inc.	1,747	223
IHS, Inc., Class A*	725	98
Illinois Tool Works, Inc.	4,495	394
Ingersoll-Rand PLC	3,018	189
Integrys Energy Group, Inc.	938	67
Intel Corp.	55,553	1,717
Intercontinental Exchange Group, Inc.	1,310	247
International Business Machines Corp.	11,058	2,004
International Flavors & Fragrances, Inc.	900	94
International Paper Co.	4,521	228
Intuit, Inc.	2,914	235
Invesco Ltd.	5,000	189
Iron Mountain, Inc.	1,606	57

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.6% continued
United States - 51.8% continued
Jacobs Engineering Group, Inc.*	1,529	$81
JM Smucker (The) Co.	1,200	128
Johnson & Johnson	31,631	3,309
Johnson Controls, Inc.	7,376	368
Joy Global, Inc.	1,241	76
Kellogg Co.	2,900	191
Keurig Green Mountain, Inc.	1,421	177
KeyCorp	10,219	146
Kimberly-Clark Corp.	4,217	469
Kinder Morgan Management LLC*	1,108	87
Kohl’s Corp.	2,381	125
Kraft Foods Group, Inc.	6,564	394
Kroger (The) Co.	5,600	277
Laboratory Corp. of America Holdings*	1,000	102
Lam Research Corp.	1,900	128
Legg Mason, Inc.	1,200	62
Level 3 Communications, Inc.*	2,116	93
Liberty Interactive Corp., Class A*	4,995	147
Liberty Property Trust	1,700	64
LKQ Corp.*	3,492	93
Lowe’s Cos., Inc.	11,481	551
LyondellBasell Industries N.V., Class A	5,175	505
M&T Bank Corp.	1,341	166
Macerich (The) Co.	1,628	109
Macy’s, Inc.	3,971	230
Manpowergroup, Inc.	900	76
Marathon Oil Corp.	7,900	315
Marathon Petroleum Corp.	3,231	252
Marriott International, Inc., Class A	2,716	174
Marsh & McLennan Cos., Inc.	6,200	321
Masco Corp.	3,940	87
Mattel, Inc.	3,848	150
McCormick & Co., Inc. (Non Voting)	1,391	100
McDonald’s Corp.	11,057	1,114
MDU Resources Group, Inc.	2,000	70
Mead Johnson Nutrition Co.	2,322	216
MeadWestvaco Corp.	1,938	86
Medtronic, Inc.	11,129	710
Merck & Co., Inc.	32,865	1,901
Mettler-Toledo International, Inc.*	346	88
MGM Resorts International*	4,539	120
Microchip Technology, Inc.	2,300	112
Mohawk Industries, Inc.*	717	99
Mondelez International, Inc., Class A	19,011	715
Mosaic (The) Co.	3,595	178
Motorola Solutions, Inc.	2,456	164
NASDAQ OMX Group (The), Inc.	1,300	50
National Oilwell Varco, Inc.	4,715	388
Netflix, Inc.*	633	279
NetSuite, Inc.*	400	35
New York Community Bancorp, Inc.	5,136	82
Newell Rubbermaid, Inc.	3,335	103
NextEra Energy, Inc.	4,820	494
NIKE, Inc., Class B	7,884	611
NiSource, Inc.	3,618	142
Noble Energy, Inc.	4,111	318
Nordstrom, Inc.	1,557	106
Norfolk Southern Corp.	3,387	349
Northeast Utilities	3,511	166
Northern Trust Corp.(1) (2)	2,400	154
Nucor Corp.	3,574	176
NVIDIA Corp.	6,256	116
Occidental Petroleum Corp.	8,872	911
Oceaneering International, Inc.	1,200	94
ONEOK, Inc.	2,377	162
Oracle Corp.	40,206	1,630
Owens-Illinois, Inc.*	1,879	65
PACCAR, Inc.	3,975	250
Pall Corp.	1,283	110
Parker Hannifin Corp.	1,690	212
PartnerRe Ltd.	564	62
Patterson Cos., Inc.	881	35
People’s United Financial, Inc.	3,347	51
Pepco Holdings, Inc.	2,700	74
PepsiCo, Inc.	17,008	1,520
PetSmart, Inc.	1,100	66
Phillips 66	6,505	523
Pinnacle West Capital Corp.	1,200	69
Pioneer Natural Resources Co.	1,588	365
Plum Creek Timber Co., Inc.	2,060	93
PNC Financial Services Group (The), Inc.	5,902	526
Polaris Industries, Inc.	650	85
Praxair, Inc.	3,232	429
Precision Castparts Corp.	1,600	404
Principal Financial Group, Inc.	3,302	167
Procter & Gamble (The) Co.	30,306	2,382
Progressive (The) Corp.	6,471	164
Prologis, Inc.	5,595	230

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 97.6% continued
United States - 51.8% continued
Prudential Financial, Inc.	5,090	$452
Public Service Enterprise Group, Inc.	5,700	233
PVH Corp.	900	105
QEP Resources, Inc.	2,100	72
QUALCOMM, Inc.	18,896	1,497
Quanta Services, Inc.*	2,300	80
Rackspace Hosting, Inc.*	1,308	44
Range Resources Corp.	1,881	164
Raymond James Financial, Inc.	1,378	70
RenaissanceRe Holdings Ltd.	518	55
ResMed, Inc.	1,547	78
Robert Half International, Inc.	1,600	76
Rock-Tenn Co., Class A	854	90
Rockwell Automation, Inc.	1,567	196
Rockwell Collins, Inc.	1,432	112
Roper Industries, Inc.	1,145	167
Ross Stores, Inc.	2,502	165
Royal Caribbean Cruises Ltd.	1,800	100
Safeway, Inc.	2,700	93
salesforce.com, Inc.*	6,286	365
Scripps Networks Interactive, Inc., Class A	900	73
Sealed Air Corp.	2,200	75
SEI Investments Co.	1,554	51
Sempra Energy	2,627	275
Sherwin-Williams (The) Co.	926	192
Sigma-Aldrich Corp.	1,382	140
Simon Property Group, Inc.	3,541	589
Southwest Airlines Co.	1,890	51
Southwestern Energy Co.*	4,044	184
Spectra Energy Corp.	7,312	311
Sprint Corp.*	8,633	74
Staples, Inc.	7,155	78
Starbucks Corp.	8,392	649
Starwood Hotels & Resorts Worldwide, Inc.	2,204	178
State Street Corp.	4,782	322
Superior Energy Services, Inc.	1,778	64
Symantec Corp.	7,800	179
Sysco Corp.	6,670	250
T Rowe Price Group, Inc.	2,929	247
Target Corp.	6,771	392
TD Ameritrade Holding Corp.	3,029	95
Teradata Corp.*	1,900	76
Tesla Motors, Inc.*	960	230
Tesoro Corp.	1,548	91
Texas Instruments, Inc.	12,082	577
Thermo Fisher Scientific, Inc.	4,368	515
Tiffany & Co.	1,467	147
Time Warner Cable, Inc.	3,085	454
Time Warner, Inc.	9,959	700
TJX (The) Cos., Inc.	7,897	420
Tractor Supply Co.	1,617	98
Travelers (The) Cos., Inc.	3,916	368
Trimble Navigation Ltd.*	2,853	105
TripAdvisor, Inc.*	1,300	141
UDR, Inc.	2,700	77
Ulta Salon Cosmetics & Fragrance, Inc.*	700	64
Under Armour, Inc., Class A*	1,800	107
Union Pacific Corp.	10,164	1,014
United Parcel Service, Inc., Class B	7,940	815
United Rentals, Inc.*	1,062	111
US Bancorp	20,339	881
Varian Medical Systems, Inc.*	1,200	100
Ventas, Inc.	3,300	212
Verizon Communications, Inc.	46,289	2,265
Vertex Pharmaceuticals, Inc.*	2,687	254
VF Corp.	3,944	248
Vornado Realty Trust	1,934	206
Waste Management, Inc.	4,779	214
Waters Corp.*	1,000	104
Weyerhaeuser Co.	6,600	218
Whirlpool Corp.	906	126
Whiting Petroleum Corp.*	1,342	108
Whole Foods Market, Inc.	4,062	157
Williams (The) Cos., Inc.	7,700	448
Wisconsin Energy Corp.	2,600	122
Workday, Inc., Class A*	919	83
WW Grainger, Inc.	717	182
Wyndham Worldwide Corp.	1,407	107
Xcel Energy, Inc.	5,724	184
Xerox Corp.	12,190	152
Xylem, Inc.	2,100	82
Yahoo!, Inc.*	10,589	372
Zoetis, Inc.	5,532	179

		99,351

Total Common Stocks(3) (Cost $133,950)		187,244

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
PREFERRED STOCKS - 0.4%
Germany - 0.4%
Bayerische Motoren Werke A.G.	600	$58
Henkel A.G. & Co. KGaA	2,013	233
Volkswagen A.G.	1,818	477

		768

Total Preferred Stocks(3) (Cost $560)		768

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A.*	9,436	6

Total Rights(3) (Cost $6)		6

INVESTMENT COMPANIES - 0.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	1,764,023	1,764

Total Investment Companies (Cost $1,764)		1,764

Total Investments - 98.9% (Cost $136,280)		189,782

Other Assets less Liabilities - 1.1%		2,021

NET ASSETS - 100.0%		$191,803

(1)	At March 31, 2014, the value of the Fund’s investment in Northern Trust Corp. was approximately $157,000. There were no purchases and sales during the three months ended June 30, 2014. The change in net unrealized depreciation during the three months ended June 30, 2014, was approximately $3,000.
(2)	Investment in affiliate.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $3,015,000 with net sales of approximately $1,251,000 during the three months ended June 30, 2014.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Citibank London	United States Dollar	130	British Pound	77	9/17/14	$1
UBS Securities New York	United States Dollar	110	Canadian Dollar	120	9/17/14	2
Citibank London	United States Dollar	248	Euro	183	9/17/14	3
Citibank London	United States Dollar	140	Japanese Yen	14,293	9/17/14	1

Total						$7

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500 (United States Dollar)	22	$2,148	Long	9/14	$23
Euro Stoxx 50 (Euro)	16	708	Long	9/14	(6)
FTSE 100 Index (British Pound)	3	345	Long	9/14	—	*
S&P/TSX 60 Index (Canadian Dollar)	1	162	Long	9/14	3
SPI 200 Index (Australian Dollar)	1	126	Long	9/14	1
Topix Index (Japanese Yen)	1	125	Long	9/14	3
Yen Denominated Nikkei 225 (Japanese Yen)	3	225	Long	9/14	$—	*

Total					$24

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	JUNE 30, 2014 (UNAUDITED)

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.1%
Consumer Staples	9.1
Energy	7.4
Financials	21.9
Health Care	13.1
Industrials	11.3
Information Technology	12.1
Materials	5.8
Telecommunication Services	3.8
Utilities	3.4

Total	100.0%

At June 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	54.2%
Euro	11.7
Japanese Yen	9.0
British Pound	8.3
Canadian Dollar	5.2
All other currencies less than 5%	11.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Canada	$9,746		$—		$—	$9,746
Hong Kong	190		1,014		—	1,204
Ireland	316		339		—	655
Netherlands	84		3,628		—	3,712
Sweden	119		3,408		—	3,527
Switzerland	816		7,190		—	8,006
United Kingdom	1,190		15,442		—	16,632
United States	99,351		—		—	99,351
All Other Countries	—		44,411	(1)	—	44,411
Preferred Stocks	—		768	(1)	—	768
Rights	6	(1)	—		—	6
Investment Companies	1,764		—		—	1,764

Total Investments	$113,582		$76,200		$—	$189,782

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$30		$—		$—	$30
Forward Foreign Currency Exchange Contracts	—		7		—	7
Liabilities
Futures Contracts	(6)		—		—	(6)

Total Other Financial Instruments	$24		$7		$—	$31

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$137,242

Gross tax appreciation of investments	$54,644
Gross tax depreciation of investments	(2,104)

Net tax appreciation of investments	$52,540

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%
Australia - 7.6%
AGL Energy Ltd.	195,498	$2,853
ALS Ltd.	142,947	1,195
Alumina Ltd.*	902,611	1,150
Amcor Ltd.	424,556	4,178
AMP Ltd.	1,036,893	5,187
APA Group	292,531	1,900
Asciano Ltd.	348,914	1,854
ASX Ltd.	67,382	2,264
Aurizon Holdings Ltd.	758,406	3,564
Australia & New Zealand Banking Group Ltd.	966,178	30,397
Bank of Queensland Ltd.	123,952	1,426
Bendigo and Adelaide Bank Ltd.	152,102	1,750
BGP Holdings PLC*	1,085,479	—
BHP Billiton Ltd.	1,130,711	38,629
Boral Ltd.	271,052	1,343
Brambles Ltd.	549,171	4,762
Caltex Australia Ltd.	46,973	956
CFS Retail Property Trust Group	750,453	1,443
Coca-Cola Amatil Ltd.	200,479	1,788
Cochlear Ltd.	19,838	1,155
Commonwealth Bank of Australia	567,388	43,301
Computershare Ltd.	167,121	1,968
Crown Resorts Ltd.	129,063	1,841
CSL Ltd.	170,490	10,704
Dexus Property Group	1,949,833	2,041
Federation Centres Ltd.	491,715	1,154
Flight Centre Travel Group Ltd.	19,406	814
Fortescue Metals Group Ltd.	551,300	2,265
Goodman Group	615,658	2,934
GPT Group (The)	600,945	2,177
Harvey Norman Holdings Ltd.	181,371	531
Iluka Resources Ltd.	145,647	1,118
Incitec Pivot Ltd.	569,950	1,560
Insurance Australia Group Ltd.	823,988	4,540
James Hardie Industries PLC - CDI	157,150	2,053
Leighton Holdings Ltd.	35,751	665
Lend Lease Group	191,935	2,376
Macquarie Group Ltd.	101,251	5,691
Metcash Ltd.	303,242	755
Mirvac Group	1,290,432	2,173
National Australia Bank Ltd.	828,844	25,638
Newcrest Mining Ltd.*	270,305	2,734
Orica Ltd.	130,698	2,403
Origin Energy Ltd.	385,505	5,318
Qantas Airways Ltd.*	374,168	445
QBE Insurance Group Ltd.	438,497	4,497
Ramsay Health Care Ltd.	46,034	1,977
REA Group Ltd.	18,175	733
Rio Tinto Ltd.	153,730	8,607
Santos Ltd.	341,103	4,590
Scentre Group*	1,876,831	5,663
Seek Ltd.	115,799	1,733
Sonic Healthcare Ltd.	133,280	2,180
SP AusNet	590,082	738
Stockland	826,863	3,026
Suncorp Group Ltd.	456,194	5,827
Sydney Airport	386,261	1,538
Tabcorp Holdings Ltd.	263,092	833
Tatts Group Ltd.	493,767	1,523
Telstra Corp. Ltd.	1,535,911	7,549
Toll Holdings Ltd.	234,991	1,131
TPG Telecom Ltd.	95,734	498
Transurban Group	614,468	4,283
Treasury Wine Estates Ltd.	223,853	1,058
Wesfarmers Ltd.	402,483	15,889
Westfield Corp.	695,117	4,689
Westpac Banking Corp.	1,094,489	34,995
Woodside Petroleum Ltd.	232,200	8,997
Woolworths Ltd.	441,635	14,665
WorleyParsons Ltd.	72,277	1,188

		373,400

Austria - 0.3%
Andritz A.G.	25,874	1,494
Erste Group Bank A.G.	99,184	3,209
IMMOFINANZ A.G.*	333,732	1,179
OMV A.G.	52,009	2,350
Raiffeisen Bank International A.G.	40,597	1,292
Telekom Austria A.G.	78,984	772
Vienna Insurance Group A.G. Wiener Versicherung Gruppe	13,656	731
Voestalpine A.G.	39,030	1,857

		12,884

Belgium - 1.2%
Ageas	78,587	3,135
Anheuser-Busch InBev N.V.	282,836	32,509
Belgacom S.A.	53,391	1,770
Colruyt S.A.	26,050	1,323
Delhaize Group S.A.	35,820	2,422

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Belgium - 1.2% continued
Groupe Bruxelles Lambert S.A.	28,071	$2,917
KBC Groep N.V.*	87,856	4,774
Solvay S.A., Class A	21,065	3,632
Telenet Group Holding N.V.*	18,165	1,035
UCB S.A.	40,188	3,400
Umicore S.A.	38,624	1,798

		58,715

Denmark - 1.5%
AP Moeller - Maersk A/S, Class A	961	2,262
AP Moeller - Maersk A/S, Class B	2,312	5,748
Carlsberg A/S, Class B	37,838	4,075
Coloplast A/S, Class B	39,163	3,543
Danske Bank A/S	231,831	6,556
DSV A/S	63,735	2,078
Novo Nordisk A/S, Class B	700,763	32,349
Novozymes A/S, Class B	84,243	4,227
Pandora A/S	40,988	3,145
RTL Group S.A.	13,410	1,491
TDC A/S	289,889	3,000
Tryg A/S	7,333	741
Vestas Wind Systems A/S*	78,885	3,984
William Demant Holding A/S*	7,749	704

		73,903

Finland - 0.8%
Elisa OYJ	49,500	1,513
Fortum OYJ	157,098	4,215
Kone OYJ, Class B	109,704	4,581
Metso OYJ	40,539	1,536
Neste Oil OYJ	43,640	850
Nokia OYJ	1,319,742	9,983
Nokian Renkaat OYJ	39,797	1,554
Orion OYJ, Class B	34,628	1,290
Sampo OYJ, Class A	156,627	7,928
Stora Enso OYJ (Registered)	194,870	1,894
UPM-Kymmene OYJ	188,018	3,208
Wartsila OYJ Abp	51,590	2,557

		41,109

France - 9.9%
Accor S.A.	60,877	3,163
Aeroports de Paris	10,287	1,355
Air Liquide S.A.	121,030	16,340
Airbus Group N.V.	206,735	13,876
Alcatel-Lucent*	987,625	3,541
Alstom S.A.	75,948	2,772
ArcelorMittal	353,838	5,259
Arkema S.A.	20,013	1,948
AtoS	27,426	2,286
AXA S.A.	638,039	15,227
BNP Paribas S.A.	372,563	25,278
Bollore S.A.*	1,876	1,218
Bouygues S.A.	66,764	2,783
Bureau Veritas S.A.	77,895	2,162
Cap Gemini S.A.	51,124	3,651
Carrefour S.A.	217,116	8,002
Casino Guichard Perrachon S.A.	19,781	2,621
Christian Dior S.A.	19,299	3,837
Cie de St-Gobain	155,351	8,752
Cie Generale des Etablissements Michelin	65,564	7,844
CNP Assurances	61,313	1,273
Credit Agricole S.A.	359,082	5,065
Danone S.A.	199,800	14,829
Dassault Systemes S.A.	22,272	2,863
Edenred	71,233	2,158
Electricite de France S.A.	84,168	2,651
Essilor International S.A.	71,985	7,642
Eurazeo S.A.	13,262	1,102
Eutelsat Communications S.A.	54,197	1,882
Fonciere Des Regions	9,853	1,068
GDF Suez	509,333	14,004
Gecina S.A.	7,531	1,098
Groupe Eurotunnel S.A. (Registered)	164,157	2,222
ICADE	12,754	1,367
Iliad S.A.	9,159	2,764
Imerys S.A.	11,882	1,003
JCDecaux S.A.	23,061	861
Kering	26,503	5,808
Klepierre	35,283	1,798
Lafarge S.A.	65,385	5,677
Lagardere S.C.A.	40,763	1,328
Legrand S.A.	93,988	5,746
L’Oreal S.A.	84,515	14,573
LVMH Moet Hennessy Louis Vuitton S.A.	98,195	18,915
Natixis	327,802	2,099
Orange S.A.	652,971	10,291
Pernod Ricard S.A.	74,848	8,989
Peugeot S.A.*	136,879	2,027
Publicis Groupe S.A.	62,991	5,347

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
France - 9.9% continued
Remy Cointreau S.A.	8,495	$782
Renault S.A.	67,277	6,094
Rexel S.A.	92,794	2,169
Safran S.A.	95,815	6,270
Sanofi	419,359	44,604
Schneider Electric S.E.	178,445	16,830
Schneider Electric S.E.	4,873	460
SCOR S.E.	54,317	1,869
SES S.A.	107,510	4,076
Societe BIC S.A.	9,946	1,361
Societe Generale S.A.	253,092	13,235
Sodexo	33,193	3,572
Suez Environnement Co.	97,563	1,870
Technip S.A.	36,245	3,970
Thales S.A.	32,817	1,983
Total S.A.	753,060	54,409
Unibail-Rodamco S.E.	34,223	9,945
Valeo S.A.	26,775	3,591
Vallourec S.A.	38,821	1,738
Veolia Environnement S.A.	143,480	2,730
Vinci S.A.	169,964	12,694
Vivendi S.A.*	424,443	10,380
Wendel S.A.	10,922	1,564
Zodiac Aerospace	65,423	2,213

		486,774

Germany - 8.4%
Adidas A.G.	73,200	7,414
Allianz S.E. (Registered)	160,507	26,751
Axel Springer S.E.	14,045	864
BASF S.E.	323,043	37,614
Bayer A.G. (Registered)	290,965	41,098
Bayerische Motoren Werke A.G.	116,422	14,767
Beiersdorf A.G.	35,221	3,408
Brenntag A.G.	18,184	3,248
Celesio A.G.*	17,445	621
Commerzbank A.G.*	339,713	5,341
Continental A.G.	38,784	8,984
Daimler A.G. (Registered)	338,544	31,705
Deutsche Bank A.G. (Registered)	485,474	17,080
Deutsche Boerse A.G.	67,644	5,250
Deutsche Lufthansa A.G. (Registered)	81,296	1,745
Deutsche Post A.G. (Registered)	340,205	12,305
Deutsche Telekom A.G. (Registered)	1,096,506	19,219
Deutsche Wohnen A.G. (Bearer)	101,113	2,181
E.ON S.E.	704,225	14,542
Fraport A.G. Frankfurt Airport Services Worldwide	12,600	890
Fresenius Medical Care A.G. & Co. KGaA	76,811	5,169
Fresenius S.E. & Co. KGaA	44,525	6,640
GEA Group A.G.	64,865	3,072
Hannover Rueck S.E.	21,036	1,896
HeidelbergCement A.G.	49,542	4,225
Henkel A.G. & Co. KGaA	41,025	4,128
Hochtief A.G.	7,973	690
Hugo Boss A.G.	11,136	1,664
Infineon Technologies A.G.	396,700	4,959
K+S A.G. (Registered)	61,586	2,022
Kabel Deutschland Holding A.G.	1,206	177
LANXESS A.G.	32,289	2,178
Linde A.G.	65,300	13,887
MAN S.E.	12,473	1,542
Merck KGaA	45,502	3,950
Metro A.G.*	56,645	2,469
Muenchener Rueckversicherungs A.G. (Registered)	63,080	13,984
OSRAM Licht A.G.*	32,073	1,618
ProSiebenSat.1 Media A.G. (Registered)	77,463	3,452
RWE A.G.	172,790	7,421
SAP A.G.	324,300	25,048
Siemens A.G. (Registered)	278,995	36,848
Sky Deutschland A.G.*	158,268	1,458
Telefonica Deutschland Holding A.G.*	95,747	791
ThyssenKrupp A.G.*	158,947	4,634
United Internet A.G. (Registered)	41,285	1,819
Volkswagen A.G.	10,290	2,661

		413,429

Hong Kong - 2.8%
AIA Group Ltd.	4,231,086	21,292
ASM Pacific Technology Ltd.	84,000	918
Bank of East Asia Ltd.	446,029	1,851
BOC Hong Kong Holdings Ltd.	1,306,608	3,787
Cathay Pacific Airways Ltd.	419,506	784
Cheung Kong Holdings Ltd.	489,729	8,690
Cheung Kong Infrastructure Holdings Ltd.	219,353	1,513
CLP Holdings Ltd.	670,014	5,502
First Pacific Co. Ltd.	829,539	927
Galaxy Entertainment Group Ltd.	823,148	6,584
Hang Lung Properties Ltd.	782,501	2,414

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Hong Kong - 2.8% continued
Hang Seng Bank Ltd.	268,379	$4,386
Henderson Land Development Co. Ltd.	363,188	2,125
HKT Trust and HKT Ltd.	919,000	1,083
Hong Kong & China Gas Co. Ltd.	2,238,036	4,901
Hong Kong Exchanges and Clearing Ltd.	389,217	7,265
Hutchison Whampoa Ltd.	749,698	10,255
Hysan Development Co. Ltd.	219,501	1,029
Kerry Properties Ltd.	230,703	808
Li & Fung Ltd.	2,059,218	3,050
Link REIT (The)	811,771	4,368
MGM China Holdings Ltd.	331,716	1,152
MTR Corp. Ltd.	498,481	1,920
New World Development Co. Ltd.	1,807,543	2,059
Noble Group Ltd.	1,517,944	1,669
NWS Holdings Ltd.	516,097	958
PCCW Ltd.	1,414,926	844
Power Assets Holdings Ltd.	487,317	4,263
Sands China Ltd.	856,299	6,468
Shangri-La Asia Ltd.	484,574	759
Sino Land Co. Ltd.	1,052,228	1,734
SJM Holdings Ltd.	676,572	1,697
Sun Hung Kai Properties Ltd.	572,258	7,851
Swire Pacific Ltd., Class A	222,051	2,733
Swire Properties Ltd.	406,987	1,190
Techtronic Industries Co.	493,333	1,583
Wharf Holdings Ltd.	536,766	3,867
Wheelock & Co. Ltd.	321,021	1,341
Wynn Macau Ltd.	550,546	2,160
Yangzijiang Shipbuilding Holdings Ltd.	663,566	573
Yue Yuen Industrial Holdings Ltd.	259,710	870

		139,223

Ireland - 0.3%
Bank of Ireland*	8,522,975	2,878
CRH PLC	257,690	6,635
CRH PLC (London Exchange)	1,049	27
Irish Bank Resolution Corp. Ltd.(1) *	99,788	—
Kerry Group PLC, Class A	56,311	4,230
Ryanair Holdings PLC*	3,150	30
Ryanair Holdings PLC ADR*	5,370	300

		14,100

Israel - 0.5%
Bank Hapoalim B.M.	369,899	2,137
Bank Leumi Le-Israel B.M.*	464,876	1,812
Bezeq The Israeli Telecommunication Corp. Ltd.	663,592	1,243
Delek Group Ltd.	1,608	665
Israel (The) Corp. Ltd.*	920	524
Israel Chemicals Ltd.	153,857	1,320
Israel Chemicals Ltd. ADR	7,588	65
Mizrahi Tefahot Bank Ltd.	47,002	607
NICE Systems Ltd.	20,239	827
Teva Pharmaceutical Industries Ltd.	296,620	15,561
Teva Pharmaceutical Industries Ltd. ADR	4,126	216

		24,977

Italy - 2.5%
Assicurazioni Generali S.p.A.	412,057	9,033
Atlantia S.p.A.	145,529	4,148
Banca Monte dei Paschi di Siena S.p.A.*	1,522,302	2,949
Banco Popolare SC*	129,386	2,132
Enel Green Power S.p.A.	608,012	1,722
Enel S.p.A.	2,316,141	13,478
Eni S.p.A.	895,240	24,471
Exor S.p.A.	34,600	1,421
Fiat S.p.A.*	307,209	3,028
Finmeccanica S.p.A.*	143,761	1,366
Intesa Sanpaolo S.p.A.	4,094,883	12,624
Intesa Sanpaolo S.p.A. (RSP)	320,868	851
Luxottica Group S.p.A.	59,014	3,415
Mediobanca S.p.A.*	212,820	2,122
Pirelli & C. S.p.A.	86,264	1,382
Prysmian S.p.A.	73,156	1,651
Saipem S.p.A.*	93,070	2,508
Snam S.p.A.	712,537	4,293
Telecom Italia S.p.A.*	3,537,660	4,476
Telecom Italia S.p.A. (RSP)	2,110,459	2,082
Tenaris S.A.	166,939	3,938
Terna Rete Elettrica Nazionale S.p.A.	535,102	2,821
UniCredit S.p.A.	1,554,147	13,017
Unione di Banche Italiane S.C.p.A.	299,331	2,585
UnipolSai S.p.A.	315,242	1,014

		122,527

Japan - 19.8%
ABC-Mart, Inc.	9,300	498
Acom Co. Ltd.*	141,300	674
Advantest Corp.	55,300	685
Aeon Co. Ltd.	222,200	2,736
AEON Financial Service Co. Ltd.	39,800	1,043

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Japan - 19.8% continued
Aeon Mall Co. Ltd.	40,680	$1,073
Air Water, Inc.	51,569	826
Aisin Seiki Co. Ltd.	67,200	2,679
Ajinomoto Co., Inc.	205,000	3,213
Alfresa Holdings Corp.	15,200	981
Amada Co. Ltd.	125,000	1,273
ANA Holdings, Inc.	409,000	966
Aozora Bank Ltd.	397,000	1,306
Asahi Glass Co. Ltd.	352,000	2,078
Asahi Group Holdings Ltd.	136,300	4,284
Asahi Kasei Corp.	448,000	3,435
Asics Corp.	56,200	1,313
Astellas Pharma, Inc.	764,700	10,066
Bandai Namco Holdings, Inc.	63,900	1,499
Bank of Kyoto (The) Ltd.	118,971	1,084
Bank of Yokohama (The) Ltd.	406,000	2,341
Benesse Holdings, Inc.	22,800	990
Bridgestone Corp.	229,400	8,040
Brother Industries Ltd.	83,100	1,443
Calbee, Inc.	24,900	688
Canon, Inc.	400,200	13,100
Casio Computer Co. Ltd.	71,900	1,046
Central Japan Railway Co.	51,000	7,284
Chiba Bank (The) Ltd.	264,000	1,867
Chiyoda Corp.	54,746	664
Chubu Electric Power Co., Inc.*	224,600	2,797
Chugai Pharmaceutical Co. Ltd.	78,955	2,230
Chugoku Bank (The) Ltd.	59,000	909
Chugoku Electric Power (The) Co., Inc.	105,800	1,446
Citizen Holdings Co. Ltd.	90,700	713
Credit Saison Co. Ltd.	51,000	1,061
Dai Nippon Printing Co. Ltd.	197,000	2,061
Daicel Corp.	94,000	900
Daido Steel Co. Ltd.	95,000	487
Daihatsu Motor Co. Ltd.	69,700	1,241
Dai-ichi Life Insurance (The) Co. Ltd.	298,500	4,457
Daiichi Sankyo Co. Ltd.	224,900	4,201
Daikin Industries Ltd.	82,200	5,199
Daito Trust Construction Co. Ltd.	25,400	2,989
Daiwa House Industry Co. Ltd.	210,000	4,361
Daiwa Securities Group, Inc.	585,000	5,076
Dena Co. Ltd.	35,600	482
Denso Corp.	171,600	8,206
Dentsu, Inc.	76,218	3,111
Don Quijote Holdings Co. Ltd.	20,300	1,134
East Japan Railway Co.	118,412	9,339
Eisai Co. Ltd.	88,900	3,729
Electric Power Development Co. Ltd.	40,900	1,330
FamilyMart Co. Ltd.	20,700	893
FANUC Corp.	67,500	11,665
Fast Retailing Co. Ltd.	18,600	6,135
Fuji Electric Co. Ltd.	198,000	940
Fuji Heavy Industries Ltd.	208,000	5,772
FUJIFILM Holdings Corp.	163,000	4,555
Fujitsu Ltd.	656,000	4,928
Fukuoka Financial Group, Inc.	278,000	1,344
Gree, Inc.*	35,781	314
GungHo Online Entertainment, Inc.	139,100	900
Gunma Bank (The) Ltd.	130,000	770
Hachijuni Bank (The) Ltd.	144,395	895
Hakuhodo DY Holdings, Inc.	80,100	797
Hamamatsu Photonics K.K.	24,585	1,208
Hankyu Hanshin Holdings, Inc.	399,000	2,280
Hikari Tsushin, Inc.	5,800	439
Hino Motors Ltd.	89,900	1,241
Hirose Electric Co. Ltd.	10,600	1,578
Hiroshima Bank (The) Ltd.	172,000	823
Hisamitsu Pharmaceutical Co., Inc.	20,700	927
Hitachi Chemical Co. Ltd.	36,100	598
Hitachi Construction Machinery Co. Ltd.	36,900	736
Hitachi High-Technologies Corp.	21,800	520
Hitachi Ltd.	1,703,000	12,498
Hitachi Metals Ltd.	74,000	1,122
Hokuhoku Financial Group, Inc.	418,000	892
Hokuriku Electric Power Co.	57,300	761
Honda Motor Co. Ltd.	573,900	20,075
Hoya Corp.	152,600	5,078
Hulic Co. Ltd.	82,100	1,086
Ibiden Co. Ltd.	41,700	841
Idemitsu Kosan Co. Ltd.	29,900	650
IHI Corp.	478,000	2,231
Iida Group Holdings Co. Ltd.	55,664	845
Inpex Corp.	308,000	4,691
Isetan Mitsukoshi Holdings Ltd.	119,460	1,559
Isuzu Motors Ltd.	424,000	2,809
ITOCHU Corp.	531,800	6,841
Itochu Techno-Solutions Corp.	8,100	352
Iyo Bank (The) Ltd.	83,400	844

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Japan - 19.8% continued
J Front Retailing Co. Ltd.	175,000	$1,231
Japan Airlines Co. Ltd.	21,000	1,162
Japan Display, Inc.*	124,500	764
Japan Exchange Group, Inc.	91,400	2,258
Japan Prime Realty Investment Corp.	274	983
Japan Real Estate Investment Corp.	423	2,465
Japan Retail Fund Investment Corp.	817	1,838
Japan Tobacco, Inc.	387,400	14,148
JFE Holdings, Inc.	173,100	3,578
JGC Corp.	72,000	2,191
Joyo Bank (The) Ltd.	230,000	1,228
JSR Corp.	62,900	1,081
JTEKT Corp.	73,500	1,242
JX Holdings, Inc.	788,497	4,226
Kajima Corp.	294,000	1,302
Kakaku.com, Inc.	51,800	910
Kamigumi Co. Ltd.	80,000	737
Kaneka Corp.	94,000	589
Kansai Electric Power (The) Co., Inc.*	248,200	2,343
Kansai Paint Co. Ltd.	84,000	1,407
Kao Corp.	182,100	7,175
Kawasaki Heavy Industries Ltd.	495,000	1,889
KDDI Corp.	205,300	12,550
Keikyu Corp.	162,000	1,457
Keio Corp.	202,000	1,589
Keisei Electric Railway Co. Ltd.	96,000	958
Keyence Corp.	16,039	7,016
Kikkoman Corp.	51,000	1,064
Kintetsu Corp.	643,000	2,345
Kirin Holdings Co. Ltd.	288,900	4,178
Kobe Steel Ltd.	1,062,000	1,596
Koito Manufacturing Co. Ltd.	33,114	849
Komatsu Ltd.	329,600	7,664
Konami Corp.	34,700	768
Konica Minolta, Inc.	170,700	1,690
Kubota Corp.	396,000	5,626
Kuraray Co. Ltd.	120,900	1,535
Kurita Water Industries Ltd.	35,700	828
Kyocera Corp.	112,700	5,362
Kyowa Hakko Kirin Co. Ltd.	83,000	1,125
Kyushu Electric Power Co., Inc.*	151,500	1,709
Lawson, Inc.	23,500	1,764
LIXIL Group Corp.	94,000	2,542
M3, Inc.	67,000	1,066
Mabuchi Motor Co. Ltd.	8,600	653
Makita Corp.	41,600	2,569
Marubeni Corp.	583,000	4,271
Marui Group Co. Ltd.	81,700	784
Maruichi Steel Tube Ltd.	17,300	465
Mazda Motor Corp.	950,000	4,466
McDonald’s Holdings Co. Japan Ltd.	22,900	643
Medipal Holdings Corp.	47,000	667
MEIJI Holdings Co. Ltd.	22,063	1,463
Miraca Holdings, Inc.	19,141	929
Mitsubishi Chemical Holdings Corp.	481,700	2,138
Mitsubishi Corp.	495,600	10,324
Mitsubishi Electric Corp.	681,000	8,425
Mitsubishi Estate Co. Ltd.	441,000	10,911
Mitsubishi Gas Chemical Co., Inc.	136,000	871
Mitsubishi Heavy Industries Ltd.	1,073,000	6,707
Mitsubishi Logistics Corp.	42,000	630
Mitsubishi Materials Corp.	399,000	1,401
Mitsubishi Motors Corp.	225,600	2,494
Mitsubishi Tanabe Pharma Corp.	77,000	1,154
Mitsubishi UFJ Financial Group, Inc.	4,490,395	27,584
Mitsubishi UFJ Lease & Finance Co. Ltd.	169,600	977
Mitsui & Co. Ltd.	612,400	9,835
Mitsui Chemicals, Inc.	297,000	813
Mitsui Fudosan Co. Ltd.	328,000	11,092
Mitsui OSK Lines Ltd.	389,000	1,450
Mizuho Financial Group, Inc.	8,114,189	16,680
MS&AD Insurance Group Holdings, Inc.	177,843	4,306
Murata Manufacturing Co. Ltd.	71,697	6,725
Nabtesco Corp.	39,799	881
Nagoya Railroad Co. Ltd.	299,000	1,193
NEC Corp.	910,000	2,908
Nexon Co. Ltd.	45,700	437
NGK Insulators Ltd.	92,000	2,094
NGK Spark Plug Co. Ltd.	64,000	1,809
NH Foods Ltd.	61,000	1,193
NHK Spring Co. Ltd.	54,500	512
Nidec Corp.	71,500	4,396
Nikon Corp.	120,700	1,903
Nintendo Co. Ltd.	37,400	4,482
Nippon Building Fund, Inc.	493	2,883
Nippon Electric Glass Co. Ltd.	137,500	802
Nippon Express Co. Ltd.	304,000	1,476
Nippon Paint Co. Ltd.	60,000	1,273

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Japan - 19.8% continued
Nippon Prologis REIT, Inc.	467	$1,090
Nippon Steel & Sumitomo Metal Corp.	2,683,615	8,597
Nippon Telegraph & Telephone Corp.	132,278	8,262
Nippon Yusen K.K.	565,000	1,631
Nissan Motor Co. Ltd.	876,700	8,332
Nisshin Seifun Group, Inc.	65,650	784
Nissin Foods Holdings Co. Ltd.	20,100	1,035
Nitori Holdings Co. Ltd.	24,600	1,346
Nitto Denko Corp.	54,600	2,563
NKSJ Holdings, Inc.	117,945	3,184
NOK Corp.	32,700	658
Nomura Holdings, Inc.	1,281,100	9,054
Nomura Real Estate Holdings, Inc.	42,500	806
Nomura Research Institute Ltd.	40,700	1,284
NSK Ltd.	168,000	2,190
NTT Data Corp.	44,600	1,716
NTT DOCOMO, Inc.	538,400	9,217
NTT Urban Development Corp.	40,900	462
Obayashi Corp.	233,000	1,666
Odakyu Electric Railway Co. Ltd.	218,000	2,101
Oji Holdings Corp.	286,000	1,180
Olympus Corp.*	83,700	2,891
Omron Corp.	71,400	3,017
Ono Pharmaceutical Co. Ltd.	29,200	2,576
Oracle Corp. Japan	13,200	578
Oriental Land Co. Ltd.	17,700	3,035
ORIX Corp.	462,900	7,667
Osaka Gas Co. Ltd.	671,000	2,825
Otsuka Corp.	16,800	815
Otsuka Holdings Co. Ltd.	137,515	4,268
Panasonic Corp.	778,100	9,498
Park24 Co. Ltd.	33,200	604
Rakuten, Inc.	281,800	3,650
Resona Holdings, Inc.	774,810	4,522
Ricoh Co. Ltd.	252,300	3,013
Rinnai Corp.	12,600	1,218
Rohm Co. Ltd.	33,600	1,931
Sankyo Co. Ltd.	16,800	647
Sanrio Co. Ltd.	16,597	483
Santen Pharmaceutical Co. Ltd.	26,800	1,509
SBI Holdings, Inc.	68,960	847
Secom Co. Ltd.	74,700	4,572
Sega Sammy Holdings, Inc.	64,200	1,265
Seiko Epson Corp.	45,400	1,930
Sekisui Chemical Co. Ltd.	148,000	1,718
Sekisui House Ltd.	193,300	2,656
Seven & I Holdings Co. Ltd.	265,600	11,208
Seven Bank Ltd.	209,200	856
Sharp Corp.*	534,000	1,711
Shikoku Electric Power Co., Inc.*	61,200	856
Shimadzu Corp.	83,000	762
Shimamura Co. Ltd.	7,600	748
Shimano, Inc.	28,100	3,124
Shimizu Corp.	205,000	1,454
Shin-Etsu Chemical Co. Ltd.	144,800	8,815
Shinsei Bank Ltd.	598,000	1,349
Shionogi & Co. Ltd.	104,300	2,181
Shiseido Co. Ltd.	128,300	2,342
Shizuoka Bank (The) Ltd.	188,000	2,036
Showa Shell Sekiyu K.K.	64,400	733
SMC Corp.	19,300	5,175
SoftBank Corp.	338,100	25,155
Sony Corp.	367,400	6,137
Sony Financial Holdings, Inc.	61,300	1,048
Stanley Electric Co. Ltd.	49,300	1,288
Sumitomo Chemical Co. Ltd.	523,000	1,981
Sumitomo Corp.	399,600	5,404
Sumitomo Dainippon Pharma Co. Ltd.	53,900	621
Sumitomo Electric Industries Ltd.	265,600	3,746
Sumitomo Heavy Industries Ltd.	196,000	934
Sumitomo Metal Mining Co. Ltd.	183,000	2,977
Sumitomo Mitsui Financial Group, Inc.	448,442	18,830
Sumitomo Mitsui Trust Holdings, Inc.	1,163,190	5,327
Sumitomo Realty & Development Co. Ltd.	125,000	5,379
Sumitomo Rubber Industries Ltd.	59,300	857
Suntory Beverage & Food Ltd.	49,500	1,943
Suruga Bank Ltd.	63,000	1,225
Suzuken Co. Ltd.	24,397	909
Suzuki Motor Corp.	128,300	4,026
Sysmex Corp.	51,398	1,933
T&D Holdings, Inc.	206,800	2,817
Taiheiyo Cement Corp.	414,000	1,670
Taisei Corp.	363,000	2,013
Taisho Pharmaceutical Holdings Co. Ltd.	10,900	797
Taiyo Nippon Sanso Corp.	82,000	727
Takashimaya Co. Ltd.	91,000	885
Takeda Pharmaceutical Co. Ltd.	278,200	12,920
TDK Corp.	43,800	2,058

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Japan - 19.8% continued
Teijin Ltd.	322,000	$809
Terumo Corp.	106,900	2,395
THK Co. Ltd.	40,300	952
Tobu Railway Co. Ltd.	353,000	1,849
Toho Co. Ltd.	39,700	931
Toho Gas Co. Ltd.	139,000	765
Tohoku Electric Power Co., Inc.	160,100	1,883
Tokio Marine Holdings, Inc.	244,300	8,050
Tokyo Electric Power Co., Inc.*	512,000	2,136
Tokyo Electron Ltd.	60,500	4,101
Tokyo Gas Co. Ltd.	839,000	4,908
Tokyo Tatemono Co. Ltd.	145,000	1,344
Tokyu Corp.	406,000	2,882
Tokyu Fudosan Holdings Corp.	165,300	1,307
TonenGeneral Sekiyu K.K.	98,000	932
Toppan Printing Co. Ltd.	199,000	1,543
Toray Industries, Inc.	518,000	3,411
Toshiba Corp.	1,423,000	6,656
TOTO Ltd.	101,000	1,364
Toyo Seikan Group Holdings Ltd.	59,300	913
Toyo Suisan Kaisha Ltd.	31,000	958
Toyoda Gosei Co. Ltd.	22,400	466
Toyota Industries Corp.	57,500	2,975
Toyota Motor Corp.	970,800	58,398
Toyota Tsusho Corp.	74,400	2,144
Trend Micro, Inc.	36,400	1,201
Unicharm Corp.	44,400	2,649
United Urban Investment Corp.	873	1,410
USS Co. Ltd.	75,500	1,290
West Japan Railway Co.	57,600	2,538
Yahoo Japan Corp.	506,800	2,349
Yakult Honsha Co. Ltd.	31,700	1,608
Yamada Denki Co. Ltd.	298,790	1,066
Yamaguchi Financial Group, Inc.	72,000	760
Yamaha Corp.	57,700	911
Yamaha Motor Co. Ltd.	93,400	1,611
Yamato Holdings Co. Ltd.	128,300	2,657
Yamato Kogyo Co. Ltd.	13,400	393
Yamazaki Baking Co. Ltd.	37,905	474
Yaskawa Electric Corp.	78,200	949
Yokogawa Electric Corp.	76,200	966
Yokohama Rubber (The) Co. Ltd.	71,000	615

		979,133

Netherlands - 2.8%
Aegon N.V.	641,607	5,600
Akzo Nobel N.V.	84,851	6,362
Altice S.A.*	27,305	1,902
ASML Holding N.V.	125,882	11,715
CNH Industrial N.V.	334,711	3,434
Corio N.V.	23,990	1,225
Delta Lloyd N.V.	69,598	1,765
Fugro N.V.-CVA	25,985	1,487
Gemalto N.V.	25,543	2,646
Gemalto N.V.	2,196	228
Heineken Holding N.V.	35,338	2,324
Heineken N.V.	81,603	5,859
ING Groep N.V. - CVA*	1,351,783	18,967
Koninklijke Ahold N.V.	329,210	6,177
Koninklijke Boskalis Westminster N.V.	30,341	1,738
Koninklijke DSM N.V.	60,327	4,390
Koninklijke KPN N.V.*	1,121,132	4,083
Koninklijke Philips N.V.	341,787	10,835
Koninklijke Vopak N.V.	24,594	1,202
OCI N.V.*	29,484	1,149
QIAGEN N.V.*	84,678	2,051
Randstad Holding N.V.	43,509	2,356
Reed Elsevier N.V.	385,339	8,834
TNT Express N.V.	153,283	1,386
Unilever N.V. - CVA	573,086	25,068
Wolters Kluwer N.V.	105,876	3,132
Ziggo N.V.	52,451	2,424

		138,339

New Zealand - 0.1%
Auckland International Airport Ltd.	328,981	1,123
Contact Energy Ltd.	129,036	600
Fletcher Building Ltd.	239,422	1,846
Ryman Healthcare Ltd.	128,244	960
Telecom Corp. of New Zealand Ltd.	639,750	1,501
Xero Ltd.*	22,017	501

		6,531

Norway - 0.8%
Aker Solutions ASA	51,981	902
DNB ASA	345,460	6,311
Gjensidige Forsikring ASA	70,289	1,261
Norsk Hydro ASA	471,637	2,521
Orkla ASA	284,476	2,533
Seadrill Ltd.	131,697	5,218

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Norway - 0.8% continued
Statoil ASA	392,820	$12,118
Telenor ASA	265,354	6,037
Yara International ASA	64,426	3,230

		40,131

Portugal - 0.2%
Banco Espirito Santo S.A. (Registered)*	882,815	727
EDP - Energias de Portugal S.A.	817,038	4,097
Galp Energia SGPS S.A.	135,316	2,478
Jeronimo Martins SGPS S.A.	90,037	1,481

		8,783

Singapore - 1.4%
Ascendas Real Estate Investment Trust	725,879	1,339
CapitaCommercial Trust	723,000	986
CapitaLand Ltd.	906,750	2,327
CapitaMall Trust	865,800	1,372
City Developments Ltd.	148,000	1,211
ComfortDelGro Corp. Ltd.	719,000	1,439
DBS Group Holdings Ltd.	603,626	8,093
Genting Singapore PLC	2,153,380	2,297
Global Logistic Properties Ltd.	1,091,939	2,365
Golden Agri-Resources Ltd.	2,516,892	1,120
Hutchison Port Holdings Trust, Class U	2,009,000	1,452
Jardine Cycle & Carriage Ltd.	37,446	1,325
Keppel Corp. Ltd.	507,550	4,393
Keppel Land Ltd.	258,473	701
Olam International Ltd.	166,000	344
Oversea-Chinese Banking Corp. Ltd.	903,239	6,920
Sembcorp Industries Ltd.	350,644	1,507
Sembcorp Marine Ltd.	300,800	989
Singapore Airlines Ltd.	189,734	1,576
Singapore Exchange Ltd.	287,000	1,597
Singapore Press Holdings Ltd.	569,295	1,905
Singapore Technologies Engineering Ltd.	552,000	1,680
Singapore Telecommunications Ltd.	2,800,925	8,652
StarHub Ltd.	223,000	745
United Overseas Bank Ltd.	448,035	8,097
UOL Group Ltd.	165,907	868
Wilmar International Ltd.	680,000	1,740

		67,040

Spain - 3.5%
Abertis Infraestructuras S.A.	142,943	3,286
ACS Actividades de Construccion y Servicios S.A.	60,923	2,783
Amadeus IT Holding S.A., Class A	133,332	5,493
Banco Bilbao Vizcaya Argentaria S.A.	2,077,220	26,445
Banco de Sabadell S.A.	1,202,064	4,096
Banco Popular Espanol S.A.	615,677	4,135
Banco Santander S.A.	4,156,229	43,370
Bankia S.A.*	1,639,477	3,172
CaixaBank S.A.	621,834	3,833
Distribuidora Internacional de Alimentacion S.A.	216,777	1,993
Enagas S.A.	71,597	2,307
Ferrovial S.A.	142,251	3,165
Gas Natural SDG S.A.	123,446	3,907
Grifols S.A.	48,954	2,673
Grifols S.A., Class B	4,066	177
Iberdrola S.A.	1,794,197	13,718
Inditex S.A.	76,848	11,850
Mapfre S.A.	317,176	1,263
Red Electrica Corp. S.A.	38,387	3,516
Repsol S.A.	303,473	8,018
Telefonica S.A.	1,441,416	24,713
Zardoya Otis S.A.	57,495	1,023

		174,936

Sweden - 3.0%
Alfa Laval AB	109,615	2,822
Assa Abloy AB, Class B	116,907	5,942
Atlas Copco AB, Class A	234,868	6,779
Atlas Copco AB, Class B	137,238	3,662
Boliden AB	93,994	1,364
Electrolux AB, Class B	84,926	2,146
Elekta AB, Class B	130,854	1,664
Getinge AB, Class B	70,940	1,863
Hennes & Mauritz AB, Class B	334,194	14,592
Hexagon AB, Class B	88,904	2,863
Husqvarna AB, Class B	143,255	1,113
Industrivarden AB, Class C	42,544	840
Investment AB Kinnevik, Class B	83,641	3,563
Investor AB, Class B	160,106	6,001
Lundin Petroleum AB*	79,946	1,616
Millicom International Cellular S.A. SDR	23,100	2,116
Nordea Bank AB	1,069,328	15,076
Sandvik AB	373,627	5,100
Securitas AB, Class B	112,770	1,337
Skandinaviska Enskilda Banken AB, Class A	537,067	7,171

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Sweden - 3.0% continued
Skanska AB, Class B	132,876	$3,030
SKF AB, Class B	139,223	3,549
Svenska Cellulosa AB S.C.A., Class B	205,531	5,353
Svenska Handelsbanken AB, Class A	176,071	8,609
Swedbank AB, Class A	319,646	8,471
Swedish Match AB	70,345	2,440
Tele2 AB, Class B	113,396	1,334
Telefonaktiebolaget LM Ericsson, Class B	1,071,469	12,956
TeliaSonera AB	841,986	6,145
Volvo AB, Class B	539,469	7,423

		146,940

Switzerland - 9.4%
ABB Ltd. (Registered)*	773,784	17,856
Actelion Ltd. (Registered)*	36,216	4,578
Adecco S.A. (Registered)*	59,763	4,914
Aryzta A.G.*	26,413	2,500
Aryzta A.G. (Aquis Exchange)	4,637	438
Baloise Holding A.G. (Registered)	16,767	1,976
Barry Callebaut A.G. (Registered)*	754	1,024
Cie Financiere Richemont S.A. (Registered)	183,661	19,276
Coca-Cola HBC A.G. - CDI*	14,830	340
Coca-Cola HBC A.G. ADR*	54,938	1,250
Credit Suisse Group A.G. (Registered)*	533,924	15,204
EMS-Chemie Holding A.G. (Registered)	2,833	1,131
Geberit A.G. (Registered)	13,243	4,651
Givaudan S.A. (Registered)*	3,274	5,462
Glencore PLC	3,739,228	20,836
Holcim Ltd. (Registered)*	80,815	7,104
Julius Baer Group Ltd.*	79,378	3,273
Kuehne + Nagel International A.G. (Registered)	19,111	2,544
Lindt & Spruengli A.G. (Registered)	36	2,224
Lindt & Spruengli A.G. (Participation Certificate)	322	1,639
Lonza Group A.G. (Registered)*	18,585	2,023
Nestle S.A. (Registered)	1,134,721	87,922
Novartis A.G. (Registered)	809,417	73,319
Pargesa Holding S.A. (Bearer)	10,972	985
Partners Group Holding A.G.	6,042	1,650
Roche Holding A.G. (Genusschein)	247,234	73,775
Schindler Holding A.G. (Registered)	7,270	1,096
Schindler Holding A.G. (Participation Certificate)	16,195	2,461
SGS S.A. (Registered)	1,916	4,592
Sika A.G. (Bearer)	759	3,104
Sonova Holding A.G. (Registered)	19,052	2,908
STMicroelectronics N.V.	222,068	1,991
Sulzer A.G. (Registered)	8,701	1,220
Swatch Group (The) A.G. (Bearer)	10,797	6,521
Swatch Group (The) A.G. (Registered)	17,688	1,965
Swiss Life Holding A.G. (Registered)*	11,338	2,689
Swiss Prime Site A.G. (Registered)*	20,290	1,682
Swiss Re A.G.*	123,961	11,032
Swisscom A.G. (Registered)	8,224	4,778
Syngenta A.G. (Registered)	32,789	12,251
Transocean Ltd.	126,627	5,685
UBS A.G. (Registered)*	1,284,936	23,545
Wolseley PLC	94,232	5,160
Zurich Insurance Group A.G.*	52,411	15,801

		466,375

United Kingdom - 20.4%
3i Group PLC	342,757	2,355
Aberdeen Asset Management PLC	321,700	2,500
Admiral Group PLC	67,530	1,795
Aggreko PLC	90,233	2,546
AMEC PLC	105,430	2,190
Anglo American PLC	490,938	11,993
Antofagasta PLC	136,711	1,793
ARM Holdings PLC	498,095	7,519
ASOS PLC*	18,858	953
Associated British Foods PLC	124,976	6,545
AstraZeneca PLC	443,774	33,022
Aviva PLC	1,038,897	9,104
Babcock International Group PLC	175,584	3,492
BAE Systems PLC	1,123,100	8,321
Barclays PLC	5,755,424	20,965
BG Group PLC	1,199,964	25,369
BHP Billiton PLC	743,664	24,213
BP PLC	6,498,113	57,217
British American Tobacco PLC	663,712	39,496
British Land Co. PLC	336,601	4,043
British Sky Broadcasting Group PLC	358,373	5,539
BT Group PLC	2,783,786	18,314
Bunzl PLC	118,739	3,293
Burberry Group PLC	155,574	3,944
Capita PLC	231,221	4,527
Carnival Corp.	2,945	111
Centrica PLC	1,788,541	9,562
Cobham PLC	399,664	2,134

EQUITY INDEX FUNDS     10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
United Kingdom - 20.4% continued
Compass Group PLC	630,624	$11,009
Croda International PLC	48,301	1,821
Diageo PLC	883,658	28,130
Direct Line Insurance Group PLC	526,779	2,438
easyJet PLC	55,753	1,301
Experian PLC	350,021	5,912
Fresnillo PLC	76,391	1,139
Friends Life Group Ltd.	493,664	2,661
G4S PLC	547,622	2,391
GKN PLC	576,630	3,578
GlaxoSmithKline PLC	1,709,366	45,677
Hammerson PLC	248,927	2,469
Hargreaves Lansdown PLC	85,003	1,798
HSBC Holdings PLC	6,627,518	67,283
ICAP PLC	193,063	1,254
IMI PLC	94,892	2,413
Imperial Tobacco Group PLC	338,675	15,230
Inmarsat PLC	148,283	1,895
InterContinental Hotels Group PLC	92,151	3,813
International Consolidated Airlines Group S.A.*	357,805	2,279
Intertek Group PLC	56,213	2,644
Intu Properties PLC	309,477	1,648
Investec PLC	191,569	1,767
ITV PLC	1,338,105	4,075
J Sainsbury PLC	434,845	2,354
Johnson Matthey PLC	71,936	3,813
Kingfisher PLC	839,200	5,150
Land Securities Group PLC	276,092	4,890
Legal & General Group PLC	2,074,301	8,002
Lloyds Banking Group PLC*	20,096,720	25,557
London Stock Exchange Group PLC	62,098	2,131
Marks & Spencer Group PLC	579,314	4,211
Meggitt PLC	279,499	2,417
Melrose Industries PLC	375,469	1,671
National Grid PLC	1,312,122	18,851
Next PLC	54,657	6,053
Old Mutual PLC	1,731,934	5,853
Pearson PLC	288,621	5,696
Persimmon PLC*	107,222	2,332
Petrofac Ltd.	89,935	1,848
Prudential PLC	900,505	20,657
Randgold Resources Ltd.	30,767	2,589
Reckitt Benckiser Group PLC	228,091	19,891
Reed Elsevier PLC	200,979	3,230
Rexam PLC	246,608	2,256
Rio Tinto PLC	447,784	24,162
Rolls-Royce Holdings PLC*	661,811	12,087
Royal Bank of Scotland Group PLC*	872,888	4,919
Royal Dutch Shell PLC, Class A	1,371,077	56,718
Royal Dutch Shell PLC, Class A (LSE European Quoting Service)	275	11
Royal Dutch Shell PLC, Class B	860,115	37,405
Royal Mail PLC	233,152	1,990
RSA Insurance Group PLC	358,989	2,917
SABMiller PLC	339,094	19,646
Sage Group (The) PLC	387,254	2,543
Schroders PLC	43,638	1,869
Segro PLC	262,644	1,552
Severn Trent PLC	83,986	2,775
Shire PLC	206,894	16,223
Smith & Nephew PLC	316,227	5,623
Smiths Group PLC	140,400	3,114
Sports Direct International PLC*	93,513	1,129
SSE PLC	338,673	9,077
Standard Chartered PLC	854,456	17,462
Standard Life PLC	840,995	5,377
Subsea 7 S.A.	99,680	1,860
Tate & Lyle PLC	167,008	1,955
Tesco PLC	2,849,634	13,842
Travis Perkins PLC	87,415	2,447
TUI Travel PLC	177,700	1,209
Tullow Oil PLC	321,954	4,698
Unilever PLC	451,463	20,472
United Utilities Group PLC	239,429	3,611
Vodafone Group PLC	9,303,530	31,090
Weir Group (The) PLC	74,913	3,354
Whitbread PLC	64,316	4,846
William Hill PLC	311,229	1,745
WM Morrison Supermarkets PLC	737,559	2,320
WPP PLC	474,508	10,332

		1,007,312

United States - 0.0%
Carnival PLC	63,000	2,377

Total Common Stocks(2) (Cost $3,905,036)		4,798,938

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke A.G.	18,807	$1,803
Fuchs Petrolub S.E.	25,469	1,152
Henkel A.G. & Co. KGaA	62,948	7,281
Porsche Automobil Holding S.E.	54,210	5,646
Volkswagen A.G.	57,131	15,006

		30,888

Total Preferred Stocks(2) (Cost $20,937)		30,888

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.(1) *	63,165	—
Immoeast A.G.(1) *	62,543	—

		—

Hong Kong - 0.0%
HKT Trust and HKT Ltd.*	140,220	41

Spain - 0.0%
Repsol S.A.*	298,004	203

Total Rights(2) (Cost $221)		244

INVESTMENT COMPANIES - 0.7%
iShares MSCI EAFE ETF	141,065	9,645
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	27,070,181	27,070

Total Investment Companies (Cost $36,298)		36,715

Total Investments - 98.5% (Cost $3,962,492)		4,866,785

Other Assets less Liabilities - 1.5%		71,667

NET ASSETS - 100.0%		$4,938,452

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $39,661,000 with net sales of approximately $12,591,000 during the three months ended June 30, 2014.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Citibank	United States Dollar	7,599	British Pound	4,485	9/17/14	$72
Goldman Sachs	United States Dollar	1,092	Danish Krone	6,016	9/17/14	14
Citibank	United States Dollar	6,720	Euro	4,960	9/17/14	74
UBS	United States Dollar	5,000	Euro	3,684	9/17/14	46
Citibank	United States Dollar	3,413	Japanese Yen	348,030	9/17/14	24
Citibank	United States Dollar	709	Singapore Dollar	886	9/17/14	2
Goldman Sachs	United States Dollar	4,480	Swiss Franc	4,025	9/17/14	62

Total						$294

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Euro Stoxx 50 (Euro)	900	$39,830	Long	9/14	$(404)
FTSE 100 Index (British Pound)	223	25,612	Long	9/14	(42)
Hang Seng Index (Hong Kong Dollar)	16	2,385	Long	7/14	$(10)
SPI 200 Index (Australian Dollar)	76	9,592	Long	9/14	(12)
Topix Index (Japanese Yen)	133	16,575	Long	9/14	382
Yen Denominated Nikkei 225 (Japanese Yen)	60	4,491	Long	9/14	1

Total					$(85)

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.8%
Consumer Staples	11.1
Energy	7.3
Financials	25.4
Health Care	10.5
Industrials	12.7
Information Technology	4.4
Materials	8.0
Telecommunication Services	4.9
Utilities	3.9

Total	100.0%

At June 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.2%
British Pound	21.3
Japanese Yen	20.2
Swiss Franc	9.0
Australian Dollar	7.7
All other currencies less than 5%	10.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities.

Level 3 - Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a strategy).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)		TOTAL (000S)
Common Stocks
Australia	$5,663	$367,737		$—	*	$373,400
Ireland	300	13,800		—		14,100
Israel	281	24,696		—		24,977
Netherlands	228	138,111		—		138,339
Switzerland	1,249	465,126		—		466,375
United Kingdom	3,028	1,004,284		—		1,007,312
All Other Countries	—	2,774,287	(1)	—		2,774,287
Preferred Stocks
Germany	—	30,889		—		30,889
United Kingdom	147	—		—		147
Rights
Hong Kong	—	41		—		41
Spain	203	—		—		203
Investment Companies	36,715	—		—		36,715

Total Investments	$47,814	$4,818,971		$—	*	$4,866,785

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$383	$—		$—		$383
Forward Foreign Currency Exchange Contracts	—	294		—		294
Liabilities
Futures Contracts	(468)	—		—		(468)

Total Other Financial Instruments	$(85)	$294		$—		$209

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Country	Value (000S)	Reason
Common Stocks
Netherlands	$2,646	Valuations at last trade with foreign fair value adjustments

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued	JUNE 30, 2014 (UNAUDITED)

At June 30, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Country	Value (000S)	Reason
Common Stocks
Netherlands	$228	Valuations at last trade price

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$4,074,783

Gross tax appreciation of investments	$921,032
Gross tax depreciation of investments	(129,030)

Net tax appreciation of investments	$792,002

EQUITY INDEX FUNDS     14    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.	26,133	$3,500
B/E Aerospace, Inc.*	81,413	7,530
Esterline Technologies Corp.*	26,365	3,035
Exelis, Inc.	155,601	2,642
Huntington Ingalls Industries, Inc.	40,465	3,828
Oshkosh Corp.	69,877	3,880
Triumph Group, Inc.	42,756	2,985
Woodward, Inc.	48,349	2,426

		29,826

Apparel & Textile Products - 1.3%
Carter’s, Inc.	44,099	3,040
Deckers Outdoor Corp.*	28,447	2,456
Hanesbrands, Inc.	81,977	8,070
Kate Spade & Co.*	104,108	3,970

		17,536

Asset Management - 1.2%
Eaton Vance Corp.	99,326	3,754
Federated Investors, Inc., Class B	77,449	2,395
Janus Capital Group, Inc.	123,924	1,547
SEI Investments Co.	116,860	3,829
Waddell & Reed Financial, Inc., Class A	70,083	4,386

		15,911

Automotive - 0.3%
Gentex Corp.	120,460	3,504

Banking - 5.4%
Associated Banc-Corp.	130,747	2,364
Astoria Financial Corp.	69,293	932
BancorpSouth, Inc.	69,074	1,697
Bank of Hawaii Corp.	36,509	2,143
Cathay General Bancorp	60,793	1,554
City National Corp.	39,414	2,986
Commerce Bancshares, Inc.	66,463	3,091
Cullen/Frost Bankers, Inc.	43,718	3,472
East West Bancorp, Inc.	118,298	4,139
First Horizon National Corp.	194,079	2,302
First Niagara Financial Group, Inc.	290,595	2,540
FirstMerit Corp.	136,808	2,702
Fulton Financial Corp.	155,044	1,921
Hancock Holding Co.	67,548	2,386
International Bancshares Corp.	47,023	1,270
New York Community Bancorp, Inc.	364,708	5,828
PacWest Bancorp	79,040	3,412
Prosperity Bancshares, Inc.	49,240	3,082
Signature Bank*	41,142	5,191
SVB Financial Group*	41,067	4,789
Synovus Financial Corp.	114,049	2,780
TCF Financial Corp.	137,539	2,251
Trustmark Corp.	55,358	1,367
Umpqua Holdings Corp.	141,851	2,542
Valley National Bancorp	164,356	1,629
Washington Federal, Inc.	83,061	1,863
Webster Financial Corp.	74,162	2,339
Westamerica Bancorporation	21,663	1,133

		73,705

Biotechnology & Pharmaceuticals - 1.9%
Cubist Pharmaceuticals, Inc.*	61,962	4,326
Endo International PLC*	115,243	8,069
Mallinckrodt PLC*	48,106	3,850
Salix Pharmaceuticals Ltd.*	52,265	6,447
United Therapeutics Corp.*	36,309	3,213

		25,905

Chemicals - 3.0%
Albemarle Corp.	65,458	4,680
Ashland, Inc.	59,707	6,492
Cabot Corp.	49,147	2,850
Cytec Industries, Inc.	29,536	3,114
Minerals Technologies, Inc.	28,246	1,852
NewMarket Corp.	9,091	3,565
Olin Corp.	65,260	1,757
PolyOne Corp.	77,664	3,273
Rayonier Advanced Materials, Inc.*	34,597	1,340
RPM International, Inc.	109,376	5,051
Sensient Technologies Corp.	40,698	2,268
Valspar (The) Corp.	63,864	4,866

		41,108

Construction Materials - 1.5%
Carlisle Cos., Inc.	52,753	4,570
Eagle Materials, Inc.	41,035	3,869
Louisiana-Pacific Corp.*	115,933	1,741
Martin Marietta Materials, Inc.	38,100	5,031
MDU Resources Group, Inc.	157,975	5,545

		20,756

Consumer Discretionary Services - 2.8%
Aaron’s, Inc.	59,771	2,130
Apollo Education Group, Inc.*	81,430	2,545
Civeo Corp.*	87,678	2,195

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Consumer Discretionary Services - 2.8% continued
Corporate Executive Board (The) Co.	27,651	$1,886
Deluxe Corp.	41,383	2,424
DeVry Education Group, Inc.	46,851	1,984
FTI Consulting, Inc.*	33,333	1,261
HMS Holdings Corp.*	72,058	1,471
Manpowergroup, Inc.	65,654	5,571
Rent-A-Center, Inc.	43,203	1,239
Rollins, Inc.	52,737	1,582
RR Donnelley & Sons Co.	164,345	2,787
Service Corp. International	175,860	3,644
Sotheby’s	56,752	2,383
Towers Watson & Co., Class A	52,687	5,491
TravelCenters of America LLC(1) *	80,000	—

		38,593

Consumer Products - 3.1%
Church & Dwight Co., Inc.	111,858	7,824
Dean Foods Co.	76,502	1,346
Energizer Holdings, Inc.	50,740	6,192
Flowers Foods, Inc.	145,026	3,057
Hain Celestial Group (The), Inc.*	41,235	3,659
Hillshire Brands (The) Co.	100,924	6,288
Ingredion, Inc.	61,397	4,607
Lancaster Colony Corp.	15,956	1,518
Post Holdings, Inc.*	36,185	1,842
Tootsie Roll Industries, Inc.	17,054	502
Universal Corp.	19,046	1,054
WhiteWave Foods (The) Co.*	143,267	4,638

		42,527

Containers & Packaging - 1.6%
AptarGroup, Inc.	53,831	3,607
Greif, Inc., Class A	25,023	1,365
Packaging Corp. of America	81,011	5,792
Rock-Tenn Co., Class A	59,129	6,243
Silgan Holdings, Inc.	35,982	1,829
Sonoco Products Co.	84,021	3,691

		22,527

Design, Manufacturing & Distribution - 0.7%
Arrow Electronics, Inc.*	82,072	4,958
Avnet, Inc.	114,088	5,055

		10,013

Distribution/Wholesale - Consumer Staples - 0.2%
United Natural Foods, Inc.*	40,755	2,653

Distributors - 0.9%
Ingram Micro, Inc., Class A*	127,742	3,731
LKQ Corp.*	248,376	6,629
Tech Data Corp.*	31,268	1,955

		12,315

Electrical Equipment - 2.1%
Acuity Brands, Inc.	35,552	4,915
Belden, Inc.	36,239	2,832
Hubbell, Inc., Class B	44,262	5,451
Itron, Inc.*	32,174	1,305
Lennox International, Inc.	37,290	3,340
National Instruments Corp.	80,665	2,613
Trimble Navigation Ltd.*	214,616	7,930

		28,386

Engineering & Construction Services - 0.7%
AECOM Technology Corp.*	81,344	2,619
Granite Construction, Inc.	29,753	1,071
KBR, Inc.	120,726	2,879
URS Corp.	56,830	2,606

		9,175

Forest & Paper Products - 0.2%
Domtar Corp.	53,340	2,286

Hardware - 3.5%
3D Systems Corp.*	84,094	5,029
ADTRAN, Inc.	46,992	1,060
ARRIS Group, Inc.*	98,090	3,191
Ciena Corp.*	86,248	1,868
Diebold, Inc.	53,393	2,145
Fortinet, Inc.*	112,341	2,823
InterDigital, Inc.	33,276	1,590
JDS Uniphase Corp.*	193,875	2,418
Knowles Corp.*	69,828	2,146
Lexmark International, Inc., Class A	51,201	2,466
MICROS Systems, Inc.*	61,361	4,166
NCR Corp.*	138,120	4,847
Plantronics, Inc.	34,841	1,674
Polycom, Inc.*	114,353	1,433
Riverbed Technology, Inc.*	132,558	2,735
Rovi Corp.*	77,955	1,868
VeriFone Systems, Inc.*	91,942	3,379
Zebra Technologies Corp., Class A*	41,672	3,430

		48,268

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Health Care Facilities/Services - 3.5%
Charles River Laboratories International, Inc.*	39,798	$2,130
Community Health Systems, Inc.*	94,855	4,303
Covance, Inc.*	47,239	4,043
Health Net, Inc.*	66,288	2,754
Henry Schein, Inc.*	70,145	8,324
LifePoint Hospitals, Inc.*	36,522	2,268
MEDNAX, Inc.*	81,790	4,756
Omnicare, Inc.	81,466	5,423
Owens & Minor, Inc.	51,823	1,761
Universal Health Services, Inc., Class B	73,960	7,082
VCA, Inc.*	72,464	2,543
WellCare Health Plans, Inc.*	36,270	2,708

		48,095

Home & Office Products - 2.0%
Fortune Brands Home & Security, Inc.	136,791	5,462
Herman Miller, Inc.	48,396	1,463
HNI Corp.	37,218	1,456
KB Home	74,604	1,394
MDC Holdings, Inc.	31,745	961
NVR, Inc.*	3,354	3,859
Scotts Miracle-Gro (The) Co., Class A	35,800	2,036
Tempur Sealy International, Inc.*	49,796	2,973
Toll Brothers, Inc.*	132,047	4,872
Tupperware Brands Corp.	41,348	3,461

		27,937

Industrial Distribution - 0.4%
MSC Industrial Direct Co., Inc., Class A	39,081	3,738
Watsco, Inc.	22,564	2,318

		6,056

Institutional Financial Services - 0.6%
CBOE Holdings, Inc.	70,993	3,494
Raymond James Financial, Inc.	102,177	5,183

		8,677

Insurance - 4.4%
Alleghany Corp.*	13,563	5,942
American Financial Group, Inc.	58,817	3,503
Arthur J Gallagher & Co.	129,243	6,023
Aspen Insurance Holdings Ltd.	54,043	2,455
Brown & Brown, Inc.	97,933	3,008
Everest Re Group Ltd.	37,926	6,087
Hanover Insurance Group (The), Inc.	36,428	2,300
HCC Insurance Holdings, Inc.	81,950	4,011
Kemper Corp.	41,970	1,547
Mercury General Corp.	29,829	1,403
Old Republic International Corp.	198,918	3,290
Primerica, Inc.	44,580	2,133
Protective Life Corp.	64,894	4,499
Reinsurance Group of America, Inc.	56,879	4,488
RenaissanceRe Holdings Ltd.	33,354	3,569
StanCorp Financial Group, Inc.	35,929	2,299
WR Berkley Corp.	84,916	3,932

		60,489

Iron & Steel - 1.2%
Carpenter Technology Corp.	43,570	2,756
Cliffs Natural Resources, Inc.	126,269	1,900
Commercial Metals Co.	96,339	1,668
Reliance Steel & Aluminum Co.	64,067	4,722
Steel Dynamics, Inc.	184,491	3,312
Worthington Industries, Inc.	42,775	1,841

		16,199

Leisure Products - 1.3%
Brunswick Corp.	76,611	3,228
Jarden Corp.*	98,774	5,862
Polaris Industries, Inc.	54,188	7,058
Thor Industries, Inc.	36,755	2,090

		18,238

Machinery - 3.4%
AGCO Corp.	72,037	4,050
Crane Co.	40,663	3,024
FEI Co.	34,859	3,163
Graco, Inc.	49,974	3,902
IDEX Corp.	66,443	5,365
ITT Corp.	75,592	3,636
Kennametal, Inc.	64,570	2,988
Lincoln Electric Holdings, Inc.	66,164	4,623
MSA Safety, Inc.	25,977	1,493
Nordson Corp.	49,236	3,948
Regal-Beloit Corp.	37,011	2,908
SPX Corp.	36,045	3,900
Terex Corp.	90,873	3,735

		46,735

Manufactured Goods - 0.6%
Timken (The) Co.	63,044	4,277

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Manufactured Goods - 0.6% continued
Valmont Industries, Inc.	22,159	$3,367

		7,644

Media Content - 1.4%
AMC Networks, Inc., Class A*	48,660	2,992
AOL, Inc.*	65,905	2,622
Conversant, Inc.*	52,029	1,321
DreamWorks Animation SKG, Inc., Class A*	59,011	1,373
John Wiley & Sons, Inc., Class A	38,633	2,341
Lamar Advertising Co., Class A	54,241	2,875
Meredith Corp.	30,468	1,473
New York Times (The) Co., Class A	103,306	1,571
Time, Inc.*	91,686	2,221

		18,789

Medical Equipment/Devices - 3.6%
Align Technology, Inc.*	58,883	3,300
Bio-Rad Laboratories, Inc., Class A*	16,705	2,000
Cooper (The) Cos., Inc.	39,511	5,355
Hill-Rom Holdings, Inc.	47,094	1,955
Hologic, Inc.*	227,358	5,763
IDEXX Laboratories, Inc.*	42,203	5,637
Mettler-Toledo International, Inc.*	24,006	6,078
ResMed, Inc.	115,459	5,845
Sirona Dental Systems, Inc.*	45,663	3,765
STERIS Corp.	48,406	2,589
Techne Corp.	27,275	2,525
Teleflex, Inc.	34,055	3,596
Thoratec Corp.*	46,636	1,626

		50,034

Metals & Mining - 0.6%
Compass Minerals International, Inc.	27,499	2,633
Harsco Corp.	66,288	1,765
Royal Gold, Inc.	53,442	4,068

		8,466

Oil, Gas & Coal - 5.5%
Atwood Oceanics, Inc.*	47,461	2,491
Bill Barrett Corp.*	41,193	1,103
CARBO Ceramics, Inc.	16,320	2,515
Dresser-Rand Group, Inc.*	63,005	4,015
Dril-Quip, Inc.*	33,378	3,646
Energen Corp.	59,739	5,310
Gulfport Energy Corp.*	70,374	4,419
Helix Energy Solutions Group, Inc.*	80,751	2,125
HollyFrontier Corp.	163,368	7,138
Murphy USA, Inc.*	36,439	1,781
NOW, Inc.*	88,324	3,198
Oceaneering International, Inc.	88,795	6,938
Oil States International, Inc.*	43,839	2,810
Patterson-UTI Energy, Inc.	119,118	4,162
Rosetta Resources, Inc.*	50,342	2,761
SM Energy Co.	55,082	4,632
Superior Energy Services, Inc.	128,794	4,655
Tidewater, Inc.	40,586	2,279
Unit Corp.*	36,361	2,503
World Fuel Services Corp.	59,484	2,928
WPX Energy, Inc.*	166,695	3,986

		75,395

Real Estate Investment Trusts - 8.7%
Alexandria Real Estate Equities, Inc.	58,816	4,566
American Campus Communities, Inc.	86,051	3,291
BioMed Realty Trust, Inc.	158,039	3,450
Camden Property Trust	70,530	5,018
Corporate Office Properties Trust	71,758	1,996
Corrections Corp. of America	96,001	3,154
Duke Realty Corp.	271,258	4,926
Equity One, Inc.	52,050	1,228
Extra Space Storage, Inc.	90,839	4,837
Federal Realty Investment Trust	55,342	6,692
Highwoods Properties, Inc.	74,392	3,121
Home Properties, Inc.	46,843	2,996
Hospitality Properties Trust	122,874	3,735
Kilroy Realty Corp.	67,847	4,225
LaSalle Hotel Properties	86,504	3,053
Liberty Property Trust	121,647	4,614
Mack-Cali Realty Corp.	72,708	1,562
Mid-America Apartment Communities, Inc.	61,896	4,521
National Retail Properties, Inc.	101,391	3,771
Omega Healthcare Investors, Inc.	103,715	3,823
Potlatch Corp.	33,459	1,385
Rayonier, Inc.	103,790	3,690
Rayonier, Inc. - (Fractional Shares)*	50,000	—
Realty Income Corp.	182,198	8,093
Regency Centers Corp.	75,827	4,222
Senior Housing Properties Trust	167,682	4,073
SL Green Realty Corp.	78,542	8,593
Taubman Centers, Inc.	52,153	3,954
UDR, Inc.	206,489	5,912

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Real Estate Investment Trusts - 8.7% continued
Washington Prime Group, Inc.*	127,792	$2,395
Weingarten Realty Investors	92,883	3,050

		119,946

Real Estate Operating & Services - 0.4%
Alexander & Baldwin, Inc.	35,201	1,459
Jones Lang LaSalle, Inc.	36,764	4,647

		6,106

Recreational Facilities & Services - 0.6%
Cinemark Holdings, Inc.	85,969	3,040
International Speedway Corp., Class A	23,296	775
Life Time Fitness, Inc.*	30,944	1,508
Live Nation Entertainment, Inc.*	116,993	2,889

		8,212

Renewable Energy - 0.3%
SunEdison, Inc.*	202,978	4,587

Retail Discretionary - 4.1%
A.O. Smith Corp.	62,385	3,093
Abercrombie & Fitch Co., Class A	59,883	2,590
Advance Auto Parts, Inc.	60,034	8,100
American Eagle Outfitters, Inc.	141,366	1,586
ANN, Inc.*	38,545	1,586
Ascena Retail Group, Inc.*	106,029	1,813
Cabela’s, Inc.*	38,711	2,416
Chico’s FAS, Inc.	126,137	2,139
Copart, Inc.*	92,643	3,332
Dick’s Sporting Goods, Inc.	81,728	3,805
Foot Locker, Inc.	119,966	6,085
Guess?, Inc.	48,737	1,316
HSN, Inc.	27,438	1,625
J.C. Penney Co., Inc.*	250,085	2,263
Office Depot, Inc.*	402,077	2,288
Signet Jewelers Ltd.	65,910	7,289
Williams-Sonoma, Inc.	72,001	5,168

		56,494

Retail Staples - 0.4%
Big Lots, Inc.*	45,651	2,086
CST Brands, Inc.	62,109	2,143
SUPERVALU, Inc.*	162,370	1,335

		5,564

Semiconductors - 2.6%
Advanced Micro Devices, Inc.*	532,665	2,232
Atmel Corp.*	346,178	3,244
Cree, Inc.*	100,328	5,011
Cypress Semiconductor Corp.*	119,191	1,300
Fairchild Semiconductor International, Inc.*	102,865	1,605
Integrated Device Technology, Inc.*	112,017	1,732
International Rectifier Corp.*	58,495	1,632
Intersil Corp., Class A	106,541	1,593
RF Micro Devices, Inc.*	235,321	2,257
Semtech Corp.*	55,341	1,447
Silicon Laboratories, Inc.*	32,865	1,618
Skyworks Solutions, Inc.	155,920	7,322
Teradyne, Inc.	159,220	3,121
Vishay Intertechnology, Inc.	111,337	1,724

		35,838

Software - 3.7%
ACI Worldwide, Inc.*	31,156	1,739
Acxiom Corp.*	63,914	1,386
Advent Software, Inc.	33,296	1,085
Allscripts Healthcare Solutions, Inc.*	130,782	2,099
ANSYS, Inc.*	76,353	5,789
Cadence Design Systems, Inc.*	237,335	4,151
CommVault Systems, Inc.*	36,629	1,801
Compuware Corp.	181,575	1,814
Concur Technologies, Inc.*	39,337	3,672
Informatica Corp.*	90,311	3,220
Jack Henry & Associates, Inc.	69,546	4,133
Mentor Graphics Corp.	80,036	1,726
NeuStar, Inc., Class A*	49,182	1,280
PTC, Inc.*	97,442	3,781
SolarWinds, Inc.*	54,275	2,098
Solera Holdings, Inc.	56,650	3,804
Synopsys, Inc.*	127,237	4,939
TIBCO Software, Inc.*	125,322	2,528

		51,045

Specialty Finance - 1.9%
CoreLogic, Inc.*	75,996	2,307
First American Financial Corp.	88,060	2,447
GATX Corp.	37,745	2,527
Global Payments, Inc.	59,063	4,303
SLM Corp.	347,977	2,892
United Rentals, Inc.*	80,004	8,379
WEX, Inc.*	31,958	3,354

		26,209

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.2% continued
Technology Services - 2.0%
Broadridge Financial Solutions, Inc.	99,218	$4,132
Convergys Corp.	83,861	1,798
DST Systems, Inc.	28,721	2,647
FactSet Research Systems, Inc.	32,376	3,894
Fair Isaac Corp.	28,187	1,797
Gartner, Inc.*	74,224	5,234
Leidos Holdings, Inc.	52,187	2,001
MSCI, Inc.*	96,261	4,414
Science Applications International Corp.	33,563	1,482

		27,399

Telecom - 1.4%
Equinix, Inc.*	40,970	8,607
Rackspace Hosting, Inc.*	96,132	3,236
Telephone & Data Systems, Inc.	81,233	2,121
tw telecom, Inc.*	113,475	4,574

		18,538

Transportation & Logistics - 1.8%
Con-way, Inc.	47,199	2,379
Genesee & Wyoming, Inc., Class A*	42,048	4,415
JB Hunt Transport Services, Inc.	75,112	5,542
Kirby Corp.*	46,911	5,495
Landstar System, Inc.	36,960	2,366
Old Dominion Freight Line, Inc.*	57,252	3,646
Werner Enterprises, Inc.	37,169	985

		24,828

Transportation Equipment - 0.9%
Trinity Industries, Inc.	127,214	5,562
Wabtec Corp.	79,319	6,551

		12,113

Travel, Lodging & Dining - 1.9%
Alaska Air Group, Inc.	56,410	5,362
Bally Technologies, Inc.*	32,477	2,135
Brinker International, Inc.	53,441	2,600
Cheesecake Factory (The), Inc.	37,828	1,756
Domino’s Pizza, Inc.	45,728	3,342
International Game Technology	203,217	3,233
JetBlue Airways Corp.*	186,934	2,028
Panera Bread Co., Class A*	21,470	3,217
Wendy’s (The) Co.	216,456	1,846

		25,519

Utilities - 4.3%
Alliant Energy Corp.	91,139	5,547
Aqua America, Inc.	146,282	3,835
Atmos Energy Corp.	82,270	4,393
Black Hills Corp.	36,554	2,244
Cleco Corp.	49,656	2,927
Great Plains Energy, Inc.	126,337	3,395
Hawaiian Electric Industries, Inc.	83,212	2,107
IDACORP, Inc.	41,259	2,386
National Fuel Gas Co.	69,176	5,416
OGE Energy Corp.	164,449	6,427
ONE Gas, Inc.	42,613	1,609
PNM Resources, Inc.	65,339	1,916
Questar Corp.	143,800	3,566
UGI Corp.	94,989	4,797
Vectren Corp.	67,642	2,875
Westar Energy, Inc.	105,705	4,037
WGL Holdings, Inc.	42,625	1,837

		59,314

Waste & Environment Service Equipment & Facilities - 1.1%
CLARCOR, Inc.	41,344	2,557
Clean Harbors, Inc.*	45,366	2,915
Donaldson Co., Inc.	108,190	4,579
Waste Connections, Inc.	102,061	4,955

		15,006

Total Common Stocks (Cost $922,486)		1,334,466

INVESTMENT COMPANIES - 1.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	24,810,894	24,811

Total Investment Companies (Cost $24,811)		24,811

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.04%, 10/2/14(4)	$2,455	$2,455

Total Short-Term Investments (Cost $2,455)		2,455

Total Investments - 99.2% (Cost $949,752)		1,361,732

Other Assets less Liabilities - 0.8%		10,948

NET ASSETS - 100.0%		$1,372,680

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $23,834,000 with net purchases of approximately $977,000 during the three months ended June 30, 2014.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P MidCap 400	288	$41,164	Long	9/14	$498

At June 30, 2014, the industry sectors for the Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.1%
Consumer Staples	3.5
Energy	5.3
Financials	22.1
Health Care	9.5
Industrials	17.1
Information Technology	16.5
Materials	7.6
Telecommunication Services	0.5
Utilities	4.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$1,334,466	(1)	$—	$—	$1,334,466
Investment Companies	24,811		—	—	24,811
Short-Term Investments	—		2,455	—	2,455

Total Investments	$1,359,277		$2,455	$—	$1,361,732

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$498		$—	$—	$498

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$964,475

Gross tax appreciation of investments	$411,288
Gross tax depreciation of investments	(14,031)

Net tax appreciation of investments	$397,257

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3%
Aerospace & Defense - 1.5%
AAR Corp.	21,812	$601
Aerovironment, Inc.*	10,547	335
Astronics Corp.*	8,648	488
Ducommun, Inc.*	6,037	158
Erickson, Inc.*	3,348	54
Esterline Technologies Corp.*	17,536	2,019
GenCorp, Inc.*	32,972	630
HEICO Corp.	36,654	1,904
LMI Aerospace, Inc.*	5,829	76
Moog, Inc., Class A*	24,528	1,788
National Presto Industries, Inc.	2,667	194
Orbital Sciences Corp.*	33,385	986
SIFCO Industries, Inc.	1,397	44
Smith & Wesson Holding Corp.*	30,279	440
Sturm Ruger & Co., Inc.	10,692	631
Taser International, Inc.*	29,688	395
Teledyne Technologies, Inc.*	20,692	2,011
Woodward, Inc.	36,547	1,834

		14,588

Apparel & Textile Products - 1.2%
Albany International Corp., Class A	15,524	589
Columbia Sportswear Co.	7,576	626
Crocs, Inc.*	48,266	725
Culp, Inc.	4,745	83
G&K Services, Inc., Class A	10,994	572
G-III Apparel Group Ltd.*	9,851	804
Iconix Brand Group, Inc.*	25,243	1,084
Oxford Industries, Inc.	8,015	534
Perry Ellis International, Inc.*	6,706	117
Quiksilver, Inc.*	74,319	266
R.G. Barry Corp.	5,434	103
Sequential Brands Group, Inc.*	9,302	129
Skechers U.S.A., Inc., Class A*	21,549	985
Steven Madden Ltd.*	32,120	1,102
Tumi Holdings, Inc.*	27,912	562
Unifi, Inc.*	8,082	223
UniFirst Corp.	8,134	862
Vera Bradley, Inc.*	12,018	263
Vince Holding Corp.*	6,157	226
Weyco Group, Inc.	3,570	98
Wolverine World Wide, Inc.	55,916	1,457

		11,410

Asset Management - 0.6%
Altisource Asset Management Corp.*	777	562
Calamos Asset Management, Inc., Class A	9,540	128
Cohen & Steers, Inc.	10,685	464
Diamond Hill Investment Group, Inc.	1,562	199
Financial Engines, Inc.	28,357	1,284
GAMCO Investors, Inc., Class A	3,538	294
Janus Capital Group, Inc.	82,407	1,028
Ladenburg Thalmann Financial Services, Inc.*	55,069	173
Manning & Napier, Inc.	7,458	129
Oppenheimer Holdings, Inc., Class A	5,700	137
Pzena Investment Management, Inc., Class A	6,433	72
Silvercrest Asset Management Group, Inc., Class A	3,063	53
Virtus Investment Partners, Inc.*	3,898	825
Westwood Holdings Group, Inc.	4,039	242
WisdomTree Investments, Inc.*	59,306	733

		6,323

Automotive - 1.4%
Actuant Corp., Class A	39,147	1,353
American Axle & Manufacturing Holdings, Inc.*	37,306	705
Cooper Tire & Rubber Co.	34,992	1,050
Cooper-Standard Holding, Inc.*	7,546	499
Dana Holding Corp.	86,403	2,110
Dorman Products, Inc.*	14,897	735
Federal-Mogul Holdings Corp.*	15,897	322
Fuel Systems Solutions, Inc.*	7,626	85
Gentherm, Inc.*	19,440	864
Methode Electronics, Inc.	20,859	797
Miller Industries, Inc.	6,287	129
Modine Manufacturing Co.*	26,276	414
Motorcar Parts of America, Inc.*	8,316	202
Remy International, Inc.	7,818	183
Standard Motor Products, Inc.	10,918	488
Strattec Security Corp.	1,911	123
Superior Industries International, Inc.	13,034	269
Tenneco, Inc.*	33,551	2,204
Tower International, Inc.*	11,351	418
TriMas Corp.*	24,928	950

		13,900

Banking - 8.4%
1st Source Corp.	8,282	254

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Banking - 8.4% continued
1st United Bancorp, Inc.	16,268	$140
American National Bankshares, Inc.	4,303	94
Ameris Bancorp*	13,876	299
Ames National Corp.	4,557	105
Arrow Financial Corp.	5,911	153
Astoria Financial Corp.	47,754	642
Banc of California, Inc.	16,374	178
BancFirst Corp.	3,933	243
Banco Latinoamericano de Comercio Exterior S.A., Class E	16,371	486
Bancorp (The), Inc.*	18,220	217
BancorpSouth, Inc.	52,928	1,300
Bank Mutual Corp.	25,691	149
Bank of Kentucky Financial (The) Corp.	3,500	122
Bank of Marin Bancorp	3,252	148
Bank of the Ozarks, Inc.	43,901	1,469
BankFinancial Corp.	10,266	115
Banner Corp.	10,788	428
BBCN Bancorp, Inc.	43,816	699
Beneficial Mutual Bancorp, Inc.*	16,186	219
Berkshire Hills Bancorp, Inc.	13,866	322
BNC Bancorp	11,001	188
BofI Holding, Inc.*	7,824	575
Boston Private Financial Holdings, Inc.	44,079	592
Bridge Bancorp, Inc.	6,373	153
Bridge Capital Holdings*	5,415	131
Brookline Bancorp, Inc.	38,920	365
Bryn Mawr Bank Corp.	7,538	220
Camden National Corp.	4,093	159
Capital Bank Financial Corp., Class A*	13,362	315
Capital City Bank Group, Inc.	5,887	86
Capitol Federal Financial, Inc.	78,876	959
Cardinal Financial Corp.	17,609	325
Cascade Bancorp*	17,406	91
Cathay General Bancorp	43,889	1,122
Center Bancorp, Inc.	6,457	124
Centerstate Banks, Inc.	19,585	219
Central Pacific Financial Corp.	9,427	187
Century Bancorp, Inc., Class A	1,981	70
Charter Financial Corp.	12,317	137
Chemical Financial Corp.	16,474	463
Citizens & Northern Corp.	6,822	133
City Holding Co.	8,654	390
Clifton Bancorp, Inc.	14,548	184
CNB Financial Corp.	7,954	134
CoBiz Financial, Inc.	19,767	213
Columbia Banking System, Inc.	28,992	763
Community Bank System, Inc.	22,432	812
Community Trust Bancorp, Inc.	8,621	295
CommunityOne Bancorp*	6,396	62
ConnectOne Bancorp, Inc.*	2,304	115
CU Bancorp*	5,497	105
Customers Bancorp, Inc.*	14,067	281
CVB Financial Corp.	58,351	935
Dime Community Bancshares, Inc.	18,100	286
Eagle Bancorp, Inc.*	12,545	423
Enterprise Bancorp, Inc.	4,067	84
Enterprise Financial Services Corp.	10,970	198
ESB Financial Corp.	7,212	93
EverBank Financial Corp.	50,218	1,012
Fidelity Southern Corp.	9,136	119
Financial Institutions, Inc.	7,638	179
First BanCorp*	57,463	313
First Bancorp	10,872	200
First Bancorp, Inc.	5,359	94
First Busey Corp.	40,008	232
First Business Financial Services, Inc.	2,168	102
First Citizens BancShares, Inc., Class A	4,172	1,022
First Commonwealth Financial Corp.	51,840	478
First Community Bancshares, Inc.	9,090	130
First Connecticut Bancorp, Inc.	8,927	143
First Defiance Financial Corp.	5,332	153
First Financial Bancorp	31,808	547
First Financial Bankshares, Inc.	35,298	1,107
First Financial Corp.	6,280	202
First Financial Northwest, Inc.	8,060	88
First Interstate Bancsystem, Inc.	9,971	271
First Merchants Corp.	19,869	420
First Midwest Bancorp, Inc.	41,496	707
First NBC Bank Holding Co.*	8,224	276
First of Long Island (The) Corp.	4,403	172
FirstMerit Corp.	91,155	1,800
Flushing Financial Corp.	16,688	343
FNB Corp.	91,771	1,177
Fox Chase Bancorp, Inc.	6,598	111
Franklin Financial Corp.*	5,354	116
German American Bancorp, Inc.	7,363	199
Glacier Bancorp, Inc.	41,051	1,165
Great Southern Bancorp, Inc.	5,716	183

EQUITY INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Banking - 8.4% continued
Guaranty Bancorp	8,096	$113
Hampton Roads Bankshares, Inc.*	18,964	33
Hancock Holding Co.	45,380	1,603
Hanmi Financial Corp.	17,553	370
Heartland Financial USA, Inc.	8,692	215
Heritage Commerce Corp.	11,521	94
Heritage Financial Corp.	16,717	269
Heritage Oaks Bancorp*	12,271	94
Home BancShares, Inc.	29,844	979
HomeTrust Bancshares, Inc.*	11,467	181
Horizon Bancorp	5,074	111
Hudson Valley Holding Corp.	8,133	147
Iberiabank Corp.	17,315	1,198
Independent Bank Corp.	13,167	505
Independent Bank Corp.	12,614	162
Independent Bank Group, Inc.	5,037	280
International Bancshares Corp.	29,933	808
Investors Bancorp, Inc.	197,271	2,180
Kearny Financial Corp.*	7,738	117
Lakeland Bancorp, Inc.	20,947	226
Lakeland Financial Corp.	9,103	347
Macatawa Bank Corp.	14,413	73
MainSource Financial Group, Inc.	11,275	195
MB Financial, Inc.	30,407	823
Mercantile Bank Corp.	9,267	212
Merchants Bancshares, Inc.	2,836	91
Meridian Interstate Bancorp, Inc.*	4,581	118
Metro Bancorp, Inc.*	7,815	181
MidSouth Bancorp, Inc.	4,525	90
MidWestOne Financial Group, Inc.	3,789	91
NASB Financial, Inc.	1,927	46
National Bank Holdings Corp., Class A	22,685	452
National Bankshares, Inc.	3,833	118
National Penn Bancshares, Inc.	64,769	685
NBT Bancorp, Inc.	24,122	579
NewBridge Bancorp*	18,519	149
Northfield Bancorp, Inc.	29,497	387
Northrim BanCorp, Inc.	3,725	95
Northwest Bancshares, Inc.	52,188	708
OceanFirst Financial Corp.	7,389	122
OFG Bancorp	24,799	457
Old Line Bancshares, Inc.	4,614	73
Old National Bancorp	58,264	832
OmniAmerican Bancorp, Inc.	6,349	159
Opus Bank*	2,823	82
Oritani Financial Corp.	25,229	388
Pacific Continental Corp.	9,801	135
Pacific Premier Bancorp, Inc.*	9,463	133
Palmetto Bancshares, Inc.*	2,505	36
Park National Corp.	7,060	545
Park Sterling Corp.	24,690	163
Peapack Gladstone Financial Corp.	6,572	139
Penns Woods Bancorp, Inc.	2,657	125
Peoples Bancorp, Inc.	6,006	159
Peoples Financial Services Corp.	4,159	214
Pinnacle Financial Partners, Inc.	19,594	774
Preferred Bank*	6,469	153
PrivateBancorp, Inc.	39,477	1,147
Prosperity Bancshares, Inc.	38,440	2,406
Provident Financial Services, Inc.	33,234	576
Renasant Corp.	17,367	505
Republic Bancorp, Inc., Class A	5,428	129
Republic First Bancorp, Inc.*	17,041	86
S&T Bancorp, Inc.	16,404	408
Sandy Spring Bancorp, Inc.	13,843	345
Seacoast Banking Corp. of Florida*	10,654	116
ServisFirst Bancshares, Inc.*	344	30
Sierra Bancorp	6,709	106
Simmons First National Corp., Class A	8,992	354
South State Corp.	13,302	811
Southside Bancshares, Inc.	10,368	300
Southwest Bancorp, Inc.	10,909	186
Square 1 Financial, Inc. Class A*	3,292	63
State Bank Financial Corp.	17,711	300
Sterling Bancorp	46,126	554
Stock Yards Bancorp, Inc.	8,091	242
Stonegate Bank	5,483	138
Suffolk Bancorp*	6,383	142
Sun Bancorp, Inc.*	23,492	94
Susquehanna Bancshares, Inc.	103,470	1,093
Talmer Bancorp, Inc. Class A*	9,870	136
Taylor Capital Group, Inc.*	9,646	206
Territorial Bancorp, Inc.	4,805	100
Texas Capital Bancshares, Inc.*	23,730	1,280
Tompkins Financial Corp.	8,234	397
TowneBank	16,316	256
Trico Bancshares	8,886	206
Tristate Capital Holdings, Inc.*	12,171	172

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Banking - 8.4% continued
TrustCo Bank Corp. NY	52,154	$348
Trustmark Corp.	37,180	918
UMB Financial Corp.	20,796	1,318
Umpqua Holdings Corp.	91,829	1,646
Union Bankshares Corp.	25,519	655
United Bankshares, Inc.	38,087	1,231
United Community Banks, Inc.	27,546	451
United Community Financial Corp.*	28,174	116
United Financial Bancorp, Inc.	29,038	393
Univest Corp. of Pennsylvania	8,971	186
Valley National Bancorp	110,485	1,095
VantageSouth Bancshares, Inc.*	11,694	70
ViewPoint Financial Group, Inc.	22,014	592
Washington Federal, Inc.	55,845	1,253
Washington Trust Bancorp, Inc.	8,103	298
Waterstone Financial, Inc.	18,932	216
Webster Financial Corp.	49,790	1,570
WesBanco, Inc.	14,505	450
West Bancorporation, Inc.	8,815	134
Westamerica Bancorporation	14,489	757
Western Alliance Bancorp*	41,588	990
Wilshire Bancorp, Inc.	38,719	398
Wintrust Financial Corp.	25,659	1,180
WSFS Financial Corp.	4,906	361
Yadkin Financial Corp.*	7,567	143

		82,297

Biotechnology & Pharmaceuticals - 6.4%
ACADIA Pharmaceuticals, Inc.*	43,396	980
Acceleron Pharma, Inc.*	9,063	308
AcelRx Pharmaceuticals, Inc.*	13,677	140
Aceto Corp.	15,832	287
Achaogen, Inc.*	3,801	53
Achillion Pharmaceuticals, Inc.*	53,339	404
Acorda Therapeutics, Inc.*	22,889	772
Actinium Pharmaceuticals, Inc.*	10,913	79
Adamas Pharmaceuticals, Inc.*	1,600	29
Aegerion Pharmaceuticals, Inc.*	16,248	521
Aerie Pharmaceuticals, Inc.*	5,786	143
Agenus, Inc.*	34,247	110
Agios Pharmaceuticals, Inc.*	7,479	343
Akebia Therapeutics, Inc.*	4,311	120
Akorn, Inc.*	34,359	1,142
Albany Molecular Research, Inc.*	12,976	261
Alder Biopharmaceuticals, Inc.*	4,401	88
Alimera Sciences, Inc.*	14,437	86
AMAG Pharmaceuticals, Inc.*	12,063	250
Ampio Pharmaceuticals, Inc.*	22,551	188
Anacor Pharmaceuticals, Inc.*	18,144	322
ANI Pharmaceuticals, Inc.*	3,788	130
Anika Therapeutics, Inc.*	7,946	368
Antares Pharma, Inc.*	64,206	171
Applied Genetic Technologies Corp.*	2,667	62
Aratana Therapeutics, Inc.*	13,463	210
Ardelyx, Inc.*	329	5
Arena Pharmaceuticals, Inc.*	121,041	709
Ariad Pharmaceuticals, Inc.*	90,838	579
Array BioPharma, Inc.*	69,320	316
Arrowhead Research Corp.*	28,587	409
Auspex Pharmaceuticals, Inc.*	4,390	98
Auxilium Pharmaceuticals, Inc.*	27,751	557
AVANIR Pharmaceuticals, Inc., Class A*	88,098	497
BioCryst Pharmaceuticals, Inc.*	38,601	492
BioDelivery Sciences International, Inc.*	23,060	278
Bio-Path Holdings, Inc.*	40,443	123
BioSpecifics Technologies Corp.*	1,978	53
BioTime, Inc.*	28,623	87
Bluebird Bio, Inc.*	10,503	405
Cambrex Corp.*	16,879	349
Cara Therapeutics, Inc.*	3,062	52
Celldex Therapeutics, Inc.*	49,250	804
Cellular Dynamics International, Inc.*	5,342	78
Cempra, Inc.*	12,602	135
ChemoCentryx, Inc.*	15,056	88
Chimerix, Inc.*	14,852	326
Clovis Oncology, Inc.*	13,599	563
Corcept Therapeutics, Inc.*	30,094	84
CTI BioPharma Corp.*	73,973	208
Cytokinetics, Inc.*	19,448	93
CytRx Corp.*	30,727	128
Dendreon Corp.*	87,831	202
Depomed, Inc.*	31,858	443
Dicerna Pharmaceuticals, Inc.*	1,996	45
Durata Therapeutics, Inc.*	8,547	146
Dyax Corp.*	74,829	718
Dynavax Technologies Corp.*	144,700	232
Egalet Corp.*	2,218	29
Eleven Biotherapeutics, Inc.*	2,587	34
Emergent Biosolutions, Inc.*	16,095	362

EQUITY INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Biotechnology & Pharmaceuticals - 6.4% continued
Enanta Pharmaceuticals, Inc.*	5,694	$245
Endocyte, Inc.*	20,421	135
Epizyme, Inc.*	7,054	220
Esperion Therapeutics, Inc.*	2,545	40
Exelixis, Inc.*	107,263	364
Five Prime Therapeutics, Inc.*	9,491	148
Furiex Pharmaceuticals, Inc.*	3,926	417
Galectin Therapeutics, Inc.*	9,922	137
Galena Biopharma, Inc.*	65,033	199
Genocea Biosciences, Inc.*	2,208	41
Geron Corp.*	86,381	277
Halozyme Therapeutics, Inc.*	56,973	563
Heron Therapeutics, Inc.*	10,704	132
Horizon Pharma, Inc.*	35,868	567
Hyperion Therapeutics, Inc.*	7,496	196
Idenix Pharmaceuticals, Inc.*	64,776	1,561
Idera Pharmaceuticals, Inc.*	33,163	96
ImmunoGen, Inc.*	47,237	560
Immunomedics, Inc.*	45,856	167
Impax Laboratories, Inc.*	38,588	1,157
Infinity Pharmaceuticals, Inc.*	26,742	341
Inovio Pharmaceuticals, Inc.*	33,147	358
Insmed, Inc.*	21,642	432
Insys Therapeutics, Inc.*	5,504	172
InterMune, Inc.*	54,504	2,406
Intra-Cellular Therapies, Inc.*	9,422	159
Intrexon Corp.*	19,640	494
Ironwood Pharmaceuticals, Inc.*	65,863	1,010
Isis Pharmaceuticals, Inc.*	64,809	2,233
Karyopharm Therapeutics, Inc.*	6,822	318
Keryx Biopharmaceuticals, Inc.*	50,397	775
Kindred Biosciences, Inc.*	5,886	110
Kite Pharma, Inc.*	329	10
KYTHERA Biopharmaceuticals, Inc.*	9,586	368
Lannett Co., Inc.*	14,173	703
Lexicon Pharmaceuticals, Inc.*	125,878	203
Ligand Pharmaceuticals, Inc.*	11,419	711
MacroGenics, Inc.*	11,005	239
MannKind Corp.*	125,685	1,381
Medicines (The) Co.*	35,887	1,043
Merrimack Pharmaceuticals, Inc.*	54,081	394
Mirati Therapeutics, Inc.*	3,950	79
Momenta Pharmaceuticals, Inc.*	26,469	320
NanoViricides, Inc.*	22,077	93
Nature’s Sunshine Products, Inc.	5,978	101
Nektar Therapeutics*	69,984	897
Neuralstem, Inc.*	37,876	160
Neurocrine Biosciences, Inc.*	41,797	620
NewLink Genetics Corp.*	10,911	290
Northwest Biotherapeutics, Inc.*	19,574	131
Novavax, Inc.*	115,334	533
NPS Pharmaceuticals, Inc.*	58,601	1,937
Nutraceutical International Corp.*	4,729	113
Ohr Pharmaceutical, Inc.*	11,586	110
Omega Protein Corp.*	11,474	157
Omeros Corp.*	18,686	325
OncoMed Pharmaceuticals, Inc.*	6,957	162
Oncothyreon, Inc.*	38,958	126
Ophthotech Corp.*	7,641	323
Orexigen Therapeutics, Inc.*	64,089	396
Organovo Holdings, Inc.*	34,432	288
Osiris Therapeutics, Inc.*	10,445	163
Pacira Pharmaceuticals, Inc.*	19,653	1,805
Pain Therapeutics, Inc.*	20,949	120
PDL BioPharma, Inc.	88,462	856
Peregrine Pharmaceuticals, Inc.*	96,893	182
Pernix Therapeutics Holdings, Inc.*	18,335	165
Phibro Animal Health Corp., Class A*	8,072	177
Portola Pharmaceuticals, Inc.*	20,319	593
Pozen, Inc.*	14,889	124
Prestige Brands Holdings, Inc.*	28,560	968
Progenics Pharmaceuticals, Inc.*	38,194	165
Prothena Corp. PLC*	12,071	272
PTC Therapeutics, Inc.*	12,236	320
Puma Biotechnology, Inc.*	12,797	845
Raptor Pharmaceutical Corp.*	34,500	399
Receptos, Inc.*	8,507	362
Regado Biosciences, Inc.*	8,499	58
Regulus Therapeutics, Inc.*	7,555	61
Relypsa, Inc.*	9,319	227
Repligen Corp.*	17,646	402
Repros Therapeutics, Inc.*	12,734	220
Retrophin, Inc.*	11,717	138
Revance Therapeutics, Inc.*	3,799	129
Rigel Pharmaceuticals, Inc.*	48,215	175
Sagent Pharmaceuticals, Inc.*	12,055	312
Sangamo BioSciences, Inc.*	37,450	572
Sarepta Therapeutics, Inc.*	22,418	668

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Biotechnology & Pharmaceuticals - 6.4% continued
Sciclone Pharmaceuticals, Inc.*	28,368	$149
Spectrum Pharmaceuticals, Inc.*	36,054	293
Stemline Therapeutics, Inc.*	6,361	93
Sucampo Pharmaceuticals, Inc., Class A*	9,768	67
Sunesis Pharmaceuticals, Inc.*	27,243	178
Supernus Pharmaceuticals, Inc.*	16,135	177
Synageva BioPharma Corp.*	11,792	1,236
Synergy Pharmaceuticals, Inc.	51,620	210
Synta Pharmaceuticals Corp.*	31,914	131
Synutra International, Inc.*	9,760	66
TESARO, Inc.*	10,620	330
Tetraphase Pharmaceuticals, Inc.*	12,150	164
TG Therapeutics, Inc.*	12,938	122
TherapeuticsMD, Inc.*	49,112	217
Theravance Biopharma, Inc.*	12,965	413
Theravance, Inc.*	45,391	1,352
Threshold Pharmaceuticals, Inc.*	28,646	113
Ultragenyx Pharmaceutical, Inc.*	3,666	165
USANA Health Sciences, Inc.*	3,551	278
Vanda Pharmaceuticals, Inc.*	18,632	301
Verastem, Inc.*	11,536	105
Versartis, Inc.*	3,813	107
Vital Therapies, Inc.*	2,850	78
Vivus, Inc.*	49,543	264
Xencor, Inc.*	7,961	93
XenoPort, Inc.*	31,931	154
XOMA Corp.*	46,172	212
Zafgen, Inc.*	494	10
ZIOPHARM Oncology, Inc.*	44,694	180
Zogenix, Inc.*	67,661	136
ZS Pharma, Inc.*	80	2

		63,411

Chemicals - 2.6%
A. Schulman, Inc.	16,096	623
American Vanguard Corp.	15,852	210
Amyris, Inc.*	14,467	54
Axiall Corp.	38,545	1,822
Balchem Corp.	16,761	898
Calgon Carbon Corp.*	29,365	656
Chemtura Corp.*	52,955	1,384
Dynamic Materials Corp.	7,612	168
Ferro Corp.*	39,514	496
FutureFuel Corp.	11,998	199
Globe Specialty Metals, Inc.	35,183	731
GrafTech International Ltd.*	64,799	678
H.B. Fuller Co.	27,613	1,328
Hawkins, Inc.	5,854	217
Innophos Holdings, Inc.	12,093	696
Innospec, Inc.	13,467	581
Intrepid Potash, Inc.*	30,741	515
KMG Chemicals, Inc.	5,304	95
Koppers Holdings, Inc.	11,273	431
Kraton Performance Polymers, Inc.*	18,070	405
Kronos Worldwide, Inc.	11,556	181
Landec Corp.*	14,756	184
LSB Industries, Inc.*	10,650	444
Lydall, Inc.*	9,377	257
Marrone Bio Innovations, Inc.*	6,231	72
Materion Corp.	11,349	420
Minerals Technologies, Inc.	19,008	1,247
Oil-Dri Corp. of America	2,638	81
Olin Corp.	43,545	1,172
OM Group, Inc.	17,708	574
OMNOVA Solutions, Inc.*	26,113	237
PolyOne Corp.	51,881	2,186
Polypore International, Inc.*	24,846	1,186
Quaker Chemical Corp.	7,289	560
Rentech, Inc.*	125,471	325
Sensient Technologies Corp.	27,271	1,520
Stepan Co.	10,606	561
Taminco Corp.*	15,719	366
Trecora Resources*	10,804	128
Tronox Ltd., Class A	33,883	911
WD-40 Co.	8,256	621

		25,420

Construction Materials - 0.6%
Apogee Enterprises, Inc.	16,035	559
Aspen Aerogels, Inc.*	4,004	44
Continental Building Products, Inc.*	6,467	100
Deltic Timber Corp.	6,125	370
Headwaters, Inc.*	40,473	562
Louisiana-Pacific Corp.*	77,783	1,168
Patrick Industries, Inc.*	4,489	209
Ply Gem Holdings, Inc.*	11,771	119
Texas Industries, Inc.*	12,236	1,130
Trex Co., Inc.*	18,513	534
United States Lime & Minerals, Inc.	1,056	68
Universal Forest Products, Inc.	11,054	534

EQUITY INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Construction Materials - 0.6% continued
US Concrete, Inc.*	7,816	$194

		5,591

Consumer Discretionary Services - 3.3%
ABM Industries, Inc.	30,839	832
Advisory Board (The) Co.*	20,175	1,045
American Public Education, Inc.*	9,631	331
AMN Healthcare Services, Inc.*	25,626	315
ARC Document Solutions, Inc.*	22,663	133
Ascent Capital Group, Inc., Class A*	7,651	505
Barrett Business Services, Inc.	3,923	184
Brady Corp., Class A	26,450	790
Bridgepoint Education, Inc.*	9,106	121
Bright Horizons Family Solutions, Inc.*	16,917	726
Brink’s (The) Co.	26,698	753
Capella Education Co.	6,023	328
Care.com, Inc.*	3,734	47
Career Education Corp.*	37,072	173
Carriage Services, Inc.	8,939	153
CBIZ, Inc.*	22,878	207
CDI Corp.	7,767	112
Civeo Corp.*	51,750	1,295
Collectors Universe, Inc.	3,800	74
Computer Task Group, Inc.	8,307	137
Corporate Executive Board (The) Co.	18,633	1,271
Corporate Resource Services, Inc.*	9,684	29
Corvel Corp.*	6,113	276
CRA International, Inc.*	5,534	128
Cross Country Healthcare, Inc.*	17,149	112
Deluxe Corp.	27,582	1,616
Education Management Corp.*	11,591	20
Ennis, Inc.	14,433	220
Franklin Covey Co.*	6,041	122
FTI Consulting, Inc.*	22,517	852
Furmanite Corp.*	20,725	241
GP Strategies Corp.*	8,173	211
Grand Canyon Education, Inc.*	25,678	1,180
Hackett Group (The), Inc.	13,861	83
Healthcare Services Group, Inc.	38,722	1,140
Heidrick & Struggles International, Inc.	10,043	186
Hill International, Inc.*	13,278	83
HMS Holdings Corp.*	48,320	986
Huron Consulting Group, Inc.*	12,980	919
Information Services Group, Inc.*	17,989	87
Insperity, Inc.	12,446	411
ITT Educational Services, Inc.*	12,877	215
K12, Inc.*	18,950	456
Kelly Services, Inc., Class A	15,096	259
Kforce, Inc.	15,066	326
Korn/Ferry International*	27,471	807
LifeLock, Inc.*	44,353	619
Matthews International Corp., Class A	15,059	626
Medifast, Inc.*	7,224	220
Mobile Mini, Inc.	25,750	1,233
MTS Systems Corp.	8,346	566
Multi-Color Corp.	6,846	274
National Research Corp., Class A*	5,519	77
Navigant Consulting, Inc.*	27,108	473
On Assignment, Inc.*	29,951	1,065
Park-Ohio Holdings Corp.	4,833	281
PRGX Global, Inc.*	16,428	105
Providence Service (The) Corp.*	6,302	231
Quad/Graphics, Inc.	15,245	341
Rent-A-Center, Inc.	29,107	835
Resources Connection, Inc.	21,223	278
Schawk, Inc.	6,653	135
ServiceMaster Global Holdings, Inc.*	487	9
Sotheby’s	33,585	1,410
SP Plus Corp.*	8,485	181
Strayer Education, Inc.*	5,975	314
TriNet Group, Inc.*	8,668	209
TrueBlue, Inc.*	22,764	628
Universal Technical Institute, Inc.	12,079	147
Viad Corp.	11,275	269
Vistaprint N.V.*	18,300	740
Weight Watchers International, Inc.	15,254	308

		32,071

Consumer Products - 2.1%
22nd Century Group, Inc.*	22,606	69
Alico, Inc.	1,631	61
Alliance One International, Inc.*	48,592	121
Annie’s, Inc.*	9,367	317
B&G Foods, Inc.	29,576	967
Boston Beer (The) Co., Inc., Class A*	4,593	1,027
Boulder Brands, Inc.*	33,565	476
Cal-Maine Foods, Inc.	8,551	636
Chiquita Brands International, Inc.*	25,868	281
Clearwater Paper Corp.*	11,254	695
Coca-Cola Bottling Co. Consolidated	2,569	189

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Consumer Products - 2.1% continued
Craft Brew Alliance, Inc.*	6,100	$67
Darling Ingredients, Inc.*	90,727	1,896
Dean Foods Co.	51,505	906
Diamond Foods, Inc.*	12,001	338
Elizabeth Arden, Inc.*	14,271	306
Farmer Bros. Co.*	4,120	89
Female Health (The) Co.	12,196	67
Fresh Del Monte Produce, Inc.	19,925	611
Harbinger Group, Inc.*	45,845	582
Helen of Troy Ltd.*	15,752	955
IGI Laboratories, Inc.*	15,847	84
Inter Parfums, Inc.	9,172	271
Inventure Foods, Inc.*	8,439	95
J&J Snack Foods Corp.	8,212	773
John B. Sanfilippo & Son, Inc.	4,500	119
Lancaster Colony Corp.	10,199	971
Lifeway Foods, Inc.*	2,538	35
Limoneira Co.	6,169	136
National Beverage Corp.*	6,258	118
Orchids Paper Products Co.	4,447	142
Post Holdings, Inc.*	24,230	1,234
Revlon, Inc., Class A*	6,275	191
Sanderson Farms, Inc.	12,712	1,236
Seaboard Corp.*	157	474
Seneca Foods Corp., Class A*	4,515	138
Senomyx, Inc.*	23,438	203
Snyder’s-Lance, Inc.	26,262	695
Tootsie Roll Industries, Inc.	10,410	306
TreeHouse Foods, Inc.*	20,273	1,623
Universal Corp.	12,808	709
Vector Group Ltd.	36,256	750
Zep, Inc.	12,658	224

		21,183

Containers & Packaging - 0.4%
AEP Industries, Inc.*	2,507	87
Berry Plastics Group, Inc.*	49,569	1,279
Graphic Packaging Holding Co.*	180,175	2,108
Myers Industries, Inc.	15,225	306
Tredegar Corp.	13,701	321
UFP Technologies, Inc.*	3,349	81

		4,182

Design, Manufacturing & Distribution - 0.4%
Anixter International, Inc.	14,977	1,499
Benchmark Electronics, Inc.*	29,729	757
CTS Corp.	18,646	349
Fabrinet*	19,348	399
Plexus Corp.*	18,699	809

		3,813

Distribution/Wholesale - Consumer Staples - 0.3%
Andersons (The), Inc.	15,543	801
Calavo Growers, Inc.	7,414	251
Core-Mark Holding Co., Inc.	13,060	596
United Natural Foods, Inc.*	27,357	1,781

		3,429

Distributors - 0.8%
ePlus, Inc.*	2,872	167
FTD Cos., Inc.*	10,387	330
Insight Enterprises, Inc.*	22,561	694
Movado Group, Inc.	10,149	423
MWI Veterinary Supply, Inc.*	7,089	1,007
PC Connection, Inc.	5,310	110
Pool Corp.	24,851	1,406
ScanSource, Inc.*	15,729	599
Speed Commerce, Inc.*	27,030	101
SYNNEX Corp.*	15,710	1,144
United Stationers, Inc.	21,712	900
Wesco Aircraft Holdings, Inc.*	28,911	577

		7,458

Electrical Equipment - 1.7%
AAON, Inc.	15,520	520
Argan, Inc.	6,892	257
Badger Meter, Inc.	7,962	419
Bel Fuse, Inc., Class B	5,515	142
Belden, Inc.	24,032	1,878
Capstone Turbine Corp.*	181,248	274
Chase Corp.	3,680	126
Checkpoint Systems, Inc.*	22,973	321
Cognex Corp.*	47,871	1,838
Comfort Systems USA, Inc.	20,768	328
ESCO Technologies, Inc.	14,636	507
FARO Technologies, Inc.*	9,497	467
Generac Holdings, Inc.*	37,940	1,849
General Cable Corp.	26,814	688
Global Power Equipment Group, Inc.	9,448	153
GSI Group, Inc.*	16,757	213
Houston Wire & Cable Co.	9,777	121

EQUITY INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Electrical Equipment - 1.7% continued
InvenSense, Inc.*	39,173	$889
Itron, Inc.*	21,679	879
Landauer, Inc.	5,265	221
Littelfuse, Inc.	12,408	1,153
LSI Industries, Inc.	12,126	97
Measurement Specialties, Inc.*	8,800	758
Mesa Laboratories, Inc.	1,556	131
NL Industries, Inc.	3,800	35
Nortek, Inc.*	5,050	453
OSI Systems, Inc.*	10,990	734
Powell Industries, Inc.	5,121	335
Preformed Line Products Co.	1,449	78
Revolution Lighting Technologies, Inc.*	18,398	42
Stoneridge, Inc.*	15,571	167
Watts Water Technologies, Inc., Class A	15,707	970

		17,043

Engineering & Construction Services - 0.8%
Dycom Industries, Inc.*	18,676	585
EMCOR Group, Inc.	37,092	1,652
Exponent, Inc.	7,217	535
Granite Construction, Inc.	21,554	776
Great Lakes Dredge & Dock Corp.*	32,968	263
Installed Building Products, Inc.*	4,536	56
Kimball International, Inc., Class B	18,924	316
Kratos Defense & Security Solutions, Inc.*	24,506	191
MasTec, Inc.*	34,193	1,054
Mistras Group, Inc.*	9,049	222
Orion Marine Group, Inc.*	15,120	164
Primoris Services Corp.	20,923	603
Sterling Construction Co., Inc.*	10,477	98
Team, Inc.*	11,270	462
Tutor Perini Corp.*	20,546	652
VSE Corp.	2,288	161

		7,790

Forest & Paper Products - 0.4%
KapStone Paper and Packaging Corp.*	46,609	1,544
Neenah Paper, Inc.	9,095	483
PH Glatfelter Co.	23,740	630
Resolute Forest Products, Inc.*	35,976	604
Schweitzer-Mauduit International, Inc.	16,792	733
Wausau Paper Corp.	23,275	252

		4,246

Hardware - 2.8%
Acacia Research Corp.	27,602	490
ADTRAN, Inc.	31,102	702
Aerohive Networks, Inc.*	5,267	43
Alliance Fiber Optic Products, Inc.	6,935	126
Arista Networks, Inc.*	21	1
Aruba Networks, Inc.*	58,856	1,031
CalAmp Corp.*	19,754	428
Ciena Corp.*	57,887	1,254
Clearfield, Inc.*	6,282	105
Comtech Telecommunications Corp.	8,447	315
Control4 Corp.*	6,299	123
Cray, Inc.*	22,456	597
CUI Global, Inc.*	11,368	96
Daktronics, Inc.	20,793	248
Datalink Corp.*	10,967	110
Digimarc Corp.	3,600	117
Dot Hill Systems Corp.*	33,062	155
DTS, Inc.*	9,351	172
Eastman Kodak Co.*	9,735	238
Electronics For Imaging, Inc.*	25,678	1,161
Emulex Corp.*	43,798	250
ExOne (The) Co.*	5,468	217
Extreme Networks, Inc.*	52,916	235
Finisar Corp.*	53,336	1,053
Fusion-io, Inc.*	59,525	673
Gigamon, Inc.*	13,327	255
GoPro, Inc., Class A*	56	2
Harmonic, Inc.*	52,249	390
Imprivata, Inc.*	329	5
Infinera Corp.*	67,525	621
InterDigital, Inc.	22,297	1,066
Ixia*	31,753	363
Kopin Corp.*	36,463	119
KVH Industries, Inc.*	8,886	116
Loral Space & Communications, Inc.*	7,223	525
Mercury Systems, Inc.*	18,410	209
Multi-Fineline Electronix, Inc.*	4,958	55
NETGEAR, Inc.*	20,132	700
Netscout Systems, Inc.*	20,087	891
Nimble Storage, Inc.*	5,103	157
Numerex Corp., Class A*	8,210	94
Oplink Communications, Inc.*	10,206	173
Plantronics, Inc.	23,457	1,127
Polycom, Inc.*	76,163	954

NORTHERN FUNDS QUARTERLY REPORT    9    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Hardware - 2.8% continued
Procera Networks, Inc.*	11,267	$114
QLogic Corp.*	48,088	485
Quantum Corp.*	120,774	147
Ruckus Wireless, Inc.*	35,725	426
Sanmina Corp.*	45,374	1,034
ShoreTel, Inc.*	34,419	224
Silicon Graphics International Corp.*	19,246	185
Skullcandy, Inc.*	10,964	80
Sonus Networks, Inc.*	135,494	486
Super Micro Computer, Inc.*	18,977	480
Synaptics, Inc.*	19,856	1,800
Telenav, Inc.*	15,050	86
TiVo, Inc.*	63,239	816
TTM Technologies, Inc.*	29,632	243
Turtle Beach Corp.*	3,862	36
Ubiquiti Networks, Inc.*	16,379	740
Universal Electronics, Inc.*	8,762	428
ViaSat, Inc.*	22,806	1,322
Viasystems Group, Inc.*	2,871	31
Vicor Corp.*	9,057	76
Violin Memory, Inc.*	44,178	196
Vocera Communications, Inc.*	12,447	164
VOXX International Corp.*	10,656	100

		27,461

Health Care Facilities/Services - 2.3%
Acadia Healthcare Co., Inc.*	20,078	914
Addus HomeCare Corp.*	3,480	78
Adeptus Health, Inc., Class A*	329	8
Air Methods Corp.*	21,577	1,114
Alliance HealthCare Services, Inc.*	2,803	76
Almost Family, Inc.*	4,540	100
Amedisys, Inc.*	15,072	252
Amsurg Corp.*	17,928	817
Bio-Reference Labs, Inc.*	13,536	409
BioScrip, Inc.*	37,717	315
Capital Senior Living Corp.*	15,994	381
Chemed Corp.	9,665	906
Chindex International, Inc.*	7,669	182
Emeritus Corp.*	20,685	655
Ensign Group (The), Inc.	11,058	344
Enzo Biochem, Inc.*	18,827	99
ExamWorks Group, Inc.*	19,121	607
Five Star Quality Care, Inc.*	23,574	118
Flexion Therapeutics, Inc.*	2,569	35
Foundation Medicine, Inc.*	7,691	207
Genomic Health, Inc.*	9,184	252
Gentiva Health Services, Inc.*	17,351	261
Hanger, Inc.*	19,406	610
HealthSouth Corp.	48,547	1,741
Healthways, Inc.*	17,321	304
Independence Holding Co.	4,138	58
IPC The Hospitalist Co., Inc.*	9,438	417
Kindred Healthcare, Inc.	30,201	698
LHC Group, Inc.*	6,866	147
Liberator Medical Holdings, Inc.	17,359	65
Magellan Health, Inc.*	15,187	945
Molina Healthcare, Inc.*	16,643	743
National Healthcare Corp.	5,688	320
Neostem, Inc.*	13,032	85
OvaScience, Inc.*	8,497	78
Owens & Minor, Inc.	34,774	1,182
PAREXEL International Corp.*	31,346	1,656
PharMerica Corp.*	16,529	473
RadNet, Inc.*	18,010	119
Select Medical Holdings Corp.	43,394	677
Skilled Healthcare Group, Inc., Class A*	12,897	81
Surgical Care Affiliates, Inc.*	6,936	202
Team Health Holdings, Inc.*	38,703	1,933
Triple-S Management Corp., Class B*	13,748	247
U.S. Physical Therapy, Inc.	6,735	230
Universal American Corp.	23,321	194
WellCare Health Plans, Inc.*	24,182	1,805

		23,140

Home & Office Products - 1.8%
ACCO Brands Corp.*	62,839	403
American Woodmark Corp.*	6,775	216
AV Homes, Inc.*	6,224	102
Beazer Homes USA, Inc.*	14,679	308
Blount International, Inc.*	27,259	385
Cavco Industries, Inc.*	4,858	414
Century Communities, Inc.*	1,652	37
Cenveo, Inc.*	30,005	111
CSS Industries, Inc.	5,105	135
Dixie Group (The), Inc.*	8,234	87
Flexsteel Industries, Inc.	2,675	89
Griffon Corp.	21,978	273
Herman Miller, Inc.	32,659	988
HNI Corp.	24,864	972

EQUITY INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Home & Office Products - 1.8% continued
Hovnanian Enterprises, Inc., Class A*	64,459	$332
Interface, Inc.	36,639	690
iRobot Corp.*	16,240	665
KB Home	46,050	860
Knoll, Inc.	26,695	463
La-Z-Boy, Inc.	28,818	668
LGI Homes, Inc.*	7,855	143
Libbey, Inc.*	11,805	314
Lifetime Brands, Inc.	5,855	92
M/I Homes, Inc.*	13,434	326
Masonite International Corp.*	16,218	912
Mattress Firm Holding Corp.*	8,259	394
MDC Holdings, Inc.	21,448	650
Meritage Homes Corp.*	21,527	909
NACCO Industries, Inc., Class A	2,675	135
New Home (The) Co., Inc.*	4,525	64
Norcraft Cos., Inc.*	4,017	57
PGT, Inc.*	26,025	220
PICO Holdings, Inc.*	12,618	300
Quanex Building Products Corp.	20,651	369
Ryland Group (The), Inc.	25,784	1,017
Select Comfort Corp.*	29,908	618
St. Joe (The) Co.*	34,816	885
Standard Pacific Corp.*	79,413	683
Steelcase, Inc., Class A	45,562	689
TRI Pointe Homes, Inc.*	9,255	146
UCP, Inc., Class A*	4,309	59
WCI Communities, Inc.*	6,424	124
William Lyon Homes, Class A*	9,643	294

		17,598

Industrial Distribution - 0.6%
Applied Industrial Technologies, Inc.	23,023	1,168
DXP Enterprises, Inc.*	7,135	539
H&E Equipment Services, Inc.*	17,232	626
Kaman Corp.	15,088	645
Standex International Corp.	7,042	524
TAL International Group, Inc.*	18,734	831
Titan Machinery, Inc.*	9,547	157
Watsco, Inc.	14,235	1,463

		5,953

Institutional Financial Services - 0.7%
BGC Partners, Inc., Class A	96,050	715
CIFC Corp.	3,352	30
Cowen Group, Inc., Class A*	63,616	268
Evercore Partners, Inc., Class A	18,230	1,051
FBR & Co.*	5,162	140
FXCM, Inc., Class A	25,111	376
Gain Capital Holdings, Inc.	12,763	100
GFI Group, Inc.	42,309	141
Greenhill & Co., Inc.	15,583	767
INTL. FCStone, Inc.*	8,510	170
Investment Technology Group, Inc.*	19,847	335
KCG Holdings, Inc., Class A*	29,111	346
Moelis & Co.*	4,056	136
Piper Jaffray Cos.*	8,965	464
RCS Capital Corp., Class A	2,278	48
Stifel Financial Corp.*	36,107	1,710
SWS Group, Inc.*	16,105	117

		6,914

Insurance - 2.5%
Ambac Financial Group, Inc.*	24,811	678
American Equity Investment Life Holding Co.	40,971	1,008
AMERISAFE, Inc.	10,295	419
AmTrust Financial Services, Inc.	16,558	692
Argo Group International Holdings Ltd.	14,429	737
Atlas Financial Holdings, Inc.*	6,337	96
Baldwin & Lyons, Inc., Class B	5,093	132
Citizens, Inc.*	24,176	179
CNO Financial Group, Inc.	120,108	2,138
Crawford & Co., Class B	15,420	155
Donegal Group, Inc., Class A	4,521	69
eHealth, Inc.*	10,479	398
EMC Insurance Group, Inc.	2,791	86
Employers Holdings, Inc.	17,297	366
Enstar Group Ltd.*	4,705	709
FBL Financial Group, Inc., Class A	5,340	246
Federated National Holding Co.	6,231	159
Fidelity & Guaranty Life	6,209	149
Global Indemnity PLC*	4,537	118
Greenlight Capital Re Ltd., Class A*	15,616	514
Hallmark Financial Services, Inc.*	7,610	82
HCI Group, Inc.	4,964	201
Heritage Insurance Holdings, Inc.*	3,783	58
Hilltop Holdings, Inc.*	37,360	794
Horace Mann Educators Corp.	22,419	701
Infinity Property & Casualty Corp.	6,350	427

NORTHERN FUNDS QUARTERLY REPORT    11    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Insurance - 2.5% continued
Kansas City Life Insurance Co.	2,106	$96
Kemper Corp.	25,623	944
Maiden Holdings Ltd.	27,566	333
Meadowbrook Insurance Group, Inc.	27,639	199
Montpelier Re Holdings Ltd.	21,588	690
National General Holdings Corp.	19,557	340
National Interstate Corp.	3,911	110
National Western Life Insurance Co., Class A	1,226	306
Navigators Group (The), Inc.*	5,782	388
NMI Holdings Inc., Class A*	27,855	292
OneBeacon Insurance Group Ltd., Class A	12,467	194
Phoenix (The) Cos., Inc.*	3,146	152
Platinum Underwriters Holdings Ltd.	14,851	963
Primerica, Inc.	30,108	1,441
Radian Group, Inc.	105,242	1,559
RLI Corp.	23,708	1,085
RPX Corp.*	29,226	519
Safety Insurance Group, Inc.	7,154	368
Selective Insurance Group, Inc.	31,008	766
State Auto Financial Corp.	8,330	195
Symetra Financial Corp.	41,573	945
Third Point Reinsurance Ltd.*	31,322	478
United Fire Group, Inc.	11,379	334
United Insurance Holdings Corp.	9,161	158
Universal Insurance Holdings, Inc.	17,171	223

		24,389

Iron & Steel - 0.5%
A.M. Castle & Co.*	10,349	114
AK Steel Holding Corp.*	75,314	599
Arch Coal, Inc.	117,040	427
Commercial Metals Co.	64,914	1,124
Haynes International, Inc.	6,840	387
Northwest Pipe Co.*	5,236	211
Olympic Steel, Inc.	4,990	124
Shiloh Industries, Inc.*	4,574	84
SunCoke Energy, Inc.*	38,454	827
Universal Stainless & Alloy Products, Inc.*	3,962	129
Worthington Industries, Inc.	28,365	1,221

		5,247

Leisure Products - 0.5%
Arctic Cat, Inc.	7,107	280
Black Diamond, Inc.*	12,549	141
Brunswick Corp.	51,113	2,153
Callaway Golf Co.	42,752	356
Drew Industries, Inc.	13,040	652
Escalade, Inc.	5,463	88
Fox Factory Holding Corp.*	6,161	108
JAKKS Pacific, Inc.	10,292	80
Johnson Outdoors, Inc., Class A	2,748	71
LeapFrog Enterprises, Inc.*	35,747	263
Marine Products Corp.	5,784	48
Nautilus, Inc.*	17,191	191
Winnebago Industries, Inc.*	14,997	377

		4,808

Machinery - 2.0%
Alamo Group, Inc.	3,934	213
Altra Industrial Motion Corp.	14,912	543
ARC Group Worldwide, Inc.*	1,687	26
Astec Industries, Inc.	10,408	457
Briggs & Stratton Corp.	25,764	527
CIRCOR International, Inc.	9,735	751
Columbus McKinnon Corp.	10,945	296
Cubic Corp.	11,363	506
Curtiss-Wright Corp.	26,543	1,740
Douglas Dynamics, Inc.	12,272	216
EnPro Industries, Inc.*	12,522	916
Federal Signal Corp.	34,643	507
FEI Co.	23,293	2,113
Franklin Electric Co., Inc.	26,297	1,061
Gorman-Rupp (The) Co.	10,388	367
Graham Corp.	5,545	193
Hillenbrand, Inc.	34,614	1,129
Hurco Cos., Inc.	3,626	102
Hyster-Yale Materials Handling, Inc.	5,664	501
Intevac, Inc.*	13,183	106
John Bean Technologies Corp.	16,055	498
Kadant, Inc.	6,163	237
Lindsay Corp.	7,085	598
Manitex International, Inc.*	7,608	124
MSA Safety, Inc.	16,280	936
Mueller Water Products, Inc., Class A	87,821	759
Power Solutions International, Inc.*	2,472	178
Raven Industries, Inc.	20,081	665
Rexnord Corp.*	41,409	1,166
Rofin-Sinar Technologies, Inc.*	15,468	372
RTI International Metals, Inc.*	16,925	450
Sun Hydraulics Corp.	12,265	498

EQUITY INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Machinery - 2.0% continued
Tennant Co.	10,153	$775
Titan International, Inc.	24,281	408
Twin Disc, Inc.	4,553	150
Xerium Technologies, Inc.*	6,130	86

		20,170

Manufactured Goods - 1.0%
Aegion Corp.*	20,932	487
Ampco-Pittsburgh Corp.	4,545	104
AZZ, Inc.	14,100	650
Barnes Group, Inc.	29,891	1,152
Chart Industries, Inc.*	16,794	1,390
Gibraltar Industries, Inc.*	17,029	264
Global Brass & Copper Holdings, Inc.	11,749	199
Handy & Harman Ltd.*	2,691	72
Insteel Industries, Inc.	10,058	198
LB Foster Co., Class A	5,700	308
Mueller Industries, Inc.	31,248	919
NCI Building Systems, Inc.*	15,464	300
NN, Inc.	9,736	249
Omega Flex, Inc.	1,590	31
Proto Labs, Inc.*	12,474	1,022
RBC Bearings, Inc.	12,814	821
Rogers Corp.*	9,990	663
Simpson Manufacturing Co., Inc.	22,743	827

		9,656

Media Content - 2.7%
AH Belo Corp., Class A	10,273	122
Angie’s List, Inc.*	24,046	287
Bankrate, Inc.*	36,954	648
Bazaarvoice, Inc.*	27,542	217
Blucora, Inc.*	23,320	440
Boingo Wireless, Inc.*	12,822	88
Borderfree, Inc.*	3,293	55
Brightcove, Inc.*	17,692	187
Central European Media Enterprises Ltd., Class A*	38,933	110
ChannelAdvisor Corp.*	11,408	301
Conversant, Inc.*	36,929	938
Coupons.com, Inc.*	6,652	175
Covisint Corp.*	4,039	20
Crown Media Holdings, Inc., Class A*	19,200	70
Cumulus Media, Inc., Class A*	74,724	492
Daily Journal Corp.*	597	123
Demand Media, Inc.*	24,054	116
Dex Media, Inc.*	8,181	91
Dice Holdings, Inc.*	21,136	161
Entercom Communications Corp., Class A*	13,714	147
Entravision Communications Corp., Class A	32,088	200
Eros International PLC*	10,794	164
Everyday Health, Inc.*	4,168	77
EW Scripps (The) Co., Class A*	17,212	364
Global Eagle Entertainment, Inc.*	21,026	261
Global Sources Ltd.*	9,803	81
Gray Television, Inc.*	27,309	359
GrubHub, Inc.*	4,925	174
Harte-Hanks, Inc.	27,174	195
HealthStream, Inc.*	11,663	283
Hemisphere Media Group, Inc.*	4,479	56
Houghton Mifflin Harcourt Co.*	60,092	1,151
Journal Communications, Inc., Class A*	24,600	218
Lee Enterprises, Inc.*	29,500	131
Marchex, Inc., Class B	18,102	218
Marin Software, Inc.*	14,519	171
Marketo, Inc.*	14,126	411
Martha Stewart Living Omnimedia, Inc., Class A*	16,483	77
McClatchy (The) Co., Class A*	34,040	189
MDC Partners, Inc., Class A	23,403	503
Media General, Inc.*	29,983	616
Meredith Corp.	19,801	958
Millennial Media, Inc.*	41,554	207
Monster Worldwide, Inc.*	50,172	328
Move, Inc.*	21,810	323
National CineMedia, Inc.	33,527	587
New Media Investment Group, Inc.*	16,542	233
New York Times (The) Co., Class A	76,268	1,160
Nexstar Broadcasting Group, Inc., Class A	16,879	871
OpenTable, Inc.*	12,962	1,343
Orbitz Worldwide, Inc.*	28,422	253
QuinStreet, Inc.*	19,172	106
Radio One, Inc., Class D*	12,750	63
ReachLocal, Inc.*	7,289	51
RealD, Inc.*	22,160	283
Reis, Inc.	4,477	94
RetailMeNot, Inc.*	16,975	452
Rocket Fuel, Inc.*	10,114	314
Rubicon Project (The), Inc.*	4,359	56
Saga Communications, Inc., Class A	1,997	85

NORTHERN FUNDS QUARTERLY REPORT    13    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Media Content - 2.7% continued
Salem Communications Corp., Class A	6,053	$57
Scholastic Corp.	14,633	499
Shutterfly, Inc.*	21,239	915
Shutterstock, Inc.*	8,386	696
Sinclair Broadcast Group, Inc., Class A	37,851	1,315
Sizmek, Inc.*	12,161	116
TechTarget, Inc.*	9,139	81
Time, Inc.*	60,771	1,472
Travelzoo, Inc.*	4,065	79
Tremor Video, Inc.*	19,528	92
TrueCar, Inc.*	4,284	63
Trulia, Inc.*	20,352	964
Vitacost.com, Inc.*	11,883	74
WebMD Health Corp.*	21,355	1,031
Wix.com Ltd.*	7,639	152
World Wrestling Entertainment, Inc., Class A	16,359	195
XO Group, Inc.*	14,844	181
YuMe, Inc.*	9,987	59

		26,495

Medical Equipment/Devices - 3.6%
Abaxis, Inc.	12,410	550
ABIOMED, Inc.*	22,042	554
Accelerate Diagnostics, Inc.*	12,514	325
Accuray, Inc.*	42,191	371
Affymetrix, Inc.*	40,011	357
American Science & Engineering, Inc.	4,337	302
Analogic Corp.	6,842	535
AngioDynamics, Inc.*	13,625	223
AtriCure, Inc.*	15,106	278
Atrion Corp.	848	276
BioTelemetry, Inc.*	14,548	104
Cardiovascular Systems, Inc.*	15,246	475
Cepheid, Inc.*	38,425	1,842
Cerus Corp.*	39,698	165
CONMED Corp.	15,002	662
CryoLife, Inc.	15,634	140
Cyberonics, Inc.*	14,788	924
Cynosure, Inc., Class A*	12,305	261
Cytori Therapeutics, Inc.*	37,733	90
Derma Sciences, Inc.*	12,489	144
DexCom, Inc.*	41,297	1,638
Endologix, Inc.*	35,281	537
Exact Sciences Corp.*	45,635	777
Exactech, Inc.*	5,326	134
Fluidigm Corp.*	15,468	455
GenMark Diagnostics, Inc.*	22,937	310
Globus Medical, Inc., Class A*	36,254	867
Greatbatch, Inc.*	13,714	673
Haemonetics Corp.*	28,695	1,012
HeartWare International, Inc.*	9,365	829
ICU Medical, Inc.*	7,369	448
Inogen, Inc.*	2,885	65
Insulet Corp.*	30,547	1,212
Integra LifeSciences Holdings Corp.*	13,771	648
Invacare Corp.	17,740	326
K2M Group Holdings, Inc.*	4,871	72
LDR Holding Corp.*	9,153	229
Luminex Corp.*	20,675	355
Masimo Corp.*	26,667	629
Meridian Bioscience, Inc.	22,910	473
Merit Medical Systems, Inc.*	23,695	358
MiMedx Group, Inc.*	51,115	362
NanoString Technologies, Inc.*	5,536	83
Natus Medical, Inc.*	17,714	445
Navidea Biopharmaceuticals, Inc.*	82,929	123
Neogen Corp.*	20,239	819
NuVasive, Inc.*	25,690	914
NxStage Medical, Inc.*	33,727	485
OPKO Health, Inc.*	108,588	960
OraSure Technologies, Inc.*	30,764	265
Orthofix International N.V.*	10,149	368
Oxford Immunotec Global PLC*	7,173	121
Pacific Biosciences of California, Inc.*	31,703	196
PhotoMedex, Inc.*	7,183	88
Quidel Corp.*	15,714	347
Rockwell Medical, Inc.*	22,341	268
RTI Surgical, Inc.*	31,172	136
Sequenom, Inc.*	64,130	248
Sparton Corp.*	5,582	155
Spectranetics (The) Corp.*	22,963	525
Staar Surgical Co.*	21,167	356
STERIS Corp.	32,575	1,742
SurModics, Inc.*	7,498	161
Symmetry Medical, Inc.*	20,690	183
Tandem Diabetes Care, Inc.*	4,619	75
Thoratec Corp.*	31,305	1,091
Tornier N.V.*	19,599	458

EQUITY INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Medical Equipment/Devices - 3.6% continued
TransEnterix, Inc.*	15,803	$80
TriVascular Technologies, Inc.*	4,089	64
Unilife Corp.*	56,500	167
Utah Medical Products, Inc.	2,071	107
Vascular Solutions, Inc.*	9,402	209
Veracyte, Inc.*	3,580	61
Volcano Corp.*	28,238	497
West Pharmaceutical Services, Inc.	38,968	1,644
Wright Medical Group, Inc.*	27,517	864
Zeltiq Aesthetics, Inc.*	16,027	243

		35,535

Metals & Mining - 0.8%
Allied Nevada Gold Corp.*	57,452	216
Century Aluminum Co.*	28,349	445
Coeur Mining, Inc.*	57,070	524
Encore Wire Corp.	11,420	560
Gold Resource Corp.	20,741	105
Harsco Corp.	44,513	1,185
Hecla Mining Co.	189,440	654
Horsehead Holding Corp.*	27,946	510
Kaiser Aluminum Corp.	9,934	724
Molycorp, Inc.*	100,372	258
Noranda Aluminum Holding Corp.	24,457	86
Stillwater Mining Co.*	66,039	1,159
US Silica Holdings, Inc.	29,626	1,642

		8,068

Oil, Gas & Coal - 5.6%
Abraxas Petroleum Corp.*	45,326	284
Adams Resources & Energy, Inc.	1,163	91
Alon USA Energy, Inc.	14,434	180
Alpha Natural Resources, Inc.*	122,025	453
American Eagle Energy Corp.*	16,750	100
Apco Oil and Gas International, Inc.*	5,082	73
Approach Resources, Inc.*	21,689	493
Basic Energy Services, Inc.*	17,502	511
Bill Barrett Corp.*	27,389	733
Bonanza Creek Energy, Inc.*	18,078	1,034
BPZ Resources, Inc.*	65,365	201
Bristow Group, Inc.	19,592	1,580
C&J Energy Services, Inc.*	25,398	858
Callon Petroleum Co.*	22,281	260
CARBO Ceramics, Inc.	10,870	1,675
Carrizo Oil & Gas, Inc.*	25,067	1,736
CHC Group Ltd.*	18,461	156
Clayton Williams Energy, Inc.*	3,246	446
Clean Energy Fuels Corp.*	38,758	454
Cloud Peak Energy, Inc.*	33,583	619
Comstock Resources, Inc.	26,364	760
Contango Oil & Gas Co.*	9,591	406
Dawson Geophysical Co.	4,409	126
Delek US Holdings, Inc.	32,710	923
Diamondback Energy, Inc.*	20,985	1,863
Emerald Oil, Inc.*	31,379	240
Energy XXI Bermuda Ltd.	51,664	1,221
Equal Energy Ltd.	20,194	109
Evolution Petroleum Corp.	10,801	118
EXCO Resources, Inc.	83,684	493
Exterran Holdings, Inc.	32,246	1,451
Flotek Industries, Inc.*	29,641	953
Forest Oil Corp.*	65,578	150
Forum Energy Technologies, Inc.*	32,804	1,195
FX Energy, Inc.*	29,561	107
Gastar Exploration, Inc.*	30,303	264
Geospace Technologies Corp.*	7,230	398
Glori Energy, Inc.*	6,670	72
Goodrich Petroleum Corp.*	19,179	529
Gulf Island Fabrication, Inc.	7,971	172
Gulfmark Offshore, Inc., Class A	14,822	670
Halcon Resources Corp.*	143,732	1,048
Hallador Energy Co.	5,722	54
Harvest Natural Resources, Inc.*	23,215	116
Helix Energy Solutions Group, Inc.*	58,082	1,528
Hercules Offshore, Inc.*	88,449	356
ION Geophysical Corp.*	71,153	300
Isramco, Inc.*	493	63
Jones Energy, Inc., Class A*	6,143	126
Key Energy Services, Inc.*	72,304	661
Kodiak Oil & Gas Corp.*	146,877	2,137
Magnum Hunter Resources Corp.*	109,543	898
Matador Resources Co.*	40,399	1,183
Matrix Service Co.*	14,547	477
McDermott International, Inc.*	130,854	1,059
Midstates Petroleum Co., Inc.*	20,487	148
Miller Energy Resources, Inc.*	16,543	106
Mitcham Industries, Inc.*	6,932	97
Natural Gas Services Group, Inc.*	6,839	226
Newpark Resources, Inc.*	46,639	581

NORTHERN FUNDS QUARTERLY REPORT    15    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Oil, Gas & Coal - 5.6% continued
North Atlantic Drilling Ltd.	39,331	$418
Northern Oil and Gas, Inc.*	33,636	548
Panhandle Oil and Gas, Inc., Class A	3,854	216
Parker Drilling Co.*	66,689	435
Parsley Energy, Inc., Class A*	27,539	663
PDC Energy, Inc.*	19,727	1,246
Penn Virginia Corp.*	36,155	613
PetroQuest Energy, Inc.*	32,477	244
PHI, Inc. (Non Voting)*	6,923	309
Pioneer Energy Services Corp.*	34,536	606
PowerSecure International, Inc.*	12,313	120
Profire Energy, Inc.*	7,306	33
Quicksilver Resources, Inc.*	69,195	185
Resolute Energy Corp.*	42,946	371
Rex Energy Corp.*	26,492	469
Ring Energy, Inc.*	10,261	179
Rosetta Resources, Inc.*	33,856	1,857
RSP Permian, Inc.*	12,074	392
Sanchez Energy Corp.*	25,152	945
SEACOR Holdings, Inc.*	11,343	933
SemGroup Corp., Class A	23,482	1,852
Stone Energy Corp.*	30,955	1,448
Swift Energy Co.*	24,144	313
Synergy Resources Corp.*	36,681	486
Tesco Corp.	19,095	407
TETRA Technologies, Inc.*	43,410	511
Thermon Group Holdings, Inc.*	17,591	463
TransAtlantic Petroleum Ltd.*	12,462	142
Triangle Petroleum Corp.*	41,670	490
VAALCO Energy, Inc.*	27,447	198
Vantage Drilling Co.*	112,378	216
W&T Offshore, Inc.	19,248	315
Walter Energy, Inc.	36,337	198
Warren Resources, Inc.*	40,563	251
Western Refining, Inc.	29,314	1,101
Westmoreland Coal Co.*	7,338	266
Willbros Group, Inc.*	22,002	272

		55,032

Real Estate Investment Trusts - 6.8%
Acadia Realty Trust	31,627	888
Agree Realty Corp.	8,267	250
Alexander’s, Inc.	1,161	429
American Assets Trust, Inc.	19,762	683
American Realty Capital Healthcare Trust, Inc.	93,307	1,016
American Residential Properties, Inc.*	17,741	333
AmREIT, Inc.	10,833	198
Armada Hoffler Properties, Inc.	10,667	103
Ashford Hospitality Prime, Inc.	13,975	240
Ashford Hospitality Trust, Inc.	38,602	445
Associated Estates Realty Corp.	31,732	572
Aviv REIT, Inc.	10,830	305
Campus Crest Communities, Inc.	35,679	309
CareTrust REIT, Inc.*	11,058	219
CatchMark Timber Trust, Inc. Class A	6,581	90
Cedar Realty Trust, Inc.	43,686	273
Chambers Street Properties	130,691	1,051
Chatham Lodging Trust	14,533	318
Chesapeake Lodging Trust	27,559	833
CorEnergy Infrastructure Trust, Inc.	17,412	129
CoreSite Realty Corp.	11,571	383
Cousins Properties, Inc.	109,369	1,362
CubeSmart	79,545	1,457
CyrusOne, Inc.	10,613	264
DCT Industrial Trust, Inc.	181,297	1,488
DiamondRock Hospitality Co.	107,868	1,383
DuPont Fabros Technology, Inc.	35,097	946
EastGroup Properties, Inc.	17,253	1,108
Education Realty Trust, Inc.	63,342	680
Empire State Realty Trust, Inc., Class A	50,514	833
EPR Properties	29,470	1,647
Equity One, Inc.	33,952	801
Excel Trust, Inc.	26,675	356
FelCor Lodging Trust, Inc.	68,394	719
First Industrial Realty Trust, Inc.	60,802	1,146
First Potomac Realty Trust	32,434	426
Franklin Street Properties Corp.	49,730	626
Geo Group (The), Inc.	40,008	1,429
Getty Realty Corp.	14,155	270
Gladstone Commercial Corp.	8,898	159
Glimcher Realty Trust	79,938	866
Government Properties Income Trust	30,185	766
Gramercy Property Trust, Inc.	64,787	392
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,004	172
Healthcare Realty Trust, Inc.	52,963	1,346
Hersha Hospitality Trust	110,574	742
Highwoods Properties, Inc.	49,670	2,084

EQUITY INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Real Estate Investment Trusts - 6.8% continued
Hudson Pacific Properties, Inc.	30,270	$767
Inland Real Estate Corp.	48,256	513
Investors Real Estate Trust	58,763	541
iStar Financial, Inc.*	46,794	701
Kite Realty Group Trust	72,491	445
LaSalle Hotel Properties	57,368	2,025
Lexington Realty Trust	113,344	1,248
LTC Properties, Inc.	19,205	750
Mack-Cali Realty Corp.	48,878	1,050
Medical Properties Trust, Inc.	95,081	1,259
Monmouth Real Estate Investment Corp., Class A	30,799	309
National Health Investors, Inc.	18,227	1,140
New Residential Investment Corp.	155,386	979
New York REIT, Inc.	97,081	1,074
One Liberty Properties, Inc.	6,700	143
Parkway Properties, Inc.	39,230	810
Pebblebrook Hotel Trust	35,232	1,302
Pennsylvania Real Estate Investment Trust	37,889	713
Physicians Realty Trust	18,879	272
Potlatch Corp.	22,365	926
PS Business Parks, Inc.	10,728	896
QTS Realty Trust, Inc., Class A	6,604	189
Ramco-Gershenson Properties Trust	37,627	625
Retail Opportunity Investments Corp.	41,237	649
Rexford Industrial Realty, Inc.	15,741	224
RLJ Lodging Trust	72,167	2,085
Rouse Properties, Inc.	20,470	350
Ryman Hospitality Properties, Inc.	23,929	1,152
Sabra Health Care REIT, Inc.	26,047	748
Saul Centers, Inc.	5,377	261
Select Income REIT	20,286	601
Silver Bay Realty Trust Corp.	21,195	346
Sovran Self Storage, Inc.	18,182	1,405
STAG Industrial, Inc.	28,583	686
Strategic Hotels & Resorts, Inc.*	136,214	1,595
Summit Hotel Properties, Inc.	47,155	500
Sun Communities, Inc.	22,616	1,127
Sunstone Hotel Investors, Inc.	101,060	1,509
Terreno Realty Corp.	18,245	353
Trade Street Residential, Inc.	10,265	77
UMH Properties, Inc.	10,371	104
Universal Health Realty Income Trust	6,689	291
Urstadt Biddle Properties, Inc., Class A	13,750	287
Washington Real Estate Investment Trust	36,730	954
Whitestone REIT	12,301	183
Winthrop Realty Trust	20,071	308

		67,007

Real Estate Operating & Services - 0.4%
Alexander & Baldwin, Inc.	26,860	1,113
BBX Capital Corp., Class A*	4,738	85
Consolidated-Tomoka Land Co.	2,359	108
Forestar Group, Inc.*	19,236	367
Kennedy-Wilson Holdings, Inc.	39,580	1,062
Marcus & Millichap, Inc.*	4,412	113
McGrath RentCorp	14,231	523
RE/MAX Holdings, Inc., Class A	5,859	174
Resource America, Inc., Class A	7,514	70
Tejon Ranch Co.*	7,461	240

		3,855

Recreational Facilities & Services - 0.6%
AMC Entertainment Holdings, Inc., Class A	11,606	289
Carmike Cinemas, Inc.*	12,682	445
ClubCorp Holdings, Inc.	12,082	224
Diamond Resorts International, Inc.*	19,497	454
International Speedway Corp., Class A	15,371	512
Interval Leisure Group, Inc.	21,890	480
Life Time Fitness, Inc.*	22,530	1,098
Marcus (The) Corp.	9,925	181
Reading International, Inc., Class A*	9,345	80
SFX Entertainment, Inc.*	24,357	197
Speedway Motorsports, Inc.	6,424	117
Vail Resorts, Inc.	19,925	1,538

		5,615

Renewable Energy - 0.7%
Advanced Energy Industries, Inc.*	22,665	436
Ameresco, Inc., Class A*	10,744	76
EnerSys	25,862	1,779
Enphase Energy, Inc.*	10,080	86
FuelCell Energy, Inc.*	121,722	292
Green Plains, Inc.	20,607	678
Pacific Ethanol, Inc.*	11,166	171
Pattern Energy Group, Inc.	21,747	720
Plug Power, Inc.*	92,097	431
Renewable Energy Group, Inc.*	19,027	218
REX American Resources Corp.*	3,458	254
Silver Spring Networks, Inc.*	19,292	257

NORTHERN FUNDS QUARTERLY REPORT    17    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Renewable Energy - 0.7% continued
Solazyme, Inc.*	41,874	$493
Universal Display Corp.*	22,347	717

		6,608

Retail Discretionary - 3.8%
1-800-Flowers.com, Inc., Class A*	13,753	80
Aeropostale, Inc.*	43,353	151
American Eagle Outfitters, Inc.	107,163	1,202
America’s Car-Mart, Inc.*	4,289	170
ANN, Inc.*	25,807	1,062
Asbury Automotive Group, Inc.*	16,897	1,161
Barnes & Noble, Inc.*	22,607	515
Beacon Roofing Supply, Inc.*	27,173	900
bebe stores, Inc.	17,302	53
Big 5 Sporting Goods Corp.	10,163	125
Blue Nile, Inc.*	6,674	187
Boise Cascade Co.*	21,712	622
Bon-Ton Stores (The), Inc.	8,072	83
Brown Shoe Co., Inc.	24,068	689
Buckle (The), Inc.	15,539	689
Build-A-Bear Workshop, Inc.*	6,795	91
Builders FirstSource, Inc.*	24,912	186
Burlington Stores, Inc.*	15,797	503
Cato (The) Corp., Class A	15,111	467
Central Garden and Pet Co., Class A*	23,823	219
Chegg, Inc.*	40,587	286
Children’s Place (The), Inc.	12,147	603
Christopher & Banks Corp.*	20,074	176
Citi Trends, Inc.*	8,549	183
Conn’s, Inc.*	15,264	754
Container Store Group (The), Inc.*	9,485	263
Destination Maternity Corp.	7,521	171
Destination XL Group, Inc.*	19,310	106
Ethan Allen Interiors, Inc.	13,890	344
Express, Inc.*	46,434	791
Ezcorp, Inc., Class A*	28,344	327
Finish Line (The), Inc., Class A	26,586	791
First Cash Financial Services, Inc.*	15,957	919
Francesca’s Holdings Corp.*	23,252	343
Gaiam, Inc., Class A*	8,275	64
Genesco, Inc.*	13,219	1,086
Group 1 Automotive, Inc.	13,342	1,125
Guess?, Inc.	33,877	915
Haverty Furniture Cos., Inc.	11,071	278
hhgregg, Inc.*	6,445	66
Hibbett Sports, Inc.*	14,271	773
HSN, Inc.	18,298	1,084
Kirkland’s, Inc.*	8,160	151
Lands’ End, Inc.*	9,083	305
Liquidity Services, Inc.*	14,640	231
Lithia Motors, Inc., Class A	12,588	1,184
Lumber Liquidators Holdings, Inc.*	15,117	1,148
MarineMax, Inc.*	13,732	230
Men’s Wearhouse (The), Inc.	26,433	1,475
Monro Muffler Brake, Inc.	17,369	924
New York & Co., Inc.*	15,940	59
Office Depot, Inc.*	294,775	1,677
Outerwall, Inc.*	11,234	667
Overstock.com, Inc.*	6,396	101
Pacific Sunwear of California, Inc.*	27,650	66
Pep Boys-Manny Moe & Jack (The)*	29,351	336
PetMed Express, Inc.	11,129	150
PHH Corp.*	31,636	727
Pier 1 Imports, Inc.	52,097	803
Regis Corp.	24,077	339
Restoration Hardware Holdings, Inc.*	17,184	1,599
Rush Enterprises, Inc., Class A*	18,933	656
SciQuest, Inc.*	15,119	267
Sears Hometown and Outlet Stores, Inc.*	6,401	137
Shoe Carnival, Inc.	8,336	172
Sonic Automotive, Inc., Class A	21,893	584
Sportsman’s Warehouse Holdings, Inc.*	5,369	43
Stage Stores, Inc.	17,472	327
Stein Mart, Inc.	15,313	213
Steiner Leisure Ltd.*	8,101	351
Stock Building Supply Holdings, Inc.*	8,030	158
Systemax, Inc.*	6,261	90
Tile Shop Holdings, Inc.*	15,454	236
Tilly’s, Inc., Class A*	5,751	46
Tuesday Morning Corp.*	23,960	427
ValueVision Media, Inc., Class A*	23,553	118
Vitamin Shoppe, Inc.*	16,964	730
West Marine, Inc.*	9,495	97
Winmark Corp.	1,308	91
Zumiez, Inc.*	11,431	315

		37,833

Retail Staples - 0.9%
Casey’s General Stores, Inc.	21,218	1,491
Chefs’ Warehouse (The), Inc.*	9,901	196

EQUITY INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Retail Staples - 0.9% continued
Fairway Group Holdings Corp.*	10,197	$68
Five Below, Inc.*	29,908	1,194
Fred’s, Inc., Class A	20,327	311
Fresh Market (The), Inc.*	23,599	790
Ingles Markets, Inc., Class A	7,303	192
Natural Grocers by Vitamin Cottage, Inc.*	4,855	104
Nutrisystem, Inc.	15,868	272
Pantry (The), Inc.*	12,926	209
PriceSmart, Inc.	10,321	898
Roundy’s, Inc.	21,644	119
SpartanNash Co.	20,804	437
SUPERVALU, Inc.*	111,736	919
Susser Holdings Corp.*	10,180	822
Village Super Market, Inc., Class A	3,779	89
Weis Markets, Inc.	6,084	278

		8,389

Semiconductors - 3.8%
Aeroflex Holding Corp.*	10,810	113
Alpha & Omega Semiconductor Ltd.*	11,939	111
Ambarella, Inc.*	15,874	495
Amkor Technology, Inc.*	47,034	526
Applied Micro Circuits Corp.*	42,982	465
Applied Optoelectronics, Inc.*	8,148	189
Axcelis Technologies, Inc.*	60,390	121
Brooks Automation, Inc.	36,883	397
Cabot Microelectronics Corp.*	13,297	594
Cascade Microtech, Inc.*	7,033	96
Cavium, Inc.*	29,161	1,448
Ceva, Inc.*	11,469	169
Cirrus Logic, Inc.*	34,205	778
Coherent, Inc.*	13,731	909
Cohu, Inc.	13,804	148
Cypress Semiconductor Corp.*	86,946	949
Diodes, Inc.*	20,032	580
DSP Group, Inc.*	12,245	104
Electro Scientific Industries, Inc.	13,330	91
Entegris, Inc.*	76,717	1,054
Entropic Communications, Inc.*	49,064	163
Exar Corp.*	21,782	246
Fairchild Semiconductor International, Inc.*	68,874	1,074
FormFactor, Inc.*	30,708	255
GT Advanced Technologies, Inc.*	75,182	1,398
Hittite Microwave Corp.	17,292	1,348
II-VI, Inc.*	29,066	420
Inphi Corp.*	17,273	254
Integrated Device Technology, Inc.*	73,619	1,138
Integrated Silicon Solution, Inc.*	16,695	247
International Rectifier Corp.*	39,259	1,095
Intersil Corp., Class A	70,985	1,061
IXYS Corp.	13,424	165
Kemet Corp.*	24,881	143
Lattice Semiconductor Corp.*	64,872	535
M/A-COM Technology Solutions Holdings, Inc.*	6,631	149
MaxLinear, Inc., Class A*	15,357	155
Maxwell Technologies, Inc.*	16,395	248
Micrel, Inc.	24,608	278
Microsemi Corp.*	52,363	1,401
MKS Instruments, Inc.	29,545	923
Monolithic Power Systems, Inc.	21,280	901
Nanometrics, Inc.*	13,162	240
Newport Corp.*	21,987	407
NVE Corp.*	2,677	149
Oclaro, Inc.*	51,640	114
OmniVision Technologies, Inc.*	30,913	679
Park Electrochemical Corp.	11,527	325
Parkervision, Inc.*	53,318	79
Peregrine Semiconductor Corp.*	15,052	103
Pericom Semiconductor Corp.*	12,265	111
Photronics, Inc.*	34,036	293
PLX Technology, Inc.*	22,357	145
PMC - Sierra, Inc.*	95,599	727
Power Integrations, Inc.	16,766	965
Quicklogic Corp.*	30,404	157
Rambus, Inc.*	62,668	896
RF Micro Devices, Inc.*	157,735	1,513
Rubicon Technology, Inc.*	14,424	126
Rudolph Technologies, Inc.*	18,163	179
Semtech Corp.*	37,076	970
Silicon Image, Inc.*	43,124	217
Silicon Laboratories, Inc.*	23,954	1,180
Spansion, Inc., Class A*	33,269	701
Tessera Technologies, Inc.	29,484	651
TriQuint Semiconductor, Inc.*	94,447	1,493
Ultra Clean Holdings, Inc.*	16,229	147
Ultratech, Inc.*	15,468	343
Veeco Instruments, Inc.*	22,078	823
Vishay Precision Group, Inc.*	7,031	116

NORTHERN FUNDS QUARTERLY REPORT    19    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Semiconductors - 3.8% continued
Vitesse Semiconductor Corp.*	26,536	$92
Xcerra Corp.*	26,607	242

		37,117

Software - 5.1%
2U, Inc.*	5,652	95
8x8, Inc.*	48,816	394
A10 Networks, Inc.*	7,007	93
ACI Worldwide, Inc.*	20,905	1,167
Actuate Corp.*	25,373	121
Acxiom Corp.*	42,421	920
Advent Software, Inc.	28,366	924
Agilysys, Inc.*	8,210	116
Amber Road, Inc.*	4,913	79
American Software, Inc., Class A	13,692	135
Aspen Technology, Inc.*	50,753	2,355
Audience, Inc.*	7,731	92
AVG Technologies N.V.*	19,189	386
Barracuda Networks, Inc.*	4,372	136
Benefitfocus, Inc.*	2,694	124
Blackbaud, Inc.	25,449	910
BroadSoft, Inc.*	15,753	416
Calix, Inc.*	22,780	186
Callidus Software, Inc.*	25,337	302
Carbonite, Inc.*	9,766	117
Castlight Health, Inc., Class B*	7,135	108
CommVault Systems, Inc.*	26,010	1,279
Computer Programs & Systems, Inc.	6,151	391
Compuware Corp.	121,091	1,210
Constant Contact, Inc.*	17,301	556
Cornerstone OnDemand, Inc.*	29,297	1,348
Cvent, Inc.*	9,889	288
Dealertrack Technologies, Inc.*	29,533	1,339
Demandware, Inc.*	16,559	1,149
Digi International, Inc.*	14,005	132
Digital River, Inc.*	18,013	278
E2open, Inc.*	12,783	264
Ebix, Inc.	16,868	241
Envestnet, Inc.*	18,765	918
Epiq Systems, Inc.	17,125	241
Five9, Inc.*	6,715	48
FleetMatics Group PLC*	20,581	666
Glu Mobile, Inc.*	49,527	248
Guidance Software, Inc.*	9,854	90
Guidewire Software, Inc.*	37,452	1,523
ICG Group, Inc.*	22,695	474
Immersion Corp.*	15,509	197
Imperva, Inc.*	12,189	319
inContact, Inc.*	33,482	308
Infoblox, Inc.*	29,687	390
InnerWorkings, Inc.*	19,344	164
Interactive Intelligence Group, Inc.*	9,238	519
Intralinks Holdings, Inc.*	21,843	194
Jive Software, Inc.*	23,507	200
KEYW Holding (The) Corp.*	18,154	228
Kofax Ltd.*	40,895	352
Lionbridge Technologies, Inc.*	35,616	212
LivePerson, Inc.*	29,885	303
LogMeIn, Inc.*	13,383	624
magicJack VocalTec Ltd.*	9,828	149
Manhattan Associates, Inc.*	41,771	1,438
Mavenir Systems, Inc.*	5,319	81
MedAssets, Inc.*	33,616	768
Mentor Graphics Corp.	53,385	1,151
Merge Healthcare, Inc.*	39,004	89
MicroStrategy, Inc., Class A*	5,001	703
MobileIron, Inc.*	334	3
Model N, Inc.*	10,622	117
ModusLink Global Solutions, Inc.*	20,052	75
Monotype Imaging Holdings, Inc.	21,788	614
NeuStar, Inc., Class A*	33,200	864
Omnicell, Inc.*	20,171	579
OPOWER, Inc.*	4,282	81
Park City Group, Inc.*	5,259	57
Paycom Software, Inc.*	3,595	52
Paylocity Holding Corp.*	4,618	100
PDF Solutions, Inc.*	16,823	357
Pegasystems, Inc.	19,541	413
Progress Software Corp.*	28,326	681
Proofpoint, Inc.*	20,391	764
PROS Holdings, Inc.*	12,963	343
Q2 Holdings, Inc.*	5,451	78
QAD, Inc., Class A	3,373	72
Qlik Technologies, Inc.*	49,409	1,118
Quality Systems, Inc.	27,460	441
Qualys, Inc.*	11,087	285
Rally Software Development Corp.*	13,699	149
RealNetworks, Inc.*	12,780	97
RealPage, Inc.*	28,550	642

EQUITY INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Software - 5.1% continued
Rosetta Stone, Inc.*	11,703	$114
Sapiens International Corp. N.V.*	13,513	108
Seachange International, Inc.*	18,113	145
SPS Commerce, Inc.*	8,929	564
SS&C Technologies Holdings, Inc.*	37,551	1,660
Synchronoss Technologies, Inc.*	19,446	680
Take-Two Interactive Software, Inc.*	54,542	1,213
Tangoe, Inc.*	21,326	321
TeleCommunication Systems, Inc., Class A*	26,734	88
Textura Corp.*	10,274	243
Tyler Technologies, Inc.*	18,194	1,659
Ultimate Software Group (The), Inc.*	15,626	2,159
Unwired Planet, Inc.*	54,036	120
Varonis Systems, Inc.*	2,858	83
VASCO Data Security International, Inc.*	16,223	188
Verint Systems, Inc.*	29,748	1,459
VirnetX Holding Corp.*	23,443	413
Vringo, Inc.*	39,390	135
Web.com Group, Inc.*	28,541	824
Zendesk, Inc.*	6,262	109

		50,515

Specialty Finance - 3.9%
AG Mortgage Investment Trust, Inc.	15,629	296
Aircastle Ltd.	35,625	633
Altisource Portfolio Solutions S.A.*	8,041	921
Altisource Residential Corp.	31,479	819
American Capital Mortgage Investment Corp.	28,200	565
Anworth Mortgage Asset Corp.	70,558	364
Apollo Commercial Real Estate Finance, Inc.	25,401	419
Apollo Residential Mortgage, Inc.	17,674	296
Ares Commercial Real Estate Corp.	15,748	195
Arlington Asset Investment Corp., Class A	10,525	288
ARMOUR Residential REIT, Inc.	196,929	853
Blackhawk Network Holdings, Inc.*	29,053	820
Caesars Acquisition Co., Class A*	25,206	312
CAI International, Inc.*	9,508	209
Capstead Mortgage Corp.	52,768	694
Cardtronics, Inc.*	24,510	835
Cash America International, Inc.	15,506	689
Cass Information Systems, Inc.	6,356	314
Colony Financial, Inc.	50,914	1,182
Consumer Portfolio Services, Inc.*	11,572	88
Credit Acceptance Corp.*	3,885	478
CYS Investments, Inc.	89,328	806
Dynex Capital, Inc.	30,165	267
Electro Rent Corp.	9,062	152
Ellie Mae, Inc.*	15,496	482
Encore Capital Group, Inc.*	14,169	644
Essent Group Ltd.*	22,957	461
Euronet Worldwide, Inc.*	28,089	1,355
Federal Agricultural Mortgage Corp., Class C	5,732	178
First American Financial Corp.	58,893	1,637
Flagstar Bancorp, Inc.*	11,295	204
General Finance Corp.*	6,089	58
Global Cash Access Holdings, Inc.*	36,285	323
Green Dot Corp., Class A*	17,160	326
Hatteras Financial Corp.	53,223	1,054
Heartland Payment Systems, Inc.	19,747	814
HFF, Inc., Class A	18,083	673
Higher One Holdings, Inc.*	18,954	72
Home Loan Servicing Solutions Ltd.	39,131	889
HomeStreet, Inc.	8,184	150
Invesco Mortgage Capital, Inc.	67,867	1,178
JGWPT Holdings, Inc., Class A*	6,488	73
JTH Holding, Inc., Class A*	2,093	70
Ladder Capital Corp. Class A*	8,398	152
Marlin Business Services Corp.	4,539	83
Meta Financial Group, Inc.	3,406	136
MGIC Investment Corp.*	186,546	1,724
MoneyGram International, Inc.*	16,077	237
Nelnet, Inc., Class A	11,477	475
New York Mortgage Trust, Inc.	49,915	390
NewStar Financial, Inc.*	14,657	206
Nicholas Financial, Inc.	5,574	80
Owens Realty Mortgage, Inc.	5,936	115
PennyMac Financial Services, Inc., Class A*	7,269	110
PennyMac Mortgage Investment Trust	40,786	895
Portfolio Recovery Associates, Inc.*	27,593	1,643
RAIT Financial Trust	45,379	375
Redwood Trust, Inc.	45,743	891
Regional Management Corp.*	5,874	91
Resource Capital Corp.	71,208	401
Safeguard Scientifics, Inc.*	11,380	237
Springleaf Holdings, Inc.*	13,533	351
Starwood Waypoint Residential Trust*	21,570	565

NORTHERN FUNDS QUARTERLY REPORT    21    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER	VALUE
	OF SHARES	(000S)
COMMON STOCKS - 98.3% continued
Specialty Finance - 3.9% continued
Stewart Information Services Corp.	11,844	$367
Stonegate Mortgage Corp.*	7,877	110
Textainer Group Holdings Ltd.	11,899	460
Tiptree Financial, Inc. Class A	4,326	38
Tree.com, Inc.*	3,512	102
WageWorks, Inc.*	19,349	933
Walker & Dunlop, Inc.*	10,212	144
Walter Investment Management Corp.*	20,751	618
Western Asset Mortgage Capital Corp.	22,966	325
WEX, Inc.*	21,358	2,242
World Acceptance Corp.*	4,622	351
Xoom Corp.*	17,040	449

		38,432

Technology Services - 2.2%
Black Box Corp.	8,583	201
Bottomline Technologies de, Inc.*	21,703	649
CACI International, Inc., Class A*	12,949	909
CIBER, Inc.*	42,640	211
Cinedigm Corp., Class A*	42,130	105
comScore, Inc.*	19,104	678
Comverse, Inc.*	12,345	329
Convergys Corp.	55,961	1,200
CSG Systems International, Inc.	18,793	491
Cyan, Inc.*	15,143	61
Endurance International Group Holdings, Inc.*	16,619	254
Engility Holdings, Inc.*	9,665	370
EPAM Systems, Inc.*	19,624	859
EVERTEC, Inc.	36,188	877
ExlService Holdings, Inc.*	18,012	530
Fair Isaac Corp.	18,888	1,204
Forrester Research, Inc.	6,018	228
ICF International, Inc.*	11,034	390
iGATE Corp.*	20,276	738
Luxoft Holding, Inc.*	4,319	156
ManTech International Corp., Class A	13,223	390
MarketAxess Holdings, Inc.	20,795	1,124
MAXIMUS, Inc.	37,316	1,605
Medidata Solutions, Inc.*	29,817	1,276
NIC, Inc.	35,956	570
Perficient, Inc.*	19,051	371
Performant Financial Corp.*	16,395	166
Rentrak Corp.*	5,473	287
Sapient Corp.*	63,179	1,027
Science Applications International Corp.	23,166	1,023
ServiceSource International, Inc.*	37,709	219
Sykes Enterprises, Inc.*	21,719	472
Syntel, Inc.*	8,553	735
TeleTech Holdings, Inc.*	9,667	280
Tessco Technologies, Inc.	3,167	101
Unisys Corp.*	28,167	697
Virtusa Corp.*	14,330	513

		21,296

Telecom - 1.2%
Atlantic Tele-Network, Inc.	5,179	300
Cbeyond, Inc.*	15,316	152
Cincinnati Bell, Inc.*	115,225	453
Cogent Communications Holdings, Inc.	25,687	888
Consolidated Communications Holdings, Inc.	22,201	494
DigitalGlobe, Inc.*	41,593	1,156
EarthLink Holdings Corp.	56,459	210
Enventis Corp.	7,465	118
FairPoint Communications, Inc.*	11,434	160
General Communication, Inc., Class A*	19,802	219
Globalstar, Inc.*	151,340	643
Gogo, Inc.*	30,799	602
GTT Communications, Inc.*	7,768	79
Hawaiian Telcom Holdco, Inc.*	5,881	168
IDT Corp., Class B	9,277	162
Inteliquent, Inc.	17,884	248
Intelsat S.A.*	15,082	284
Internap Network Services Corp.*	29,932	211
Iridium Communications, Inc.*	44,566	377
j2 Global, Inc.	26,210	1,333
Limelight Networks, Inc.*	33,213	102
Lumos Networks Corp.	10,367	150
NTELOS Holdings Corp.	9,337	116
ORBCOMM, Inc.*	24,567	162
Pendrell Corp.*	89,883	158
Premiere Global Services, Inc.*	26,609	355
RigNet, Inc.*	6,573	354
RingCentral, Inc., Class A*	15,434	234
Shenandoah Telecommunications Co.	13,284	405
USA Mobility, Inc.	11,951	184
Vonage Holdings Corp.*	96,041	360
West Corp.	21,219	569

EQUITY INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Telecom - 1.2% continued
Zix Corp.*	32,660	$112

		11,518

Transportation & Logistics - 1.8%
Air Transport Services Group, Inc.*	28,826	241
ArcBest Corp.	14,330	623
Ardmore Shipping Corp.	9,943	137
Atlas Air Worldwide Holdings, Inc.*	13,913	513
Baltic Trading Ltd.	27,098	162
Celadon Group, Inc.	11,624	248
DHT Holdings, Inc.	38,254	275
Dorian LPG Ltd.*	4,027	93
Echo Global Logistics, Inc.*	12,945	248
Forward Air Corp.	17,200	823
Frontline Ltd.*	36,537	107
GasLog Ltd.	23,206	740
Heartland Express, Inc.	29,970	640
Hornbeck Offshore Services, Inc.*	19,964	937
Hub Group, Inc., Class A*	20,269	1,022
International Shipholding Corp.	3,199	73
Knight Transportation, Inc.	32,927	783
Knightsbridge Tankers Ltd.	18,500	262
Marten Transport Ltd.	13,116	293
Matson, Inc.	23,669	635
Navios Maritime Acq Corp.	45,350	168
Navios Maritime Holdings, Inc.	43,724	442
Nordic American Tankers Ltd.	49,156	468
P.A.M. Transportation Services, Inc.*	1,775	50
Patriot Transportation Holding, Inc.*	3,624	127
Quality Distribution, Inc.*	15,073	224
Roadrunner Transportation Systems, Inc.*	15,361	432
Safe Bulkers, Inc.	21,425	209
Saia, Inc.*	13,563	596
Scorpio Bulkers, Inc.*	74,331	662
Scorpio Tankers, Inc.	110,084	1,120
Ship Finance International Ltd.	32,568	605
Stamps.com, Inc.*	7,849	264
Swift Transportation Co.*	46,851	1,182
Teekay Tankers Ltd., Class A	33,923	146
Ultrapetrol Bahamas Ltd.*	12,015	36
Universal Truckload Services, Inc.	3,623	92
USA Truck, Inc.*	3,452	64
UTi Worldwide, Inc.	50,437	522
Werner Enterprises, Inc.	24,645	653
XPO Logistics, Inc.*	28,951	829
YRC Worldwide, Inc.*	17,231	484

		18,230

Transportation Equipment - 0.3%
Accuride Corp.*	21,224	104
American Railcar Industries, Inc.	5,208	353
Commercial Vehicle Group, Inc.*	14,572	146
FreightCar America, Inc.	6,649	166
Greenbrier (The) Cos., Inc.*	15,204	876
Malibu Boats, Inc. Class A*	3,933	79
Meritor, Inc.*	53,919	703
Spartan Motors, Inc.	18,650	85
Wabash National Corp.*	37,977	541

		3,053

Travel, Lodging & Dining - 2.7%
Allegiant Travel Co.	7,609	896
Biglari Holdings, Inc.*	795	336
BJ’s Restaurants, Inc.*	13,055	456
Bloomin’ Brands, Inc.*	42,537	954
Bob Evans Farms, Inc.	13,606	681
Boyd Gaming Corp.*	42,745	518
Bravo Brio Restaurant Group, Inc.*	10,554	165
Buffalo Wild Wings, Inc.*	10,417	1,726
Caesars Entertainment Corp.*	28,255	511
Carrols Restaurant Group, Inc.*	19,652	140
Cheesecake Factory (The), Inc.	27,517	1,277
Churchill Downs, Inc.	7,410	668
Chuy’s Holdings, Inc.*	9,058	329
Cracker Barrel Old Country Store, Inc.	10,518	1,047
Del Frisco’s Restaurant Group, Inc.*	13,023	359
Denny’s Corp.*	47,933	313
DineEquity, Inc.	9,175	729
Einstein Noah Restaurant Group, Inc.	6,114	98
Empire Resorts, Inc.*	8,322	60
Era Group, Inc.*	11,168	320
Famous Dave’s of America, Inc.*	2,576	74
Fiesta Restaurant Group, Inc.*	14,760	685
Hawaiian Holdings, Inc.*	24,834	340
Ignite Restaurant Group, Inc.*	4,219	61
Intrawest Resorts Holdings, Inc.*	7,424	85
Isle of Capri Casinos, Inc.*	12,088	103
Jack in the Box, Inc.	22,064	1,320
Jamba, Inc.*	9,297	112
JetBlue Airways Corp.*	137,044	1,487

NORTHERN FUNDS QUARTERLY REPORT    23    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3% continued
Travel, Lodging & Dining - 2.7% continued
Krispy Kreme Doughnuts, Inc.*	35,902	$574
La Quinta Holdings, Inc.*	24,402	467
Marriott Vacations Worldwide Corp.*	15,618	916
Monarch Casino & Resort, Inc.*	5,256	80
Morgans Hotel Group Co.*	16,055	127
Multimedia Games Holding Co., Inc.*	16,287	483
Nathan’s Famous, Inc.*	1,728	94
Noodles & Co.*	5,966	205
Orient-Express Hotels Ltd., Class A*	53,248	774
Papa John’s International, Inc.	16,872	715
Papa Murphy’s Holdings, Inc.*	3,206	31
Penn National Gaming, Inc.*	43,334	526
Pinnacle Entertainment, Inc.*	32,790	826
Popeyes Louisiana Kitchen, Inc.*	13,029	570
Potbelly Corp.*	8,232	131
Red Robin Gourmet Burgers, Inc.*	7,877	561
Republic Airways Holdings, Inc.*	27,451	298
Ruby Tuesday, Inc.*	33,883	257
Ruth’s Hospitality Group, Inc.	19,850	245
Scientific Games Corp., Class A*	27,940	311
SkyWest, Inc.	28,207	345
Sonic Corp.*	29,938	661
Texas Roadhouse, Inc.	38,424	999
Zoe’s Kitchen, Inc.*	3,215	111

		26,157

Utilities - 3.3%
ALLETE, Inc.	23,354	1,199
American States Water Co.	21,374	710
Artesian Resources Corp., Class A	4,277	96
Atlantic Power Corp.	66,522	273
Avista Corp.	33,167	1,112
Black Hills Corp.	24,602	1,510
California Water Service Group	26,359	638
Chesapeake Utilities Corp.	5,348	382
Cleco Corp.	33,265	1,961
Connecticut Water Service, Inc.	6,009	204
Dynegy, Inc.*	55,311	1,925
El Paso Electric Co.	22,222	894
Empire District Electric (The) Co.	23,787	611
EnerNOC, Inc.*	14,948	283
IDACORP, Inc.	27,734	1,604
Laclede Group (The), Inc.	18,035	876
Layne Christensen Co.*	10,932	145
MGE Energy, Inc.	19,123	756
Middlesex Water Co.	8,822	187
MYR Group, Inc.*	11,743	297
New Jersey Resources Corp.	23,221	1,327
Northwest Natural Gas Co.	14,952	705
NorthWestern Corp.	21,564	1,125
NRG Yield, Inc., Class A	11,070	576
ONE Gas, Inc.	28,654	1,082
Ormat Technologies, Inc.	9,787	282
Otter Tail Corp.	20,101	609
Piedmont Natural Gas Co., Inc.	42,969	1,607
Pike Corp.*	15,227	136
PNM Resources, Inc.	43,915	1,288
PNM Resources, Inc. - (Fractional Shares)*	50,000	—
Portland General Electric Co.	43,082	1,494
SJW Corp.	8,658	236
South Jersey Industries, Inc.	18,174	1,098
Southwest Gas Corp.	25,646	1,354
UIL Holdings Corp.	31,163	1,206
Unitil Corp.	7,638	258
UNS Energy Corp.	22,978	1,388
WGL Holdings, Inc.	28,607	1,233
York Water Co.	7,150	149

		32,816

Waste & Environment Service Equipment & Facilities - 0.5%
Advanced Emissions Solutions, Inc.*	11,970	274
Cantel Medical Corp.	18,632	682
Casella Waste Systems, Inc., Class A*	21,309	107
Ceco Environmental Corp.	11,596	181
CLARCOR, Inc.	27,791	1,719
Energy Recovery, Inc.*	21,218	104
Heritage-Crystal Clean, Inc.*	5,047	99
Nuverra Environmental Solutions, Inc.*	8,311	167
Quest Resource Holding Corp.*	7,020	37
Schnitzer Steel Industries, Inc., Class A	14,482	378
Tetra Tech, Inc.	35,814	985
US Ecology, Inc.	11,878	581
Vertex Energy, Inc.*	6,496	63

		5,377

Total Common Stocks (Cost $679,645)		968,439

OTHER - 0.0%(1)
Escrow DLB Oil & Gas*	1,200	—
Escrow Gerber Scientific, Inc.*	9,016	—

EQUITY INDEX FUNDS     24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%(1) continued
Escrow Position PetroCorp*	420	$—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
Banking - 0.0%
CSF Holdings, Inc.(2) *	6,212	—

Biotechnology & Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc. (Contingent Value Rights)(2) *	3,681	—

Telecom - 0.0%
Leap Wireless International, Inc. (Contingent Value Rights)(2) *	30,708	—

Total Rights (Cost $ — )		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Magnum Hunter Resources Corp., Exp. 4/15/16, Strike $8.50*	9,488	$—
Tejon Ranch Co., Exp. 8/31/16, Strike $40.00*	1,122	3

Total Warrants (Cost $7)		3

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1 .3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	12,600,507	$12,601

Total Investment Companies (Cost $12,601)		12,601

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U. S. Treasury Bill,
0.04%, 10/2/14	$1,655	$1,655

Total Short-Term Investments (Cost $1,655)		1,655

Total Investments - 99.7% (Cost $693,908)		982,698

Other Assets less Liabilities - 0.3%		2,491

NET ASSETS - 100.0%		$985,189

(1)	Security listed as “escrow” is considered to be worthless.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $31,475,000 with net sales of approximately $18,874,000 during the three months ended June 30, 2014.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	147	$17,497	Long	9/14	$356

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.2%
Consumer Staples	3.1
Energy	6.3
Financials	22.9
Health Care	13.3
Industrials	14.0
Information Technology	17.9
Materials	5.1
Telecommunication Services	0.8
Utilities	3.4

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    25    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	JUNE 30, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a strategy).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$968,439	(1)	$—	$—	$968,439
Warrants	3		—	—	3
Investment Companies	12,601		—	—	12,601
Short-Term Investments	—		1,655	—	1,655

Total Investments	$981,043		$1,655	$—	$982,698

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$356		$—	$—	$356

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Industry	Value (000S)	Reason
Common Stocks
Biotechnology & Pharmaceuticals	$146	Valuations at last traded price

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$702,686

Gross tax appreciation of investments	$309,099
Gross tax depreciation of investments	(29,087)

Net tax appreciation of investments	$280,012

EQUITY INDEX FUNDS     26    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5%
Aerospace & Defense - 2.1%
Boeing (The) Co.	221,837	$28,224
General Dynamics Corp.	107,700	12,553
L-3 Communications Holdings, Inc.	28,665	3,461
Lockheed Martin Corp.	88,151	14,169
Northrop Grumman Corp.	70,788	8,468
Precision Castparts Corp.	47,811	12,068
Raytheon Co.	103,526	9,550
Rockwell Collins, Inc.	44,608	3,486
Textron, Inc.	92,670	3,548
United Technologies Corp.	278,875	32,196

		127,723

Apparel & Textile Products - 0.7%
Cintas Corp.	33,760	2,145
Fossil Group, Inc.*	15,685	1,639
Michael Kors Holdings Ltd.*	59,542	5,278
NIKE, Inc., Class B	243,700	18,899
PVH Corp.	27,362	3,191
Ralph Lauren Corp.	19,524	3,137
Under Armour, Inc., Class A*	53,796	3,200
VF Corp.	113,626	7,159

		44,648

Asset Management - 0.9%
Affiliated Managers Group, Inc.*	18,282	3,755
BlackRock, Inc.	41,360	13,219
Charles Schwab (The) Corp.	387,386	10,432
E*TRADE Financial Corp.*	94,870	2,017
Franklin Resources, Inc.	132,575	7,668
Invesco Ltd.	142,608	5,383
Legg Mason, Inc.	33,952	1,742
T Rowe Price Group, Inc.	87,049	7,348

		51,564

Automotive - 1.2%
BorgWarner, Inc.	75,571	4,927
Delphi Automotive PLC	91,375	6,281
Ford Motor Co.	1,307,205	22,536
General Motors Co.	434,749	15,782
Goodyear Tire & Rubber (The) Co.	90,723	2,520
Harley-Davidson, Inc.	72,474	5,062
Harman International Industries, Inc.	22,334	2,399
Johnson Controls, Inc.	219,605	10,965

		70,472

Banking - 4.6%
Bank of America Corp.	3,478,320	53,462
BB&T Corp.	237,561	9,367
Citigroup, Inc.	1,004,518	47,313
Comerica, Inc.	59,959	3,008
Fifth Third Bancorp	280,192	5,982
Hudson City Bancorp, Inc.	155,300	1,527
Huntington Bancshares, Inc.	274,161	2,615
KeyCorp	290,732	4,166
M&T Bank Corp.	43,544	5,402
People’s United Financial, Inc.	102,835	1,560
PNC Financial Services Group (The), Inc.	176,613	15,727
Regions Financial Corp.	456,072	4,843
SunTrust Banks, Inc.	176,754	7,081
US Bancorp	599,924	25,989
Wells Fargo & Co.	1,584,971	83,306
Zions Bancorporation	60,951	1,796

		273,144

Biotechnology & Pharmaceuticals - 8.3%
AbbVie, Inc.	525,780	29,675
Actavis PLC*	61,523	13,723
Alexion Pharmaceuticals, Inc.*	65,424	10,222
Allergan, Inc.	98,241	16,624
Amgen, Inc.	250,296	29,628
Biogen Idec, Inc.*	78,427	24,729
Bristol-Myers Squibb Co.	547,984	26,583
Celgene Corp.*	264,780	22,739
Eli Lilly & Co.	325,755	20,252
Forest Laboratories, Inc.*	78,520	7,773
Gilead Sciences, Inc.*	507,780	42,100
Hospira, Inc.*	55,682	2,860
Johnson & Johnson	935,507	97,873
Merck & Co., Inc.	966,331	55,902
Mylan, Inc.*	123,579	6,372
Perrigo Co. PLC	44,380	6,469
Pfizer, Inc.	2,109,238	62,602
Regeneron Pharmaceuticals, Inc.*	26,349	7,443
Vertex Pharmaceuticals, Inc.*	78,357	7,419
Zoetis, Inc.	165,200	5,331

		496,319

Chemicals - 2.4%
Air Products & Chemicals, Inc.	70,164	9,024
Airgas, Inc.	22,321	2,431
Avery Dennison Corp.	31,353	1,607
CF Industries Holdings, Inc.	17,141	4,123

NORTHERN FUNDS QUARTERLY REPORT    1    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Chemicals - 2.4% continued
Dow Chemical (The) Co.	398,086	$20,485
E.I. du Pont de Nemours & Co.	303,515	19,862
Eastman Chemical Co.	49,604	4,333
FMC Corp.	44,330	3,156
International Flavors & Fragrances, Inc.	27,000	2,816
LyondellBasell Industries N.V., Class A	137,687	13,445
Monsanto Co.	173,287	21,616
Mosaic (The) Co.	106,896	5,286
PPG Industries, Inc.	45,834	9,632
Praxair, Inc.	96,854	12,866
Sherwin-Williams (The) Co.	27,997	5,793
Sigma-Aldrich Corp.	39,159	3,974

		140,449

Construction Materials - 0.0%
Vulcan Materials Co.	43,457	2,770

Consumer Discretionary Services - 0.3%
ADT (The) Corp.	57,587	2,012
Ecolab, Inc.	89,391	9,953
Graham Holdings Co., Class B	1,456	1,046
H&R Block, Inc.	90,437	3,031
Iron Mountain, Inc.	55,924	1,983
Robert Half International, Inc.	45,757	2,184

		20,209

Consumer Products - 7.0%
Altria Group, Inc.	656,851	27,548
Archer-Daniels-Midland Co.	216,929	9,569
Avon Products, Inc.	143,198	2,092
Brown-Forman Corp., Class B	53,570	5,045
Campbell Soup Co.	58,968	2,701
Clorox (The) Co.	42,353	3,871
Coca-Cola (The) Co.	1,249,929	52,947
Coca-Cola Enterprises, Inc.	77,044	3,681
Colgate-Palmolive Co.	287,338	19,591
ConAgra Foods, Inc.	139,445	4,139
Constellation Brands, Inc., Class A*	55,811	4,919
Dr. Pepper Snapple Group, Inc.	64,727	3,792
Estee Lauder (The) Cos., Inc., Class A	83,741	6,219
General Mills, Inc.	203,056	10,669
Hershey (The) Co.	49,394	4,809
Hormel Foods Corp.	44,447	2,193
JM Smucker (The) Co.	34,224	3,647
Kellogg Co.	84,158	5,529
Keurig Green Mountain, Inc.	41,970	5,230
Kimberly-Clark Corp.	124,667	13,865
Kraft Foods Group, Inc.	197,198	11,822
Lorillard, Inc.	120,004	7,317
McCormick & Co., Inc. (Non Voting)	42,900	3,071
Mead Johnson Nutrition Co.	66,803	6,224
Molson Coors Brewing Co., Class B	52,809	3,916
Mondelez International, Inc., Class A	559,882	21,057
Monster Beverage Corp.*	44,779	3,181
PepsiCo, Inc.	501,137	44,772
Philip Morris International, Inc.	520,058	43,846
Procter & Gamble (The) Co.	894,913	70,331
Reynolds American, Inc.	102,763	6,202
Tyson Foods, Inc., Class A	91,022	3,417

		417,212

Containers & Packaging - 0.8%
3M Co.	205,518	29,438
Ball Corp.	46,113	2,890
Bemis Co., Inc.	33,414	1,359
International Paper Co.	143,100	7,222
MeadWestvaco Corp.	55,446	2,454
Owens-Illinois, Inc.*	54,277	1,880
Sealed Air Corp.	64,603	2,208

		47,451

Design, Manufacturing & Distribution - 0.0%
Jabil Circuit, Inc.	62,149	1,299

Distribution/Wholesale - Consumer Staples - 0.1%
Sysco Corp.	193,937	7,263

Distributors - 0.2%
Fastenal Co.	90,140	4,461
Genuine Parts Co.	50,501	4,434

		8,895

Electrical Equipment - 3.1%
Allegion PLC	29,403	1,667
AMETEK, Inc.	80,672	4,218
Amphenol Corp., Class A	51,890	4,999
Dover Corp.	55,021	5,004
Eaton Corp. PLC	157,579	12,162
Emerson Electric Co.	232,410	15,423
General Electric Co.	3,315,764	87,138
Honeywell International, Inc.	258,928	24,067
Ingersoll-Rand PLC	82,958	5,186
Rockwell Automation, Inc.	45,751	5,726

EQUITY INDEX FUNDS     2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Electrical Equipment - 3.1% continued
Roper Industries, Inc.	33,097	$4,832
TE Connectivity Ltd.	135,384	8,372
Tyco International Ltd.	152,446	6,952

		185,746

Engineering & Construction Services - 0.1%
Fluor Corp.	52,589	4,044
Jacobs Engineering Group, Inc.*	43,473	2,317
Quanta Services, Inc.*	71,665	2,478

		8,839

Hardware - 5.2%
Apple, Inc.	1,993,752	185,279
Cisco Systems, Inc.	1,693,384	42,081
Corning, Inc.	433,029	9,505
EMC Corp.	676,905	17,830
F5 Networks, Inc.*	24,924	2,778
Garmin Ltd.	40,675	2,477
Harris Corp.	35,328	2,676
Hewlett-Packard Co.	618,769	20,840
Juniper Networks, Inc.*	155,793	3,823
Motorola Solutions, Inc.	75,077	4,998
NetApp, Inc.	108,993	3,980
Pitney Bowes, Inc.	67,549	1,866
Seagate Technology PLC	108,188	6,147
Western Digital Corp.	69,025	6,371

		310,651

Health Care Facilities/Services - 2.0%
Aetna, Inc.	118,190	9,583
AmerisourceBergen Corp.	74,662	5,425
Cardinal Health, Inc.	112,163	7,690
Cigna Corp.	88,837	8,170
DaVita HealthCare Partners, Inc.*	58,984	4,266
Express Scripts Holding Co.*	255,447	17,710
Humana, Inc.	51,184	6,537
Laboratory Corp. of America Holdings*	28,086	2,876
McKesson Corp.	76,249	14,198
Patterson Cos., Inc.	26,712	1,056
Quest Diagnostics, Inc.	47,637	2,796
Tenet Healthcare Corp.*	32,296	1,516
UnitedHealth Group, Inc.	324,020	26,489
WellPoint, Inc.	92,494	9,953

		118,265

Home & Office Products - 0.5%
DR Horton, Inc.	93,805	2,306
Leggett & Platt, Inc.	45,415	1,557
Lennar Corp., Class A	57,940	2,432
Masco Corp.	118,150	2,623
Mohawk Industries, Inc.*	20,387	2,820
Newell Rubbermaid, Inc.	91,916	2,849
PulteGroup, Inc.	112,751	2,273
Snap-on, Inc.	19,240	2,280
Stanley Black & Decker, Inc.	51,517	4,524
Whirlpool Corp.	25,754	3,586

		27,250

Industrial Distribution - 0.1%
WW Grainger, Inc.	20,226	5,143

Institutional Financial Services - 2.6%
Bank of New York Mellon (The) Corp.	377,436	14,146
CME Group, Inc.	104,568	7,419
Goldman Sachs Group (The), Inc.	137,589	23,038
Intercontinental Exchange, Inc.	38,055	7,189
JPMorgan Chase & Co.	1,251,479	72,110
Morgan Stanley	463,327	14,980
NASDAQ OMX Group (The), Inc.	39,313	1,518
Northern Trust Corp.(1) (2)	71,137	4,568
State Street Corp.	142,836	9,607

		154,575

Insurance - 4.1%
ACE Ltd.	111,665	11,580
Aflac, Inc.	150,010	9,338
Allstate (The) Corp.	143,507	8,427
American International Group, Inc.	478,408	26,111
American International Group, Inc. (Fractional Shares)*	81,909	—
Ameriprise Financial, Inc.	62,902	7,548
Aon PLC	98,026	8,831
Assurant, Inc.	23,871	1,565
Berkshire Hathaway, Inc., Class B*	595,378	75,351
Chubb (The) Corp.	80,769	7,444
Cincinnati Financial Corp.	48,661	2,338
Genworth Financial, Inc., Class A*	162,994	2,836
Hartford Financial Services Group (The), Inc.	148,668	5,324
Lincoln National Corp.	87,061	4,478
Loews Corp.	101,178	4,453
Marsh & McLennan Cos., Inc.	181,902	9,426
MetLife, Inc.	372,184	20,679
Principal Financial Group, Inc.	90,404	4,564

NORTHERN FUNDS QUARTERLY REPORT    3    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Insurance - 4.1% continued
Progressive (The) Corp.	180,710	$4,583
Prudential Financial, Inc.	152,963	13,578
Torchmark Corp.	28,940	2,371
Travelers (The) Cos., Inc.	114,915	10,810
Unum Group	85,540	2,973
XL Group PLC	89,157	2,918

		247,526

Iron & Steel - 0.1%
Allegheny Technologies, Inc.	35,834	1,616
Nucor Corp.	105,138	5,178
United States Steel Corp.	48,507	1,263

		8,057

Leisure Products - 0.1%
Hasbro, Inc.	38,130	2,023
Mattel, Inc.	112,200	4,372

		6,395

Machinery - 1.1%
Caterpillar, Inc.	206,408	22,430
Deere & Co.	120,282	10,892
FLIR Systems, Inc.	46,718	1,622
Flowserve Corp.	45,079	3,352
Illinois Tool Works, Inc.	125,459	10,985
Joy Global, Inc.	32,898	2,026
Parker Hannifin Corp.	49,238	6,191
Pentair PLC	64,354	4,641
Xylem, Inc.	60,843	2,378

		64,517

Media Content - 6.7%
Alliance Data Systems Corp.*	17,920	5,040
Cablevision Systems Corp., Class A (New York Group)	72,556	1,281
CBS Corp., Class B (Non Voting)	174,743	10,858
Comcast Corp., Class A	859,622	46,144
DIRECTV*	154,922	13,170
Discovery Communications, Inc., Class A*	72,072	5,353
Expedia, Inc.	33,755	2,659
Facebook, Inc., Class A*	568,551	38,258
Gannett Co., Inc.	75,086	2,351
Google, Inc., Class A*	93,673	54,768
Google, Inc., Class C*	93,673	53,888
Interpublic Group of (The) Cos., Inc.	139,574	2,723
News Corp., Class A*	164,420	2,950
Omnicom Group, Inc.	85,691	6,103
Priceline Group (The), Inc.*	17,341	20,861
Scripps Networks Interactive, Inc., Class A	35,392	2,872
Time Warner Cable, Inc.	92,113	13,568
Time Warner, Inc.	291,649	20,488
TripAdvisor, Inc.*	36,683	3,986
Twenty-First Century Fox, Inc., Class A	633,057	22,252
VeriSign, Inc.*	41,273	2,015
Viacom, Inc., Class B	129,259	11,211
Walt Disney (The) Co.	532,545	45,660
Yahoo!, Inc.*	309,299	10,866

		399,325

Medical Equipment/Devices - 2.8%
Abbott Laboratories	496,559	20,309
Agilent Technologies, Inc.	110,585	6,352
Baxter International, Inc.	179,491	12,977
Becton Dickinson and Co.	64,040	7,576
Boston Scientific Corp.*	437,973	5,593
CareFusion Corp.*	68,037	3,018
Covidien PLC	149,084	13,444
CR Bard, Inc.	25,180	3,601
Danaher Corp.	198,895	15,659
DENTSPLY International, Inc.	46,842	2,218
Edwards Lifesciences Corp.*	34,586	2,969
Intuitive Surgical, Inc.*	12,717	5,237
Medtronic, Inc.	330,321	21,061
Pall Corp.	36,354	3,104
PerkinElmer, Inc.	37,735	1,768
St. Jude Medical, Inc.	94,168	6,521
Stryker Corp.	97,885	8,254
Thermo Fisher Scientific, Inc.	131,858	15,559
Varian Medical Systems, Inc.*	34,645	2,880
Waters Corp.*	28,162	2,941
Zimmer Holdings, Inc.	55,467	5,761

		166,802

Metals & Mining - 0.4%
Alcoa, Inc.	388,909	5,791
Freeport-McMoRan Copper & Gold, Inc.	343,363	12,533
Newmont Mining Corp.	164,362	4,181

		22,505

Oil, Gas & Coal - 10.5%
Anadarko Petroleum Corp.	167,001	18,282
Apache Corp.	127,556	12,835
Baker Hughes, Inc.	143,898	10,713

EQUITY INDEX FUNDS     4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Oil, Gas & Coal - 10.5% continued
Cabot Oil & Gas Corp.	137,584	$4,697
Cameron International Corp.*	67,215	4,551
Chesapeake Energy Corp.	167,410	5,203
Chevron Corp.	629,490	82,180
Cimarex Energy Co.	28,779	4,129
ConocoPhillips	405,992	34,806
CONSOL Energy, Inc.	75,583	3,482
Denbury Resources, Inc.	116,971	2,159
Devon Energy Corp.	126,809	10,069
Diamond Offshore Drilling, Inc.	22,909	1,137
Ensco PLC, Class A	77,308	4,296
EOG Resources, Inc.	180,711	21,118
EQT Corp.	50,181	5,364
Exxon Mobil Corp.	1,420,009	142,966
FMC Technologies, Inc.*	78,157	4,773
Halliburton Co.	279,286	19,832
Helmerich & Payne, Inc.	35,761	4,152
Hess Corp.	87,310	8,634
Kinder Morgan, Inc.	220,801	8,006
Marathon Oil Corp.	223,581	8,925
Marathon Petroleum Corp.	95,447	7,452
Murphy Oil Corp.	55,621	3,698
Nabors Industries Ltd.	87,114	2,559
National Oilwell Varco, Inc.	141,887	11,684
Newfield Exploration Co.*	44,848	1,982
Noble Corp. PLC	84,063	2,821
Noble Energy, Inc.	118,599	9,187
Occidental Petroleum Corp.	259,799	26,663
ONEOK, Inc.	68,385	4,656
Peabody Energy Corp.	88,822	1,452
Phillips 66	187,118	15,050
Pioneer Natural Resources Co.	47,300	10,870
QEP Resources, Inc.	60,194	2,077
Range Resources Corp.	55,771	4,849
Rowan Cos. PLC, Class A	40,414	1,290
Schlumberger Ltd.	430,786	50,811
Southwestern Energy Co.*	117,211	5,332
Spectra Energy Corp.	222,083	9,434
Tesoro Corp.	42,748	2,508
Transocean Ltd.	112,096	5,048
Valero Energy Corp.	176,460	8,841
Williams (The) Cos., Inc.	244,194	14,215

		624,788

Real Estate Investment Trusts - 2.1%
American Tower Corp.	130,750	11,765
Apartment Investment & Management Co., Class A	48,263	1,558
AvalonBay Communities, Inc.	40,131	5,706
Boston Properties, Inc.	50,760	5,999
Crown Castle International Corp.	110,265	8,188
Equity Residential	111,366	7,016
Essex Property Trust, Inc.	20,582	3,806
General Growth Properties, Inc.	173,436	4,086
HCP, Inc.	151,577	6,272
Health Care REIT, Inc.	101,346	6,351
Host Hotels & Resorts, Inc.	250,107	5,505
Kimco Realty Corp.	135,269	3,109
Macerich (The) Co.	46,431	3,099
Plum Creek Timber Co., Inc.	58,955	2,659
Prologis, Inc.	165,694	6,808
Public Storage	47,949	8,216
Simon Property Group, Inc.	102,491	17,042
Ventas, Inc.	97,605	6,257
Vornado Realty Trust	57,839	6,173
Weyerhaeuser Co.	192,851	6,381

		125,996

Real Estate Operating & Services - 0.1%
CBRE Group, Inc., Class A*	91,708	2,938

Renewable Energy - 0.0%
First Solar, Inc.*	23,449	1,666

Retail Discretionary - 3.3%
Amazon.com, Inc.*	123,254	40,030
AutoNation, Inc.*	20,807	1,242
AutoZone, Inc.*	10,972	5,884
Bed Bath & Beyond, Inc.*	67,418	3,868
Best Buy Co., Inc.	91,087	2,825
CarMax, Inc.*	72,797	3,786
Coach, Inc.	90,923	3,109
eBay, Inc.*	377,163	18,881
GameStop Corp., Class A	38,094	1,542
Gap (The), Inc.	85,658	3,561
Home Depot (The), Inc.	452,312	36,619
Kohl’s Corp.	64,236	3,384
L Brands, Inc.	81,320	4,770
Lowe’s Cos., Inc.	329,682	15,821
Macy’s, Inc.	119,051	6,907
Netflix, Inc.*	19,824	8,735

NORTHERN FUNDS QUARTERLY REPORT    5    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Retail Discretionary - 3.3% continued
Nordstrom, Inc.	46,749	$3,176
O’Reilly Automotive, Inc.*	35,181	5,298
PetSmart, Inc.	32,788	1,961
Ross Stores, Inc.	70,089	4,635
Staples, Inc.	213,669	2,316
Tiffany & Co.	36,827	3,692
TJX (The) Cos., Inc.	231,501	12,304
Tractor Supply Co.	45,758	2,764
Urban Outfitters, Inc.*	33,621	1,138

		198,248

Retail Staples - 2.5%
Costco Wholesale Corp.	144,776	16,672
CVS Caremark Corp.	386,594	29,138
Dollar General Corp.*	100,235	5,750
Dollar Tree, Inc.*	68,778	3,746
Family Dollar Stores, Inc.	31,810	2,104
Kroger (The) Co.	168,443	8,326
Safeway, Inc.	75,808	2,603
Target Corp.	209,324	12,130
Walgreen Co.	290,302	21,520
Wal-Mart Stores, Inc.	532,641	39,985
Whole Foods Market, Inc.	121,990	4,713

		146,687

Semiconductors - 3.1%
Altera Corp.	104,133	3,620
Analog Devices, Inc.	103,757	5,610
Applied Materials, Inc.	402,461	9,075
Avago Technologies Ltd.	83,201	5,996
Broadcom Corp., Class A	183,726	6,820
Intel Corp.	1,645,962	50,860
KLA-Tencor Corp.	54,761	3,978
Lam Research Corp.	53,859	3,640
Linear Technology Corp.	78,129	3,678
Microchip Technology, Inc.	66,196	3,231
Micron Technology, Inc.*	353,915	11,661
NVIDIA Corp.	184,905	3,428
QUALCOMM, Inc.	558,128	44,204
SanDisk Corp.	74,970	7,829
Texas Instruments, Inc.	356,728	17,048
Xilinx, Inc.	89,020	4,212

		184,890

Software - 3.5%
Adobe Systems, Inc.*	153,165	11,083
Autodesk, Inc.*	75,618	4,263
CA, Inc.	104,797	3,012
Cerner Corp.*	97,349	5,021
Citrix Systems, Inc.*	53,938	3,374
Electronic Arts, Inc.*	104,003	3,731
Intuit, Inc.	93,963	7,567
Microsoft Corp.	2,485,003	103,625
Oracle Corp.	1,135,322	46,015
Red Hat, Inc.*	62,519	3,455
Salesforce.com, Inc.*	186,784	10,848
Symantec Corp.	228,179	5,225
Teradata Corp.*	52,394	2,106

		209,325

Specialty Finance - 2.2%
American Express Co.	300,875	28,544
Capital One Financial Corp.	189,002	15,611
Discover Financial Services	154,132	9,553
Fidelity National Information Services, Inc.	95,435	5,224
Fiserv, Inc.*	82,339	4,967
Leucadia National Corp.	105,481	2,766
MasterCard, Inc., Class A	332,243	24,410
Navient Corp.	140,123	2,482
Total System Services, Inc.	55,083	1,730
Visa, Inc., Class A	166,222	35,025
Western Union (The) Co.	179,200	3,107

		133,419

Technology Services - 2.2%
Accenture PLC, Class A	209,067	16,901
Automatic Data Processing, Inc.	159,329	12,632
Cognizant Technology Solutions Corp., Class A*	201,179	9,840
Computer Sciences Corp.	47,842	3,024
Dun & Bradstreet (The) Corp.	12,319	1,357
Equifax, Inc.	40,702	2,952
International Business Machines Corp.	314,608	57,029
McGraw Hill Financial, Inc.	90,077	7,479
Moody’s Corp.	62,081	5,442
Nielsen N.V.	99,762	4,829
Paychex, Inc.	107,455	4,466
Xerox Corp.	361,076	4,492

		130,443

Telecom - 2.4%
Akamai Technologies, Inc.*	58,839	3,593

EQUITY INDEX FUNDS     6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.5% continued
Telecom - 2.4% continued
AT&T, Inc.	1,715,992	$60,677
CenturyLink, Inc.	188,851	6,836
Frontier Communications Corp.	334,906	1,956
Verizon Communications, Inc.	1,369,198	66,995
Windstream Holdings, Inc.	201,195	2,004

		142,061

Transportation & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	48,764	3,111
CSX Corp.	332,438	10,242
Expeditors International of Washington, Inc.	65,227	2,880
FedEx Corp.	91,846	13,904
Kansas City Southern	36,479	3,922
Norfolk Southern Corp.	102,428	10,553
Ryder System, Inc.	17,687	1,558
Union Pacific Corp.	299,582	29,883
United Parcel Service, Inc., Class B	233,059	23,926

		99,979

Transportation Equipment - 0.3%
Cummins, Inc.	56,535	8,723
PACCAR, Inc.	117,588	7,388

		16,111

Travel, Lodging & Dining - 1.9%
Carnival Corp.	144,471	5,439
Chipotle Mexican Grill, Inc.*	10,276	6,089
Darden Restaurants, Inc.	44,052	2,038
Delta Air Lines, Inc.	280,331	10,854
Marriott International, Inc., Class A	72,734	4,662
McDonald’s Corp.	326,814	32,923
Southwest Airlines Co.	228,590	6,140
Starbucks Corp.	248,818	19,254
Starwood Hotels & Resorts Worldwide, Inc.	63,416	5,125
Wyndham Worldwide Corp.	42,029	3,183
Wynn Resorts Ltd.	26,906	5,585
Yum! Brands, Inc.	145,983	11,854

		113,146

Utilities - 3.0%
AES Corp.	218,758	3,402
AGL Resources, Inc.	39,659	2,182
Ameren Corp.	80,028	3,272
American Electric Power Co., Inc.	161,578	9,011
CenterPoint Energy, Inc.	141,483	3,613
CMS Energy Corp.	89,405	2,785
Consolidated Edison, Inc.	96,682	5,582
Dominion Resources, Inc.	192,218	13,747
DTE Energy Co.	58,419	4,549
Duke Energy Corp.	233,737	17,341
Edison International	107,451	6,244
Entergy Corp.	59,517	4,886
Exelon Corp.	283,977	10,360
FirstEnergy Corp.	138,134	4,796
Integrys Energy Group, Inc.	26,578	1,891
NextEra Energy, Inc.	144,130	14,770
NiSource, Inc.	104,442	4,109
Northeast Utilities	104,944	4,961
NRG Energy, Inc.	111,388	4,144
Pepco Holdings, Inc.	83,187	2,286
PG&E Corp.	153,586	7,375
Pinnacle West Capital Corp.	36,873	2,133
PPL Corp.	208,734	7,416
Public Service Enterprise Group, Inc.	166,712	6,800
SCANA Corp.	47,207	2,540
Sempra Energy	75,378	7,893
Southern (The) Co.	294,190	13,350
TECO Energy, Inc.	68,774	1,271
Wisconsin Energy Corp.	74,892	3,514
Xcel Energy, Inc.	165,743	5,342

		181,565

Waste & Environment Service Equipment & Facilities - 0.2%
Republic Services, Inc.	88,111	3,345
Stericycle, Inc.*	27,960	3,311
Waste Management, Inc.	142,922	6,393

		13,049

Total Common Stocks (Cost $3,416,017)		5,759,325

INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(3) (4)	184,993,538	184,994

Total Investment Companies (Cost $184,994)		184,994

NORTHERN FUNDS QUARTERLY REPORT    7    EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 0.04%, 10/2/14(5)	$10,505	$10,504

Total Short-Term Investments (Cost $10,504)		10,504

Total Investments - 99.8% (Cost $3,611,515)		5,954,823

Other Assets less Liabilities - 0.2%		11,477

NET ASSETS - 100.0%		$5,966,300

(1)	At March 31, 2014, the value of the Fund’s investment in Northern Trust Corp. was approximately $4,664,000. There were no purchases and sales during the three months ended June 30, 2014. The change in net unrealized depreciation during the three months ended June 30, 2014, was approximately $96,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $120,845,000 with net purchases of approximately $64,149,000 during the three months ended June 30, 2014.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P 500	2,146	$209,493	Long	9/14	$2,098

At June 30, 2014, the industry sectors for the Fund were :

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	11.8%
Consumer Staples	9.5
Energy	10.9
Financials	16.1
Health Care	13.3
Industrials	10.5
Information Technology	18.8
Materials	3.5
Telecommunication Services	2.4
Utilities	3.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$5,759,325	(1)	$—	$—	$5,759,325
Investment Companies	184,994		—	—	184,994
Short-Term Investments	—		10,504	—	10,504

Total Investments	$5,944,319		$10,504	$—	$5,954,823

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2,098		$—	$—	$2,098

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$3,734,486

Gross tax appreciation of investments	$2,240,358
Gross tax depreciation of investments	(20,021)

Net tax appreciation of investments	$2,220,337

EQUITY INDEX FUNDS     8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.7%
California - 98.7%
Alameda County IDA Revenue VRDB, Convergent Laser Tech,
(Wells Fargo Bank N.A. LOC),
0.06%, 7/9/14	$4,135	$4,135
California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L,
0.04%, 7/9/14	300	300
California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L-3,
0.04%, 7/9/14	200	200
California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L-4,
0.04%, 7/9/14	2,390	2,390
California Educational Facilities Authority Revenue Refunding VRDB, Stanford University, Series L-7,
0.04%, 7/9/14	1,600	1,600
California Health Facilities Financing Authority Revenue VRDB, Adventist Health System, West, Series B,
(U.S. Bank N.A. LOC),
0.03%, 7/1/14	3,500	3,500
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H,
(Wells Fargo Bank N.A. LOC),
0.05%, 7/9/14	5,900	5,900
California Housing Finance Agency Revenue VRDB, Series B, Home Mortgage,
0.04%, 7/9/14	10,000	10,000
California Infrastructure & Economic Development Bank Refunding Revenue VRDB, Series C, Pacific Gas & Electric,
(Sumitomo Mitsui Banking Corp. LOC),
0.01%, 7/1/14	11,350	11,350
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project,
(Comerica Bank LOC),
0.07%, 7/9/14	8,900	8,900
California Infrastructure & Economic Development Bank Revenue VRDB, Southern California Public Radio Project,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 7/1/14	2,300	2,300
California Municipal Finance Authority Revenue VRDB, Westmont College, Series A,
(Comerica Bank LOC),
0.07%, 7/9/14	5,460	5,460
California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific Gas & Electric, Series F,
(JPMorgan Chase Bank N.A. LOC),
0.02%, 7/1/14	3,100	3,100
California Pollution Control Financing Authority Revenue VRDB, Big Bear Disposal, Inc. Project, Solid Waste,
(Union Bank N.A. LOC),
0.07%, 7/9/14	2,210	2,210
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste,
(Comerica Bank LOC),
0.07%, 7/9/14	2,440	2,440
California State Educational Facilities Authority Adjustable Revenue Refunding Bonds, Series L-2, Stanford University,
0.04%, 7/9/14	150	150
California State Educational Facilities Authority Adjustable Revenue Refunding Bonds, Series L-5, Stanford University,
0.04%, 7/9/14	100	100
California State Educational Facilities Authority Adjustable Revenue Refunding Bonds, Series L-6, Stanford University,
0.04%, 7/9/14	300	300
California State School Cash Reserve Program Authority Revenue Notes, Series E,
2.00%, 7/3/14(1)	2,000	2,037
California State University Institute Municipal Interest Bearing CP,
0.08%, 7/2/14	9,925	9,925
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Broadway Studios Apartments,
(FHLB of San Francisco LOC),
0.05%, 7/9/14	14,800	14,800

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.7% continued
California - 98.7% continued
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments,
(FHLB of San Francisco LOC),
0.05%, 7/9/14	$10,400	$10,400
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A,
(FHLB of San Francisco LOC),
0.06%, 7/9/14	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A,
(Citibank N.A. LOC),
0.06%, 7/9/14	1,200	1,200
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, South Shore Apartments, Series M,
(FHLB of San Francisco LOC),
0.05%, 7/9/14	10,290	10,290
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living,
(FHLB of San Francisco LOC),
0.05%, 7/9/14	7,785	7,785
California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson,
(U.S. Bank N.A. LOC),
0.05%, 7/9/14	6,700	6,700
Castaic Lake Water Agency California Revenue COPS VRDB, 1994 Refunding Project,
(Wells Fargo Bank N.A. LOC),
0.05%, 7/9/14	4,500	4,500
City & County of San Francisco California Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A,
(FHLMC LOC),
0.05%, 7/9/14	15,600	15,600
City of Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project,
(FHLMC LOC),
0.07%, 7/9/14	6,420	6,420
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.06%, 7/9/14	6,115	6,115
City of Livermore California COPS VRDB, Capital Projects,
(U.S. Bank N.A. LOC),
0.05%, 7/9/14	1,300	1,300
City of Los Angeles G.O. Unlimited TRANS,
1.50%, 7/10/14(1)	2,500	2,533
City of Manhattan Beach California COPS Refunding VRDB,
(Union Bank N.A. LOC),
0.06%, 7/9/14	2,115	2,115
City of Oceanside California Multifamily Housing Revenue VRDB, Shadow Way, Non AMT,
(FHLMC LOC),
0.05%, 7/9/14	1,500	1,500
City of Riverside Electric Revenue Refunding VRDB, Series A,
(Barclays Bank PLC LOC),
0.06%, 7/9/14	20,000	20,000
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.05%, 7/9/14	100	100
Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project,
(FHLMC LOC),
0.06%, 7/9/14	4,600	4,600
County of Los Angeles G.O. Unlimited TRANS,
1.50%, 6/30/15	4,000	4,055
County of Riverside Teeter Obligation Revenue Notes, Series D,
2.00%, 10/15/14	2,000	2,010
County of San Bernardino G.O. Unlimited TRANS, Series A,
2.00%, 7/1/14(1)	5,000	5,094
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-461,
(Deutsche Bank A.G. Gtd.),
0.08%, 7/9/14(2)	7,310	7,310

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.7% continued
California - 98.7% continued
East Bay Municipal Utility District Wastewater System Revenue Refunding VRDB, Series C,
0.06%, 7/9/14	$6,700	$6,700
Golden Empire Schools Financing Authority Lease Revenue Floating Revenue Bonds, Variable Notes, Kern High School District,
0.26%, 7/9/14(1)	4,400	4,400
Golden State Tobacco Securitization Corp. Tobacco Settlement Adjustable Revenue Bonds, Eagle-20130013, Class A,
(Berkshire Hathaway, Inc. Insured),
0.11%, 7/9/14(2)	9,900	9,900
Irvine Ranch Water District VRDB, Special Assessment, Districts Numbers 140-240-105-250,
(Bank of New York Mellon LOC),
0.01%, 7/1/14	6,700	6,700
Kern Community College District Variable Refunding COPS,
0.16%, 7/9/14(1)	4,500	4,500
Los Angeles California Multifamily Revenue Refunding VRDB, Mountainback,
(FHLMC LOC),
0.07%, 7/9/14	8,240	8,240
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Refunding VRDB, Series A1, First Tier,
0.06%, 7/9/14	4,835	4,835
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4,
0.05%, 7/9/14	5,325	5,325
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D,
0.04%, 7/9/14	7,500	7,500
Metropolitan Water District of Southern California Special Revenue Refunding VRDB, Series D,
0.03%, 7/9/14	2,000	2,000
Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A,
(Union Bank N.A. LOC),
0.05%, 7/9/14	4,000	4,000
Nuveen California Dividend Advantage Municipal Fund 3 VRDP, Series 1-1600,
0.14%, 7/9/14(2)	7,000	7,000
Nuveen California Dividend Advantage Municipal Fund Tax-Exempt Preferred Floating VRDP, Series 5,
0.13%, 7/9/14(2)	5,000	5,000
Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A,
(FNMA LOC),
0.05%, 7/9/14	7,435	7,435
Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B,
(State Street Bank & Trust Co. LOC),
0.06%, 7/9/14	850	850
Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series C,
(State Street Bank & Trust Co. LOC),
0.06%, 7/9/14	500	500
Riverside County Multifamily Housing Authority Revenue Refunding VRDB, Series C, Tyler Springs Apartments,
(FNMA LOC),
0.06%, 7/9/14	7,350	7,350
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D,
(FNMA LOC),
0.06%, 7/9/14	980	980
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Seasons at Winter, Series C-2,
(FHLMC LOC),
0.06%, 7/9/14	7,100	7,100
Sacramento Municipal Utility District Revenue Refunding VRDB, Series J,
(Bank of America N.A. LOC),
0.07%, 7/9/14	10,000	10,000
San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View,
(FNMA LOC),
0.09%, 7/9/14	7,110	7,110
San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C,
(Union Bank N.A. LOC),
0.06%, 7/9/14	9,095	9,095

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 98.7% continued
California - 98.7% continued
San Francisco City & County Finance Corp. Adjustable Revenue Refunding Bonds, Series 2008-1, Moscone Center,
(Bank of America N.A. LOC),
0.06%, 7/9/14	$11,550	$11,550
Southern California Public Power Authority Revenue VRDB, Natural Gas Project,
(Barclays Bank PLC LOC),
0.06%, 7/9/14	5,065	5,065
State of California Adjustable G.O. Unlimited Bonds, Series A-1, Kindergarten,
(Citibank N.A. LOC),
0.01%, 7/1/14	19,515	19,515
State of California Adjustable G.O. Unlimited Bonds, Series B-1, Kindergarten,
(Citibank N.A. LOC),
0.01%, 7/1/14	400	400
State of California G.O., Series A-3,
(Bank of Montreal LOC),
0.02%, 7/1/14	21,800	21,800
State of California Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
0.09%, 9/3/14	2,000	2,000
Sunnyvale COPS Refunding VRDB, Government Center Site, Series A,
(Union Bank N.A. LOC),
0.05%, 7/9/14	2,305	2,305
Tahoe Forest Hospital District California Revenue VRDB, Health Facility,
(U.S. Bank N.A. LOC),
0.03%, 7/1/14	2,450	2,450
West Hills Community College District COPS VRDB,
(Union Bank N.A. LOC),
0.05%, 7/9/14	13,025	13,025
Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A,
(Union Bank N.A. LOC),
0.06%, 7/9/14	6,500	6,500

		426,854

Total Municipal Investments (Cost $426,854)		426,854

Total Investments - 98.7% (Cost $426,854)(3)		426,854

Other Assets less Liabilities - 1.3%		5,501

NET ASSETS - 100.0%		$432,355

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Funds.
(3)	The cost for federal income tax purposes was $426,854.

Percentages shown are based on Net Assets.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air, Transportation, Water Services and Solid Waste Management	13.8%
Educational Services	12.6
Electric Services, Power and Combined Utilities	9.8
Executive, Legislative & General Government	13.0
Miscellaneous Revenues	5.7
Urban and Community Development, Housing Programs and Social Services	30.9
All other sectors less than 5%	14.2

Total	100.0%

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by California Municipal Money Market Fund	$—	$426,854	(1) (2)	$—	$426,854

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Fund are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Fund as Level 1, due to quoted market prices being available in active markets.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Demand Preferred

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 6.2%
ABS Other - 6.2%
Alpine Securitization Corp.,
0.20%, 8/5/14(1)	$60,000	$59,988
Bedford Row Funding Corp.,
0.32%, 9/15/14	11,000	10,993
0.30%, 10/20/14	24,000	23,978
Collateralized Commercial Paper II,
0.18%, 7/22/14(1)	35,000	34,996
0.16%, 9/12/14(1)	47,145	47,130
Collateralized Commercial Paper LLC,
0.29%, 7/14/14	38,135	38,131
Concord Minutemen Capital Co. LLC, Class A,
0.20%, 7/7/14(1)	75,705	75,702
Crown Point Capital Co. LLC,
0.20%, 7/7/14	30,000	29,999
Kells Funding LLC,
0.19%, 7/7/14(1)	8,000	8,000
0.20%, 7/30/14(1)	17,000	16,997
0.21%, 8/8/14(1)	30,000	29,993
0.22%, 8/28/14(1)	16,420	16,414
Victory Receivables Corp.,
0.16%, 7/8/14(1)	16,170	16,170
0.16%, 7/9/14(1)	16,170	16,169
0.16%, 7/14/14(1)	18,180	18,179
0.16%, 7/18/14(1)	18,915	18,914

		461,753

Total ABS Commercial Paper (Cost $461,753)		461,753

ASSET-BACKED SECURITIES - 1.6%
ABS Other - 1.0%
CNH Equipment Trust, Series 2014-A, Class A1,
0.20%, 2/17/15	22,153	22,153
GE Equipment Transportation LLC, Series 2014-1, Class A1,
0.20%, 6/23/15	21,400	21,400
John Deere Owner Trust, Series 2014-A, Class A1,
0.20%, 5/15/15	32,392	32,392

		75,945

Car Loan - 0.6%
Fifth Third Auto Trust, Series 2014-1, Class A1,
0.20%, 3/16/15	13,290	13,289
Ford Credit Auto Owner Trust, Series 2014-B, Class A1,
0.18%, 7/15/15(1)	15,270	15,270
Honda Auto Receivables Owner Trust, Series 2014-1, Class A1,
0.19%, 3/23/15	16,269	16,269

		44,828

Total Asset-Backed Securities (Cost $120,773)		120,773

CERTIFICATES OF DEPOSIT - 31.1%
Banking - 31.1%
Bank of America N.A.,
0.17%, 7/21/14	40,000	40,000
Bank of America N.A., New York Branch,
0.21%, 7/1/14	50,000	50,000
0.26%, 9/8/14	35,000	35,000
0.25%, 11/24/14	23,000	23,000
Bank of Montreal, Chicago Branch,
0.17%, 8/6/14	30,050	30,050
0.20%, 12/9/14	32,240	32,240
Bank of Nova Scotia, Houston,
0.28%, 7/1/14(2)	40,000	40,000
0.23%, 7/8/14, FRCD(2)	65,000	65,000
0.22%, 11/13/14	33,380	33,380
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.25%, 7/8/14	25,000	25,000
0.19%, 7/23/14	16,000	16,000
0.24%, 11/17/14	64,840	64,840
Bank Tokyo-Mitsubishi UFJ Financial Group, Inc.,
0.25%, 8/11/14	15,000	15,000
BMO Harris Bank N.A.,
0.19%, 8/15/14	14,525	14,525
0.19%, 9/11/14	8,010	8,010
Branch Banking & Trust Co.,
0.17%, 7/28/14	39,000	39,000
0.16%, 9/24/14	31,000	31,000
Canadian Imperial Bank of Commerce,
0.25%, 7/1/14(2)	20,000	20,000
Citibank N.A., New York Branch,
0.16%, 8/1/14	22,000	22,000
0.25%, 9/2/14	80,000	80,000
0.24%, 9/24/14	45,000	45,000

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 31.1% continued
Banking - 31.1% continued
Commonwealth Bank of Australia, London,
0.22%, 8/7/14, FRCD(2)	$50,000	$50,000
0.18%, 9/12/14	37,000	37,000
0.19%, 10/20/14	22,595	22,595
DNB Nor Bank ASA, New York Branch,
0.16%, 7/31/14	23,245	23,245
0.16%, 9/8/14	29,185	29,185
0.18%, 10/9/14	55,000	55,000
HSBC Bank PLC, London Branch,
0.31%, 6/17/15	24,000	24,000
JPMorgan Chase Bank N.A., New York Branch,
0.26%, 7/17/14, FRCD(2)	53,000	53,000
Mitsubishi UFJ Trust & Banking Corp.,
0.21%, 9/11/14	15,310	15,310
0.21%, 10/2/14	15,445	15,445
Mizuho Bank Ltd., New York Branch,
0.20%, 9/23/14	51,555	51,555
0.21%, 10/2/14	15,000	15,000
0.21%, 10/3/14	13,000	13,000
National Australia Bank Ltd., London,
0.23%, 9/9/14, FRCD	40,000	40,000
Nordea Bank Finland PLC, New York,
0.18%, 9/16/14	32,100	32,100
Norinchukin Bank, New York Branch,
0.20%, 9/12/14	35,000	35,000
Oversea-Chinese Banking Corp.,
0.20%, 7/29/14	20,000	20,000
Rabobank Nederland, New York Branch,
0.19%, 7/7/14, FRCD(2)	30,000	30,000
0.21%, 12/3/14	60,000	60,000
0.21%, 12/5/14	60,000	60,000
Rabobank Nederland, New York,
0.25%, 7/1/14, FRCD(2)	24,815	24,819
Royal Bank of Canada, New York,
0.27%, 7/1/14(2)	42,000	42,000
0.23%, 7/15/14, FRCD(2)	20,000	20,000
0.15%, 7/18/14, FRCD(2)	40,000	40,000
0.18%, 7/18/14, FRCD(2)	32,000	32,000
Skandinaviska Enskilda Banken AB, New York,
0.25%, 7/23/14	14,550	14,551
0.16%, 8/1/14	37,290	37,290
0.16%, 8/28/14	70,000	69,999
Sumitomo Mitsui Bank, New York,
0.25%, 8/11/14	53,385	53,385
Svenska Handelsbanken, New York,
0.16%, 8/25/14	49,255	49,255
0.16%, 9/2/14	20,000	20,000
0.16%, 9/23/14	52,630	52,630
Toronto Dominion Bank, New York,
0.22%, 8/6/14, FRCD(2)	58,000	58,000
0.16%, 8/13/14	60,000	60,000
0.15%, 9/2/14	20,000	20,000
U.S. Bank N.A., Minneapolis
0.14%, 9/2/14	27,065	27,065
Wells Fargo Bank N.A.,
0.23%, 7/1/14, FRCD(2)	32,745	32,745
0.26%, 7/1/14(2)	37,575	37,575
0.22%, 7/14/14, FRCD(2)	37,000	37,000
0.21%, 8/11/14	25,000	25,000
0.21%, 9/2/14	32,840	32,840
0.21%, 9/8/14	30,000	30,000
0.21%, 11/3/14	40,000	40,000
Westpac Banking Corp., New York,
0.22%, 8/7/14, FRCD(2)	38,000	38,000
0.27%, 8/26/14, FRCD(2)	15,000	15,000

		2,319,634

Total Certificates of Deposit (Cost $2,319,634)		2,319,634

COMMERCIAL PAPER - 9.1%
Banking - 6.1%
Australia and New Zealand Banking Group,
0.23%, 8/18/14(1) (2)	60,000	60,000
Commonwealth Bank of Australia,
0.23%, 9/11/14(1)	22,765	22,765
DBS Bank Ltd.,
0.23%, 10/1/14(1)	31,610	31,591
ING US Funding LLC,
0.24%, 7/1/14	61,000	61,000
0.23%, 8/1/14	25,000	24,995
Nordea Bank AB,
0.19%, 9/22/14(1)	27,000	26,988
Oversea-Chinese Banking Corp.,
0.24%, 12/10/14	32,475	32,440

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 9.1% continued
Banking - 6.1% continued
Sumitomo Mitsui Banking Corp.,
0.22%, 8/6/14(1)	$44,750	$44,740
United Overseas Bank Ltd.,
0.21%, 8/4/14(1)	36,885	36,878
0.22%, 10/6/14(1)	19,395	19,384
United Overseas Bank Ltd., Singapore
0.17%, 8/8/14(1)	29,790	29,785
Westpac Banking Corp.,
0.30%, 7/8/14(1) (2)	23,000	23,008
Westpac Banking Corp., New York,
0.26%, 7/11/14(1)	20,000	20,000
0.24%, 9/18/14(1)	20,000	20,000

		453,574

Brokerage - 0.6%
JP Morgan Securities LLC,
0.23%, 11/12/14	21,000	20,982
0.23%, 11/17/14(1)	24,235	24,214

		45,196

Food and Beverage - 0.3%
Coca-Cola (The) Co.,
0.14%, 8/11/14(1)	25,380	25,376

Foreign Agencies - 0.5%
Electricite De France S.A.,
0.26%, 12/16/14(1)	35,245	35,202

Non Captive Diversified - 1.6%
General Electric Capital Corp.,
0.20%, 7/28/14	47,500	47,493
0.21%, 8/6/14	75,000	74,984

		122,477

Total Commercial Paper (Cost $681,825)		681,825

CORPORATE NOTES/BONDS - 7.2%
Automotive - 1.2%
American Honda Finance Corp.,
0.23%, 9/12/14, FRN(2)	30,800	30,800
Toyota Motor Credit Corp.,
0.23%, 7/14/14, FRN(2)	56,370	56,370

		87,170

Banking - 0.3%
National Australia Bank Ltd.,
0.43%, 7/2/14, FRN(1) (2) (3)	25,000	25,018

Consumer Products - 0.6%
Kimberly-Clark Corp.,
4.17%, 12/19/14(1)	44,925	45,757

Foreign Agencies - 3.3%
Export Development Canada,
0.14%, 7/1/14(1) (2)	50,000	50,000
0.15%, 7/1/14(1) (2)	50,000	50,000
0.13%, 7/14/14, FRN(1) (2)	40,000	40,000
KFW,
0.15%, 7/1/14(2)	50,000	49,996
0.17%, 7/1/14(2)	39,000	39,000
Province of Quebec Canada,
4.60%, 5/26/15	15,880	16,504

		245,500

Retailers - 0.3%
Wal-Mart Stores,
5.32%, 6/1/15	20,000	20,943

Supranational - 1.3%
International Bank for Reconstruction & Development,
0.15%, 7/1/14(2)	34,000	33,999
0.17%, 7/1/14, FRN(2)	46,000	46,000
International Finance Corp.,
0.17%, 7/1/14(2)	18,000	18,000

		97,999

Technology - 0.2%
International Business Machines Corp.,
0.20%, 8/4/14, FRN(2)	7,000	7,001
0.55%, 2/6/15	9,595	9,612

		16,613

Total Corporate Notes/Bonds (Cost $539,000)		539,000

EURODOLLAR TIME DEPOSITS - 18.7%
Banking - 18.7%
Australia and New Zealand Banking,
0.18%, 7/30/14	39,000	39,000
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.04%, 7/1/14	55,000	55,000
0.10%, 7/1/14	195,790	195,790
0.12%, 7/2/14	393,260	393,260
Credit Agricole S.A., London,
0.10%, 7/1/14	43,720	43,720

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
EURODOLLAR TIME DEPOSITS - 18.7% continued
Banking - 18.7% continued
DBS Bank Ltd., Singapore Branch,
0.09%, 7/1/14	$144,885	$144,885
0.18%, 7/7/14	57,600	57,600
HSBC Holdings PLC, Paris Branch,
0.11%, 7/1/14	174,880	174,880
0.17%, 7/14/14	60,000	60,000
Svenska Handelsbanken, Cayman Islands,
0.02%, 7/1/14	235,000	235,000

		1,399,135

Total Eurodollar Time Deposits (Cost $1,399,135)		1,399,135

MEDIUM TERM NOTES - 0.3%
Construction/Machinery - 0.1%
Caterpillar Financial Services Corp.,
1.13%, 12/15/14	10,000	10,038

Non Captive Diversified - 0.2%
General Electric Capital Corp.,
2.15%, 1/9/15	5,370	5,423
4.88%, 3/4/15	8,000	8,249

		13,672

Total Medium Term Notes (Cost $23,710)		23,710

MUNICIPAL INVESTMENTS - 7.2%
California - 0.4%
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project,
(FHLMC LOC),
0.06%, 7/9/14	34,500	34,500

District of Columbia - 0.4%
Metropolitan Washington Airports Authority Revenue Refunding VRDB, Subseries C-2, Series C-2 (Barclays Bank PLC LOC),
0.06%, 7/9/14	30,000	30,000

Florida - 1.3%
Halifax Hospital Medical Center Revenue Refunding & Improvement VRDB,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 7/9/14	47,620	47,620
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist Health, Series I-2,
0.04%, 7/9/14	46,700	46,700

		94,320

Idaho - 0.0%
Glacier 600 LLC,
(U.S. Bank N.A. LOC),
0.14%, 7/9/14(2)	3,161	3,161

Illinois - 0.4%
City of Chicago Illinois Municipal CP, Series 02-D,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 7/1/14	30,965	30,965

Iowa - 0.7%
Iowa Finance Authority Midwestern Disaster Area Revenue VRDB, Archer-Daniels- Midland,
0.08%, 7/9/14	54,000	54,000

Maryland - 0.5%
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project,
(Manufacturers & Traders Trust Co. LOC),
0.08%, 7/9/14	35,275	35,275

Massachusetts - 0.5%
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDB, Contract Assistance, Series A7,
(Commonwealth of Massachusetts Gtd.),
0.07%, 7/9/14	38,370	38,370

Michigan - 0.7%
Michigan State Finance Authority School Loan Revolving Fund Adjustable TRB,
(JPMorgan Chase Bank N.A. LOC),
0.10%, 7/9/14	25,000	25,000
Michigan State Housing Development Authority Revenue VRDB, Series B (AMT),
0.07%, 7/9/14	25,000	25,000

		50,000

Ohio - 0.2%
Ohiohealth Corp. Municipal Interest Bearing CP,
0.18%, 7/9/14	12,156	12,156

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 7.2% continued
Texas - 2.1%
Denton Texas Independent School District G.O. VRDB, School Building, Series B,
(Texas Permanent School Fund Program Guaranty Insured),
0.05%, 7/9/14	$30,000	$30,000
State of Texas G.O. VRDB, Veterans Housing Assistance Program Fund, Series A,
0.06%, 7/9/14	29,280	29,280
State Of Texas, G.O. Unlimited VRDB, Veterans, Series A,
0.05%, 7/9/14	50,000	50,000
Texas State TRANS,
2.00%, 8/28/14	40,125	40,239
University of North Texas Municipal Interest Bearing CP,
0.25%, 7/16/14	8,760	8,760

		158,279

Total Municipal Investments (Cost $541,026)		541,026

U.S. GOVERNMENT AGENCIES - 12.6%(4)
Federal Farm Credit Bank - 2.3%
FFCB Discount Notes,
0.08%, 11/21/14	25,000	24,992
0.08%, 12/5/14	35,000	34,988
0.11%, 4/7/15	25,000	24,979
FFCB FRN,
0.10%, 7/1/14	25,000	25,000
0.16%, 7/1/14(2)	42,000	41,997
0.19%, 7/1/14(2)	6,000	6,000
0.10%, 7/14/14(2)	16,000	15,999

		173,955

Federal Home Loan Bank - 8.6%
FHLB Bonds,
0.18%, 8/5/14	16,185	16,185
0.13%, 8/15/14	29,490	29,488
0.18%, 9/12/14	20,000	20,000
0.17%, 12/11/14	31,255	31,253
0.13%, 1/6/15	41,430	41,416
0.22%, 7/17/15	35,000	35,000
FHLB Discount Notes,
0.06%, 7/2/14	26,800	26,800
0.06%, 7/9/14	44,790	44,789
0.07%, 7/9/14	19,345	19,345
0.07%, 8/6/14	31,710	31,708
0.09%, 1/26/15	25,000	24,987
0.10%, 1/28/15	30,000	29,982
FHLB FRN,
0.11%, 7/5/14(2)	40,000	40,000
0.14%, 7/11/14(2)	43,000	42,994
0.07%, 7/16/14	15,000	15,000
0.11%, 7/18/14(2)	50,000	49,999
0.10%, 7/20/14(2)	102,000	101,986
0.13%, 8/1/14	40,000	40,000

		640,932

Federal National Mortgage Association - 1.2%
FNMA Discount Note,
0.06%, 9/22/14	25,000	24,997
FNMA FRN,
0.12%, 7/5/14(2)	25,000	24,994
0.14%, 7/21/14(2)	38,000	38,015

		88,006

Tennessee Valley Authority - 0.5%
TVA Discount Note,
0.07%, 7/24/14	35,000	34,998

Total U.S. Government Agencies (Cost $937,891)		937,891

U.S. GOVERNMENT OBLIGATIONS - 4.6%
U.S. Treasury Bills - 2.3%
0.13%, 8/21/14	21,495	21,491
0.00%, 9/18/14	32,340	32,330
0.15%, 10/16/14	35,865	35,850
0.13%, 1/8/15	50,000	49,965
0.13%, 3/5/15	34,680	34,649

		174,285

U.S. Treasury Floating Rate Notes - 1.7%
0.09%, 7/1/14(2)	125,353	125,357

U.S. Treasury Notes - 0.6%
0.13%, 7/31/14	20,000	19,999

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 4.6% continued
U.S. Treasury Notes - 0.6% continued
0.25%, 9/15/14	$20,000	$20,002

		40,001

Total U.S. Government Obligations (Cost $339,643)		339,643

Investments, at Amortized Cost ($7,364,390)		7,364,390

REPURCHASE AGREEMENTS - 9.8%
Joint Repurchase Agreements - 0.8%(5)
Bank of America Securities LLC, dated 6/30/14, repurchase price $18,780
0.05%, 7/8/14	18,780	18,780
Morgan Stanley & Co., Inc., dated 6/30/14, repurchase price $18,781
0.10%, 7/8/14	18,780	18,780
Societe Generale, New York Branch, dated 6/30/14, repurchase price $18,781
0.08%, 7/8/14	18,780	18,780

		56,340

Repurchase Agreements - 9.0%(6)
Citigroup Global Markets, Inc., dated 6/30/14, repurchase price $18,291
0.10%, 7/1/14	18,291	18,291
Federal Reserve Bank of New York, dated 6/30/14, repurchase price $525,001
0.05%, 7/1/14	525,000	525,000
JPMorgan Securities LLC, dated 6/30/14, repurchase price $100,039
0.43%, 9/29/14	100,000	100,000
SG Americas Securities LLC, dated 6/30/14, repurchase price $31,000
0.16%, 7/1/14	31,000	31,000

		674,291

Total Repurchase Agreements (Cost $730,631)		730,631

Total Investments - 108.4% (Cost $8,095,021)(7)		8,095,021

Liabilities less Other Assets - (8.4)%		(625,286)
NET ASSETS - 100.0%		$7,469,735

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	Restricted security has been deemed illiquid. At June 30, 2014, the value of this restricted illiquid security amounted to approximately $25,018,000 or 0.3% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
National Australia Bank Ltd.,
0.43%, 7/02/14	6/26/14	$25,018

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$9,457	2.13% - 3.63%	4/15/28 - 2/15/40
U.S. Treasury Notes	$47,798	0.63% - 2.00%	9/30/15 - 1/15/24

Total	$57,255

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Corporate Bonds	$140,170	0.95% - 9.38%	9/11/14 - 12/1/66
U.S. Treasury Bonds	$525,001	4.38% - 4.75	5/15/40 - 2/15/41
U.S. Treasury Notes	$18,657	1.63%	1/15/15

Total	$683,828

(7)	The cost for federal income tax purposes was $8,095,021.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Money Market Fund	$—	$8,095,021	(1)	$—	$8,095,021

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014 there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ABS - Asset-Backed Securities

AMT - Alternative Minimum Tax

CP - Commercial Paper

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

G.O. - General Obligation

Gtd. - Guaranteed

LOC - Letter of Credit

TRANS - Tax and Revenue Anticipation Notes

TVA - Tennessee Valley Authority

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9%
Alabama - 1.3%
Chatom Alabama IDB Gulf Opportunity Zone VRDB, Powersouth Energy Cooperative,
(Natural Rural Utilities Cooperative Finance Corp. LOC),
0.21%, 7/8/14	$20,000	$20,000
Dothan Alabama Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project,
(Wells Fargo Bank N.A. LOC),
0.07%, 7/8/14	12,000	12,000
Eclipse Funding Trust Revenue Bonds, Series 2006-0109-Solar Eclipse, Mobile, Alabama,
(U.S. Bank N.A. LOC),
0.04%, 7/1/14(1)	8,150	8,150
Mobile Industrial Development Board Adjustable PCR Bonds, 1st Series,
Alabama Power Barry Plant,
0.05%, 7/1/14	15,000	15,000
Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement,
(Wells Fargo Bank N.A. LOC),
0.07%, 7/8/14	9,700	9,700
Washington County Alabama IDA Revenue VRDB, Bay Gas Storage Co. Ltd. Project,
(UBS A.G. LOC),
0.05%, 7/8/14	9,165	9,165

		74,015

Alaska - 0.9%
Valdez Alaska Marine Terminal Revenue Refunding VRDB, Series A, ConocoPhillips,
0.05%, 7/8/14	53,200	53,200

Arizona - 0.7%
Arizona Board of Regents COPS, Floaters, Series 1918,
(Wells Fargo & Co. Gtd.),
0.08%, 7/8/14(1) (2)	25	25
Phoenix Arizona IDA Multifamily Housing Revenue Refunding VRDB, Southwest Village Apartments Project,
(FNMA LOC),
0.07%, 7/8/14	9,200	9,200
Pima County Arizona IDA Multifamily Housing Revenue Refunding VRDB, Eastside Place Apartments Project,
(FNMA LOC),
0.07%, 7/8/14	6,375	6,375
Salt River Arizona Project Agricultural Improvement & Power District Electric Revenue Bonds, Eagle 20060014, Class A,
0.06%, 7/8/14(1)	8,700	8,700
Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects,
(FNMA LOC),
0.07%, 7/8/14	16,120	16,120

		40,420

California - 9.4%
California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H,
(Wells Fargo Bank N.A. LOC),
0.05%, 7/8/14	2,000	2,000
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas & Electric, Series A,
(Mizuho Bank Ltd. LOC),
0.04%, 7/1/14	14,250	14,250
California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project,
(Comerica Bank LOC),
0.07%, 7/8/14	3,030	3,030
California State G.O. Unlimited, Floating, Series C-4,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14	11,540	11,540
California State School Cash Reserve Program Authority Revenue Notes, Series D,
2.00%, 7/3/14	7,005	7,136
California State School Cash Reserve Program Authority Revenue Notes, Series E,
2.00%, 7/3/14	21,145	21,539
California State School Cash Reserve Program Authority TRANS, Series A,
2.00%, 7/3/14	10,965	11,154

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
California - 9.4% continued
California Statewide Communities Development Authority Adjustable COPS, Covenant Retirement Communities, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 7/8/14	$12,800	$12,800
California Statewide Communities Development Authority Corp. COPS VRDB, Covenant Retirement Communities,
(JPMorgan Chase Bank N.A. LOC),
0.04%, 7/8/14	10,800	10,800
California Statewide Communities Development Authority Gas Supply Revenue VRDB,
0.06%, 7/8/14	47,600	47,600
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments,
(FHLB of San Francisco LOC),
0.05%, 7/8/14	6,900	6,900
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Highlander Pointe Apartments, Series A,
(FHLB of San Francisco LOC),
0.06%, 7/8/14	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Pine View Apartments, Series A,
(Citibank N.A. LOC),
0.06%, 7/8/14	4,500	4,500
California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, Series F,
(FHLB of San Francisco LOC),
0.05%, 7/8/14	3,600	3,600
California Statewide Communities Development Authority Revenue VRDB, Community Hospital of Monterey,
(Wells Fargo Bank N.A. LOC),
0.05%, 7/8/14	15,000	15,000
California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego,
(Wells Fargo Bank N.A. LOC),
0.05%, 7/8/14	14,900	14,900
City of Carlsbad California Multifamily Housing Revenue Refunding VRDB, Santa Fe Ranch Apartments Project,
(FHLMC LOC),
0.07%, 7/8/14	9,500	9,500
City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A,
(FNMA LOC),
0.06%, 7/8/14	10,185	10,185
City of Livermore California COPS VRDB, Capital Projects,
(U.S. Bank N.A. LOC),
0.05%, 7/8/14	2,100	2,100
City of Los Angeles G.O. Unlimited TRANS,
1.50%, 7/10/14	53,000	53,705
City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A,
(Bank of New York Mellon LOC),
0.05%, 7/8/14	4,940	4,940
County of Los Angeles G.O. Unlimited TRANS,
1.50%, 6/30/15	20,000	20,275
County of Riverside Teeter Obligation Revenue Notes, Series D,
2.00%, 10/15/14	5,000	5,026
Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A,
(FNMA LOC),
0.06%, 7/8/14	13,300	13,300
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-458,
(Deutsche Bank A.G. Gtd.),
0.08%, 7/8/14(1)	11,435	11,435
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, G.O., Series DB-461,
(Deutsche Bank A.G. Gtd.),
0.08%, 7/8/14(1)	5,295	5,295
Golden Empire Schools Financing Authority Lease Revenue Floating Revenue Bonds, Variable Notes, Kern High School District,
0.26%, 7/8/14	12,120	12,120
Irvine Unified School District Special Tax Adjustable Bonds, Community Facilities District 09,
(Bank of America N.A. LOC),
0.04%, 7/1/14	5,418	5,418

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
California - 9.4% continued
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8,
0.06%, 7/8/14	$50,000	$50,000
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project,
(FHLMC LOC),
0.06%, 7/8/14	6,600	6,600
Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1,
0.05%, 7/8/14	18,900	18,900
Los Angeles Department of Water & Power Revenue VRDB, Subseries B-5,
0.04%, 7/8/14	10,000	10,000
Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-4,
0.05%, 7/8/14	29,150	29,150
Los Angeles Harbor Department Municipal Interest Bearing CP,
0.07%, 7/29/14	5,000	5,000
Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D,
0.04%, 7/8/14	4,000	4,000
Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A,
(FNMA LOC),
0.05%, 7/8/14	200	200
Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I,
(FNMA LOC),
0.06%, 7/8/14	16,500	16,500
Riverside County California COPS VRDB, Aces-Riverside County Public Facilities, Series B,
(State Street Bank & Trust Co. LOC),
0.06%, 7/8/14	7,700	7,700
Sacramento County Multifamily Housing Authority Revenue Refunding VRDB, Ashford, Series D,
(FNMA LOC),
0.06%, 7/8/14	1,435	1,435
San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C,
(Union Bank N.A. LOC),
0.06%, 7/8/14	4,800	4,800
State of California Adjustable G.O. Unlimited Bonds, Series B-1, Kindergarten,
(Citibank N.A. LOC),
0.01%, 7/1/14	8,450	8,450
State of California G.O. Unlimited VRDB, Series B, Subseries B-2,
(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC),
0.06%, 7/8/14	19,050	19,050
State of California G.O. Unlimited VRDB, Series B, Subseries B-3,
(Barclays Bank PLC LOC),
0.06%, 7/8/14	10,000	10,000
State of California G.O., Series A-3,
(Bank of Montreal LOC),
0.02%, 7/1/14	4,200	4,200
Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A,
(Union Bank N.A. LOC),
0.06%, 7/8/14	3,500	3,500

		544,533

Colorado - 1.0%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run,
(FHLMC LOC),
0.05%, 7/8/14	9,830	9,830
Castle Pines North Finance Corp. Colorado COPS VRDB, Series F,
(Wells Fargo Bank N.A. LOC),
0.08%, 7/8/14	2,460	2,460
City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A,
0.06%, 7/8/14	9,185	9,185
Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Presentation School,
(Union Bank N.A. LOC),
0.06%, 7/8/14	7,090	7,090

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Colorado - 1.0% continued
Colorado Educational & Cultural Facilities Authority Revenue Refunding VRDB, Nampa Christian Schools,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14	$4,305	$4,305
Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	9,390	9,390
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	6,000	6,000
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3,
0.06%, 7/8/14	9,155	9,155

		57,415

Connecticut - 0.1%
Connecticut State Health & Educational Facilities Authority Revenue VRDB, Lawrence & Memorial Hospital, Series H,
(TD Bank N.A. LOC),
0.07%, 7/8/14	6,000	6,000

District of Columbia - 0.4%
District of Columbia Revenue VRDB, D.C. Preparatory Academy,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 7/8/14	4,520	4,520
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation,
0.14%, 7/8/14	10,100	10,100
Metropolitan Washington Airports Authority Municipal Interest Bearing CP,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 8/5/14	10,000	10,000

		24,620

Florida - 7.1%
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation,
(FNMA LOC),
0.06%, 7/8/14	12,200	12,200
Collier County Florida Health Facilities Authority Revenue VRDB, The Moorings, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	18,500	18,500
0.06%, 7/8/14	16,610	16,610
0.06%, 7/8/14	8,510	8,510
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue Bonds, DBE-492,
(Deutsche Bank A.G. Gtd.),
0.09%, 7/8/14(1)	20,000	20,000
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Adjustable Revenue Bonds, Series DB-459,
(Deutsche Bank A.G. Gtd.),
0.09%, 7/8/14(1)	46,800	46,800
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DBE-538,
(Deutsche Bank A.G. Gtd.),
0.08%, 7/8/14(1)	15,060	15,060
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue VRDB, Series DB-487,
(Deutsche Bank A.G. Gtd.),
0.08%, 7/8/14(1)	13,885	13,885
Eclipse Funding Trust, Florida, Revenue Bonds, Series 2006-0043, Solar Eclipse Certificates,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14(1)	5,000	5,000
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series A,
(TD Bank N.A. LOC),
0.04%, 7/1/14	2,455	2,455
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B,
(TD Bank N.A. LOC),
0.04%, 7/1/14	25,395	25,395
Florida Housing Finance Agency Revenue VRDB,
(FNMA LOC),
0.07%, 7/8/14	8,500	8,500
Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5,
0.06%, 7/8/14	20,000	20,000

MONEY MARKET FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Florida - 7.1% continued
Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A,
0.06%, 7/8/14	$42,770	$42,770
JEA Variable Rate Demand Obligations,
0.09%, 7/10/14	18,600	18,600
Miami-Dade County Florida Educational Facilities Authority Revenue Bonds,
(Wells Fargo Bank N.A. LOC),
0.06%, 7/8/14(1)	15,035	15,035
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, Series E,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/14	33,500	33,500
Orange County Florida Housing Financial Authority Multifamily Housing Revenue Refunding Bonds, Post Lake Apartments Project,
(FNMA LOC),
0.07%, 7/8/14	28,000	28,000
Orange County Florida Multifamily Housing Finance Authority Revenue Refunding VRDB, Heather Glen,
Series E, (FNMA LOC),
0.07%, 7/8/14	10,000	10,000
Orlando-Orange County Expressway Authority Revenue Refunding VRDB, Subseries B-1,
(Bank of Montreal LOC),
0.05%, 7/8/14	26,500	26,500
State of Florida Board of Public Education G.O. Eagle-720050054-Class A,
0.06%, 7/8/14(1)	7,000	7,000
Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B,
(Bank of New York Mellon LOC),
0.05%, 7/8/14	15,970	15,970

		410,290

Georgia - 2.9%
Athens Housing Authority Multi Family Housing Adjustable Revenue Bonds, Rural Development Apartment Projects,
(U.S. Treasury Escrowed),
0.35%, 8/1/14	11,991	11,991
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project,
(FHLMC LOC),
0.07%, 7/8/14	4,200	4,200
Eclipse Funding Trust Solar Eclipse Atlanta Revenue Bonds, Series 2006-0024,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14(1)	23,780	23,780
Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B,
(TD Bank N.A. LOC),
0.04%, 7/1/14	11,600	11,600
Gwinnett County Georgia Development Authority Revenue VRDB, Nihan Hospitality LLC, Series E,
(U.S. Bank N.A. LOC),
0.05%, 7/8/14	12,400	12,400
Hinesville Housing Authority Multifamily Housing Adjustable Revenue Bonds, Harbor Square Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 7/1/15	16,000	16,000
Main Street National Gas, Inc. Georgia Gas Project Revenue VRDB,
0.06%, 7/8/14	54,800	54,800
Marietta Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Wood Glen,
(FHLMC LOC),
0.06%, 7/8/14	6,000	6,000
Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp.,
(Bank of Montreal LOC),
0.06%, 7/8/14	10,600	10,600
Richmond County Georgia Development Authority Revenue Bonds, Series B, MCG Health, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.05%, 7/8/14	11,300	11,300
Roswell Multifamily Housing Authority Revenue Refunding VRDB, Azalea Park Apartments,
(FNMA LOC),
0.07%, 7/8/14	5,400	5,400

		168,071

NORTHERN FUNDS QUARTERLY REPORT    5    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Idaho - 0.4%
State of Idaho G.O. Unlimited TANS,
2.00%, 7/1/14	$20,000	$20,377

Illinois - 5.9%
BB&T Municipal Trust G.O. Revenue VRDB,
(Branch Banking & Trust Co. LOC),
0.08%, 7/8/14(1)	16,400	16,400
City of Chicago G.O. Unlimited VRDB, Series 21-B-5, Neighborhoods Alive,
(Bank of New York Mellon LOC),
0.03%, 7/1/14	12,020	12,020
City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1,
(Bank of Montreal LOC),
0.04%, 7/1/14	12,500	12,500
City of Chicago Illinois G.O. Unlimited VRDB, Neighborhoods Alive, Series 21-B-3,
(Royal Bank of Canada LOC),
0.03%, 7/1/14	12,850	12,850
City of Chicago Illinois, G.O. VRDB, Neighborhoods Alive 21, Series B-4,
(Bank of New York Mellon LOC),
0.03%, 7/1/14	24,340	24,340
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DBE-660,
(Deutsche Bank A.G. Gtd.),
0.19%, 7/8/14(1)	9,136	9,136
Illinois Development Finance Authority IDR VRDB, Institution Gas Technology Project,
(BMO Harris Bank N.A. LOC),
0.11%, 7/8/14	1,000	1,000
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B,
0.04%, 7/1/14	17,325	17,325
Illinois Development Finance Authority Revenue VRDB, Mount Carmel High School Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	14,100	14,100
Illinois Development Finance Authority Revenue VRDB, North Shore Senior Center Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	7,000	7,000
Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project,
(BMO Harris Bank N.A. LOC),
0.08%, 7/8/14	9,000	9,000
Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services,
(BMO Harris Bank N.A. LOC),
0.11%, 7/8/14	2,445	2,445
Illinois Educational Facilities Authority Revenue VRDB, Aurora University,
(BMO Harris Bank N.A. LOC),
0.06%, 7/8/14	13,200	13,200
Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago,
0.16%, 3/12/15	10,000	10,000
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium,
(PNC Bank N.A. LOC),
0.05%, 7/8/14	6,000	6,000
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A,
(BMO Harris Bank N.A. LOC),
0.08%, 7/8/14	18,770	18,770
Illinois Finance Authority Adjustable Revenue Bonds, Joan W & Irving B Dance Project,
(PNC Bank N.A. LOC),
0.06%, 7/8/14	6,000	6,000
Illinois Finance Authority Revenue Bonds, Northwestern University, Subseries B,
0.05%, 7/8/14	9,000	9,000
Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	9,160	9,160
Illinois Finance Authority Revenue VRDB, All Saints Catholic, Series A,
(BMO Harris Bank N.A. LOC),
0.07%, 7/8/14	7,600	7,600
Illinois Finance Authority Revenue VRDB, Community Action Partnership,
(Citibank N.A. LOC),
0.08%, 7/8/14	4,950	4,950

MONEY MARKET FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Illinois - 5.9% continued
Illinois Finance Authority Revenue VRDB, Nazareth Academy Project,
(PNC Bank N.A. LOC),
0.06%, 7/8/14	$9,500	$9,500
Illinois Finance Authority Revenue VRDB, OSF Healthcare System Insured,
(Barclays Bank PLC LOC),
0.05%, 7/8/14	25,000	25,000
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale,
(BMO Harris Bank N.A. LOC),
0.07%, 7/8/14	6,560	6,560
Illinois State Development Finance Authority Adjustable Revenue Bonds, Series A, Presbyterian Home,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	11,000	11,000
Illinois State Finance Authority Revenue VRDB, Subseries C3B, Advocate Health,
0.13%, 7/16/15	3,000	3,000
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D,
(Royal Bank of Canada LOC),
0.07%, 7/8/14	6,800	6,800
Lisle Illinois Multifamily Housing Revenue Bonds, Ashley of Lisle Project,
(FHLMC LOC),
0.07%, 7/8/14	26,525	26,525
Quad Cities Regional EDA Illinois Revenue Bonds, Augustana College,
(BMO Harris Bank N.A. LOC),
0.06%, 7/8/14	14,200	14,200
University of Illinois Revenue Refunding VRDB, UIC South Campus Development,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 7/8/14	8,200	8,200
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems,
0.06%, 7/8/14	7,370	7,370

		340,951

Indiana - 1.8%
County of Posey Economic Development Adjustable Revenue Refunding Bonds, Series A, Midwest Fertilizer Corp.,
(U.S. Treasury Escrowed),
0.30%, 11/8/14	37,000	37,000
County of Tippecanoe Indiana Revenue VRDB, Faith Property, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	4,860	4,860
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DBE-584,
(Deutsche Bank A.G. Gtd.),
0.11%, 7/8/14(1)	9,010	9,010
Eclipse Funding Trust Revenue Bonds,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14(1)	9,400	9,400
Indiana Development Finance Authority Revenue Bonds, Archer-Daniels -Midland Co.,
0.08%, 7/8/14	8,000	8,000
Indiana Finance Authority Environmental Revenue Refunding VRDB, Series A3, Duke Energy Industry Project,
(Mizuho Bank Ltd. LOC),
0.08%, 7/8/14	15,425	15,425
Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project,
(Bank of Nova Scotia LOC),
0.05%, 7/8/14	18,750	18,750

		102,445

Iowa - 0.9%
Iowa Finance Authority College Facilities Revenue VRDB, Drake University Project,
(Wells Fargo Bank N.A. LOC),
0.04%, 7/1/14	940	940
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14	2,645	2,645
Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project,
0.06%, 7/1/14	12,050	12,050
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras,
(Bank of America N.A. LOC),
0.06%, 7/1/14	9,865	9,865
Iowa Higher Education Loan Authority Revenue VRDB, Private College,
(Bank of America N.A. LOC),
0.06%, 7/1/14	2,500	2,500

NORTHERN FUNDS QUARTERLY REPORT    7    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Iowa - 0.9% continued
Iowa Higher Education Loan Authority Revenue VRDB, Private College Des Moines,
(BMO Harris Bank N.A. LOC),
0.05%, 7/1/14	$5,000	$5,000
Iowa State Higher Education Loan Authority Revenue VRDB, Private College-St. Ambros,
(U.S. Bank N.A. LOC),
0.04%, 7/1/14	12,950	12,950
Urbandale Iowa IDR VRDB, Aurora Bus Park,
(FHLB of Des Moines LOC),
0.06%, 7/8/14	8,200	8,200

		54,150

Kansas - 0.2%
City of Leawood G.O. Unlimited Temporary Notes, Series 1,
1.25%, 9/1/14	11,475	11,494

Kentucky - 0.8%
City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A,
(U.S. Bank N.A. LOC),
0.07%, 7/8/14	9,300	9,300
City of Hazard Healthcare Revenue BANS, Appalachian Regional Healthcare,
1.00%, 12/1/14	15,000	15,032
City of Pikeville Kentucky Hospital Revenue Refunding & Improvement BANS, Pikeville Medical Center,
1.00%, 3/1/15	10,000	10,047
Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp.,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/14	5,600	5,600
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program,
(U.S. Bank N.A. LOC),
0.07%, 7/8/14	6,937	6,937

		46,916

Louisiana - 0.4%
Louisiana Public Facilities Authority Revenue VRDB, Coca-Cola Bottling Co. Project,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14	24,000	24,000

Maine - 0.3%
Maine Health & Higher Educational Facilities Authority Revenue VRDB, Bowdoin College,
(JPMorgan Chase Bank N.A. LOC),
0.08%, 7/8/14	14,600	14,600

Maryland - 3.0%
Anne Arundel County Maryland Revenue VRDB, Key School Facility, Series A,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 7/8/14	8,385	8,385
Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, Series A,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 7/8/14	3,605	3,605
Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School,
(Manufacturers & Traders Trust Co. LOC),
0.09%, 7/8/14	3,675	3,675
Eclipse Funding Trust Revenue Bonds, 2006-0154, Solar Eclipse, Maryland,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14(1)	27,750	27,750
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Pooled Loan Program, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/14	20,100	20,100
Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Series A, Adventist Healthcare,
(Union Bank N.A. LOC),
0.06%, 7/8/14	32,300	32,300
Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F,
(PNC Bank N.A. LOC),
0.05%, 7/8/14	12,865	12,865

MONEY MARKET FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Maryland - 3.0% continued
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series A, Multifamily Housing Development,
(FHLMC LOC),
0.06%, 7/8/14	$16,950	$16,950
Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 7/8/14	5,450	5,450
Prince Georges County Maryland Revenue Refunding VRDB, Collington Episcopal, Series A,
(Bank of America N.A. LOC),
0.07%, 7/8/14	26,350	26,350
Washington Suburban Sanitary Commission G.O. Unlimited VRDB, BANS, Series B-2,
0.06%, 7/8/14	8,800	8,800
Washington Suburban Sanitary District Commission Variable G.O. Unlimited BANS, Series A,
0.05%, 7/8/14	7,900	7,900
Washington Suburban Sanitary District Commission Variable G.O. Unlimited BANS, Series B,
0.06%, 7/8/14	1,000	1,000

		175,130

Massachusetts - 1.1%
BB&T Municipal Trust Revenue Bonds, Series A,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/14(1)	16,260	16,260
Massachusetts Development Finance Agency Revenue VRDB, Series A, Masonic Nursing Home,
(Manufacturers & Traders Trust Co. LOC),
0.08%, 7/8/14	9,160	9,160
Massachusetts Port Authority Municipal Interest Bearing CP,
(TD Bank N.A. LOC),
0.08%, 8/1/14	14,000	14,000
Massachusetts State Development Finance Agency Revenue VRDB, Credit-Wilber School Apartments, Series A,
(FHLB of Atlanta LOC),
0.06%, 7/8/14	5,120	5,120
Massachusetts Water Resources Authority Municipal Interest Bearing CP,
(State Street Bank & Trust Co. LOC),
0.10%, 10/31/14	1,900	1,900
RBC Municipal Products, Inc. Trust G.O. Floater Certificates, Series E-32,
(Royal Bank of Canada LOC),
0.06%, 7/8/14(1)	19,800	19,800

		66,240

Michigan - 0.9%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	3,280	3,280
Ann Arbor Michigan Economic Development Corp. Revenue VRDB, Series A, Glacier Hills, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	10,890	10,890
Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue VRDB, University,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/14	7,745	7,745
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co.,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	10,200	10,200
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA Metropolitan Detroit Project,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/14	5,295	5,295
Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Lansing St. Vincent Home Project,
(Comerica Bank LOC),
0.06%, 7/8/14	4,960	4,960
Michigan State University Revenue VRDB,
0.04%, 7/8/14	1,000	1,000
Michigan Strategic Fund Limited Obligation Revenue VRDB, Tubelite, Inc. Project,
(Comerica Bank LOC),
0.07%, 7/8/14	10,000	10,000

		53,370

NORTHERN FUNDS QUARTERLY REPORT    9    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Minnesota - 2.8%
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, Series 2002,
(U.S. Bank N.A. LOC),
0.08%, 7/8/14	$3,700	$3,700
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project,
(U.S. Bank N.A. LOC),
0.04%, 7/1/14	6,000	6,000
0.08%, 7/8/14	6,600	6,600
City of Edina Minnesota Multifamily Housing Revenue Refunding VRDB, Vernon Terrace Apartments Project,
(FHLMC LOC),
0.07%, 7/8/14	5,705	5,705
City of Edina Multifamily Housing Revenue Refunding VRDB, Edina Park Plaza,
(FHLMC LOC),
0.06%, 7/8/14	10,000	10,000
City of Minnetonka Multifamily Housing Revenue Refunding VRDB, Minnetonka Hills Apartments,
(FNMA LOC),
0.08%, 7/8/14	3,865	3,865
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt Revenue Bonds, Series 2009-59, Minnesota,
0.06%, 7/8/14(1)	25,900	25,900
Deutsche Bank Spears/Lifers Trust Adjustable Revenue Bonds, Series DBE-1214,
(Deutsche Bank A.G. Gtd.),
0.13%, 7/8/14(1)	10,200	10,200
Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing, Series A,
(FNMA LOC),
0.08%, 7/8/14	7,885	7,885
Minneapolis Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project,
(FHLB of Des Moines LOC),
0.07%, 7/8/14	6,315	6,315
Minnesota Agricultural & Economic Development Board Revenue VRDB, Evangelical Lutheran Project,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14	13,050	13,050
Minnesota Higher Education Facilities Authority Revenue VRDB, Concordia University St. Paul, Series 6Q,
(U.S. Bank N.A. LOC),
0.06%, 7/1/14	4,200	4,200
Minnesota Rural Water Finance Authority, Inc. Public Projects Construction Revenue Notes,
1.00%, 1/1/15	4,500	4,517
Minnesota School Districts Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series A,
(Minnesota School Districts Insured),
2.00%, 9/16/14	10,500	10,539
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-19,
(Royal Bank of Canada LOC),
0.06%, 7/8/14(1)	30,000	30,000
St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14	15,900	15,900

		164,376

Mississippi - 2.1%
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series A,
(Chevron Corp. Gtd.),
0.05%, 7/8/14	56,400	56,400
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project,
(BMO Harris Bank N.A. LOC),
0.06%, 7/8/14	6,650	6,650
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Series G, Chevron USA,
(Chevron Corp. Gtd.),
0.04%, 7/1/14	20,000	20,000
Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project, Series A,
(Chevron Corp. Gtd.),
0.02%, 7/1/14	1,500	1,500

MONEY MARKET FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Mississippi - 2.1% continued
Mississippi Business Finance Corp. Revenue VRDB, Mississippi State Business Finance Commission Gulf Opportunity Zone, Chevron USA, Series E,
(Chevron Corp. Gtd.),
0.03%, 7/1/14	$5,000	$5,000
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 1, North Mississippi Health Services,
0.05%, 7/8/14	25,000	25,000
Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Series E, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.07%, 7/8/14	10,000	10,000

		124,550

Missouri - 2.1%
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Woodlands Partners Project,
(FNMA LOC),
0.07%, 7/8/14	4,045	4,045
Missouri Development Finance Board Revenue VRDB, Missouri Association Municipal Utilities Lease,
(U.S. Bank N.A. LOC),
0.04%, 7/1/14	8,375	8,375
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital Freeman Health Systems, Series C,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14	5,805	5,805
Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14	900	900
Missouri State Health & Educational Facilities Authority Revenue VRDB, Drury University,
(PNC Bank N.A. LOC),
0.03%, 7/1/14	11,935	11,935
Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project,
(FHLMC LOC),
0.07%, 7/8/14	6,665	6,665
RBC Municipal Products, Inc. Trust Adjustable Revenue Bonds, Floater, Series E-47,
(Royal Bank of Canada LOC),
0.06%, 7/8/14(1)	24,995	24,995
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series E-40, Related to Missouri,
(Royal Bank of Canada LOC),
0.06%, 7/8/14(1)	18,000	18,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project,
(FNMA Escrowed),
0.06%, 7/8/14	6,170	6,170
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project,
(FNMA LOC),
0.06%, 7/8/14	21,000	21,000
St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project,
(FNMA Escrowed),
0.06%, 7/8/14	12,700	12,700

		120,590

Montana - 0.3%
City of Forsyth Montana PCR Refunding VRDB, Pacificorp Project,
(JPMorgan Chase Bank N.A. LOC),
0.03%, 7/1/14	16,880	16,880

Nebraska - 2.5%
Central Plains Energy Project Nebraska Gas Project VRDB, Project No. 2,
0.06%, 7/8/14	24,100	24,100
Central Plains Gas Energy Project Revenue Bonds, Series 91TP,
(Branch Banking & Trust Co. LOC),
0.07%, 7/8/14(1)	8,325	8,325
Deutsche Bank Spears/Lifers Trust, Revenue Bonds, Series DBE-1101,
(Deutsche Bank A.G. Gtd.),
0.11%, 7/8/14(1)	10,000	10,000
Douglas County Hospital Authority No. 2 Revenue Refunding VRDB, Health Facilities Children’s, Series A,
(U.S. Bank N.A. LOC),
0.04%, 7/1/14	13,420	13,420

NORTHERN FUNDS QUARTERLY REPORT    11    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Nebraska - 2.5% continued
Lancaster County Hospital Authority No. 1 Revenue Refunding VRDB, Bryanlgh Medical Center, Series B-1,
(U.S. Bank N.A. LOC),
0.04%, 7/1/14	$21,760	$21,760
Lancaster County Hospital Authority No. 1 Revenue Refunding VRDB, Series B-2, Bryanlgh Medical Center,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14	31,880	31,880
Omaha Nebraska Public Power District Separate Electric Revenue Bonds, Omaha Power, Eagle-720053008-Class A,
(Columbia Insurance Co. Insured),
0.07%, 7/8/14(1)	27,760	27,760
Saline County Hospital Authority No. 1 Revenue Refunding VRDB, Series C, Bryanlgh Medical Center,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14	7,945	7,945

		145,190

Nevada - 0.9%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project,
(U.S. Bank N.A. LOC),
0.05%, 7/8/14	3,400	3,400
Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center,
(U.S. Bank N.A. LOC),
0.05%, 7/8/14	8,215	8,215
City of Reno Sales Tax Revenue VRDB, Senior Lien Retrac Reno Project,
(Bank of New York Mellon LOC),
0.04%, 7/1/14	40,655	40,655

		52,270

New Hampshire - 0.8%
New Hampshire Business Finance Authority Revenue VRDB, Littleton Regional Hospital,
(TD Bank N.A. LOC),
0.03%, 7/1/14	6,860	6,860
New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, Series A,
(FHLB of Boston LOC),
0.07%, 7/8/14	9,875	9,875
New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy,
0.07%, 7/8/14	25,000	25,000
New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue,
(TD Bank N.A. LOC),
0.05%, 7/8/14	6,685	6,685
New Hampshire State Health & Education Facilities Authority Revenue VRDB, St. Anselm College,
(FHLB of Boston LOC),
0.06%, 7/8/14	575	575

		48,995

NewJersey - 1.0%
BB&T Municipal Trust Adjustable Revenue Bonds, Floaters, Series 2019,
(Branch Banking & Trust Co. LOC),
0.08%, 7/8/14(1)	21,700	21,700
BB&T Municipal Trust Revenue Bonds, Series 2047,
(Branch Banking & Trust Co. LOC),
0.08%, 7/8/14(1)	325	325
County of Hudson G.O. Unlimited BANS,
2.00%, 12/5/14	15,000	15,109
Hudson County Improvement Authority Gtd. Pooled Revenue Notes, Series T-1,
(Hudson County, New Jersey Insured),
1.00%, 5/13/15	7,000	7,043
Hudson County Improvement Authority Guaranteed Pooled Revenue Notes, Series S-1,
(Hudson County, New Jersey Insured),
1.00%, 12/10/14	5,000	5,013
Nuveen New Jersey Dividend Advantage Municipal Fund VRDP,
0.16%, 7/8/14(1)	10,000	10,000

		59,190

New Mexico - 1.9%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue VRDB, Series B,
0.06%, 7/8/14	73,900	73,900

MONEY MARKET FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED) (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
New Mexico - 1.9% continued
New Mexico State Hospital Equipment Loan Council Revenue VRDB, Presbyterian Healthcare,
Series B,
0.05%, 7/8/14	$16,500	$16,500
Series C,
0.05%, 7/8/14	19,500	19,500

		109,900

New York - 9.7%
BB&T Municipal Trust Revenue VRDB,
(Branch Banking & Trust Co. LOC),
0.13%, 7/8/14(1)	12,325	12,325
City of New York G.O., Subseries D-3,
(Bank of New York Mellon LOC),
0.03%, 7/1/14	10,700	10,700
Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-2,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 7/8/14	10,000	10,000
Monroe County New York Industrial Development Agency Revenue VRDB, Margaret Woodbury Strong,
(Manufacturers & Traders Trust Co. LOC),
0.06%, 7/8/14	27,750	27,750
Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home,
(HSBC Bank USA N.A. LOC),
0.08%, 7/8/14	4,645	4,645
New York City Municipal Water Finance Authority Water & SewerSystem Adjustable Revenue Bonds, 2nd General Resolution,
0.03%, 7/1/14	35,500	35,500
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, 2nd Generation, Series AA-1,
0.03%, 7/1/14	5,600	5,600
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 7/8/14	2,380	2,380
New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Subordinate Bonds, Series D3
0.03%, 7/1/14	22,400	22,400
New York City Trust for Cultural Resources Revenue Refunding VRDB, Lincoln Center, Series A-1,
(JPMorgan Chase Bank N.A. LOC),
0.05%, 7/1/14	13,000	13,000
New York Liberty Development Corp. Revenue Refunding VRDB, Series A1, World Trade Center Project,
(U.S. Treasury Escrowed),
0.15%, 12/17/14	20,030	20,030
New York Liberty Development Corp. Revenue Refunding VRDB, Series A1-3, World Trade Center,
(U.S. Treasury Escrowed),
0.15%, 12/17/14	137,000	137,000
New York Mortgage Agency Homeowner Revenue VRDB, Series 159,
0.06%, 7/8/14	30,000	30,000
New York State Dormitory Authority Revenue Non-State Supported Debt VRDB, Samaritan Medical Center, Series B,
(HSBC Bank USA N.A. LOC),
0.05%, 7/8/14	8,625	8,625
New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc.,
(HSBC Bank USA N.A. LOC),
0.05%, 7/8/14	2,800	2,800
New York State Energy Research & Development Authority Revenue Bonds, Subseries A-4,
(Bank of Nova Scotia LOC),
0.04%, 7/8/14	11,600	11,600
New York State Housing Finance Agency Revenue VRDB, 100 Maiden Lane, Series A,
0.04%, 7/8/14	16,800	16,800
New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2,
(Manufacturers & Traders Trust Co. LOC),
0.08%, 7/8/14	10,000	10,000
New York State Housing Finance Agency Revenue VRDB, Affordable Housing, Clinton Park Phase II, Series E-31,
(Wells Fargo Bank N.A. LOC),
0.06%, 7/8/14	15,000	15,000

NORTHERN FUNDS QUARTERLY REPORT    13    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
New York - 9.7% continued
New York State Housing Finance Agency Revenue VRDB, Maestro W Chelsea Housing,
(Wells Fargo Bank N.A. LOC),
0.06%, 7/8/14	$15,000	$15,000
New York State Housing Finance Agency Revenue VRDB, Related 205 E 92N,
(Wells Fargo Bank N.A. LOC),
0.07%, 7/8/14	10,000	10,000
New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center,
(Bank of America N.A. LOC),
0.06%, 7/8/14	24,700	24,700
New York State Housing Finance Agency Revenue VRDB, Series A-320, West 38th Street,
(Wachovia Bank N.A. LOC),
0.05%, 7/8/14	13,905	13,905
New York State Housing Finance Agency Revenue VRDB, West 30th Street Housing, Series A-2,
(Wells Fargo Bank N.A. LOC),
0.06%, 7/8/14	16,700	16,700
New York State Housing Finance Agency Revenue VRDB, West Chelsea, Series A,
(Wells Fargo Bank N.A. LOC),
0.06%, 7/8/14	29,000	29,000
North Tonawanda City School District G.O. Unlimited BANS,
1.00%, 9/18/14	7,555	7,566
Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 7/8/14	6,265	6,265
RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series E-33,
(Invesco VK Trust for Investment Grade NY Municipals Escrowed),
0.26%, 7/8/14(1)	38,000	38,000
Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial,
(HSBC Bank USA N.A. LOC),
0.05%, 7/8/14	7,120	7,120

		564,411

North Carolina - 2.6%
BB&T Municipal Trust Floaters, Series 1038,
0.23%, 7/8/14(1)	4,395	4,395
City of Raleigh North Carolina COPS VRDB, Series B, Downtown,
0.05%, 7/8/14	36,300	36,300
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/14	1,310	1,310
Guilford County North Carolina G.O. VRDB,
Series A,
0.05%, 7/8/14	18,055	18,055
Series B,
0.04%, 7/8/14	4,100	4,100
North Carolina Capital Facilities Finance Agency Revenue Bonds, Eagle -20060012 Class A,
0.06%, 7/8/14(1)	12,000	12,000
North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/14	4,435	4,435
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Campbell University,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/14	5,100	5,100
North Carolina Capital Facilities Financial Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, Series H,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/14	5,500	5,500
North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/14	11,610	11,610
North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B,
0.03%, 7/1/14	15,000	15,000
University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A,
0.07%, 7/8/14(1)	5,800	5,800

MONEY MARKET FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
North Carolina - 2.6% continued
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B,
0.06%, 7/8/14	$26,000	$26,000

		149,605

North Dakota - 0.1%
North Dakota State Rural Water Finance Corp. Public Projects Construction Revenue Notes, Series B3,
1.00%, 5/1/15	4,500	4,527

Ohio - 1.5%
Akron Bath Copley Ohio Joint Township Hospital District Revenue VRDB, Hospital Facilities-Summa Health Systems, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	12,355	12,355
Cleveland Ohio Airport System Revenue VRDB, Series D,
(Bank of America N.A. LOC),
0.08%, 7/8/14	9,300	9,300
Cleveland-Cuyahoga County Ohio Port Authority Revenue VRDB, Euclid Avenue Housing Corp. Project,
(U.S. Bank N.A. LOC),
0.07%, 7/8/14	8,760	8,760
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Playhouse Square Foundation Project,
(U.S. Bank N.A. LOC),
0.05%, 7/8/14	9,175	9,175
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Series C, Museum of Art Project,
0.06%, 7/8/14	4,900	4,900
County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A,
0.05%, 7/8/14	2,450	2,450
Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, Series B,
(PNC Bank N.A. LOC),
0.06%, 7/8/14	8,960	8,960
Lancaster Port Authority Ohio Gas Revenue VRDB, Series 2008,
0.06%, 7/8/14	5,760	5,760
Montgomery County Ohio Economic Development Revenue VRDB, The Dayton Art Institute,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14	4,800	4,800
Nuveen Ohio Quality Income Municipal Fund VRDP, Series 1-1480,
0.15%, 7/8/14(1)	16,000	16,000
State of Ohio G.O., Common Schools, Series B,
0.05%, 7/8/14	4,600	4,600

		87,060

Oregon - 1.5%
Oregon Health & Science University Revenue VRDB, Series B-2,
(Union Bank N.A. LOC),
0.05%, 7/8/14	6,000	6,000
Oregon State Facilities Authority Revenue VRDB, Hazelden Springbrook Project, Series A,
(U.S. Bank N.A. LOC),
0.08%, 7/8/14	3,700	3,700
Oregon State G.O. Limited TANS, Series A,
1.50%, 7/31/14	60,000	60,065
Oregon State Health Housing Educational & Cultural Facilities Authority Revenue VRDB, The Evangelical Lutheran, Series A,
(U.S. Bank N.A. LOC),
0.10%, 7/8/14	1,600	1,600
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A,
(Union Bank N.A. LOC),
0.07%, 7/8/14	2,890	2,890
State of Oregon G.O. Limited TANS, Series A,
2.00%, 7/2/14	10,000	10,179

		84,434

Pennsylvania - 5.5%
Allegheny County IDA Revenue VRDB, Education Center Watson,
(PNC Bank N.A. LOC),
0.06%, 7/8/14	4,300	4,300
BB&T Municipal Trust Revenue Bonds, Series 228,
(Branch Banking & Trust Co. LOC),
0.10%, 7/8/14(1)	29,630	29,630

NORTHERN FUNDS QUARTERLY REPORT    15    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Pennsylvania - 5.5% continued
Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	$15,030	$15,030
Butler County Pennsylvania Industrial Development Authority Revenue VRDB, Concordia Lutheran, Series A,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	9,235	9,235
City of Philadelphia Gas Works Revenue Refunding Bonds, 8th, Series E,
(PNC Bank N.A. LOC),
0.05%, 7/8/14	40,200	40,200
Haverford Township Pennsylvania G.O., School District,
(TD Bank N.A. LOC),
0.06%, 7/8/14	7,700	7,700
Horizon Hospital System Authority Pennsylvania Health & Housing Facilities Revenue VRDB, Senior, St. Paul Homes Project,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 7/8/14	7,210	7,210
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 7/8/14	6,600	6,600
Lower Merion School District G.O. Limited VRDB, Capital Project, Series A,
(State Street Bank & Trust Co. LOC),
0.05%, 7/8/14	10,915	10,915
Lower Merion School District VRDB, Series A-1, Capital Project,
(U.S. Bank N.A. LOC),
0.05%, 7/8/14	9,900	9,900
Montgomery County IDA Revenue VRDB, Acts Retirement Life Community,
(TD Bank N.A. LOC),
0.04%, 7/1/14	2,100	2,100
Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood,
(FHLMC LOC),
0.06%, 7/8/14	3,200	3,200
Philadelphia School District G.O. Refunding VRDB, Series C,
(TD Bank N.A. LOC),
0.05%, 7/8/14	12,745	12,745
Philadelphia School District Pennsylvania G.O. Refunding VRDB, Series F,
(Barclays Bank PLC LOC),
0.05%, 7/8/14	34,550	34,550
RBC Municipal Products, Inc. Trust Floater Certificates G.O.,
(Royal Bank of Canada LOC),
0.06%, 7/8/14(1)	5,600	5,600
RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series B,
(Royal Bank of Canada LOC),
0.06%, 7/8/14(1)	6,000	6,000
RBC Municipal Products, Inc. Trust Pennsylvania Revenue Bonds, Floater Certificates, Series E-34,
(Invesco Pennsylvania Value Escrowed),
0.26%, 7/8/14(1)	65,000	65,000
Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project,
(Manufacturers & Traders Trust Co. LOC),
0.11%, 7/8/14	7,570	7,570
University of Pittsburgh of The Commonwealth System of Higher Education Asset Revenue Notes,
2.00%, 7/22/15	10,000	10,198
University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue Notes, Pittsburgh Asset Notes,
2.00%, 7/11/14	26,000	26,013
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley,
(PNC Bank N.A. LOC),
0.06%, 7/8/14	3,760	3,760

		317,456

Puerto Rico - 2.9%
Deutsche Bank Spears/Lifers Trust Adjustable Revenue Bonds, Series DB-1194,
(Deutsche Bank A.G. Gtd.),
0.26%, 7/8/14(1)	48,450	48,450

MONEY MARKET FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Puerto Rico - 2.9% continued
RBC Municipal Products, Inc. Trust Floater Certificates, Series E-46,
(Royal Bank of Canada LOC),
0.19%, 7/8/14(1)	$117,595	$117,595

		166,045

Rhode Island - 0.5%
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue Refunding VRDB, Roger Williams University, Series A,
(U.S. Bank N.A. LOC),
0.05%, 7/8/14	16,165	16,165
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding VRDB, Bryant University,
Series C-15, (TD Bank N.A. LOC),
0.06%, 7/8/14	11,815	11,815

		27,980

South Carolina - 1.0%
City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB,
(U.S. Bank N.A. LOC),
0.04%, 7/1/14	21,630	21,630
Eclipse Funding Trust, G.O., Series 2006-0152, Solar Eclipse, Spartan,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14(1)	10,320	10,320
South Carolina Jobs EDA Hospital Revenue VRDB, Oconee Memorial Hospital, Inc.,
Series B, (Wachovia Bank N.A. LOC),
0.08%, 7/8/14	8,600	8,600
South Carolina State Housing Finance & Development Authority Multifamily Revenue VRDB, Rental Franklin Square,
(FHLMC LOC),
0.06%, 7/8/14	9,800	9,800
South Carolina State Housing Financial & Development Authority Multifamily Revenue VRDB, Rental Housing Brookside Apartments,
Series D, (FHLMC LOC),
0.06%, 7/8/14	4,700	4,700

		55,050

South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority Revenue VRDB, Regional Health,
(U.S. Bank N.A. LOC),
0.04%, 7/1/14	3,300	3,300

Tennessee - 0.9%
Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/14	4,685	4,685
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project,
(FNMA LOC),
0.07%, 7/8/14	1,150	1,150
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue VRDB, Multifamily Housing, Arbor Knoll,
Series A, (FNMA LOC),
0.06%, 7/8/14	13,400	13,400
Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement, Series B-1
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/14	7,745	7,745
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue VRDB, Gateway Projects,
Series A-1, (FNMA LOC),
0.06%, 7/8/14	5,575	5,575
Tennessee State Energy Acquisition Corp. Gas Revenue Floaters,
(Branch Banking & Trust Co. LOC),
0.09%, 7/8/14(1)	20,550	20,550

		53,105

Texas - 13.8%
Austin Texas Water & Wastewater System Revenue Refunding VRDB,
0.04%, 7/8/14	10,200	10,200
BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters,
(Branch Banking & Trust Co. LOC),
0.07%, 7/8/14(1)	1,695	1,695

NORTHERN FUNDS QUARTERLY REPORT    17    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Texas - 13.8% continued
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043,
(Branch Banking & Trust Co. LOC),
0.09%, 7/8/14(1)	$1,285	$1,285
Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments,
(FHLMC LOC),
0.06%, 7/8/14	15,380	15,380
Carroll Texas Independent School District G.O. Bonds, School Building,
(Texas Permanent School Fund Program Guaranty Insured),
0.06%, 7/8/14	10,000	10,000
City of Austin Municipal Interest Bearing CP,
0.08%, 9/30/14	3,645	3,645
City of Houston Municipal Interest Bearing CP,
(State Street Bank & Trust Co. Gtd.),
0.08%, 8/7/14	25,000	25,000
City of Houston Revenue TRANS,
1.00%, 7/2/14	35,000	35,311
5.00%, 7/2/14	12,500	13,109
City of Houston Utility System Adjustable Revenue Refunding Bonds, First Lien, Series B-2,
(Bank of New York Mellon LOC),
0.05%, 7/8/14	50,000	50,000
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt 23, Revenue Bonds, Series 2009-52, Texas,
0.06%, 7/8/14(1)	20,000	20,000
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian,
(Wells Fargo Bank N.A. LOC),
0.06%, 7/8/14	4,600	4,600
Crawford Texas Education Facilities Corp. Revenue Bonds, Prince of Peace Christian School,
(Wachovia Bank N.A. LOC),
0.06%, 7/8/14	3,355	3,355
Deutsche Bank Spears/Lifers Trust Adjustable Revenue Bonds, Series DBE-1193,
(Deutsche Bank A.G. Gtd.),
0.16%, 7/8/14(1)	13,330	13,330
Deutsche Bank Spears/Lifers Trust, Goldman Sachs, Revenue Bonds, Series DBE-526,
(Deutsche Bank A.G. Gtd.),
0.11%, 7/8/14(1)	9,140	9,140
Eclipse Funding Trust, Texas, G.O., Series 2007-0080, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14(1)	10,305	10,305
Eclipse Funding Trust, Waco Texas, Revenue Bonds, Series 2007-0040, Solar Eclipse,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14(1)	21,125	21,125
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Memorial Hermann Health Systems,
0.05%, 7/8/14	5,000	5,000
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	18,730	18,730
Mesquite Independent School District G.O. VRDB, School Building, Series A,
(Texas Permanent School Fund Program Guaranty Insured),
0.05%, 7/8/14	850	850
Northside Independent School Building District G.O. Unlimited Bonds,
(Texas Permanent School Fund Program Guaranty Gtd.),
2.00%, 8/15/14	3,715	3,723
Northwest Texas Independent School District G.O. VRDB,
(Texas Permanent School Fund Program Guaranty Insured),
0.05%, 7/8/14	2,760	2,760
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/14	9,800	9,800
Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A,
(Total S.A. Gtd.),
0.06%, 7/8/14	55,665	55,665
Port of Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals,
(Total S.A. Gtd.),
0.06%, 7/8/14	10,000	10,000

MONEY MARKET FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Texas - 13.8% continued
Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B,
(Total S.A. Gtd.),
0.06%, 7/8/14	$5,000	$5,000
Port of Port Arthur Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals Project,
(Total S.A. Gtd.),
0.06%, 7/8/14	20,000	20,000
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA,
(Total S.A. Gtd.),
0.06%, 7/8/14	12,900	12,900
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series E-27,
(Royal Bank of Canada LOC),
0.06%, 7/8/14(1)	10,000	10,000
San Antonio Texas Multifamily Housing Trust Financial Corp. Revenue VRDB, Series 2010, Cevallos Lofts Apartments,
(FHLMC LOC),
0.06%, 7/8/14	20,935	20,935
State of Texas G.O. VRDB, Series A,
0.05%, 7/8/14	7,835	7,835
State of Texas G.O. VRDB, Veterans, Series A,
(Sumitomo Mitsui Banking Corp. LOC),
0.06%, 7/8/14	13,800	13,800
Strategic Housing Finance Corp. Travis County Multi Family Housing Revenue Adjustable Revenue Bonds, Silver Springs Apartments Project,
(U.S. Treasury Escrowed),
0.35%, 8/1/14	15,000	15,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Christus Health, Series C-4,
(Bank of Montreal LOC),
0.06%, 7/8/14	5,340	5,340
Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments,
(FNMA LOC),
0.07%, 7/8/14	7,745	7,745
Tarrant County Texas Cultural Educational Finance Corp. Retirement Facilities Revenue VRDB, Northwest Edgemere Project,
(Bank of America N.A. LOC),
0.07%, 7/8/14	17,670	17,670
Texas Department Multifamily Housing & Community Affairs Revenue VRDB, Woodmont Apartments,
(FHLMC LOC),
0.06%, 7/8/14	14,665	14,665
Texas State TRANS,
2.00%, 8/28/14	232,255	232,920
University of Houston Municipal Interest Bearing CP,
0.10%, 9/3/14	14,462	14,462
University of Texas, Texas Permanent University Fund System, Revenue Bonds, Series A,
0.03%, 7/8/14	49,300	49,300

		801,580

Utah - 0.6%
Utah Housing Corp. Multifamily Revenue VRDB, Florentine Villas, Series A,
(FHLMC LOC),
0.06%, 7/8/14	18,880	18,880
Wells Fargo Stage Trust Adjustable Revenue Bonds, Floater Certificates, Series 17C,
0.08%, 7/8/14(1)	15,000	15,000

		33,880

Virginia - 1.8%
Alexandria IDA Revenue Refunding VRDB, Goodwin House,
(Wells Fargo Bank N.A. LOC),
0.05%, 7/1/14	7,000	7,000
Capital Beltway Funding Corp. of Virginia Toll Revenue VRDB, Senior Lien, Series C, 495 Hot Lanes,
(National Australia Bank Ltd. LOC),
0.03%, 7/8/14	27,575	27,575
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project,
(FHLMC LOC),
0.06%, 7/8/14	13,310	13,310

NORTHERN FUNDS QUARTERLY REPORT    19    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Virginia - 1.8% continued
Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E,
(FHLB of Atlanta LOC),
0.06%, 7/8/14	$5,700	$5,700
Lynchburg Virginia IDA Revenue Refunding VRDB, Hospital Centra Health, Series D, (FHLB of Atlanta LOC),
0.06%, 7/8/14	6,700	6,700
Nuveen Virginia Premium Income Municipal Fund VRDP,
0.16%, 7/8/14(1)	25,000	25,000
Stafford County & Staunton Industrial Development Authority Variable Rate Demand Obligations,
(Bank of America N.A. LOC),
0.08%, 7/17/14	20,385	20,385

		105,670

Washington - 1.2%
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt, Revenue Bonds, Series 2009-65, Washington,
0.06%, 7/8/14(1)	14,740	14,740
Everett Public Facilities District Revenue VRDB,
(Bank of New York Mellon LOC),
0.03%, 7/1/14	16,415	16,415
Washington Health Care Facilities Authority Revenue VRDB, Catholic Health,
0.10%, 7/8/14	20,200	20,200
Washington Higher Education Facilities Authority Revenue VRDB, Whitman College Project,
0.06%, 7/8/14	14,085	14,085
Washington State Housing Finance Commission Revenue Refunding VRDB, Antioch University Project,
(Union Bank N.A. LOC),
0.06%, 7/8/14	4,540	4,540

		69,980

West Virginia - 0.4%
Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project,
(JPMorgan Chase Bank N.A. LOC),
0.15%, 7/8/14	2,450	2,450
West Virginia Hospital Finance Authority Revenue Refunding & Improvement VRDB, Cabell Hospital, Series A,
(Branch Banking & Trust Co. LOC),
0.06%, 7/8/14	21,325	21,325

		23,775

Wisconsin - 3.9%
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax, Revenue Bonds, Series 2009-36, Wisconsin,
0.06%, 7/8/14(1)	25,000	25,000
Clipper Caraval Tax-Exempt Certificate Trust, Clipper Tax-Exempt 24, Revenue Bonds, Series 2009-53, Wisconsin,
0.06%, 7/8/14(1)	21,745	21,745
Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14	24,845	24,845
PMA Levy & Aid Anticipation Revenue Notes Program, Series A,
2.00%, 10/17/14	7,250	7,286
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Medical College Wisconsin, Series B,
(U.S. Bank N.A. LOC),
0.04%, 7/8/14	10,900	10,900
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Oakwood Village,
(BMO Harris Bank N.A. LOC),
0.05%, 7/8/14	8,110	8,110
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Series D, Hospital Sisters Health System Services,
(Bank of Montreal LOC),
0.06%, 7/8/14	28,750	28,750
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	30,000	30,000
Wisconsin Health & Educational Facilities Authority Revenue VRDB, St. Norbert College, Inc.,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	16,700	16,700

MONEY MARKET FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 102.9% continued
Wisconsin - 3.9% continued
Wisconsin School Districts Temporary Borrowing Program Cash Flow Administration Program Revenue Note Participation, Series A,
1.00%, 10/10/14	$660	$662
Wisconsin State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series A, Prohealth Care, Inc.,
0.04%, 8/1/30	6,500	6,500
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University,
(JPMorgan Chase Bank N.A. LOC),
0.07%, 7/8/14	1,785	1,785
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project,
(JPMorgan Chase Bank N.A. LOC),
0.10%, 7/8/14	5,140	5,140
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services,
(U.S. Bank N.A. LOC),
0.06%, 7/8/14	13,285	13,285
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Watertown Memorial Hospital, Inc. Project,
(JPMorgan Chase Bank N.A. LOC),
0.06%, 7/8/14	15,000	15,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare,
(Bank of Montreal LOC),
0.03%, 7/1/14	10,775	10,775

		226,483

Wyoming - 0.4%
Platte County Wyoming Adjustable PCR Bonds, Tri-State G&T, Series A,
(Natural Rural Utilities Cooperative Finance Corp. LOC),
0.03%, 7/1/14	25,400	25,400

Municipal States Pooled Securities - 0.6%
BB&T Municipal Trust Floaters, Series 1036,
(Branch Banking & Trust Co. LOC),
0.21%, 7/8/14(1)	3,335	3,335
BB&T Municipal Trust Various States Adjustable Floaters, Series 5000,
(Rabobank LOC),
0.16%, 7/8/14(1)	3,955	3,955
BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007,
(Branch Banking & Trust Co. LOC),
0.16%, 7/8/14(1)	2,490	2,490
BB&T Municipal Trust Various States VRDB, Series 1039,
(Branch Banking & Trust Co. LOC),
0.16%, 7/8/14(1)	4,655	4,655
BB&T Municipal Trust Various States,
Series 1035, (Branch Banking & Trust Co. LOC),
0.16%, 7/8/14(1)	8,215	8,215
Series 5002, (Rabobank LOC),
0.31%, 7/8/14(1)	11,170	11,170

		33,820

Total Municipal Investments (Cost $5,963,739)		5,963,739

Total Investments - 102.9% (Cost $5,963,739)(3)		5,963,739

Liabilities less Other Assets - (2.9)%		(170,757)

NET ASSETS - 100.0%		$5,792,982

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2014, the value of this restricted illiquid security amounted to approximately $25,000 or less than 0.005% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Arizona Board of Regents COPS, Floaters, Series 1918,
0.08%, 7/8/14	6/19/13	$25

(3)	The cost for federal income tax purposes was $5,963,739.

Percentages shown are based on Net Assets.

NORTHERN FUNDS QUARTERLY REPORT    21    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued	JUNE 30, 2014 (UNAUDITED)

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air, Transportation, Water Services and Solid Waste Management	18.7%
Educational Services	12.8
Electric Services, Power and Combined Utilities	7.9
Executive, Legislative & General Government	15.6
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	18.4
Miscellaneous Revenues	7.3
Urban and Community Development, Housing Programs and Social Services	12.0
All other sectors less than 5%	7.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2014:

	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
	(000S)	(000S)		(000S)	(000S)
Investments held by Municipal Money Market Fund	$—	$5,963,739	(1)	$—	$5,963,739

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

BANS - Bond Anticipation Notes

CP - Commercial Paper

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

IDB - Industrial Development Board

LOC - Letter of Credit

PCR - Pollution Control Revenue

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Demand Preferred

MONEY MARKET FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 73.7%(1)
Federal Farm Credit Bank - 9.4%
FFCB Bond,
0.17%, 8/8/14	$1,000	$1,000
FFCB Discount Notes,
0.11%, 7/15/14	2,000	2,000
0.06%, 7/18/14	2,000	2,000
0.14%, 7/25/14	1,000	1,000
0.15%, 8/28/14	2,000	2,000
0.14%, 9/30/14	2,000	1,999
0.15%, 10/7/14	2,000	1,999
0.15%, 10/9/14	4,000	3,998
0.11%, 11/10/14	6,000	5,998
0.12%, 11/10/14	2,000	1,999
0.14%, 11/17/14	3,000	2,998
0.13%, 12/8/14	2,000	1,999
0.10%, 2/19/15	5,000	4,997
FFCB FRN,
0.14%, 7/1/14(2)	5,000	5,000
0.24%, 7/1/14(2)	13,500	13,509
0.31%, 7/1/14(2)	2,000	2,001
0.33%, 7/1/14(2)	4,500	4,501
0.10%, 7/3/14(2)	12,000	11,999
0.10%, 7/4/14(2)	8,000	8,000
0.13%, 7/4/14(2)	5,000	5,000
0.26%, 7/4/14(2)	3,000	3,004
0.11%, 7/6/14(2)	6,000	5,999
0.12%, 7/8/14(2)	4,500	4,500
0.18%, 7/13/14(2)	2,500	2,501
0.10%, 7/16/14(2)	3,000	3,000
0.10%, 7/18/14(2)	4,500	4,499
0.13%, 7/18/14(2)	3,500	3,500
0.13%, 7/20/14(2)	2,000	2,000
0.11%, 7/21/14(2)	3,000	2,999
0.18%, 7/22/14(2)	2,000	2,001
0.12%, 7/23/14(2)	3,000	3,000
0.29%, 7/23/14(2)	2,000	2,002
0.13%, 7/30/14(2)	7,000	6,999

		130,001

Federal Home Loan Bank - 36.8%
FHLB Bonds,
0.10%, 7/30/14	8,000	8,000
0.17%, 8/1/14	4,000	4,000
0.18%, 8/1/14	4,000	4,000
0.10%, 8/4/14	18,000	18,000
0.18%, 8/5/14	3,000	3,000
0.17%, 8/22/14	2,000	2,000
0.17%, 8/26/14	1,000	1,000
0.14%, 9/5/14	18,000	18,002
0.17%, 9/12/14	3,000	3,000
0.16%, 9/30/14	12,000	11,999
0.07%, 11/20/14	4,000	3,999
0.09%, 1/13/15	15,000	14,999
0.09%, 2/2/15	4,000	3,999
0.09%, 2/19/15	2,000	2,000
0.11%, 4/2/15	4,000	3,999
0.22%, 7/17/15	6,000	6,000
FHLB Discount Notes,
0.13%, 7/7/14	14,000	14,000
0.06%, 7/16/14	16,000	16,000
0.07%, 7/16/14	16,000	16,000
0.15%, 7/25/14	4,500	4,500
0.06%, 8/1/14	95,000	94,995
0.16%, 8/1/14	2,500	2,500
0.06%, 8/6/14	15,000	14,999
0.15%, 8/14/14	2,000	2,000
0.06%, 8/20/14	27,000	26,998
0.14%, 8/21/14	3,000	2,999
0.06%, 8/27/14	31,000	30,997
0.15%, 8/29/14	3,000	2,999
0.07%, 9/3/14	15,000	14,998
0.07%, 9/5/14	25,000	24,997
0.09%, 9/17/14	19,000	18,996
0.10%, 9/17/14	9,000	8,998
0.16%, 10/24/14	3,000	2,998
0.16%, 10/27/14	3,000	2,998
0.16%, 10/29/14	3,000	2,998
FHLB FRN,
0.25%, 7/1/14(2)	4,600	4,600
0.12%, 7/10/14(2)	20,000	19,997
0.14%, 7/11/14(2)	9,000	8,999
0.10%, 7/14/14(2)	7,000	7,000
0.07%, 7/16/14	3,000	3,000
0.11%, 7/16/14(2)	1,000	1,000
0.11%, 7/19/14(2)	15,000	14,999
0.10%, 7/20/14(2)	13,000	12,998
0.12%, 7/21/14(2)	8,000	7,999
0.15%, 7/23/14(2)	3,000	3,000
0.13%, 8/23/14(2)	12,000	12,000

		509,559

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 73.7%(1) continued
Federal Home Loan Mortgage Corporation - 11.8%
FHLMC Bond,
1.00%, 8/27/14	$3,000	$3,004
FHLMC Discount Notes,
0.10%, 7/1/14	6,000	6,000
0.13%, 7/22/14	8,000	7,999
0.11%, 8/18/14	4,000	3,999
0.16%, 8/18/14	3,000	3,000
0.10%, 9/4/14	4,000	3,999
0.09%, 9/9/14	5,000	4,999
0.10%, 9/9/14	5,000	4,999
0.11%, 11/20/14	31,000	30,987
0.08%, 11/21/14	30,000	29,991
FHLMC FRN,
0.15%, 7/5/14(2)	9,000	9,000
0.13%, 7/16/14(2)	37,000	37,003
0.14%, 7/26/14(2)	18,000	18,007

		162,987

Federal National Mortgage Association - 15.7%
FNMA Discount Notes,
0.09%, 7/1/14	30,750	30,750
0.15%, 7/15/14	5,000	5,000
0.13%, 8/19/14	8,000	7,999
0.14%, 9/2/14	6,000	5,999
0.07%, 9/3/14	32,000	31,996
0.12%, 9/15/14	22,000	21,995
0.09%, 10/1/14	38,000	37,991
0.07%, 10/2/14	6,000	5,999
FNMA FRN,
0.12%, 7/5/14(2)	8,000	7,998
0.13%, 7/11/14(2)	35,000	35,002
0.16%, 7/20/14(2)	3,000	3,000
0.14%, 7/21/14(2)	6,000	6,002
0.12%, 7/27/14(2)	18,500	18,498

		218,229

Total U.S. Government Agencies (Cost $1,020,776)		1,020,776

U.S. GOVERNMENT OBLIGATIONS - 4.0%
U.S. Treasury Bills - 3.5%
0.11%, 8/14/14	14,000	13,998
0.08%, 9/4/14	17,000	16,998
0.09%, 9/4/14	8,000	7,999
0.06%, 1/2/15	9,000	8,997

		47,992

U.S. Treasury Floating Rate Notes - 0.5%
0.07%, 7/1/14(2)	7,180	7,177

Total U.S. Government Obligations (Cost $55,169)		55,169

Investments, at Amortized Cost ($1,075,945)		1,075,945

REPURCHASE AGREEMENTS - 26.4%
Joint Repurchase Agreements - 3.5%(3)
Bank of America Securities LLC, dated 6/30/14, repurchase price $16,066
0.05%, 7/8/14	16,066	16,066
Morgan Stanley & Co., Inc., dated 6/30/14, repurchase price $16,066
0.10%, 7/8/14	16,066	16,066
Societe Generale, New York Branch, dated 6/30/14, repurchase price $16,066
0.08%, 7/8/14	16,066	16,066

		48,198

Repurchase Agreements - 22.9%(4)
Bank of America N.A., dated 6/30/14 repurchase price $125,000
0.10%, 7/1/14	125,000	125,000
Barclays Capital, Inc., dated 6/12/14, repurchase price $50,003
0.07%, 7/11/14	50,000	50,000
Citigroup Global Markets, Inc., dated 6/30/14, repurchase price $67,700
0.10%, 7/1/14	67,700	67,700
Societe Generale, New York Branch, dated 6/30/14, repurchase price $75,000
0.10%, 7/1/14	75,000	75,000

		317,700

Total Repurchase Agreements (Cost $365,898)		365,898

Total Investments - 104.1% (Cost $1,441,843)(5)		1,441,843

Liabilities less Other Assets - (4.1)%		(56,791)

NET ASSETS - 100.0%		$1,385,052

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$8,090	2.13% - 3.63%	4/15/28 - 2/15/40
U.S. Treasury Notes	$40,890	0.63% - 2.00%	9/30/15 - 1/15/24

Total	$48,980

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$5,746	3.50%	5/1/42
FNMA	$148,667	2.50% - 4.00%	10/1/27 - 8/1/42
GNMA	$51,587	3.50% - 4.50%	8/15/41 - 8/20/41
U.S. Treasury Notes	$120,054	0.88% - 2.38%	8/31/14 - 6/15/17

Total	$326,054

(5)	The cost for federal income tax purposes was $1,441,843.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2014:

	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
	(000S)	(000S)		(000S)	(000S)
Investments held by U.S. Government Money Market Fund	$—	$1,441,843	(1)	$—	$1,441,843

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 82.5%(1)
Federal Farm Credit Bank - 22.8%
FFCB Bonds,
0.17%, 8/8/14	$2,000	$2,000
FFCB Discount Notes,
0.01%, 7/1/14	17,000	17,000
0.12%, 7/8/14	5,000	5,000
0.15%, 7/9/14	1,500	1,500
0.16%, 7/10/14	9,000	9,000
0.11%, 7/15/14	5,000	5,000
0.08%, 7/22/14	5,000	5,000
0.14%, 7/25/14	4,000	4,000
0.11%, 8/18/14	2,000	2,000
0.10%, 8/22/14	6,000	5,999
0.15%, 8/25/14	8,000	7,998
0.15%, 8/27/14	8,000	7,998
0.15%, 8/28/14	6,000	5,999
0.09%, 9/9/14	4,000	3,999
0.10%, 9/11/14	12,000	11,998
0.12%, 9/12/14	3,000	2,999
0.14%, 9/30/14	4,000	3,999
0.13%, 10/3/14	3,000	2,999
0.15%, 10/7/14	4,000	3,998
0.15%, 10/9/14	9,000	8,996
0.10%, 10/21/14	8,000	7,997
0.10%, 10/23/14	36,000	35,989
0.11%, 11/6/14	25,000	24,990
0.11%, 11/10/14	15,000	14,994
0.12%, 11/10/14	6,000	5,997
0.14%, 11/14/14	4,000	3,998
0.14%, 11/17/14	7,000	6,996
0.12%, 12/5/14	30,000	29,984
0.13%, 12/8/14	6,000	5,997
0.09%, 12/15/14	13,000	12,995
0.10%, 2/19/15	12,000	11,992
0.12%, 4/17/15	5,000	4,995
FFCB FRN,
0.14%, 7/1/14(2)	15,000	15,000
0.15%, 7/1/14(2)	11,500	11,499
0.19%, 7/1/14(2)	16,000	15,999
0.24%, 7/1/14(2)	10,000	10,010
0.27%, 7/1/14(2)	10,000	10,006
0.33%, 7/1/14(2)	10,500	10,503
0.10%, 7/3/14(2)	20,000	19,999
0.10%, 7/4/14(2)	27,500	27,500
0.13%, 7/4/14(2)	41,500	41,500
0.26%, 7/4/14(2)	7,000	7,008
0.11%, 7/6/14(2)	15,000	14,998
0.18%, 7/6/14(2)	15,000	15,006
0.12%, 7/8/14(2)	11,500	11,500
0.12%, 7/9/14(2)	8,500	8,499
0.12%, 7/11/14(2)	29,000	28,997
0.18%, 7/13/14(2)	6,000	6,002
0.10%, 7/15/14(2)	42,000	41,997

0.10%, 7/16/14(2)	9,000	8,999
0.10%, 7/18/14(2)	12,000	11,998
0.13%, 7/18/14(2)	9,500	9,499
0.16%, 7/19/14(2)	16,000	16,007
0.10%, 7/20/14(2)	7,500	7,499
0.13%, 7/20/14(2)	5,000	5,001
0.18%, 7/20/14(2)	20,200	20,207
0.11%, 7/21/14(2)	38,000	37,994
0.18%, 7/22/14(2)	4,000	4,003
0.29%, 7/23/14(2)	5,000	5,006
0.12%, 7/25/14(2)	8,500	8,499
0.16%, 7/27/14(2)	14,500	14,502
0.14%, 7/28/14(2)	29,500	29,504
0.13%, 7/30/14(2)	17,000	16,999

		776,146

Federal Home Loan Bank - 59.7%
FHLB Bonds,
0.10%, 7/30/14	21,000	21,000
0.18%, 8/1/14	11,000	11,000
0.10%, 8/4/14	74,000	73,999
0.18%, 8/5/14	15,500	15,500
0.17%, 8/22/14	6,000	6,000
0.10%, 8/25/14	20,000	20,000
0.17%, 8/26/14	8,000	8,000
0.17%, 9/12/14	8,000	7,999
0.16%, 9/30/14	15,000	14,999
0.13%, 10/2/14	7,000	7,000
0.09%, 1/13/15	16,400	16,399
0.09%, 2/2/15	10,000	9,998
0.09%, 2/19/15	4,000	3,999
0.11%, 4/2/15	10,000	9,998
0.22%, 7/17/15	16,000	16,000
FHLB Discount Notes,
0.17%, 7/1/14	4,000	4,000
0.07%, 7/2/14	25,000	25,000
0.05%, 7/7/14	9,600	9,600

NORTHERN FUNDS QUARTERLY REPORT    1    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 82.5%(1) continued
Federal Home Loan Bank - 59.7% continued
0.13%, 7/7/14	$36,000	$35,999
0.13%, 7/15/14	4,000	4,000
0.06%, 7/16/14	66,000	65,998
0.15%, 7/21/14	1,500	1,500
0.06%, 7/23/14	69,000	68,997
0.07%, 7/25/14	28,875	28,874
0.15%, 7/25/14	12,000	11,999
0.06%, 8/1/14	230,000	229,988
0.16%, 8/1/14	4,000	4,000
0.06%, 8/6/14	136,000	135,991
0.07%, 8/6/14	140,000	139,991
0.06%, 8/13/14	25,000	24,998
0.06%, 8/15/14	50,000	49,996
0.06%, 8/19/14	40,000	39,997
0.06%, 8/20/14	80,000	79,993
0.14%, 8/21/14	7,000	6,999
0.06%, 8/22/14	25,000	24,998
0.06%, 8/27/14	105,000	104,990
0.07%, 8/29/14	45,000	44,995
0.07%, 9/3/14	80,000	79,990
0.08%, 9/3/14	40,000	39,995
0.07%, 9/5/14	80,000	79,989
0.08%, 9/10/14	78,000	77,988
0.10%, 9/17/14	62,000	61,987
0.16%, 10/24/14	7,000	6,996
0.16%, 10/27/14	7,000	6,996
0.16%, 10/29/14	9,000	8,995
FHLB FRN,
0.25%, 7/1/14(2)	13,200	13,200
0.10%, 7/2/14(2)	25,000	25,000
0.12%, 7/10/14(2)	52,000	51,991
0.14%, 7/11/14(2)	22,000	21,997
0.11%, 7/13/14(2)	17,000	17,000
0.10%, 7/14/14(2)	16,000	16,000
0.07%, 7/16/14	6,000	6,000
0.11%, 7/16/14(2)	3,000	3,000
0.11%, 7/19/14(2)	17,500	17,499
0.10%, 7/20/14(2)	20,000	19,996
0.12%, 7/21/14(2)	21,000	20,997
0.15%, 7/23/14(2)	7,000	7,000
0.11%, 7/24/14(2)	20,500	20,500
0.10%, 7/28/14(2)	17,000	17,000
0.13%, 8/23/14(2)	29,000	29,000

		2,033,910

Total U.S. Government Agencies (Cost $2,810,056)		2,810,056

U.S. GOVERNMENT OBLIGATIONS - 5 .1%
U.S. Treasury Bills - 4.2%
0.11%, 8/14/14	34,000	33,995
0.08%, 9/4/14	44,000	43,994
0.09%, 9/4/14	21,000	20,997
0.08%, 9/18/14	25,000	24,996
0.06%, 1/2/15	21,000	20,993

		144,975

U.S. Treasury Floating Rate Notes - 0.9%
0.07%, 7/1/14(2)	25,510	25,500
0.09%, 7/1/14(2)	4,000	4,000

		29,500

Total U.S. Government Obligations (Cost $174,475)		174,475

Investments, at Amortized Cost ($2,984,531)		2,984,531

REPURCHASE AGREEMENTS - 13.8%
Repurchase Agreements - 13.8%(3)
Bank of America N.A., dated 6/30/14, repurchase price $350,001
0.10%, 7/1/14	350,000	350,000
Citigroup Global Markets, Inc., dated 6/30/14, repurchase price $100,000
0.10%, 7/1/14	100,000	100,000
Credit Suisse Securities, dated 6/30/14, repurchase price $18,196
0.07%, 7/1/14	18,196	18,196

		468,196

Total Repurchase Agreements (Cost $468,196)		468,196

Total Investments - 101.4% (Cost $3,452,727)(4)		3,452,727

Liabilities less Other Assets - (1.4)%		(47,043)

NET ASSETS - 100.0%		$3,405,684

MONEY MARKET FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$39,396	4.00%	10/1/40
FNMA	$77,232	3.00% - 4.00%	9/1/40 - 8/1/42
GNMA	$288,937	3.50% - 4.50%	1/20/41 - 12/15/54
U.S. Treasury Bonds	$2,056	0.97%	8/15/17
U.S. Treasury Notes	$73,899	0.88%	12/31/16

Total	$481,520

(4)	The cost for federal income tax purposes was $3,452,727.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of June 30, 2014:

	LEVEL 1	LEVEL 2		LEVEL 3	TOTAL
	(000S)	(000S)		(000S)	(000S)
Investments held by U.S. Government Select Money Market Fund	$—	$3,452,727	(1)	$—	$3,452,727

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

NORTHERN FUNDS QUARTERLY REPORT    3    MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.0%
Commercial Mortgage-Backed Securities - 9.5%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	$560	$603
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	1,372	1,490
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.90%, 6/11/40	1,005	1,120
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	785	879
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.90%, 12/10/49	1,005	1,110
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	822	883
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4,
5.55%, 5/12/45	521	560
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	788	860
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	555	578
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3,
5.35%, 11/15/38	1,275	1,389
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.32%, 4/15/41	895	1,018
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16,Class A2,
2.85%, 6/15/47	340	350
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	1,339	1,443
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	480	535
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.83%, 6/11/42	910	1,015
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.45%, 1/11/43	450	517
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	1,029	1,115

		15,465

Credit Card - 0.5%
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2,
1.02%, 2/22/19	825	824

Total Asset-Backed Securities (Cost $16,330)		16,289

CORPORATE BONDS - 33.1%
Automotive - 1.3%
BorgWarner, Inc.,
4.63%, 9/15/20	240	262
Daimler Finance North America LLC,
1.45%, 8/1/16(1) (2)	200	202
Delphi Corp.,
6.13%, 5/15/21	260	290
Ford Motor Co.,
7.45%, 7/16/31	95	127
Ford Motor Credit Co. LLC,
4.25%, 2/3/17	400	429
Hyundai Capital America,
1.63%, 10/2/15(2)	185	187
4.00%, 6/8/17(1) (2)	290	310
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	120	123
2.35%, 3/4/19(1) (2)	240	242

		2,172

Banking - 3.8%
Bank of America Corp.,
3.88%, 3/22/17	135	144
6.00%, 9/1/17	170	192
2.60%, 1/15/19	465	470
2.65%, 4/1/19	500	507
4.13%, 1/22/24	520	536

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.1% continued
Banking - 3.8% continued
7.75%, 5/14/38	$290	$398
5.00%, 1/21/44	410	435
Branch Banking & Trust Co.,
1.00%, 4/3/17	100	100
Capital One N.A.,
1.50%, 3/22/18	355	352
Citigroup, Inc.,
2.65%, 3/2/15	135	137
1.70%, 7/25/16	295	299
1.35%, 3/10/17	380	380
6.00%, 8/15/17	200	226
5.38%, 8/9/20	450	516
3.75%, 6/16/24	325	326
6.68%, 9/13/43	115	143
Discover Bank,
2.00%, 2/21/18	125	126
4.25%, 3/13/26	145	151
Fifth Third Bancorp,
2.30%, 3/1/19	100	100
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23	165	159
Wells Fargo & Co.,
7.98%, 3/15/18	135	153
2.15%, 1/15/19	300	303

		6,153

Biotechnology - 0.6%
Amgen, Inc.,
3.63%, 5/22/24	265	267
Celgene Corp.,
5.25%, 8/15/43	205	223
Genzyme Corp.,
3.63%, 6/15/15	110	114
Gilead Sciences, Inc.,
3.05%, 12/1/16	215	225
2.05%, 4/1/19	200	200

		1,029

Cable & Satellite - 1.0%
Comcast Corp.,
6.30%, 11/15/17	290	337
4.25%, 1/15/33	245	252
6.40%, 5/15/38	210	267
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2.40%, 3/15/17	100	103
5.20%, 3/15/20	260	293
5.15%, 3/15/42	360	378

		1,630

Chemicals - 0.7%
CF Industries, Inc.,
5.15%, 3/15/34	100	107
Eastman Chemical Co.,
2.40%, 6/1/17	385	396
4.65%, 10/15/44	295	292
Monsanto Co.,
2.75%, 4/15/16	200	207
4.40%, 7/15/44	195	195

		1,197

Commercial Finance - 1.2%
Air Lease Corp.,
5.63%, 4/1/17	185	203
3.88%, 4/1/21	185	189
Ares Capital Corp.,
4.88%, 11/30/18	280	298
General Electric Capital Corp.,
5.63%, 5/1/18	690	790
6.25%, 12/15/22	250	278
Prospect Capital Corp.,
5.00%, 7/15/19	275	283

		2,041

Communications Equipment - 0.1%
Apple, Inc.,
4.45%, 5/6/44	150	152
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	75	76

		228

Consumer Finance - 0.4%
American Express Credit Corp.,
2.80%, 9/19/16	350	364
Countrywide Financial Corp.,
6.25%, 5/15/16	205	224

		588

Consumer Products - 0.1%
Unilever Capital Corp.,
0.85%, 8/2/17	200	198

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.1% continued
Consumer Services - 0.5%
Ecolab, Inc.,
1.45%, 12/8/17	$425	$426
ERAC USA Finance LLC,
3.85%, 11/15/24(1) (2)	125	126
7.00%, 10/15/37(1) (2)	220	288

		840

Containers & Packaging - 0.3%
International Paper Co.,
3.65%, 6/15/24	250	251
4.80%, 6/15/44	180	181

		432

Electrical Equipment - 0.3%
General Electric Co.,
2.70%, 10/9/22	200	196
4.50%, 3/11/44	135	141
Roper Industries, Inc.,
6.25%, 9/1/19	125	147

		484

Entertainment - 0.4%
CBS Corp.,
1.95%, 7/1/17	475	483
4.30%, 2/15/21	100	108

		591

Exploration & Production - 0.8%
Continental Resources, Inc.,
5.00%, 9/15/22	290	315
EQT Corp.,
4.88%, 11/15/21	245	268
Kerr-McGee Corp.,
6.95%, 7/1/24	450	578
Plains Exploration & Production Co.,
6.75%, 2/1/22	75	85

		1,246

Financial Services - 4.5%
Blackstone Holdings Finance Co. LLC,
5.00%, 6/15/44(1) (2)	265	273
Carlyle Holdings II Finance LLC,
5.63%, 3/30/43(1) (2)	335	371
Charles Schwab (The) Corp.,
2.20%, 7/25/18	168	171
FMR LLC,
6.45%, 11/15/39(1) (2)	345	433
Goldman Sachs Group (The), Inc.,
5.63%, 1/15/17	345	380
2.90%, 7/19/18	225	232
2.63%, 1/31/19	330	334
5.75%, 1/24/22	355	411
4.00%, 3/3/24	460	468
6.45%, 5/1/36	405	473
6.75%, 10/1/37	205	247
4.80%, 7/8/44	130	130
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.88%, 2/1/22	170	178
JPMorgan Chase & Co.,
1.80%, 1/25/18	465	467
7.90%, 4/30/18	135	151
6.30%, 4/23/19	340	402
5.00%, 7/1/19	265	264
5.15%, 5/1/23	115	110
KKR Group Finance Co. III LLC,
5.13%, 6/1/44(1) (2)	125	127
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1) (2)	180	212
Morgan Stanley,
4.75%, 3/22/17	130	142
2.50%, 1/24/19	850	859
3.88%, 4/29/24	160	162
5.00%, 11/24/25	270	288

		7,285

Food & Beverage - 0.4%
Anheuser-Busch InBev Finance, Inc.,
2.15%, 2/1/19	200	201
ConAgra Foods, Inc.,
2.10%, 3/15/18	235	236
Diageo Investment Corp.,
2.88%, 5/11/22	100	100
Mead Johnson Nutrition Co.,
4.60%, 6/1/44	120	121
SABMiller Holdings, Inc.,
1.85%, 1/15/15(2)	25	25

		683

Hardware - 0.3%
NetApp, Inc.,
2.00%, 12/15/17	315	319

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.1% continued
Hardware - 0.3% continued
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	$160	$161

		480

Health Care Facilities/Services - 0.9%
Cardinal Health, Inc.,
1.90%, 6/15/17	200	203
1.70%, 3/15/18	233	232
Express Scripts Holding Co.,
3.13%, 5/15/16	260	271
McKesson Corp.,
0.95%, 12/4/15	75	75
5.70%, 3/1/17	100	112
3.80%, 3/15/24	340	348
4.88%, 3/15/44	240	252

		1,493

Leisure Products - 0.5%
Hasbro, Inc.,
5.10%, 5/15/44	560	578
Mattel, Inc.,
2.35%, 5/6/19	200	201

		779

Life Insurance - 1.9%
Aflac, Inc.,
2.65%, 2/15/17	290	301
Lincoln National Corp.,
6.05%, 4/20/67	255	258
MetLife, Inc.,
6.40%, 12/15/36	290	324
4.88%, 11/13/43	220	238
Metropolitan Life Global Funding I,
1.30%, 4/10/17(1) (2)	180	181
Principal Financial Group, Inc.,
1.85%, 11/15/17	190	191
Protective Life Corp.,
8.45%, 10/15/39	520	757
Prudential Financial, Inc.,
3.00%, 5/12/16	175	182
5.63%, 6/15/43	205	219
4.60%, 5/15/44	155	156
Reinsurance Group of America, Inc.,
4.70%, 9/15/23	290	311

		3,118

Machinery - 0.3%
Caterpillar Financial Services Corp.,
5.45%, 4/15/18	130	148
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	225	268

		416

Managed Care - 0.3%
Cigna Corp.,
2.75%, 11/15/16	200	208
Humana, Inc.,
4.63%, 12/1/42	130	129
WellPoint, Inc.,
1.88%, 1/15/18	100	100

		437

Media Non-Cable - 1.4%
21st Century Fox America, Inc.,
7.25%, 5/18/18	215	259
3.00%, 9/15/22	200	197
6.90%, 8/15/39	345	451
Time Warner, Inc.,
2.10%, 6/1/19	385	383
4.05%, 12/15/23	395	410
6.10%, 7/15/40	270	317
Viacom, Inc.,
4.38%, 3/15/43	260	241

		2,258

Medical Equipment/Devices - 0.7%
Agilent Technologies, Inc.,
6.50%, 11/1/17	295	337
Baxter International, Inc.,
5.38%, 6/1/18	330	375
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	105	109
4.15%, 2/1/24	360	376

		1,197

Metals & Mining - 0.4%
Commercial Metals Co.,
7.35%, 8/15/18	130	149
Freeport-McMoRan Copper & Gold, Inc.,
5.45%, 3/15/43	205	213
Glencore Funding LLC,
3.13%, 4/29/19(1) (2)	215	219

		581

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.1% continued
Oil & Gas Services - 0.6%
Diamond Offshore Drilling, Inc.,
4.88%, 11/1/43	$210	$212
National Oilwell Varco, Inc.,
1.35%, 12/1/17	125	125
Rowan Cos., Inc.,
4.88%, 6/1/22	261	280
5.40%, 12/1/42	365	364

		981

Pipeline - 0.9%
Energy Transfer Partners L.P.,
3.60%, 2/1/23	210	208
6.50%, 2/1/42	265	317
Enterprise Products Operating LLC,
6.30%, 9/15/17	225	260
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	330	377
Williams Partners L.P.,
3.80%, 2/15/15	170	173
4.90%, 1/15/45	190	189

		1,524

Property & Casualty - 0.7%
American International Group, Inc.,
2.38%, 8/24/15	90	92
3.38%, 8/15/20	425	442
8.18%, 5/15/58	250	344
Liberty Mutual Group, Inc.,
5.00%, 6/1/21(1) (2)	220	242

		1,120

Railroad - 0.1%
CSX Corp.,
4.75%, 5/30/42	195	204

Real Estate - 1.3%
ARC Properties Operating Partnership L.P./Clark Acquisition LLC,
4.60%, 2/6/24(1) (2)	110	113
EPR Properties,
5.75%, 8/15/22	20	22
5.25%, 7/15/23	230	239
ERP Operating L.P.,
5.25%, 9/15/14	140	141
4.50%, 7/1/44	205	206
HCP, Inc.,
3.75%, 2/1/19	70	75
Kimco Realty Corp.,
5.70%, 5/1/17	115	128
Omega Healthcare Investors, Inc.,
4.95%, 4/1/24(1) (2)	705	720
Simon Property Group L.P.,
2.15%, 9/15/17	200	206
Ventas Realty L.P.,
5.70%, 9/30/43	180	210

		2,060

Refining & Marketing - 0.2%
Phillips 66,
2.95%, 5/1/17	245	257

Restaurants - 0.3%
McDonald’s Corp.,
5.80%, 10/15/17	130	148
3.25%, 6/10/24	300	301

		449

Retail Discretionary - 0.2%
Home Depot (The), Inc.,
2.25%, 9/10/18	370	379

Retail Staples - 0.7%
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	325	341
8.50%, 6/15/19	115	144
CVS Caremark Corp.,
5.75%, 6/1/17	300	338
4.00%, 12/5/23	100	105
5.75%, 5/15/41	225	270

		1,198

Software & Services - 1.1%
Autodesk, Inc.,
1.95%, 12/15/17	310	313
CA, Inc.,
2.88%, 8/15/18	70	72
Oracle Corp.,
1.20%, 10/15/17	190	190
2.25%, 10/8/19	225	225
4.30%, 7/8/34	315	316
Symantec Corp.,
2.75%, 9/15/15	70	72
2.75%, 6/15/17	130	133
4.20%, 9/15/20	352	365

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.1% continued
Software & Services - 1.1% continued
Xerox Corp.,
4.25%, 2/15/15	$70	$72
2.95%, 3/15/17	70	73

		1,831

Tobacco - 0.6%
Altria Group, Inc.,
5.38%, 1/31/44	350	383
Lorillard Tobacco Co.,
8.13%, 6/23/19	430	536

		919

Transportation & Logistics - 0.2%
JB Hunt Transport Services, Inc.,
2.40%, 3/15/19	255	256

Travel & Lodging - 0.1%
Wyndham Worldwide Corp.,
2.50%, 3/1/18	200	203

Utilities - 1.8%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	190	222
CMS Energy Corp.,
6.55%, 7/17/17	186	213
8.75%, 6/15/19	180	232
Exelon Corp.,
5.63%, 6/15/35	170	191
Exelon Generation Co. LLC,
6.20%, 10/1/17	100	114
4.00%, 10/1/20	425	448
ITC Holdings Corp.,
3.65%, 6/15/24	210	209
Jersey Central Power & Light Co.,
4.70%, 4/1/24(1) (2)	230	246
NextEra Energy Capital Holdings, Inc.,
1.34%, 9/1/15	205	207
2.40%, 9/15/19	330	332
PPL Capital Funding, Inc.,
3.50%, 12/1/22	195	198
Progress Energy, Inc.,
7.75%, 3/1/31	280	396

		3,008

Wireless Telecom Services - 1.2%
SBA Tower Trust,
2.93%, 12/15/17(1) (2)	195	199
Verizon Communications, Inc.,
1.35%, 6/9/17	130	130
3.65%, 9/14/18	460	492
3.50%, 11/1/21	435	448
6.40%, 9/15/33	315	386
6.55%, 9/15/43	215	270

		1,925

Total Corporate Bonds (Cost $52,403)		53,870

FOREIGN ISSUER BONDS - 6.4%
Banking - 2.7%
Australia & New Zealand Banking Group Ltd.,
4.50%, 3/19/24(1) (2)	460	472
Bank of Nova Scotia,
1.38%, 12/18/17	100	100
Commonwealth Bank of Australia,
1.13%, 3/13/17	100	100
Credit Suisse,
5.40%, 1/14/20	345	388
Deutsche Bank A.G.,
2.50%, 2/13/19	445	454
3.70%, 5/30/24	215	215
HSBC Holdings PLC,
4.25%, 3/14/24	530	545
5.25%, 3/14/44	235	252
Lloyds Bank PLC,
2.30%, 11/27/18	300	304
6.50%, 9/14/20(1) (2)	215	252
Mizuho Bank Ltd.,
2.45%, 4/16/19(1) (2)	200	202
Mizuho Financial Group Cayman 3 Ltd.,
4.60%, 3/27/24(1) (2)	160	169
Royal Bank of Canada,
1.20%, 9/19/17	300	299
Royal Bank of Scotland Group PLC,
1.88%, 3/31/17	200	202
Sumitomo Mitsui Financial Group, Inc.,
4.44%, 4/2/24(1) (2)	200	209
Westpac Banking Corp.,
2.25%, 7/30/18	200	204

		4,367

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.4% continued
Chemicals - 0.3%
Agrium, Inc.,
4.90%, 6/1/43	$105	$107
Braskem Finance Ltd.,
6.45%, 2/3/24	130	139
LYB International Finance B.V.,
4.88%, 3/15/44	120	125
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/1/17	80	85

		456

Exploration & Production - 0.8%
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	300	336
Petro-Canada,
6.05%, 5/15/18	345	399
Sinopec Group Overseas Development 2014 Ltd.,
1.75%, 4/10/17(1) (2)	215	215
Talisman Energy, Inc.,
5.50%, 5/15/42	345	374

		1,324

Financial Services - 0.2%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	165	166
Standard Chartered PLC,
5.70%, 3/26/44(1) (2)	160	168

		334

Food & Beverage - 0.2%
Heineken N.V.,
1.40%, 10/1/17(1) (2)	75	75
Pernod Ricard S.A.,
2.95%, 1/15/17(1) (2)	70	73
4.45%, 1/15/22(1) (2)	110	117
SABMiller PLC,
6.50%, 7/1/16(1) (2)	105	116

		381

Hardware - 0.2%
Seagate HDD Cayman,
4.75%, 1/1/25(1) (2)	295	293

Integrated Oils - 0.5%
BP Capital Markets PLC,
1.38%, 11/6/17	215	215
Petrobras Global Finance B.V.,
4.88%, 3/17/20	175	180
Petrobras International Finance Co.,
3.50%, 2/6/17	85	87
5.38%, 1/27/21	95	99
Petroleos Mexicanos,
5.50%, 1/21/21	205	230

		811

Machinery - 0.2%
Pentair Finance S.A.,
1.88%, 9/15/17	195	197
Tyco Electronics Group S.A.,
6.55%, 10/1/17	100	116

		313

Media Non-Cable - 0.3%
Baidu, Inc.,
3.25%, 8/6/18	425	439

Medical Equipment/Devices - 0.1%
Covidien International Finance S.A.,
1.35%, 5/29/15	110	111

Pharmaceuticals - 0.1%
Actavis Funding SCS,
3.85%, 6/15/24(1) (2)	135	136

Pipeline - 0.0%
TransCanada PipeLines Ltd.,
0.75%, 1/15/16	100	100

Property & Casualty - 0.6%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	255	287
5.50%, 11/15/20	190	215
XL Group PLC,
6.50%, 4/15/17	450	444

		946

Railroad - 0.1%
Canadian National Railway Co.,
1.45%, 12/15/16	100	101

Utilities - 0.1%
PPL WEM Holdings PLC,
3.90%, 5/1/16(1) (2)	225	236

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.4% continued
Wireless Telecom Services - 0.0%
Vodafone Group PLC,
2.95%, 2/19/23	$100	$97

Total Foreign Issuer Bonds (Cost $10,128)		10,445

U.S. GOVERNMENT AGENCIES - 19.9%(3)
Fannie Mae - 17.7%
Pool #535714,
7.50%, 1/1/31	13	15
Pool #555599,
7.00%, 4/1/33	32	35
Pool #656035,
7.50%, 9/1/32	7	8
Pool #712130,
7.00%, 6/1/33	17	20
Pool #890009,
5.50%, 9/1/36	177	199
Pool #890384,
4.50%, 10/1/41	29	31
Pool #893082,
2.59%, 9/1/36	217	233
Pool #932638,
5.00%, 3/1/40	453	508
Pool #AA7583,
4.50%, 6/1/39	25	27
Pool #AB1470,
4.50%, 9/1/40	516	560
Pool #AB2693,
4.50%, 4/1/41	618	672
Pool #AB3114,
5.00%, 6/1/41	376	420
Pool #AB9522,
3.50%, 5/1/43	1,861	1,919
Pool #AC6118,
4.50%, 11/1/39	490	531
Pool #AC9581,
5.50%, 1/1/40	252	283
Pool #AD0915,
5.50%, 12/1/38	298	337
Pool #AD6929,
5.00%, 6/1/40	340	379
Pool #AH1166,
4.50%, 12/1/40	814	883
Pool #AH1507,
4.50%, 12/1/40	352	384
Pool #AH9109,
4.50%, 4/1/41	33	36
Pool #AL4908,
4.00%, 2/1/44	566	603
Pool #AW2706,
4.00%, 4/1/44	3,691	3,923
Pool TBA,
3.00%, 7/14/44(4)	4,975	4,915
3.50%, 7/14/44(4)	5,575	5,739
4.00%, 7/14/44(4)	1,450	1,539
4.50%, 7/14/44(4)	2,175	2,355
5.00%, 7/14/44(4)	2,125	2,360

		28,914

Freddie Mac - 0.4%
Pool #1B3575,
6.20%, 9/1/37	49	51
Pool #1G2296,
6.21%, 11/1/37	237	255
Pool #1J0365,
2.42%, 4/1/37	171	182
Pool #1J2840,
2.52%, 9/1/37	210	225

		713

Freddie Mac Gold - 1.2%
Pool #A65182,
6.50%, 9/1/37	539	607
Pool #C02790,
6.50%, 4/1/37	341	384
Pool #C02838,
5.50%, 5/1/37	292	328
Pool #C03517,
4.50%, 9/1/40	285	309
Pool #G01954,
5.00%, 11/1/35	232	257

		1,885

Government National Mortgage Association - 0.4%
Series 2012-2, Class A,
1.86%, 6/16/31	314	318
Series 2013-45, Class A,
1.45%, 10/16/40	291	287

		605

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 19.9%(3) continued
Government National Mortgage Association I - 0.0%
Pool #604183,
5.50%, 4/15/33	$10	$11
Pool #633627,
5.50%, 9/15/34	12	14

		25

Government National Mortgage Association II - 0.2%
Pool #82581,
4.00%, 7/20/40	259	274

Total U.S. Government Agencies (Cost $31,662)		32,416

U.S. GOVERNMENT OBLIGATIONS - 18.2%
U.S. Treasury Bonds - 3.0%
5.38%, 2/15/31	1,520	1,996
4.50%, 2/15/36	875	1,063
3.63%, 2/15/44	995	1,050
3.38%, 5/15/44	840	845

		4,954

U.S. Treasury Notes - 13.3%
1.25%, 10/31/15	7,070	7,169
0.50%, 6/30/16	1,620	1,621
0.88%, 6/15/17	3,250	3,251
1.63%, 6/30/19	3,400	3,400
2.13%, 6/30/21	2,325	2,325
2.50%, 5/15/24	3,839	3,834

		21,600

U.S. Treasury Strips - 1.9%
2.52%, 5/15/25(5)	2,165	1,595
2.49%, 8/15/31(5)	2,770	1,573

		3,168

Total U.S. Government Obligations (Cost $29,596)		29,722

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 19.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(6) (7)	31,840,845	$31,841

Total Investment Companies (Cost $31,841)		31,841

SHORT-TERM INVESTMENTS - 0.6%
U.S. Treasury Bill,
0.12%, 4/2/15(8)	1,000	999

Total Short-Term Investments (Cost $999)		999

Total Investments - 107.8% (Cost $172,959)		175,582

Liabilities less Other Assets - (7.8)%		(12,671)

NET ASSETS - 100.0%		$162,911

(1)	Restricted security that has been deemed illiquid. At June 30, 2014, the value of these restricted illiquid securities amounted to approximately $7,687,000 or 4.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Actavis Funding SCS,
3.85%, 6/15/24	6/10/14	$134

ARC Properties Operating Partnership L.P./Clark Acquisition LLC,
4.60%, 2/6/24	2/4/14	110

Australia & New Zealand Banking Group Ltd.,
4.50%, 3/19/24	3/12/14-4/22/14	460

Blackstone Holdings Finance Co. LLC,
5.00%, 6/15/44	4/2/14	261

Carlyle Holdings II Finance LLC,
5.63%, 3/30/43	3/5/14	349

Daimler Finance North America LLC,
1.45%, 8/1/16	4/3/14	202

ERAC USA Finance LLC,
3.85%, 11/15/24	5/19/14	125

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07	218

FMR LLC,
6.45%, 11/15/39	1/6/10	328

Glencore Funding LLC,
3.13%, 4/29/19	4/22/14	214

Heineken N.V.,
1.40%, 10/1/17	10/2/12	75

Hyundai Capital America,
4.00%, 6/8/17	12/1/11-6/5/14	304

Jersey Central Power & Light Co.,
4.70%, 4/1/24	8/14/13-6/5/14	236

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
KKR Group Finance Co. III LLC,
5.13%, 6/1/44	5/21/14	$123

KKR Group Finance Co. LLC,
6.38%, 9/29/20	4/15/13	216

Liberty Mutual Group, Inc.,
5.00%, 6/1/21	4/12/13-4/3/14	242

Lloyds Bank PLC,
6.50%, 9/14/20	9/7/10	214

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	180

Metropolitan Life Global Funding I,
1.30%, 4/10/17	4/7/14	180

Mizuho Bank Ltd.,
2.45%, 4/16/19	4/9/14	200

Mizuho Financial Group Cayman 3 Ltd.,
4.60%, 3/27/24	3/20/14	160

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	119

Nissan Motor Acceptance Corp.,
2.35%, 3/4/19	2/25/14	240

Omega Healthcare Investors, Inc.,
4.95%, 4/1/24	3/6/14-6/5/14	698

Pernod Ricard S.A.,
2.95%, 1/15/17	4/12/13	74

Pernod Ricard S.A.,
4.45%, 1/15/22	10/20/11	110

PPL WEM Holdings PLC,
3.90%, 5/1/16	4/18/11	225

SABMiller PLC,
6.50%, 7/1/16	10/28/10	126

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12	159

SBA Tower Trust,
2.93%, 12/15/17	6/12/14	201

Seagate HDD Cayman,
4.75%, 1/1/25	6/11/14	293

Sinopec Group Overseas Development 2014 Ltd.,
1.75%, 4/10/17	4/2/14	215

Standard Chartered PLC,
5.70%, 3/26/44	3/21/14	160

Sumitomo Mitsui Financial Group, Inc.,
4.44%, 4/2/24	3/26/14	200

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Zero coupon bond reflects effective yield on the date of purchase.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(7)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $977,000 with net purchases of approximately $30,864,000 during the three months ended June 30, 2014.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
2-Year U.S. Treasury Note	5	$1,098	Long	9/14	$(1)
10-Year U.S. Treasury Note	36	4,506	Long	9/14	5

Total					$4

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	18.0%
U.S. Agency	18.0
AAA	8.0
AA	2.6
A	11.7
BBB	23.2
BB	0.4
Cash Equivalents	18.1

Total	100.0%

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$16,289	(1)	$—	$16,289
Corporate Bonds	—	53,870	(1)	—	53,870
Foreign Issuer Bonds	—	10,445	(1)	—	10,445
U.S. Government Agencies	—	32,416	(1)	—	32,416
U.S. Government Obligations	—	29,722	(1)	—	29,722
Investment Companies	31,841	—		—	31,841
Short-Term Investments	—	999		—	999

Total Investments	$31,841	$143,741		$—	$175,582

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$5	$—		$—	$5
Liabilities
Futures Contracts	(1)	—		—	(1)

Total Other Financial Instruments	$4	$—		$—	$4

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$173,028

Gross tax appreciation of investments	$2,757
Gross tax depreciation of investments	(203)

Net tax appreciation of investments	$2,554

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.8%
Commercial Mortgage-Backed Securities - 9.8%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	$8,692	$9,359
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	9,935	10,790
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.90%, 6/11/40	4,145	4,620
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	10,290	11,525
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.90%, 12/10/49	7,861	8,684
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	12,794	13,740
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4,
5.55%, 5/12/45	9,633	10,352
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4,
5.40%, 5/15/45	3	3
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	7,008	7,644
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2,
3.05%, 4/15/47	7,015	7,311
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.32%, 4/15/41	6,890	7,839
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2,
2.85%, 6/15/47	3,635	3,746
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	13,562	14,611
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	6,000	6,682
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.83%, 6/11/42	7,475	8,334
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.45%, 1/11/43	7,180	8,247
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	13,689	14,835

		148,322

Total Asset-Backed Securities (Cost $149,068)		148,322

CORPORATE BONDS - 4 4.7%
Aerospace & Defense - 0.3%
B/E Aerospace, Inc.,
5.25%, 4/1/22	4,000	4,355

Automotive - 1.3%
BorgWarner, Inc.,
4.63%, 9/15/20	3,350	3,654
Continental Rubber of America Corp.,
4.50%, 9/15/19(1) (2)	2,200	2,342
Daimler Finance North America LLC,
1.45%, 8/1/16(1) (2)	1,935	1,956
Dana Holding Corp.,
6.75%, 2/15/21	3,000	3,236
Ford Motor Co.,
7.45%, 7/16/31	2,005	2,681
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	1,515	1,591
General Motors Co.,
6.25%, 10/2/43(1) (2)	1,910	2,192
Hyundai Capital America,
4.00%, 6/8/17(1) (2)	1,910	2,042

		19,694

Banking - 3.3%
Bank of America Corp.,
3.88%, 3/22/17	2,460	2,624
6.00%, 9/1/17	3,255	3,677
2.65%, 4/1/19	1,315	1,333
5.20%, 6/1/23	1,715	1,642
4.13%, 1/22/24	2,045	2,108
5.00%, 1/21/44	2,250	2,387

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.7% continued
Banking - 3.3% continued
Citigroup, Inc.,
2.65%, 3/2/15	$2,520	$2,556
1.70%, 7/25/16	2,785	2,822
1.35%, 3/10/17	2,040	2,039
6.00%, 8/15/17	2,275	2,575
6.30%, 5/15/24	4,425	4,508
3.75%, 6/16/24	3,055	3,064
6.68%, 9/13/43	2,225	2,770
Discover Bank,
2.00%, 2/21/18	2,830	2,847
4.25%, 3/13/26	2,175	2,259
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	190	216
Merrill Lynch & Co., Inc.,
7.75%, 5/14/38	3,565	4,897
PNC Financial Services Group (The), Inc.,
4.85%, 6/1/23	3,225	3,100
Wells Fargo & Co.,
7.98%, 3/15/18	2,820	3,208

		50,632

Biotechnology - 0.3%
Amgen, Inc.,
3.63%, 5/22/24	2,020	2,038
Celgene Corp.,
5.25%, 8/15/43	2,130	2,315

		4,353

Cable & Satellite - 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	3,140	3,218
Comcast Corp.,
4.95%, 6/15/16	1,239	1,340
6.30%, 11/15/17	1,770	2,058
4.25%, 1/15/33	3,405	3,498
6.40%, 5/15/38	2,220	2,829
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2.40%, 3/15/17	1,940	1,998
5.20%, 3/15/20	3,085	3,475
5.15%, 3/15/42	3,590	3,770

		22,186

Chemicals - 1.3%
Ashland, Inc.,
3.00%, 3/15/16	1,130	1,153
CF Industries, Inc.,
6.88%, 5/1/18	4,435	5,214
5.15%, 3/15/34	1,520	1,619
Eastman Chemical Co.,
4.65%, 10/15/44	3,670	3,632
Huntsman International LLC,
4.88%, 11/15/20	3,960	4,099
Monsanto Co.,
4.40%, 7/15/44	1,830	1,834
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21(1) (2)	1,630	1,646

		19,197

Commercial Finance - 1.8%
Air Lease Corp.,
5.63%, 4/1/17	3,310	3,629
3.88%, 4/1/21	1,335	1,362
Ares Capital Corp.,
4.88%, 11/30/18	3,230	3,434
CIT Group, Inc.,
3.88%, 2/19/19	2,040	2,072
General Electric Capital Corp.,
5.63%, 5/1/18	5,290	6,061
6.25%, 12/15/22	3,000	3,337
International Lease Finance Corp.,
6.25%, 5/15/19	4,000	4,480
Prospect Capital Corp.,
5.00%, 7/15/19	1,820	1,874
5.88%, 3/15/23	1,720	1,776

		28,025

Communications Equipment - 0.3%
Apple, Inc.,
4.45%, 5/6/44	645	654
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	1,575	1,604
SBA Communications Corp.,
5.63%, 10/1/19	2,300	2,435

		4,693

Consumer Finance - 0.6%
Ally Financial, Inc.,
2.75%, 1/30/17	2,855	2,887
3.50%, 1/27/19	1,385	1,398

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.7% continued
Consumer Finance - 0.6% continued
American Express Credit Corp.,
2.80%, 9/19/16	$1,000	$1,041
Capital One Bank USA N.A.,
8.80%, 7/15/19	100	130
Countrywide Financial Corp.,
6.25%, 5/15/16	4,035	4,403

		9,859

Consumer Services - 1.7%
APX Group, Inc.,
6.38%, 12/1/19	2,750	2,853
ERAC USA Finance LLC,
3.85%, 11/15/24(1) (2)	1,515	1,526
7.00%, 10/15/37(1) (2)	4,605	6,034
Iron Mountain, Inc.,
6.00%, 8/15/23	3,015	3,260
Service Corp. International,
4.50%, 11/15/20	1,186	1,168
5.38%, 1/15/22	1,600	1,656
United Rentals North America, Inc.,
5.75%, 7/15/18	3,800	4,019
7.63%, 4/15/22	2,025	2,273
6.13%, 6/15/23	1,250	1,341
5.75%, 11/15/24	1,690	1,755

		25,885

Containers & Packaging - 1.5%
Ball Corp.,
5.75%, 5/15/21	1,035	1,101
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 1/15/23	4,750	4,627
Graphic Packaging International, Inc.,
4.75%, 4/15/21	4,015	4,095
International Paper Co.,
3.65%, 6/15/24	3,030	3,037
4.80%, 6/15/44	2,150	2,167
Plastipak Holdings, Inc.,
6.50%, 10/1/21(2)	2,950	3,112
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
5.75%, 10/15/20	2,250	2,374
8.25%, 2/15/21	2,035	2,213

		22,726

Electrical Equipment - 0.3%
General Electric Co.,
4.50%, 3/11/44	2,215	2,308
Roper Industries, Inc.,
6.25%, 9/1/19	2,250	2,637

		4,945

Entertainment - 0.1%
CBS Corp.,
1.95%, 7/1/17	1,560	1,586

Exploration & Production - 3.6%
Chesapeake Energy Corp.,
4.88%, 4/15/22	1,915	1,982
Continental Resources, Inc.,
5.00%, 9/15/22	3,875	4,214
Denbury Resources, Inc.,
6.38%, 8/15/21	1,840	1,973
5.50%, 5/1/22	1,950	1,994
EQT Corp.,
4.88%, 11/15/21	3,690	4,033
Kerr-McGee Corp.,
6.95%, 7/1/24	3,085	3,962
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19	6,340	6,641
Newfield Exploration Co.,
7.13%, 5/15/18	1,550	1,599
6.88%, 2/1/20	3,260	3,456
5.75%, 1/30/22	3,360	3,713
Plains Exploration & Production Co.,
6.13%, 6/15/19	2,475	2,735
6.75%, 2/1/22	3,335	3,789
QEP Resources, Inc.,
6.88%, 3/1/21	5,000	5,613
Range Resources Corp.,
5.75%, 6/1/21	3,615	3,904
Rosetta Resources, Inc.,
5.63%, 5/1/21	1,430	1,471
WPX Energy, Inc.,
6.00%, 1/15/22	3,250	3,469

		54,548

Financial Services - 4.7%
FMR LLC,
6.45%, 11/15/39(1) (2)	6,590	8,277

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.7% continued
Financial Services - 4.7% continued
Goldman Sachs Group (The), Inc.,
5.63%, 1/15/17	$2,945	$3,241
2.90%, 7/19/18	2,835	2,921
2.63%, 1/31/19	4,700	4,764
5.75%, 1/24/22	3,315	3,836
4.00%, 3/3/24	2,035	2,072
6.45%, 5/1/36	2,245	2,622
6.75%, 10/1/37	2,845	3,423
4.80%, 7/8/44	1,210	1,206
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
3.50%, 3/15/17	1,505	1,522
4.88%, 3/15/19	1,505	1,550
6.00%, 8/1/20	1,560	1,671
5.88%, 2/1/22	3,000	3,142
JPMorgan Chase & Co.,
7.90%, 4/30/18	2,830	3,162
6.30%, 4/23/19	2,625	3,104
5.00%, 7/1/19	3,185	3,173
5.15%, 5/1/23	1,440	1,381
KKR Group Finance Co. III LLC,
5.13%, 6/1/44(1) (2)	1,545	1,567
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1) (2)	3,655	4,304
Legg Mason, Inc.,
5.63%, 1/15/44	745	810
Morgan Stanley,
4.00%, 7/24/15	3,110	3,221
4.75%, 3/22/17	885	964
2.50%, 1/24/19	5,170	5,228
3.88%, 4/29/24	1,975	1,999
5.00%, 11/24/25	2,645	2,821

		71,981

Food & Beverage - 0.6%
Constellation Brands, Inc.,
6.00%, 5/1/22	3,665	4,114
Mead Johnson Nutrition Co.,
4.60%, 6/1/44	1,470	1,482
SABMiller Holdings, Inc.,
1.85%, 1/15/15(2)	950	956
Smithfield Foods, Inc.,
6.63%, 8/15/22	3,020	3,307

		9,859

Hardware - 0.4%
NetApp, Inc.,
2.00%, 12/15/17	2,675	2,715
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	3,265	3,280
Sanmina Corp.,
4.38%, 6/1/19(1) (2)	600	599

		6,594

Health Care Facilities/Services - 0.9%
Cardinal Health, Inc.,
1.90%, 6/15/17	60	61
1.70%, 3/15/18	1,140	1,136
Express Scripts Holding Co.,
3.13%, 5/15/16	2,005	2,089
Fresenius Medical Care US Finance II, Inc.,
5.88%, 1/31/22(2)	4,875	5,387
McKesson Corp.,
3.80%, 3/15/24	2,065	2,111
4.88%, 3/15/44	700	735
Medco Health Solutions, Inc.,
2.75%, 9/15/15	1,980	2,027

		13,546

Homebuilders - 0.3%
Lennar Corp.,
4.13%, 12/1/18	2,750	2,808
4.50%, 6/15/19	1,345	1,377

		4,185

Industrial Other - 0.2%
MasTec, Inc.,
4.88%, 3/15/23	3,270	3,221

Life Insurance - 2.2%
Aflac, Inc.,
2.65%, 2/15/17	1,810	1,881
Lincoln National Corp.,
6.05%, 4/20/67	4,705	4,758
MetLife, Inc.,
6.40%, 12/15/36	3,565	3,984
4.88%, 11/13/43	2,310	2,498
Metropolitan Life Global Funding I,
1.30%, 4/10/17(1) (2)	775	777
Principal Financial Group, Inc.,
1.85%, 11/15/17	1,300	1,306
Protective Life Corp.,
7.38%, 10/15/19	85	105

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.7% continued
Life Insurance - 2.2% continued
8.45%, 10/15/39	$7,990	$11,634
Prudential Financial, Inc.,
5.63%, 6/15/43	3,915	4,188
4.60%, 5/15/44	1,930	1,946

		33,077

Managed Care - 0.2%
Cigna Corp.,
2.75%, 11/15/16	315	327
Humana, Inc.,
4.63%, 12/1/42	590	585
WellPoint, Inc.,
1.88%, 1/15/18	1,985	1,999

		2,911

Manufactured Goods - 0.1%
Gates Global LLC/Gates Global Co.,
6.00%, 7/15/22(2)	1,000	1,000

Media Non-Cable - 1.7%
21st Century Fox America, Inc.,
7.25%, 5/18/18	2,365	2,843
6.90%, 8/15/39	4,684	6,127
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21(2)	2,675	2,769
Starz LLC/Starz Finance Corp.,
5.00%, 9/15/19	3,110	3,238
Time Warner, Inc.,
2.10%, 6/1/19	1,070	1,065
6.10%, 7/15/40	2,415	2,835
Univision Communications, Inc.,
6.88%, 5/15/19(1) (2)	3,500	3,736
Viacom, Inc.,
4.38%, 3/15/43	2,895	2,687

		25,300

Medical Equipment/Devices - 0.8%
Agilent Technologies, Inc.,
6.50%, 11/1/17	3,405	3,893
Baxter International, Inc.,
5.38%, 6/1/18	2,860	3,246
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	2,905	3,018
4.15%, 2/1/24	2,175	2,274

		12,431

Metals & Mining - 0.5%
Commercial Metals Co.,
7.35%, 8/15/18	2,745	3,143
Freeport-McMoRan Copper & Gold, Inc.,
5.45%, 3/15/43	2,400	2,490
Steel Dynamics, Inc.,
6.13%, 8/15/19	1,780	1,936

		7,569

Oil & Gas Services - 0.8%
Atwood Oceanics, Inc.,
6.50%, 2/1/20	1,665	1,775
Diamond Offshore Drilling, Inc.,
4.88%, 11/1/43	2,570	2,594
Pioneer Energy Services Corp.,
6.13%, 3/15/22(1) (2)	1,440	1,492
Rowan Cos., Inc.,
4.88%, 6/1/22	3,560	3,814
5.40%, 12/1/42	3,000	2,991

		12,666

Pharmaceuticals - 0.1%
Mylan, Inc.,
1.80%, 6/24/16	1,125	1,141

Pipeline - 2.4%
Access Midstream Partners L.P./ACMP Finance Corp.,
6.13%, 7/15/22	4,000	4,420
Energy Transfer Equity L.P.,
5.88%, 1/15/24	2,595	2,712
Energy Transfer Partners L.P.,
5.20%, 2/1/22	70	77
3.60%, 2/1/23	2,080	2,061
6.50%, 2/1/42	3,720	4,443
Exterran Partners L.P./EXLP Finance Corp.,
6.00%, 4/1/21	3,810	3,848
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	3,950	4,507
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2)	3,465	3,786
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	5,150	5,614
5.88%, 3/1/22	500	543
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20(1) (2)	2,200	2,321

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.7% continued
Pipeline - 2.4% continued
Williams Partners L.P.,
4.90%, 1/15/45	$1,785	$1,779

		36,111

Property & Casualty - 0.8%
American International Group, Inc.,
2.38%, 8/24/15	1,560	1,588
3.38%, 8/15/20	3,475	3,611
8.18%, 5/15/58	3,350	4,615
Liberty Mutual Group, Inc.,
5.00%, 6/1/21(1) (2)	2,390	2,629

		12,443

Railroad - 0.2%
CSX Corp.,
4.75%, 5/30/42	2,465	2,583

Real Estate - 1.4%
ARC Properties Operating Partnership L.P./Clark Acquisition LLC,
4.60%, 2/6/24(1) (2)	2,380	2,441
DuPont Fabros Technology L.P.,
5.88%, 9/15/21	2,325	2,430
EPR Properties,
5.75%, 8/15/22	3,905	4,243
5.25%, 7/15/23	2,655	2,762
ERP Operating L.P.,
4.50%, 7/1/44	1,905	1,911
HCP, Inc.,
3.75%, 2/1/19	1,225	1,305
Host Hotels & Resorts L.P.,
5.88%, 6/15/19	475	510
Kimco Realty Corp.,
5.70%, 5/1/17	2,280	2,545
MPT Operating Partnership L.P./MPT Finance Corp.,
5.50%, 5/1/24	1,705	1,752
Ventas Realty L.P.,
5.70%, 9/30/43	1,495	1,745

		21,644

Refining & Marketing - 0.4%
Buckeye Partners L.P.,
2.65%, 11/15/18	2,345	2,384
Tesoro Corp.,
4.25%, 10/1/17	750	784
Western Refining, Inc.,
6.25%, 4/1/21	3,250	3,396

		6,564

Retail Discretionary - 0.6%
Hertz (The) Corp.,
7.50%, 10/15/18	5,450	5,709
5.88%, 10/15/20	2,635	2,753

		8,462

Retail Staples - 0.6%
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	3,071	3,224
8.50%, 6/15/19	1,975	2,482
CVS Caremark Corp.,
5.75%, 5/15/41	2,330	2,794

		8,500

Software & Services - 0.9%
CA, Inc.,
2.88%, 8/15/18	1,325	1,356
Oracle Corp.,
1.20%, 10/15/17	2,140	2,137
2.25%, 10/8/19	1,000	1,000
4.30%, 7/8/34	2,950	2,961
Symantec Corp.,
2.75%, 6/15/17	2,505	2,572
4.20%, 9/15/20	1,930	2,003
Xerox Corp.,
2.95%, 3/15/17	1,830	1,910

		13,939

Tobacco - 0.7%
Altria Group, Inc.,
5.38%, 1/31/44	3,875	4,244
Lorillard Tobacco Co.,
8.13%, 6/23/19	5,000	6,234

		10,478

Utilities - 2.6%
AES Corp.,
5.50%, 3/15/24	1,850	1,892
CenterPoint Energy, Inc.,
6.50%, 5/1/18	2,380	2,784
CMS Energy Corp.,
6.55%, 7/17/17	1,900	2,171

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 44.7% continued
Utilities - 2.6% continued
5.05%, 2/15/18	$4,175	$4,617
8.75%, 6/15/19	3,200	4,125
Exelon Corp.,
5.63%, 6/15/35	3,525	3,967
Exelon Generation Co. LLC,
6.20%, 10/1/17	2,345	2,672
4.00%, 10/1/20	2,110	2,224
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	3,675	3,923
ITC Holdings Corp.,
3.65%, 6/15/24	1,335	1,330
Jersey Central Power & Light Co.,
4.70%, 4/1/24(1) (2)	2,445	2,615
PPL Capital Funding, Inc.,
3.50%, 12/1/22	1,855	1,885
Progress Energy, Inc.,
7.75%, 3/1/31	3,730	5,272

		39,477

Waste & Environment Service Equipment & Facilities - 0.4%
Clean Harbors, Inc.,
5.25%, 8/1/20	1,770	1,826
5.13%, 6/1/21	3,850	3,934

		5,760

Wireless Telecom Services - 1.5%
SBA Tower Trust,
2.93%, 12/15/17(1) (2)	1,865	1,901
Sprint Corp.,
7.13%, 6/15/24(1) (2)	3,810	4,038
Verizon Communications, Inc.,
3.65%, 9/14/18	2,125	2,273
3.50%, 11/1/21	6,345	6,537
6.40%, 9/15/33	5,805	7,111
6.55%, 9/15/43	495	623

		22,483

Wireline Telecom Services - 0.8%
Frontier Communications Corp.,
8.25%, 4/15/17	3,695	4,291
tw telecom holdings, Inc.,
6.38%, 9/1/23	3,640	4,140
Windstream Corp.,
6.38%, 8/1/23	4,075	4,131

		12,562

Total Corporate Bonds (Cost $643,478)		679,171

FOREIGN ISSUER BONDS - 9.2%
Aerospace & Defense - 0.3%
Bombardier, Inc.,
4.75%, 4/15/19(1) (2)	1,540	1,567
6.00%, 10/15/22(1) (2)	2,800	2,870

		4,437

Banking - 2.3%
Australia & New Zealand Banking Group Ltd.,
4.50%, 3/19/24(1) (2)	3,925	4,029
Credit Suisse,
5.40%, 1/14/20	3,135	3,523
Deutsche Bank A.G.,
3.70%, 5/30/24	2,620	2,621
HSBC Holdings PLC,
4.25%, 3/14/24	2,015	2,074
5.25%, 3/14/44	3,700	3,962
Lloyds Bank PLC,
2.30%, 11/27/18	2,580	2,619
6.50%, 9/14/20(1) (2)	4,240	4,977
Mizuho Bank Ltd.,
2.45%, 4/16/19(1) (2)	1,640	1,656
Mizuho Financial Group Cayman 3 Ltd.,
4.60%, 3/27/24(1) (2)	2,255	2,377
Royal Bank of Scotland Group PLC,
1.88%, 3/31/17	500	504
6.00%, 12/19/23	3,400	3,676
Sumitomo Mitsui Financial Group, Inc.,
4.44%, 4/2/24(1) (2)	2,865	2,994

		35,012

Chemicals - 0.8%
Agrium, Inc.,
4.90%, 6/1/43	2,225	2,274
Braskem Finance Ltd.,
6.45%, 2/3/24	2,255	2,410
Ineos Finance PLC,
7.50%, 5/1/20(2)	2,170	2,362

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.2% continued
Chemicals - 0.8% continued
INEOS Group Holdings S.A.,
6.13%, 8/15/18(1) (2)	$1,075	$1,113
5.88%, 2/15/19(2)	1,625	1,666
LYB International Finance B.V.,
4.88%, 3/15/44	2,240	2,335

		12,160

Commercial Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19(1) (2)	1,440	1,451

Exploration & Production - 0.4%
Petro-Canada,
6.05%, 5/15/18	960	1,111
Sinopec Group Overseas Development 2014 Ltd.,
1.75%, 4/10/17(1) (2)	2,525	2,526
Talisman Energy, Inc.,
5.50%, 5/15/42	2,550	2,765

		6,402

Financial Services - 0.4%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	3,570	3,589
Standard Chartered PLC,
5.70%, 3/26/44(1) (2)	2,075	2,175

		5,764

Food & Beverage - 0.7%
ESAL GmbH,
6.25%, 2/5/23(2)	1,800	1,764
Heineken N.V.,
1.40%, 10/1/17(1) (2)	1,590	1,589
JBS Investments GmbH,
7.25%, 4/3/24(1) (2)	1,650	1,708
Pernod Ricard S.A.,
4.45%, 1/15/22(1) (2)	2,890	3,081
SABMiller PLC,
6.50%, 7/1/16(1) (2)	2,125	2,349

		10,491

Hardware - 0.2%
Seagate HDD Cayman,
4.75%, 1/1/25(1) (2)	2,760	2,739

Health Care Facilities/Services - 0.1%
Catamaran Corp.,
4.75%, 3/15/21	1,705	1,722

Integrated Oils - 0.7%
Petrobras Global Finance B.V.,
4.88%, 3/17/20	3,750	3,852
Petrobras International Finance Co.,
3.50%, 2/6/17	1,555	1,596
5.38%, 1/27/21	2,035	2,121
Petroleos Mexicanos,
5.50%, 1/21/21	2,910	3,266

		10,835

Machinery - 0.3%
Pentair Finance S.A.,
1.88%, 9/15/17	2,075	2,098
Tyco Electronics Group S.A.,
6.55%, 10/1/17	2,560	2,962

		5,060

Manufactured Goods - 0.3%
Schaeffler Finance B.V.,
4.25%, 5/15/21(1) (2)	2,600	2,600
Schaeffler Holding Finance B.V.,
6.88%, 8/15/18(2) (3)	1,700	1,791

		4,391

Media Non-Cable - 0.2%
Baidu, Inc.,
3.25%, 8/6/18	2,145	2,216

Metals & Mining - 0.2%
FMG Resources August 2006 Pty. Ltd.,
6.88%, 4/1/22(1) (2)	3,000	3,218

Pharmaceuticals - 0.1%
Actavis Funding SCS,
3.85%, 6/15/24(1) (2)	1,325	1,339

Property & Casualty - 1.1%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	6,700	7,531
5.50%, 11/15/20	2,070	2,339
XL Group PLC,
6.50%, 4/15/17	7,600	7,505

		17,375

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.2% continued
Utilities - 0.2%
PPL WEM Holdings Ltd.,
3.90%, 5/1/16(1) (2)	$3,475	$3,639

Wireless Telecom Services - 0.6%
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	7,720	8,318

Wireline Telecom Services - 0.2%
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(1) (2)	3,375	3,544

Total Foreign Issuer Bonds (Cost $134,129)		140,113

U.S. GOVERNMENT AGENCIES - 19.8%(4)
Fannie Mae - 17.5%
Pool #255498,
5.50%, 12/1/34	446	502
Pool #256883,
6.00%, 9/1/37	50	56
Pool #535714,
7.50%, 1/1/31	47	53
Pool #545003,
8.00%, 5/1/31	2	3
Pool #545437,
7.00%, 2/1/32	102	118
Pool #545556,
7.00%, 4/1/32	63	72
Pool #555189,
7.00%, 12/1/32	448	524
Pool #581806,
7.00%, 7/1/31	169	188
Pool #585617,
7.00%, 5/1/31	—	—
Pool #745148,
5.00%, 1/1/36	295	328
Pool #888538,
5.50%, 1/1/37	734	824
Pool #890009,
5.50%, 9/1/36	2,856	3,213
Pool #890384,
4.50%, 10/1/41	623	682
Pool #893082,
2.59%, 9/1/36	2,400	2,584
Pool #919638,
5.50%, 9/1/37	1,634	1,828
Pool #929035,
6.50%, 1/1/38	1,066	1,202
Pool #932638,
5.00%, 3/1/40	8,554	9,608
Pool #955782,
6.50%, 10/1/37	223	251
Pool #990702,
6.50%, 9/1/38	1,952	2,201
Pool #AA7583,
4.50%, 6/1/39	3,581	3,914
Pool #AB1470,
4.50%, 9/1/40	3,820	4,139
Pool #AB2693,
4.50%, 4/1/41	8,321	9,041
Pool #AB3114,
5.00%, 6/1/41	4,854	5,424
Pool #AB9522,
3.50%, 5/1/43	28,852	29,746
Pool #AC6767,
4.50%, 1/1/40	2,732	2,986
Pool #AC9581,
5.50%, 1/1/40	6,334	7,130
Pool #AD0915,
5.50%, 12/1/38	282	318
Pool #AD1645,
5.00%, 3/1/40	8,696	9,704
Pool #AD6929,
5.00%, 6/1/40	4,239	4,724
Pool #AH1166,
4.50%, 12/1/40	9,286	10,075
Pool #AH1507,
4.50%, 12/1/40	9,221	10,082
Pool #AH9109,
4.50%, 4/1/41	602	659
Pool #AI4294,
4.50%, 6/1/41	3,192	3,459
Pool #AW2706,
4.00%, 4/1/44	52,907	56,228
Pool TBA,
3.00%, 7/14/44(5)	46,400	45,838
3.50%, 7/14/44(5)	24,600	25,323
4.50%, 7/14/44(5)	6,800	7,364
5.00%, 7/14/44(5)	4,675	5,191

		265,582

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 19.8%(4) continued
Freddie Mac - 0.5%
Pool #1B3575,
6.20%, 9/1/37	$591	$611
Pool #1G2296,
6.21%, 11/1/37	2,328	2,502
Pool #1J0365,
2.42%, 4/1/37	1,724	1,841
Pool #1J2840,
2.52%, 9/1/37	1,552	1,663
Pool #848076,
5.48%, 6/1/38	1,018	1,093
Series 3730, Class PL,
4.50%, 1/15/33	61	62

		7,772

Freddie Mac Gold - 1.2%
Pool #A65182,
6.50%, 9/1/37	3,765	4,242
Pool #A92650,
5.50%, 6/1/40	383	435
Pool #C00910,
7.50%, 1/1/30	366	416
Pool #C02790,
6.50%, 4/1/37	2,360	2,659
Pool #C02838,
5.50%, 5/1/37	3,232	3,631
Pool #C03517,
4.50%, 9/1/40	4,077	4,417
Pool #G01954,
5.00%, 11/1/35	1,992	2,210

		18,010

Government National Mortgage Association - 0.3%
Series 2012-2, Class A,
1.86%, 6/16/31	5,478	5,541

Government National Mortgage Association II - 0.3%
Pool #82581,
4.00%, 7/20/40	4,198	4,434

Total U.S. Government Agencies (Cost $292,409)		301,339

U.S. GOVERNMENT OBLIGATIONS - 7.4%
U.S. Treasury Bonds - 2.4%
5.38%, 2/15/31	10,330	13,563
4.50%, 2/15/36	9,250	11,235
3.63%, 2/15/44	3,785	3,994
3.38%, 5/15/44	7,020	7,067

		35,859

U.S. Treasury Notes - 2.8%
1.25%, 10/31/15	8,980	9,106
0.88%, 6/15/17	26,705	26,716
2.50%, 5/15/24	7,124	7,114

		42,936

U.S. Treasury Strips - 2.2%
2.51%, 5/15/25(6)	28,495	20,986
2.49%, 8/15/31(6)	21,620	12,277

		33,263

Total U.S. Government Obligations (Cost $110,768)		112,058

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 8.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(7) (8)	134,544,927	$134,545

Total Investment Companies (Cost $134,545)		134,545

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 2.3%
U.S. Treasury Bill,
0.11%, 3/5/15	$20,720	$20,704
0.12%, 4/2/15(9)	13,600	13,588

Total Short-Term Investments (Cost $34,292)		34,292

Total Investments - 102.0% (Cost $1,498,689)		1,549,840

Liabilities less Other Assets - (2.0)%		(30,808)

NET ASSETS - 100.0%		$1,519,032

(1)	Restricted security that has been deemed illiquid. At June 30, 2014, the value of these restricted illiquid securities amounted to approximately $118,631,000 or 7.8% of net assets. Additional information on each restricted illiquid security is as follows:

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Actavis Funding SCS,
3.85%, 6/15/24	6/10/14	$1,320

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19	5/8/14	1,440

ARC Properties Operating Partnership L.P./Clark Acquisition LLC,
4.60%, 2/6/24	2/4/14	2,376

Australia & New Zealand Banking Group Ltd.,
4.50%, 3/19/24	3/12/14	3,920

Bombardier, Inc.,
4.75%, 4/15/19	3/31/14	1,540

Bombardier, Inc.,
6.00%, 10/15/22	3/31/14	2,800

Continental Rubber of America Corp.,
4.50%, 9/15/19	9/18/13	2,244

Daimler Finance North America LLC,
1.45%, 8/1/16	7/24/13	1,933

ERAC USA Finance LLC,
3.85%, 11/15/24	5/19/14	1,512

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07-9/29/11	4,726

FMG Resources August 2006 Pty. Ltd.,
6.88%, 4/1/22	1/15/14-1/16/14	3,296

FMR LLC,
6.45%, 11/15/39	1/6/10-11/16/11	6,337

General Motors Co.,
6.25%, 10/2/43	9/24/13	1,910

Heineken N.V.,
1.40%, 10/1/17	10/2/12	1,585

Hyundai Capital America,
4.00%, 6/8/17	12/1/11	1,902

INEOS Group Holdings S.A.,
6.13%, 8/15/18	5/2/13	1,075

JBS Investments GmbH,
7.25%, 4/3/24	3/31/14	1,650

Jersey Central Power & Light Co.,
4.70%, 4/1/24	8/14/13	2,432

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	4/14/11-9/29/11	3,544

KKR Group Finance Co. III LLC,
5.13%, 6/1/44	5/21/14	1,524

KKR Group Finance Co. LLC,
6.38%, 9/29/20	4/15/13	4,386

Liberty Mutual Group, Inc.,
5.00%, 6/1/21	4/12/13	2,645

Lloyds Bank PLC,
6.50%, 9/14/20	9/7/10	4,215

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	3,871

Metropolitan Life Global Funding I,
1.30%, 4/10/17	4/7/14	774

Mizuho Bank Ltd.,
2.45%, 4/16/19	4/9/14	1,637

Mizuho Financial Group Cayman 3 Ltd.,
4.60%, 3/27/24	3/20/14	2,249

Pernod Ricard S.A.,
4.45%, 1/15/22	10/20/11-11/17/11	2,887

Pioneer Energy Services Corp.,
6.13%, 3/15/22	3/4/14	1,440

PPL WEM Holdings Ltd.,
3.90%, 5/1/16	4/18/11	3,471

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21	4/9/13	1,630

SABMiller PLC,
6.50%, 7/1/16	10/28/10-9/29/11	2,518

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12	3,253

Sanmina Corp.,
4.38%, 6/1/19	5/20/14	600

SBA Tower Trust,
2.93%, 12/15/17	6/12/14	1,919

Schaeffler Finance B.V.,
4.25%, 5/15/21	5/8/14	2,581

Seagate HDD Cayman,
4.75%, 1/1/25	6/11/14	2,744

Sinopec Group Overseas Development 2014 Ltd.,
1.75%, 4/10/17	4/2/14	2,519

Sprint Corp.,
7.13%, 6/15/24	12/9/13	3,810

Standard Chartered PLC,
5.70%, 3/26/44	3/21/14	2,071

Sumitomo Mitsui Financial Group, Inc.,
4.44%, 4/2/24	3/26/14	2,865

Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	12/11/13	2,250

Univision Communications, Inc.,
6.88%, 5/15/19	3/14/13-12/13/13	3,783

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Virgin Media Secured Finance PLC,
5.38%, 4/15/21	2/7/13	$3,375

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Security is payment in-kind bond.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	When-Issued Security.
(6)	Zero coupon bond reflects effective yield on the date of purchase.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(8)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,854,000 with net purchases of approximately $127,691,000 during the three months ended June 30, 2014.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
2-Year U.S. Treasury Note	89	$19,544	Long	9/14	$(13)
5-Year U.S. Treasury Note	213	25,445	Long	9/14	(30)
10-Year U.S. Treasury Note	(98)	12,267	Short	9/14	(94)
U.S. Treasury Long-Term Bond	(89)	12,210	Short	9/14	19

Total					$(118)

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	10.1%
U.S. Agency	18.8
AAA	7.5
AA	2.7
A	9.0
BBB	25.6
BB	11.8
B	5.6
CCC	0.2
Cash Equivalents	8.7

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$148,322	(1)	$—	$148,322
Corporate Bonds	—	679,171	(1)	—	679,171
Foreign Issuer Bonds	—	140,113	(1)	—	140,113
U.S. Government Agencies	—	301,339	(1)	—	301,339
U.S. Government Obligations	—	112,058	(1)	—	112,058
Investment Companies	134,545	—		—	134,545
Short-Term Investments	—	34,292		—	34,292

Total Investments	$134,545	$1,415,295		$—	$1,549,840

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$19	$—		$—	$19
Liabilities
Futures Contracts	(137)	—		—	(137)

Total Other Financial Instruments	$(118)	$—		$—	$(118)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$154,885

Gross tax appreciation of investments	$53,769
Gross tax depreciation of investments	(3,151)

Net tax appreciation of investments	$50,618

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5%
Aerospace & Defense - 1.0%
AAR Corp.,
7.25%, 1/15/22	$26,216	$28,707
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19(1) (2)	30,825	32,058

		60,765

Airlines - 0.2%
Allegiant Travel Co.,
5.50%, 7/15/19	8,975	9,121

Auto - 1.5%
Gates Global LLC/Gates Global Co.,
6.00%, 7/15/22(2)	30,525	30,525
Meritor, Inc.,
6.25%, 2/15/24	32,000	33,520
Titan International, Inc.,
6.88%, 10/1/20	23,800	24,157

		88,202

Automotive - 1.7%
Affinia Group, Inc.,
7.75%, 5/1/21	32,158	33,846
American Axle & Manufacturing, Inc.,
6.63%, 10/15/22	26,599	29,126
Chassix Holdings, Inc.,
10.00%, 12/15/18(2) (3)	14,375	14,483
Chassix, Inc.,
9.25%, 8/1/18(2)	18,309	19,911

		97,366

Banking - 0.6%
Citigroup, Inc.,
5.35%, 4/29/49	18,975	18,204
6.30%, 12/29/49	18,050	18,389

		36,593

Cable & Satellite - 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.63%, 1/31/22	25,576	27,494
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(2)	26,175	27,811
Mediacom Broadband LLC/Mediacom Broadband Corp.,
6.38%, 4/1/23	22,143	23,361
Mediacom LLC/Mediacom Capital Corp.,
7.25%, 2/15/22	14,294	15,580
Wave Holdco LLC/Wave Holdco Corp.,
8.25%, 7/15/19(1) (2) (3)	8,525	8,749

		102,995

Casinos & Gaming - 1.9%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope,
8.00%, 10/1/20(2)	21,650	22,624
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.,
9.38%, 5/1/22(1) (2)	23,400	23,751
Isle of Capri Casinos, Inc.,
8.88%, 6/15/20	13,095	14,044
Penn National Gaming, Inc.,
5.88%, 11/1/21(2)	13,840	13,079
Station Casinos LLC,
7.50%, 3/1/21	32,960	36,009

		109,507

Commercial Finance - 1.2%
Fifth Street Finance Corp.,
4.88%, 3/1/19	17,775	18,538
Oxford Finance LLC/Oxford Finance Co.-Issuer, Inc.,
7.25%, 1/15/18(2)	18,744	19,681
Prospect Capital Corp.,
5.88%, 3/15/23	32,575	33,644

		71,863

Communications Equipment - 0.6%
CPI International, Inc.,
8.75%, 2/15/18	31,100	32,577

Consumer Finance - 2.2%
Cash America International, Inc.,
5.75%, 5/15/18	30,550	31,467
CNG Holdings, Inc.,
9.38%, 5/15/20(2)	5,675	4,717
Navient Corp.,
5.63%, 8/1/33	34,050	29,411
Speedy Cash Intermediate Holdings Corp.,
10.75%, 5/15/18(2)	20,755	21,066
Speedy Group Holdings Corp.,
12.00%, 11/15/17(2)	13,346	13,480

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued
Consumer Finance - 2.2% continued
Walter Investment Management Corp.,
7.88%, 12/15/21(2)	$25,675	$26,830

		126,971

Consumer Products - 0.9%
First Quality Finance Co., Inc.,
4.63%, 5/15/21(2)	13,065	12,346
Revlon Consumer Products Corp.,
5.75%, 2/15/21	29,880	30,702
Sun Products (The) Corp.,
7.75%, 3/15/21(2)	13,470	11,719

		54,767

Consumer Services - 3.2%
APX Group, Inc.,
8.75%, 12/1/20	33,389	33,890
Iron Mountain, Inc.,
6.00%, 8/15/23	28,205	30,497
Monitronics International, Inc.,
9.13%, 4/1/20	30,128	32,162
Rent-A-Center, Inc.,
6.63%, 11/15/20	24,655	25,672
Service Corp. International,
5.38%, 1/15/22	31,321	32,417
United Rentals North America, Inc.,
6.13%, 6/15/23	11,950	12,816
5.75%, 11/15/24	19,235	19,980

		187,434

Containers & Packaging - 1.8%
Exopack Holdings S.A.,
7.88%, 11/1/19(2)	29,975	32,073
Plastipak Holdings, Inc.,
6.50%, 10/1/21(2)	34,195	36,076
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
8.25%, 2/15/21	32,785	35,654

		103,803

Electrical Equipment - 0.9%
Artesyn Escrow, Inc.,
9.75%, 10/15/20(2)	21,300	20,927
GrafTech International Ltd.,
6.38%, 11/15/20	27,825	28,660

		49,587

Entertainment Resources - 0.9%
AMC Entertainment, Inc.,
5.88%, 2/15/22	22,375	23,270
Regal Entertainment Group,
5.75%, 3/15/22	28,886	29,969

		53,239

Exploration & Production - 4.5%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.,
8.63%, 10/15/20	20,490	22,539
Clayton Williams Energy, Inc.,
7.75%, 4/1/19	26,674	28,274
Denbury Resources, Inc.,
5.50%, 5/1/22	22,850	23,364
Halcon Resources Corp.,
8.88%, 5/15/21	30,025	32,277
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.00%, 12/1/24(1) (2) (4)	23,475	23,475
Rosetta Resources, Inc.,
5.88%, 6/1/24	26,500	27,560
SandRidge Energy, Inc.,
7.50%, 3/15/21	29,182	31,626
Swift Energy Co.,
7.88%, 3/1/22	28,820	30,117
WPX Energy, Inc.,
6.00%, 1/15/22	39,209	41,856

		261,088

Financial Services - 1.2%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.00%, 8/1/20	14,425	15,453
5.88%, 2/1/22	11,250	11,784
Nationstar Mortgage LLC/Nationstar Capital Corp.,
9.63%, 5/1/19	37,078	41,342

		68,579

Food & Beverage - 1.6%
Chiquita Brands International, Inc./Chiquita Brands LLC,
7.88%, 2/1/21	29,974	32,634
Cott Beverages, Inc.,
5.38%, 7/1/22(2)	31,525	31,604
Land O’ Lakes, Inc.,
6.00%, 11/15/22(2)	28,700	30,924

		95,162

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued
Forest & Paper Products - 1.5%
Neenah Paper, Inc.,
5.25%, 5/15/21(2)	$31,406	$31,877
P.H. Glatfelter Co.,
5.38%, 10/15/20	30,429	31,646
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.75%, 1/15/19	20,625	21,708

		85,231

Gaming - 0.4%
Mohegan Tribal Gaming Authority,
9.75%, 9/1/21	19,050	21,146

Hardware - 0.6%
Freescale Semiconductor, Inc.,
6.00%, 1/15/22(2)	22,400	23,856
Sanmina Corp.,
4.38%, 6/1/19(1) (2)	11,750	11,735

		35,591

Health Care Facilities/Services - 0.5%
Envision Healthcare Corp.,
5.13%, 7/1/22(1) (2)	21,800	21,991
Tenet Healthcare Corp.,
6.88%, 11/15/31	7,516	7,271

		29,262

Home & Office Products - 0.5%
American Greetings Corp.,
7.38%, 12/1/21	17,985	19,086
Century Intermediate Holding Co. 2,
9.75%, 2/15/19(2) (3)	11,375	12,129

		31,215

Homebuilders - 2.1%
AV Homes, Inc.,
8.50%, 7/1/19(1) (2)	18,050	18,276
Beazer Homes USA, Inc.,
7.50%, 9/15/21	15,225	16,138
Meritage Homes Corp.,
7.15%, 4/15/20	30,399	33,895
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(2)	30,095	30,546
Weyerhaeuser Real Estate Co.,
4.38%, 6/15/19	9,025	9,048
5.88%, 6/15/24(1) (2)	10,850	11,162

		119,065

Industrial Other - 1.0%
MasTec, Inc.,
4.88%, 3/15/23	30,375	29,920
Park-Ohio Industries, Inc.,
8.13%, 4/1/21	25,720	28,356

		58,276

Life Insurance - 1.6%
American Equity Investment Life Holding Co.,
6.63%, 7/15/21	29,425	31,996
Fidelity & Guaranty Life Holdings, Inc.,
6.38%, 4/1/21(2)	30,447	32,654
Genworth Holdings, Inc.,
6.15%, 11/15/66	29,603	28,160

		92,810

Machinery - 0.8%
BlueLine Rental Finance Corp.,
7.00%, 2/1/19(2)	13,125	14,011
Jurassic Holdings III, Inc.,
6.88%, 2/15/21(2)	16,325	16,652
Vander Intermediate Holding II Corp.,
9.75%, 2/1/19(2) (3)	13,325	14,191

		44,854

Media Non-Cable - 6.6%
Alliance Data Systems Corp.,
6.38%, 4/1/20(2)	26,251	27,957
Gray Television, Inc.,
7.50%, 10/1/20	30,010	32,336
Harland Clarke Holdings Corp.,
6.88%, 3/1/20(2)	22,065	23,389
Harron Communications L.P./Harron Finance Corp.,
9.13%, 4/1/20(2)	26,610	29,670
Lamar Media Corp.,
5.38%, 1/15/24(2)	28,302	29,293
Lee Enterprises, Inc.,
9.50%, 3/15/22(2)	31,400	33,520
McClatchy (The) Co.,
9.00%, 12/15/22	40,475	46,192

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued
Media Non-Cable - 6.6% continued
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21(2)	$29,700	$30,740
National CineMedia LLC,
7.88%, 7/15/21	28,155	30,548
Sinclair Television Group, Inc.,
6.38%, 11/1/21	30,075	31,992
Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19	23,800	24,692
Townsquare Radio LLC/Townsquare Radio, Inc.,
9.00%, 4/1/19(2)	32,235	35,700
VeriSign, Inc.,
4.63%, 5/1/23	6,670	6,589

		382,618

Medical Equipment/Devices - 0.5%
Crimson Merger Sub, Inc.,
6.63%, 5/15/22(2)	28,875	28,658

Metals & Mining - 0.9%
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
9.00%, 10/15/17	29,942	32,038
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp.,
7.38%, 2/1/20(2)	15,660	16,717
7.38%, 2/1/20(1) (2)	5,535	5,909

		54,664

Oil & Gas Services - 1.2%
Dresser-Rand Group, Inc.,
6.50%, 5/1/21	31,335	33,528
Parker Drilling Co.,
7.50%, 8/1/20	31,350	33,858

		67,386

Pharmaceuticals - 1.0%
Endo Finance LLC,
5.75%, 1/15/22(2)	28,900	29,478
JPR Royalty Sub LLC,
14.00%, 9/1/20(1) (2)	8,000	5,280
Par Pharmaceutical Cos., Inc.,
7.38%, 10/15/20	22,415	24,096

		58,854

Pipeline - 3.6%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp.,
6.63%, 10/1/20	29,950	31,822
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.00%, 12/15/20	28,392	29,812
Energy Transfer Equity L.P.,
7.50%, 10/15/20	29,415	33,974
Exterran Partners L.P./EXLP Finance Corp.,
6.00%, 10/1/22(2)	17,775	18,042
Genesis Energy L.P.,
5.63%, 6/15/24	9,000	9,180
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
7.25%, 2/15/21	31,635	33,533
Rose Rock Midstream L.P./Rose Rock Finance Corp.,
5.63%, 7/15/22(1) (2)	9,000	9,112
Sabine Pass Liquefaction LLC,
6.25%, 3/15/22(2)	33,715	36,665
Southern Star Central Corp.,
5.13%, 7/15/22(1) (2)	4,500	4,534

		206,674

Property & Casualty - 1.2%
A-S Co.-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
7.88%, 12/15/20(2)	28,900	30,526
Hockey Merger Sub 2, Inc.,
7.88%, 10/1/21(2)	34,305	36,749

		67,275

Railroad - 0.6%
Florida East Coast Holdings Corp.,
6.75%, 5/1/19(1) (2)	13,425	14,180
9.75%, 5/1/20(1) (2)	20,485	21,637

		35,817

Real Estate - 3.5%
Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp.,
6.00%, 10/15/21	14,625	15,502
DuPont Fabros Technology L.P.,
5.88%, 9/15/21	29,510	30,838
EPR Properties,
7.75%, 7/15/20	24,550	29,255

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued
Real Estate - 3.5% continued
Felcor Lodging L.P.,
5.63%, 3/1/23	$29,800	$30,694
Forestar USA Real Estate Group, Inc.,
8.50%, 6/1/22(1) (2)	28,015	28,996
Howard Hughes (The) Corp.,
6.88%, 10/1/21	33,625	35,979
MPT Operating Partnership L.P./MPT Finance Corp.,
5.50%, 5/1/24	16,125	16,568
Senior Housing Properties Trust,
6.75%, 12/15/21	14,218	16,611

		204,443

Refining & Marketing - 0.5%
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 2/15/20	26,556	28,946

Restaurants - 1.2%
Landry’s Holdings II, Inc.,
10.25%, 1/1/18(2)	14,177	15,028
Landry’s, Inc.,
9.38%, 5/1/20(2)	18,560	20,416
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc.,
10.50%, 1/15/20	30,410	34,287

		69,731

Retail Discretionary - 3.7%
Group 1 Automotive, Inc.,
5.00%, 6/1/22(1) (2)	16,675	16,675
Jo-Ann Stores Holdings, Inc.,
9.75%, 10/15/19(2) (3)	33,370	34,121
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.,
7.50%, 8/1/18(2) (3)	30,650	31,301
Michaels Stores, Inc.,
5.88%, 12/15/20(1) (2)	13,500	13,804
Neiman Marcus Group Ltd. LLC,
8.00%, 10/15/21(2)	26,275	28,311
PC Nextco Holdings LLC/PC Nextco Finance, Inc.,
8.75%, 8/15/19(2) (3)	32,152	32,835
Penske Automotive Group, Inc.,
5.75%, 10/1/22	29,935	31,507
Sonic Automotive, Inc.,
7.00%, 7/15/22	25,108	27,556

		216,110

Retail Staples - 2.2%
99 Cents Only Stores,
11.00%, 12/15/19	25,177	27,883
CST Brands, Inc.,
5.00%, 5/1/23	33,028	33,028
Murphy Oil USA, Inc.,
6.00%, 8/15/23	32,850	34,575
Pantry (The), Inc.,
8.38%, 8/1/20	28,845	31,153

		126,639

Software & Services - 1.8%
Epicor Software Corp.,
8.63%, 5/1/19	19,491	20,977
First Data Corp.,
8.25%, 1/15/21(1) (2)	12,852	14,073
Infor Software Parent LLC /Infor Software Parent, Inc.,
7.13%, 5/1/21(1) (2) (3)	16,025	16,385
Sophia Holding Finance L.P./Sophia Holding Finance, Inc.,
9.63%, 12/1/18(2) (3)	26,416	27,473
SunGard Data Systems, Inc.,
6.63%, 11/1/19	27,010	28,428

		107,336

Supermarkets - 1.7%
BI-LO LLC/BI-LO Finance Corp.,
8.63%, 9/15/18(2) (3)	30,445	30,902
Ingles Markets, Inc.,
5.75%, 6/15/23	33,737	34,243
Tops Holding II Corp.,
8.75%, 6/15/18	32,310	33,683

		98,828

Tobacco - 0.4%
Alliance One International, Inc.,
9.88%, 7/15/21	21,750	22,185

Trucking & Leasing - 0.4%
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.,
6.88%, 2/15/19(2)	23,988	25,307

Utilities - 1.1%
AES Corp.,
7.38%, 7/1/21	23,071	26,993
5.50%, 3/15/24	6,950	7,107

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 76.5% continued
Utilities - 1.1% continued
NRG Energy, Inc.,
6.25%, 7/15/22(2)	$30,250	$32,216

		66,316

Waste & Environment Service Equipment & Facilities - 2.1%
ADS Waste Holdings, Inc.,
8.25%, 10/1/20	30,250	32,594
Casella Waste Systems, Inc.,
7.75%, 2/15/19	26,530	27,724
Clean Harbors, Inc.,
5.13%, 6/1/21	26,275	26,850
Covanta Holding Corp.,
6.38%, 10/1/22	26,218	28,447
5.88%, 3/1/24	3,975	4,109

		119,724

Wireless Telecom Services - 1.2%
Hughes Satellite Systems Corp.,
7.63%, 6/15/21	24,602	28,169
Sprint Corp.,
7.88%, 9/15/23(2)	36,875	41,024

		69,193

Wireline Telecom Services - 4.4%
EarthLink Holdings Corp.,
8.88%, 5/15/19	22,900	22,900
7.38%, 6/1/20	8,115	8,653
Frontier Communications Corp.,
9.00%, 8/15/31	32,625	35,153
GCI, Inc.,
8.63%, 11/15/19	18,831	19,890
Level 3 Financing, Inc.,
6.13%, 1/15/21(2)	21,165	22,673
Qwest Capital Funding, Inc.,
7.75%, 2/15/31	33,685	34,864
tw telecom holdings, Inc.,
6.38%, 9/1/23	35,752	40,668
West Corp.,
5.38%, 7/15/22(2) (4)	31,550	31,235
Windstream Corp.,
7.75%, 10/1/21	24,750	27,039
7.50%, 4/1/23	14,100	15,263

		258,338

Total Corporate Bonds (Cost $4,269,802)		4,442,111

FOREIGN ISSUER BONDS - 19.1%
Aerospace & Defense - 0.6%
Bombardier, Inc.,
7.45%, 5/1/34(2)	36,486	36,851

Airlines - 0.6%
Air Canada,
8.75%, 4/1/20(1) (2)	15,450	17,304
7.75%, 4/15/21(1) (2)	15,290	16,246

		33,550

Banking - 1.5%
Credit Agricole S.A.,
7.88%, 1/29/49(2)	31,075	33,950
Credit Suisse Group A.G.,
7.50%, 12/11/49(2)	21,600	23,909
6.25%, 12/29/49(1) (2)	6,300	6,339
Royal Bank of Scotland Group PLC,
7.64%, 3/29/49	24,070	25,725

		89,923

Cable & Satellite - 1.5%
Altice S.A.,
7.75%, 5/15/22(1) (2)	18,025	19,242
Numericable Group S.A.,
6.00%, 5/15/22(1) (2)	19,800	20,592
6.25%, 5/15/24(1) (2)	9,925	10,359
VTR Finance B.V.,
6.88%, 1/15/24(2)	34,000	36,507

		86,700

Casinos & Gaming - 1.0%
MCE Finance Ltd.,
5.00%, 2/15/21(2)	30,855	31,163
Wynn Macau Ltd.,
5.25%, 10/15/21(2)	29,375	30,183

		61,346

Chemicals - 1.1%
Braskem Finance Ltd.,
6.45%, 2/3/24	27,025	28,883

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 19.1% continued
Chemicals - 1.1% continued
INEOS Group Holdings S.A.,
5.88%, 2/15/19(2)	$32,184	$32,988

		61,871

Commercial Finance - 1.6%
Aircastle Ltd.,
5.13%, 3/15/21	35,250	36,484
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16(2)	24,506	25,241
Fly Leasing Ltd.,
6.75%, 12/15/20	28,875	30,752

		92,477

Exploration & Production - 0.9%
EnQuest PLC,
7.00%, 4/15/22(2)	26,200	27,052
Lightstream Resources Ltd.,
8.63%, 2/1/20(2)	23,825	25,016

		52,068

Food & Beverage - 1.1%
JBS Investments GmbH,
7.75%, 10/28/20(1) (2)	17,825	19,073
7.25%, 4/3/24(1) (2)	12,575	13,015
Marfrig Holding Europe B.V.,
6.88%, 6/24/19(2)	29,500	29,839

		61,927

Hardware - 0.5%
MMI International Ltd.,
8.00%, 3/1/17(2)	31,180	31,924

Medical Equipment/Devices - 0.5%
ConvaTec Finance International S.A.,
8.25%, 1/15/19(2) (3)	30,537	31,224

Metals & Mining - 0.6%
Vedanta Resources PLC,
9.50%, 7/18/18(2)	28,450	32,789

Oil & Gas Services - 1.2%
Offshore Group Investment Ltd.,
7.50%, 11/1/19	21,855	23,112
7.13%, 4/1/23	13,375	13,575
Seadrill Ltd.,
6.63%, 9/15/20(2)	31,100	31,644

		68,331

Paper - 0.2%
Cascades, Inc.,
5.50%, 7/15/22(1) (2)	11,700	11,671

Restaurants - 0.4%
Arcos Dorados Holdings, Inc.,
6.63%, 9/27/23(2)	21,274	22,338

Transportation & Logistics - 2.1%
Eletson Holdings,
9.63%, 1/15/22(2)	26,715	28,652
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
8.13%, 11/15/21(2)	32,800	34,276
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc.,
7.25%, 5/1/22(2)	31,875	33,150
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp.,
6.00%, 7/30/19	27,050	27,185

		123,263

Wireless Telecom Services - 2.7%
Digicel Group Ltd.,
8.25%, 9/30/20(2)	35,139	38,301
Intelsat Luxembourg S.A.,
7.75%, 6/1/21	43,285	45,828
Millicom International Cellular S.A.,
6.63%, 10/15/21(1) (2)	22,350	24,026
Telemovil Finance Co. Ltd.,
8.00%, 10/1/17(2)	15,116	15,872
Wind Acquisition Finance S.A.,
7.38%, 4/23/21(2)	28,900	30,851

		154,878

Wireline Telecom Services - 1.0%
B Communications Ltd.,
7.38%, 2/15/21(2)	29,950	32,196
Columbus International, Inc.,
7.38%, 3/30/21(2)	22,850	24,621

		56,817

Total Foreign Issuer Bonds (Cost $1,062,039)		1,109,948

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS - 0.9%
Banking - 0.9%
GMAC Capital Trust I, 8.13%	822,550	$22,455
Santander Finance Preferred S.A.U., 10.5%	1,077,150	27,640

		50,095

Total Preferred Stocks (Cost $49,626)		50,095

INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	168,239,791	168,240

Total Investment Companies (Cost $168,240)		168,240

Total Investments - 99.4% (Cost $5,549,707)		5,770,394

Other Assets less Liabilities - 0.6%		36,362

NET ASSETS - 100.0%		$5,806,756

(1)	Restricted security that has been deemed illiquid. At June 30, 2014, the value of these restricted illiquid securities amounted to approximately $29,972,000 or 0.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
JPR Royalty Sub LLC,
14.00%, 9/1/20	3/10/11	$8,000

Sterling Entertainment Enterprises LLC,
9.75%, 12/15/19	12/28/12	23,800

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(3)	Security is payment in-kind bond.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $173,296,000 with net sales of approximately $5,056,000 during the three months ended June 30, 2014.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	2.2%
BB	24.7
B	44.0
CCC	23.4
Not Rated	3.0
Cash Equivalents	2.7

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any.

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Corporate Bonds	$—		$4,442,111	(1)	$—	$4,442,111
Foreign Issuer Bonds	—		1,109,948	(1)	—	1,109,948
Preferred Stocks	50,095	(1)	—		—	50,095
Investment Companies	168,240		—		—	168,240

Total Investments	$218,335		$5,552,059		$—	$5,770,394

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014 , there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities on March 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)(1)	BALANCE AS OF 6/30/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/14 (000S)
Corporate Bonds
Media	$24,692	$—	$—	$—	$—	$—	$—	$(24,692)	$—	$—

(1)	The Transfers Out of Level 3, noted above, were due to the Fund receiving an evaluated price using observable inputs; quoted prices in active markets for similar securities.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$5,551,559

Gross tax appreciation of investments	$231,615
Gross tax depreciation of investments	(12,780)

Net tax appreciation of investments	$218,835

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 21.2%
Automobile - 8.5%
BMW Vehicle Lease Trust, Series 2014-1, Class A3,
0.73%, 2/21/17	$1,470	$1,471
CarMax Auto Owner Trust, Series 2014-2, Class A3,
0.98%, 1/15/19	4,565	4,568
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A3,
1.10%, 9/15/19	2,015	2,018
Honda Auto Receivables Owner Trust, Series 2013-4, Class A3,
0.69%, 9/18/17	1,965	1,969
Honda Auto Receivables Owner Trust, Series 2014-1, Class A3,
0.67%, 11/21/17	4,025	4,025
Honda Auto Receivables Owner Trust, Series 2014-2, Class A3,
0.77%, 3/19/18	4,610	4,608
Hyundai Auto Receivables Trust, Series 2014-B, Class A3,
0.90%, 12/17/18	4,530	4,532
Nissan Auto Receivables Owner Trust, Series 2013-C, Class A3,
0.67%, 8/15/18	940	939
Nissan Auto Receivables Owner Trust, Series 2014-A, Class A3,
0.72%, 8/15/18	3,070	3,074
Toyota Auto Receivables Owner Trust, Series 2014-A, Class A3,
0.67%, 12/15/17	4,365	4,368
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3,
0.76%, 3/15/18	3,090	3,098
USAA Auto Owner Trust, Series 2014-1, Class A3,
0.58%, 12/15/17	1,965	1,966
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A3,
0.70%, 4/20/18	930	930
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3,
0.91%, 10/22/18	1,895	1,896
World Omni Auto Receivables Trust, Series 2013-B, Class A3,
0.83%, 8/15/18	940	940
World Omni Auto Receivables Trust, Series 2014-A, Class A3,
0.94%, 4/15/19	1,495	1,496

		41,898

Commercial Mortgage-Backed Securities - 10.7%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	3,710	3,995
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class A4,
5.41%, 12/11/40	1,616	1,681
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	3,116	3,196
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T18, Class A4,
4.93%, 2/13/42	87	88
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4,
5.90%, 9/11/38	3,925	4,226
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	3,543	3,847
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.90%, 6/11/40	175	195
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	525	588
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4,
5.90%, 12/10/49	3,419	3,777
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	2,422	2,601
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4,
5.55%, 5/12/45	2,515	2,703

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 21.2% continued
Commercial Mortgage-Backed Securities - 10.7% continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4,
5.40%, 5/15/45	$3,601	$3,879
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4,
5.66%, 3/15/39	1,232	1,309
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4,
6.03%, 6/15/38	3,355	3,623
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.32%, 4/15/41	4,033	4,588
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4,
5.74%, 8/12/43	1,172	1,266
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4,
5.73%, 7/12/44	1,175	1,263
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	645	718
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.83%, 6/11/42	3,070	3,423
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	3,049	3,285
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	1,979	2,145

		52,396

Credit Card - 1.9%
American Express Credit Account Master Trust, Series 2014-2, Class A,
1.26%, 1/15/20	1,465	1,465
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2,
1.02%, 2/22/19	4,050	4,048
Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4,
1.23%, 4/24/19	1,930	1,934
Discover Card Execution Note Trust, Series 2014-A3, Class A3,
1.22%, 10/15/19	1,845	1,849

		9,296

Utilities - 0.1%
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	310	312
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1,
0.90%, 4/15/18	394	394

		706

Total Asset-Backed Securities (Cost $105,057)		104,296

CORPORATE BONDS - 34.1%
Aerospace & Defense - 0.0%
B/E Aerospace, Inc.,
5.25%, 4/1/22	200	218

Automotive - 1.3%
American Honda Finance Corp.,
0.60%, 5/26/16(1)	620	623
Continental Rubber of America Corp.,
4.50%, 9/15/19(1) (2)	500	532
Daimler Finance North America LLC,
1.45%, 8/1/16(1) (2)	675	682
Dana Holding Corp.,
6.75%, 2/15/21	500	539
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	680	714
4.25%, 2/3/17	300	322
General Motors Co.,
3.50%, 10/2/18(1) (2)	825	844
Hyundai Capital America,
1.63%, 10/2/15(1)	1,060	1,070
Johnson Controls, Inc.,
1.40%, 11/2/17	695	694
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	400	409

		6,429

Banking - 3.5%
Bank of America Corp.,
3.70%, 9/1/15	1,070	1,106
3.63%, 3/17/16	500	522
1.05%, 3/22/16	1,245	1,254
3.88%, 3/22/17	590	629
5.13%, 6/17/19	1,580	1,574
Branch Banking & Trust Co.,
1.00%, 4/3/17	835	832

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.1% continued
Banking - 3.5% continued
Citigroup, Inc.,
2.65%, 3/2/15	$1,065	$1,080
1.02%, 4/1/16	1,110	1,117
1.70%, 7/25/16	1,155	1,170
1.35%, 3/10/17	565	565
6.00%, 8/15/17	545	617
Discover Bank,
2.00%, 2/21/18	415	417
Fifth Third Bank,
0.90%, 2/26/16	645	647
HSBC USA, Inc.,
1.30%, 6/23/17	1,800	1,804
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	1,175	1,337
KeyBank N.A.,
1.10%, 11/25/16	525	527
PNC Funding Corp.,
2.70%, 9/19/16	380	395
Wells Fargo & Co.,
1.15%, 6/2/17	1,450	1,447
7.98%, 3/15/18	370	421

		17,461

Biotechnology - 0.7%
Amgen, Inc.,
1.25%, 5/22/17	1,905	1,903
Genzyme Corp.,
3.63%, 6/15/15	270	278
Gilead Sciences, Inc.,
2.40%, 12/1/14	615	620
3.05%, 12/1/16	515	540

		3,341

Cable & Satellite - 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.25%, 3/15/21	500	513
Comcast Corp.,
4.95%, 6/15/16	1,060	1,146
6.30%, 11/15/17	660	767
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2.40%, 3/15/17	1,145	1,179

		3,605

Chemicals - 1.1%
Airgas, Inc.,
2.95%, 6/15/16	815	845
Ashland, Inc.,
3.00%, 3/15/16	1,000	1,020
Dow Chemical (The) Co.,
2.50%, 2/15/16	1,050	1,079
Eastman Chemical Co.,
2.40%, 6/1/17	325	334
Monsanto Co.,
1.15%, 6/30/17	1,835	1,835
Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21(1) (2)	290	293

		5,406

Commercial Finance - 1.7%
Air Lease Corp.,
5.63%, 4/1/17	680	746
CIT Group, Inc.,
3.88%, 2/19/19	505	513
General Electric Capital Corp.,
2.25%, 11/9/15	2,230	2,281
3.35%, 10/17/16	1,490	1,572
1.25%, 5/15/17	1,250	1,254
International Lease Finance Corp.,
2.18%, 6/15/16	1,000	1,006
Prospect Capital Corp.,
5.00%, 7/15/19	750	772

		8,144

Communications Equipment - 0.8%
Apple, Inc.,
1.05%, 5/5/17	760	761
Cisco Systems, Inc.,
1.10%, 3/3/17	535	537
3.15%, 3/14/17	780	823
Juniper Networks, Inc.,
3.10%, 3/15/16	500	513
SBA Communications Corp.,
5.63%, 10/1/19	1,000	1,059

		3,693

Consumer Finance - 0.4%
Ally Financial, Inc.,
2.75%, 1/30/17	695	703
3.50%, 1/27/19	310	313

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.1% continued
Consumer Finance - 0.4% continued
American Express Credit Corp.,
2.80%, 9/19/16	$485	$505
Capital One Financial Corp.,
1.00%, 11/6/15	630	632

		2,153

Consumer Products - 0.2%
Avon Products, Inc.,
2.38%, 3/15/16	1,000	1,013

Consumer Services - 0.8%
APX Group, Inc.,
6.38%, 12/1/19	625	648
Ecolab, Inc.,
2.38%, 12/8/14	1,000	1,009
Service Corp. International,
5.38%, 1/15/22	550	569
United Rentals North America, Inc.,
5.75%, 7/15/18	500	529
7.63%, 4/15/22	495	555
6.13%, 6/15/23	395	424

		3,734

Containers & Packaging - 0.6%
Ball Corp.,
5.75%, 5/15/21	500	532
Graphic Packaging International, Inc.,
4.75%, 4/15/21	500	510
Plastipak Holdings, Inc.,
6.50%, 10/1/21(1)	650	686
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
5.75%, 10/15/20	750	791
8.25%, 2/15/21	500	544

		3,063

Electrical Equipment - 0.2%
General Electric Co.,
0.85%, 10/9/15	550	553
Roper Industries, Inc.,
1.85%, 11/15/17	565	569

		1,122

Entertainment - 0.2%
CBS Corp.,
1.95%, 7/1/17	935	951

Exploration & Production - 1.9%
Chesapeake Energy Corp.,
4.88%, 4/15/22	640	662
Continental Resources, Inc.,
5.00%, 9/15/22	970	1,055
Denbury Resources, Inc.,
6.38%, 8/15/21	997	1,069
5.50%, 5/1/22	675	690
Devon Energy Corp.,
1.20%, 12/15/16	630	632
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19	1,000	1,048
Marathon Oil Corp.,
0.90%, 11/1/15	690	692
Murphy Oil Corp.,
2.50%, 12/1/17	560	573
Newfield Exploration Co.,
6.88%, 2/1/20	850	901
QEP Resources, Inc.,
6.88%, 3/1/21	470	528
Range Resources Corp.,
6.75%, 8/1/20	900	968
Rosetta Resources, Inc.,
5.63%, 5/1/21	500	514

		9,332

Financial Services - 3.6%
BlackRock, Inc.,
3.50%, 12/10/14	775	786
1.38%, 6/1/15	165	167
Charles Schwab (The) Corp.,
0.85%, 12/4/15	555	557
Franklin Resources, Inc.,
3.13%, 5/20/15	750	768
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	3,610	3,763
5.63%, 1/15/17	1,355	1,491
2.90%, 7/19/18	1,045	1,077
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
3.50%, 3/15/17	335	339
4.88%, 3/15/19	335	345
6.00%, 8/1/20	300	321
Icahn Enterprises L.P./lcahn Enterprises Finance Corp.,
5.88%, 2/1/22	680	712

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.1% continued
Financial Services - 3.6% continued
JPMorgan Chase & Co.,
1.10%, 10/15/15	$910	$914
3.15%, 7/5/16	865	902
7.90%, 4/30/18	370	413
KKR Group Finance Co. LLC,
6.38%, 9/29/20(1) (2)	660	777
Morgan Stanley,
1.48%, 2/25/16	1,000	1,014
1.75%, 2/25/16	1,815	1,841
4.75%, 3/22/17	575	626
TD Ameritrade Holding Corp.,
4.15%, 12/1/14	700	711

		17,524

Food & Beverage - 1.3%
Anheuser-Busch InBev Finance, Inc.,
0.80%, 1/15/16	1,170	1,175
1.13%, 1/27/17	730	733
ConAgra Foods, Inc.,
1.35%, 9/10/15	800	806
1.30%, 1/25/16	490	494
General Mills, Inc.,
0.88%, 1/29/16	625	628
Kellogg Co.,
1.13%, 5/15/15	570	574
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1)	455	458
Smithfield Foods, Inc.,
5.25%, 8/1/18(1) (2)	675	705
Wm Wrigley Jr Co.,
1.40%, 10/21/16(1) (2)	815	821

		6,394

Hardware - 0.4%
NetApp, Inc.,
2.00%, 12/15/17	225	228
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	530	533
Sanmina Corp.,
4.38%, 6/1/19(1) (2)	1,000	999

		1,760

Health Care Facilities/Services - 1.1%
AmerisourceBergen Corp.,
1.15%, 5/15/17	1,355	1,353
Cardinal Health, Inc.,
1.90%, 6/15/17	410	416
DaVita HealthCare Partners, Inc.,
6.63%, 11/1/20	775	823
Express Scripts Holding Co.,
2.10%, 2/12/15	665	672
3.13%, 5/15/16	500	521
McKesson Corp.,
0.95%, 12/4/15	355	356
5.70%, 3/1/17	190	213
1.29%, 3/10/17	950	953

		5,307

Home Improvement - 0.1%
Whirlpool Corp.,
1.35%, 3/1/17	680	680

Homebuilders - 0.5%
Lennar Corp.,
4.13%, 12/1/18	1,925	1,966
4.50%, 6/15/19	330	338

		2,304

Life Insurance - 0.5%
Lincoln National Corp.,
6.05%, 4/20/67	300	303
MetLife, Inc.,
6.75%, 6/1/16	785	872
Metropolitan Life Global Funding I,
1.30%, 4/10/17(1) (2)	415	416
Principal Financial Group, Inc.,
1.85%, 11/15/17	500	503
Prudential Financial, Inc.,
3.00%, 5/12/16	145	151

		2,245

Machinery - 0.5%
Caterpillar Financial Services Corp.,
1.00%, 3/3/17	1,700	1,701
Eaton Corp.,
0.95%, 11/2/15	750	753

		2,454

Managed Care - 0.3%
Cigna Corp.,
2.75%, 11/15/16	580	602

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.1% continued
Managed Care - 0.3% continued
UnitedHealth Group, Inc.,
0.85%, 10/15/15	$410	$412
WellPoint, Inc.,
1.25%, 9/10/15	575	580

		1,594

Manufactured Goods - 0.2%
Gates Global LLC/Gates Global Co.,
6.00%, 7/15/22(1)	750	750

Media Non-Cable - 1.5%
21st Century Fox America, Inc.,
5.30%, 12/15/14	1,105	1,130
7.25%, 5/18/18	460	553
Midcontinent Communications & Midcontinent Finance Corp.,
6.25%, 8/1/21(1)	525	543
NBCUniversal Enterprise, Inc.,
0.76%, 4/15/16(1) (2)	1,300	1,307
NBCUniversal Media LLC,
3.65%, 4/30/15	1,060	1,089
Starz LLC/Starz Finance Corp.,
5.00%, 9/15/19	500	521
Time Warner, Inc.,
3.15%, 7/15/15	800	822
Univision Communications, Inc.,
6.88%, 5/15/19(1) (2)	1,000	1,067
Viacom, Inc.,
2.50%, 12/15/16	575	593

		7,625

Medical Equipment/Devices - 0.8%
Agilent Technologies, Inc.,
5.50%, 9/14/15	730	770
Baxter International, Inc.,
5.38%, 6/1/18	515	584
Stryker Corp.,
2.00%, 9/30/16	190	195
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	560	582
1.30%, 2/1/17	1,215	1,217
Zimmer Holdings, Inc.,
1.40%, 11/30/14	625	628

		3,976

Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18	480	487
Glencore Funding LLC,
1.59%, 1/15/19(1) (2)	1,065	1,070
Steel Dynamics, Inc.,
6.13%, 8/15/19	160	174

		1,731

Oil & Gas Services - 0.5%
Atwood Oceanics, Inc.,
6.50%, 2/1/20	250	267
Cameron International Corp.,
1.40%, 6/15/17	1,530	1,535
Pioneer Energy Services Corp.,
6.13%, 3/15/22(1) (2)	400	414

		2,216

Pharmaceuticals - 0.7%
AbbVie, Inc.,
1.20%, 11/6/15	1,035	1,042
Mylan, Inc.,
1.80%, 6/24/16	400	406
Pfizer, Inc.,
1.10%, 5/15/17	1,005	1,009
Zoetis, Inc.,
1.15%, 2/1/16	830	835

		3,292

Pipeline - 0.6%
Enterprise Products Operating LLC,
3.70%, 6/1/15	350	360
1.25%, 8/13/15	375	378
Regency Energy Partners L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	760	826
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20(1) (2)	500	527
Williams Partners L.P.,
3.80%, 2/15/15	670	683

		2,774

Property & Casualty - 0.0%
American International Group, Inc.,
2.38%, 8/24/15	145	148

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.1% continued
Real Estate - 1.5%
AvalonBay Communities, Inc.,
5.75%, 9/15/16	$800	$884
DuPont Fabros Technology L.P.,
5.88%, 9/15/21	465	486
ERP Operating L.P.,
5.25%, 9/15/14	765	772
2.38%, 7/1/19	1,345	1,350
Health Care REIT, Inc.,
5.88%, 5/15/15	1,215	1,270
Host Hotels & Resorts L.P.,
5.88%, 6/15/19	350	376
Kimco Realty Corp.,
5.70%, 5/1/17	445	497
Ventas Realty L.P.,
1.55%, 9/26/16	515	520
1.25%, 4/17/17	1,395	1,395

		7,550

Refining & Marketing - 0.3%
Phillips 66,
2.95%, 5/1/17	390	409
Tesoro Corp.,
4.25%, 10/1/17	450	470
Western Refining, Inc.,
6.25%, 4/1/21	550	575

		1,454

Restaurants - 0.1%
Starbucks Corp.,
0.88%, 12/5/16	625	626

Retail Discretionary - 0.7%
Amazon.com, Inc.,
0.65%, 11/27/15	600	601
Hertz (The) Corp.,
7.50%, 10/15/18	600	628
5.88%, 10/15/20	250	261
Home Depot (The), Inc.,
5.40%, 3/1/16	1,035	1,117
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	940	1,048

		3,655

Retail Staples - 0.3%
CVS Caremark Corp.,
5.75%, 6/1/17	680	766
Walgreen Co.,
1.00%, 3/13/15	595	597

		1,363

Software & Services - 0.7%
International Business Machines Corp.,
5.70%, 9/14/17	565	644
Oracle Corp.,
5.25%, 1/15/16	545	584
0.43%, 7/7/17	725	725
Symantec Corp.,
2.75%, 9/15/15	1,065	1,089
Xerox Corp.,
4.25%, 2/15/15	580	593

		3,635

Tobacco - 0.6%
Lorillard Tobacco Co.,
3.50%, 8/4/16	1,370	1,433
Philip Morris International, Inc.,
2.50%, 5/16/16	900	932
Reynolds American, Inc.,
1.05%, 10/30/15	800	800

		3,165

Transportation & Logistics - 0.3%
PACCAR Financial Corp.,
1.10%, 6/6/17	1,050	1,049
Ryder System, Inc.,
3.15%, 3/2/15	585	595

		1,644

Utilities - 1.0%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	260	304
Dominion Gas Holdings LLC,
1.05%, 11/1/16(1) (2)	465	463
Duke Energy Corp.,
0.61%, 4/3/17	590	592
Exelon Generation Co. LLC,
6.20%, 10/1/17	480	547
Georgia Power Co.,
0.63%, 11/15/15	180	180
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	1,040	1,110
NextEra Energy Capital Holdings, Inc.,
1.20%, 6/1/15	475	478

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.1% continued
Utilities - 1.0% continued
1.34%, 9/1/15	$1,300	$1,310

		4,984

Waste & Environment Service Equipment & Facilities - 0.2%
Clean Harbors, Inc.,
5.25%, 8/1/20	725	748

Wireless Telecom Services - 0.8%
AT&T, Inc.,
1.60%, 2/15/17	660	668
SBA Tower Trust,
2.93%, 12/15/17(1) (2)	605	616
Sprint Communications, Inc.,
7.00%, 8/15/20	1,000	1,106
Verizon Communications, Inc.,
1.35%, 6/9/17	535	535
3.65%, 9/14/18	980	1,048

		3,973

Wireline Telecom Services - 0.5%
CenturyLink, Inc.,
6.00%, 4/1/17	1,000	1,104
Frontier Communications Corp.,
8.25%, 4/15/17	650	755
tw telecom holdings, Inc.,
6.38%, 9/1/23	480	546

		2,405

Total Corporate Bonds (Cost $166,006)		167,641

FOREIGN ISSUER BONDS - 10.2%
Aerospace & Defense - 0.4%
Bombardier, Inc.,
4.25%, 1/15/16(1) (2)	1,000	1,033
4.75%, 4/15/19(1) (2)	1,100	1,119

		2,152

Automotive - 0.4%
Jaguar Land Rover Automotive PLC,
4.13%, 12/15/18(1) (2)	1,000	1,030
Volkswagen International Finance N.V.,
1.13%, 11/18/16(1) (2)	925	928

		1,958

Banking - 2.7%
Abbey National Treasury Services PLC,
1.38%, 3/13/17	840	843
ANZ New Zealand Int’l Ltd.,
1.13%, 3/24/16(1) (2)	255	256
1.40%, 4/27/17(1) (2)	805	806
Bank of Nova Scotia,
1.25%, 4/11/17	1,460	1,466
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.20%, 3/10/17(1) (2)	835	834
Commonwealth Bank of Australia,
1.13%, 3/13/17	1,010	1,010
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
0.71%, 3/18/16	1,000	1,006
Credit Suisse,
1.38%, 5/26/17	1,325	1,329
Deutsche Bank A.G.,
1.40%, 2/13/17	1,100	1,106
Mizuho Bank Ltd.,
2.45%, 4/16/19(1) (2)	550	555
Royal Bank of Canada,
0.63%, 12/4/15	330	331
1.20%, 1/23/17	775	780
Royal Bank of Scotland Group PLC,
1.88%, 3/31/17	1,000	1,009
Sumitomo Mitsui Banking Corp.,
0.90%, 1/18/16	505	506
Svenska Handelsbanken AB,
0.70%, 9/23/16	660	664
Westpac Banking Corp.,
1.05%, 11/25/16	755	757

		13,258

Chemicals - 0.4%
Ineos Finance PLC,
7.50%, 5/1/20(1)	490	533
INEOS Group Holdings S.A.,
6.13%, 8/15/18(1) (2)	750	776
5.88%, 2/15/19(1)	870	892

		2,201

Commercial Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
2.75%, 5/15/17(1) (2)	1,090	1,097
3.75%, 5/15/19(1) (2)	490	493

		1,590

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.2% continued
Exploration & Production - 0.6%
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	$375	$420
CNOOC Finance 2013 Ltd.,
1.13%, 5/9/16	1,125	1,128
Sinopec Group Overseas Development 2014 Ltd.,
1.75%, 4/10/17(1) (2)	770	770
Ultra Petroleum Corp.,
5.75%, 12/15/18(1) (2)	820	861

		3,179

Financial Services - 0.1%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	470	472

Food & Beverage - 0.5%
Diageo Capital PLC,
0.63%, 4/29/16	315	315
Heineken N.V.,
0.80%, 10/1/15(1)	765	767
Pernod Ricard S.A.,
2.95%, 1/15/17(1) (2)	1,100	1,144
SABMiller PLC,
6.50%, 7/1/16(1) (2)	320	354

		2,580

Government Agencies - 0.4%
Korea Land & Housing Corp.,
1.88%, 8/2/17(1) (2)	1,905	1,915

Hardware - 0.1%
Seagate HDD Cayman,
6.88%, 5/1/20	364	394

Health Care Facilities/Services - 0.1%
Catamaran Corp.,
4.75%, 3/15/21	500	505

Integrated Oils - 1.4%
BP Capital Markets PLC,
0.70%, 11/6/15	415	416
2.25%, 11/1/16	675	696
Petrobras Global Finance B.V.,
3.25%, 3/17/17	2,065	2,117
Petrobras International Finance Co.,
3.50%, 2/6/17	1,085	1,114
Shell International Finance B.V.,
0.63%, 12/4/15	490	491
Total Capital International S.A.,
1.00%, 8/12/16	810	815
2.10%, 6/19/19	1,000	1,005

		6,654

Machinery - 0.2%
Pentair Finance S.A.,
1.88%, 9/15/17	180	182
Tyco Electronics Group S.A.,
6.55%, 10/1/17	660	764

		946

Manufactured Goods - 0.2%
Schaeffler Finance B.V.,
4.25%, 5/15/21(1) (2)	1,000	1,000

Media Non-Cable - 0.1%
Baidu, Inc.,
3.25%, 8/6/18	415	429

Medical Equipment/Devices - 0.1%
Covidien International Finance S.A.,
1.35%, 5/29/15	355	358

Metals & Mining - 0.3%
FMG Resources August 2006 Pty Ltd.,
6.88%, 4/1/22(1) (2)	680	729
Xstrata Finance Canada Ltd.,
2.05%, 10/23/15(1)	615	622

		1,351

Oil & Gas Services - 0.1%
Noble Holding International Ltd.,
2.50%, 3/15/17	485	496

Pharmaceuticals - 0.5%
Perrigo Co. PLC,
1.30%, 11/8/16(1) (2)	815	814
Sanofi,
2.63%, 3/29/16	600	621
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15	750	768

		2,203

Pipeline - 0.1%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	135	135

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.2% continued
Pipeline - 0.1% continued
0.75%, 1/15/16	$330	$331

		466

Railroad - 0.1%
Canadian National Railway Co.,
1.45%, 12/15/16	265	269

Transportation & Logistics - 0.2%
Korea Expressway Corp.,
1.63%, 4/28/17(1) (2)	1,190	1,189

Wireless Telecom Services - 0.6%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	985	1,010
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	1,740	1,875

		2,885

Wireline Telecom Services - 0.3%
British Telecommunications PLC,
1.63%, 6/28/16	1,080	1,095
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(1) (2)	475	499

		1,594

Total Foreign Issuer Bonds (Cost $49,569)		50,044

U.S. GOVERNMENT AGENCIES - 5.5%(3)
Fannie Mae - 1.3%
Pool #555649,
7.50%, 10/1/32	41	46
Pool #893082,
2.59%, 9/1/36	333	358
Pool #AB3114,
5.00%, 6/1/41	1,106	1,236
Pool #AD0915,
5.50%, 12/1/38	133	150
Pool #AD7061,
5.50%, 6/1/40	234	264
Pool #AI3471,
5.00%, 6/1/41	427	477
Pool #AK0501,
3.00%, 1/1/27	1,102	1,146
Pool #AO0315,
3.00%, 4/1/27	1,428	1,485
Pool #AO4482,
3.00%, 5/1/27	1,126	1,171

		6,333

Freddie Mac - 0.1%
Pool #1B3617,
2.55%, 10/1/37	268	287
Pool #848076,
5.46%, 6/1/38	183	197
Series 3730, Class PL,
4.50%, 1/15/33	72	72

		556

Freddie Mac Gold - 0.2%
Pool #A92650,
5.50%, 6/1/40	556	632
Pool #G13387,
5.00%, 4/1/23	253	273

		905

Government National Mortgage Association - 3.5%
Series 2011-41, Class PA,
4.00%, 1/20/41	2,634	2,773
Series 2011-49, Class A,
2.45%, 7/16/38	935	948
Series 2012-123, Class A,
1.04%, 7/16/46	2,897	2,688
Series 2012-2, Class A,
1.86%, 6/16/31	1,018	1,030
Series 2012-22, Class AB,
1.66%, 3/16/33	331	331
Series 2013-12, Class KA,
1.50%, 12/16/43	426	417
Series 2013-142, Class AD,
2.25%, 12/16/47	1,411	1,397
Series 2013-146, Class AK,
2.50%, 9/16/44	1,551	1,558
Series 2013-156, Class AG,
2.16%, 10/16/41	1,548	1,548
Series 2013-17, Class AF,
1.21%, 11/16/43	1,290	1,267
Series 2013-176, Class AD,
2.50%, 3/16/42	1,397	1,404
Series 2013-45, Class A,
1.45%, 10/16/40	1,557	1,539

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 5.5%(3) continued
Government National Mortgage Association - 3.5% continued
Series 2013-92, Class AB,
2.00%, 2/16/43	$597	$592

		17,492

Government National Mortgage Association II - 0.4%
Pool #82581,
4.00%, 7/20/40	807	853
Pool #83021,
3.00%, 1/20/42	1,131	1,180

		2,033

Total U.S. Government Agencies (Cost $27,461)		27,319

U.S. GOVERNMENT OBLIGATIONS - 27.3%
U.S. Treasury Inflation Indexed Bonds - 1.3%
1.88%, 7/15/15	3,325	4,208
0.13%, 4/15/16	1,930	2,127

		6,335

U.S. Treasury Notes - 26.0%
1.25%, 10/31/15	12,450	12,625
0.25%, 2/29/16	14,680	14,666
0.38%, 3/15/16	14,625	14,633
0.38%, 3/31/16	24,385	24,390
0.50%, 6/30/16	1,175	1,176
0.88%, 9/15/16	14,530	14,636
0.63%, 10/15/16	15,865	15,881
0.63%, 2/15/17	9,785	9,760
0.75%, 3/15/17	12,205	12,205
0.88%, 6/15/17	7,550	7,553
1.63%, 6/30/19	745	745

		128,270

Total U.S. Government Obligations (Cost $134,473)		134,605

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(4) (5)	6,313,094	$6,313

Total Investment Companies (Cost $6,313)		6,313

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.7%
U.S. Treasury Bill,
0.09%, 4/2/15(6)	$3,300	$3,298

Total Short-Term Investments (Cost $3,298)		3,298

Total Investments - 100.3% (Cost $492,177)		493,516

Liabilities less Other Assets - (0.3)%		(1,330)

NET ASSETS - 100.0%		$492,186

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2014, the value of these restricted illiquid securities amounted to approximately $31,149,000 or 6.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
2.75%, 5/15/17	5/8/14	$1,090

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19	5/8/14	490

ANZ New Zealand Int’l Ltd.,
1.13%, 3/24/16	3/20/13	255

ANZ New Zealand Int’l Ltd.,
1.40%, 4/27/17	2/20/14	805

Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.20%, 3/10/17	3/4/14	834

Bombardier, Inc.,
4.25%, 1/15/16	1/9/13	1,000

Bombardier, Inc.,
4.75%, 4/15/19	3/31/14	1,100

Continental Rubber of America Corp.,
4.50%, 9/15/19	9/18/13	510

Daimler Finance North America LLC,
1.45%, 8/1/16	7/24/13-4/3/14	678

Dominion Gas Holdings LLC,
1.05%, 11/1/16	10/17/13	465

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
FMG Resources August 2006 Pty Ltd.,
6.88%, 4/1/22	1/15/14-1/16/14	$747

General Motors Co.,
3.50%, 10/2/18	9/24/13	825

Glencore Funding LLC,
1.59%, 1/15/19	5/22/13	1,065

INEOS Group Holdings S.A.,
6.13%, 8/15/18	5/2/13	750

Jaguar Land Rover Automotive PLC,
4.13%, 12/15/18	12/10/13	1,000

KKR Group Finance Co. LLC,
6.38%, 9/29/20	4/15/13	792

Korea Expressway Corp.,
1.63%, 4/28/17	4/22/14	1,187

Korea Land & Housing Corp.,
1.88%, 8/2/17	4/28/14	1,898

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	513

Metropolitan Life Global Funding I,
1.30%, 4/10/17	4/7/14	414

Mizuho Bank Ltd.,
2.45%, 4/16/19	4/9/14	549

NBCUniversal Enterprise, Inc.,
0.76%, 4/15/16	3/20/13	1,301

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	398

Pernod Ricard S.A.,
2.95%, 1/15/17	1/10/12-4/12/13	1,151

Perrigo Co. PLC,
1.30%, 11/8/16	11/5/13	814

Pioneer Energy Services Corp.,
6.13%, 3/15/22	3/4/14	400

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21	4/9/13	290

SABMiller PLC,
6.50%, 7/1/16	12/20/12	378

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12-12/20/12	531

Sanmina Corp.,
4.38%, 6/1/19	5/20/14	1,000

SBA Tower Trust,
2.93%, 12/15/17	6/12/14	623

Schaeffler Finance B.V.,
4.25%, 5/15/21	5/8/14	993

Sinopec Group Overseas Development 2014 Ltd.,
1.75%, 4/10/17	4/2/14	768

Smithfield Foods, Inc.,
5.25%, 8/1/18	7/19/13	675

Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
5.88%, 10/1/20	12/11/13	511

Ultra Petroleum Corp.,
5.75%, 12/15/18	12/6/13	820

Univision Communications, Inc.,
6.88%, 5/15/19	3/14/13-12/13/13	1,084

Virgin Media Secured Finance PLC,
5.38%, 4/15/21	2/7/13	475

Volkswagen International Finance N.V.,
1.13%, 11/18/16	11/13/13	925

Wm Wrigley Jr Co.,
1.40%, 10/21/16	10/16/13	814

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $4,055,000 with net purchases of approximately $2,258,000 during the three months ended June 30, 2014.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Two Year U.S. Treasury Note	186	$40,844	Long	9/14	$(27)
Five Year U.S. Treasury Note	(272)	32,493	Short	9/14	78
Ten Year U.S. Treasury Note	(121)	15,146	Short	9/14	32

Total					$83

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	31.9%
U.S. Agency	1.6
AAA	19.5
AA	5.4
A	14.5
BBB	15.1
BB	6.7
B	3.7
CCC	0.3
Cash Equivalents	1.3

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$104,296	(1)	$—	$104,296
Corporate Bonds	—	167,641	(1)	—	167,641
Foreign Issuer Bonds	—	50,044	(1)	—	50,044
U.S. Government Agencies	—	27,319	(1)	—	27,319
U.S. Government Obligations	—	134,605	(1)	—	134,605
Investment Companies	6,313	—		—	6,313
Short-Term Investments	—	3,298		—	3,298

Total Investments	$6,313	$487,203		$—	$493,516

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	110	—		—	110
Liabilities
Futures Contracts	(27)	—		—	(27)

Total Other Financial Instruments	$83	$—		$—	$83

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$492,191

Gross tax appreciation of investments	$2,690
Gross tax depreciation of investments	(1,365)

Net tax appreciation of investments	$1,325

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.4%(1)
Fannie Mae - 16.3%
Pool #555649,
7.50%, 10/1/32	$79	$89
Pool #893082,
2.59%, 9/1/36	889	957
Pool TBA,
4.00%, 7/14/44(2)	30,325	32,182

		33,228

Freddie Mac - 2.4%
Pool #1J0365,
2.42%, 4/1/37	680	726
Pool #1J2840,
2.52%, 9/1/37	1,360	1,457
Pool #1Q0323,
3.03%, 5/1/37	2,299	2,405
Pool #410092,
2.29%, 11/1/24	14	14
Series 3730, Class PL,
4.50%, 1/15/33	267	267

		4,869

Government National Mortgage Association - 14.3%
Series 2011-49, Class A,
2.45%, 7/16/38	2,224	2,254
Series 2012-123, Class A,
1.04%, 7/16/46	2,839	2,634
Series 2013-12, Class KA,
1.50%, 12/16/43	1,896	1,855
Series 2013-142, Class AD,
2.25%, 12/16/47	2,966	2,935
Series 2013-146, Class AK,
2.50%, 9/16/44	2,543	2,556
Series 2013-156, Class AG,
2.16%, 10/16/41	2,538	2,539
Series 2013-17, Class AF,
1.21%, 11/16/43	2,663	2,614
Series 2013-176, Class AD,
2.50%, 3/16/42	2,271	2,282
Series 2013-40, Class AB,
1.30%, 6/16/35	2,276	2,260
Series 2013-45, Class A,
1.45%, 10/16/40	2,596	2,566
Series 2013-92, Class AB,
2.00%, 2/16/43	4,883	4,843

		29,338

Government National Mortgage Association II - 1.4%
Pool #82581,
4.00%, 7/20/40	2,692	2,843

Total U.S. Government Agencies (Cost $70,187)		70,278

U.S. GOVERNMENT OBLIGATIONS - 59.1%
U.S. Treasury Notes - 59.1%
1.25%, 10/31/15	11,370	11,530
0.88%, 9/15/16	6,850	6,900
0.63%, 10/15/16	21,000	21,021
0.63%, 2/15/17	8,735	8,713
0.88%, 6/15/17	10,540	10,544
0.63%, 8/31/17	33,310	32,946
1.38%, 6/30/18	6,170	6,184
1.50%, 2/28/19	5,940	5,930
1.63%, 6/30/19	9,220	9,220
1.00%, 9/30/19	8,030	7,746

		120,734

Total U.S. Government Obligations (Cost $120,747)		120,734

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.4%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(3) (4)	13,152,739	$13,153

Total Investment Companies (Cost $13,153)		13,153

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 15.6%
U.S. Treasury Bills,
0.11%, 3/5/15	$28,000	$27,980
0.12%, 4/2/15(5)	4,000	3,996

Total Short-Term Investments (Cost $31,976)		31,976

Total Investments - 115.5% (Cost $236,063)		236,141

Liabilities less Other Assets - (15.5)%		(31,730)

NET ASSETS - 100.0%		$204,411

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2014, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $7,142,000 with net purchases of approximately $6,011,000 during the three months ended June 30, 2014.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
2-Year U.S. Treasury Note	115	$25,253	Long	9/14	$(16)
5-Year U.S. Treasury Note	16	1,911	Long	9/14	(2)
10-Year U.S. Treasury Note	(66)	8,261	Short	9/14	17
CME Ultra Long Term U.S. Treasury Bond	(8)	1,200	Short	9/14	2
U.S. Treasury Long Term Bond	(47)	6,448	Short	9/14	10

Total					$11

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	78.3%
U.S. Agency	16.1
Cash Equivalents	5.6

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$70,278	(1)	$—	$70,278
U.S. Government Obligations	—	120,734	(1)	—	120,734
Investment Companies	13,153	—		—	13,153
Short-Term Investments	—	31,976		—	31,976

Total Investments	$13,153	$222,988		$—	$236,141

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$29	$—		$—	$29
Liabilities
Futures Contracts	(18)	—		—	(18)

Total Other Financial Instruments	$11	$—		$—	$11

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$236,087

Gross tax appreciation of investments	$695
Gross tax depreciation of investments	(641)

Net tax appreciation of investments	$54

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.4%
Credit Card - 1.4%
Chase Issuance Trust, Series 2013-A8, Class A8,
1.01%, 10/15/18	$20,600	$20,663
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6,
1.32%, 9/7/18	20,000	20,191

		40,854

Total Asset-Backed Securities (Cost $40,595)		40,854

CORPORATE BONDS - 15.7%
Automotive - 2.1%
Daimler Finance North America LLC,
2.30%, 1/9/15(1)	3,000	3,028
Ford Motor Credit Co. LLC,
1.06%, 3/12/19	24,750	24,886
Hyundai Capital America,
1.63%, 10/2/15(1)	6,000	6,054
1.45%, 2/6/17(1) (2)	3,000	3,011
Nissan Motor Acceptance Corp.,
1.00%, 3/15/16(1)	20,000	20,046
Toyota Motor Credit Corp.,
0.88%, 7/17/15	5,000	5,030

		62,055

Banking - 3.7%
Bank of America Corp.,
1.25%, 1/11/16	7,000	7,052
1.30%, 3/22/18	2,000	2,026
1.27%, 1/15/19	5,000	5,064
1.10%, 4/1/19	10,000	10,065
Bank of America N.A.,
1.13%, 11/14/16	11,000	11,008
BB&T Corp.,
0.89%, 2/1/19	5,000	5,034
Capital One N.A.,
0.68%, 3/22/16	1,000	1,002
Citigroup, Inc.,
5.50%, 10/15/14	2,221	2,253
1.30%, 11/15/16	6,100	6,108
1.00%, 4/8/19	18,000	18,025
Fifth Third Bank,
0.90%, 2/26/16	6,000	6,015
HSBC USA, Inc.,
2.38%, 2/13/15	2,000	2,025
1.11%, 9/24/18	8,000	8,097
SunTrust Bank,
0.53%, 4/1/15	1,831	1,831
US Bancorp,
3.44%, 2/1/16	5,000	5,207
Wells Fargo & Co.,
1.25%, 2/13/15	6,000	6,035
1.15%, 6/26/15	10,500	10,592

		107,439

Chemicals - 0.3%
Monsanto Co.,
1.15%, 6/30/17	10,000	10,003

Commercial Finance - 0.6%
GATX Corp.,
1.25%, 3/4/17	7,000	6,976
General Electric Capital Corp.,
2.15%, 1/9/15	10,000	10,099

		17,075

Consumer Finance - 1.4%
American Express Credit Corp.,
1.33%, 6/12/15	8,000	8,080
0.78%, 3/18/19	16,500	16,592
Capital One Financial Corp.,
2.13%, 7/15/14	2,000	2,001
2.15%, 3/23/15	4,100	4,150
0.86%, 11/6/15	9,500	9,546

		40,369

Exploration & Production - 0.3%
Devon Energy Corp.,
1.20%, 12/15/16	10,000	10,030

Financial Services - 2.9%
Goldman Sachs Group (The), Inc.,
1.23%, 11/21/14	2,800	2,809
1.60%, 11/23/15	10,000	10,104
1.32%, 11/15/18	9,000	9,123
JPMorgan Chase & Co.,
0.89%, 10/15/15	15,500	15,586
1.13%, 2/26/16	20,000	20,094
Morgan Stanley,
1.75%, 2/25/16	14,245	14,447

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND  continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 15.7% continued
Financial Services - 2.9% continued
1.51%, 4/25/18	$4,000	$4,079
1.08%, 1/24/19	8,000	8,054

		84,296

Food & Beverage - 0.3%
ConAgra Foods, Inc.,
1.30%, 1/25/16	3,600	3,630
Kellogg Co.,
1.13%, 5/15/15	2,000	2,014
Kraft Foods Group, Inc.,
1.63%, 6/4/15	2,000	2,021
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1)	1,165	1,173

		8,838

Hardware - 0.2%
Hewlett-Packard Co.,
1.78%, 9/19/14	5,000	5,015
2.63%, 12/9/14	1,000	1,010

		6,025

Health Care Facilities/Services - 0.2%
Express Scripts Holding Co.,
1.25%, 6/2/17	5,000	4,991

Machinery - 0.1%
Eaton Corp.,
0.95%, 11/2/15	3,000	3,013

Metals & Mining - 0.1%
Glencore Funding LLC,
1.70%, 5/27/16(1)	3,000	3,027

Oil & Gas Services - 0.8%
Cameron International Corp.,
1.15%, 12/15/16	3,000	3,000
Halliburton Co.,
1.00%, 8/1/16	20,500	20,606

		23,606

Pharmaceuticals - 0.7%
AbbVie, Inc.,
1.20%, 11/6/15	17,000	17,115
Mylan, Inc.,
1.35%, 11/29/16	3,000	3,005

		20,120

Pipeline - 0.1%
Enterprise Products Operating LLC,
1.25%, 8/13/15	3,300	3,323

Railroad - 0.2%
CSX Corp.,
6.25%, 4/1/15	4,000	4,173

Real Estate - 0.3%
ARC Properties Operating Partnership L.P./Clark Acquisition LLC,
2.00%, 2/6/17(1) (2)	10,000	10,024

Retail Discretionary - 0.2%
AutoZone, Inc.,
1.30%, 1/13/17	5,000	5,012

Utilities - 0.6%
Dominion Resources, Inc.,
1.25%, 3/15/17	9,000	9,036
Xcel Energy, Inc.,
0.75%, 5/9/16	9,000	9,009

		18,045

Wireless Telecom Services - 0.6%
Verizon Communications, Inc.,
2.50%, 9/15/16	5,660	5,834
1.98%, 9/14/18	11,623	12,263

		18,097

Total Corporate Bonds (Cost $456,495)		459,561

FOREIGN ISSUER BONDS - 12.5%
Automotive - 0.1%
Hyundai Capital Services, Inc.,
1.03%, 3/18/17(1) (2)	4,000	4,012

Banking - 9.1%
Abbey National Treasury Services PLC,
1.38%, 3/13/17	18,000	18,068
ABN AMRO Bank N.V.,
1.38%, 1/22/16(1)	13,000	13,111
1.03%, 10/28/16(1) (2)	10,000	10,087
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	10,000	10,052
Bank of Nova Scotia,
1.85%, 1/12/15	9,000	9,077
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.00%, 2/26/16(1)	20,000	20,042

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 12.5% continued
Banking - 9.1% continued
BNP Paribas S.A.,
2.98%, 12/20/14	$2,613	$2,645
1.25%, 12/12/16	25,000	25,032
BPCE S.A.,
1.48%, 4/25/16	10,000	10,155
1.63%, 2/10/17	3,000	3,022
Commonwealth Bank of Australia,
1.95%, 3/16/15	3,000	3,034
Credit Agricole S.A.,
1.39%, 4/15/16(1)	19,500	19,731
1.08%, 10/3/16(1)	10,000	10,056
ING Bank N.V.,
1.87%, 9/25/15(1)	8,500	8,643
1.18%, 3/7/16(1)	20,000	20,185
Macquarie Bank Ltd.,
2.00%, 8/15/16(1)	13,000	13,236
1.65%, 3/24/17(1) (2)	5,000	5,029
National Australia Bank Ltd.,
1.60%, 8/7/15	10,000	10,127
Oversea-Chinese Banking Corp. Ltd.,
1.63%, 3/13/15(1)	4,000	4,030
Royal Bank of Canada,
1.15%, 3/13/15	10,000	10,060
Societe Generale S.A.,
1.31%, 10/1/18	24,000	24,069
Westpac Banking Corp.,
0.99%, 9/25/15	17,000	17,138

		266,629

Exploration & Production - 0.4%
Sinopec Group Overseas Development 2014 Ltd.,
1.15%, 4/10/19(1) (2)	10,000	10,023

Government Development Banks - 0.3%
Korea Development Bank (The),
1.00%, 1/22/16	4,000	4,002
3.25%, 3/9/16	3,800	3,943

		7,945

Integrated Oils - 1.0%
BP Capital Markets PLC,
0.86%, 9/26/18	5,000	5,046
Petrobras Global Finance B.V.,
1.85%, 5/20/16	18,000	18,022
3.25%, 3/17/17	4,350	4,460
Petrobras International Finance Co.,
2.88%, 2/6/15	2,000	2,022

		29,550

Machinery - 0.1%
Pentair Finance S.A.,
1.35%, 12/1/15	4,000	4,031

Medical Equipment/Devices - 0.1%
Covidien International Finance S.A.,
1.35%, 5/29/15	2,700	2,722

Metals & Mining - 0.4%
Rio Tinto Finance USA PLC,
1.13%, 3/20/15	5,500	5,529
Xstrata Finance Canada Ltd.,
2.85%, 11/10/14(1)	3,000	3,017
2.05%, 10/23/15(1)	4,000	4,045

		12,591

Pharmaceuticals - 0.8%
Actavis Funding SCS,
1.30%, 6/15/17(1) (2)	10,000	9,981
Takeda Pharmaceutical Co. Ltd.,
1.03%, 3/17/15(1)	13,000	13,063

		23,044

Tobacco - 0.1%
BAT International Finance PLC,
1.40%, 6/5/15(1)	3,000	3,025

Travel & Lodging - 0.1%
Carnival Corp.,
1.20%, 2/5/16	2,000	2,012

Total Foreign Issuer Bonds (Cost $362,983)		365,584

MUNICIPAL BONDS - 66.9%
Alabama - 0.1%
Alabama State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/16	3,000	3,293

Alaska - 0.1%
Alaska State G.O. Unlimited Bonds, Series A,
2.75%, 8/1/14	2,505	2,511

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.9% continued
Alaska - 0.1% continued
Alaska State Housing Finance Corp. Revenue Bonds, Series A, State Capital Project (G.O. of Corp. Insured),
5.00%, 12/1/15	$1,000	$1,067

		3,578

Arizona - 0.2%
Arizona School Facilities Board Refunding COPS, Series A-2,
4.00%, 9/1/15	1,000	1,044
Arizona State University Energy Management LLC Revenue Refunding Bonds, State University Project-Tempe,
5.00%, 7/1/14	1,500	1,500
Maricopa County High School District No. 210 Phoenix G.O. Limited Refunding Bonds,
3.00%, 7/1/16	1,850	1,947

		4,491

Arkansas - 0.2%
Arkansas State Federal Highway Grant Anticipation G.O. Unlimited Bonds,
5.00%, 4/1/15	2,600	2,696
North Little Rock School District No. 1 Construction G.O. Limited Bonds, Series B (State Aid Withholding),
5.00%, 2/1/16	1,785	1,910

		4,606

California - 5.4%
Beverly Hills Public Financing Authority Lease Revenue Refunding Bonds, Series A, Project of 2003,
3.00%, 6/1/15	2,985	3,065
California State Department of Water Supply Resources Revenue Bonds, Series M,
5.00%, 5/1/15	5,650	5,880
California State Floating G.O. Unlimited Refunding Bonds, Series A,
0.74%, Mandatory Put 5/1/15	2,500	2,505
California State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/15	5,000	5,143
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/16	5,635	6,203
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/16	1,000	1,097
California State Index Floating Rate G.O. Unlimited Bonds, Series D,
0.81%, Mandatory Put 12/1/17	5,000	5,053
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series A1, J Paul Getty Trust,
0.34%, Mandatory Put 4/1/16	2,675	2,675
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series B2, J Paul Getty Trust,
0.36%, Mandatory Put 4/1/15	10,800	10,803
California State Infrastructure & Economic Development Bank Various Revenue Refunding Bonds, Series A2, The J Paul Getty Trust,
0.34%, Mandatory Put 4/3/17	13,800	13,800
California State Municipal Finance Authority Multi Family Housing Revenue Bonds, Series A, Meadowbrook Housing Partners LP (Collateralized by FHLMC Securities),
0.50%, 4/1/15	8,800	8,810
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/15	3,000	3,170
5.00%, 9/1/16	7,435	8,184
California State Various Purpose G.O. Unlimited Refunding Bonds,
4.00%, 2/1/16	10,500	11,125
California Statewide Communities Development Authority Student Housing Revenue Bonds, UCI East Apartments Irvine LLC, Prerefunded,
5.63%, 5/15/15	4,000	4,192
Contra Costa Transportation Authority Sales Tax Revenue Refunding Bonds,
0.47%, Mandatory Put 12/15/15	10,600	10,609
Los Angeles Solid Waste Resource Revenue Bonds, Series A,
5.00%, 2/1/16	700	753
Los Angeles Solid Waste Resource Revenue Refunding Bonds, Series B,
5.00%, 2/1/16	10,000	10,762
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/14	3,000	3,000

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.9% continued
California - 5.4% continued
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 6/1/15	$5,500	$5,746
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A2,
0.21%, Mandatory Put 5/1/15	8,850	8,851
Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C,
4.00%, 10/1/15	3,000	3,147
Sacramento Municipal Utility District Electricity Revenue Bonds, Series U (AGM Insured),
3.38%, 8/15/15	5,000	5,182
San Francisco City & County Public Utilities Commission Revenue Refunding Bonds, Series A,
3.00%, 10/1/15	3,000	3,108
4.00%, 10/1/15	2,000	2,097
San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C,
5.00%, 6/15/15	2,000	2,094
University of California General Revenue Bonds, Series AF,
5.00%, 5/15/15	10,000	10,431

		157,485

Colorado - 0.9%
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program),
3.00%, 3/1/16	2,250	2,350
Denver City & County G.O. Unlimited Refunding Bonds, Series A, Better Denver,
5.00%, 8/1/15	6,780	7,137
5.00%, 8/1/16	15,000	16,460

		25,947

Connecticut - 1.4%
Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion,
4.00%, 10/15/16	2,640	2,854
Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index,
0.29%, 3/1/16	1,000	997
0.48%, 3/1/18	1,000	995
Connecticut State G.O. Unlimited Bonds, Series D, Sifma Index,
0.94%, 8/15/18	1,500	1,523
Connecticut State G.O. Unlimited Refunding Bonds,
5.00%, 3/15/15	4,000	4,138
Connecticut State G.O. Unlimited Refunding Bonds, Series C,
4.00%, 6/15/16	19,500	20,879
Connecticut State SIFMA Index G.O. Unlimited Bonds, Series B,
0.55%, 3/1/19	1,500	1,501
Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B,
5.00%, 12/1/14	2,760	2,817
Connecticut State Variable G.O. Unlimited Bonds, Series D,
0.35%, 9/15/15	4,000	4,005
University of Connecticut Revenue Bonds, Series A,
4.00%, 8/15/15	2,000	2,086

		41,795

Delaware - 0.1%
University of Delaware Variable Revenue Bonds, Series C,
0.70%, Mandatory Put 5/1/16	2,000	2,006

District of Columbia - 0.7%
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series E,
0.66%, 12/1/15	16,775	16,853
Metropolitan Washington D.C. Airports Authority System Revenue Refunding Bonds, Series A (AMT) (AMBAC Insured),
5.00%, 10/1/14	3,500	3,543

		20,396

Florida - 4.3%
Citizens Property Insurance Corp. Adjustable Personal & Commercial Lines Revenue Bonds, Series S,
1.31%, 6/1/15	23,500	23,693
Citizens Property Insurance Corp. High Risk Revenue Bonds, Series A1, Senior Secured,
5.00%, 6/1/15	19,400	20,258
5.00%, 6/1/16	3,500	3,804

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.9% continued
Florida - 4.3% continued
Citizens Property Insurance Corp. High Risk Senior Secured Revenue Bonds, Series A-1,
6.00%, 6/1/16	$7,330	$8,105
5.50%, 6/1/17	2,600	2,948
Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B (State Gtd.),
5.00%, 1/1/15	2,000	2,049
Florida State Board of Education Lottery Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	7,000	7,001
Florida State Board of Governors University of Central Florida Parking Facility Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	1,235	1,235
Florida State Board of Governors University System Improvement Revenue Refunding Bonds, Series A,
5.00%, 7/1/15	1,000	1,049
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C, Capital Outlay,
5.00%, 6/1/15	4,880	5,098
Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds, Series A, Florida Forever,
5.00%, 7/1/14	3,000	3,000
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/15	3,285	3,443
5.00%, 7/1/16	1,450	1,581
Florida State Turnpike Authority Revenue Bonds, Series B,
5.00%, 7/1/16	7,500	8,195
Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation,
5.00%, 7/1/16	5,000	5,464
Florida State Turnpike Authority Revenue Refunding Bonds, Series C, Department of Transportation,
5.00%, 7/1/16	4,430	4,841
Hillsborough County Aviation Authority, Tampa International Airport Revenue Refunding Bonds, Subseries A (AMT),
4.00%, 10/1/15	2,000	2,094
Jacksonville Special Revenue Refunding Bonds, Series C,
5.00%, 10/1/15	1,000	1,060
Jea Electric System Revenue Bonds, Subseries B,
5.00%, 10/1/14	1,000	1,012
5.00%, 10/1/15	900	954
Jea St. Johns River Power Park System Revenue Refunding Bonds, Issue Two Series 25,
4.00%, 10/1/14	13,500	13,632
Lakeland Energy System Variable Revenue Refunding Bonds,
0.81%, 10/1/17	1,000	1,002
Okeechobee County Solid Waste Disposal Management Landfill Variable Revenue Bonds, Series A,
2.25%, Mandatory Put 7/1/16	1,250	1,288
Pasco County School District Sales TRB,
3.00%, 10/1/15	1,000	1,035
3.00%, 10/1/16	1,250	1,319

		125,160

Georgia - 3.7%
Albany Sales Tax G.O. Unlimited Bonds,
2.00%, 6/1/15	1,300	1,321
Atlanta Airport Revenue Refunding Bonds, Series C (AMT),
4.00%, 1/1/16	2,000	2,110
5.00%, 1/1/17	2,500	2,766
Atlanta Water & Wastewater Revenue Refunding Bonds, Series B,
5.00%, 11/1/15	3,000	3,194
Burke County Development Authority Revenue Bonds, Georgia Power Co. Plant Vogle Project,
1.38%, Mandatory Put 4/4/17	1,000	1,004
Columbia County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 4/1/16	1,800	1,949
DeKalb County Multi Family Housing Authority Revenue Bonds, Oak Forest Apartments Project,
0.50%, Mandatory Put 11/1/15	6,240	6,239
Floyd County Development Authority Revenue Bonds, Power Company Plant Hammond,
0.85%, Mandatory Put 11/19/15	8,400	8,441

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.9% continued
Georgia - 3.7% continued
Georgia State G.O. Unlimited Bonds, Series B,
5.00%, 10/1/14	$4,000	$4,050
Georgia State G.O. Unlimited Bonds, Series C-1,
5.00%, 10/1/16	13,000	14,355
Georgia State G.O. Unlimited Bonds, Series H,
5.00%, 12/1/16	6,000	6,667
Gwinnett County School District Sales Tax G.O. Unlimited Bonds, Series A,
4.00%, 10/1/14	6,500	6,564
Henry County School District G.O. Unlimited Bonds (State Aid Withholding),
2.00%, 12/1/14	1,000	1,008
Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series A,
0.31%, Mandatory Put 9/1/14	26,100	26,100
0.34%, Mandatory Put 7/1/17(3)	20,500	20,500
Municipal Electric Authority of Georgia Revenue Bonds, Series A, Combined Cycle Project,
4.00%, 11/1/14	1,000	1,013
Private Colleges & Universities Authority Revenue Bonds, Series A, Emory University,
4.00%, 10/1/15	1,390	1,456

		108,737

Hawaii - 0.3%
Hawaii State Airports System Revenue Refunding Bonds (AMT),
5.00%, 7/1/14	1,335	1,335
Hawaii State G.O. Unlimited Refunding Bonds, Series EK,
5.00%, 8/1/16	1,000	1,097
Hawaii State Housing Finance & Development Corp. Multi Family Revenue Bonds, Series A, Halekauwila Place,
0.70%, 12/1/15	6,000	6,003

		8,435

Idaho - 0.3%
Idaho Housing & Finance Association Unemployment Compensation Revenue Bonds,
4.00%, 8/15/14	10,000	10,048

Illinois - 0.3%
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facility Charge,
5.00%, 1/1/15	1,250	1,281
Evanston G.O. Unlimited Refunding Bonds, Series B,
2.00%, 12/1/15	1,920	1,967
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series A,
5.00%, 6/15/16	4,000	4,365

		7,613

Indiana - 0.3%
Indiana State Health Facility Financing Authority Revenue Bonds, Series A6, Ascension Health Sub Credit,
0.32%, Mandatory Put 12/1/15	7,500	7,497

Iowa - 0.1%
Des Moines Waterworks Revenue Refunding Bonds, Series B,
3.00%, 12/1/14	1,000	1,012
Johnston G.O. Unlimited Refunding Bonds, Series A,
4.00%, 6/1/15	1,225	1,268

		2,280

Kansas - 0.0%
Overland Park Internal Improvement G.O. Unlimited Bonds,
4.00%, 9/1/14	770	775

Kentucky - 0.1%
Danville City Water & Sewer Revenue Bonds, BANS,
2.00%, 8/1/16	2,000	2,048
Kentucky State Asset Liability Commission General Receipts Revenue Bonds, Series A, University Project Notes (AMBAC Insured),
5.00%, 10/1/15	2,215	2,347

		4,395

Louisiana - 1.4%
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/15	1,000	1,051
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A, 2nd Lien, Libor Index,
0.58%, Mandatory Put 5/1/18	19,000	19,028

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.9% continued
Louisiana - 1.4% continued
Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series B2, Second Lien,
0.66%, Mandatory Put 5/1/18	$20,000	$20,029

		40,108

Maine - 0.0%
South Portland G.O. Unlimited Bonds,
4.00%, 7/15/14	1,500	1,502

Maryland - 4.2%
Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 4/1/16	3,215	3,480
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/17	5,500	6,135
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/16	13,150	14,566
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series A,
3.00%, 3/15/15	1,000	1,020
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B,
5.00%, 3/15/16	4,150	4,485
5.00%, 3/15/17	6,000	6,721
Maryland State & Local Facilities Loan of 2013 G.O. Unlimited Bonds, First Series,
5.00%, 3/1/16	4,000	4,316
Maryland State Department of Transportation Consolidated Revenue Bonds,
4.00%, 2/15/16	4,855	5,150
5.50%, 6/1/17	6,200	7,082
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series C, (The) Johns Hopkins Health System,
0.93%, Mandatory Put 11/15/17	5,000	5,020
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series D, (The) Johns Hopkins Health System,
0.93%, Mandatory Put 11/15/17	5,000	5,020
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Series A, Johns Hopkins Health System,
10.72%, Mandatory Put 5/15/18	15,100	15,081
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Series B, Johns Hopkins Health System,
0.68%, Mandatory Put 5/15/18	10,700	10,678
Maryland State Housing & Community Development Administration Department Variable Revenue Bonds, Series B,
1.01%, Mandatory Put 3/1/16	1,100	1,106
Montgomery County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/16	4,000	4,375
Montgomery County G.O. Unlimited Bonds, Series A,
5.00%, 7/1/14	1,800	1,800
Montgomery County Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/16	12,000	13,292
Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 9/15/14	2,935	2,965
Prince Georges County Consolidated Public Improvement G.O. Limited Refunding Bonds, Series B,
5.00%, 9/15/14	2,800	2,829
University System of Maryland Auxilary Facility & Tuition Revenue Bonds, Series A,
5.00%, 4/1/16	4,570	4,949
University System of Maryland Auxilary Facility & Tuition Revenue Refunding Bonds, Series B,
4.00%, 4/1/16	3,500	3,726

		123,796

Massachusetts - 3.5%
Boston G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/14	1,050	1,054
Cambridge Municipal Purpose Loan G.O. Limited Bonds,
2.00%, 2/15/15	3,175	3,213

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.9% continued
Massachusetts - 3.5% continued
Massachusetts Development Finance Agency Revenue Bonds, Series P, TUFTS University,
3.00%, Mandatory Put 2/16/16	$4,740	$4,944
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series A, University of Massachusetts,
0.70%, Mandatory Put 4/1/16	7,500	7,508
Massachusetts Housing Development Finance Agency Revenue Bonds, Colonial Estates,
0.95%, 3/1/16	9,900	9,938
Massachusetts Housing Finance Agency Revenue Bonds, Series E,
0.95%, 6/1/16	4,500	4,518
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-1, Boston University,
0.64%, Mandatory Put 3/30/17	8,000	8,000
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-6E, Boston University,
0.61%, Mandatory Put 9/30/16	5,100	5,111
Massachusetts State Development Finance Agency Variable Revenue Bonds, Series M,
0.61%, Mandatory Put 1/30/18	24,500	24,500
Massachusetts State Federal Highway Revenue Bonds, Accelerated GANS, Series A,
4.00%, 6/15/16	1,000	1,073
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 12/1/16	6,000	6,665
Massachusetts State G.O. Limited Refunding Bonds, Series A, Sifma Index,
0.25%, 2/1/15	7,000	7,000
Massachusetts State Housing Finance Agency Revenue Bonds, Series A, Construction Loan Notes,
0.65%, 12/1/16	1,000	1,000
Massachusetts State Housing Finance Agency Revenue Bonds, Series C, Construction Loan Notes,
0.95%, 12/1/15	5,000	5,024
Massachusetts State Housing Finance Agency Revenue Notes, Series F, Construction Loan Notes (G.O. of Agency Insured),
0.65%, 12/1/14	2,600	2,601
Massachusetts State School Building Authority Sales TRB, Series A (NATL-RE Insured), Prerefunded,
5.00%, 8/15/15	2,250	2,372
Nantucket G.O. Limited Refunding Bonds,
2.00%, 10/1/15	1,035	1,059
Springfield State Qualified Municipal Purpose Loan G.O. Limited Bonds (AGM Insured State Aid Withholding),
5.75%, 8/1/14	1,025	1,030
University of Massachusetts Building Authority Revenue Refunding Bonds, Senior Series 2 (AMBAC Insured),
4.00%, 11/1/15	5,000	5,254

		101,864

Michigan - 0.9%
Michigan State Finance Authority Revenue Bonds, Series A, Unemployment Obligation Assessment,
5.00%, 7/1/14	10,000	10,001
Michigan State Finance Authority Revenue Refunding Bonds, Clean Water Subordinate State Revolving Fund,
5.00%, 10/1/15	1,650	1,750
Michigan State Finance Authority Revenue Refunding Bonds, Drinking Water Subordinate State Revolving Fund,
5.00%, 10/1/15	2,275	2,413
Michigan State G.O. Unlimited Refunding Bonds,
5.50%, 12/1/15	1,075	1,156
Saline Area Schools Variable G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
0.61%, Mandatory Put 11/2/15	12,200	12,188

		27,508

Minnesota - 4.2%
Chaska Independent School District No. 112 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured),
2.00%, 2/1/15	1,595	1,612
Metropolitan Council Minneapolis- Saintpaul Metropolitan Area G.O. Unlimited Bonds, Series C, Transit Notes,
5.00%, 3/1/16	10,205	11,012

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.9% continued
Minnesota - 4.2% continued
Metropolitan Council Minneapolis- Saintpaul Metropolitan Area G.O. Unlimited GANS, Series A,
1.00%, 3/1/16	$38,700	$39,050
Minnesota State Appropriation General Fund Revenue Bonds, Series A,
3.00%, 6/1/16	1,500	1,576
4.00%, 6/1/16	2,000	2,140
Minnesota State G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/1/16	7,000	7,752
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/16	13,670	15,000
Minnesota State Public Facilities Authority Water PCR Refunding Bonds, Series B,
5.00%, 3/1/17	22,000	24,610
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 8/1/14	5,500	5,523
5.00%, 8/1/16	10,000	10,973
Moorhead Independent School Building District No. 152 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured),
5.00%, 4/1/16	2,500	2,706

		121,954

Municipal States Pooled Securities - 1.1%
BB&T Municipal Trust Variable Revenue Bonds, Series C (Rabobank Nederland LOC),
0.56%, 12/1/15	7,667	7,668
Nuveen Dividend Advantage Municipal Fund 3 Tax-Exempt Preferreds (AMT), Important Institutional Municipal Fund,
0.81%, 10/1/17(1) (2)	25,000	25,000

		32,668

Nebraska - 0.2%
Washington County Wastewater Solid Waste Disposal Facilities Variable Revenue Refunding Bonds (AMT), Cargill, Inc. Projects,
1.38%, Mandatory Put 9/1/15	5,830	5,880

Nevada - 1.3%
Clark County Airport System Revenue Bonds, Series C1 (AMT), Junior Sub Lien,
2.50%, 7/1/15	7,750	7,924
Clark County Airport System Revenue Refunding Bonds, Series A-1 (AMT), Subordinate Lien,
5.00%, 7/1/15	2,250	2,359
5.00%, 7/1/16	3,000	3,265
Clark County Highway Improvement Motor Vehicle Fuel Tax Revenue Refunding Bonds,
5.00%, 7/1/14	3,000	3,000
Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
4.00%, 6/15/16	7,200	7,705
Nevada Special Revenue Bonds, Unemployment Compensation Fund,
5.00%, 6/1/16	6,500	7,078
Washoe County School Building District G.O. Limited Refunding Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 6/1/15	5,355	5,594

		36,925

New Jersey - 2.7%
Monmouth County Improvement Authority Revenue Refunding Bonds, Government Pooled Loan (County & Municipal Government Gtd.),
4.00%, 12/1/14	1,000	1,016
New Jersey Building Authority Revenue Refunding Bonds, Series A,
5.00%, 6/15/16	3,000	3,255
New Jersey Environmental Infrastructure Trust Revenue Bonds,
3.00%, 9/1/14	1,000	1,005
New Jersey State EDA Revenue Bonds, Series O, School Facilities Construction, Prerefunded,
5.13%, 3/1/15	24,455	25,261
5.25%, 3/1/15	11,240	11,620
New Jersey State EDA School Facilities Construction Revenue Notes, Series G, Sifma Index,
0.64%, 2/1/15	3,000	3,002
New Jersey State EDA Solid Waste Facilities Revenue Bonds, Series A (AMT), Disposal Waste Management,
0.55%, 6/1/15	1,800	1,800
New Jersey State Educational Facilities Authority Revenue Bonds, Series B, Princeton University,
5.00%, 7/1/14	4,000	4,001

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.9% continued
New Jersey - 2.7% continued
New Jersey State Housing & Mortgage Finance Agency Conduit Revenue Bonds, Series E, Broadway Townhouses Project,
0.60%, 12/1/16	$2,000	$2,000
New Jersey State Housing & Mortgage Finance Agency Revenue Bonds, Series 4 (AMT),
0.90%, 5/1/15	2,860	2,861
New Jersey State Transportation Program Trust Fund Authority Revenue Bonds, Series AA,
4.00%, 6/15/15	6,000	6,210
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A,
4.00%, 12/15/15	1,550	1,631
5.00%, 12/15/15	1,435	1,531
New Jersey State Turnpike Authority Revenue Bonds, Series D,
0.74%, Mandatory Put 1/1/18	3,200	3,213
New Jersey State Turnpike Authority Variable Revenue Bonds, Series B,
0.81%, Mandatory Put 12/22/14	9,000	9,006
Newark G.O. Unlimited Qualified General Improvement Refunding Bonds, Series A (State Aid Withholding),
4.00%, 7/15/14	1,905	1,908

		79,320

New York - 8.5%
Brookhaven G.O. Limited Bonds, Series A,
3.00%, 2/1/17	6,565	7,004
Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3A,
0.29%, Mandatory Put 11/1/14	3,600	3,598
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Subseries B-2,
3.00%, 11/1/14	2,000	2,020
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding Bonds, Series A,
4.00%, 11/15/14	1,500	1,522
Metropolitan Transportation Authority Revenue Bonds, Series B,
3.00%, 11/15/14	1,250	1,263
Metropolitan Transportation Authority Revenue Bonds, Series B-1,
5.00%, 11/15/14	3,210	3,269
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F,
5.00%, 11/15/14	24,000	24,440
Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries G-4,
0.94%, Mandatory Put 11/1/17	7,000	7,087
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured),
0.70%, Mandatory Put 5/15/18	9,200	9,211
Metropolitan Transportation Various Authority Dedicated Tax Fund Revenue Refunding Bonds, Series 2008A-2A,
0.44%, Mandatory Put 6/1/17	5,000	5,000
New York City G.O. Unlimited Bonds, Series E,
5.00%, 8/1/16	1,220	1,337
New York City G.O. Unlimited Bonds, Series B,
3.00%, 8/1/15	2,000	2,062
New York City G.O. Unlimited Bonds, Series H,
2.00%, 8/1/15	2,500	2,550
New York City G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/16	7,000	7,525
New York City Housing Development Corp. MF Housing Revenue Bonds, Series E-1-A,
0.75%, 11/1/16	2,000	2,002
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B1,
5.00%, 11/1/15	5,000	5,323
5.00%, 11/1/16	3,000	3,320
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E,
5.00%, 11/1/14	14,865	15,109
New York City Transitional Finance Authority Future TRB, Subseries D, Fiscal 2013,
5.00%, 11/1/16	5,000	5,533
New York City Trust for Cultural Resources Revenue Bonds, Julliard School,
2.10%, Mandatory Put 7/1/15	3,500	3,560

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.9% continued
New York - 8.5% continued
New York Fiscal 2008 G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/15	$3,000	$3,158
New York G.O. Unlimited Bonds, Series E,
5.00%, 8/1/15	7,000	7,369
New York G.O. Unlimited Bonds, Series H, Subseries H-B,
5.00%, 3/1/16	4,875	5,261
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A,
5.00%, 2/15/17	2,400	2,682
New York State Dormitory Authority Personal Income TRB, Series B,
5.00%, 3/15/15	6,000	6,207
New York State Dormitory Authority Personal Income TRB, Series C, Group A,
4.00%, 3/15/16(3)	23,500	24,978
New York State Dormitory Authority Personal Income TRB, Series D,
5.00%, 6/15/16	8,000	8,725
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, State University Dormitory Facilities,
4.00%, 7/1/15	1,700	1,765
New York State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/16	10,000	10,800
New York State Thruway Authority General Revenue Bonds, Second Series B (NATL Insured),
5.00%, 4/1/16	10,095	10,698
Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.68%, Optional Put 10/1/17(1) (2)	15,000	15,000
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 167 (AMT) (G.O. of Authority Insured),
5.00%, 9/15/14	4,000	4,040
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 169 (AMT) (G.O. of Authority Insured),
5.00%, 10/15/14	10,000	10,139
Suffolk County Water Authority Revenue BANS, Series A,
4.00%, 1/15/16	11,500	12,158
Suffolk County Water Authority Revenue BANS, Series B,
3.00%, 1/15/15	10,000	10,154
Triborough Bridge & Tunnel Authority Variable Revenue Refunding Bonds, General Subseries B-4,
0.62%, Mandatory Put 1/3/17	3,000	3,005

		248,874

North Carolina - 1.8%
Charlotte COPS, Series A,
5.00%, 12/1/14	3,000	3,061
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/15	2,225	2,334
Mecklenburg County COPS, Series A,
0.41%, Mandatory Put 2/1/16	10,000	9,952
Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 10/1/14	3,500	3,543
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
3.50%, 5/1/15	4,000	4,113
North Carolina State G.O. Unlimited Refunding Bonds, Series D,
3.00%, 6/1/15	2,575	2,643
North Carolina State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 5/1/15	16,075	16,730
5.00%, 5/1/16	2,000	2,173
North Carolina State Limited Obligation Revenue Bonds Series A,
5.00%, 5/1/15	6,000	6,244
North Carolina State University at Raleigh General Revenue Refunding Bonds,
3.00%, 10/1/14	1,500	1,511
Winston Salem Limited Obligation Revenue Bonds, Series A (County Gtd.),
4.00%, 3/1/15	1,500	1,539

		53,843

Ohio - 2.2%
Columbus City G.O. Unlimited Bonds, Series A,
3.00%, 2/15/15	17,000	17,306
Columbus City G.O. Unlimited Refunding Bonds, Series 2012-3,
4.00%, 8/15/15	8,485	8,852

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.9% continued
Ohio - 2.2% continued
Columbus City G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/16	$12,915	$13,906
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 2/15/16	12,000	12,923
Franklin County Various Purpose G.O. Limited Tax Bonds,
3.00%, 12/1/15	1,500	1,560
Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation,
0.53%, 1/1/18	2,000	1,998
Ohio State Infrastructure Improvement G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/14	2,500	2,511
Ohio State Lease Appropriation Revenue Bonds, Series A, Mental Health,
3.00%, 2/1/16	1,750	1,823
Ohio State Multi Family Housing Finance Agency Revenue Notes, Maple Park Place Apartments Project,
0.60%, 12/1/14	2,600	2,604
Ohio State Water Development Authority Solid Waste Disposal Variable Revenue Bonds, Waste Management Project,
2.25%, Mandatory Put 7/1/16	1,500	1,545
Ohio State Water Quality Development Authority PCR Bonds, Series F, Prerefunded,
5.00%, 6/1/15	1,000	1,044

		66,072

Oklahoma - 0.0%
Oklahoma County Independent School District No. 12 Edmond Combined Purpose G.O. Unlimited Bonds,
2.50%, 3/1/15	700	711

Oregon - 0.4%
Gilliam County Solid Waste Management Disposal Variable Revenue Bonds, Series A (AMT),
2.50%, Mandatory Put 5/1/17	5,000	5,163
Port of Portland International Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/15	1,550	1,623
Portland G.O. Limited TRB, Milwaukie,
3.00%, 9/1/14	1,000	1,005
4.00%, 9/1/15	1,350	1,410
Portland Public Safety Projects & Emerging G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/15/16	1,750	1,910
Tri-County Metropolitan Transportation District Revenue Bonds, Series A,
3.00%, 9/1/14	1,190	1,196

		12,307

Pennsylvania - 2.2%
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project,
1.75%, Mandatory Put 12/1/15	3,000	3,058
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Various Revenue Bonds (AMT), Waste Management, Inc. Project,
2.25%, Mandatory Put 7/1/19	2,970	2,970
Pennsylvania State Economic Development Financing Authority Unemployment Compensation Revenue Bonds, Series A,
5.00%, 7/1/15	4,000	4,195
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.00%, 1/1/15	1,890	1,936
5.00%, 10/15/16	4,000	4,424
Pennsylvania State G.O. Unlimited Bonds, Third Series (AGM Insured),
5.00%, 9/1/14	10,000	10,083
Pennsylvania State G.O. Unlimited Refunding Bonds, First Series,
5.00%, 7/1/14	1,700	1,700
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 114A (AMT),
1.05%, 4/1/15	625	627
Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B-1,
0.36%, 12/1/16	13,000	13,001
0.66%, 12/1/18	12,000	12,005
Pennsylvania Turnpike Commission Variable Revenue Bonds, Series B,
0.46%, 12/1/15	6,000	6,013

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.9% continued
Pennsylvania - 2.2% continued
Philadelphia G.O. Unlimited Bonds, Series A,
5.00%, 7/15/15	$2,070	$2,173
5.00%, 7/15/16	1,000	1,092
Philadelphia Water & Wastewater Revenue Refunding Bonds, Series A,
5.00%, 6/15/16	1,500	1,636
State Public School Building Authority Lease Revenue Bonds, School District of Philadelphia Project (State Intercept Program),
5.00%, 4/1/15	1,000	1,036

		65,949

South Carolina - 0.6%
Lexington & Richland School District No. 5 G.O. Unlimited Bonds, Series B (SCSDE Insured),
4.00%, 3/1/15	3,555	3,646
South Carolina State Highway G.O. Unlimited Refunding Bonds, Series A,
4.00%, 6/1/16	14,000	14,991

		18,637

Tennessee - 0.1%
Knoxville G.O. Unlimited Bonds,
4.00%, 5/1/15	3,245	3,350

Texas - 8.7%
Austin Public Property Finance Contractual G.O. Limited Bonds,
3.00%, 5/1/15	1,845	1,890
Beckville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 2/15/17	980	1,043
Calhoun County Independent School Building District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 2/15/16	5,315	5,549
Dallas County G.O. Limited Tax Notes,
3.00%, 2/15/16	4,000	4,165
Dallas G.O. Limited Refunding Bonds, Series C, Prerefunded, Escrowed to Maturity,
4.00%, 2/15/15	10	10
Dallas G.O. Limited Refunding Bonds, Series C, Unrefunded Balance,
4.00%, 2/15/15	2,875	2,945
Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 8/15/16	3,000	3,232
DeSoto Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.00%, 8/15/16	1,035	1,093
Fort Bend Independent School District G.O. Unlimited Refunding Bonds,
3.50%, 2/15/15	1,000	1,021
Grand Parkway Transportation Corp. System Toll Revenue BANS, Series A,
3.00%, 12/15/16	21,000	22,252
Harris County G.O. Limited Refunding Bonds, Series A,
4.00%, 10/1/14	4,500	4,544
Houston Higher Education Finance Corp. Variable Revenue Refunding Bonds, Series B, Rice University,
0.59%, Mandatory Put 11/16/17	38,500	38,656
Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.),
0.88%, Mandatory Put 6/1/16	16,100	16,188
Houston Independent Schoolhouse District G.O. Limited Tax Bonds, Series B (PSF-Gtd.),
0.95%, Mandatory Put 6/1/17	5,500	5,518
Houston Utility System Combined Revenue Refunding Bonds, Series D, First Lien,
5.00%, 11/15/16(3)	1,500	1,662
Houston Utility System Revenue Refunding Bond, Series A, Sifma Index,
0.61%, Mandatory Put 6/1/15	2,000	2,003
Lubbock G.O. Limited Refunding Bonds (NATL-RE Insured),
4.00%, 2/15/15	4,470	4,576
Midlothian Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.), Prerefunded,
2.25%, 8/1/14	4,300	4,308
North Texas State Municipal Water District Upper Efork Waste Water Intercept Revenue Refunding & Improvement Bonds,
3.00%, 6/1/15	2,000	2,052
North Texas Tollway Authority Variable Revenue Refunding Bonds, Series A, First Tier,
0.86%, Mandatory Put 1/1/19	6,000	6,000

FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.9% continued
Texas - 8.7% continued
Plano Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/15	$5,000	$5,153
5.00%, 2/15/15	2,190	2,257
Sam Rayburn Municipal Power Agency Revenue Refunding Bonds,
5.00%, 10/1/14	1,000	1,011
San Antonio Electric & Gas System Variable Revenue Refunding Bonds, Series B, Junior Lien,
2.00%, Mandatory Put 12/1/15	1,500	1,527
San Antonio General Improvement G.O. Limited Refunding Bonds,
5.00%, 2/1/16	2,600	2,797
San Antonio General Improvement G.O. Limited Bonds,
4.00%, 2/1/15	2,000	2,046
San Antonio Water System Variable Revenue Refunding Bonds, Junior Lien,
0.74%, Mandatory Put 11/1/16	7,500	7,501
San Antonio Water System Variable Revenue Refunding Bonds, Series B, Junior Lien,
0.46%, Mandatory Put 11/1/17	21,500	21,500
Texas State Highway Improvement G.O. Unlimited Bonds, Series B,
5.00%, 4/1/16	1,500	1,625
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
3.00%, 10/1/16(3)	14,000	14,828
Texas State PFA Revenue Refunding Bonds, Series A, Assessment Unemployment Compensation,
5.00%, 1/1/17	7,000	7,784
Texas State Transportation Commission Highway Fund Floating Revenue Bonds, Series B, First Tier,
0.41%, Mandatory Put 4/1/17	43,000	43,043
University of Texas Financing System Revenue Bonds, Series B, Prerefunded,
5.00%, 8/15/16	9,130	10,033
University of Texas Financing System Revenue Refunding Bonds, Series A,
4.00%, 8/15/14	4,500	4,522

		254,334

Utah - 0.4%
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Insured),
4.00%, 6/1/15	6,965	7,209
Intermountain Power Agency Power Supply Revenue Refunding Bonds, Subseries A,
3.00%, 7/1/15	4,000	4,114
Utah State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/14	1,000	1,000

		12,323

Virginia - 1.7%
Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 10/1/14	8,270	8,331
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/14	2,000	2,041
Norfolk Capital Improvement G.O. Unlimited Bonds, Series C,
5.00%, 4/1/16	1,405	1,521
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds, Prerefunded,
5.63%, 6/1/15	2,550	2,678
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series 2, Public Higher Educational Financing Authority (State Intercept Program),
5.00%, 9/1/15	3,105	3,281
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A, 21st Century College & Equipment,
5.00%, 2/1/15	7,000	7,200
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series A, 21st Century College (State Intercept Program),
5.00%, 2/1/17	4,725	5,264
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program (State Intercept Program),
5.00%, 9/1/15	1,000	1,056

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 66.9% continued
Virginia - 1.7% continued
Virginia State Housing Development Authority Commonwealth Mortgage Revenue Bonds, Subseries A-2 (AMT) (G.O. of Authority Insured),
4.30%, 4/1/15	$4,000	$4,011
4.40%, 4/1/16	3,200	3,260
Virginia State Public School Authority Revenue Bonds,
5.00%, 4/15/15	8,035	8,345
Virginia State Public School Authority Revenue Refunding Bonds, Series B, School Financing 1997 Resolution,
5.25%, 8/1/14	1,000	1,004
Virginia State Public School Authority Special Obligation Prince William Revenue Bonds (State Aid Withholding),
5.00%, 7/15/15	3,285	3,451

		51,443

Washington - 2.0%
Central Puget Sound Regional Transportation Authority Revenue Refunding Bonds, Series P-1,
5.00%, 2/1/17	1,500	1,673
Pierce County School District No. 10 Tacoma G.O. Unlimited BANS,
2.00%, 12/1/14	20,000	20,150
Port of Seattle Intermediate Revenue Refunding Bonds, Series B (AMT),
3.00%, 8/1/14	1,000	1,002
Tacoma Electric System Revenue Refunding Bonds, Series A,
5.00%, 1/1/16	1,750	1,874
Washington State G.O. Unlimited Bonds, Series E,
5.00%, 2/1/15	5,320	5,472
5.00%, 2/1/16	5,000	5,376
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/16	5,000	5,470
Washington State Local Agency Personal Property COPS, Series A,
5.00%, 7/1/16	3,765	4,114
Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/17	4,500	5,013
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series B (AGM Insured), Prerefunded,
5.00%, 7/1/15	5,010	5,253
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Refunding Bonds,
5.00%, 7/1/15	2,500	2,622

		58,019

West Virginia - 0.1%
Marshall County Board of Education Public School G.O. Unlimited Bonds (NATL-RE Insured),
4.50%, 5/1/15	1,000	1,035
West Virginia State Housing Finance Development Fund Revenue Bonds, Series A (AMT),
0.65%, 11/1/16(3)	1,290	1,284

		2,319

Wisconsin - 0.2%
Madison G.O. Unlimited Promissory Notes, Series A,
5.00%, 10/1/14	4,300	4,353
Northeast Wisconsin Technical College District G.O. Unlimited Promissory Notes, Series B,
2.00%, 4/1/15	1,100	1,115

		5,468

Wyoming - 0.0%
Wyoming State Community Development Authority Housing Revenue Bonds, Series 1 (AMT),
4.40%, 12/1/15	1,130	1,161

Total Municipal Bonds (Cost $1,960,884)		1,964,872

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.1%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(4) (5)	61,983,039	$61,983

Total Investment Companies (Cost $61,983)		61,983

FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.3%
California State Municipal Finance Authority Solid Waste Disposal VRDB, Series A, Waste Management, Inc. Project,
2.00%, 9/2/14	$1,000	$1,003
California State Pollution Control Financing Authority Solid Waste Disposal Refunding VRDB, Series A (AMT), Republic Services,
0.50%, 8/1/14	8,000	8,000
California State Pollution Control Financing Authority Solid Waste Disposal Refunding VRDB, Series B, Republic Services,
0.35%, 8/1/14(1)(2)	1,500	1,500
California State Pollution Control Financing Authority Solid Waste Disposal VRDB, Series A (AMT), Waste Management Project,
0.70%, 5/1/15	1,500	1,500
California State School Cash Reserve Program Authority Revenue Notes, Series O,
2.00%, 12/31/14	3,000	3,026
Charles City & County IDA Solid Waste Disposal Facility Adjustable VRDB (AMT), Waste Management, Inc. Project,
1.88%, 4/1/15	750	758
Connecticut State Development Authority PCR VRDB, Series A (AMT), Connecticut Light & Power Project,
1.55%, 4/1/15	13,815	13,926
Connecticut State Economic Recovery Variable G.O. Unlimited Bonds, Series A1,
0.34%, 7/1/16	12,000	12,000
Connecticut State Health & Educational Facilities Authority VRDB, Series A-4, Yale University,
5.00%, 2/12/15	6,810	7,014
Houston Independent School District House G.O. Limited Tax VRDB, Series B (PSF-Gtd.),
1.50%, 6/1/15	10,000	10,110
Indiana State Development Finance Authority VRDB, Series A (AMT), PSI Energy, Inc. Projects,
0.36%, 12/1/38	12,600	12,600
Indiana State Finance Authority Economic Development VRDB (AMT), Republic Services, Inc. Project,
0.40%, 9/2/14	2,000	2,000
Indiana State Health Facility Financing Authority VRDB, Series A1, Ascension Health Care Group,
1.50%, 8/1/14	5,250	5,255
Kentucky State Economic Development Finance Authority Solid Waste Disposal Refunding VRDB, Series B, Republic Services, Inc. Project,
0.30%, 9/2/14	5,000	5,000
Louisa IDA PCR VRDB, Series C, Virginia Electric & Power Co. Project,
1.50%, 12/1/14	2,000	2,005
Lowell Limited Obligation Industrial Various Revenue Bonds (AMT), Litehouse, Inc. Project (Fifth Third Bank LOC),
0.45%, 8/1/33	1,035	1,035
Michigan State Hospital Finance Authority VRDB, Ascension Health Care Group,
0.90%, 3/16/15	3,815	3,828
Mississippi State Business Finance Corp. Solid Waste Disposal VRDB, Waste Management, Inc. Project,
2.25%, 11/3/14	4,700	4,726
Pennsylvania State Economic Development Financing Authority Solid Waste Disposal VRDB, Series A, Waste Management Project,
3.70%, 5/1/15	1,500	1,541
Yavapai County IDA Solid Waste Disposal VRDB, Series A (AMT), Waste Management, Inc. Project,
0.63%, 3/2/15	1,250	1,250

Total Short-Term Investments (Cost $97,885)		98,077

Total Investments - 101.9% (Cost $2,980,825)		2,990,931

Liabilities less Other Assets - (1.9)%		(55,546)

NET ASSETS - 100.0%		$2,935,385

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2014, the value of these restricted illiquid securities amounted to approximately $93,667,000 or 3.2% of net assets. Additional information on each restricted illiquid security is as follows:

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ABN AMRO Bank N.V.,
1.03%, 10/28/16	10/23/13	$10,000

Actavis Funding SCS,
1.30%, 6/15/17	6/10/14	9,974

ARC Properties Operating Partnership L.P./Clark Acquisition LLC,
2.00%, 2/6/17	2/4/14	9,997

California State Pollution Control Financing Authority Solid Waste Disposal Refunding VRDB, Series B, Republic Services,
0.35%, 8/1/14	4/30/14	1,500

Hyundai Capital America,
1.45%, 2/6/17	2/3/14	2,998

Hyundai Capital Services, Inc.,
1.03%, 3/18/17	3/11/14	4,000

Macquarie Bank Ltd.,
1.65%, 3/24/17	3/18/14	5,000

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund,
0.68%, 10/1/17	3/27/14	15,000

Nuveen Dividend Advantage Municipal Fund 3 Tax-Exempt Preferreds (AMT), Important Institutional Municipal Fund,
0.81%, 10/1/17	3/27/14	25,000

Sinopec Group Overseas Development 2014 Ltd.,
1.15%, 4/10/19	4/2/14	10,000

(3)	When-Issued Security.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $83,141,000 with net sales of approximately $21,158,000 during the three months ended June 30, 2014.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	22.7%
AA	34.5
A	29.7
BBB	8.5
A2 (Short Term)	0.5
Not rated	2.0
Cash Equivalents	2.1

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$40,854	(1)	$—	$40,854
Corporate Bonds	—	459,561	(1)	—	459,561
Foreign Issuer Bonds	—	365,584	(1)	—	365,584
Municipal Bonds	—	1,964,872	(1)	—	1,964,872
Investment Companies	61,983	—		—	61,983
Short-Term Investments	—	98,077		—	98,077

Total Investments	$61,983	$2,928,948		$—	$2,990,931

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,980,825

Gross tax appreciation of investments	$10,352
Gross tax depreciation of investments	(246)

Net tax appreciation of investments	$10,106

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

EDA - Economic Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GANS - Government Anticipation Notes

Gtd. - Guaranteed

IDA - Industrial Development Authority

LOC - Letter of Credit

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

TRB - Tax Revenue Bonds

VRDB - Variable Rate Demand Bonds

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.0%
Auto Floor Plan - 0.7%
Ford Credit Floorplan Master Owner Trust, Series 2013-3, Class A1,
0.79%, 6/15/17	$2,400	$2,407
Ford Credit Floorplan Master Owner Trust, Series 2013-5, Class A2,
0.62%, 9/15/18	3,000	3,007
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1,
1.20%, 2/15/19	2,000	1,999
GE Dealer Floorplan Master Note Trust, Series 2011-1A, Class A,
0.75%, 7/20/16	2,000	2,001
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A,
0.59%, 10/20/17	2,000	2,005
Mercedes-Benz Master Owner Trust, Series 2012-BA, Class A,
0.42%, 11/15/16(1)	1,250	1,250

		12,669

Automobile - 3.5%
Ally Auto Receivables Trust of Lease, Series 2014-SN1, Class A2A,
0.52%, 10/20/16	2,500	2,501
Ally Auto Receivables Trust, Series 2013-1, Class A2,
0.46%, 10/15/15	651	652
Ally Auto Receivables Trust, Series 2013-2, Class A2A,
0.54%, 7/15/16	2,828	2,830
ARI Fleet Lease Trust, Series 2013-A, Class A2,
0.70%, 12/15/15(1)	2,173	2,175
ARI Fleet Lease Trust, Series 2014-A, Class A2,
0.81%, 11/15/22(1) (2)	5,000	5,005
CarMax Auto Owner Trust, Series 2013-1, Class A2,
0.42%, 3/15/16	374	374
CarMax Auto Owner Trust, Series 2013-3, Class A2,
0.59%, 8/15/16	3,266	3,269
.Enterprise Fleet Financing LLC, Series 2013-1, Class A2,
0.68%, 9/20/18(1)	2,293	2,293
Enterprise Fleet Financing LLC, Series 2013-2, Class A2,
1.06%, 3/20/19(1)	2,913	2,926
Ford Credit Auto Lease Trust, Series 2013-A, Class A2,
0.46%, 5/15/15	1,289	1,289
Ford Credit Auto Lease Trust, Series 2013-B, Class A2A,
0.59%, 1/15/16	975	976
Ford Credit Auto Lease Trust, Series 2014-A, Class A2A,
0.50%, 10/15/16	2,800	2,802
Ford Credit Auto Owner Trust, Series 2013-B, Class A2,
0.38%, 2/15/16	1,574	1,574
Ford Credit Auto Owner Trust, Series 2013-D, Class A2,
0.45%, 8/15/16	2,590	2,592
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A2,
0.51%, 9/15/15(1)	1,817	1,817
Hyundai Auto Lease Securitization Trust, Series 2013-B, Class A2,
0.75%, 3/15/16(1)	6,673	6,686
Hyundai Auto Lease Securitization Trust, Series 2014-A, Class A2,
0.52%, 7/15/16(1) (2)	1,000	1,001
Hyundai Auto Lease Securitization Trust, Series 2014-B, Class A2,
0.61%, 2/15/17(1) (2)	2,000	2,001
Hyundai Auto Receivables Trust, Series 2013-A, Class A2,
0.40%, 12/15/15	1,246	1,246
Hyundai Auto Receivables Trust, Series 2013-B, Class A2,
0.53%, 3/15/16	1,836	1,837
M&T Bank Auto Receivables Trust, Series 2013-1A, Class A2,
0.66%, 2/16/16(1)	1,879	1,880
Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A2,
0.49%, 6/15/15	1,314	1,314
Mercedes-Benz Auto Lease Trust, Series 2013-B, Class A3,
0.62%, 7/15/16	3,000	3,004
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A2A,
0.48%, 6/15/16	5,000	5,004
Nissan Auto Receivables Owner Trust, Series 2013-A, Class A2,
0.37%, 9/15/15	456	456

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.0% continued
Automobile - 3.5% continued
Santander Drive Auto Receivables Trust, Series 2014-3, Class A2A,
0.54%, 8/15/17	$1,800	$1,800
Volkswagen Auto Lease Trust, Series 2014-A, Class A2A,
0.52%, 10/20/16	1,300	1,301
World Omni Auto Receivables Trust, Series 2012-B, Class A2,
0.43%, 11/16/15	178	178

		60,783

Credit Card - 5.8%
American Express Credit Account Master Trust, Series 2012-5, Class A,
0.59%, 5/15/18	4,400	4,407
American Express Credit Account Master Trust, Series 2013-1, Class A,
0.57%, 2/16/21	3,000	3,008
BA Credit Card Trust, Series 2014-A1, Class A,
0.53%, 6/15/21	2,000	2,000
Barclays Dryrock Issuance Trust, Series 2014-1, Class A,
0.51%, 12/16/19	3,500	3,504
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3,
0.96%, 9/16/19	3,500	3,500
Chase Issuance Trust, Series 2012-A3, Class A3,
0.79%, 6/15/17	2,000	2,007
Chase Issuance Trust, Series 2012-A5, Class A5,
0.59%, 8/15/17	2,000	2,003
Chase Issuance Trust, Series 2012-A8, Class A8,
0.54%, 10/16/17	5,000	5,004
Chase Issuance Trust, Series 2013-A3, Class A3,
0.43%, 4/15/20	9,000	8,998
Chase Issuance Trust, Series 2013-A6, Class A6,
0.57%, 7/15/20	5,000	5,013
Chase Issuance Trust, Series 2013-A8, Class A8,
1.01%, 10/15/18	2,000	2,006
Chase Issuance Trust, Series 2014-A1, Class A1,
1.15%, 1/15/19	2,000	2,006
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3,
1.11%, 7/23/18	5,000	5,030
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6,
1.32%, 9/7/18	10,000	10,096
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2,
1.02%, 2/22/19	5,000	4,997
Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4,
1.23%, 4/24/19	5,000	5,011
Discover Card Execution Note Trust, Series 2014-A1, Class A,
0.58%, 7/15/21	5,000	5,016
Discover Card Execution Note Trust, Series 2014-A3, Class A3,
1.22%, 10/15/19	3,000	3,007
Dryrock Issuance Trust, Series 2012-1, Class A,
0.30%, 8/15/17	4,500	4,500
First National Master Note Trust, Series 2013-2, Class A,
0.68%, 10/15/19	2,500	2,502
GE Capital Credit Card Master Note Trust, Series 2012-4, Class A,
0.45%, 6/15/18	2,000	2,000
Golden Credit Card Trust, Series 2012-5A, Class A,
0.79%, 9/15/17(1)	3,000	3,009
Golden Credit Card Trust, Series 2014-2A, Class A,
0.60%, 3/15/21(1) (2)	4,000	4,009
Master Credit Card Trust II, Series 2013-3A, Class A,
0.58%, 1/22/18(1)	3,000	3,006
Turquoise Card Backed Securities PLC, Series 2011-1A, Class A,
0.90%, 9/15/16(1)	3,000	3,002
World Financial Network Credit Card Master Trust, Series 2013-B, Class A,
0.91%, 3/16/20	1,000	1,002

		99,643

Other - 1.0%
GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A,
0.55%, 4/20/18	4,500	4,513

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 11.0% continued
Other - 1.0% continued
GE Equipment Midticket LLC, Series 2012-1, Class A3,
0.60%, 5/23/16	$2,034	$2,036
GE Equipment Small Ticket LLC, Series 2013-1A, Class A2,
0.73%, 1/25/16(1)	1,792	1,795
GE Equipment Small Ticket LLC, Series 2014-1, Class A2,
0.59%, 8/24/16	4,000	4,005
GE Equipment Transportation LLC, Series 2013-1, Class A2,
0.50%, 11/24/15	697	697
John Deere Owner Trust, Series 2013-A, Class A2,
0.41%, 9/15/15	350	350
Volvo Financial Equipment LLC, Series 2013-1A, Class A2,
0.53%, 11/16/15(1)	1,618	1,618
Volvo Financial Equipment LLC, Series 2014-1A, Class A2,
0.54%, 11/15/16(1) (2)	1,500	1,500

		16,514

Total Asset-Backed Securities (Cost $189,258)		189,609

CORPORATE BONDS - 50.6%
Automotive - 5.9%
American Honda Finance Corp.,
1.45%, 2/27/15(1)	2,000	2,014
1.00%, 8/11/15(1)	6,000	6,028
0.60%, 5/26/16(1)	2,400	2,410
0.73%, 10/7/16	7,890	7,950
1.13%, 10/7/16	6,000	6,035
Daimler Finance North America LLC,
0.83%, 1/9/15(1)	735	737
1.65%, 4/10/15(1)	1,795	1,812
1.30%, 7/31/15(1) (2)	3,465	3,493
1.25%, 1/11/16(1)	1,250	1,261
1.09%, 8/1/18(1)	5,000	5,052
Ford Motor Credit Co. LLC,
1.06%, 3/12/19	15,000	15,083
Harley-Davidson Financial Services, Inc.,
1.15%, 9/15/15(1)	3,000	3,016
Harley-Davidson Funding Corp.,
5.75%, 12/15/14(1)	2,786	2,851
Hyundai Capital America,
1.63%, 10/2/15(1)	2,000	2,018
1.88%, 8/9/16(1)	5,000	5,074
Nissan Motor Acceptance Corp.,
1.00%, 3/15/16(1)	1,000	1,002
0.78%, 3/3/17(1) (2)	10,000	10,029
Toyota Motor Credit Corp.,
1.25%, 11/17/14	10,000	10,040
0.52%, 5/17/16	4,000	4,013
0.80%, 5/17/16	6,250	6,284
Volkswagen Group of America Finance LLC,
0.60%, 5/23/17(1) (2)	4,000	4,005

		100,207

Banking - 3.8%
Bank of America Corp.,
1.25%, 1/11/16	3,000	3,023
1.30%, 3/22/18	6,000	6,077
1.27%, 1/15/19	3,000	3,039
1.10%, 4/1/19	5,000	5,032
Bank of America N.A.,
1.13%, 11/14/16	4,700	4,703
1.25%, 2/14/17	3,000	3,004
BB&T Corp.,
1.09%, 6/15/18	2,000	2,034
Capital One N.A.,
0.68%, 3/22/16	2,000	2,005
Citigroup, Inc.,
5.50%, 10/15/14	445	451
1.02%, 4/1/16	5,000	5,032
1.00%, 4/8/19	5,000	5,007
Fifth Third Bank,
0.64%, 2/26/16	5,000	5,011
HSBC USA, Inc.,
2.38%, 2/13/15	5,000	5,062
1.11%, 9/24/18	3,000	3,036
SunTrust Bank,
0.53%, 4/1/15	5,000	4,999
US Bancorp,
3.44%, 2/1/16	7,100	7,395

		64,910

Biotechnology - 0.6%
Amgen, Inc.,
1.88%, 11/15/14	3,500	3,520

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.6% continued
Biotechnology - 0.6% continued
Gilead Sciences, Inc.,
2.40%, 12/1/14	$7,000	$7,057

		10,577

Cable & Satellite - 0.3%
Comcast Corp.,
6.50%, 1/15/15	1,645	1,698
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2.40%, 3/15/17	4,000	4,120

		5,818

Chemicals - 0.3%
Monsanto Co.,
1.15%, 6/30/17	5,000	5,002

Commercial Finance - 1.5%
GATX Corp.,
1.25%, 3/4/17	6,000	5,979
General Electric Capital Corp.,
2.15%, 1/9/15	2,000	2,020
0.83%, 12/11/15	2,925	2,944
0.83%, 1/8/16	1,250	1,258
1.00%, 1/8/16	1,700	1,712
0.88%, 7/12/16	5,000	5,046
0.94%, 4/2/18	3,991	4,044
0.74%, 1/14/19	3,100	3,129

		26,132

Communications Equipment - 3.7%
Apple, Inc.,
1.05%, 5/5/17	16,000	16,022
0.52%, 5/6/19	16,000	16,015
Cisco Systems, Inc.,
1.10%, 3/3/17	16,400	16,451
0.73%, 3/1/19	15,000	15,096

		63,584

Consumer Finance - 1.7%
American Express Credit Corp.,
1.33%, 6/12/15	15,830	15,987
1.75%, 6/12/15	1,412	1,430
Capital One Bank USA N.A.,
1.30%, 6/5/17	3,500	3,499
Capital One Financial Corp.,
1.38%, 7/15/14	1,500	1,501
2.13%, 7/15/14	2,000	2,001
2.15%, 3/23/15	2,072	2,097
1.00%, 11/6/15	3,000	3,008

		29,523

Consumer Products - 0.5%
Unilever Capital Corp.,
0.45%, 7/30/15	8,500	8,518

Electrical Equipment - 0.2%
General Electric Co.,
0.85%, 10/9/15	4,000	4,020

Exploration & Production - 0.8%
Devon Energy Corp.,
1.20%, 12/15/16	12,500	12,538
Marathon Oil Corp.,
0.90%, 11/1/15	1,500	1,505

		14,043

Financial Services - 3.0%
Charles Schwab (The) Corp.,
0.85%, 12/4/15	4,000	4,016
Goldman Sachs Group (The), Inc.,
5.13%, 1/15/15	2,000	2,048
1.32%, 11/15/18	7,000	7,096
JPMorgan Chase & Co.,
1.88%, 3/20/15	4,050	4,091
0.89%, 10/15/15	3,500	3,519
1.10%, 10/15/15	7,000	7,029
0.85%, 2/26/16	4,250	4,274
1.13%, 2/26/16	3,000	3,014
0.74%, 2/15/17	2,000	2,007
0.86%, 1/28/19	4,000	4,018
Morgan Stanley,
1.48%, 2/25/16	5,000	5,070
1.51%, 4/25/18	1,000	1,020
1.08%, 1/24/19	4,000	4,027

		51,229

Food & Beverage - 2.9%
Anheuser-Busch Cos. LLC,
5.00%, 1/15/15	1,000	1,025
Anheuser-Busch InBev Worldwide, Inc.,
0.59%, 7/14/14	1,900	1,900
1.50%, 7/14/14	3,000	3,001
0.80%, 7/15/15	5,640	5,665
ConAgra Foods, Inc.,
1.30%, 1/25/16	2,000	2,017

FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.6% continued
Food & Beverage - 2.9% continued
General Mills, Inc.,
0.53%, 1/29/16	$1,000	$1,003
Kellogg Co.,
0.45%, 2/13/15	2,700	2,702
1.13%, 5/15/15	2,000	2,014
Kraft Foods Group, Inc.,
1.63%, 6/4/15	2,000	2,021
PepsiCo, Inc.,
0.75%, 3/5/15	8,000	8,024
0.95%, 2/22/17	2,000	1,997
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1)	2,000	2,014
0.92%, 8/1/18(1) (2)	8,625	8,674
WM Wrigley Jr Co.,
1.40%, 10/21/16(1) (2)	7,000	7,049

		49,106

Hardware - 0.4%
Broadcom Corp.,
2.38%, 11/1/15	1,802	1,844
Hewlett-Packard Co.,
1.78%, 9/19/14	2,000	2,006
Texas Instruments, Inc.,
0.45%, 8/3/15	3,500	3,504

		7,354

Health Care Facilities/Services - 0.9%
Express Scripts Holding Co.,
2.10%, 2/12/15	3,000	3,030
1.25%, 6/2/17	5,250	5,241
McKesson Corp.,
0.95%, 12/4/15	7,600	7,631

		15,902

Home Improvement - 0.1%
Whirlpool Corp.,
1.35%, 3/1/17	1,000	1,001

Integrated Oils - 0.1%
Chevron Corp.,
0.89%, 6/24/16	1,000	1,006

Life Insurance - 0.9%
New York Life Global Funding,
0.75%, 7/24/15(1)	9,305	9,319
0.58%, 5/23/16(1)	6,000	6,031

		15,350

Machinery - 2.8%
Caterpillar Financial Services Corp.,
1.05%, 3/26/15	2,000	2,011
1.10%, 5/29/15	2,000	2,015
0.70%, 11/6/15	11,645	11,685
1.00%, 3/3/17	2,365	2,366
Caterpillar, Inc.,
0.95%, 6/26/15	2,030	2,042
Eaton Corp.,
0.95%, 11/2/15	4,000	4,018
Illinois Tool Works, Inc.,
0.90%, 2/25/17	2,000	1,998
John Deere Capital Corp.,
0.88%, 4/17/15	2,000	2,010
0.95%, 6/29/15	7,522	7,568
0.70%, 9/4/15	8,000	8,026
0.52%, 10/11/16	3,500	3,512

		47,251

Managed Care - 0.2%
UnitedHealth Group, Inc.,
0.85%, 10/15/15	2,000	2,009
WellPoint, Inc.,
1.25%, 9/10/15	2,000	2,015

		4,024

Media Non-Cable - 1.2%
NBCUniversal Enterprise, Inc.,
0.91%, 4/15/18(1) (2)	3,000	3,034
Viacom, Inc.,
1.25%, 2/27/15	3,000	3,017
Walt Disney (The) Co.,
0.45%, 12/1/15	6,400	6,406
1.13%, 2/15/17	1,017	1,022
0.54%, 5/30/19	7,000	7,009

		20,488

Medical Equipment/Devices - 0.6%
Baxter International, Inc.,
0.95%, 6/1/16	5,000	5,021
Thermo Fisher Scientific, Inc.,
3.20%, 3/1/16	4,725	4,909

		9,930

Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	2,500	2,510

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.6% continued
Metals & Mining - 0.5% continued
Glencore Funding LLC,
1.70%, 5/27/16(1)	$6,000	$6,054

		8,564

Oil & Gas Services - 1.7%
Cameron International Corp.,
1.60%, 4/30/15	2,000	2,015
1.15%, 12/15/16	3,000	3,000
1.40%, 6/15/17	3,300	3,311
Halliburton Co.,
1.00%, 8/1/16	20,250	20,355

		28,681

Pharmaceuticals - 4.0%
AbbVie, Inc.,
1.20%, 11/6/15	13,690	13,782
GlaxoSmithKline Capital, Inc.,
0.70%, 3/18/16	9,500	9,524
Johnson & Johnson,
0.70%, 11/28/16	1,500	1,503
Merck & Co., Inc.,
2.25%, 1/15/16	3,393	3,486
0.70%, 5/18/16	4,000	4,012
0.59%, 5/18/18	22,782	22,862
Mylan, Inc.,
1.80%, 6/24/16	3,000	3,042
1.35%, 11/29/16	3,000	3,005
Pfizer, Inc.,
1.10%, 5/15/17	5,000	5,019
Zoetis, Inc.,
1.15%, 2/1/16	3,000	3,019

		69,254

Pipeline - 0.5%
Enterprise Products Operating LLC,
3.70%, 6/1/15	5,000	5,144
1.25%, 8/13/15	3,000	3,021

		8,165

Property & Casualty - 1.1%
Berkshire Hathaway Finance Corp.,
2.45%, 12/15/15	2,362	2,429
0.95%, 8/15/16	9,100	9,149
Berkshire Hathaway, Inc.,
0.80%, 2/11/16	4,500	4,525
2.20%, 8/15/16	2,500	2,579

		18,682

Real Estate - 2.5%
ARC Properties Operating Partnership L.P./Clark Acquisition LLC,
2.00%, 2/6/17(1) (2)	5,000	5,012
Kimco Realty Corp.,
5.70%, 5/1/17	11,000	12,281
Simon Property Group L.P.,
5.75%, 12/1/15	4,062	4,306
6.10%, 5/1/16	4,980	5,404
2.80%, 1/30/17	6,737	7,023
Ventas Realty L.P.,
1.55%, 9/26/16	2,000	2,020
1.25%, 4/17/17	4,000	4,001
Ventas Realty L.P./Ventas Capital Corp.,
3.13%, 11/30/15	3,000	3,096

		43,143

Refining & Marketing - 0.2%
Phillips 66,
1.95%, 3/5/15	4,000	4,040

Restaurants - 0.4%
McDonald’s Corp.,
0.75%, 5/29/15	4,400	4,419
Starbucks Corp.,
0.88%, 12/5/16	2,000	2,002

		6,421

Retail Discretionary - 1.3%
Amazon.com, Inc.,
0.65%, 11/27/15	10,311	10,328
AutoZone, Inc.,
1.30%, 1/13/17	4,000	4,010
eBay, Inc.,
0.70%, 7/15/15	4,250	4,267
Home Depot (The), Inc.,
5.40%, 3/1/16	4,000	4,316

		22,921

Retail Staples - 1.0%
Costco Wholesale Corp.,
0.65%, 12/7/15	11,645	11,688
CVS Caremark Corp.,
1.20%, 12/5/16	3,000	3,018

FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 50.6% continued
Retail Staples - 1.0% continued
Sysco Corp.,
0.55%, 6/12/15	$2,406	$2,411

		17,117

Software & Services - 0.6%
International Business Machines Corp.,
0.88%, 10/31/14	3,000	3,006
0.55%, 2/6/15	1,500	1,503
0.75%, 5/11/15	5,000	5,021

		9,530

Supermarkets - 0.1%
Kroger (The) Co.,
1.20%, 10/17/16	2,000	2,007

Tobacco - 0.4%
Reynolds American, Inc.,
1.05%, 10/30/15	6,900	6,899

Transportation & Logistics - 0.7%
PACCAR Financial Corp.,
1.55%, 9/29/14	3,200	3,210
1.10%, 6/6/17	3,000	2,997
0.83%, 12/6/18	5,500	5,551

		11,758

Utilities - 1.6%
Alabama Power Co.,
0.55%, 10/15/15	2,900	2,902
Dominion Resources, Inc.,
1.25%, 3/15/17	5,000	5,020
Duke Energy Carolinas LLC,
5.30%, 10/1/15	5,015	5,318
Duke Energy Indiana, Inc.,
0.58%, 7/11/16	2,000	2,007
Georgia Power Co.,
0.75%, 8/10/15	3,720	3,730
0.63%, 11/15/15	1,900	1,901
NextEra Energy Capital Holdings, Inc.,
1.20%, 6/1/15	2,000	2,012
Xcel Energy, Inc.,
0.75%, 5/9/16	5,000	5,005

		27,895

Wireless Telecom Services - 1.6%
AT&T, Inc.,
0.80%, 12/1/15	5,000	5,013
0.61%, 2/12/16	5,700	5,716
Verizon Communications, Inc.,
1.25%, 11/3/14	2,500	2,508
0.70%, 11/2/15	1,000	1,003
1.76%, 9/15/16	2,000	2,055
2.50%, 9/15/16	1,203	1,240
1.98%, 9/14/18	9,198	9,704

		27,239

Total Corporate Bonds (Cost $863,764)		867,291

COVERED BONDS - 0.1%
Banking - 0.1%
Canadian Imperial Bank of Commerce,
1.50%, 12/12/14(1)	2,000	2,011

Total Covered Bonds (Cost $2,006)		2,011

FOREIGN ISSUER BONDS - 33.4%
Automotive - 0.9%
Hyundai Capital Services, Inc.,
1.03%, 3/18/17(1) (2)	3,000	3,009
Volkswagen International Finance N.V.,
1.13%, 11/18/16(1) (2)	11,600	11,641

		14,650

Banking - 15.9%
Abbey National Treasury Services PLC,
1.38%, 3/13/17	5,000	5,019
ABN AMRO Bank N.V.,
1.38%, 1/22/16(1)	4,500	4,538
1.03%, 10/28/16(1) (2)	5,000	5,043
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	3,000	3,016
1.25%, 1/10/17	11,500	11,571
0.78%, 5/15/18	3,500	3,522
Bank of Montreal,
0.83%, 4/9/18	5,000	5,034
Bank of Nova Scotia,
0.75%, 7/15/16	1,000	1,005
1.38%, 7/15/16	3,500	3,540
1.10%, 12/13/16	3,000	3,009
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
0.84%, 9/9/16(1)	5,000	5,027

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 33.4% continued
Banking - 15.9% continued
0.64%, 3/10/17(1) (2)	$2,000	$2,000
1.20%, 3/10/17(1) (2)	4,000	3,996
Banque Federative du Credit Mutuel S.A.,
1.08%, 10/28/16(1) (2)	5,000	5,034
1.08%, 1/20/17(1) (2)	2,500	2,521
Barclays Bank PLC,
3.90%, 4/7/15	3,000	3,079
0.81%, 2/17/17	2,200	2,207
BNP Paribas S.A.,
2.98%, 12/20/14	8,500	8,604
1.25%, 12/12/16	10,000	10,013
BPCE S.A.,
1.48%, 4/25/16	9,000	9,139
1.63%, 2/10/17	1,700	1,713
Canadian Imperial Bank of Commerce,
0.75%, 7/18/16	1,000	1,006
1.35%, 7/18/16	3,000	3,039
Commonwealth Bank of Australia,
1.95%, 3/16/15	3,000	3,034
1.25%, 9/18/15	6,000	6,061
1.13%, 3/13/17	5,500	5,499
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.,
0.71%, 3/18/16	6,000	6,034
Credit Agricole S.A.,
1.39%, 4/15/16(1)	8,000	8,095
1.08%, 10/3/16(1)	2,000	2,011
1.03%, 4/15/19(1) (2)	10,000	10,076
Deutsche Bank A.G.,
3.45%, 3/30/15	1,000	1,022
HSBC Bank PLC,
3.50%, 6/28/15(1)	1,500	1,545
0.86%, 5/15/18(1)	3,000	3,028
ING Bank N.V.,
1.87%, 9/25/15(1)	9,422	9,580
1.18%, 3/7/16(1)	11,000	11,102
Macquarie Bank Ltd.,
2.00%, 8/15/16(1)	6,500	6,618
1.65%, 3/24/17(1) (2)	5,000	5,029
National Australia Bank Ltd.,
1.35%, 8/7/15	8,000	8,094
0.78%, 7/25/16	500	503
1.30%, 7/25/16	4,000	4,037
0.66%, 12/2/16(1) (2)	1,000	1,004
1.25%, 3/17/17(1) (2)	5,000	5,012
1.30%, 6/30/17(1) (2)	10,000	10,010
Royal Bank of Canada,
0.85%, 3/8/16	2,500	2,514
0.76%, 3/15/19	7,000	7,042
Shinhan Bank,
0.88%, 4/8/17(1) (2)	3,000	3,009
Societe Generale S.A.,
1.31%, 10/1/18	8,000	8,023
Sumitomo Mitsui Banking Corp.,
0.90%, 1/18/16	5,000	5,006
Suncorp-Metway Ltd.,
1.70%, 3/28/17(1) (2)	5,000	5,077
Svenska Handelsbanken,
1.03%, 7/17/14	1,700	1,701
Svenska Handelsbanken AB,
0.68%, 3/21/16	2,200	2,211
Westpac Banking Corp.,
1.03%, 7/17/15(1)	2,000	2,013
1.13%, 9/25/15	3,000	3,024
0.95%, 1/12/16	5,500	5,529
1.05%, 11/25/16	4,000	4,010
1.20%, 5/19/17	8,000	8,006
0.96%, 7/30/18	5,000	5,062

		272,296

Exploration & Production - 2.3%
Canadian Natural Resources Ltd.,
1.45%, 11/14/14	7,000	7,029
0.61%, 3/30/16	3,000	3,007
CNOOC Finance 2013 Ltd.,
1.13%, 5/9/16	6,000	6,013
CNPC General Capital Ltd.,
1.45%, 4/16/16(1)	1,000	1,002
1.13%, 5/14/17(1) (2)	2,500	2,507
Sinopec Group Overseas Development 2014 Ltd.,
1.15%, 4/10/19(1) (2)	20,000	20,046

		39,604

Financial Services - 0.4%
Hana Bank,
1.38%, 2/5/16(1) (2)	5,000	5,018
Sumitomo Mitsui Trust Bank Ltd.,
1.01%, 9/16/16(1) (2)	2,000	2,014

		7,032

FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 33.4% continued
Food & Beverage - 0.3%
Heineken N.V.,
0.80%, 10/1/15(1)	$5,000	$5,016

Government Agencies - 1.0%
Japan Bank for International Cooperation,
2.25%, 7/13/16	3,000	3,098
Nederlandse Waterschapsbank N.V.,
0.75%, 3/29/16(1)	3,000	3,013
0.46%, 2/14/18(1) (2)	8,000	8,026
Oesterreichische Kontrollbank A.G.,
1.13%, 7/6/15	2,000	2,018
Svensk Exportkredit AB,
0.63%, 5/31/16	1,500	1,502

		17,657

Government Development Banks - 1.2%
Export-Import Bank of Korea,
1.25%, 11/20/15	8,000	8,041
1.08%, 9/17/16	4,000	4,009
Korea Development Bank (The),
1.00%, 1/22/16	9,000	9,004

		21,054

Governments Regional/Local - 0.3%
Province of Ontario Canada,
1.00%, 7/22/16	5,000	5,034

Integrated Oils - 5.1%
BP Capital Markets PLC,
1.70%, 12/5/14	5,000	5,029
0.70%, 11/6/15	12,660	12,696
0.64%, 11/7/16	1,000	1,005
0.86%, 9/26/18	5,000	5,046
CNOOC Nexen Finance 2014 ULC,
1.63%, 4/30/17	1,000	1,003
Petrobras Global Finance B.V.,
1.85%, 5/20/16	10,000	10,012
3.25%, 3/17/17	5,000	5,126
Petroleos Mexicanos,
2.25%, 7/18/18	5,000	5,191
Shell International Finance B.V.,
3.10%, 6/28/15	5,000	5,137
0.63%, 12/4/15	5,000	5,013
0.90%, 11/15/16	4,000	4,016
Sinopec Capital 2013 Ltd.,
1.25%, 4/24/16(1)	2,800	2,801
Statoil ASA,
0.51%, 5/15/18	6,000	6,003
0.68%, 11/8/18	6,000	6,041
Total Capital Canada Ltd.,
0.61%, 1/15/16	4,140	4,159
Total Capital International S.A.,
1.00%, 8/12/16	3,000	3,019
1.00%, 1/10/17	1,200	1,204
0.79%, 8/10/18	2,500	2,523
Total Capital S.A.,
3.13%, 10/2/15	2,000	2,068

		87,092

Machinery - 0.2%
Pentair Finance S.A.,
1.35%, 12/1/15	2,000	2,016
Tyco Electronics Group S.A.,
1.60%, 2/3/15	1,500	1,510

		3,526

Media Non-Cable - 0.2%
Tencent Holdings Ltd.,
2.00%, 5/2/17(1) (2)	3,000	3,022

Medical Equipment/Devices - 0.3%
Covidien International Finance S.A.,
1.35%, 5/29/15	2,000	2,016
2.80%, 6/15/15	3,333	3,412

		5,428

Metals & Mining - 0.6%
Anglo American Capital PLC,
1.18%, 4/15/16(1) (2)	3,000	3,009
BHP Billiton Finance USA Ltd.,
1.13%, 11/21/14	3,200	3,211
1.00%, 2/24/15	1,000	1,005
Rio Tinto Finance USA PLC,
1.07%, 6/17/16	1,000	1,009
Xstrata Finance Canada Ltd.,
2.85%, 11/10/14(1)	2,000	2,011

		10,245

Oil & Gas Services - 0.4%
Ensco PLC,
3.25%, 3/15/16	3,500	3,642

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 33.4% continued
Oil & Gas Services - 0.4% continued
Schlumberger Investment S.A.,
0.78%, 9/12/14(1)	$3,100	$3,104

		6,746

Pharmaceuticals - 2.1%
Actavis Funding SCS,
1.30%, 6/15/17(1) (2)	9,000	8,983
GlaxoSmithKline Capital PLC,
0.75%, 5/8/15	13,455	13,510
1.50%, 5/8/17	3,640	3,682
Sanofi,
2.63%, 3/29/16	4,877	5,051
Takeda Pharmaceutical Co. Ltd.,
1.03%, 3/17/15(1)	4,750	4,773

		35,999

Pipeline - 0.4%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	5,000	5,018
0.75%, 1/15/16	1,600	1,604

		6,622

Sovereigns - 0.3%
Bank of England Euro Note,
0.50%, 3/21/16(1)	6,000	6,008

Supermarkets - 0.2%
Tesco PLC,
2.00%, 12/5/14(1)	4,000	4,023

Tobacco - 0.1%
BAT International Finance PLC,
1.40%, 6/5/15(1)	1,000	1,008

Transportation & Logistics - 0.3%
Korea Expressway Corp.,
1.63%, 4/28/17(1) (2)	5,000	4,995

Travel & Lodging - 0.2%
Carnival Corp.,
1.20%, 2/5/16	2,700	2,716

Utilities - 0.3%
Electricite de France,
0.69%, 1/20/17(1) (2)	6,000	6,024

Wireless Telecom Services - 0.4%
KT Corp.,
1.75%, 4/22/17(1) (2)	3,000	3,008
Vodafone Group PLC,
0.61%, 2/19/16	3,400	3,409

		6,417

Total Foreign Issuer Bonds (Cost $569,045)		572,214

U.S. GOVERNMENT AGENCIES - 1.2%(3)
Federal Farm Credit Bank - 0.1%
1.05%, 3/28/16	1,225	1,239

Federal Home Loan Bank - 0.6%
0.90%, 3/10/17	8,000	7,998
0.95%, 3/27/17	2,000	2,002

		10,000

Freddie Mac - 0.5%
1.13%, 5/19/17	6,000	6,007
1.02%, 6/30/17	3,000	2,996

		9,003

Total U.S. Government Agencies (Cost $20,235)		20,242

U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Notes - 2.0%
0.63%, 7/15/16	5,000	5,015
0.88%, 5/15/17	5,000	5,007
0.88%, 6/15/17	25,000	25,010

		35,032

Total U.S. Government Obligations (Cost $34,958)		35,032

MUNICIPAL BONDS - 1.2%
Georgia - 0.1%
Georgia State Taxable G.O. Unlimited Bonds, Series B,
0.98%, 2/1/17(4)	2,000	2,008

Illinois - 0.4%
Regional Transportation Authority Il TRB, Series A1, Working Cash Notes,
0.55%, 5/6/16	7,150	7,155

FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.2% continued
Maine - 0.1%
Maine State Municipal Bond Bank Liquor Operation TRB,
1.07%, 6/1/15	$2,200	$2,212

New Jersey - 0.3%
Hudson County Improvement Authority Taxable Pooled Revenue Notes, Series T2 (County Gtd.),
1.25%, 5/13/15	2,322	2,339
Hudson County Improvement Authority Taxable Revenue Pooled Notes, Series S2 (County Gtd.),
1.25%, 12/10/14	1,950	1,959

		4,298

New York - 0.3%
New York City Taxable G.O. Unlimited Bonds, Subseries D2,
1.00%, 8/1/16	4,650	4,679

Total Municipal Bonds (Cost $20,290)		20,352

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.6%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	26,883,043	$26,883

Total Investment Companies (Cost $26,883)		26,883

Total Investments - 101.1% (Cost $1,726,439)		1,733,634

Liabilities less Other Assets - (1.1)%		(19,607)

NET ASSETS - 100.0%		$1,714,027

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2014, the value of these restricted illiquid securities amounted to approximately $193,925,000 or 11.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
ABN AMRO Bank N.V.,
1.03%, 10/28/16	10/23/13	$5,000

Actavis Funding SCS,
1.30%, 6/15/17	6/10/14	8,977

Anglo American Capital PLC,
1.18%, 4/15/16	4/8/14	3,000

ARC Properties Operating Partnership L.P./Clark Acquisition LLC,
2.00%, 2/6/17	2/4/14	4,999

ARI Fleet Lease Trust, Series 2014-A, Class A2,
0.81%, 11/15/22	4/1/14	5,000

Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
0.64%, 3/10/17	3/17/14	2,001

Bank of Tokyo-Mitsubishi UFJ (The) Ltd.,
1.20%, 3/10/17	3/4/14	3,996

Banque Federative du Credit Mutuel S.A.,
1.08%, 10/28/16	10/22/13	5,000

Banque Federative du Credit Mutuel S.A.,
1.08%, 1/20/17	1/14/14	2,500

CNPC General Capital Ltd.,
1.13%, 5/14/17	5/7/14	2,500

Credit Agricole S.A.,
1.03%, 4/15/19	4/9/14	10,000

Daimler Finance North America LLC,
1.30%, 7/31/15	1/3/14	3,501

Electricite de France,
0.69%, 1/20/17	1/13/14	6,000

Golden Credit Card Trust, Series 2014-2A, Class A,
0.60%, 3/15/21	3/19/14	4,000

Hana Bank,
1.38%, 2/5/16	1/10/14	5,005

Hyundai Auto Lease Securitization Trust, Series 2014-A, Class A2,
0.52%, 7/15/16	3/12/14	1,000

Hyundai Auto Lease Securitization Trust, Series 2014-B, Class A2,
0.61%, 2/15/17	6/17/14	2,000

Hyundai Capital Services, Inc.,
1.03%, 3/18/17	3/11/14	3,000

Korea Expressway Corp.,
1.63%, 4/28/17	4/22/14	4,987

KT Corp.,
1.75%, 4/22/17	4/14/14	2,994

Macquarie Bank Ltd.,
1.65%, 3/24/17	3/18/14	5,000

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
National Australia Bank Ltd.,
0.66%, 12/2/16	1/2/14	$1,001

National Australia Bank Ltd.,
1.25%, 3/17/17	3/11/14	4,999

National Australia Bank Ltd.,
1.30%, 6/30/17	6/24/14	9,992

NBCUniversal Enterprise, Inc.,
0.91%, 4/15/18	11/22/13	3,024

Nederlandse Watersc-hapsbank N.V.,
0.46%, 2/14/18	2/7/14-2/20/14	8,000

Nissan Motor Acceptance Corp.,
0.78%, 3/3/17	2/25/14	10,000

SABMiller Holdings, Inc.,
0.92%, 8/1/18	2/28/14-4/24/14	8,694

Shinhan Bank,
0.88%, 4/8/17	4/1/14	3,000

Sinopec Group Overseas Development 2014 Ltd.,
1.15%, 4/10/19	4/2/14	20,000

Sumitomo Mitsui Trust Bank Ltd.,
1.01%, 9/16/16	11/5/13	2,015

Suncorp-Metway Ltd.,
1.70%, 3/28/17	3/25/14	5,000

Tencent Holdings Ltd.,
2.00%, 5/2/17	4/22/14	2,994

Volkswagen Group of America Finance LLC,
0.60%, 5/23/17	5/15/14	4,000

Volkswagen International Finance N.V.,
1.13%, 11/18/16	11/13/13-6/3/14	11,632

Volvo Financial Equipment LLC, Series 2014-1A, Class A2,
0.54%, 11/15/16	2/25/14	1,500

WM Wrigley Jr Co.,
1.40%, 10/21/16	10/17/13	7,041

(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(6)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $28,527,000 with net sales of approximately $1,644,000 during the three months ended June 30, 2014.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	2.0%
U.S. Agency	1.2
AAA	12.3
AA	20.4
A	43.7
BBB	18.6
A1 (Short Term)	0.2
Cash Equivalents	1.6

Total	100.0%

*	Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$189,609	(1)	$—	$189,609
Corporate Bonds	—	867,291	(1)	—	867,291
Covered Bonds	—	2,011	(1)	—	2,011
Foreign Issuer Bonds	—	572,214	(1)	—	572,214
U.S. Government Agencies	—	20,242	(1)	—	20,242
U.S. Government Obligations	—	35,032	(1)	—	35,032
Municipal Bonds	—	20,352	(1)	—	20,352
Investment Companies	26,883	—		—	26,883

Total Investments	$26,883	$1,706,751		$—	$1,733,634

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,726,439

Gross tax appreciation of investments	$7,310
Gross tax depreciation of investments	(115)

Net tax appreciation of investments	$7,195

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

G.O. - General Obligation

Gtd. - Guaranteed

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 35.7%(1)
Fannie Mae - 16.6%
Pool #555649,
7.50%, 10/1/32	$81	$91
Pool #893082,
2.59%, 9/1/36	275	296
Pool TBA,
4.00%, 7/14/44(2)	4,810	5,105

		5,492

Freddie Mac - 3.2%
Pool #1J0365,
2.42%, 4/1/37	384	410
Pool #1J2840,
2.52%, 9/1/37	576	617
Pool #410092,
2.29%, 11/1/24	38	38
Series 3730, Class PL,
4.50%, 1/15/33	16	16

		1,081

Government National Mortgage Association - 14.7%
Series 2011-49, Class A,
2.45%, 7/16/38	328	333
Series 2012-123, Class A,
1.04%, 7/16/46	497	461
Series 2013-12, Class KA,
1.50%, 12/16/43	333	326
Series 2013-142, Class AD,
2.25%, 12/16/47	489	484
Series 2013-146, Class AK,
2.50%, 9/16/44	420	422
Series 2013-156, Class AG,
2.16%, 10/16/41	419	419
Series 2013-17, Class AF,
1.21%, 11/16/43	469	460
Series 2013-176, Class AD,
2.50%, 3/16/42	360	362
Series 2013-40, Class AB,
1.30%, 6/16/35	396	393
Series 2013-45, Class A,
1.45%, 10/16/40	452	447
Series 2013-92, Class AB,
2.00%, 2/16/43	768	762

		4,869

Government National Mortgage Association I - 0.1%
Pool #268360,
10.00%, 4/15/19	7	8
Pool #270288,
10.00%, 6/15/19	13	13

		21

Government National Mortgage Association II - 1.1%
Pool #82581,
4.00%, 7/20/40	354	374

Total U.S. Government Agencies (Cost $11,792)		11,837

U.S. GOVERNMENT OBLIGATIONS - 56.0%
U.S. Treasury Notes - 56.0%
1.25%, 10/31/15	935	948
0.88%, 9/15/16	560	564
0.63%, 10/15/16	540	541
0.63%, 2/15/17	1,055	1,052
0.88%, 6/15/17	2,000	2,001
0.63%, 8/31/17	3,450	3,412
1.38%, 6/30/18	670	672
1.50%, 2/28/19	2,945	2,940
1.63%, 6/30/19	500	500
1.00%, 9/30/19	1,090	1,052
2.00%, 2/28/21	3,030	3,018
2.25%, 3/31/21	765	773
2.50%, 5/15/24	1,065	1,063

		18,536

Total U.S. Government Obligations (Cost $18,501)		18,536

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 11 .3%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(3) (4)	3,761,643	$3,762

Total Investment Companies (Cost $3,762)		3,762

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 12.1%
U.S. Treasury Bill,
0.11%, 3/5/15	$3,000	$2,998
0.12%, 4/2/15(5)	1,000	999

Total Short-Term Investments (Cost $3,997)		3,997

Total Investments - 115.1% (Cost $38,052)		38,132

Liabilities less Other Assets - (15.1)%		(5,008)

NET ASSETS - 100.0%		$33,124

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At March 31, 2014, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $158,000 with net purchases of approximately $3,604,000 during the three months ended June 30, 2014.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principalonly securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2014, the U.S. Government Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED LOSS (000S)
2-Year U.S. Treasury Note	18	$3,953	Long	9/14	$(2)
5 Year U.S. Treasury Note	3	358	Long	9/14	—	*
CME Ultra Long Term U.S. Treasury Bond	(1)	150	Short	9/14	—	*
U.S. Treasury Long Term Bond	(6)	823	Short	9/14	1

Total					$(1)

*	Amount rounds to less than one thousand.

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	72.9%
U.S. Agency	17.2
Cash Equivalents	9.9

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$11,837	(1)	$—	$11,837
U.S. Government Obligations	—	18,536	(1)	—	18,536
Investment Companies	3,762	—		—	3,762
Short-Term Investments	—	3,997		—	3,997

Total Investments	$3,762	$34,370		$—	$38,132

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	1	—		—	1
Liabilities
Futures Contracts	(2)	—		—	(2)

Total Other Financial Instruments	$(1)	$—		$—	$(1)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$38,070

Gross tax appreciation of investments	$179
Gross tax depreciation of investments	(117)

Net tax appreciation of investments	$62

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1%
Auto Floor Plan - 0.0%
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1,
1.20%, 2/15/19	$300	$300

Automobile - 0.2%
Ally Auto Receivables Trust, Series 2013-2, Class A3,
0.79%, 1/15/18	100	100
Ally Auto Receivables Trust, Series 2013-2, Class A4,
1.24%, 11/15/18	50	50
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B,
1.19%, 5/8/18	25	25
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C,
1.79%, 3/8/19	25	25
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class D,
2.42%, 5/8/19	25	25
Capital Auto Receivables Asset Trust, Series 2013-3, Class A3,
1.31%, 12/20/17	200	202
Capital Auto Receivables Asset Trust, Series 2013-4, Class B,
2.06%, 10/22/18	50	50
Capital Auto Receivables Asset Trust, Series 2013-4, Class C,
2.67%, 2/20/19	50	51
Capital Auto Receivables Asset Trust, Series 2013-4, Class D,
3.22%, 5/20/19	50	51
CarMax Auto Owner Trust, Series 2013-3, Class A3,
0.97%, 4/16/18	100	101
CarMax Auto Owner Trust, Series 2013-3, Class A4,
1.49%, 1/15/19	200	202
CarMax Auto Owner Trust, Series 2014-1, Class A3,
0.79%, 10/15/18	100	100
Fifth Third Auto Trust, Series 2013-1, Class A3,
0.88%, 10/16/17	100	101
Fifth Third Auto Trust, Series 2013-1, Class A4,
1.30%, 2/18/20	200	202
Fifth Third Auto Trust, Series 2014-1, Class A3,
0.68%, 4/16/18	200	200
Fifth Third Auto Trust, Series 2014-2, Class A3,
0.89%, 11/15/18	200	200
Ford Credit Auto Owner Trust, Series 2013-B, Class A4,
0.76%, 8/15/18	100	100
Ford Credit Auto Owner Trust, Series 2013-B, Class B,
1.11%, 10/15/18	100	101
Ford Credit Auto Owner Trust, Series 2013-C, Class A3,
0.82%, 12/15/17	100	100
Honda Auto Receivables Owner Trust, Series 2014-1, Class A3,
0.67%, 11/21/17	200	200
Hyundai Auto Receivables Trust, Series 2013-B, Class A4,
1.01%, 2/15/19	75	75
Hyundai Auto Receivables Trust, Series 2013-B, Class C,
1.71%, 2/15/19	65	65
Hyundai Auto Receivables Trust, Series 2013-C, Class A3,
1.01%, 2/15/18	100	101
Nissan Auto Receivables Owner Trust, Series 2013-A, Class A4,
0.75%, 7/15/19	100	100
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A3,
0.84%, 11/15/17	200	201
Nissan Auto Receivables Owner Trust, Series 2013-B, Class A4,
1.31%, 10/15/19	100	101
Nissan Auto Receivables Owner Trust, Series 2013-C, Class A3,
0.67%, 8/15/18	100	100
Nissan Auto Receivables Owner Trust, Series 2013-C, Class A4,
1.30%, 6/15/20	200	200
Santander Drive Auto Receivables Trust, Series 2014-2, Class B,
1.62%, 2/15/19	100	101
Santander Drive Auto Receivables Trust, Series 2014-2, Class C,
2.33%, 11/15/19	100	101

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1% continued
Automobile - 0.2% continued
Santander Drive Auto Receivables Trust, Series 2014-2, Class D,
2.76%, 2/18/20	$75	$76
Santander Drive Auto Receivables Trust, Series 2014-3, Class B,
1.45%, 5/15/19	150	150
Santander Drive Auto Receivables Trust, Series 2014-3, Class C,
2.13%, 8/17/20	100	100
Santander Drive Auto Receivables Trust, Series 2014-3, Class D,
2.65%, 8/17/20	50	50
Toyota Auto Receivables Owner Trust, Series 2012-B, Class A4,
0.61%, 1/16/18	200	200
World Omni Auto Receivables Trust, Series 2014-A, Class A3,
0.94%, 4/15/19	200	200
World Omni Auto Receivables Trust, Series 2014-A, Class A4,
1.53%, 6/15/20	100	100

		4,207

Commercial Mortgage-Backed Securities - 1.6%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4,
5.92%, 5/10/45	200	214
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4,
5.63%, 7/10/46	389	417
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM,
5.68%, 7/10/46	400	435
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4,
5.41%, 9/10/47	250	269
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4,
5.45%, 1/15/49	450	485
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4,
6.42%, 2/10/51	500	568
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AJ,
5.35%, 9/10/47	325	342
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4,
5.54%, 9/11/41	636	684
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A4,
5.20%, 12/11/38	500	543
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4,
5.54%, 10/12/41	241	261
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4,
5.90%, 6/11/40	500	557
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4,
5.70%, 6/11/50	250	280
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4,
5.47%, 1/12/45	500	551
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4,
5.74%, 9/11/42	1,050	1,176
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM,
5.84%, 9/11/42	250	281
CD Commercial Mortgage Trust, Series 2006-CD3, Class A5,
5.62%, 10/15/48	489	525
CD Commercial Mortgage Trust, Series 2007-CD5, Class A4,
5.89%, 11/15/44	486	540
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2,
3.06%, 12/15/47	200	207
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.97%, 3/15/49	578	618
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4,
5.43%, 10/15/49	500	542
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4,
3.02%, 9/10/45	400	400
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2,
1.99%, 4/10/46	100	101

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1% continued
Commercial Mortgage-Backed Securities - 1.6% continued
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4,
4.37%, 9/10/46	$100	$109
Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS,
4.65%, 9/10/46	100	109
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4,
5.22%, 8/15/48	240	256
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B,
6.21%, 12/10/49	130	143
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3,
2.82%, 10/15/45	175	172
Commercial Mortgage Trust, Series 2006-C8, Class A4,
5.31%, 12/10/46	400	431
Commercial Mortgage Trust, Series 2006-GG7, Class A4,
6.01%, 7/10/38	267	287
Commercial Mortgage Trust, Series 2007-GG11, Class A4,
5.74%, 12/10/49	400	445
Commercial Mortgage Trust, Series 2007-GG9, Class A4,
5.44%, 3/10/39	400	436
Commercial Mortgage Trust, Series 2012-CR2, Class A4,
3.15%, 8/15/45	100	101
Commercial Mortgage Trust, Series 2012-CR4, Class A3,
2.85%, 10/15/45	150	148
Commercial Mortgage Trust, Series 2012-CR5, Class A4,
2.77%, 12/10/45	100	98
Commercial Mortgage Trust, Series 2012-LC4, Class A4,
3.29%, 12/10/44	100	103
Commercial Mortgage Trust, Series 2013-CR10, Class A4,
4.21%, 8/10/46	100	108
Commercial Mortgage Trust, Series 2013-CR9, Class A4,
4.38%, 7/10/45	200	217
Commercial Mortgage Trust, Series 2013-LC6, Class A4,
2.94%, 1/10/46	150	148
Commercial Mortgage Trust, Series 2014-CR18, Class A5,
3.83%, 7/15/47	500	519
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4,
5.61%, 2/15/39	500	528
Credit Suisse Commercial Mortgage Trust, Series 2006-C4, Class A3,
5.47%, 9/15/39	462	498
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class AJ,
5.23%, 12/15/40	390	408
DB-UBS Mortgage Trust, Series 2011-LC3A, Class A2,
3.64%, 8/10/44	175	184
GE Capital Commercial Mortgage Trust Corp., Series 2007-C1, Class A4,
5.54%, 12/10/49	300	326
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3,
2.77%, 11/10/45	175	171
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5,
2.94%, 2/10/46	100	99
GS Mortgage Securities Trust, Series 2006-GG6, Class A4,
5.55%, 4/10/38	300	317
GS Mortgage Securities Trust, Series 2007-GG10, Class A4,
6.00%, 8/10/45	477	528
GS Mortgage Securities Trust, Series 2011-GC5, Class A2,
3.00%, 8/10/44	125	130
GS Mortgage Securities Trust, Series 2011-GC5, Class A4,
3.71%, 8/10/44	150	158
GS Mortgage Securities Trust, Series 2012-GC6, Class A3,
3.48%, 1/10/45	200	208
GS Mortgage Securities Trust, Series 2013-GC13, Class A5,
4.17%, 7/10/46	200	215
GS Mortgage Securities Trust, Series 2013-GC14, Class A5,
4.24%, 8/10/46	150	162
GS Mortgage Securities Trust, Series 2013-GCJ12, Class A4,
3.14%, 6/10/46	100	100

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1% continued
Commercial Mortgage-Backed Securities - 1.6% continued
GS Mortgage Securities Trust, Series 2014-GC18, Class A4,
4.07%, 1/10/47	$500	$531
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AJ,
5.53%, 12/15/44	370	392
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class A4,
5.48%, 12/12/44	141	148
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4,
6.06%, 4/15/45	400	430
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3,
5.34%, 5/15/47	500	542
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4,
5.44%, 6/12/47	493	538
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4,
5.89%, 2/12/49	700	772
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4,
5.99%, 6/15/49	378	416
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4,
5.88%, 2/15/51	215	238
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3,
5.42%, 1/15/49	474	518
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3,
4.17%, 8/15/46	200	217
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3,
3.51%, 5/15/45	200	208
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4,
3.48%, 6/15/45	125	130
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5,
3.14%, 12/15/47	150	150
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS,
3.37%, 12/15/47	50	50
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4,
3.99%, 1/15/46	100	106
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4,
4.00%, 4/15/47	200	211
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4,
5.66%, 3/15/39	186	198
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class AM,
5.71%, 3/15/39	185	198
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4,
5.37%, 9/15/39	500	541
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3,
5.43%, 2/15/40	411	451
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2,
6.32%, 4/15/41	500	569
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
6.03%, 6/12/50	650	726
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4,
6.07%, 6/12/46	399	429
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4,
5.49%, 3/12/51	150	165
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3,
6.08%, 8/12/49	500	555
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4,
2.86%, 11/15/45	200	197
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4,
4.37%, 8/15/46	100	108

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1% continued
Commercial Mortgage-Backed Securities - 1.6% continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4,
2.92%, 2/15/46	$175	$173
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4,
3.10%, 5/15/46	200	198
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2,
2.92%, 2/15/47	200	207
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3,
3.67%, 2/15/47	100	105
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5,
4.06%, 2/15/47	200	212
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4,
6.11%, 6/11/49	294	325
Morgan Stanley Capital I Trust, Series 2007-T27, Class A4,
5.83%, 6/11/42	400	446
Morgan Stanley Capital I Trust, Series 2008-T29, Class A4,
6.45%, 1/11/43	230	264
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4,
5.33%, 11/12/41	89	97
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4,
5.83%, 10/15/42	422	445
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4,
5.33%, 12/15/43	490	528
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4,
5.16%, 10/12/52	500	523
Morgan Stanley Capital I Trust, Series 2006-T23, Class A4,
5.98%, 8/12/41	500	543
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2,
3.22%, 7/15/49	376	392
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4,
3.24%, 3/15/45	150	153
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3,
3.40%, 5/10/45	175	179
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4,
3.09%, 8/10/49	125	125
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5,
2.85%, 12/10/45	100	98
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4,
3.18%, 3/10/46	100	100
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4,
3.24%, 4/10/46	100	100
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3,
3.60%, 1/10/45	150	157
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM,
5.50%, 12/15/44	250	264
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4,
5.42%, 1/15/45	165	174
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM,
5.47%, 1/15/45	500	533
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AM,
5.61%, 3/15/45	125	133
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4,
5.57%, 10/15/48	469	506
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4,
5.31%, 11/15/48	197	213
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4,
5.51%, 4/15/47	250	271
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3,
5.93%, 6/15/49	200	219
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3,
2.92%, 10/15/45	150	149
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3,
2.88%, 12/15/45	100	98
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A4,
3.44%, 4/15/45	175	181

NORTHERN FUNDS QUARTERLY REPORT    5    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1% continued
Commercial Mortgage-Backed Securities - 1.6% continued
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4,
3.20%, 3/15/48	$100	$100
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class AS,
3.56%, 3/15/48	50	51
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class A5,
3.34%, 6/15/46	150	152
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A2,
3.22%, 9/15/46	100	105
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5,
4.42%, 9/15/46	250	273
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A5,
4.05%, 3/15/47	100	105

		36,489

Credit Card - 0.3%
American Express Credit Account Master Trust, Series 2012-2, Class A,
0.68%, 3/15/18	300	301
American Express Credit Account Master Trust, Series 2012-5, Class A,
0.59%, 5/15/18	150	150
BA Credit Card Trust, Series 2007-A1, Class A1,
5.17%, 6/15/19	185	204
Capital One Multi-Asset Execution Trust, Series 2013-A1, Class A1,
0.63%, 11/15/18	100	100
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3,
0.96%, 9/16/19	150	150
Chase Issuance Trust, Series 2012-A4, Class A4,
1.58%, 8/16/21	250	244
Chase Issuance Trust, Series 2012-A5, Class A5,
0.59%, 8/15/17	250	250
Chase Issuance Trust, Series 2012-A7, Class A7,
2.16%, 9/16/24	150	142
Chase Issuance Trust, Series 2012-A8, Class A8,
0.54%, 10/16/17	300	300
Chase Issuance Trust, Series 2013-A1, Class A1,
1.30%, 2/18/20	100	99
Chase Issuance Trust, Series 2014-A1, Class A1,
1.15%, 1/15/19	300	301
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9,
5.10%, 11/20/17	170	181
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3,
5.30%, 3/15/18	200	216
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3,
6.15%, 6/15/39	100	125
Citibank Credit Card Issuance Trust, Series 2012-A1, Class A1,
0.55%, 10/10/17	150	150
Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3,
1.11%, 7/23/18	300	302
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6,
1.32%, 9/7/18	150	152
Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1,
2.88%, 1/23/23	300	307
Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4,
1.23%, 4/24/19	200	200
Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5,
2.68%, 6/7/23	150	151
Discover Card Execution Note Trust, Series 2007-A1, Class A1,
5.65%, 3/16/20	300	340
Discover Card Execution Note Trust, Series 2012-A6, Class A6,
1.67%, 1/18/22	350	344
Discover Card Execution Note Trust, Series 2013-A5, Class A5,
1.04%, 4/15/19	300	301
Discover Card Execution Note Trust, Series 2014-A3, Class A3,
1.22%, 10/15/19	235	236
GE Capital Credit Card Master Note Trust, Series 2012-6, Class A,
1.36%, 8/17/20	150	149

FIXED INCOME INDEX FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.1% continued
Credit Card - 0.3% continued
GE Capital Credit Card Master Note Trust, Series 2012-7, Class A,
1.76%, 9/15/22	$100	$97
GE Capital Credit Card Master Note Trust, Series 2013-1, Class A,
1.35%, 3/15/21	200	197
World Financial Network Credit Card Master Trust, Series 2013-B, Class A,
0.91%, 3/16/20	200	200

		5,889

Utilities - 0.0%
AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3,
2.84%, 3/1/26	100	99
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A2,
3.46%, 8/15/19	200	211
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3,
4.24%, 8/15/23	100	109
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3,
4.38%, 11/1/23	100	110

		529

Total Asset-Backed Securities (Cost $45,459)		47,414

CORPORATE BONDS - 19.6%
Aerospace & Defense - 0.4%
Boeing (The) Co.,
3.75%, 11/20/16	400	427
0.95%, 5/15/18	200	195
6.13%, 2/15/33	135	174
6.63%, 2/15/38	100	137
5.88%, 2/15/40	75	94
Boeing Capital Corp.,
2.13%, 8/15/16	275	283
General Dynamics Corp.,
2.25%, 7/15/16	150	155
1.00%, 11/15/17	100	99
3.88%, 7/15/21	250	268
3.60%, 11/15/42	155	142
L-3 Communications Corp.,
3.95%, 11/15/16	150	159
5.20%, 10/15/19	250	281
4.95%, 2/15/21	40	44
Lockheed Martin Corp.,
7.65%, 5/1/16	100	113
2.13%, 9/15/16	65	67
4.25%, 11/15/19	500	552
4.07%, 12/15/42	418	403
Northrop Grumman Corp.,
1.75%, 6/1/18	125	124
5.05%, 8/1/19	170	190
5.05%, 11/15/40	250	271
4.75%, 6/1/43	250	261
Precision Castparts Corp.,
1.25%, 1/15/18	210	209
3.90%, 1/15/43	100	96
Raytheon Co.,
4.40%, 2/15/20	510	555
2.50%, 12/15/22	150	144
4.70%, 12/15/41	100	108
Textron, Inc.,
5.60%, 12/1/17	125	141
United Technologies Corp.,
1.80%, 6/1/17	500	511
5.38%, 12/15/17	390	443
4.50%, 4/15/20	450	503
7.50%, 9/15/29	100	142
6.05%, 6/1/36	100	127
6.13%, 7/15/38	175	225
4.50%, 6/1/42	700	733

		8,376

Airlines - 0.0%
Continental Airlines Pass Through Trust, Series 2009-2, Class A,
7.25%, 11/10/19	300	351

Apparel & Textile Products - 0.0%
NIKE, Inc.,
3.63%, 5/1/43	75	69
VF Corp.,
3.50%, 9/1/21	150	156
6.00%, 10/15/33	100	120
6.45%, 11/1/37	30	38

		383

NORTHERN FUNDS QUARTERLY REPORT    7    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Automotive - 0.4%
American Honda Finance Corp.,
2.13%, 10/10/18	$75	$76
Daimler Finance North America LLC,
8.50%, 1/18/31	175	265
Delphi Corp.,
4.15%, 3/15/24	100	104
Ford Motor Co.,
7.45%, 7/16/31	350	468
4.75%, 1/15/43	500	505
Ford Motor Credit Co. LLC,
2.50%, 1/15/16	500	513
4.21%, 4/15/16	1,000	1,055
4.25%, 2/3/17	1,000	1,074
3.00%, 6/12/17	640	668
2.88%, 10/1/18	200	207
5.88%, 8/2/21	500	587
4.25%, 9/20/22	300	320
Johnson Controls, Inc.,
2.60%, 12/1/16	75	78
5.00%, 3/30/20	155	172
5.70%, 3/1/41	250	292
4.63%, 7/2/44	65	65
Toyota Motor Credit Corp.,
0.88%, 7/17/15	150	151
2.80%, 1/11/16	300	311
2.00%, 9/15/16	165	169
2.05%, 1/12/17	750	770
1.75%, 5/22/17	150	153
1.25%, 10/5/17	250	250
1.38%, 1/10/18	500	501
2.00%, 10/24/18	400	404
2.10%, 1/17/19	100	101
4.50%, 6/17/20	300	331

		9,590

Banking - 1.8%
American Express Centurion Bank,
0.88%, 11/13/15	75	75
Bank of America Corp.,
4.75%, 8/1/15	325	339
1.50%, 10/9/15	165	167
3.63%, 3/17/16	185	193
6.05%, 5/16/16	600	653
6.50%, 8/1/16	1,000	1,108
5.75%, 8/15/16	100	109
5.63%, 10/14/16	200	220
3.88%, 3/22/17	150	160
6.40%, 8/28/17	200	228
6.00%, 9/1/17	250	282
5.75%, 12/1/17	865	976
2.00%, 1/11/18	1,155	1,162
6.88%, 4/25/18	505	595
5.65%, 5/1/18	450	510
6.88%, 11/15/18	275	327
2.60%, 1/15/19	300	304
2.65%, 4/1/19	100	101
7.63%, 6/1/19	540	667
5.63%, 7/1/20	1,440	1,657
5.00%, 5/13/21	400	447
5.70%, 1/24/22	1,000	1,160
4.10%, 7/24/23	100	104
4.00%, 4/1/24	165	168
6.11%, 1/29/37	150	173
7.75%, 5/14/38	275	378
5.88%, 2/7/42	250	297
5.00%, 1/21/44	100	106
4.88%, 4/1/44	95	98
Bank of America N.A.,
6.00%, 10/15/36	250	303
Bank One Corp.,
7.75%, 7/15/25	54	71
BB&T Corp.,
5.20%, 12/23/15	600	638
3.95%, 4/29/16	250	265
2.15%, 3/22/17	250	256
1.60%, 8/15/17	50	50
1.45%, 1/12/18	80	80
2.05%, 6/19/18	100	101
2.25%, 2/1/19	100	101
Branch Banking & Trust Co.,
2.85%, 4/1/21	650	657
Capital One N.A.,
1.50%, 3/22/18	250	248
Citigroup, Inc.,
2.25%, 8/7/15	125	127
5.30%, 1/7/16	800	853
1.25%, 1/15/16	250	252

FIXED INCOME INDEX FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Banking - 1.8% continued
1.30%, 4/1/16	$150	$151
3.95%, 6/15/16	1,000	1,055
4.45%, 1/10/17	250	269
5.50%, 2/15/17	225	247
6.00%, 8/15/17	100	113
6.13%, 11/21/17	1,075	1,230
1.75%, 5/1/18	150	149
6.13%, 5/15/18	350	403
2.55%, 4/8/19	65	66
5.38%, 8/9/20	500	573
4.50%, 1/14/22	735	799
4.05%, 7/30/22	90	92
3.38%, 3/1/23	150	149
3.50%, 5/15/23	190	185
3.88%, 10/25/23	200	205
6.63%, 6/15/32	100	120
6.00%, 10/31/33	350	398
8.13%, 7/15/39	1,180	1,771
5.88%, 1/30/42	30	36
6.68%, 9/13/43	125	156
5.30%, 5/6/44	50	52
Fifth Third Bancorp,
5.45%, 1/15/17	75	82
3.50%, 3/15/22	200	206
4.30%, 1/16/24	220	229
8.25%, 3/1/38	275	405
Fifth Third Bank,
0.90%, 2/26/16	250	251
HSBC Bank USA N.A.,
4.88%, 8/24/20	300	334
7.00%, 1/15/39	350	475
HSBC USA, Inc.,
1.63%, 1/16/18	180	180
2.63%, 9/24/18	80	83
JPMorgan Chase Bank N.A.,
5.88%, 6/13/16	200	219
6.00%, 10/1/17	650	739
KeyBank N.A.,
5.45%, 3/3/16	100	108
KeyCorp,
3.75%, 8/13/15	250	259
2.30%, 12/13/18	250	253
5.10%, 3/24/21	25	28
Manufacturers & Traders Trust Co.,
6.63%, 12/4/17	250	291
MUFG Union Bank N.A.,
2.63%, 9/26/18	250	257
PNC Bank N.A.,
4.88%, 9/21/17	100	111
2.70%, 11/1/22	250	241
2.95%, 1/30/23	250	245
3.80%, 7/25/23	250	259
PNC Financial Services Group (The), Inc.,
2.85%, 11/9/22	100	98
PNC Funding Corp.,
4.25%, 9/21/15	250	261
2.70%, 9/19/16	60	62
6.70%, 6/10/19	600	726
4.38%, 8/11/20	500	546
3.30%, 3/8/22	150	153
Santander Holdings USA, Inc.,
4.63%, 4/19/16	30	32
SunTrust Bank,
7.25%, 3/15/18	125	148
2.75%, 5/1/23	350	336
SunTrust Banks, Inc.,
3.60%, 4/15/16	100	105
2.35%, 11/1/18	25	25
2.50%, 5/1/19	200	203
UnionBanCal Corp.,
3.50%, 6/18/22	150	155
US Bancorp,
2.45%, 7/27/15	70	72
2.20%, 11/15/16	75	77
1.95%, 11/15/18	200	201
4.13%, 5/24/21	200	217
3.00%, 3/15/22	115	116
2.95%, 7/15/22	200	197
Wachovia Corp.,
5.63%, 10/15/16	550	606
5.75%, 6/15/17	350	396
5.75%, 2/1/18	600	687
Wells Fargo & Co.,
1.50%, 7/1/15	250	253
5.13%, 9/15/16	475	519
2.63%, 12/15/16	250	260

NORTHERN FUNDS QUARTERLY REPORT    9    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Banking - 1.8% continued
2.10%, 5/8/17	$250	$256
5.63%, 12/11/17	445	506
2.15%, 1/15/19	135	136
3.00%, 1/22/21	100	102
4.60%, 4/1/21	500	556
3.50%, 3/8/22	1,000	1,034
3.45%, 2/13/23	125	124
4.13%, 8/15/23	200	208
5.38%, 2/7/35	425	497
Wells Fargo Bank N.A.,
5.85%, 2/1/37	250	309
6.60%, 1/15/38	300	405
Wells Fargo Capital X,
5.95%, 12/15/36	100	102

		40,926

Biotechnology - 0.2%
Amgen, Inc.,
2.30%, 6/15/16	100	103
2.50%, 11/15/16	250	259
5.85%, 6/1/17	375	423
2.20%, 5/22/19	250	250
4.10%, 6/15/21	165	177
3.88%, 11/15/21	250	264
6.38%, 6/1/37	100	124
6.40%, 2/1/39	100	125
5.75%, 3/15/40	750	870
5.15%, 11/15/41	250	268
5.65%, 6/15/42	100	114
5.38%, 5/15/43	200	221
Celgene Corp.,
2.30%, 8/15/18	35	36
2.25%, 5/15/19	165	165
5.25%, 8/15/43	85	92
Genentech, Inc.,
4.75%, 7/15/15	150	157
Gilead Sciences, Inc.,
3.05%, 12/1/16	100	105
2.05%, 4/1/19	100	100
4.50%, 4/1/21	200	222
5.65%, 12/1/41	330	389

		4,464

Cable & Satellite - 0.4%
Comcast Corp.,
4.95%, 6/15/16	250	270
3.13%, 7/15/22	430	436
7.05%, 3/15/33	190	256
6.45%, 3/15/37	520	663
6.95%, 8/15/37	450	607
6.40%, 5/15/38	600	765
6.40%, 3/1/40	175	224
4.65%, 7/15/42	40	41
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
1.75%, 1/15/18	55	55
4.60%, 2/15/21	555	606
4.45%, 4/1/24	1,020	1,082
6.00%, 8/15/40	520	599
Time Warner Cable, Inc.,
6.75%, 7/1/18	450	532
8.75%, 2/14/19	300	385
5.00%, 2/1/20	1,690	1,894
6.55%, 5/1/37	200	249
7.30%, 7/1/38	455	612
6.75%, 6/15/39	130	168

		9,444

Chemicals - 0.4%
Air Products & Chemicals, Inc.,
2.00%, 8/2/16	145	149
1.20%, 10/15/17	250	250
2.75%, 2/3/23	250	242
Airgas, Inc.,
1.65%, 2/15/18	250	248
2.90%, 11/15/22	150	145
3.65%, 7/15/24	70	71
Cabot Corp.,
5.00%, 10/1/16	250	270
2.55%, 1/15/18	300	305
CF Industries, Inc.,
6.88%, 5/1/18	300	353
3.45%, 6/1/23	110	109
5.15%, 3/15/34	235	250
Dow Chemical (The) Co.,
5.70%, 5/15/18	29	33
4.25%, 11/15/20	250	272
4.13%, 11/15/21	200	215

FIXED INCOME INDEX FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Chemicals - 0.4% continued
3.00%, 11/15/22	$100	$98
7.38%, 11/1/29	100	133
9.40%, 5/15/39	300	492
5.25%, 11/15/41	400	435
E.I. du Pont de Nemours & Co.,
5.25%, 12/15/16	400	441
4.63%, 1/15/20	615	691
2.80%, 2/15/23	200	195
6.50%, 1/15/28	100	129
Eastman Chemical Co.,
2.40%, 6/1/17	560	577
4.80%, 9/1/42	200	203
4.65%, 10/15/44	100	99
Lubrizol Corp.,
6.50%, 10/1/34	50	65
Monsanto Co.,
2.75%, 4/15/16	50	52
5.13%, 4/15/18	240	269
2.20%, 7/15/22	65	61
5.50%, 8/15/25	50	59
4.20%, 7/15/34	55	56
5.88%, 4/15/38	256	305
Mosaic (The) Co.,
5.45%, 11/15/33	30	34
4.88%, 11/15/41	100	102
PPG Industries, Inc.,
1.90%, 1/15/16	50	51
6.65%, 3/15/18	220	256
2.70%, 8/15/22	60	58
7.70%, 3/15/38	200	284
Praxair, Inc.,
1.05%, 11/7/17	85	84
1.25%, 11/7/18	150	147
4.50%, 8/15/19	400	444
4.05%, 3/15/21	100	109
2.45%, 2/15/22	250	242
2.20%, 8/15/22	150	142
3.55%, 11/7/42	125	114
Rohm & Haas Co.,
6.00%, 9/15/17	72	81
Sherwin-Williams (The) Co.,
1.35%, 12/15/17	100	100
Westlake Chemical Corp.,
3.60%, 7/15/22	65	65

		9,585

Commercial Finance - 0.7%
Air Lease Corp.,
3.38%, 1/15/19	65	67
GATX Corp.,
2.38%, 7/30/18	35	35
5.20%, 3/15/44	35	37
General Electric Capital Corp.,
1.63%, 7/2/15	150	152
5.00%, 1/8/16	100	107
2.95%, 5/9/16	200	208
2.90%, 1/9/17	750	785
2.30%, 4/27/17	250	258
5.63%, 9/15/17	1,175	1,330
1.60%, 11/20/17	135	136
1.63%, 4/2/18	250	250
5.63%, 5/1/18	2,575	2,951
2.10%, 12/11/19	125	125
4.38%, 9/16/20	115	127
4.63%, 1/7/21	1,400	1,559
3.15%, 9/7/22	750	753
3.10%, 1/9/23	500	496
3.45%, 5/15/24	350	351
6.75%, 3/15/32	150	198
6.15%, 8/7/37	150	186
5.88%, 1/14/38	800	971
6.88%, 1/10/39	550	739
6.38%, 11/15/67	250	279
National Rural Utilities Cooperative Finance Corp.,
1.90%, 11/1/15	250	254
5.45%, 4/10/17	300	335
2.15%, 2/1/19	165	167
3.05%, 2/15/22	35	36
8.00%, 3/1/32	50	72
Private Export Funding Corp.,
1.45%, 8/15/19	2,000	1,957

		14,921

Communications Equipment - 0.2%
Apple, Inc.,
0.45%, 5/3/16	360	359

NORTHERN FUNDS QUARTERLY REPORT    11    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Communications Equipment - 0.2% continued
1.05%, 5/5/17	$555	$556
2.85%, 5/6/21	125	126
2.40%, 5/3/23	500	472
3.85%, 5/4/43	230	211
CC Holdings GS V LLC/Crown Castle GS III Corp.,
2.38%, 12/15/17	100	102
Cisco Systems, Inc.,
5.50%, 2/22/16	850	919
1.10%, 3/3/17	400	401
3.15%, 3/14/17	100	106
4.45%, 1/15/20	225	249
2.90%, 3/4/21	50	51
5.90%, 2/15/39	690	842
Harris Corp.,
6.38%, 6/15/19	50	58
Juniper Networks, Inc.,
4.60%, 3/15/21	100	108
5.95%, 3/15/41	100	111
Motorola Solutions, Inc.,
6.00%, 11/15/17	125	142
3.75%, 5/15/22	325	323
3.50%, 3/1/23	100	97

		5,233

Construction Materials - 0.0%
CRH America, Inc.,
6.00%, 9/30/16	100	111
Martin Marietta Materials, Inc.,
6.60%, 4/15/18	100	115
Owens Corning,
4.20%, 12/15/22	190	195

		421

Consumer Finance - 0.4%
American Express Co.,
6.15%, 8/28/17	800	915
7.00%, 3/19/18	300	357
2.65%, 12/2/22	632	616
American Express Credit Corp.,
1.30%, 7/29/16	145	146
2.80%, 9/19/16	1,250	1,302
2.38%, 3/24/17	250	258
1.13%, 6/5/17	400	400
Capital One Bank USA N.A.,
2.25%, 2/13/19	300	302
2.30%, 6/5/19	300	301
Capital One Financial Corp.,
1.00%, 11/6/15	100	100
3.15%, 7/15/16	195	203
Fidelity National Information Services, Inc.,
2.00%, 4/15/18	40	40
5.00%, 3/15/22	200	210
Fiserv, Inc.,
3.13%, 10/1/15	250	257
3.13%, 6/15/16	170	177
4.63%, 10/1/20	250	273
3.50%, 10/1/22	50	50
HSBC Finance Corp.,
5.50%, 1/19/16	650	696
6.68%, 1/15/21	500	598
Total System Services, Inc.,
2.38%, 6/1/18	200	200
Western Union (The) Co.,
5.93%, 10/1/16	355	390
6.20%, 11/17/36	50	52
6.20%, 6/21/40	70	73

		7,916

Consumer Products - 0.2%
Clorox (The) Co.,
5.95%, 10/15/17	25	29
3.05%, 9/15/22	250	248
Colgate-Palmolive Co.,
0.90%, 5/1/18	250	243
2.30%, 5/3/22	165	160
1.95%, 2/1/23	250	233
Estee Lauder (The) Cos., Inc.,
2.35%, 8/15/22	50	47
6.00%, 5/15/37	100	122
Kimberly-Clark Corp.,
6.13%, 8/1/17	50	57
6.25%, 7/15/18	150	177
2.40%, 3/1/22	50	49
6.63%, 8/1/37	350	471
3.70%, 6/1/43	100	93
Procter & Gamble (The) Co.,
4.85%, 12/15/15	1,208	1,285
1.45%, 8/15/16	50	51
4.70%, 2/15/19	200	226

FIXED INCOME INDEX FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Consumer Products - 0.2% continued
2.30%, 2/6/22	$215	$210
3.10%, 8/15/23	250	252
5.80%, 8/15/34	100	125
5.55%, 3/5/37	50	61
Unilever Capital Corp.,
0.45%, 7/30/15	500	501
4.25%, 2/10/21	250	275
5.90%, 11/15/32	125	163

		5,078

Consumer Services - 0.0%
Ecolab, Inc.,
1.00%, 8/9/15	75	75
3.00%, 12/8/16	175	183
1.45%, 12/8/17	100	100
4.35%, 12/8/21	250	274
5.50%, 12/8/41	105	123

		755

Containers & Packaging - 0.1%
3M Co.,
1.00%, 6/26/17	150	150
5.70%, 3/15/37	350	433
International Paper Co.,
7.95%, 6/15/18	325	397
7.50%, 8/15/21	350	446
4.75%, 2/15/22	125	138
3.65%, 6/15/24	250	251
7.30%, 11/15/39	45	61
6.00%, 11/15/41	250	295
Packaging Corp. of America,
4.50%, 11/1/23	100	107
Rock-Tenn Co.,
3.50%, 3/1/20	150	154
Sonoco Products Co.,
4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	173
Westvaco Corp.,
7.95%, 2/15/31	100	129

		2,760

Educational Services - 0.1%
Board of Trustees of The Leland Stanford Junior University (The),
4.75%, 5/1/19	200	225
California Institute of Technology,
4.70%, 11/1/11(1)	110	107
George Washington University (The),
3.49%, 9/15/22	50	50
Johns Hopkins University,
4.08%, 7/1/53	100	98
Massachusetts Institute of Technology,
5.60%, 7/1/11(1)	190	238
4.68%, 7/1/14(2)	15	16
Northwestern University,
4.64%, 12/1/44	50	55
Princeton University,
4.95%, 3/1/19	100	113
Trustees of Dartmouth College,
4.75%, 6/1/19	170	192
University of Pennsylvania,
4.67%, 9/1/12(3)	100	100
Vanderbilt University (The),
5.25%, 4/1/19	100	115

		1,309

Electrical Equipment - 0.2%
ABB Finance USA, Inc.,
1.63%, 5/8/17	90	91
Dover Corp.,
4.30%, 3/1/21	60	66
Emerson Electric Co.,
4.75%, 10/15/15	100	105
5.38%, 10/15/17	100	113
5.25%, 10/15/18	325	371
2.63%, 2/15/23	85	83
6.00%, 8/15/32	25	31
6.13%, 4/15/39	50	64
General Electric Co.,
0.85%, 10/9/15	210	211
5.25%, 12/6/17	750	846
2.70%, 10/9/22	1,080	1,061
4.50%, 3/11/44	650	677
Honeywell International, Inc.,
5.30%, 3/15/17	200	223
5.30%, 3/1/18	290	330
5.70%, 3/15/37	125	153
Rockwell Automation, Inc.,
6.25%, 12/1/37	150	191

NORTHERN FUNDS QUARTERLY REPORT    13    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Electrical Equipment - 0.2% continued
Roper Industries, Inc.,
1.85%, 11/15/17	$160	$161
2.05%, 10/1/18	120	120

		4,897

Entertainment - 0.1%
CBS Corp.,
4.63%, 5/15/18	25	27
5.75%, 4/15/20	250	290
4.30%, 2/15/21	500	538
3.38%, 3/1/22	100	100
Time Warner Entertainment Co. L.P.,
8.38%, 3/15/23	75	102
8.38%, 7/15/33	215	315

		1,372

Exploration & Production - 0.5%
Anadarko Petroleum Corp.,
6.95%, 6/15/19	500	612
Apache Corp.,
5.63%, 1/15/17	250	278
3.63%, 2/1/21	200	212
6.00%, 1/15/37	620	759
5.10%, 9/1/40	250	275
ConocoPhillips,
6.65%, 7/15/18	100	119
5.75%, 2/1/19	885	1,030
5.90%, 10/15/32	250	311
5.90%, 5/15/38	100	126
Continental Resources, Inc.,
5.00%, 9/15/22	200	217
Devon Energy Corp.,
2.40%, 7/15/16	80	83
6.30%, 1/15/19	600	705
4.00%, 7/15/21	200	212
3.25%, 5/15/22	235	237
7.95%, 4/15/32	100	142
Devon Financing Corp. LLC,
7.88%, 9/30/31	410	576
EOG Resources, Inc.,
5.63%, 6/1/19	215	250
4.10%, 2/1/21	500	545
EQT Corp.,
8.13%, 6/1/19	215	269
4.88%, 11/15/21	110	120
Kerr-McGee Corp.,
7.88%, 9/15/31	140	198
Marathon Oil Corp.,
6.00%, 10/1/17	485	554
6.80%, 3/15/32	175	222
Murphy Oil Corp.,
4.00%, 6/1/22	100	101
7.05%, 5/1/29	300	362
Noble Energy, Inc.,
4.15%, 12/15/21	250	269
Occidental Petroleum Corp.,
1.75%, 2/15/17	250	255
1.50%, 2/15/18	50	50
4.10%, 2/1/21	750	818
3.13%, 2/15/22	100	101
Pioneer Natural Resources Co.,
6.65%, 3/15/17	150	171
6.88%, 5/1/18	100	118
3.95%, 7/15/22	85	89
7.20%, 1/15/28	100	128
Southwestern Energy Co.,
4.10%, 3/15/22	100	106

		10,620

Financial Services - 1.6%
Bank of New York Mellon (The) Corp.,
2.30%, 7/28/16	150	155
5.50%, 12/1/17	100	113
1.30%, 1/25/18	500	495
1.35%, 3/6/18	150	149
2.20%, 5/15/19	65	65
5.45%, 5/15/19	75	86
3.55%, 9/23/21	955	1,004
Bear Stearns (The) Cos. LLC,
5.30%, 10/30/15	850	901
5.55%, 1/22/17	50	55
6.40%, 10/2/17	150	173
7.25%, 2/1/18	535	637
BlackRock, Inc.,
5.00%, 12/10/19	130	148
4.25%, 5/24/21	150	165
3.38%, 6/1/22	250	258
Charles Schwab (The) Corp.,
0.85%, 12/4/15	90	90

FIXED INCOME INDEX FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Financial Services - 1.6% continued
2.20%, 7/25/18	$35	$36
4.45%, 7/22/20	250	279
CME Group, Inc.,
5.30%, 9/15/43	125	144
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16	220	229
5.75%, 10/1/16	250	275
5.63%, 1/15/17	300	330
6.25%, 9/1/17	1,300	1,480
5.95%, 1/18/18	1,435	1,630
6.15%, 4/1/18	815	935
2.63%, 1/31/19	180	182
5.38%, 3/15/20	1,295	1,467
5.25%, 7/27/21	540	606
5.75%, 1/24/22	750	868
3.63%, 1/22/23	1,000	1,004
4.00%, 3/3/24	250	254
5.95%, 1/15/27	150	171
6.75%, 10/1/37	1,165	1,402
6.25%, 2/1/41	300	366
4.80%, 7/8/44	100	100
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.88%, 2/1/22	315	330
Jefferies Group LLC,
8.50%, 7/15/19	50	62
5.13%, 1/20/23	315	338
JPMorgan Chase & Co.,
5.15%, 10/1/15	1,050	1,106
1.10%, 10/15/15	250	251
3.15%, 7/5/16	935	975
1.35%, 2/15/17	150	151
6.13%, 6/27/17	100	113
2.00%, 8/15/17	125	127
6.00%, 1/15/18	1,610	1,844
1.80%, 1/25/18	1,000	1,005
1.63%, 5/15/18	200	199
2.35%, 1/28/19	250	253
6.30%, 4/23/19	500	591
4.95%, 3/25/20	375	422
4.40%, 7/22/20	300	328
4.63%, 5/10/21	250	276
4.35%, 8/15/21	615	666
3.25%, 9/23/22	210	211
3.63%, 5/13/24	250	251
6.40%, 5/15/38	554	703
5.60%, 7/15/41	405	475
5.40%, 1/6/42	100	114
5.63%, 8/16/43	150	170
Legg Mason, Inc.,
2.70%, 7/15/19	65	65
Mack-Cali Realty L.P.,
4.50%, 4/18/22	200	203
Morgan Stanley,
5.38%, 10/15/15	200	212
1.75%, 2/25/16	135	137
3.80%, 4/29/16	150	157
5.45%, 1/9/17	325	358
6.25%, 8/28/17	350	399
5.95%, 12/28/17	175	199
6.63%, 4/1/18	1,435	1,677
2.50%, 1/24/19	750	758
7.30%, 5/13/19	645	789
5.63%, 9/23/19	475	546
5.50%, 7/28/21	565	649
4.88%, 11/1/22	450	483
3.75%, 2/25/23	700	712
4.10%, 5/22/23	300	304
3.88%, 4/29/24	410	415
6.25%, 8/9/26	100	122
6.38%, 7/24/42	300	381
State Street Corp.,
3.10%, 5/15/23	225	221
3.70%, 11/20/23	50	52

		36,052

Food & Beverage - 0.9%
Anheuser-Busch Cos. LLC,
5.50%, 1/15/18	375	426
5.95%, 1/15/33	100	121
5.75%, 4/1/36	100	121
6.45%, 9/1/37	50	65
Anheuser-Busch InBev Finance, Inc.,
1.25%, 1/17/18	360	357
2.15%, 2/1/19	500	503
4.00%, 1/17/43	150	142
4.63%, 2/1/44	250	260
Anheuser-Busch InBev Worldwide, Inc.,
2.88%, 2/15/16	75	78

NORTHERN FUNDS QUARTERLY REPORT    15    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Food & Beverage - 0.9% continued
1.38%, 7/15/17	$500	$502
5.38%, 1/15/20	450	520
2.50%, 7/15/22	60	57
8.20%, 1/15/39	750	1,148
3.75%, 7/15/42	65	59
Archer-Daniels-Midland Co.,
5.45%, 3/15/18	175	199
4.48%, 3/1/21	150	166
5.38%, 9/15/35	175	203
5.77%, 3/1/41	130	160
4.02%, 4/16/43	56	54
Beam Suntory, Inc.,
5.38%, 1/15/16	86	92
1.88%, 5/15/17	65	65
1.75%, 6/15/18	250	246
Bottling Group LLC,
5.50%, 4/1/16	675	732
Brown-Forman Corp.,
1.00%, 1/15/18	65	63
3.75%, 1/15/43	50	46
Campbell Soup Co.,
2.50%, 8/2/22	205	193
3.80%, 8/2/42	40	34
Coca-Cola (The)Co.,
1.80%, 9/1/16	65	67
1.65%, 3/14/18	125	126
1.15%, 4/1/18	250	248
3.15%, 11/15/20	1,115	1,171
3.30%, 9/1/21	250	260
3.20%, 11/1/23	100	101
ConAgra Foods, Inc.,
1.30%, 1/25/16	130	131
7.00%, 4/15/19	300	361
3.25%, 9/15/22	55	54
3.20%, 1/25/23	150	145
7.00%, 10/1/28	100	127
4.65%, 1/25/43	215	212
Dr. Pepper Snapple Group, Inc.,
2.90%, 1/15/16	135	140
2.60%, 1/15/19	80	81
2.00%, 1/15/20	90	88
General Mills, Inc.,
0.88%, 1/29/16	25	25
3.15%, 12/15/21	500	510
3.65%, 2/15/24	75	77
5.40%, 6/15/40	70	79
Hershey (The) Co.,
1.50%, 11/1/16	250	255
Ingredion, Inc.,
1.80%, 9/25/17	155	155
Kellogg Co.,
1.88%, 11/17/16	55	56
1.75%, 5/17/17	75	76
3.25%, 5/21/18	130	137
2.75%, 3/1/23	350	336
7.45%, 4/1/31	300	389
Kraft Foods Group, Inc.,
3.50%, 6/6/22	1,130	1,160
5.00%, 6/4/42	205	219
Mead Johnson Nutrition Co.,
4.90%, 11/1/19	250	278
5.90%, 11/1/39	50	60
Molson Coors Brewing Co.,
2.00%, 5/1/17	60	61
5.00%, 5/1/42	100	105
Mondelez International, Inc.,
4.13%, 2/9/16	500	526
2.25%, 2/1/19	250	252
6.50%, 11/1/31	150	187
7.00%, 8/11/37	100	132
6.88%, 2/1/38	100	130
6.88%, 1/26/39	100	131
6.50%, 2/9/40	500	640
PepsiCo, Inc.,
0.70%, 8/13/15	150	150
0.70%, 2/26/16	150	150
2.50%, 5/10/16	200	207
5.00%, 6/1/18	650	733
2.25%, 1/7/19	500	510
4.50%, 1/15/20	300	334
2.75%, 3/5/22	385	381
4.88%, 11/1/40	265	288
4.00%, 3/5/42	50	48
3.60%, 8/13/42	50	45
Tyson Foods, Inc.,
4.50%, 6/15/22	300	315

		19,061

FIXED INCOME INDEX FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Forest & Paper Products - 0.0%
Domtar Corp.,
6.75%, 2/15/44	$100	$119
Georgia-Pacific LLC,
7.75%, 11/15/29	500	688

		807

Hardware - 0.3%
Altera Corp.,
1.75%, 5/15/17	35	35
2.50%, 11/15/18	30	30
Applied Materials, Inc.,
5.85%, 6/15/41	100	117
Broadcom Corp.,
2.50%, 8/15/22	365	345
Corning, Inc.,
4.25%, 8/15/20	250	272
5.75%, 8/15/40	170	205
EMC Corp.,
1.88%, 6/1/18	375	378
3.38%, 6/1/23	300	304
Hewlett-Packard Co.,
2.13%, 9/13/15	450	458
2.65%, 6/1/16	250	258
4.38%, 9/15/21	540	579
4.65%, 12/9/21	225	246
6.00%, 9/15/41	275	317
Intel Corp.,
1.35%, 12/15/17	750	750
2.70%, 12/15/22	450	438
4.00%, 12/15/32	150	150
4.80%, 10/1/41	250	265
Maxim Integrated Products, Inc.,
3.38%, 3/15/23	50	49
NetApp, Inc.,
3.25%, 12/15/22	150	144
Pitney Bowes, Inc.,
4.63%, 3/15/24	150	155
Texas Instruments, Inc.,
0.45%, 8/3/15	135	135
1.00%, 5/1/18	300	294

		5,924

Health Care Facilities/Services - 0.2%
AmerisourceBergen Corp.,
1.15%, 5/15/17	175	175
Cardinal Health, Inc.,
5.80%, 10/15/16	100	111
1.90%, 6/15/17	65	66
1.70%, 3/15/18	25	25
3.20%, 6/15/22	150	150
4.60%, 3/15/43	35	36
Catholic Health Initiatives,
1.60%, 11/1/17	85	84
Express Scripts Holding Co.,
3.13%, 5/15/16	100	104
2.65%, 2/15/17	725	753
7.25%, 6/15/19	440	539
4.75%, 11/15/21	500	553
6.13%, 11/15/41	100	122
Laboratory Corp. of America Holdings,
2.50%, 11/1/18	135	138
McKesson Corp.,
5.70%, 3/1/17	275	308
1.40%, 3/15/18	80	79
2.70%, 12/15/22	120	115
3.80%, 3/15/24	160	164
6.00%, 3/1/41	250	301
4.88%, 3/15/44	105	110
Medco Health Solutions, Inc.,
7.13%, 3/15/18	300	354
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	96
Quest Diagnostics, Inc.,
5.45%, 11/1/15	250	265
6.40%, 7/1/17	100	113
4.75%, 1/30/20	340	368
5.75%, 1/30/40	185	200

		5,329

Home & Office Products - 0.0%
Newell Rubbermaid, Inc.,
4.70%, 8/15/20	200	217

Home Improvement - 0.0%
Stanley Black & Decker, Inc.,
3.40%, 12/1/21	265	273
2.90%, 11/1/22	65	64
Whirlpool Corp.,
4.85%, 6/15/21	100	110

NORTHERN FUNDS QUARTERLY REPORT    17    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Home Improvement - 0.0% continued
4.70%, 6/1/22	$100	$108
3.70%, 3/1/23	100	101

		656

Industrial Other - 0.0%
Nevada Power Co.,
6.65%, 4/1/36	100	135
5.45%, 5/15/41	35	42

		177

Integrated Oils - 0.2%
Chevron Corp.,
0.89%, 6/24/16	120	121
1.72%, 6/24/18	200	201
4.95%, 3/3/19	300	342
2.43%, 6/24/20	120	122
3.19%, 6/24/23	505	513
ConocoPhillips Co.,
1.05%, 12/15/17	250	248
2.40%, 12/15/22	265	255
ConocoPhillips Holding Co.,
6.95%, 4/15/29	510	698
Hess Corp.,
7.88%, 10/1/29	620	854
7.13%, 3/15/33	75	99

		3,453

Leisure Products - 0.0%
Hasbro, Inc.,
3.15%, 5/15/21	35	35
6.35%, 3/15/40	250	299
Mattel, Inc.,
2.50%, 11/1/16	85	88
1.70%, 3/15/18	35	35
2.35%, 5/6/19	150	151
6.20%, 10/1/40	50	58

		666

Life Insurance - 0.4%
Aflac, Inc.,
8.50%, 5/15/19	500	645
6.90%, 12/17/39	80	107
6.45%, 8/15/40	55	70
Ameriprise Financial, Inc.,
7.30%, 6/28/19	75	93
5.30%, 3/15/20	95	109
4.00%, 10/15/23	250	264
Genworth Holdings, Inc.,
6.52%, 5/22/18	50	58
7.20%, 2/15/21	600	731
Lincoln National Corp.,
4.20%, 3/15/22	165	176
4.00%, 9/1/23	100	104
6.15%, 4/7/36	150	184
6.30%, 10/9/37	100	126
7.00%, 5/17/66	500	520
MetLife, Inc.,
4.75%, 2/8/21	165	184
3.05%, 12/15/22	200	199
4.37%, 9/15/23	150	161
6.38%, 6/15/34	150	193
5.70%, 6/15/35	700	843
6.40%, 12/15/36	150	168
Primerica, Inc.,
4.75%, 7/15/22	100	109
Principal Financial Group, Inc.,
1.85%, 11/15/17	65	65
6.05%, 10/15/36	60	73
4.63%, 9/15/42	40	40
Protective Life Corp.,
7.38%, 10/15/19	300	371
8.45%, 10/15/39	425	619
Prudential Financial, Inc.,
2.30%, 8/15/18	420	427
5.38%, 6/21/20	175	201
3.50%, 5/15/24	150	149
5.75%, 7/15/33	50	58
6.63%, 12/1/37	200	257
8.88%, 6/15/38	50	61
5.63%, 6/15/43	200	214
Reinsurance Group of America, Inc.,
6.45%, 11/15/19	500	590
Torchmark Corp.,
3.80%, 9/15/22	420	430
Voya Financial, Inc.,
2.90%, 2/15/18	50	52

		8,651

Machinery - 0.3%
Caterpillar Financial Services Corp.,
2.65%, 4/1/16	150	155

FIXED INCOME INDEX FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Machinery - 0.3% continued
2.05%, 8/1/16	$150	$154
1.75%, 3/24/17	100	102
5.85%, 9/1/17	592	674
1.30%, 3/1/18	40	40
5.45%, 4/15/18	300	342
Caterpillar, Inc.,
5.70%, 8/15/16	50	55
3.90%, 5/27/21	500	541
2.60%, 6/26/22	150	146
5.20%, 5/27/41	450	512
3.80%, 8/15/42	102	95
4.30%, 5/15/44	150	150
Deere & Co.,
2.60%, 6/8/22	125	122
8.10%, 5/15/30	100	148
Eaton Corp.,
1.50%, 11/2/17	215	215
2.75%, 11/2/22	1,000	968
IDEX Corp.,
4.20%, 12/15/21	200	208
Illinois Tool Works, Inc.,
1.95%, 3/1/19	130	130
3.38%, 9/15/21	250	260
3.90%, 9/1/42	200	189
John Deere Capital Corp.,
0.75%, 1/22/16	25	25
2.25%, 6/7/16	250	258
1.85%, 9/15/16	200	205
2.00%, 1/13/17	115	118
1.40%, 3/15/17	250	253
1.20%, 10/10/17	250	249
1.30%, 3/12/18	250	247
5.75%, 9/10/18	200	232
1.70%, 1/15/20	150	146
3.15%, 10/15/21	250	256
2.80%, 1/27/23	150	148
Kennametal, Inc.,
2.65%, 11/1/19	100	100

		7,443

Managed Care - 0.3%
Aetna, Inc.,
1.75%, 5/15/17	50	51
1.50%, 11/15/17	100	100
3.95%, 9/1/20	375	407
4.13%, 6/1/21	250	271
6.75%, 12/15/37	150	199
4.50%, 5/15/42	100	102
4.75%, 3/15/44	50	53
Cigna Corp.,
6.15%, 11/15/36	45	56
5.38%, 2/15/42	60	68
Humana, Inc.,
3.15%, 12/1/22	85	83
8.15%, 6/15/38	280	406
UnitedHealth Group, Inc.,
1.88%, 11/15/16	125	128
1.40%, 10/15/17	85	85
1.63%, 3/15/19	210	207
4.70%, 2/15/21	300	334
2.88%, 3/15/22	800	796
5.80%, 3/15/36	250	301
6.63%, 11/15/37	430	570
6.88%, 2/15/38	100	135
5.70%, 10/15/40	135	161
WellPoint, Inc.,
5.25%, 1/15/16	550	588
2.38%, 2/15/17	200	206
5.88%, 6/15/17	350	393
1.88%, 1/15/18	205	206
2.30%, 7/15/18	165	168
3.70%, 8/15/21	320	334
3.30%, 1/15/23	430	430
5.95%, 12/15/34	50	60

		6,898

Media Non-Cable - 0.6%
21st Century Fox America, Inc.,
6.90%, 3/1/19	300	362
4.50%, 2/15/21	450	494
3.00%, 9/15/22	200	197
6.40%, 12/15/35	125	156
6.65%, 11/15/37	550	698
7.85%, 3/1/39	100	141
6.90%, 8/15/39	310	406
Discovery Communications LLC,
5.63%, 8/15/19	250	286
4.38%, 6/15/21	800	866
3.25%, 4/1/23	60	59

NORTHERN FUNDS QUARTERLY REPORT    19    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Media Non-Cable - 0.6% continued
6.35%, 6/1/40	$125	$151
4.95%, 5/15/42	85	87
Google, Inc.,
3.63%, 5/19/21	250	268
Historic TW, Inc.,
6.88%, 6/15/18	250	298
Interpublic Group of (The) Cos., Inc.,
2.25%, 11/15/17	135	137
NBCUniversal Media LLC,
2.88%, 4/1/16	965	1,002
5.15%, 4/30/20	300	344
4.38%, 4/1/21	650	717
2.88%, 1/15/23	150	149
6.40%, 4/30/40	115	147
4.45%, 1/15/43	60	60
Omnicom Group, Inc.,
6.25%, 7/15/19	300	354
3.63%, 5/1/22	496	510
Scripps Networks Interactive, Inc.,
2.70%, 12/15/16	100	104
Time Warner, Inc.,
5.88%, 11/15/16	400	445
2.10%, 6/1/19	75	75
4.88%, 3/15/20	160	179
4.75%, 3/29/21	350	388
3.40%, 6/15/22	50	51
6.50%, 11/15/36	850	1,040
6.20%, 3/15/40	55	65
6.10%, 7/15/40	200	235
5.38%, 10/15/41	500	544
Viacom, Inc.,
2.50%, 12/15/16	65	67
6.13%, 10/5/17	125	143
2.50%, 9/1/18	45	46
2.20%, 4/1/19	80	80
5.63%, 9/15/19	310	358
6.88%, 4/30/36	600	759
4.50%, 2/27/42	300	286
Walt Disney (The) Co.,
1.35%, 8/16/16	150	152
1.13%, 2/15/17	250	251
1.10%, 12/1/17	25	25
5.88%, 12/15/17	300	345
5.50%, 3/15/19	400	463
3.75%, 6/1/21	300	323
3.70%, 12/1/42	130	120
4.13%, 6/1/44	100	98

		14,531

Medical Equipment/Devices - 0.4%
Agilent Technologies, Inc.,
5.50%, 9/14/15	700	738
3.20%, 10/1/22	225	218
3.88%, 7/15/23	250	253
Baxter International, Inc.,
0.95%, 6/1/16	110	110
1.85%, 1/15/17	100	102
5.38%, 6/1/18	225	255
2.40%, 8/15/22	200	189
6.25%, 12/1/37	30	38
3.65%, 8/15/42	30	27
4.50%, 6/15/43	125	128
Becton Dickinson and Co.,
1.75%, 11/8/16	250	255
3.25%, 11/12/20	430	447
3.13%, 11/8/21	150	154
6.00%, 5/15/39	290	365
Boston Scientific Corp.,
2.65%, 10/1/18	80	82
7.38%, 1/15/40	100	138
CareFusion Corp.,
6.38%, 8/1/19	125	146
3.30%, 3/1/23	130	125
CR Bard, Inc.,
1.38%, 1/15/18	160	159
Danaher Corp.,
5.63%, 1/15/18	200	228
3.90%, 6/23/21	250	269
Life Technologies Corp.,
3.50%, 1/15/16	250	260
6.00%, 3/1/20	500	584
Medtronic, Inc.,
4.75%, 9/15/15	200	210
4.13%, 3/15/21	500	543
3.13%, 3/15/22	150	151
2.75%, 4/1/23	80	77
6.50%, 3/15/39	100	130
5.55%, 3/15/40	200	235
4.50%, 3/15/42	100	102

FIXED INCOME INDEX FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Medical Equipment/Devices - 0.4% continued
St. Jude Medical, Inc.,
2.50%, 1/15/16	$150	$154
3.25%, 4/15/23	140	139
4.75%, 4/15/43	150	154
Stryker Corp.,
2.00%, 9/30/16	125	128
4.10%, 4/1/43	50	48
Thermo Fisher Scientific, Inc.,
2.25%, 8/15/16	100	103
1.85%, 1/15/18	115	116
3.60%, 8/15/21	250	260
4.15%, 2/1/24	100	105
Zimmer Holdings, Inc.,
3.38%, 11/30/21	250	255
5.75%, 11/30/39	100	116

		8,296

Metals & Mining - 0.2%
Allegheny Technologies, Inc.,
5.95%, 1/15/21	125	138
Barrick North America Finance LLC,
6.80%, 9/15/18	175	205
4.40%, 5/30/21	500	523
7.50%, 9/15/38	100	118
Cliffs Natural Resources, Inc.,
6.25%, 10/1/40	200	173
Freeport-McMoRan Copper & Gold, Inc.,
2.38%, 3/15/18	245	249
3.55%, 3/1/22	250	248
5.45%, 3/15/43	645	669
Newmont Mining Corp.,
5.13%, 10/1/19	315	348
3.50%, 3/15/22	250	241
5.88%, 4/1/35	100	101
4.88%, 3/15/42	150	135
Nucor Corp.,
5.85%, 6/1/18	200	229
4.00%, 8/1/23	250	259
6.40%, 12/1/37	150	184
5.20%, 8/1/43	125	133
Southern Copper Corp.,
7.50%, 7/27/35	300	349
6.75%, 4/16/40	90	98

		4,400

Oil & Gas Services - 0.2%
Baker Hughes, Inc.,
3.20%, 8/15/21	100	103
5.13%, 9/15/40	210	239
Cameron International Corp.,
4.50%, 6/1/21	125	135
Halliburton Co.,
5.90%, 9/15/18	350	407
3.25%, 11/15/21	595	615
6.70%, 9/15/38	75	101
7.45%, 9/15/39	820	1,187
Nabors Industries, Inc.,
2.35%, 9/15/16(4) (5)	35	36
5.00%, 9/15/20	250	280
4.63%, 9/15/21	300	325
5.10%, 9/15/23	130	142
Pride International, Inc.,
6.88%, 8/15/20	1,000	1,215
Rowan Cos., Inc.,
5.00%, 9/1/17	200	217
5.40%, 12/1/42	75	75
5.85%, 1/15/44	135	146
Weatherford International LLC,
6.35%, 6/15/17	100	114

		5,337

Pharmaceuticals - 0.7%
AbbVie, Inc.,
1.20%, 11/6/15	250	252
1.75%, 11/6/17	265	266
2.90%, 11/6/22	500	483
4.40%, 11/6/42	415	403
Actavis, Inc.,
1.88%, 10/1/17	20	20
3.25%, 10/1/22	500	491
4.63%, 10/1/42	60	59
Allergan, Inc.,
1.35%, 3/15/18	100	97
Bristol-Myers Squibb Co.,
2.00%, 8/1/22	600	558
5.88%, 11/15/36	23	28
6.13%, 5/1/38	5	6
Eli Lilly & Co.,
5.20%, 3/15/17	525	584
1.95%, 3/15/19	35	35
5.55%, 3/15/37	250	299

NORTHERN FUNDS QUARTERLY REPORT    21    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Pharmaceuticals - 0.7% continued
GlaxoSmithKline Capital, Inc.,
0.70%, 3/18/16	$300	$301
5.65%, 5/15/18	800	917
5.38%, 4/15/34	150	176
6.38%, 5/15/38	530	686
4.20%, 3/18/43	20	20
Johnson & Johnson,
5.55%, 8/15/17	350	399
3.55%, 5/15/21	250	269
6.95%, 9/1/29	100	141
4.38%, 12/5/33	250	269
5.95%, 8/15/37	100	130
4.85%, 5/15/41	400	454
Merck & Co., Inc.,
6.00%, 9/15/17	350	402
2.80%, 5/18/23	300	293
3.60%, 9/15/42	25	22
4.15%, 5/18/43	60	59
Merck Sharp & Dohme Corp.,
5.00%, 6/30/19	725	825
5.75%, 11/15/36	50	61
5.85%, 6/30/39	575	709
Mylan, Inc.,
1.80%, 6/24/16	95	96
1.35%, 11/29/16	55	55
5.40%, 11/29/43	85	92
Novartis Capital Corp.,
4.40%, 4/24/20	185	206
2.40%, 9/21/22	40	39
3.40%, 5/6/24	250	253
4.40%, 5/6/44	250	260
Pfizer, Inc.,
6.20%, 3/15/19	1,000	1,187
3.40%, 5/15/24	150	152
7.20%, 3/15/39	700	990
Pharmacia Corp.,
6.60%, 12/1/28	125	162
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/1/36	45	54
Wyeth LLC,
5.50%, 2/15/16	425	459
5.95%, 4/1/37	225	276
Zoetis, Inc.,
1.88%, 2/1/18	40	40
3.25%, 2/1/23	500	495
4.70%, 2/1/43	40	41

		14,571

Pipeline - 0.7%
DCP Midstream Operating L.P.,
2.50%, 12/1/17	50	51
3.88%, 3/15/23	50	51
5.60%, 4/1/44	75	83
El Paso Natural Gas Co. LLC,
5.95%, 4/15/17	350	393
8.38%, 6/15/32	100	140
El Paso Pipeline Partners Operating Co. LLC,
4.70%, 11/1/42	155	145
Enbridge Energy Partners L.P.,
5.20%, 3/15/20	95	106
4.20%, 9/15/21	250	265
7.50%, 4/15/38	50	67
Energy Transfer Partners L.P.,
6.13%, 2/15/17	350	390
9.00%, 4/15/19	187	239
4.15%, 10/1/20	150	159
6.63%, 10/15/36	100	119
7.50%, 7/1/38	200	260
6.50%, 2/1/42	650	776
5.15%, 2/1/43	150	154
Enterprise Products Operating LLC,
3.20%, 2/1/16	200	208
6.30%, 9/15/17	335	387
5.25%, 1/31/20	300	342
4.05%, 2/15/22	1,000	1,063
3.90%, 2/15/24	50	52
6.88%, 3/1/33	50	65
7.55%, 4/15/38	200	278
4.85%, 8/15/42	315	326
4.45%, 2/15/43	40	39
5.10%, 2/15/45	50	53
Kinder Morgan Energy Partners L.P.,
5.95%, 2/15/18	495	565
6.85%, 2/15/20	70	84
4.15%, 3/1/22	175	182
3.50%, 9/1/23	25	24
7.40%, 3/15/31	350	439
7.30%, 8/15/33	100	127
6.95%, 1/15/38	150	185

FIXED INCOME INDEX FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Pipeline - 0.7% continued
6.55%, 9/15/40	$100	$119
6.38%, 3/1/41	135	158
5.63%, 9/1/41	100	107
5.00%, 3/1/43	335	332
Magellan Midstream Partners L.P.,
4.25%, 2/1/21	200	218
5.15%, 10/15/43	50	55
ONEOK Partners L.P.,
3.25%, 2/1/16	135	140
6.15%, 10/1/16	200	223
2.00%, 10/1/17	75	76
3.20%, 9/15/18	85	89
8.63%, 3/1/19	350	442
6.20%, 9/15/43	100	119
Panhandle Eastern Pipe Line Co. L.P.,
6.20%, 11/1/17	100	113
Plains All American Pipeline L.P./PAA Finance Corp.,
6.13%, 1/15/17	200	224
6.50%, 5/1/18	300	351
5.75%, 1/15/20	200	232
5.00%, 2/1/21	100	113
3.85%, 10/15/23	250	257
5.15%, 6/1/42	150	163
4.30%, 1/31/43	100	96
Southern Union Co.,
8.25%, 11/15/29	25	32
Spectra Energy Capital LLC,
6.20%, 4/15/18	350	402
3.30%, 3/15/23	200	191
7.50%, 9/15/38	50	65
Spectra Energy Partners L.P.,
2.95%, 9/25/18	55	57
5.95%, 9/25/43	100	119
Sunoco Logistics Partners Operations L.P.,
4.65%, 2/15/22	165	178
4.25%, 4/1/24	35	36
5.30%, 4/1/44	100	105
Tennessee Gas Pipeline Co. LLC,
7.00%, 10/15/28	50	64
Transcontinental Gas Pipe Line Co. LLC,
5.40%, 8/15/41	130	149
Williams (The) Cos., Inc.,
7.50%, 1/15/31	200	237
8.75%, 3/15/32	192	250
Williams Partners L.P.,
5.25%, 3/15/20	180	203
4.13%, 11/15/20	300	320
3.35%, 8/15/22	250	248
6.30%, 4/15/40	130	154
5.80%, 11/15/43	200	226
Williams Partners L.P./Williams Partners Finance Corp.,
7.25%, 2/1/17	100	114

		14,594

Property & Casualty - 0.5%
ACE INA Holdings, Inc.,
5.80%, 3/15/18	300	343
5.90%, 6/15/19	355	415
6.70%, 5/15/36	50	67
4.15%, 3/13/43	100	98
Alleghany Corp.,
4.95%, 6/27/22	55	60
Allstate (The) Corp.,
5.55%, 5/9/35	50	60
6.13%, 5/15/37	100	107
5.20%, 1/15/42	225	253
6.50%, 5/15/57	225	245
American International Group, Inc.,
5.45%, 5/18/17	625	697
5.85%, 1/16/18	280	320
8.25%, 8/15/18	150	186
6.40%, 12/15/20	300	362
4.88%, 6/1/22	700	780
4.13%, 2/15/24	165	174
6.25%, 5/1/36	350	440
8.18%, 5/15/58	440	606
Assurant, Inc.,
2.50%, 3/15/18	50	50
Berkshire Hathaway Finance Corp.,
1.30%, 5/15/18	65	65
5.40%, 5/15/18	300	343
5.75%, 1/15/40	255	306
4.40%, 5/15/42	100	101
4.30%, 5/15/43	125	124
Berkshire Hathaway, Inc.,
0.80%, 2/11/16	40	40
1.90%, 1/31/17	125	128
4.50%, 2/11/43	300	309

NORTHERN FUNDS QUARTERLY REPORT    23    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Property & Casualty - 0.5% continued
Chubb (The) Corp.,
5.75%, 5/15/18	$325	$373
6.00%, 5/11/37	50	63
6.50%, 5/15/38	85	114
CNA Financial Corp.,
7.35%, 11/15/19	250	308
Hartford Financial Services Group (The), Inc.,
5.50%, 3/30/20	250	286
5.13%, 4/15/22	145	165
5.95%, 10/15/36	285	344
Infinity Property & Casualty Corp.,
5.00%, 9/19/22	115	120
Loews Corp.,
2.63%, 5/15/23	250	236
4.13%, 5/15/43	75	70
Marsh & McLennan Cos., Inc.,
5.75%, 9/15/15	103	109
Progressive (The) Corp.,
3.75%, 8/23/21	330	352
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	97
Travelers (The) Cos., Inc.,
5.50%, 12/1/15	150	160
5.80%, 5/15/18	375	431
6.25%, 6/15/37	375	484
5.35%, 11/1/40	25	30
4.60%, 8/1/43	75	79

		10,500

Railroad - 0.3%
Burlington Northern Santa Fe LLC,
5.75%, 3/15/18	100	115
4.10%, 6/1/21	20	22
3.45%, 9/15/21	50	52
3.05%, 9/1/22	525	524
3.75%, 4/1/24	355	366
6.20%, 8/15/36	325	403
6.15%, 5/1/37	140	175
4.95%, 9/15/41	250	269
4.40%, 3/15/42	280	277
CSX Corp.,
4.25%, 6/1/21	100	109
3.70%, 11/1/23	50	51
6.00%, 10/1/36	100	123
6.15%, 5/1/37	190	235
6.22%, 4/30/40	350	439
5.50%, 4/15/41	50	58
4.10%, 3/15/44	15	14
Norfolk Southern Corp.,
5.90%, 6/15/19	320	373
3.25%, 12/1/21	250	256
3.00%, 4/1/22	450	450
7.25%, 2/15/31	500	675
3.95%, 10/1/42	150	141
Union Pacific Corp.,
2.75%, 4/15/23	100	98
3.65%, 2/15/24	524	545
4.75%, 9/15/41	100	109
4.30%, 6/15/42	200	202

		6,081

Real Estate - 0.6%
Alexandria Real Estate Equities, Inc.,
4.60%, 4/1/22	100	106
American Tower Corp.,
7.00%, 10/15/17	400	466
4.50%, 1/15/18	200	218
4.70%, 3/15/22	305	328
AvalonBay Communities, Inc.,
6.10%, 3/15/20	150	177
3.63%, 10/1/20	75	78
2.95%, 9/15/22	50	49
BioMed Realty L.P.,
3.85%, 4/15/16	100	105
Boston Properties L.P.,
5.88%, 10/15/19	500	584
3.85%, 2/1/23	150	155
3.13%, 9/1/23	135	131
Brandywine Operating Partnership L.P.,
5.70%, 5/1/17	150	165
BRE Properties, Inc.,
5.20%, 3/15/21	200	223
Camden Property Trust,
2.95%, 12/15/22	150	145
CommonWealth REIT,
6.25%, 6/15/17	75	81
Corporate Office Properties L.P.,
3.60%, 5/15/23	90	86

FIXED INCOME INDEX FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Real Estate - 0.6% continued
DDR Corp.,
3.50%, 1/15/21	$150	$153
4.63%, 7/15/22	100	107
Digital Realty Trust L.P.,
3.63%, 10/1/22	250	238
Duke Realty L.P.,
5.95%, 2/15/17	500	556
4.38%, 6/15/22	100	105
EPR Properties,
7.75%, 7/15/20	50	60
5.75%, 8/15/22	100	109
Equity One, Inc.,
3.75%, 11/15/22	100	99
ERP Operating L.P.,
4.75%, 7/15/20	335	374
4.63%, 12/15/21	185	204
Federal Realty Investment Trust,
3.00%, 8/1/22	25	25
HCP, Inc.,
6.00%, 1/30/17	150	168
2.63%, 2/1/20	155	155
5.38%, 2/1/21	745	847
3.15%, 8/1/22	100	98
Health Care REIT, Inc.,
3.63%, 3/15/16	500	523
2.25%, 3/15/18	25	25
4.13%, 4/1/19	75	81
5.13%, 3/15/43	150	160
Healthcare Realty Trust, Inc.,
5.75%, 1/15/21	200	226
Highwoods Realty L.P.,
3.63%, 1/15/23	100	99
Hospitality Properties Trust,
5.63%, 3/15/17	500	547
6.70%, 1/15/18	75	84
5.00%, 8/15/22	300	317
Kilroy Realty L.P.,
3.80%, 1/15/23	200	202
Kimco Realty Corp.,
6.88%, 10/1/19	200	240
Liberty Property L.P.,
6.63%, 10/1/17	50	57
4.13%, 6/15/22	250	260
4.40%, 2/15/24	80	84
National Retail Properties, Inc.,
3.80%, 10/15/22	100	102
3.30%, 4/15/23	100	97
Piedmont Operating Partnership L.P.,
4.45%, 3/15/24	100	102
Prologis L.P.,
4.50%, 8/15/17	85	92
6.63%, 5/15/18	310	362
6.88%, 3/15/20	37	44
Realty Income Corp.,
2.00%, 1/31/18	250	251
3.25%, 10/15/22	265	259
4.65%, 8/1/23	185	199
Regency Centers L.P.,
5.88%, 6/15/17	25	28
Senior Housing Properties Trust,
3.25%, 5/1/19	75	76
6.75%, 12/15/21	125	146
Simon Property Group L.P.,
5.25%, 12/1/16	400	437
2.15%, 9/15/17	225	231
2.75%, 2/1/23	100	97
UDR, Inc.,
4.63%, 1/10/22	165	179
Ventas Realty L.P.,
5.70%, 9/30/43	100	117
Ventas Realty L.P./Ventas Capital Corp.,
4.00%, 4/30/19	200	215
4.75%, 6/1/21	50	55
4.25%, 3/1/22	340	361
Vornado Realty L.P.,
5.00%, 1/15/22	160	175
Washington Real Estate Investment Trust,
4.95%, 10/1/20	215	234
Weyerhaeuser Co.,
4.63%, 9/15/23	185	200

		13,359

Refining & Marketing - 0.1%
Buckeye Partners L.P.,
6.05%, 1/15/18	85	96
Marathon Petroleum Corp.,
3.50%, 3/1/16	200	209
5.13%, 3/1/21	75	85
6.50%, 3/1/41	260	321

NORTHERN FUNDS QUARTERLY REPORT    25    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Refining & Marketing - 0.1% continued
Phillips 66,
2.95%, 5/1/17	$150	$157
Valero Energy Corp.,
9.38%, 3/15/19	100	131
7.50%, 4/15/32	765	1,016
10.50%, 3/15/39	325	550

		2,565

Restaurants - 0.1%
Darden Restaurants, Inc.,
3.35%, 11/1/22	160	157
McDonald’s Corp.,
5.80%, 10/15/17	750	856
5.35%, 3/1/18	100	114
3.63%, 5/20/21	100	107
6.30%, 10/15/37	75	97
3.70%, 2/15/42	100	92
Starbucks Corp.,
3.85%, 10/1/23	200	210
Yum! Brands, Inc.,
6.25%, 4/15/16	150	164
3.75%, 11/1/21	35	36
6.88%, 11/15/37	142	182

		2,015

Retail Discretionary - 0.4%
Amazon.com, Inc.,
1.20%, 11/29/17	315	313
AutoZone, Inc.,
4.00%, 11/15/20	250	266
3.70%, 4/15/22	55	57
3.13%, 7/15/23	135	130
eBay, Inc.,
0.70%, 7/15/15	75	75
1.63%, 10/15/15	250	254
4.00%, 7/15/42	235	210
Home Depot (The), Inc.,
5.40%, 3/1/16	800	863
2.25%, 9/10/18	65	67
4.40%, 4/1/21	250	280
2.70%, 4/1/23	125	121
5.88%, 12/16/36	350	433
5.95%, 4/1/41	250	313
4.88%, 2/15/44	100	109
Kohl’s Corp.,
4.00%, 11/1/21	85	89
3.25%, 2/1/23	100	97
4.75%, 12/15/23	250	266
6.00%, 1/15/33	100	112
6.88%, 12/15/37	150	184
Lowe’s Cos., Inc.,
5.00%, 10/15/15	325	343
1.63%, 4/15/17	50	51
4.63%, 4/15/20	100	110
3.12%, 4/15/22	500	508
3.88%, 9/15/23	150	158
5.80%, 10/15/36	100	121
5.80%, 4/15/40	350	421
4.65%, 4/15/42	50	53
5.00%, 9/15/43	50	55
Macy’s Retail Holdings, Inc.,
5.90%, 12/1/16	213	237
3.88%, 1/15/22	30	31
2.88%, 2/15/23	150	144
6.90%, 4/1/29	305	382
6.90%, 1/15/32	250	311
5.13%, 1/15/42	40	42
Nordstrom, Inc.,
6.25%, 1/15/18	325	375
4.00%, 10/15/21	150	161
7.00%, 1/15/38	50	69
Staples, Inc.,
2.75%, 1/12/18	125	126
TJX (The) Cos., Inc.,
2.75%, 6/15/21	150	150
2.50%, 5/15/23	205	195

		8,282

Retail Staples - 0.5%
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16	140	147
3.20%, 6/15/17	250	261
8.50%, 6/15/19	60	75
Costco Wholesale Corp.,
5.50%, 3/15/17	250	280
1.13%, 12/15/17	400	398
CVS Caremark Corp.,
5.75%, 6/1/17	341	384

FIXED INCOME INDEX FUNDS    26    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Retail Staples - 0.5% continued
4.75%, 5/18/20	$250	$280
4.13%, 5/15/21	100	108
2.75%, 12/1/22	350	338
6.25%, 6/1/27	250	310
6.13%, 9/15/39	175	218
Sysco Corp.,
2.60%, 6/12/22	95	92
6.63%, 3/17/39	200	267
Target Corp.,
5.38%, 5/1/17	575	644
3.88%, 7/15/20	195	210
2.90%, 1/15/22	515	517
6.50%, 10/15/37	125	165
7.00%, 1/15/38	325	454
Walgreen Co.,
5.25%, 1/15/19	525	596
Wal-Mart Stores, Inc.,
1.13%, 4/11/18	350	345
3.63%, 7/8/20	200	215
4.25%, 4/15/21	600	663
3.30%, 4/22/24	125	126
5.88%, 4/5/27	250	309
5.25%, 9/1/35	175	203
6.50%, 8/15/37	250	332
6.20%, 4/15/38	275	352
5.63%, 4/1/40	155	188
4.88%, 7/8/40	90	99
5.00%, 10/25/40	350	390
5.63%, 4/15/41	775	936
4.00%, 4/11/43	170	163
4.75%, 10/2/43	100	108
4.30%, 4/22/44	250	253

		10,426

Software & Services - 0.6%
Arrow Electronics, Inc.,
3.00%, 3/1/18	85	88
Autodesk, Inc.,
1.95%, 12/15/17	75	76
CA, Inc.,
2.88%, 8/15/18	80	82
4.50%, 8/15/23	250	265
Computer Sciences Corp.,
2.50%, 9/15/15	65	66
Equifax, Inc.,
3.30%, 12/15/22	365	357
International Business Machines Corp.,
1.25%, 2/6/17	250	252
5.70%, 9/14/17	1,130	1,287
1.25%, 2/8/18	115	114
8.38%, 11/1/19	700	916
1.63%, 5/15/20	255	246
2.90%, 11/1/21	200	202
1.88%, 8/1/22	200	184
3.38%, 8/1/23	500	506
6.50%, 1/15/28	100	129
5.60%, 11/30/39	275	329
Intuit, Inc.,
5.75%, 3/15/17	100	112
Leidos Holdings, Inc.,
5.95%, 12/1/40	200	201
McGraw Hill Financial, Inc.,
5.90%, 11/15/17	75	83
Microsoft Corp.,
0.88%, 11/15/17	125	124
1.00%, 5/1/18	100	99
4.20%, 6/1/19	250	278
3.63%, 12/15/23	320	335
5.20%, 6/1/39	200	227
4.50%, 10/1/40	700	726
5.30%, 2/8/41	190	221
Moody’s Corp.,
4.88%, 2/15/24	250	268
Oracle Corp.,
5.75%, 4/15/18	345	396
5.00%, 7/8/19	530	604
2.25%, 10/8/19	500	500
2.50%, 10/15/22	535	512
6.50%, 4/15/38	550	709
6.13%, 7/8/39	100	126
Symantec Corp.,
2.75%, 6/15/17	410	421
4.20%, 9/15/20	200	208
Xerox Corp.,
6.75%, 2/1/17	500	567
6.35%, 5/15/18	700	813
5.63%, 12/15/19	120	138

NORTHERN FUNDS QUARTERLY REPORT    27    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Software & Services - 0.6% continued
4.50%, 5/15/21	$120	$130
6.75%, 12/15/39	60	73

		12,970

Supermarkets - 0.1%
Kroger (The) Co.,
3.90%, 10/1/15	80	83
2.20%, 1/15/17	190	195
6.15%, 1/15/20	25	29
3.40%, 4/15/22	400	405
7.50%, 4/1/31	200	264
6.90%, 4/15/38	100	129
Safeway, Inc.,
3.40%, 12/1/16	165	174
6.35%, 8/15/17	275	313
5.00%, 8/15/19	235	247
3.95%, 8/15/20	100	102

		1,941

Tobacco - 0.3%
Altria Group, Inc.,
9.70%, 11/10/18	341	447
9.25%, 8/6/19	56	74
4.75%, 5/5/21	725	800
2.85%, 8/9/22	100	96
2.95%, 5/2/23	100	96
9.95%, 11/10/38	49	82
10.20%, 2/6/39	33	56
4.25%, 8/9/42	135	126
4.50%, 5/2/43	250	241
5.38%, 1/31/44	120	131
Lorillard Tobacco Co.,
2.30%, 8/21/17	100	102
Philip Morris International, Inc.,
2.50%, 5/16/16	100	104
1.63%, 3/20/17	500	508
5.65%, 5/16/18	625	718
4.50%, 3/26/20	250	279
4.13%, 5/17/21	250	271
2.90%, 11/15/21	300	302
2.63%, 3/6/23	100	97
6.38%, 5/16/38	280	359
3.88%, 8/21/42	150	139
4.13%, 3/4/43	100	96
4.88%, 11/15/43	100	108
Reynolds American, Inc.,
3.25%, 11/1/22	175	169
4.75%, 11/1/42	205	196
6.15%, 9/15/43	65	74

		5,671

Transportation & Logistics - 0.1%
Cummins, Inc.,
4.88%, 10/1/43	90	99
FedEx Corp.,
8.00%, 1/15/19	290	363
2.63%, 8/1/22	100	96
2.70%, 4/15/23	35	33
3.88%, 8/1/42	50	45
4.10%, 4/15/43	50	47
JB Hunt Transport Services, Inc.,
3.85%, 3/15/24	95	97
PACCAR Financial Corp.,
0.70%, 11/16/15	130	130
0.80%, 2/8/16	70	70
1.15%, 8/16/16	65	65
1.60%, 3/15/17	90	91
Ryder System, Inc.,
3.60%, 3/1/16	85	89
2.50%, 3/1/17	65	67
3.50%, 6/1/17	45	48
2.50%, 3/1/18	100	103
2.55%, 6/1/19	135	137
United Parcel Service of America, Inc.,
8.38%, 4/1/20	50	65
United Parcel Service, Inc.,
5.50%, 1/15/18	775	884
3.13%, 1/15/21	155	162
6.20%, 1/15/38	150	195
3.63%, 10/1/42	115	106

		2,992

Travel & Lodging - 0.1%
Hyatt Hotels Corp.,
3.38%, 7/15/23	105	102
Marriott International, Inc.,
3.00%, 3/1/19	250	259
3.38%, 10/15/20	125	130
3.25%, 9/15/22	50	49

FIXED INCOME INDEX FUNDS    28    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Travel & Lodging - 0.1% continued
Starwood Hotels & Resorts Worldwide, Inc.,
6.75%, 5/15/18	$200	$235
3.13%, 2/15/23	150	144
Wyndham Worldwide Corp.,
2.95%, 3/1/17	185	192
2.50%, 3/1/18	20	20
4.25%, 3/1/22	100	103

		1,234

Utilities - 1.9%
AGL Capital Corp.,
3.50%, 9/15/21	150	156
5.88%, 3/15/41	100	123
Alabama Power Co.,
0.55%, 10/15/15	60	60
6.13%, 5/15/38	50	64
5.50%, 3/15/41	150	181
4.10%, 1/15/42	75	75
3.85%, 12/1/42	60	58
Ameren Illinois Co.,
2.70%, 9/1/22	250	246
American Electric Power Co., Inc.,
1.65%, 12/15/17	40	40
American Water Capital Corp.,
6.59%, 10/15/37	125	166
4.30%, 12/1/42	75	76
Appalachian Power Co.,
4.60%, 3/30/21	250	279
7.00%, 4/1/38	75	102
Arizona Public Service Co.,
4.50%, 4/1/42	230	240
4.70%, 1/15/44	100	109
Atmos Energy Corp.,
4.15%, 1/15/43	250	248
Baltimore Gas & Electric Co.,
5.90%, 10/1/16	50	55
3.50%, 11/15/21	275	286
Berkshire Hathaway Energy Co.,
6.13%, 4/1/36	600	744
6.50%, 9/15/37	200	258
CenterPoint Energy Houston Electric LLC,
2.25%, 8/1/22	105	101
4.50%, 4/1/44	50	53
CenterPoint Energy Resources Corp.,
6.00%, 5/15/18	85	97
6.63%, 11/1/37	50	65
5.85%, 1/15/41	50	61
CenterPoint Energy, Inc.,
6.50%, 5/1/18	40	47
Cleveland Electric Illuminating (The) Co.,
5.70%, 4/1/17	130	142
CMS Energy Corp.,
6.25%, 2/1/20	200	237
4.70%, 3/31/43	40	41
Commonwealth Edison Co.,
5.95%, 8/15/16	125	138
1.95%, 9/1/16	100	103
6.15%, 9/15/17	225	259
5.80%, 3/15/18	300	344
6.45%, 1/15/38	200	267
3.80%, 10/1/42	90	85
4.60%, 8/15/43	100	107
Connecticut Light & Power (The) Co.,
2.50%, 1/15/23	420	401
4.30%, 4/15/44	15	15
Consolidated Edison Co. of New York, Inc.,
4.45%, 6/15/20	250	277
5.30%, 3/1/35	150	173
5.85%, 3/15/36	100	123
6.20%, 6/15/36	200	256
6.75%, 4/1/38	100	134
5.50%, 12/1/39	85	101
5.70%, 6/15/40	100	121
4.45%, 3/15/44	100	102
Constellation Energy Group, Inc.,
7.60%, 4/1/32	100	133
Consumers Energy Co.,
5.50%, 8/15/16	125	137
6.13%, 3/15/19	200	236
2.85%, 5/15/22	545	546
Delmarva Power & Light Co.,
4.00%, 6/1/42	200	194
Dominion Resources, Inc.,
5.15%, 7/15/15	50	52
1.95%, 8/15/16	200	205
1.40%, 9/15/17	150	150
6.00%, 11/30/17	100	114
6.40%, 6/15/18	20	23

NORTHERN FUNDS QUARTERLY REPORT    29    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Utilities - 1.9% continued
5.25%, 8/1/33	$250	$281
5.95%, 6/15/35	250	302
7.00%, 6/15/38	20	27
4.90%, 8/1/41	35	37
4.05%, 9/15/42	100	93
DTE Electric Co.,
5.60%, 6/15/18	125	144
6.63%, 6/1/36	200	268
5.70%, 10/1/37	50	61
3.95%, 6/15/42	100	97
DTE Energy Co.,
6.38%, 4/15/33	50	63
Duke Energy Carolinas LLC,
5.30%, 10/1/15	100	106
1.75%, 12/15/16	70	72
5.25%, 1/15/18	200	224
5.10%, 4/15/18	65	73
3.90%, 6/15/21	50	54
6.45%, 10/15/32	106	137
6.10%, 6/1/37	150	188
6.00%, 1/15/38	35	45
6.05%, 4/15/38	175	225
Duke Energy Corp.,
1.63%, 8/15/17	100	101
6.25%, 6/15/18	100	116
3.75%, 4/15/24	100	103
Duke Energy Florida, Inc.,
0.65%, 11/15/15	100	100
5.80%, 9/15/17	50	57
5.65%, 6/15/18	225	257
3.10%, 8/15/21	25	26
6.35%, 9/15/37	50	67
6.40%, 6/15/38	285	381
Duke Energy Indiana, Inc.,
6.45%, 4/1/39	250	333
4.20%, 3/15/42	100	100
Duke Energy Ohio, Inc.,
3.80%, 9/1/23	130	137
Duke Energy Progress, Inc.,
5.30%, 1/15/19	150	172
3.00%, 9/15/21	150	153
2.80%, 5/15/22	100	99
4.10%, 3/15/43	200	197
Entergy Corp.,
4.70%, 1/15/17	125	135
Entergy Louisiana LLC,
6.50%, 9/1/18	100	117
5.40%, 11/1/24	150	175
Entergy Texas, Inc.,
7.13%, 2/1/19	250	302
Exelon Corp.,
5.63%, 6/15/35	75	84
Exelon Generation Co. LLC,
5.20%, 10/1/19	225	253
4.25%, 6/15/22	250	261
Florida Power & Light Co.,
5.55%, 11/1/17	225	256
5.65%, 2/1/37	350	433
5.95%, 2/1/38	150	191
5.69%, 3/1/40	400	500
4.13%, 2/1/42	250	251
4.05%, 6/1/42	100	99
Georgia Power Co.,
0.75%, 8/10/15	100	100
0.63%, 11/15/15	65	65
4.25%, 12/1/19	500	555
2.85%, 5/15/22	100	100
5.40%, 6/1/40	250	290
4.30%, 3/15/42	60	60
4.30%, 3/15/43	100	100
Interstate Power & Light Co.,
4.70%, 10/15/43	50	54
Kansas City Power & Light Co.,
3.15%, 3/15/23	500	498
5.30%, 10/1/41	50	56
KeySpan Corp.,
5.80%, 4/1/35	175	203
MidAmerican Energy Co.,
5.30%, 3/15/18	500	566
3.50%, 10/15/24	100	102
4.80%, 9/15/43	100	109
4.40%, 10/15/44	150	154
Midamerican Funding LLC,
6.93%, 3/1/29	50	65
Mississippi Power Co.,
4.25%, 3/15/42	100	98

FIXED INCOME INDEX FUNDS    30    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Utilities - 1.9% continued
National Fuel Gas Co.,
4.90%, 12/1/21	$150	$164
3.75%, 3/1/23	250	247
NextEra Energy Capital Holdings, Inc.,
6.65%, 6/15/67	25	26
NiSource Finance Corp.,
5.25%, 9/15/17	450	502
5.45%, 9/15/20	200	229
4.45%, 12/1/21	165	178
5.95%, 6/15/41	100	116
5.25%, 2/15/43	100	108
4.80%, 2/15/44	80	81
Northeast Utilities,
1.45%, 5/1/18	90	88
Northern States Power Co.,
5.25%, 3/1/18	125	141
6.25%, 6/1/36	100	131
5.35%, 11/1/39	65	77
NSTAR Electric Co.,
2.38%, 10/15/22	100	95
Oglethorpe Power Corp.,
5.38%, 11/1/40	150	171
4.20%, 12/1/42	50	49
Ohio Power Co.,
6.60%, 2/15/33	100	129
Oklahoma Gas & Electric Co.,
4.55%, 3/15/44	65	69
Oncor Electric Delivery Co. LLC,
6.80%, 9/1/18	225	268
4.10%, 6/1/22	250	269
7.25%, 1/15/33	200	281
7.50%, 9/1/38	145	209
Pacific Gas & Electric Co.,
5.63%, 11/30/17	660	746
4.25%, 5/15/21	150	164
3.25%, 9/15/21	45	46
2.45%, 8/15/22	100	96
6.05%, 3/1/34	550	680
5.80%, 3/1/37	100	121
5.40%, 1/15/40	160	183
3.75%, 8/15/42	50	46
4.60%, 6/15/43	125	130
PacifiCorp,
2.95%, 2/1/22	100	101
5.25%, 6/15/35	50	58
6.10%, 8/1/36	200	255
6.25%, 10/15/37	275	358
6.00%, 1/15/39	60	76
PECO Energy Co.,
5.35%, 3/1/18	25	28
4.80%, 10/15/43	100	112
Pennsylvania Electric Co.,
6.05%, 9/1/17	300	340
Potomac Electric Power Co.,
3.60%, 3/15/24	150	155
PPL Capital Funding, Inc.,
4.20%, 6/15/22	50	53
3.50%, 12/1/22	35	36
5.00%, 3/15/44	100	108
PPL Electric Utilities Corp.,
3.00%, 9/15/21	250	255
2.50%, 9/1/22	50	49
6.25%, 5/15/39	275	358
5.20%, 7/15/41	35	41
4.13%, 6/15/44	100	99
Progress Energy, Inc.,
3.15%, 4/1/22	160	160
7.75%, 3/1/31	50	71
6.00%, 12/1/39	450	563
PSEG Power LLC,
5.50%, 12/1/15	175	187
2.75%, 9/15/16	35	36
2.45%, 11/15/18	35	35
Public Service Co. of Colorado,
3.20%, 11/15/20	1,000	1,033
2.25%, 9/15/22	100	95
2.50%, 3/15/23	150	144
Public Service Co. of Oklahoma,
4.40%, 2/1/21	50	55
6.63%, 11/15/37	125	163
Public Service Electric & Gas Co.,
5.30%, 5/1/18	575	653
2.30%, 9/15/18	165	169
5.38%, 11/1/39	250	298
3.95%, 5/1/42	50	49
3.65%, 9/1/42	30	27
Puget Sound Energy, Inc.,
5.48%, 6/1/35	25	30

NORTHERN FUNDS QUARTERLY REPORT    31    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Utilities - 1.9% continued
6.27%, 3/15/37	$75	$99
5.80%, 3/15/40	250	312
5.64%, 4/15/41	80	99
San Diego Gas & Electric Co.,
3.00%, 8/15/21	65	66
3.60%, 9/1/23	200	209
6.13%, 9/15/37	50	65
4.50%, 8/15/40	150	160
3.95%, 11/15/41	100	98
4.30%, 4/1/42	150	156
SCANA Corp.,
4.75%, 5/15/21	75	82
4.13%, 2/1/22	135	141
Sempra Energy,
2.30%, 4/1/17	80	82
6.15%, 6/15/18	400	464
2.88%, 10/1/22	60	59
6.00%, 10/15/39	250	310
Sierra Pacific Power Co.,
6.00%, 5/15/16	250	274
3.38%, 8/15/23	160	164
South Carolina Electric & Gas Co.,
5.25%, 11/1/18	116	132
6.05%, 1/15/38	265	336
4.35%, 2/1/42	115	119
Southern (The) Co.,
2.38%, 9/15/15	250	255
1.95%, 9/1/16	200	205
2.45%, 9/1/18	35	36
Southern California Edison Co.,
5.50%, 8/15/18	100	114
3.88%, 6/1/21	150	162
6.65%, 4/1/29	300	385
6.00%, 1/15/34	100	126
5.55%, 1/15/37	275	329
5.95%, 2/1/38	100	126
6.05%, 3/15/39	50	64
5.50%, 3/15/40	150	181
3.90%, 3/15/43	150	144
Southern California Gas Co.,
5.75%, 11/15/35	150	187
3.75%, 9/15/42	75	71
Southern Power Co.,
4.88%, 7/15/15	150	157
5.25%, 7/15/43	60	67
Southwestern Electric Power Co.,
5.88%, 3/1/18	400	455
3.55%, 2/15/22	150	154
6.20%, 3/15/40	200	250
Southwestern Public Service Co.,
6.00%, 10/1/36	100	123
System Energy Resources, Inc.,
4.10%, 4/1/23	160	165
Tampa Electric Co.,
2.60%, 9/15/22	220	213
4.10%, 6/15/42	50	49
Union Electric Co.,
6.40%, 6/15/17	400	455
3.90%, 9/15/42	50	48
Virginia Electric and Power Co.,
1.20%, 1/15/18	75	74
5.40%, 4/30/18	425	483
2.95%, 1/15/22	95	96
6.00%, 1/15/36	50	63
8.88%, 11/15/38	300	498
4.65%, 8/15/43	150	161
4.45%, 2/15/44	75	78
Westar Energy, Inc.,
4.13%, 3/1/42	215	214
4.10%, 4/1/43	60	60
4.63%, 9/1/43	150	162
Western Massachusetts Electric Co.,
3.50%, 9/15/21	85	89
Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	184
Wisconsin Power & Light Co.,
2.25%, 11/15/22	300	285
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	111
Xcel Energy, Inc.,
4.70%, 5/15/20	100	112
6.50%, 7/1/36	100	131

		43,173

Waste & Environment Service Equipment & Facilities - 0.1%
Republic Services, Inc.,
3.80%, 5/15/18	165	177
5.50%, 9/15/19	220	252
5.00%, 3/1/20	400	448

FIXED INCOME INDEX FUNDS    32    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 19.6% continued
Waste & Environment Service Equipment & Facilities - 0.1% continued
5.25%, 11/15/21	$500	$570
3.55%, 6/1/22	100	103
Waste Management, Inc.,
2.60%, 9/1/16	35	36
6.10%, 3/15/18	250	289
2.90%, 9/15/22	110	108
7.10%, 8/1/26	125	165
7.75%, 5/15/32	170	241
6.13%, 11/30/39	400	501

		2,890

Wireless Telecom Services - 0.7%
Alltel Corp.,
7.88%, 7/1/32	100	139
AT&T, Inc.,
0.90%, 2/12/16	210	210
2.95%, 5/15/16	500	520
2.38%, 11/27/18	285	290
2.63%, 12/1/22	1,395	1,337
6.15%, 9/15/34	125	149
6.50%, 9/1/37	600	742
6.30%, 1/15/38	325	393
6.40%, 5/15/38	99	121
6.55%, 2/15/39	85	105
5.35%, 9/1/40	500	544
New Cingular Wireless Services, Inc.,
8.75%, 3/1/31	400	596
Verizon Communications, Inc.,
3.00%, 4/1/16	100	104
6.35%, 4/1/19	305	361
4.60%, 4/1/21	225	248
3.50%, 11/1/21	100	103
5.15%, 9/15/23	740	828
7.75%, 12/1/30	500	686
7.75%, 6/15/32	140	190
6.40%, 9/15/33	1,000	1,225
5.05%, 3/15/34	110	117
6.25%, 4/1/37	740	898
6.40%, 2/15/38	1,365	1,667
8.95%, 3/1/39	650	1,014
7.35%, 4/1/39	815	1,088
6.00%, 4/1/41	180	211
6.55%, 9/15/43	590	742
Verizon New York, Inc.,
7.38%, 4/1/32	150	186

		14,814

Wireline Telecom Services - 0.1%
AT&T Corp.,
8.00%, 11/15/31	165	242
Embarq Corp.,
8.00%, 6/1/36	265	289
GTE Corp.,
8.75%, 11/1/21	860	1,140
6.94%, 4/15/28	150	187
Qwest Corp.,
6.88%, 9/15/33	125	126

		1,984

Total Corporate Bonds (Cost $405,480)		436,361

FOREIGN ISSUER BONDS - 9.3%
Banking - 1.4%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	145	153
3.05%, 8/23/18	200	209
4.00%, 3/13/24	250	258
Australia & New Zealand Banking Group Ltd.,
0.90%, 2/12/16	250	251
Bank of Montreal,
1.30%, 7/15/16	150	152
2.50%, 1/11/17	500	520
1.40%, 9/11/17	250	251
1.45%, 4/9/18	250	248
2.38%, 1/25/19	35	36
2.55%, 11/6/22	300	290
Bank of Nova Scotia,
2.05%, 10/7/15	100	102
0.75%, 10/9/15	250	251
0.95%, 3/15/16	150	151
1.38%, 7/15/16	250	253
2.55%, 1/12/17	500	519
1.25%, 4/11/17	150	151
1.38%, 12/18/17	250	249
2.05%, 6/5/19	200	199
4.38%, 1/13/21	250	277

NORTHERN FUNDS QUARTERLY REPORT    33    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Banking - 1.4% continued
Barclays Bank PLC,
5.14%, 10/14/20	$500	$548
3.75%, 5/15/24	165	166
BNP Paribas S.A.,
2.38%, 9/14/17	625	640
2.45%, 3/17/19	110	111
5.00%, 1/15/21	1,000	1,114
3.25%, 3/3/23	250	247
BPCE S.A.,
4.00%, 4/15/24	250	255
Canadian Imperial Bank of Commerce,
0.90%, 10/1/15	315	317
1.35%, 7/18/16	250	253
1.55%, 1/23/18	150	150
Commonwealth Bank of Australia,
1.13%, 3/13/17	300	300
2.50%, 9/20/18	250	257
2.25%, 3/13/19	250	252
Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A.,
1.70%, 3/19/18	125	125
4.50%, 1/11/21	1,000	1,100
3.88%, 2/8/22	750	794
3.95%, 11/9/22	250	254
Credit Suisse,
6.00%, 2/15/18	250	285
5.30%, 8/13/19	1,000	1,144
5.40%, 1/14/20	500	562
Deutsche Bank A.G.,
3.25%, 1/11/16	150	156
6.00%, 9/1/17	1,225	1,392
HSBC Holdings PLC,
5.10%, 4/5/21	1,100	1,250
4.88%, 1/14/22	500	561
4.00%, 3/30/22	500	532
6.50%, 9/15/37	300	370
6.80%, 6/1/38	150	191
National Australia Bank Ltd.,
1.60%, 8/7/15	350	354
0.90%, 1/20/16	250	251
1.30%, 7/25/16	250	252
2.75%, 3/9/17	250	261
National Bank of Canada,
1.45%, 11/7/17	250	249
Royal Bank of Canada,
0.80%, 10/30/15	200	201
0.63%, 12/4/15	240	240
2.63%, 12/15/15	180	186
0.85%, 3/8/16	150	151
2.88%, 4/19/16	200	208
2.30%, 7/20/16	250	258
1.13%, 7/22/16	275	277
1.45%, 9/9/16	100	101
1.25%, 6/16/17	100	100
1.20%, 9/19/17	400	399
2.20%, 7/27/18	350	357
2.00%, 10/1/18	320	324
Royal Bank of Scotland (The) PLC,
4.38%, 3/16/16	175	185
Royal Bank of Scotland Group PLC,
2.55%, 9/18/15	1,200	1,225
6.40%, 10/21/19	200	235
Societe Generale S.A.,
2.75%, 10/12/17	250	259
2.63%, 10/1/18	250	255
Sumitomo Mitsui Banking Corp.,
1.80%, 7/18/17	250	254
2.50%, 7/19/18	250	256
3.00%, 1/18/23	210	206
Svenska Handelsbanken AB,
1.63%, 3/21/18	900	898
2.50%, 1/25/19	250	256
Toronto-Dominion Bank (The),
2.50%, 7/14/16	150	155
2.38%, 10/19/16	565	585
1.40%, 4/30/18	165	164
2.63%, 9/10/18	200	206
UBS A.G.,
5.88%, 7/15/16	450	493
5.88%, 12/20/17	372	425
5.75%, 4/25/18	125	143
4.88%, 8/4/20	400	448
Westpac Banking Corp.,
3.00%, 8/4/15	250	257
3.00%, 12/9/15	200	207
0.95%, 1/12/16	500	503
2.00%, 8/14/17	300	306
2.25%, 7/30/18	250	255

FIXED INCOME INDEX FUNDS    34    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Banking - 1.4% continued
2.25%, 1/17/19	$250	$253
4.88%, 11/19/19	250	282

		30,726

Chemicals - 0.1%
Agrium, Inc.,
3.15%, 10/1/22	200	196
7.13%, 5/23/36	100	129
6.13%, 1/15/41	100	119
LYB International Finance B.V.,
4.00%, 7/15/23	185	194
4.88%, 3/15/44	65	68
Potash Corp. of Saskatchewan, Inc.,
3.75%, 9/30/15	300	312
6.50%, 5/15/19	635	761
5.88%, 12/1/36	50	60
5.63%, 12/1/40	250	293

		2,132

Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	150	156

Exploration & Production - 0.2%
Alberta Energy Co. Ltd.,
7.38%, 11/1/31	75	98
Anadarko Finance Co.,
7.50%, 5/1/31	50	68
Burlington Resources Finance Co.,
7.20%, 8/15/31	200	278
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	225	252
3.45%, 11/15/21	275	283
6.25%, 3/15/38	150	187
6.75%, 2/1/39	50	65
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	250	236
Encana Corp.,
5.90%, 12/1/17	510	581
3.90%, 11/15/21	330	349
6.50%, 8/15/34	100	123
6.63%, 8/15/37	330	415
Nexen Energy ULC,
6.20%, 7/30/19	60	71
7.88%, 3/15/32	75	101
6.40%, 5/15/37	600	722
Petro-Canada,
6.05%, 5/15/18	50	58
5.95%, 5/15/35	100	119
6.80%, 5/15/38	180	238
Talisman Energy, Inc.,
7.75%, 6/1/19	560	694
7.25%, 10/15/27	400	491

		5,429

Financial Services - 0.0%
Invesco Finance PLC,
4.00%, 1/30/24	100	104

Food & Beverage - 0.1%
Diageo Capital PLC,
5.50%, 9/30/16	150	165
1.50%, 5/11/17	235	238
5.75%, 10/23/17	850	969
1.13%, 4/29/18	275	270
3.88%, 4/29/43	75	70

		1,712

Government Agencies - 0.2%
Hydro-Quebec,
2.00%, 6/30/16	75	77
1.38%, 6/19/17	250	252
9.40%, 2/1/21	200	273
Japan Bank for International Cooperation,
1.88%, 9/24/15	250	254
2.50%, 5/18/16	300	311
1.13%, 7/19/17	750	752
1.75%, 11/13/18	500	501
1.75%, 5/29/19	1,000	999
Oesterreichische Kontrollbank A.G.,
1.13%, 7/6/15	225	227
5.00%, 4/25/17	100	112
1.63%, 3/12/19	300	300
Svensk Exportkredit AB,
5.13%, 3/1/17	500	555
1.75%, 5/30/17	250	255

		4,868

Government Development Banks - 0.7%
Export Development Canada,
0.50%, 9/15/15	150	150
0.88%, 1/30/17	750	752
1.50%, 10/3/18	250	250

NORTHERN FUNDS QUARTERLY REPORT    35    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Government Development Banks - 0.7% continued
Export-Import Bank of Korea,
4.00%, 1/11/17	$200	$214
4.00%, 1/29/21	1,000	1,062
KFW,
0.50%, 4/19/16	800	801
2.00%, 6/1/16	500	514
4.88%, 1/17/17	200	221
1.25%, 2/15/17	500	506
4.38%, 3/15/18	375	417
1.88%, 4/1/19	1,000	1,010
4.00%, 1/27/20	1,500	1,665
2.75%, 9/8/20	500	519
2.75%, 10/1/20	1,000	1,038
2.63%, 1/25/22	900	916
2.00%, 10/4/22	250	241
2.13%, 1/17/23	1,000	968
2.47%, 4/18/36(6)	500	234
Korea Development Bank (The),
4.38%, 8/10/15	245	254
1.00%, 1/22/16	200	200
3.50%, 8/22/17	850	897
3.00%, 3/17/19	200	206
3.00%, 9/14/22	215	213
Korea Finance Corp.,
2.25%, 8/7/17	300	305
Landwirtschaftliche Rentenbank,
3.13%, 7/15/15	525	540
2.13%, 7/15/16	250	258
5.13%, 2/1/17	900	999
1.88%, 9/17/18	200	203
1.38%, 10/23/19	140	137

		15,690

Governments Regional/Local - 0.5%
Japan Finance Organization for Municipalities,
4.00%, 1/13/21	500	547
Province of British Columbia,
2.10%, 5/18/16	185	191
2.65%, 9/22/21	150	152
2.00%, 10/23/22	300	285
7.25%, 9/1/36	175	256
Province of Manitoba Canada,
2.63%, 7/15/15	120	123
4.90%, 12/6/16	200	220
1.30%, 4/3/17	165	167
1.75%, 5/30/19	100	99
9.25%, 4/1/20	150	199
2.10%, 9/6/22	100	96
Province of Nova Scotia Canada,
8.25%, 7/30/22	350	474
Province of Ontario Canada,
4.75%, 1/19/16	200	213
5.45%, 4/27/16	350	381
2.30%, 5/10/16	1,000	1,032
4.95%, 11/28/16	650	714
1.10%, 10/25/17	625	622
1.20%, 2/14/18	250	248
1.65%, 9/27/19	250	246
4.00%, 10/7/19	835	919
4.40%, 4/14/20	500	560
2.45%, 6/29/22	500	488
Province of Quebec Canada,
5.13%, 11/14/16	250	276
4.63%, 5/14/18	350	392
2.75%, 8/25/21	100	101
2.63%, 2/13/23	875	852
7.50%, 7/15/23	300	399
7.13%, 2/9/24	100	130
7.50%, 9/15/29	375	533
Province of Saskatchewan Canada,
8.50%, 7/15/22	200	278

		11,193

Hardware - 0.0%
Seagate HDD Cayman,
4.75%, 6/1/23(4) (5)	432	435

Integrated Oils - 1.2%
BP Capital Markets PLC,
3.13%, 10/1/15	100	103
1.85%, 5/5/17	250	255
1.38%, 5/10/18	400	396
2.24%, 9/26/18	100	102
4.75%, 3/10/19	1,200	1,346
4.74%, 3/11/21	450	505
2.50%, 11/6/22	595	568
3.99%, 9/26/23	120	126
3.81%, 2/10/24	100	103

FIXED INCOME INDEX FUNDS    36    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Integrated Oils - 1.2% continued
Cenovus Energy, Inc.,
3.00%, 8/15/22	$55	$54
6.75%, 11/15/39	590	767
CNOOC Nexen Finance 2014 ULC,
1.63%, 4/30/17	200	200
4.25%, 4/30/24	300	308
Husky Energy, Inc.,
6.20%, 9/15/17	600	686
7.25%, 12/15/19	200	248
3.95%, 4/15/22	100	106
Petrobras Global Finance B.V.,
2.00%, 5/20/16	100	100
Petrobras International Finance Co.,
7.88%, 3/15/19	980	1,142
5.75%, 1/20/20	665	711
5.38%, 1/27/21	3,190	3,325
6.88%, 1/20/40	565	592
Petroleos Mexicanos,
5.75%, 3/1/18	190	214
3.50%, 7/18/18	85	89
6.00%, 3/5/20	550	629
5.50%, 1/21/21	1,810	2,032
4.88%, 1/24/22	2,000	2,164
3.50%, 1/30/23	75	73
6.63%, 6/15/35	200	235
6.50%, 6/2/41	190	221
Shell International Finance B.V.,
0.63%, 12/4/15	200	201
1.13%, 8/21/17	65	65
4.30%, 9/22/19	1,450	1,612
6.38%, 12/15/38	660	870
4.55%, 8/12/43	250	263
Statoil ASA,
1.80%, 11/23/16	100	102
3.13%, 8/17/17	550	582
1.15%, 5/15/18	200	197
5.25%, 4/15/19	850	976
3.15%, 1/23/22	125	128
7.75%, 6/15/23	100	135
7.15%, 1/15/29	250	340
4.25%, 11/23/41	350	353
Suncor Energy, Inc.,
6.10%, 6/1/18	480	557
7.15%, 2/1/32	200	272
5.95%, 12/1/34	50	60
6.50%, 6/15/38	285	366
Total Capital Canada Ltd.,
1.45%, 1/15/18	500	500
Total Capital International S.A.,
0.75%, 1/25/16	100	100
1.50%, 2/17/17	500	508
1.55%, 6/28/17	125	127
3.70%, 1/15/24	125	129
Total Capital S.A.,
4.25%, 12/15/21	200	220

		26,063

Life Insurance - 0.0%
AXA S.A.,
8.60%, 12/15/30	75	101

Machinery - 0.0%
Pentair Finance S.A.,
1.35%, 12/1/15	155	156
Tyco Electronics Group S.A.,
6.55%, 10/1/17	50	58
3.50%, 2/3/22	125	128
7.13%, 10/1/37	50	66
Tyco International Finance S.A.,
3.38%, 10/15/15	11	11

		419

Media Non-Cable - 0.1%
Baidu, Inc.,
3.25%, 8/6/18	210	217
3.50%, 11/28/22	200	197
Grupo Televisa S.A.B.,
6.63%, 1/15/40	570	696
WPP Finance 2010,
3.63%, 9/7/22	100	102

		1,212

Medical Equipment/Devices - 0.1%
Covidien International Finance S.A.,
6.00%, 10/15/17	800	915
2.95%, 6/15/23	100	97
6.55%, 10/15/37	25	33
Koninklijke Philips N.V.,
3.75%, 3/15/22	250	263

NORTHERN FUNDS QUARTERLY REPORT    37    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Medical Equipment/Devices - 0.1% continued
6.88%, 3/11/38	$225	$302
5.00%, 3/15/42	100	110

		1,720

Metals & Mining - 0.5%
Barrick Gold Corp.,
6.95%, 4/1/19	300	358
3.85%, 4/1/22	1,175	1,169
BHP Billiton Finance USA Ltd.,
5.25%, 12/15/15	250	267
1.88%, 11/21/16	100	102
1.63%, 2/24/17	600	611
5.40%, 3/29/17	100	112
2.05%, 9/30/18	200	202
6.50%, 4/1/19	200	241
3.25%, 11/21/21	250	257
4.13%, 2/24/42	600	584
Goldcorp, Inc.,
2.13%, 3/15/18	200	201
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	100	120
5.75%, 6/1/35	100	113
Rio Tinto Finance USA Ltd.,
2.50%, 5/20/16	155	160
2.25%, 9/20/16	150	155
6.50%, 7/15/18	675	797
9.00%, 5/1/19	575	754
3.75%, 9/20/21	500	527
Rio Tinto Finance USA PLC,
1.38%, 6/17/16	180	182
2.00%, 3/22/17	150	153
1.63%, 8/21/17	85	86
2.88%, 8/21/22	175	171
4.75%, 3/22/42	150	156
4.13%, 8/21/42	300	282
Teck Resources Ltd.,
3.85%, 8/15/17	35	37
3.00%, 3/1/19	85	87
6.00%, 8/15/40	195	206
6.25%, 7/15/41	350	380
5.20%, 3/1/42	125	120
5.40%, 2/1/43	130	130
Vale Overseas Ltd.,
4.63%, 9/15/20	1,830	1,965
4.38%, 1/11/22	155	159

		10,844

Oil & Gas Services - 0.1%
Noble Holding International Ltd.,
3.45%, 8/1/15	200	206
6.05%, 3/1/41	70	79
Transocean, Inc.,
6.38%, 12/15/21	995	1,151
3.80%, 10/15/22	160	158
6.80%, 3/15/38	200	228
Weatherford International Ltd.,
5.50%, 2/15/16	50	54
6.00%, 3/15/18	725	825
6.50%, 8/1/36	125	149

		2,850

Pharmaceuticals - 0.2%
Actavis Funding SCS,
2.45%, 6/15/19(4) (5)	125	125
AstraZeneca PLC,
5.90%, 9/15/17	325	372
1.95%, 9/18/19	225	224
6.45%, 9/15/37	450	584
4.00%, 9/18/42	250	238
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	250	253
Novartis Securities Investment Ltd.,
5.13%, 2/10/19	850	969
Sanofi,
2.63%, 3/29/16	250	259
1.25%, 4/10/18	40	39
4.00%, 3/29/21	500	542
Teva Pharmaceutical Finance Co. B.V.,
2.40%, 11/10/16	200	206
3.65%, 11/10/21	35	36
2.95%, 12/18/22	350	337
Teva Pharmaceutical Finance IV B.V.,
3.65%, 11/10/21	465	477

		4,661

Pipeline - 0.1%
Enbridge, Inc.,
4.00%, 10/1/23	150	156
4.50%, 6/10/44	40	40

FIXED INCOME INDEX FUNDS    38    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Pipeline - 0.1% continued
TransCanada PipeLines Ltd.,
6.50%, 8/15/18	$215	$255
9.88%, 1/1/21	175	245
4.63%, 3/1/34	100	106
5.85%, 3/15/36	275	329
6.20%, 10/15/37	50	63
7.63%, 1/15/39	695	1,010
6.35%, 5/15/67	100	104

		2,308

Property & Casualty - 0.1%
Allied World Assurance Co. Holdings Ltd.,
7.50%, 8/1/16	100	112
Aon PLC,
4.25%, 12/12/42	450	427
Aspen Insurance Holdings Ltd.,
4.65%, 11/15/23	270	281
Endurance Specialty Holdings Ltd.,
7.00%, 7/15/34	100	120
Trinity Acquisition PLC,
6.13%, 8/15/43	75	83
Willis Group Holdings PLC,
5.75%, 3/15/21	450	506
XLIT Ltd.,
5.75%, 10/1/21	200	233
6.25%, 5/15/27	50	60
5.25%, 12/15/43	250	275

		2,097

Railroad - 0.1%
Canadian National Railway Co.,
5.55%, 3/1/19	500	578
2.85%, 12/15/21	85	85
6.90%, 7/15/28	25	33
6.20%, 6/1/36	25	32
6.38%, 11/15/37	50	66
3.50%, 11/15/42	150	134
Canadian Pacific Railway Co.,
6.50%, 5/15/18	50	59
5.95%, 5/15/37	50	62
Kansas City Southern de Mexico S.A.de C.V.,
2.35%, 5/15/20	100	96

		1,145

Software & Services - 0.0%
Thomson Reuters Corp.,
3.95%, 9/30/21	200	209
5.50%, 8/15/35	150	160
5.65%, 11/23/43	35	39

		408

Sovereigns - 1.5%
Brazilian Government International Bond,
6.00%, 1/17/17	1,250	1,390
8.00%, 1/15/18	178	198
8.88%, 10/14/19	1,075	1,400
4.88%, 1/22/21	1,000	1,090
8.88%, 4/15/24	600	841
10.13%, 5/15/27	500	795
7.13%, 1/20/37	250	316
11.00%, 8/17/40	835	932
5.63%, 1/7/41	635	683
Canada Government International Bond,
0.88%, 2/14/17	545	546
1.63%, 2/27/19	165	166
Chile Government International Bond,
3.25%, 9/14/21	400	412
3.63%, 10/30/42	200	175
Colombia Government International Bond,
7.38%, 1/27/17	500	574
7.38%, 3/18/19	250	304
4.38%, 7/12/21	1,000	1,073
7.38%, 9/18/37	350	476
6.13%, 1/18/41	250	299
5.63%, 2/26/44	200	224
Israel Government International Bond,
5.50%, 11/9/16	225	249
5.13%, 3/26/19	250	282
4.00%, 6/30/22	250	266
4.50%, 1/30/43	200	196
Italy Government International Bond,
5.25%, 9/20/16	1,000	1,091
5.38%, 6/12/17	1,675	1,858
5.38%, 6/15/33	175	207
Mexico Government International Bond,
5.63%, 1/15/17	770	855
5.95%, 3/19/19	500	582
5.13%, 1/15/20	1,360	1,541
4.00%, 10/2/23	150	158
7.50%, 4/8/33	100	138

NORTHERN FUNDS QUARTERLY REPORT    39    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Sovereigns - 1.5% continued
6.75%, 9/27/34	$750	$971
6.05%, 1/11/40	820	994
4.75%, 3/8/44	1,000	1,020
Panama Government International Bond,
6.70%, 1/26/36	550	678
Peruvian Government International Bond,
8.38%, 5/3/16	350	395
7.35%, 7/21/25	250	331
6.55%, 3/14/37	500	628
5.63%, 11/18/50	350	392
Philippine Government International Bond,
10.63%, 3/16/25	500	784
5.50%, 3/30/26	200	230
6.38%, 10/23/34	500	630
5.00%, 1/13/37	500	552
Poland Government International Bond,
3.88%, 7/16/15	110	114
5.00%, 10/19/15	475	502
6.38%, 7/15/19	400	474
5.13%, 4/21/21	150	169
3.00%, 3/17/23	1,000	972
4.00%, 1/22/24	150	156
Republic of Korea,
5.13%, 12/7/16	125	138
7.13%, 4/16/19	150	185
3.88%, 9/11/23	200	216
South Africa Government International Bond,
6.88%, 5/27/19	275	318
Turkey Government International Bond,
3.25%, 3/23/23	250	230
5.75%, 3/22/24	300	328
6.88%, 3/17/36	500	589
6.00%, 1/14/41	1,500	1,603
6.63%, 2/17/45	270	313
Uruguay Government International Bond,
7.63%, 3/21/36	250	336
4.13%, 11/20/45	400	347

		33,912

Supermarkets - 0.0%
Delhaize Group S.A.,
4.13%, 4/10/19	35	37
5.70%, 10/1/40	400	426

		463

Supranationals - 1.6%
African Development Bank,
2.50%, 3/15/16	500	517
1.25%, 9/2/16	40	41
1.13%, 3/15/17	500	503
0.88%, 3/15/18	250	246
Asian Development Bank,
2.50%, 3/15/16	500	517
0.50%, 6/20/16	200	200
5.50%, 6/27/16	600	659
1.13%, 3/15/17	355	358
5.59%, 7/16/18	50	57
1.75%, 9/11/18	150	152
1.75%, 3/21/19	1,500	1,508
1.88%, 4/12/19	150	152
1.38%, 3/23/20	250	242
Corp. Andina de Fomento,
4.38%, 6/15/22	613	650
Council Of Europe Development Bank,
2.63%, 2/16/16	350	362
1.25%, 9/22/16	150	152
1.50%, 6/19/17	200	203
European Bank for Reconstruction & Development,
1.75%, 6/14/19	200	200
European Bank for Reconstruction & Development,
1.63%, 9/3/15	500	508
2.50%, 3/15/16	300	311
1.38%, 10/20/16	150	152
1.00%, 2/16/17	500	502
0.75%, 9/1/17	300	297
1.00%, 6/15/18	150	148
1.50%, 3/16/20	250	243
European Investment Bank,
1.00%, 7/15/15	400	403
1.63%, 9/1/15	500	508
1.38%, 10/20/15	500	507
2.25%, 3/15/16	400	412
1.13%, 12/15/16	1,000	1,009
4.88%, 1/17/17	800	882
1.75%, 3/15/17	1,000	1,024
0.88%, 4/18/17	400	400
5.13%, 5/30/17	350	392
1.63%, 6/15/17	250	255
1.00%, 8/17/17	250	250

FIXED INCOME INDEX FUNDS    40    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Supranationals - 1.6% continued
1.00%, 12/15/17	$1,000	$994
1.00%, 3/15/18	2,000	1,981
1.00%, 6/15/18	1,650	1,627
1.63%, 12/18/18	400	401
1.88%, 3/15/19	250	252
2.50%, 4/15/21	1,500	1,525
3.25%, 1/29/24	250	261
4.88%, 2/15/36	200	239
Inter-American Development Bank,
0.50%, 8/17/15	500	502
0.88%, 11/15/16	250	251
1.13%, 3/15/17	1,000	1,011
0.88%, 3/15/18	500	492
1.75%, 8/24/18	250	253
4.25%, 9/10/18	400	446
1.13%, 9/12/19	200	194
3.88%, 9/17/19	600	660
3.88%, 2/14/20	500	552
3.00%, 2/21/24	150	155
3.88%, 10/28/41	200	200
International Bank for Reconstruction & Development,
2.13%, 3/15/16	1,000	1,030
5.00%, 4/1/16	450	486
0.50%, 4/15/16	450	450
0.50%, 5/16/16	210	210
1.00%, 9/15/16	500	505
0.88%, 4/17/17	1,000	1,002
9.25%, 7/15/17	100	124
2.25%, 6/24/21	500	501
4.75%, 2/15/35	25	29
International Finance Corp.,
0.50%, 5/16/16	375	375
1.13%, 11/23/16	500	504
1.00%, 4/24/17	890	891
0.88%, 6/15/18	500	490
Nordic Investment Bank,
2.50%, 7/15/15	900	921
0.50%, 4/14/16	250	250
5.00%, 2/1/17	100	111
1.88%, 6/14/19	200	202

		34,999

Travel & Lodging - 0.0%
Carnival Corp.,
1.20%, 2/5/16	55	55

Winding Up Agencies - 0.0%
FMS Wertmanagement AoeR,
1.63%, 11/20/18	300	301

Wireless Telecom Services - 0.3%
America Movil S.A.B. de C.V.,
2.38%, 9/8/16	700	720
3.13%, 7/16/22	295	290
6.13%, 11/15/37	315	369
6.13%, 3/30/40	185	218
Orange S.A.,
2.13%, 9/16/15	125	127
5.38%, 7/8/19	600	684
9.00%, 3/1/31	610	918
Rogers Communications, Inc.,
6.80%, 8/15/18	700	832
3.00%, 3/15/23	80	77
5.45%, 10/1/43	100	110
5.00%, 3/15/44	75	78
Vodafone Group PLC,
5.63%, 2/27/17	325	362
1.63%, 3/20/17	250	252
1.25%, 9/26/17	300	298
2.95%, 2/19/23	500	483
7.88%, 2/15/30	200	277
6.15%, 2/27/37	635	755

		6,850

Wireline Telecom Services - 0.2%
British Telecommunications PLC,
5.95%, 1/15/18	575	658
9.63%, 12/15/30	100	159
Deutsche Telekom International Finance B.V.,
5.75%, 3/23/16	525	568
8.75%, 6/15/30	400	585
Nippon Telegraph & Telephone Corp.,
1.40%, 7/18/17	150	151
Telefonica Emisiones S.A.U.,
5.13%, 4/27/20	910	1,016
5.46%, 2/16/21	370	420
4.57%, 4/27/23	150	159
7.05%, 6/20/36	110	140

NORTHERN FUNDS QUARTERLY REPORT    41    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Wireline Telecom Services - 0.2% continued
Telefonica Europe B.V.,
8.25%, 9/15/30	$85	$116
Telefonos de Mexico S.A.B. de C.V.,
5.50%, 11/15/19	305	350

		4,322

Total Foreign Issuer Bonds (Cost $198,100)		207,175

U.S. GOVERNMENT AGENCIES - 33.1%(7)
Fannie Mae - 15.3%
0.50%, 7/2/15	3,000	3,010
0.50%, 9/28/15	4,000	4,013
1.63%, 10/26/15	1,000	1,017
0.38%, 12/21/15	2,000	2,002
2.25%, 3/15/16	2,500	2,577
0.50%, 3/30/16	2,000	2,003
2.38%, 4/11/16	3,000	3,109
0.52%, 5/20/16	2,000	1,995
1.25%, 9/28/16	3,700	3,754
1.38%, 11/15/16	2,000	2,029
4.88%, 12/15/16	4,200	4,634
1.25%, 1/30/17	2,000	2,025
5.00%, 5/11/17	1,000	1,116
5.38%, 6/12/17	1,000	1,130
1.88%, 9/18/18	1,000	1,016
7.13%, 1/15/30	1,500	2,193
6.63%, 11/15/30	200	284
5.63%, 7/15/37	1,000	1,317
Fannie Mae-Aces, Series 2011-M5, Class A2,
2.94%, 7/25/21	750	771
Fannie Mae-Aces, Series 2013-M14, Class A2,
3.33%, 10/25/23	200	208
Fannie Mae-Aces, Series 2014-M4, Class A2,
3.35%, 3/25/24	545	566
Pool #255376,
6.00%, 8/1/19	54	59
Pool #255695,
2.38%, 3/1/35	23	24
Pool #256792,
6.50%, 6/1/22	85	93
Pool #256925,
6.00%, 10/1/37	82	93
Pool #256959,
6.00%, 11/1/37	365	411
Pool #256985,
7.00%, 11/1/37	106	118
Pool #257042,
6.50%, 1/1/38	630	710
Pool #257106,
4.50%, 1/1/28	10	11
Pool #257237,
4.50%, 6/1/28	95	103
Pool #257243,
7.00%, 6/1/38	342	381
Pool #357630,
5.00%, 10/1/19	48	52
Pool #707791,
5.00%, 6/1/33	354	396
Pool #709239,
5.00%, 7/1/18	307	326
Pool #725185,
5.00%, 2/1/19	69	74
Pool #725425,
5.50%, 4/1/34	125	141
Pool #730811,
4.50%, 8/1/33	242	263
Pool #735222,
5.00%, 2/1/35	76	84
Pool #735358,
5.50%, 2/1/35	327	367
Pool #735502,
6.00%, 4/1/35	44	49
Pool #737853,
5.00%, 9/1/33	559	623
Pool #745336,
5.00%, 3/1/36	1,636	1,821
Pool #745418,
5.50%, 4/1/36	124	139
Pool #745754,
5.00%, 9/1/34	776	866
Pool #745826,
6.00%, 7/1/36	465	524
Pool #746272,
4.00%, 10/1/18	224	238
Pool #747383,
5.50%, 10/1/33	231	260

FIXED INCOME INDEX FUNDS    42    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Fannie Mae - 15.3% continued
Pool #753678,
2.17%, 12/1/33	$168	$181
Pool #755632,
5.00%, 4/1/34	262	291
Pool #766083,
2.25%, 2/1/34	3	3
Pool #772730,
5.00%, 4/1/34	261	290
Pool #773287,
2.24%, 3/1/35	167	178
Pool #790406,
6.00%, 9/1/34	167	188
Pool #793666,
5.50%, 9/1/34	179	202
Pool #796250,
5.50%, 11/1/34	79	88
Pool #800471,
5.50%, 10/1/34	688	773
Pool #807701,
4.50%, 12/1/19	47	50
Pool #811944,
4.50%, 1/1/20	53	57
Pool #817795,
6.00%, 8/1/36	66	74
Pool #821912,
2.02%, 6/1/35	311	331
Pool #822455,
2.44%, 4/1/35	80	85
Pool #826057,
5.00%, 7/1/35	199	223
Pool #826368,
2.38%, 7/1/35	120	129
Pool #826585,
5.00%, 8/1/35	389	432
Pool #828523,
5.00%, 7/1/35	120	133
Pool #831676,
6.50%, 8/1/36	48	54
Pool #832628,
5.50%, 9/1/20	75	81
Pool #833067,
5.50%, 9/1/35	468	524
Pool #833163,
5.00%, 9/1/35	293	326
Pool #840577,
5.00%, 10/1/20	47	51
Pool #844909,
4.50%, 10/1/20	14	14
Pool #845425,
6.00%, 2/1/36	417	471
Pool #846600,
2.48%, 1/1/36	327	349
Pool #847921,
5.50%, 11/1/20	204	222
Pool #863759,
4.00%, 12/1/20	33	35
Pool #864435,
4.50%, 12/1/20	95	101
Pool #868435,
6.00%, 4/1/36	358	402
Pool #869710,
6.00%, 4/1/36	187	210
Pool #871135,
6.00%, 1/1/37	104	117
Pool #880505,
6.00%, 8/1/21	27	29
Pool #881818,
6.50%, 8/1/36	340	384
Pool #882055,
1.89%, 6/1/36	100	105
Pool #885769,
6.00%, 6/1/36	46	52
Pool #885866,
6.00%, 6/1/36	148	167
Pool #887111,
5.50%, 5/1/20	54	58
Pool #888100,
5.50%, 9/1/36	462	519
Pool #888152,
5.00%, 5/1/21	119	127
Pool #888205,
6.50%, 2/1/37	122	137
Pool #888318,
2.32%, 2/1/37	68	73
Pool #888447,
4.00%, 5/1/21	65	69
Pool #889224,
5.50%, 1/1/37	594	667

NORTHERN FUNDS QUARTERLY REPORT    43    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Fannie Mae - 15.3% continued
Pool #889390,
6.00%, 3/1/23	$92	$101
Pool #889401,
6.00%, 3/1/38	301	341
Pool #889415,
6.00%, 5/1/37	1,291	1,459
Pool #889579,
6.00%, 5/1/38	681	768
Pool #889630,
6.50%, 3/1/38	81	92
Pool #889886,
7.00%, 12/1/37	106	115
Pool #889970,
5.00%, 12/1/36	448	499
Pool #890234,
6.00%, 10/1/38	305	344
Pool #890329,
4.00%, 4/1/26	5,065	5,429
Pool #890339,
5.00%, 9/1/20	494	525
Pool #892536,
6.50%, 9/1/36	60	67
Pool #892968,
6.50%, 8/1/21	8	8
Pool #893363,
5.00%, 6/1/36	131	145
Pool #893366,
5.00%, 4/1/35	201	224
Pool #894453,
2.58%, 9/1/36	160	174
Pool #898417,
6.00%, 10/1/36	70	78
Pool #899079,
5.00%, 3/1/37	145	161
Pool #902188,
2.42%, 11/1/36	14	15
Pool #902414,
5.50%, 11/1/36	302	338
Pool #905090,
5.50%, 10/1/21	97	104
Pool #905759,
2.35%, 12/1/36	49	53
Pool #906090,
5.50%, 1/1/37	341	381
Pool #910147,
5.00%, 3/1/22	147	159
Pool #912414,
4.50%, 1/1/22	41	43
Pool #915499,
5.00%, 3/1/37	234	260
Pool #915870,
7.00%, 4/1/37	28	29
Pool #918515,
5.00%, 6/1/37	248	275
Pool #920457,
2.87%, 8/1/36	12	13
Pool #920988,
2.00%, 11/1/36	12	13
Pool #923123,
5.00%, 4/1/36	41	45
Pool #923166,
7.50%, 1/1/37	61	71
Pool #928261,
4.50%, 3/1/36	140	152
Pool #928584,
6.50%, 8/1/37	559	635
Pool #928909,
6.00%, 12/1/37	4	5
Pool #928915,
6.00%, 11/1/37	31	34
Pool #930606,
4.00%, 2/1/39	1,287	1,367
Pool #931195,
4.50%, 5/1/24	366	392
Pool #931665,
4.50%, 7/1/24	1,176	1,260
Pool #932023,
5.00%, 1/1/38	241	268
Pool #932741,
4.50%, 4/1/40	820	897
Pool #934466,
5.50%, 9/1/23	209	230
Pool #940623,
5.50%, 8/1/37	111	124
Pool #943388,
6.00%, 6/1/37	467	526
Pool #943617,
6.00%, 8/1/37	328	370

FIXED INCOME INDEX FUNDS    44    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Fannie Mae - 15.3% continued
Pool #945876,
5.50%, 8/1/37	$41	$46
Pool #946527,
7.00%, 9/1/37	81	91
Pool #947216,
6.00%, 10/1/37	136	153
Pool #949391,
5.50%, 8/1/22	20	22
Pool #953018,
6.50%, 10/1/37	255	288
Pool #953910,
6.00%, 11/1/37	201	226
Pool #955771,
6.50%, 10/1/37	230	259
Pool #959604,
6.50%, 11/1/37	29	32
Pool #959880,
5.50%, 11/1/37	99	111
Pool #962687,
5.00%, 4/1/38	385	427
Pool #963735,
4.50%, 6/1/23	170	181
Pool #965389,
6.00%, 10/1/23	168	177
Pool #966660,
6.00%, 12/1/37	4	5
Pool #968037,
6.00%, 1/1/38	345	388
Pool #969632,
6.50%, 1/1/38	74	83
Pool #970013,
4.50%, 6/1/38	251	272
Pool #971734,
4.50%, 4/1/37	42	46
Pool #972452,
5.50%, 3/1/38	473	529
Pool #975365,
5.00%, 6/1/23	95	103
Pool #976963,
5.50%, 2/1/38	4,082	4,577
Pool #981704,
5.00%, 6/1/23	328	358
Pool #981823,
2.60%, 6/1/38	56	56
Pool #981854,
5.50%, 7/1/38	335	375
Pool #984075,
4.50%, 6/1/23	105	112
Pool #986760,
5.50%, 7/1/38	1,113	1,259
Pool #987114,
5.50%, 9/1/23	30	32
Pool #987115,
5.50%, 9/1/23	104	111
Pool #992472,
6.00%, 10/1/38	111	125
Pool #992491,
4.50%, 10/1/23	87	93
Pool #993055,
5.50%, 12/1/38	95	106
Pool #995018,
5.50%, 6/1/38	223	250
Pool #995203,
5.00%, 7/1/35	1,239	1,381
Pool #995266,
5.00%, 12/1/23	970	1,057
Pool #995737,
5.00%, 2/1/38	2,300	2,559
Pool #995879,
6.00%, 4/1/39	318	358
Pool #AA0451,
6.00%, 12/1/23	17	17
Pool #AA0649,
5.00%, 12/1/38	778	874
Pool #AA2939,
4.50%, 4/1/39	1,126	1,234
Pool #AA4482,
4.00%, 4/1/39	1,091	1,161
Pool #AA4562,
4.50%, 9/1/39	1,001	1,097
Pool #AA8978,
4.50%, 7/1/39	254	278
Pool #AA9357,
4.50%, 8/1/39	1,302	1,412
Pool #AB1048,
4.50%, 5/1/40	1,539	1,677
Pool #AB2067,
3.50%, 1/1/41	1,662	1,714

NORTHERN FUNDS QUARTERLY REPORT    45    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Fannie Mae - 15.3% continued
Pool #AB2092,
4.00%, 1/1/41	$729	$775
Pool #AB2272,
4.50%, 2/1/41	1,270	1,393
Pool #AB2693,
4.50%, 4/1/41	713	775
Pool #AB2768,
4.50%, 4/1/41	1,088	1,190
Pool #AB3246,
5.00%, 7/1/41	672	750
Pool #AB4057,
4.00%, 12/1/41	3,228	3,437
Pool #AB4293,
3.50%, 1/1/42	2,039	2,103
Pool #AB5049,
4.00%, 4/1/42	3,963	4,217
Pool #AB6016,
3.50%, 8/1/42	1,539	1,586
Pool #AB6293,
3.50%, 9/1/27	2,941	3,121
Pool #AB7076,
3.00%, 11/1/42	4,108	4,063
Pool #AB7733,
3.00%, 1/1/43	3,433	3,396
Pool #AB8823,
3.00%, 3/1/43	6,126	6,059
Pool #AB9363,
3.50%, 5/1/43	4,874	5,025
Pool #AB9990,
3.00%, 7/1/33	379	387
Pool #AC2947,
5.50%, 9/1/39	1,438	1,623
Pool #AC2969,
5.00%, 9/1/39	3,928	4,408
Pool #AC3263,
4.50%, 9/1/29	407	448
Pool #AC3312,
4.50%, 10/1/39	2,114	2,292
Pool #AC4861,
4.50%, 11/1/24	847	908
Pool #AC5040,
4.00%, 10/1/24	502	537
Pool #AC6118,
4.50%, 11/1/39	617	669
Pool #AC6742,
4.50%, 1/1/40	2,097	2,293
Pool #AC8518,
5.00%, 12/1/39	1,288	1,441
Pool #AC9581,
5.50%, 1/1/40	2,328	2,621
Pool #AD0119,
6.00%, 7/1/38	1,105	1,243
Pool #AD0585,
4.50%, 12/1/39	976	1,071
Pool #AD0639,
6.00%, 12/1/38	271	305
Pool #AD0969,
5.50%, 8/1/37	1,035	1,162
Pool #AD5241,
4.50%, 7/1/40	907	983
Pool #AD5525,
5.00%, 6/1/40	1,002	1,119
Pool #AD5556,
4.00%, 6/1/25	390	418
Pool #AD7859,
5.00%, 6/1/40	697	776
Pool #AE0289,
3.62%, 5/1/40	317	339
Pool #AE0949,
4.00%, 2/1/41	2,256	2,398
Pool #AE0971,
4.00%, 5/1/25	306	327
Pool #AE0981,
3.50%, 3/1/41	1,663	1,714
Pool #AE1807,
4.00%, 10/1/40	3,153	3,351
Pool #AE3873,
4.50%, 10/1/40	480	521
Pool #AE5436,
4.50%, 10/1/40	597	648
Pool #AE5767,
3.55%, 5/1/41	293	309
Pool #AH0525,
4.00%, 12/1/40	2,404	2,555
Pool #AH1295,
3.50%, 1/1/26	847	899
Pool #AH2488,
3.21%, 2/1/41	240	251

FIXED INCOME INDEX FUNDS    46    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Fannie Mae - 15.3% continued
Pool #AH3226,
5.00%, 2/1/41	$348	$388
Pool #AH4158,
4.00%, 1/1/41	434	462
Pool #AH5573,
4.00%, 2/1/41	1,735	1,845
Pool #AH5614,
3.50%, 2/1/26	908	964
Pool #AH8854,
4.50%, 4/1/41	579	629
Pool #AI1247,
4.00%, 4/1/26	477	511
Pool #AI3470,
4.50%, 6/1/41	1,004	1,090
Pool #AI4361,
3.01%, 9/1/41	187	197
Pool #AI4380,
2.96%, 11/1/41	116	122
Pool #AI5539,
3.51%, 6/1/41	197	209
Pool #AI5603,
4.50%, 7/1/41	534	579
Pool #AI7743,
4.00%, 8/1/41	767	816
Pool #AI9137,
2.50%, 11/1/27	2,685	2,731
Pool #AI9555,
4.00%, 9/1/41	1,358	1,445
Pool #AI9828,
2.88%, 11/1/41	255	266
Pool #AJ2001,
3.10%, 10/1/41	185	194
Pool #AJ4093,
3.50%, 10/1/26	250	266
Pool #AJ4408,
4.50%, 10/1/41	328	355
Pool #AJ6086,
3.00%, 12/1/26	600	624
Pool #AJ9152,
3.50%, 12/1/26	2,738	2,905
Pool #AJ9218,
4.00%, 2/1/42	1,551	1,651
Pool #AJ9326,
3.50%, 1/1/42	2,131	2,201
Pool #AJ9355,
3.00%, 1/1/27	1,414	1,470
Pool #AK4524,
4.50%, 3/1/42	4,359	4,731
Pool #AK4813,
3.50%, 3/1/42	959	989
Pool #AK4945,
3.50%, 2/1/42	1,157	1,192
Pool #AK7766,
2.50%, 3/1/27	1,606	1,634
Pool #AK9444,
4.00%, 3/1/42	667	715
Pool #AL0442,
5.50%, 6/1/40	280	314
Pool #AL0766,
4.00%, 9/1/41	2,477	2,635
Pool #AL1449,
4.00%, 1/1/42	2,476	2,635
Pool #AL1849,
6.00%, 2/1/39	1,129	1,274
Pool #AL1939,
3.50%, 6/1/42	2,520	2,599
Pool #AL2243,
4.00%, 3/1/42	2,960	3,146
Pool #AL2303,
4.50%, 6/1/26	1,132	1,204
Pool #AL2326,
4.50%, 4/1/42	5,460	5,926
Pool #AL2397,
2.71%, 8/1/42	361	373
Pool #AL3396,
2.50%, 3/1/28	1,383	1,406
Pool #AL3950,
1.75%, 8/1/43	178	180
Pool #AO0752,
3.00%, 4/1/42	1,199	1,186
Pool #AO0800,
3.00%, 4/1/27	1,257	1,307
Pool #AO2973,
3.50%, 5/1/42	2,680	2,771
Pool #AO4136,
3.50%, 6/1/42	1,971	2,032
Pool #AO7970,
2.50%, 6/1/27	812	826

NORTHERN FUNDS QUARTERLY REPORT    47    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Fannie Mae - 15.3% continued
Pool #AO8031,
3.50%, 7/1/42	$4,726	$4,872
Pool #AO8629,
3.50%, 7/1/42	825	851
Pool #AP6273,
3.00%, 10/1/42	1,304	1,290
Pool #AQ6784,
3.50%, 12/1/42	1,841	1,898
Pool #AR1706,
2.50%, 1/1/28	6,547	6,659
Pool #AR3792,
3.00%, 2/1/43	1,235	1,221
Pool #AR8151,
3.00%, 3/1/43	1,973	1,951
Pool #AR9582,
3.00%, 3/1/43	688	682
Pool #AS0018,
3.00%, 7/1/43	4,416	4,367
Pool #AS0275,
3.00%, 8/1/33	479	489
Pool #AT0666,
3.50%, 4/1/43	878	906
Pool #AT2720,
3.00%, 5/1/43	2,085	2,066
Pool #AT3164,
3.00%, 4/1/43	3,349	3,313
Pool #AT3180,
3.00%, 5/1/43	3,913	3,870
Pool #AT5026,
3.00%, 5/1/43	3,747	3,706
Pool #AU1657,
2.50%, 7/1/28	1,017	1,035
Pool #AU1808,
3.00%, 8/1/43	3,272	3,236
Pool #AU3164,
3.00%, 8/1/33	386	394
Pool #AU4336,
2.24%, 8/1/43	848	855
Pool #AU5918,
3.00%, 9/1/43	2,915	2,883
Pool #AU5919,
3.50%, 9/1/43	2,848	2,936
Pool #AV0691,
4.00%, 12/1/43	4,892	5,204
Pool #AV2339,
4.00%, 12/1/43	980	1,042
Pool #MA0361,
4.00%, 3/1/30	467	500
Pool #MA0667,
4.00%, 3/1/31	1,035	1,113
Pool #MA0706,
4.50%, 4/1/31	1,443	1,579
Pool #MA0711,
3.50%, 4/1/31	569	595
Pool #MA0804,
4.00%, 7/1/31	698	752
Pool #MA0976,
3.50%, 2/1/32	1,278	1,341
Pool #MA1107,
3.50%, 7/1/32	1,558	1,634
Pool #MA1138,
3.50%, 8/1/32	830	870
Pool #MA1141,
3.00%, 8/1/32	403	411
Pool #MA1200,
3.00%, 10/1/32	2,146	2,190
Pool #MA1432,
3.00%, 5/1/33	2,044	2,086
Pool #MA1511,
2.50%, 7/1/33	569	565
Pool TBA,
2.00%, 7/14/29(8)	3,000	2,963
2.50%, 7/14/29(8)	4,000	4,063
3.00%, 7/14/29(8)	8,400	8,725
2.50%, 7/14/44(8)	1,900	1,801
3.50%, 7/14/44(8)	11,201	11,530
4.00%, 7/14/44(8)	3,500	3,714

		341,407

Federal Home Loan Bank - 0.5%
0.50%, 11/20/15	5,000	5,011
5.13%, 10/19/16	5,450	6,010
5.50%, 7/15/36	500	640

		11,661

Freddie Mac - 2.5%
4.38%, 7/17/15	900	939
5.25%, 4/18/16	500	543
2.50%, 5/27/16	4,000	4,149

FIXED INCOME INDEX FUNDS    48    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Freddie Mac - 2.5% continued
2.00%, 8/25/16	$5,675	$5,846
5.00%, 2/16/17	500	553
1.00%, 3/8/17	2,500	2,509
1.00%, 9/27/17	3,000	2,997
5.13%, 11/17/17	500	567
0.75%, 1/12/18	2,000	1,970
0.88%, 3/7/18	1,000	986
4.88%, 6/13/18	2,600	2,954
3.75%, 3/27/19	1,000	1,099
1.25%, 10/2/19	1,000	971
2.38%, 1/13/22	3,000	2,994
6.75%, 3/15/31	1,200	1,722
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2,
2.87%, 12/25/21	250	257
FHLMC Multifamily Structured Pass Through Certificates, Series K018, Class A2,
2.79%, 1/25/22	500	510
FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2,
2.37%, 5/25/22	250	247
FHLMC Multifamily Structured Pass Through Certificates, Series K022, Class A2,
2.36%, 7/25/22	500	490
FHLMC Multifamily Structured Pass Through Certificates, Series K023, Class A2,
2.31%, 8/25/22	500	488
FHLMC Multifamily Structured Pass Through Certificates, Series K024, Class A2,
2.57%, 9/25/22	500	497
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2,
3.32%, 2/25/23	500	522
FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class A2,
3.30%, 4/25/23	377	392
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2,
3.06%, 7/25/23	500	510
Pool #1B2934,
2.32%, 3/1/36	317	333
Pool #1B7328,
2.81%, 4/1/37	50	53
Pool #1B7359,
4.05%, 5/1/37	24	24
Pool #1G0911,
2.44%, 4/1/36	203	216
Pool #1G1763,
2.39%, 11/1/35	26	27
Pool #1G2620,
2.45%, 11/1/36	8	8
Pool #1G3611,
1.97%, 4/1/37	24	25
Pool #1H2569,
2.48%, 9/1/35	408	435
Pool #1H2605,
2.38%, 4/1/36	117	125
Pool #1J0365,
2.42%, 4/1/37	109	116
Pool #1L1480,
2.08%, 12/1/33	65	67
Pool #1N0243,
2.62%, 8/1/36	15	16
Pool #2B1466,
2.01%, 7/1/43	182	182
Pool #847755,
2.43%, 5/1/37	59	62
Pool #848626,
3.40%, 6/1/41	195	206
Pool #848639,
3.22%, 9/1/41	219	230
Pool TBA,
2.00%, 7/14/29(8)	1,900	1,874
2.50%, 7/14/29(8)	3,200	3,248
3.00%, 7/14/29(8)	1,200	1,244
3.00%, 7/14/44(8)	2,668	2,632
3.50%, 7/14/44(8)	10,049	10,329

		56,164

Freddie Mac Gold - 7.0%
Pool #A16753,
5.00%, 11/1/33	100	112
Pool #A17665,
5.00%, 1/1/34	158	176

NORTHERN FUNDS QUARTERLY REPORT    49    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Freddie Mac Gold - 7.0% continued
Pool #A27950,
5.50%, 11/1/34	$605	$680
Pool #A31136,
5.50%, 1/1/35	286	322
Pool #A39306,
5.50%, 11/1/35	584	652
Pool #A46224,
5.00%, 7/1/35	72	80
Pool #A48104,
5.00%, 1/1/36	129	145
Pool #A51296,
6.00%, 8/1/36	88	99
Pool #A54897,
6.50%, 8/1/36	101	114
Pool #A56110,
5.50%, 12/1/36	267	297
Pool #A57604,
5.00%, 3/1/37	530	586
Pool #A58690,
6.00%, 3/1/37	21	24
Pool #A58718,
5.50%, 3/1/37	37	42
Pool #A59081,
5.50%, 4/1/37	459	511
Pool #A60942,
5.00%, 5/1/37	173	193
Pool #A61560,
5.50%, 10/1/36	851	958
Pool #A61573,
5.00%, 9/1/34	1,342	1,496
Pool #A61597,
5.50%, 12/1/35	106	119
Pool #A64474,
5.50%, 9/1/37	46	51
Pool #A67116,
7.00%, 10/1/37	35	42
Pool #A68761,
5.50%, 9/1/37	221	246
Pool #A69169,
4.50%, 12/1/37	199	215
Pool #A69303,
6.00%, 11/1/37	78	88
Pool #A73778,
5.00%, 2/1/38	225	249
Pool #A74134,
7.00%, 2/1/38	59	67
Pool #A78507,
5.00%, 6/1/38	1,022	1,141
Pool #A81606,
6.00%, 9/1/38	56	63
Pool #A81856,
7.00%, 9/1/38	29	34
Pool #A83008,
5.50%, 11/1/38	1,038	1,167
Pool #A84432,
4.50%, 2/1/39	162	175
Pool #A88476,
4.50%, 9/1/39	3,189	3,484
Pool #A88566,
5.00%, 9/1/39	1,683	1,883
Pool #A89346,
4.50%, 10/1/39	2,038	2,206
Pool #A90749,
4.50%, 1/1/40	1,440	1,573
Pool #A91541,
5.00%, 3/1/40	500	560
Pool #A91626,
4.50%, 3/1/40	931	1,019
Pool #A91942,
4.50%, 4/1/40	693	757
Pool #A94672,
4.50%, 10/1/40	1,062	1,153
Pool #A96296,
4.00%, 1/1/41	1,057	1,123
Pool #A96310,
4.00%, 1/1/41	715	759
Pool #A96995,
4.00%, 2/1/41	1,878	1,992
Pool #A97443,
4.50%, 3/1/41	850	922
Pool #B10630,
4.50%, 11/1/18	210	222
Pool #B17658,
4.50%, 1/1/20	8	8
Pool #B18502,
5.50%, 6/1/20	18	19
Pool #B18931,
4.50%, 3/1/20	23	24

FIXED INCOME INDEX FUNDS    50    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Freddie Mac Gold - 7.0% continued
Pool #C03457,
4.50%, 2/1/40	$653	$707
Pool #C03821,
3.50%, 4/1/42	2,751	2,831
Pool #C04268,
3.00%, 10/1/42	4,059	4,009
Pool #C09004,
3.50%, 7/1/42	778	801
Pool #C09042,
3.50%, 5/1/43	1,027	1,057
Pool #C91009,
5.00%, 11/1/26	34	38
Pool #C91247,
5.00%, 4/1/29	267	296
Pool #C91354,
4.00%, 1/1/31	1,021	1,096
Pool #C91370,
4.50%, 5/1/31	610	665
Pool #C91388,
3.50%, 2/1/32	555	580
Pool #C91402,
4.00%, 10/1/31	903	970
Pool #C91408,
3.50%, 11/1/31	576	602
Pool #C91485,
3.50%, 8/1/32	832	870
Pool #D97197,
5.00%, 2/1/27	10	11
Pool #D97564,
5.00%, 1/1/28	198	219
Pool #D98301,
4.50%, 7/1/29	195	211
Pool #E03033,
3.00%, 2/1/27	1,290	1,339
Pool #E04044,
3.50%, 8/1/27	2,015	2,132
Pool #E99030,
4.50%, 9/1/18	235	249
Pool #G01907,
4.50%, 8/1/34	87	94
Pool #G01974,
5.00%, 12/1/35	827	917
Pool #G02064,
5.00%, 2/1/36	380	421
Pool #G02069,
5.50%, 3/1/36	68	76
Pool #G02386,
6.00%, 11/1/36	700	789
Pool #G02391,
6.00%, 11/1/36	21	23
Pool #G02540,
5.00%, 11/1/34	147	164
Pool #G02649,
6.00%, 1/1/37	27	31
Pool #G02702,
6.50%, 1/1/37	84	95
Pool #G02789,
6.00%, 4/1/37	2,219	2,494
Pool #G02911,
6.00%, 4/1/37	45	52
Pool #G02973,
6.00%, 6/1/37	84	94
Pool #G03121,
5.00%, 6/1/36	310	343
Pool #G03134,
5.50%, 8/1/36	132	147
Pool #G03176,
5.00%, 8/1/37	121	134
Pool #G03218,
6.00%, 9/1/37	82	92
Pool #G03351,
6.00%, 9/1/37	181	206
Pool #G03513,
6.00%, 11/1/37	206	231
Pool #G03600,
7.00%, 11/1/37	86	95
Pool #G03737,
6.50%, 11/1/37	1,368	1,541
Pool #G03992,
6.00%, 3/1/38	215	241
Pool #G04287,
5.00%, 5/1/38	351	388
Pool #G04459,
5.50%, 6/1/38	318	355
Pool #G04611,
6.00%, 7/1/38	616	693
Pool #G04650,
6.50%, 9/1/38	452	509

NORTHERN FUNDS QUARTERLY REPORT    51    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Freddie Mac Gold - 7.0% continued
Pool #G04817,
5.00%, 9/1/38	$211	$233
Pool #G05082,
5.00%, 3/1/38	463	514
Pool #G05167,
4.50%, 2/1/39	553	599
Pool #G05457,
4.50%, 5/1/39	2,634	2,875
Pool #G05725,
4.50%, 11/1/39	878	963
Pool #G05733,
5.00%, 11/1/39	793	888
Pool #G05870,
4.50%, 4/1/40	1,045	1,142
Pool #G05876,
4.50%, 4/1/40	2,603	2,857
Pool #G05971,
5.50%, 8/1/40	2,663	2,986
Pool #G06020,
5.50%, 12/1/39	2,455	2,737
Pool #G06767,
5.00%, 10/1/41	1,654	1,848
Pool #G06947,
6.00%, 5/1/40	644	724
Pool #G07030,
4.00%, 6/1/42	4,378	4,655
Pool #G07098,
3.50%, 7/1/42	1,613	1,660
Pool #G07152,
4.00%, 6/1/42	3,757	3,985
Pool #G07171,
4.00%, 8/1/42	1,888	2,003
Pool #G07445,
2.50%, 7/1/43	960	909
Pool #G08189,
7.00%, 3/1/37	39	44
Pool #G08192,
5.50%, 4/1/37	145	162
Pool #G08341,
5.00%, 4/1/39	2,657	2,940
Pool #G08477,
3.50%, 2/1/42	1,442	1,484
Pool #G08537,
3.00%, 7/1/43	3,620	3,575
Pool #G08554,
3.50%, 10/1/43	2,035	2,095
Pool #G11776,
4.50%, 9/1/20	48	51
Pool #G12571,
4.00%, 1/1/22	158	168
Pool #G12673,
5.00%, 9/1/21	117	126
Pool #G12837,
4.50%, 4/1/22	165	176
Pool #G12868,
5.00%, 11/1/22	220	238
Pool #G12869,
5.00%, 9/1/22	190	205
Pool #G13136,
4.50%, 5/1/23	235	254
Pool #G13151,
6.00%, 3/1/23	218	239
Pool #G13201,
4.50%, 7/1/23	128	138
Pool #G13433,
5.50%, 1/1/24	169	185
Pool #G14168,
5.50%, 12/1/24	319	349
Pool #G14239,
4.00%, 9/1/26	3,787	4,054
Pool #G14554,
4.50%, 7/1/26	500	536
Pool #G18220,
6.00%, 11/1/22	23	26
Pool #G18438,
2.50%, 6/1/27	714	725
Pool #G18442,
3.50%, 8/1/27	1,381	1,462
Pool #G30327,
4.50%, 1/1/27	36	39
Pool #J00991,
4.00%, 1/1/21	73	77
Pool #J02541,
4.00%, 9/1/20	47	50
Pool #J03041,
6.00%, 7/1/21	69	74
Pool #J03736,
5.50%, 11/1/21	75	82

FIXED INCOME INDEX FUNDS    52    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Freddie Mac Gold - 7.0% continued
Pool #J05307,
4.50%, 8/1/22	$20	$22
Pool #J06175,
5.00%, 5/1/21	34	36
Pool #J06465,
6.00%, 11/1/22	21	22
Pool #J06476,
5.50%, 11/1/22	56	61
Pool #J08098,
5.50%, 6/1/23	48	51
Pool #J08202,
5.00%, 7/1/23	59	64
Pool #J08454,
5.00%, 8/1/23	114	125
Pool #J08913,
5.50%, 10/1/23	62	68
Pool #J09148,
5.00%, 12/1/23	66	70
Pool #J09305,
5.00%, 2/1/24	206	223
Pool #J09463,
5.00%, 3/1/24	121	128
Pool #J11136,
4.00%, 11/1/24	121	129
Pool #J12098,
4.50%, 4/1/25	941	1,005
Pool #J14808,
3.50%, 3/1/26	1,447	1,531
Pool #J17055,
3.00%, 11/1/26	696	722
Pool #J17232,
3.00%, 11/1/26	704	730
Pool #J17932,
3.00%, 3/1/27	1,213	1,259
Pool #J20834,
2.50%, 10/1/27	1,252	1,272
Pool #J21601,
2.50%, 12/1/27	4,720	4,796
Pool #J22986,
2.50%, 3/1/28	2,428	2,467
Pool #K90071,
3.00%, 2/1/33	1,885	1,922
Pool #K90641,
3.50%, 6/1/33	284	297
Pool #K90791,
3.00%, 7/1/33	747	761
Pool #Q02211,
4.50%, 7/1/41	989	1,078
Pool #Q02605,
4.50%, 8/1/41	2,742	2,974
Pool #Q03085,
4.00%, 9/1/41	585	621
Pool #Q04649,
3.50%, 11/1/41	580	597
Pool #Q08894,
3.50%, 6/1/42	1,322	1,363
Pool #Q09009,
4.00%, 6/1/42	3,387	3,594
Pool #Q10438,
3.50%, 8/1/42	2,142	2,204
Pool #Q14324,
3.00%, 1/1/43	2,062	2,036
Pool #Q14676,
3.00%, 1/1/43	1,380	1,363
Pool #Q15843,
3.00%, 2/1/43	664	656
Pool #Q18339,
3.00%, 5/1/43	624	618
Pool #Q19697,
3.00%, 6/1/43	1,438	1,421
Pool #Q19909,
3.00%, 7/1/43	1,249	1,233
Pool #Q20550,
3.00%, 8/1/43	1,930	1,906
Pool #Q21320,
3.50%, 8/1/43	1,062	1,093
Pool #Q24954,
4.00%, 2/1/44	1,477	1,570
Pool #V80003,
3.00%, 4/1/43	2,782	2,757
Pool #V80004,
3.00%, 4/1/43	769	762
Pool #V80058,
3.00%, 5/1/43	1,257	1,245

		154,740

Government National Mortgage Association I - 3.5%
Pool #510835,
5.50%, 2/15/35	76	86

NORTHERN FUNDS QUARTERLY REPORT    53    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Government National Mortgage Association I - 3.5% continued
Pool #597889,
5.50%, 6/15/33	$236	$264
Pool #614169,
5.00%, 7/15/33	123	137
Pool #616879,
3.50%, 2/15/42	995	1,037
Pool #617739,
6.00%, 10/15/37	37	41
Pool #634431,
6.00%, 9/15/34	44	50
Pool #641416,
5.50%, 4/15/35	243	273
Pool #646341,
6.00%, 11/15/36	86	99
Pool #648538,
5.00%, 12/15/35	265	292
Pool #651753,
5.50%, 3/15/36	44	49
Pool #658560,
6.50%, 8/15/36	185	211
Pool #670114,
6.50%, 7/15/37	58	66
Pool #675211,
6.50%, 3/15/38	69	79
Pool #675484,
5.50%, 6/15/38	231	258
Pool #676360,
6.50%, 10/15/37	34	39
Pool #682899,
6.00%, 9/15/40	509	573
Pool #687824,
5.50%, 8/15/38	313	349
Pool #687900,
5.00%, 9/15/38	246	270
Pool #687901,
5.00%, 9/15/38	243	267
Pool #688461,
6.00%, 5/15/38	363	409
Pool #692309,
6.00%, 1/15/39	155	174
Pool #697645,
5.50%, 10/15/38	128	143
Pool #698236,
5.00%, 6/15/39	932	1,024
Pool #698336,
4.50%, 5/15/39	1,158	1,262
Pool #699277,
6.00%, 9/15/38	101	113
Pool #700918,
5.50%, 11/15/38	463	516
Pool #700972,
5.50%, 11/15/38	121	135
Pool #701196,
6.00%, 10/15/38	133	150
Pool #703677,
5.50%, 6/15/39	362	405
Pool #704185,
5.50%, 1/15/39	123	137
Pool #717175,
4.50%, 6/15/39	1,147	1,254
Pool #719262,
5.00%, 8/15/40	425	471
Pool #720202,
4.50%, 7/15/39	748	824
Pool #723231,
4.00%, 10/15/39	562	602
Pool #723339,
5.00%, 9/15/39	448	497
Pool #726085,
4.00%, 11/15/24	410	437
Pool #728629,
4.50%, 1/15/40	1,660	1,815
Pool #733663,
4.50%, 5/15/40	3,135	3,427
Pool #737286,
4.50%, 5/15/40	1,204	1,317
Pool #737416,
3.50%, 9/15/25	318	338
Pool #738134,
3.50%, 4/15/26	550	586
Pool #738247,
4.50%, 4/15/41	688	751
Pool #745215,
4.00%, 7/15/25	322	342
Pool #747643,
4.50%, 8/15/40	2,620	2,861
Pool #760874,
3.50%, 2/15/26	444	474

FIXED INCOME INDEX FUNDS    54    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Government National Mortgage Association I - 3.5% continued
Pool #768800,
4.50%, 6/15/41	$376	$411
Pool #773939,
4.00%, 11/15/41	1,298	1,390
Pool #778957,
3.50%, 3/15/42	1,237	1,289
Pool #781939,
6.00%, 7/15/34	536	619
Pool #782131,
5.50%, 12/15/36	153	171
Pool #782150,
5.50%, 4/15/37	173	194
Pool #782259,
5.00%, 2/15/36	287	318
Pool #782272,
5.50%, 2/15/38	333	372
Pool #782498,
6.00%, 12/15/38	174	196
Pool #782565,
5.00%, 2/15/39	3,509	3,884
Pool #782584,
5.00%, 3/15/39	318	350
Pool #782675,
4.50%, 6/15/24	262	285
Pool #782696,
5.00%, 6/15/39	821	913
Pool #782831,
6.00%, 12/15/39	115	130
Pool #783176,
4.00%, 11/15/40	1,631	1,745
Pool #783467,
4.00%, 10/15/41	5,513	5,898
Pool #AA6089,
3.00%, 2/15/43	751	758
Pool #AB2891,
3.00%, 9/15/42	557	562
Pool #AD8781,
3.00%, 3/15/43	657	664
Pool #AD9016,
3.00%, 4/15/43	929	938
Pool TBA,
3.00%, 7/14/44(8)	5,425	5,476
3.00%, 7/14/44(8)	3,000	3,022
3.50%, 7/14/44(8)	10,000	10,416
3.50%, 7/14/44(8)	3,500	3,640
4.00%, 7/14/44(8)	814	871
4.50%, 7/14/44(8)	6,900	7,534

		76,950

Government National Mortgage Association II - 4.2%
Pool #3570,
6.00%, 6/20/34	113	130
Pool #3665,
5.50%, 1/20/35	339	381
Pool #3852,
6.00%, 5/20/36	60	68
Pool #3879,
6.00%, 7/20/36	197	224
Pool #3910,
6.00%, 10/20/36	102	116
Pool #3994,
5.00%, 6/20/37	73	81
Pool #4018,
6.50%, 8/20/37	222	251
Pool #4026,
5.00%, 9/20/37	106	116
Pool #4027,
5.50%, 9/20/37	60	67
Pool #4040,
6.50%, 10/20/37	46	52
Pool #4098,
5.50%, 3/20/38	313	350
Pool #4116,
6.50%, 4/20/38	102	115
Pool #4170,
6.00%, 6/20/38	248	282
Pool #4194,
5.50%, 7/20/38	625	698
Pool #4243,
5.00%, 9/20/38	174	192
Pool #4244,
5.50%, 9/20/38	169	188
Pool #4245,
6.00%, 9/20/38	100	114
Pool #4269,
6.50%, 10/20/38	119	134
Pool #4290,
5.50%, 11/20/38	118	132

NORTHERN FUNDS QUARTERLY REPORT    55    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Government National Mortgage Association II - 4.2% continued
Pool #4344,
6.00%, 1/20/39	$202	$228
Pool #4345,
6.50%, 1/20/39	134	151
Pool #4425,
5.50%, 4/20/39	339	383
Pool #4559,
5.00%, 10/20/39	870	967
Pool #4561,
6.00%, 10/20/39	411	468
Pool #4617,
4.50%, 1/20/40	239	262
Pool #4619,
5.50%, 1/20/40	787	888
Pool #4713,
4.50%, 6/20/40	736	806
Pool #4747,
5.00%, 7/20/40	644	716
Pool #4881,
3.50%, 12/20/40	2,194	2,291
Pool #4882,
4.00%, 12/20/40	5,357	5,749
Pool #4923,
4.50%, 1/20/41	533	584
Pool #5050,
4.00%, 5/20/26	498	532
Pool #5081,
4.00%, 6/20/41	955	1,023
Pool #5082,
4.50%, 6/20/41	1,001	1,096
Pool #5083,
5.00%, 6/20/41	3,940	4,367
Pool #5114,
4.00%, 7/20/41	3,786	4,059
Pool #5141,
5.00%, 8/20/41	547	607
Pool #5175,
4.50%, 9/20/41	512	561
Pool #5176,
5.00%, 9/20/41	2,624	2,910
Pool #5202,
3.50%, 10/20/41	1,271	1,326
Pool #5203,
4.00%, 10/20/41	869	931
Pool #5232,
3.50%, 11/20/41	715	746
Pool #5264,
5.50%, 12/20/41	69	77
Pool #5280,
4.00%, 1/20/42	946	1,014
Pool #5304,
3.50%, 2/20/42	886	924
Pool #5317,
5.50%, 2/20/42	474	531
Pool #5326,
3.00%, 3/20/27	1,266	1,325
Pool #5331,
3.50%, 3/20/42	1,443	1,507
Pool #654804,
6.00%, 5/20/36	192	216
Pool #737602,
4.00%, 11/20/40	731	784
Pool #752757,
4.50%, 11/20/40	1,083	1,189
Pool #755677,
4.00%, 12/20/40	699	750
Pool #782433,
6.00%, 10/20/38	367	418
Pool #82579,
3.50%, 7/20/40	456	481
Pool #82737,
3.00%, 2/20/41	542	568
Pool #82960,
3.50%, 10/20/41	231	242
Pool #AA5970,
3.00%, 1/20/43	2,408	2,436
Pool #AA6054,
3.00%, 2/20/43	3,340	3,379
Pool #AA6149,
3.00%, 3/20/43	2,359	2,387
Pool #AA6160,
3.50%, 3/20/43	979	1,021
Pool #AA6243,
3.50%, 4/20/43	385	402
Pool #AB9443,
3.50%, 11/20/42	1,688	1,762
Pool #AD1755,
3.50%, 2/20/43	1,471	1,535

FIXED INCOME INDEX FUNDS    56    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 33.1%(7) continued
Government National Mortgage Association II - 4.2% continued
Pool #AD8825,
3.50%, 3/20/43	$944	$985
Pool #AF5097,
4.00%, 8/20/43	2,925	3,134
Pool #MA0022,
3.50%, 4/20/42	1,462	1,526
Pool #MA0088,
3.50%, 5/20/42	3,256	3,398
Pool #MA0220,
3.50%, 7/20/42	1,661	1,733
Pool #MA0318,
3.50%, 8/20/42	2,996	3,127
Pool #MA0321,
5.00%, 8/20/42	1,035	1,145
Pool #MA0391,
3.00%, 9/20/42	5,592	5,663
Pool #MA0392,
3.50%, 9/20/42	1,248	1,302
Pool #MA0933,
3.00%, 4/20/43	2,320	2,347
Pool #MA0934,
3.50%, 4/20/43	914	953
Pool #MA1011,
3.00%, 5/20/43	2,238	2,264
Pool #MA1064,
2.50%, 6/20/28	1,374	1,414
Pool #MA1089,
3.00%, 6/20/43	2,372	2,399
Pool #MA1242,
2.00%, 8/20/43	658	676
Pool #MA1285,
3.50%, 9/20/43	1,165	1,216
Pool #MA1839,
4.00%, 4/20/44	995	1,066
Pool #MA1851,
2.50%, 4/20/44	297	304

		92,942

Tennessee Valley Authority - 0.1%
5.50%, 7/18/17	600	681
5.25%, 9/15/39	1,650	2,002

		2,683

Total U.S. Government Agencies (Cost $721,337)		736,547

U.S. GOVERNMENT OBLIGATIONS - 33.7%
U.S. Treasury Bonds - 6.2%
8.75%, 8/15/20	450	629
7.88%, 2/15/21	1,550	2,119
8.00%, 11/15/21	1,125	1,576
7.13%, 2/15/23	2,000	2,755
6.25%, 8/15/23	11,550	15,235
7.63%, 2/15/25	165	244
6.00%, 2/15/26	11,750	15,705
6.13%, 11/15/27	9,000	12,360
6.25%, 5/15/30	6,000	8,527
5.38%, 2/15/31	4,000	5,252
4.50%, 2/15/36	475	577
4.75%, 2/15/37	3,835	4,821
5.00%, 5/15/37	4,575	5,939
4.38%, 2/15/38	3,890	4,644
4.50%, 5/15/38	1,700	2,067
3.50%, 2/15/39	6,000	6,261
4.25%, 5/15/39	9,250	10,861
4.50%, 8/15/39	8,000	9,751
4.38%, 11/15/39	7,000	8,382
4.63%, 2/15/40	5,250	6,529
4.38%, 5/15/40	1,000	1,199
3.88%, 8/15/40	5,000	5,547
3.75%, 8/15/41	4,000	4,345
3.13%, 2/15/42	2,000	1,935
2.75%, 8/15/42	2,500	2,236

		139,496

U.S. Treasury Notes - 27.5%
2.25%, 1/31/15	8,000	8,101
4.00%, 2/15/15	12,000	12,292
0.25%, 7/15/15	10,000	10,010
1.75%, 7/31/15	10,000	10,173
0.38%, 11/15/15	50,000	50,113
4.50%, 11/15/15	2,000	2,117
0.25%, 12/15/15	25,000	25,004
2.13%, 12/31/15	5,000	5,139
2.13%, 2/29/16	5,000	5,150
0.38%, 3/15/16	25,000	25,014
5.13%, 5/15/16	3,000	3,264
3.25%, 6/30/16	10,000	10,555
0.63%, 7/15/16	10,000	10,030
1.50%, 7/31/16	5,000	5,104
1.00%, 8/31/16	10,000	10,103
1.00%, 9/30/16	25,000	25,242
1.00%, 10/31/16	5,000	5,047

NORTHERN FUNDS QUARTERLY REPORT    57    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 33.7% continued
U.S. Treasury Notes - 27.5% continued
4.63%, 11/15/16	$2,600	$2,846
0.88%, 11/30/16	30,000	30,185
0.88%, 1/31/17	20,000	20,089
4.63%, 2/15/17	500	551
1.00%, 3/31/17	12,000	12,071
3.13%, 4/30/17	7,000	7,453
4.50%, 5/15/17	1,850	2,043
0.63%, 5/31/17	15,000	14,900
4.75%, 8/15/17	2,400	2,683
0.63%, 8/31/17	5,000	4,945
0.63%, 9/30/17	7,000	6,913
4.25%, 11/15/17	2,950	3,263
0.75%, 12/31/17	10,000	9,873
0.88%, 1/31/18	10,000	9,904
3.50%, 2/15/18	6,250	6,770
0.75%, 2/28/18	5,000	4,921
3.88%, 5/15/18	3,300	3,631
1.38%, 7/31/18	10,000	10,013
4.00%, 8/15/18	10,290	11,403
1.50%, 8/31/18	6,500	6,534
3.75%, 11/15/18	2,300	2,530
1.50%, 12/31/18	10,000	10,005
2.75%, 2/15/19	18,000	18,994
1.38%, 2/28/19	4,000	3,971
1.50%, 2/28/19	5,000	4,992
1.63%, 4/30/19	10,000	10,019
0.88%, 7/31/19	2,000	1,923
3.63%, 8/15/19	18,000	19,761
3.38%, 11/15/19	16,000	17,385
3.63%, 2/15/20	5,000	5,500
1.13%, 4/30/20	4,000	3,838
3.50%, 5/15/20	5,000	5,467
1.38%, 5/31/20	15,000	14,582
2.63%, 8/15/20	3,000	3,122
2.63%, 11/15/20	3,000	3,116
3.63%, 2/15/21	12,000	13,208
2.13%, 8/15/21	36,000	35,978
1.63%, 8/15/22	19,000	18,038
2.75%, 11/15/23	5,000	5,125
2.75%, 2/15/24	10,000	10,227
2.50%, 5/15/24	10,000	9,986

		611,216

Total U.S. Government Obligations (Cost $727,574)		750,712

MUNICIPAL BONDS - 1.1%
Arizona - 0.0%
Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds,
5.27%, 7/1/34	100	110
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	125

		235

California - 0.4%
Bay Area Toll Authority Bridge Revenue Bonds, Series F-2, Build America Bonds,
6.26%, 4/1/49	425	571
Bay Area Toll Authority Bridge Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	216
Bay Area Toll Authority Bridge TRB, Series S3, Build America Bonds,
6.91%, 10/1/50	150	213
California State G.O. Unlimited Bonds, Build America Bonds,
7.70%, 11/1/30	135	166
7.30%, 10/1/39	920	1,296
7.60%, 11/1/40	400	606
California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds,
8.36%, 10/1/34	50	71
California State Taxable G.O. Unlimited Bonds, Build America Bonds,
7.63%, 3/1/40	405	596
California State Various Purpose Taxable G.O. Unlimited Bonds,
6.20%, 3/1/19	200	238
California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,
7.55%, 4/1/39	585	870
East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	377

FIXED INCOME INDEX FUNDS    58    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.1% continued
California - 0.4% continued
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	$150	$211
Los Angeles Department of Airports Direct Pay TRB, Build America Bonds,
6.58%, 5/15/39	250	316
Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds,
6.76%, 7/1/34	290	389
Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,
5.75%, 7/1/34	335	408
Metropolitan Water District of Southern California TRB, Issuer Subseries A, Build America Bonds,
6.95%, 7/1/40	100	117
San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds,
6.14%, 5/1/49	100	130
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	105
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds,
6.00%, 11/1/40	300	370
University of California Revenue Bonds, Build America Bonds,
5.95%, 5/15/45	150	185
University of California Revenue Bonds, Build America Bonds, Regents University,
6.27%, 5/15/31	200	220

		7,671

Colorado - 0.0%
Denver City & County G.O. Unlimited Bonds, Build America Bonds,
5.65%, 8/1/30	250	280
Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding),
5.66%, 12/1/33	50	59

		339

Connecticut - 0.0%
Connecticut State G.O. Unlimited Bonds, Build America Bonds,
5.63%, 12/1/29	165	199
Connecticut State G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	366

		565

District of Columbia - 0.0%
District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,
5.59%, 12/1/34	30	36

Florida - 0.0%
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
2.11%, 7/1/18	500	502

Georgia - 0.0%
Municipal Electric Authority of Georgia Plant Vogtle Units TRB, Build America Bonds,
6.64%, 4/1/57	70	85
6.66%, 4/1/57	100	120
7.06%, 4/1/57	300	335

		540

Illinois - 0.1%
Chicago Board of Education G.O. Unlimited Bonds, Qualified School Construction Bonds,
6.32%, 11/1/29	160	170
Chicago Taxable G.O. Unlimited Bonds, Project C1,
7.78%, 1/1/35	100	123
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding TRB, Series A,
6.90%, 12/1/40	300	372
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	160
Illinois State Taxable G.O. Unlimited Bonds, Build America Bonds,
6.63%, 2/1/35	750	847
Illinois State Taxable G.O. Unlimited Bonds,
4.42%, 1/1/15	100	102

NORTHERN FUNDS QUARTERLY REPORT    59    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.1% continued
Illinois - 0.1% continued
5.67%, 3/1/18	$300	$333
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	705	707

		2,814

Massachusetts - 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	270
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	122

		392

Mississippi - 0.0%
Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	100	114

Nevada - 0.1%
Clark County Airport Revenue Bonds, Series B, Build America Bonds,
6.88%, 7/1/42	355	391
Clark County Airport System TRB, Series C, Build America Bonds,
6.82%, 7/1/45	200	271

		662

New Jersey - 0.1%
New Jersey State EDA Lease Revenue Bonds, Series A (NATL-RE Insured),
7.43%, 2/15/29	100	130
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	260
New Jersey State Transportation Trust Fund Authority TRB, Series C, Build America Bonds,
6.10%, 12/15/28	300	334
New Jersey State Turnpike Authority TRB, Series A, Build America Bonds,
7.10%, 1/1/41	425	595
New Jersey State Turnpike Authority TRB, Series F, Build America Bonds,
7.41%, 1/1/40	125	180
Rutgers State University TRB, Series H, Build America Bonds (G.O. of University Insured),
5.67%, 5/1/40	145	176

		1,675

New York - 0.2%
Metropolitan Transportation Authority Dedicated Fund TRB, Build America Bonds,
7.34%, 11/15/39	75	109
Metropolitan Transportation Authority TRB, Build America Bonds,
6.69%, 11/15/40	100	134
Metropolitan Transportation Authority TRB, Series E, Build America Bonds,
6.81%, 11/15/40	60	81
New York City G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	118
New York City G.O. Unlimited Bonds, Series H-1, Build America Bonds,
5.85%, 6/1/40	85	104
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	250
5.72%, 6/15/42	250	312
New York City Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds,
6.65%, 12/1/31	225	265
New York City Transitional Finance Authority TRB, Build America Bonds, Future Tax Secured,
5.77%, 8/1/36	300	366
New York State Dormitory Authority Personal Income TRB, Build America Bonds,
5.60%, 3/15/40	250	299
New York State Dormitory Authority Personal Income TRB, Series F, Build America Bonds,
5.63%, 3/15/39	75	90
New York State Urban Development Corp. TRB, Build America Bonds,
5.77%, 3/15/39	100	120
Port Authority of New York & New Jersey Consolidated 160th TRB (G.O. of Authority Insured),
5.65%, 11/1/40	200	242

FIXED INCOME INDEX FUNDS    60    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.1% continued
New York - 0.2% continued
Port Authority of New York & New Jersey Consolidated 164th TRB (G.O. of Authority Insured),
5.65%, 11/1/40	$350	$423
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds (G.O. of Authority Insured),
4.93%, 10/1/51	250	277

		3,190

Ohio - 0.1%
American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds,
6.45%, 2/15/44	200	245
American Municipal Power-Ohio, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	448
North East Regional Sewer District Improvement TRB, Build America Bonds,
6.04%, 11/15/40	145	158
Ohio State University TRB, Series A,
4.80%, 6/1/11(1)	200	207
Ohio State University TRB, Series C, Build America Bonds,
4.91%, 6/1/40	190	215
Ohio State Water Quality Development Authority Pollution Control TRB, Series B-2, Loan Fund,
4.88%, 12/1/34	90	100

		1,373

Oregon - 0.0%
Oregon State Department of Transportation Highway User TRB, Series A, Sub Lien, Build America Bonds,
5.83%, 11/15/34	200	250

Pennsylvania - 0.0%
State Public School Building Authority TRB, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	200	218

Tennessee - 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate TRB, Series B, Build America Bonds,
6.73%, 7/1/43	100	128

Texas - 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	206
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.),
6.45%, 2/15/35	200	233
Houston Taxable G.O. Limited Refunding Pension Obligation Bonds, Series A,
6.29%, 3/1/32	295	363
North Texas Tollway Authority TRB, Series B, Build America Bonds,
6.72%, 1/1/49	125	172
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	257
Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	250
Texas State Transportation Commission TRB, Series B, First Tier,
5.18%, 4/1/30	300	353
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	112
University of Texas Revenue Bonds, Series D, Build America Bonds,
5.13%, 8/15/42	190	224

		2,170

Utah - 0.0%
Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,
3.54%, 7/1/25	95	98

Washington - 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	95

NORTHERN FUNDS QUARTERLY REPORT    61    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 1.1% continued
Washington - 0.0% continued
Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,
6.79%, 7/1/40	$100	$119
Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.14%, 8/1/40	100	118

		332

Total Municipal Bonds (Cost $19,416)		23,304

	NUMBER OF SHARES	VALUE (000S)
OTHER - 0.0%(9)
Escrow Lehman Brothers Holdings Capital Trust VII(10) (11)	50,000	$—

Total Other (Cost $39)		—

INVESTMENT COMPANIES - 4.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(11) (12)	99,172,634	99,173

Total Investment Companies (Cost $99,173)		99,173

Total Investments - 103.4% (Cost $2,216,578)		2,300,686

Liabilities less Other Assets - (3.4)%		(75,716)

NET ASSETS - 100.0%		$2,224,970

(1)	Century bond maturing in 2111.
(2)	Century bond maturing in 2114.
(3)	Century bond maturing in 2112.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(5)	Restricted security that has been deemed illiquid. At June 30, 2014, the value of these restricted illiquid securities amounted to approximately $596,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Actavis Funding SCS,
2.45%, 6/15/19	6/10/14	$125

Nabors Industries, Inc.,
2.35%, 9/15/16	9/4/13	35

Seagate HDD Cayman,
4.75%, 6/1/23	3/13/14	423

(6)	Zero coupon bond reflects effective yield on the date of purchase.
(7)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(8)	When-Issued Security.
(9)	Security listed as “escrow” is considered to be worthless.
(10)	Level 3 asset that is worthless, bankrupt or has been delisted.
(11)	Issuer has defaulted on terms of debt obligation.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(13)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $81,754,000 with net purchases of approximately $17,419,000 during the three months ended June 30, 2014.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2014, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Agency	24.7%
U.S. Treasury	40.0
AAA	3.9
AA	4.8
A	11.3
BBB	11.0
Cash Equivalents	4.3

Total	100.0%

*

Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in

FIXED INCOME INDEX FUNDS    62    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$47,414	(1)	$—	$47,414
Corporate Bonds	—	436,361	(1)	—	436,361
Foreign Issuer Bonds	—	207,175	(1)	—	207,175
U.S. Government Agencies	—	736,547	(1)	—	736,547
U.S. Government Obligations	—	750,712	(1)	—	750,712
Municipal Bonds	—	23,304	(1)	—	23,304
Investment Companies	99,173	—		—	99,173

Total Investments	$99,173	$2,201,513		$—	$2,300,686

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,216,684

Gross tax appreciation of investments	$94,249
Gross tax depreciation of investments	(10,247)

Net tax appreciation of investments	$84,002

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CMBS - Commercial Mortgage-Backed Securities

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

NORTHERN FUNDS QUARTERLY REPORT    63    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 97.6%
U.S. Treasury Bonds - 11.8%
6.88%, 8/15/25	$100	$142
6.00%, 2/15/26	275	368
6.50%, 11/15/26	75	105
6.38%, 8/15/27	115	161
6.13%, 11/15/27	200	275
5.50%, 8/15/28	150	196
5.25%, 11/15/28	175	224
5.25%, 2/15/29	225	288
6.25%, 5/15/30	175	249
5.38%, 2/15/31	200	263
4.50%, 2/15/36	275	334
4.75%, 2/15/37	175	220
4.38%, 2/15/38	150	179
4.50%, 5/15/38	95	115
3.50%, 2/15/39	310	323
4.25%, 5/15/39	200	235
4.50%, 8/15/39	325	396
4.38%, 11/15/39	260	311
4.63%, 2/15/40	425	528
4.38%, 5/15/40	365	438
3.88%, 8/15/40	250	277
4.25%, 11/15/40	325	383
4.75%, 2/15/41	390	496
4.38%, 5/15/41	300	361
3.75%, 8/15/41	200	217
3.13%, 11/15/41	275	266
3.13%, 2/15/42	400	387
3.00%, 5/15/42	295	278
2.75%, 8/15/42	520	465
2.75%, 11/15/42	600	536
3.13%, 2/15/43	755	727
2.88%, 5/15/43	650	594
3.63%, 8/15/43	775	819
3.75%, 11/15/43	825	891
3.63%, 2/15/44	800	844
3.38%, 5/15/44	550	554

		13,445

U.S. Treasury Notes - 85.8%
0.25%, 7/15/15	750	751
0.25%, 7/31/15	1,000	1,001
1.75%, 7/31/15	550	560
0.25%, 8/15/15	750	751
4.25%, 8/15/15	1,000	1,046
0.38%, 8/31/15	1,000	1,003
1.25%, 8/31/15	1,000	1,013
0.25%, 9/30/15	750	751
1.25%, 9/30/15	1,075	1,089
0.25%, 10/31/15	1,000	1,001
0.38%, 11/15/15	1,150	1,153
0.25%, 11/30/15	1,000	1,000
0.25%, 12/15/15	500	500
0.25%, 12/31/15	750	750
2.13%, 12/31/15	750	771
0.38%, 1/15/16	550	551
0.38%, 1/31/16	700	701
0.38%, 2/15/16	750	751
0.25%, 2/29/16	1,000	999
2.13%, 2/29/16	500	515
0.38%, 3/15/16	1,000	1,001
0.38%, 3/31/16	600	600
2.25%, 3/31/16	950	981
0.25%, 4/15/16	1,300	1,297
0.25%, 5/15/16	1,700	1,695
0.38%, 5/31/16	850	849
1.75%, 5/31/16	1,150	1,179
0.50%, 6/15/16	500	501
0.50%, 6/30/16	500	500
0.63%, 7/15/16	1,000	1,003
1.50%, 7/31/16	650	664
0.63%, 8/15/16	1,000	1,002
4.88%, 8/15/16	400	437
1.00%, 8/31/16	250	253
3.00%, 8/31/16	300	316
0.88%, 9/15/16	500	504
1.00%, 9/30/16	825	833
3.00%, 9/30/16	700	738
0.63%, 10/15/16	750	751
1.00%, 10/31/16	250	252
3.13%, 10/31/16	700	741
0.63%, 11/15/16	500	500
0.88%, 11/30/16	600	604
2.75%, 11/30/16	900	946
0.63%, 12/15/16	500	500
0.88%, 12/31/16	600	603
3.25%, 12/31/16	500	532
0.75%, 1/15/17	700	701
0.88%, 1/31/17	250	251

NORTHERN FUNDS QUARTERLY REPORT    1    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 97.6% continued
U.S. Treasury Notes - 85.8% continued
3.13%, 1/31/17	$550	$584
0.63%, 2/15/17	500	499
4.63%, 2/15/17	500	551
0.88%, 2/28/17	750	753
3.00%, 2/28/17	250	265
0.75%, 3/15/17	400	400
3.25%, 3/31/17	1,000	1,068
0.88%, 4/30/17	1,000	1,002
3.13%, 4/30/17	500	532
0.88%, 5/15/17	750	751
0.63%, 5/31/17	750	745
2.75%, 5/31/17	950	1,002
0.88%, 6/15/17	500	500
0.75%, 6/30/17	500	498
2.50%, 6/30/17	950	995
0.50%, 7/31/17	1,500	1,480
2.38%, 7/31/17	500	522
0.63%, 8/31/17	1,500	1,484
1.88%, 8/31/17	1,000	1,028
0.63%, 9/30/17	1,350	1,333
1.88%, 9/30/17	1,250	1,284
0.75%, 10/31/17	1,000	990
1.88%, 10/31/17	1,500	1,542
0.63%, 11/30/17	1,150	1,132
0.75%, 12/31/17	1,000	987
0.88%, 1/31/18	1,000	990
3.50%, 2/15/18	650	704
0.75%, 2/28/18	500	492
0.75%, 3/31/18	500	491
2.88%, 3/31/18	750	796
0.63%, 4/30/18	250	244
2.63%, 4/30/18	650	684
3.88%, 5/15/18	200	220
4.00%, 8/15/18	500	554
1.50%, 8/31/18	1,100	1,106
1.38%, 9/30/18	750	749
1.25%, 10/31/18	750	744
3.75%, 11/15/18	300	330
1.25%, 11/30/18	750	743
1.38%, 11/30/18	250	249
1.50%, 12/31/18	750	750
1.50%, 1/31/19	750	750
2.75%, 2/15/19	650	686
1.38%, 2/28/19	500	496
1.13%, 5/31/19	400	391
0.88%, 7/31/19	500	481
1.00%, 8/31/19	475	459
1.00%, 9/30/19	525	506
1.25%, 10/31/19	250	244
3.38%, 11/15/19	650	706
1.00%, 11/30/19	350	336
1.13%, 12/31/19	450	435
1.38%, 1/31/20	500	489
3.63%, 2/15/20	1,000	1,100
1.25%, 2/29/20	350	339
1.13%, 3/31/20	500	481
1.13%, 4/30/20	500	480
3.50%, 5/15/20	750	820
1.38%, 5/31/20	500	486
1.88%, 6/30/20	350	350
2.00%, 7/31/20	700	704
2.00%, 9/30/20	400	401
1.75%, 10/31/20	600	592
2.63%, 11/15/20	1,125	1,169
2.00%, 11/30/20	500	500
2.38%, 12/31/20	750	766
2.13%, 1/31/21	950	955
3.63%, 2/15/21	500	550
2.00%, 2/28/21	525	523
2.25%, 3/31/21	250	253
2.25%, 4/30/21	200	202
3.13%, 5/15/21	725	774
2.00%, 5/31/21	700	695
2.13%, 6/30/21	500	500
2.13%, 8/15/21	1,000	999
2.00%, 11/15/21	925	913
2.00%, 2/15/22	675	665
1.75%, 5/15/22	575	553
1.63%, 8/15/22	600	570
1.63%, 11/15/22	900	851
2.00%, 2/15/23	675	655
1.75%, 5/15/23	1,225	1,160
2.50%, 8/15/23	1,300	1,308
2.75%, 11/15/23	1,250	1,281

FIXED INCOME INDEX FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 97.6% continued
U.S. Treasury Notes - 85.8% continued
2.75%, 2/15/24	$900	$920
2.50%, 5/15/24	550	549

		98,207

Total U.S. Government Obligations (Cost $110,512)		111,652

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 1.2%
Northern Institutional Funds - U.S. Government Portfolio, 0.01%(1) (2)	1,358,807	$1,359

Total Investment Companies (Cost $1,359)		1,359

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.4%
U.S. Treasury Bill,
0.09%, 4/2/15(3)	$500	$500

Total Short-Term Investments (Cost $500)		500

Total Investments - 99.2% (Cost $112,371)		113,511

Other Assets less Liabilities - 0.8%		919

NET ASSETS - 100.0%		$114,430

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $2,205,000 with net sales of approximately $846,000 during the three months ended June 30, 2014.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

The Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
5-Year U.S. Treasury Note	31	$3,703	Long	9/14	$(4)

At June 30, 2014, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	98.8%
Cash Equivalents	1.2

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations	$—	$111,652	(1)	$—	$111,652
Investment Companies	1,359	—		—	1,359
Short-Term Investments	—	500		—	500

Total Investments	$1,359	$112,152		$—	$113,511

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(4)	$—		$—	$(4)

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    3    FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued	JUNE 30, 2014 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal Tax Information:

Federal tax cost of investments	$112,450

Gross tax appreciation of investments	$1,593
Gross tax depreciation of investments	(532)

Net tax appreciation of investments	$1,061

FIXED INCOME INDEX FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6%
Arizona - 97.6%
Arizona Board of Regents University System Revenue Bonds, Series A,
5.00%, 6/1/21	$500	$578
Arizona State School Facilities Board COPS,
5.25%, 9/1/23	2,000	2,264
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/30	1,000	1,126
Arizona State University Research Infrastructure COPS (AMBAC Insured), Unrefunded Balance,
5.00%, 9/1/30	1,400	1,409
Arizona State University System Revenue Refunding Bonds (AMBAC Insured),
5.00%, 7/1/27	1,450	1,512
Bullhead City Municipal Property Corp. Excise TRB (NATL-RE Insured), Prerefunded,
5.00%, 7/1/15	1,000	1,048
Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (Assured Guaranty Insured),
5.00%, 7/1/22	1,345	1,533
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
5.50%, 7/1/28	1,000	1,153
Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured),
5.00%, 7/1/25	2,000	2,243
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds,
6.00%, 7/1/31	1,000	1,143
Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL-RE Insured),
5.00%, 7/1/22	1,000	1,116
Goodyear Water & Sewer Revenue Bonds, Sub Lien Obligations (AGM Insured),
5.25%, 7/1/31	1,000	1,100
Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail,
5.00%, 8/1/28	2,000	2,112
5.25%, 8/1/31	1,005	1,077
Marana Municipal Property Corp. Facilities Revenue Bonds, Series A,
5.25%, 7/1/23	1,970	2,250
Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
4.50%, 7/1/21	1,190	1,313
Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,
1.00%, 7/1/28	940	1,039
1.00%, 7/1/29	485	543
1.00%, 7/1/30	375	421
Maricopa County Elementary School District No. 8 Osborn G.O. Unlimited Bonds, Series B, School Improvement Project of 2006,
5.00%, 7/1/15	80	84
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured),
5.25%, 7/1/18	225	263
Maricopa County High School Improvement District No. 210 Phoenix G.O. Unlimited Bonds, Series C,
3.00%, 7/1/24	1,900	1,949
4.00%, 7/1/28	2,000	2,158
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series A, School Improvement Project 2013,
5.00%, 7/1/29	1,650	1,892
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006,
5.00%, 7/1/27	1,000	1,123
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,
4.50%, 7/1/27	1,700	1,908
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement,
5.00%, 7/1/23	175	199
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010,
4.00%, 7/1/22	1,040	1,153

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6% continued
Arizona - 97.6% continued
Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project 2010,
4.00%, 7/1/25	$1,125	$1,239
3.00%, 7/1/26	750	740
Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured),
5.00%, 7/1/27	500	545
Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),
5.00%, 7/1/23	1,000	1,191
Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (Assured Guaranty Insured),
5.50%, 7/1/21	1,000	1,182
5.00%, 7/1/23	1,000	1,152
Northern University Research Projects COPS (AMBAC Insured),
5.00%, 9/1/26	400	407
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B (AMT), Senior Lien,
5.25%, 7/1/16	1,000	1,095
Phoenix Civic Improvement Corp. Wastewater System Revenue Bonds, Junior Lien (NATL-RE Insured), Prerefunded,
5.00%, 7/1/14	1,010	1,010
Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien,
5.50%, 7/1/20	1,690	1,983
5.50%, 7/1/21	1,080	1,265
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/39	530	596
Pima County Sewer Revenue Bonds, Series B,
5.00%, 7/1/25	1,000	1,143
Pima County Sewer System Revenue Bonds,
5.00%, 7/1/25	1,000	1,179
Pima County Sewer System Revenue Bonds (AGM Insured),
5.00%, 7/1/23	1,350	1,552
Pima County Street & Highway Revenue Bonds,
4.00%, 7/1/22	1,970	2,142
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
5.00%, 7/1/24	1,005	1,164
Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 7/1/22	1,000	1,190
Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds,
5.00%, 1/1/24	1,835	2,054
Rio Nuevo Multi-Purpose Facilities District Excise TRB, Sub Lien (Assured Guaranty Insured),
5.25%, 7/15/16	1,000	1,094
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A,
5.00%, 1/1/37	1,000	1,049
5.00%, 1/1/39	1,225	1,365
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
3.25%, 7/1/26	1,000	1,024
5.00%, 7/1/30	2,675	3,239
Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured),
5.00%, 12/1/23	1,135	1,231
Tucson COPS (Assured Guaranty Insured),
5.00%, 7/1/26	1,000	1,089
5.00%, 7/1/29	1,000	1,076
Tucson G.O. Unlimited Bonds, Series A,
4.00%, 7/1/25	1,000	1,097
Tucson G.O. Unlimited Bonds, Series B,
5.00%, 7/1/24	1,000	1,204
Tucson Water System Revenue Bonds,
5.00%, 7/1/25	1,825	2,104
Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured),
5.00%, 7/1/25	1,590	1,772

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.6% continued
Arizona - 97.6% continued
Yuma County Library District G.O. Unlimited Bonds (XLCA Insured),
5.00%, 7/1/23	$1,000	$1,112
5.00%, 7/1/28	1,945	2,120

		79,114

Total Municipal Bonds (Cost $73,199)		79,114

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.7%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(1) (2)	539,300	539

Total Investment Companies (Cost $539)		539

Total Investments - 98.3% (Cost $73,738)		79,653

Other Assets less Liabilities - 1.7%		1,393

NET ASSETS - 100.0%		$81,046

(1)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $2,191,000 with net sales of approximately $1,652,000 during the three months ended June 30, 2014.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted notes/zero coupon bonds, for floating rate securities, the current reset rate or, for interest-only or principal only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	5.3%
AA	73.2
A	20.8
Cash and Equivalents	0.7

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	6.6%
General	24.5
General Obligation	6.9
School District	28.6
Water	15.2
All other sectors less than 5%	18.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	JUNE 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$79,114	(1)	$—	$79,114
Investment Companies	539	—		—	539

Total Investments	$539	$79,114		$—	$79,653

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$73,750

Gross tax appreciation of investments	$5,905
Gross tax depreciation of investments	(2)

Net tax appreciation of investments	$5,903

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corp.

TRB - Tax Revenue Bonds

XLCA - XL Capital Assurance

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%
California - 97.3%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,
4.00%, 12/1/24	$850	$938
Bay Area Government Association Infrastructure Finance Authority Revenue Bonds, State Payment Acceleration Notes (NATL Insured), Prerefunded,
5.00%, 8/1/14	2,630	2,641
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded,
5.00%, 8/1/27	1,500	1,506
California State Department of Water Resources Center Valley Project Revenue Bonds, Series AR,
4.00%, 12/1/34	3,000	3,122
California State Department of Water Resources Supply Revenue Bonds, Series L,
5.00%, 5/1/19	5,000	5,900
California State Department of Water System Resources Center Valley Project Revenue Bonds, Series AM,
5.00%, 12/1/25	1,465	1,774
California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/19	5,000	5,939
California State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/23	3,375	4,105
California State G.O. Unlimited Bonds,
5.25%, 11/1/40	8,500	9,538
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (FGIC Insured), Partially Prerefunded,
5.38%, 6/1/26	2,220	2,265
California State G.O. Unlimited Bonds, Unrefunded Balance (NATL Insured),
4.75%, 2/1/19	85	85
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	1,000	1,004
California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice,
5.25%, 11/1/16	1,000	1,004
California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects,
4.25%, 12/1/20	1,000	1,145
California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects,
6.38%, 11/1/34	2,500	2,993
California State Public Works Board Lease Revenue Refunding Bonds, Series A, Trustees California State University,
5.25%, 10/1/14	3,545	3,560
California State Public Works Board Lease Revenue Refunding Bonds, Series H, Department of Corrections & Rehabilitation,
5.00%, 6/1/19	2,000	2,086
California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured),
5.00%, 1/1/19	1,300	1,390
California State Scripps Health Facilities Financing Authority Revenue Bonds, Series A,
4.50%, 11/15/35	1,875	1,954
California State Sutter Health Facilities Financing Authority Revenue Bonds, Series A,
5.00%, 11/15/42	3,000	3,134
California State University Systemwide Revenue Bonds, Series A,
5.00%, 11/1/21	6,000	7,263
California State University Systemwide Revenue Bonds, Series C (NATL-RE Insured),
5.00%, 11/1/28	1,175	1,240
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 9/1/18	2,980	3,470
5.50%, 4/1/19	1,000	1,196
5.00%, 9/1/19	4,720	5,583
5.00%, 10/1/19	2,990	3,542
5.00%, 9/1/20	1,690	2,025
5.00%, 10/1/20	6,000	7,197
5.50%, 4/1/21	2,000	2,387
4.75%, 6/1/22	2,500	2,547
5.00%, 10/1/22	500	605
4.00%, 5/1/23	7,500	8,452
5.00%, 12/1/23	5,000	6,101

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3% continued
California - 97.3% continued
5.25%, 3/1/30	$1,500	$1,721
5.00%, 8/1/35	3,225	3,350
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	1,500	1,792
5.00%, 11/1/24	2,750	3,313
5.00%, 12/1/24	5,700	6,872
5.00%, 12/1/26	4,000	4,722
California Statewide Communities Development Authority PCR Refunding Bonds, Southern California Edison Co.,
1.90%, Mandatory Put 4/1/20	3,415	3,404
Carlsbad Unified School District G.O. Unlimited CABS,
3.79%, 5/1/19(1)	1,250	1,138
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008,
5.75%, 8/1/26	1,000	1,226
Chula Vista Industrial Development Revenue Refunding Bonds, Series A, San Diego Gas & Electric,
1.65%, 7/1/18	7,825	7,875
Contra Costa Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/21	1,250	1,521
Contra Costa Water District Revenue Refunding Bonds, Series T,
5.00%, 10/1/24	2,900	3,597
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured),
5.00%, 8/1/37	4,250	4,682
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/22	1,745	2,138
5.00%, 6/1/24	1,075	1,339
5.00%, 6/1/25	6,900	8,615
Eastern Municipal District Water & Sewer COPS, Series H,
5.00%, 7/1/33	2,000	2,235
El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,
1.88%, 8/1/19(1)	1,085	1,007
3.03%, 8/1/23(1)	9,940	7,604
El Dorado Irrigation District COPS, Series A (Assured Guaranty Insured),
4.00%, 8/1/18	1,915	2,123
El Dorado Irrigation District COPS, Series A (Assured Guaranty Insured), Prerefunded,
6.25%, 8/1/14	3,500	3,517
Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity,
3.25%, 1/1/20(1)	2,150	1,991
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	1,500	1,686
Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.00%, 8/1/20	1,075	1,269
Los Altos School District G.O. Unlimited Refunding Bonds, Unrefunded Balance (AMBAC Insured),
5.00%, 8/1/19	1,160	1,268
Los Angeles Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/21	1,890	2,299
Los Angeles Department of International Airports Revenue Bonds, Series D,
5.00%, 5/15/22	1,395	1,643
5.25%, 5/15/29	5,000	5,742
5.00%, 5/15/40	3,500	3,840
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1,
5.25%, 7/1/38	2,825	3,175
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	2,490	2,737
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series C (NATL-RE Insured), Prerefunded,
5.00%, 7/1/14	1,000	1,000
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 9/1/14	5,000	5,041
Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT),
5.00%, 8/1/19	1,500	1,747

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3%
California - 97.3% continued
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/23	$7,500	$9,105
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/23	5,000	6,070
5.00%, 7/1/24	4,000	4,882
Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured),
6.00%, 6/1/21	1,185	1,514
Los Angeles Wastewater System Revenue Refunding Bonds, Subseries C,
5.00%, 6/1/23	1,935	2,349
Marin County COPS,
3.00%, 8/1/21	1,595	1,682
4.00%, 8/1/23	1,140	1,239
Midpeninsula Regional Open Space District Revenue Bonds,
5.25%, 9/1/34	2,000	2,170
Modesto Irrigation District Electric Revenue Refunding Bonds, Series A,
4.00%, 7/1/19	1,230	1,392
Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),
5.00%, 9/1/20	1,000	1,176
5.00%, 9/1/22	1,445	1,712
Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured),
5.25%, 11/1/18	1,000	1,066
Mojave Water Agency COPS, Series A,
5.00%, 6/1/23	665	757
Northern California Power Agency Revenue Bonds, Series A,
5.00%, 7/1/18	1,500	1,739
Oceanside Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26(2)	1,750	2,063
Orange County Transportation Authority Toll Road Revenue Refunding Bonds, Senior Lien, 91 Express Lanes,
5.00%, 8/15/20	1,000	1,178
Pasadena Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), Prerefunded,
5.00%, 11/1/15	2,500	2,710
5.00%, 11/1/15	2,275	2,466
Pomona Valley Educational School District Joint Powers Authority Lease Revenue Refunding Bonds (BAM Insured),
5.00%, 8/1/20	1,000	1,157
5.00%, 8/1/21	1,010	1,169
Poway Unified School District No. 07-1 Improvement G.O. Unlimited Bonds, Series A, Election of 2008,
3.81%, 8/1/20(1)	3,280	2,862
Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured),
5.00%, 7/1/28	150	169
5.00%, 7/1/29	1,000	1,130
Riverside County Asset Leasing Corp. Revenue Bonds, Series A, Pub Defender & Probation Building,
5.25%, 11/1/24	800	956
Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),
5.25%, 6/1/24	615	722
Ross Elementary School District G.O. Unlimited Bonds, Election of 2006 (NATL-RE Insured),
5.25%, 8/1/27	455	462
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,500	1,659
Sacramento County Sanitation Districts Financing Authority Revenue Bonds, Series A,
5.00%, 12/1/29(2)	2,000	2,339
5.00%, 12/1/44(2)	2,500	2,799
Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured),
5.00%, 8/15/19	1,000	1,159
5.00%, 8/15/25	2,000	2,284
Sacramento Municipal Utility District Revenue Refunding Bonds, Series X,
5.00%, 8/15/20	1,950	2,337
San Diego County Regional Airport Authority Revenue Bonds, Senior Series B (AMT),
5.00%, 7/1/22	550	645

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3% continued
California - 97.3% continued
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project,
4.00%, 3/1/19	$1,150	$1,274
4.25%, 3/1/20	1,130	1,266
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
4.00%, 5/15/20	1,495	1,665
San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B,
5.00%, 5/15/20	5,000	5,917
San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex,
4.00%, 2/1/19	3,615	4,024
San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),
5.50%, 7/1/27	1,500	1,884
San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012,
4.00%, 8/1/38	1,000	1,021
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1,
5.00%, 4/1/34	2,000	2,244
5.13%, 4/1/39	1,000	1,123
San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (AGM Insured),
4.00%, 5/1/18	1,875	2,100
San Francisco City & County G.O. Unlimited Refunding Bonds, Series R1,
5.00%, 6/15/20	3,000	3,608
San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/24	1,095	1,260
San Francisco City & County Public Utilities Commission Water Revenue Bonds,
4.00%, 11/1/39	3,000	3,028
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, WSIP,
5.00%, 11/1/20	2,000	2,412
San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006,
5.00%, 6/15/22	2,615	3,119
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.75%, 3/1/28	2,000	2,413
San Joaquin County Transportation Authority Measure K Revenue Bonds,
5.00%, 3/1/25(2)	620	750
San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	1,000	1,183
San Mateo County Transit District Tax Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	3,785	3,921
San Mateo Sewer Revenue Bonds, Series A,
5.00%, 8/1/23(2)	1,140	1,409
San Mateo Union High School District G.O. Unlimited Capital Appreciation BANS, Escrowed to Maturity,
1.30%, 2/15/15(1)	1,000	999
San Ramon Valley Unified School District G.O. Unlimited Refunding Bonds,
4.00%, 8/1/20	1,000	1,146
Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.50%, 8/1/30	2,000	2,288
Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010,
4.50%, 7/1/32	2,000	2,141
Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004,
5.00%, 7/1/29	1,500	1,673
5.00%, 7/1/30	4,040	4,486
5.00%, 7/1/34	1,000	1,096
Santa Clara Valley Water District Refunding & Improvement COPS, Series A,
4.00%, 2/1/21	1,500	1,721
Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured),
5.25%, 9/1/27	1,255	1,389

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 97.3% continued
California - 97.3% continued
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	$2,000	$2,371
South Orange County Public Financing Authority Special Tax Refunding Bonds, Series A, Foothill Area (NATL Insured),
5.25%, 8/15/14	1,295	1,303
5.25%, 8/15/18	2,500	2,515
Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project 1,
5.00%, 7/1/24	1,240	1,451
Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project 1,
5.00%, 7/1/30	2,500	2,867
Southern California State Public Power Authority Subordinate Revenue Refunding CABS, Southern Transmission Project,
3.77%, 7/1/14(1)	1,000	1,000
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,125	2,418
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002,
5.50%, 8/1/33	1,000	1,151
Ventura County Community College District G.O. Unlimited CABS, Series C, Election of 2002,
4.25%, 8/1/17(1)	1,615	1,544
4.28%, 8/1/18(1)	1,635	1,527
Ventura County Public Financing Authority Lease Revenue Bonds, Series B,
5.00%, 11/1/21	375	446
5.00%, 11/1/22	375	447
5.00%, 11/1/23	500	596
5.00%, 11/1/24	1,060	1,256
West Valley-Mission Community College District G.O. Unlimited CABS, Series B,
3.43%, 8/1/16(1)	1,115	1,102
Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	1,645	1,782

		368,375

Total Municipal Bonds (Cost $348,041)		368,375

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 5.3%
Northern Funds - California Municipal Money Market Fund, 0.01%(3) (4)	20,263,315	$20,263
Total Investment Companies (Cost $20,263)		20,263

Total Investments - 102.6% (Cost $368,304)		388,638

Liabilities less Other Assets - (2.6)%		(9,940)

NET ASSETS - 100.0%		$378,698

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.
(4)	At March 31, 2014, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $16,474,000 with net purchases of $3,789,000 during the three months ended June 30, 2014.

Percentages shown are based on Net Assets.

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2014 (UNAUDITED)

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	0.5%
AA	64.4
A	29.6
SP1+	0.3
Cash and Equivalents	5.2

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	5.2%
General	6.4
General Obligation	28.1
Higher Education	5.7
Power	5.4
School District	16.6
Water	13.0
All other sectors less than 5%	19.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$368,375	(1)	$—	$368,375
Investment Companies	20,263	—		—	20,263

Total Investments	$20,263	$368,375		$—	$388,638

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$368,339

Gross tax appreciation of investments	$20,495
Gross tax depreciation of investments	(196)

Net tax appreciation of investments	$20,299

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

FGIC - Financial Guaranty Insurance Corporation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

TRB - Tax Revenue Bonds

WSIP - Water System Improvement Program

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9%
California - 93.9%
Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (Assured Guaranty Insured),
5.50%, 8/1/33	$1,000	$1,118
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	3,595	4,055
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded,
5.00%, 8/1/27	1,500	1,506
California State Department of Water Resources Center Valley Project Revenue Bonds, Series AR,
4.00%, 12/1/34	1,795	1,868
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	5,000	5,990
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute,
5.75%, 7/1/30	250	251
California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9,
6.00%, 4/1/25	1,400	1,654
California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured),
5.63%, 3/1/16	920	924
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/20	5,000	5,998
4.00%, 5/1/23	3,710	4,181
5.25%, 3/1/30	3,500	4,016
5.00%, 8/1/35	1,000	1,039
5.50%, 3/1/40	2,865	3,294
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 11/1/24	500	602
Calleguas Municipal Water District Revenue Refunding Bonds, Series A,
4.00%, 7/1/37	2,000	2,015
Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008,
5.75%, 8/1/29	570	687
6.00%, 8/1/36	1,000	1,208
Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election of 2004 (AMBAC Insured),
5.00%, 8/1/30	850	923
Contra Costa Water District Revenue Refunding Bonds, Series T,
5.00%, 10/1/24	500	620
Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured),
5.50%, 8/1/39	500	578
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured),
5.00%, 8/1/37	705	777
East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B,
5.00%, 6/1/25	1,500	1,873
El Dorado Irrigation District COPS, Series A (Assured Guaranty Insured), Prerefunded,
6.25%, 8/1/14	1,500	1,507
Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008,
5.38%, 8/1/44	3,500	3,934
Los Angeles County Regional Financing Authority Insured Revenue Bonds, Series A, Montecedro, Inc. Project (California Mortgage Insured),
5.00%, 11/15/44	1,000	1,071
Los Angeles Department of International Airports Revenue Bonds, Senior Series D,
5.00%, 5/15/40	1,500	1,645
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	1,000	1,099
Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity,
7.60%, 10/1/18	20	23
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/23	1,720	2,088
5.00%, 7/1/24	1,000	1,221
Marin County COPS,
4.25%, 8/1/34	1,575	1,632

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
California - 93.9% continued
Midpeninsula Regional Open Space District Revenue Bonds,
5.25%, 9/1/34	$600	$651
5.50%, 9/1/41	2,500	2,730
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	1,500	1,728
6.00%, 10/1/39	2,000	2,291
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
3.42%, 8/1/33(1)	10,000	4,515
Oceanside Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/27(2)	1,105	1,287
Oxnard Union High School District G.O. Unlimited Bonds, Series C, Election of 2004,
4.13%, 8/1/30	500	527
Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (Assured Guaranty Insured),
1.73%, 8/1/38(1)	5,000	4,524
Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009,
5.50%, 8/1/30	1,605	1,856
Ross Elementary School District G.O. Unlimited Bonds, Election of 2006 (NATL-RE Insured),
5.25%, 8/1/27	850	862
Sacramento County Sanitation Districts Financing Authority Revenue Bonds, Series A,
5.00%, 12/1/44(2)	2,500	2,799
Sacramento Municipal Utility District Revenue Bonds, Series A,
5.00%, 8/15/37	55	61
San Diego County Water Authority COPS, Series 2008 A (AGM Insured),
5.00%, 5/1/38	2,000	2,217
San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A,
5.00%, 5/15/28	1,500	1,721
San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012,
4.00%, 8/1/38	950	970
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1,
5.00%, 4/1/34	3,650	4,095
5.13%, 4/1/39	1,500	1,685
San Francisco City & County Public Utilities Commission Water Revenue Bonds,
4.00%, 11/1/39	2,000	2,019
San Joaquin County Transportation Authority Measure K Limited TRB, Series A,
5.25%, 3/1/31	2,075	2,377
San Mateo County Transit District Tax Revenue Refunding Bonds, Series A (NATL-RE Insured),
4.75%, 6/1/28	1,000	1,036
Santa Clara Electric Revenue Refunding Bonds, Series A,
6.00%, 7/1/31	1,195	1,407
Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL Insured),
5.25%, 9/1/16	25	26
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	2,025	2,400
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	2,520	2,999
Torrance Hospital Revenue Bonds, Series A, Torrance Memorial Medical Center,
6.00%, 6/1/22	500	502
Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008,
5.25%, 8/1/27	2,500	2,844
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002,
5.50%, 8/1/33	4,065	4,681

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 93.9% continued
California - 93.9% continued
Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (Assured Guaranty Insured),
5.13%, 9/1/29	$2,000	$2,166

		116,373

Total Municipal Bonds (Cost $103,947)		116,373

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 6.3%
Northern Funds - California Municipal Money Market Fund, 0.01%(3) (4)	7,817,443	$7,817

Total Investment Companies (Cost $7,817)		7,817

Total Investments - 100.2% (Cost $111,764)		124,190

Liabilities less Other Assets - (0.2)%		(293)

NET ASSETS - 100.0%		$123,897

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2014, the value of the Fund’s investment in the California Municipal Money Market Fund of the Northern Funds was approximately $10,143,000 with net sales of approximately $2,326,000 during the three months ended June 30, 2014.
(4)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.

Percentages shown are based on Net Assets.

The interest rates reflected in the Schedule of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	56.0%
A	37.7
Cash and Equivalents	6.3

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	10.3%
General Obligation	31.7
Investment Companies	6.3
School District	19.5
Water	13.7
All other sectors less than 5%	18.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued	JUNE 30, 2014 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$116,373	(1)	$—	$116,373
Investment Companies	7,817	—		—	7,817

Total Investments	$7,817	$116,373		$—	$124,190

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$111,764

Gross tax appreciation of investments	$12,478
Gross tax depreciation of investments	(52)

Net tax appreciation of investments	$12,426

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

G.O. - General Obligation

NATL-RE - National Public Finance Guarantee Corporation

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.0%
Alabama - 2.3%
Alabama State Port Authority Docks Facilities Revenue Bonds,
6.00%, 10/1/40	$5,000	$5,686

Arizona - 3.0%
Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service Co. of New Mexico, Palo Verde Project,
6.25%, 1/1/38	4,000	4,402
Pima County IDA Revenue Bonds, Tucson Electric Power Co.,
5.75%, 9/1/29	3,000	3,047

		7,449

California - 9.6%
California State Municipal Finance Authority COPS Revenue Bonds, Community Hospitals of Central California,
5.50%, 2/1/39	4,000	4,174
California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne,
6.13%, 6/1/30	2,000	2,328
6.25%, 6/1/40	1,000	1,142
California Statewide Communities Development Authority Revenue Bonds, California Baptist University,
7.25%, 11/1/31	2,000	2,372
California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University,
5.50%, 11/1/38	2,000	2,004
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1,
5.13%, 6/1/47	2,000	1,455
5.75%, 6/1/47	2,000	1,585
San Francisco City & County Airports Commission Revenue Bonds, Series E,
6.00%, 5/1/39	5,000	5,722
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A1,
5.00%, 6/1/37	4,000	3,261

		24,043

Colorado - 3.9%
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/36	4,000	4,346
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A,
5.40%, 12/15/31	2,000	2,068
Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners,
6.00%, 1/15/41	3,000	3,317

		9,731

Connecticut - 1.1%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University,
5.13%, 7/1/26	1,250	1,373
5.38%, 7/1/31	1,250	1,381

		2,754

Delaware - 0.9%
Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power,
5.40%, 2/1/31	2,000	2,184

District of Columbia - 3.7%
District of Columbia Revenue Bonds, Cesar Chavez Charter Schools,
7.88%, 11/15/40	5,265	6,125
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Project,
5.00%, 10/1/53	3,000	3,093

		9,218

Florida - 4.6%
Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project,
7.50%, 11/1/20	5,430	5,588
Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,
5.35%, 7/1/29	3,775	4,139
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institute,
6.00%, 9/1/17	1,555	1,678

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.0% continued
Florida - 4.6% continued
Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,
5.50%, 11/1/10(1) (2)	$155	$—

		11,405

Georgia - 2.3%
Atlanta Water & Wastewater Revenue Bonds, Series A,
6.25%, 11/1/39	5,000	5,835

Illinois - 5.0%
Illinois State Finance Authority Revenue Bonds, Series A, Provena Health,
7.75%, 8/15/34	3,500	4,272
Illinois State Finance Authority Revenue Bonds, Series A, Three Crowns Park Plaza,
5.88%, 2/15/38	2,500	2,509
Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers,
6.88%, 8/15/38	1,000	1,108
7.00%, 8/15/44	1,000	1,111
Railsplitter Tobacco Settlement Authority Revenue Bonds,
5.50%, 6/1/23	1,000	1,174
6.00%, 6/1/28	2,000	2,322

		12,496

Indiana - 5.7%
Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project,
6.50%, 9/15/30	3,000	3,389
6.38%, 9/15/41	2,000	2,183
Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Project,
6.00%, 8/1/39	2,000	2,219
Indiana State Municipal Power Agency Revenue Bonds, Series B,
6.00%, 1/1/39	2,000	2,256
North Manchester Economic Development Revenue Refunding Bonds, Series A, Peabody Retirement Community Project,
5.13%, 12/1/45	389	276
North Manchester Economic Development Revenue Refunding Bonds, Subseries B, Peabody Retirement Community Project,
1.00%, 12/1/45	335	6
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37(3) (4)	1,000	990
8.00%, 9/1/41	2,500	2,867

		14,186

Kentucky - 1.1%
Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,
5.75%, 7/1/49	2,500	2,794

Louisiana - 5.9%
Louisiana State Gas & Fuels TRB, Series B, Second Lien,
5.00%, 5/1/39	5,000	5,450
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp.,
6.50%, 8/1/29	2,000	2,297
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation,
5.88%, 10/1/40	3,000	3,409
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp.,
6.50%, 11/1/35	2,000	2,301
Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project,
6.75%, 5/1/41	1,250	1,394

		14,851

Maine - 1.8%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center,
7.50%, 7/1/32	2,000	2,336
6.75%, 7/1/41	2,000	2,178

		4,514

Maryland - 3.4%
Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project,
6.10%, 7/1/40	4,335	4,622

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.0% continued
Maryland - 3.4% continued
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,
6.25%, 1/1/31	$1,500	$1,681
6.13%, 1/1/36	2,000	2,186

		8,489

Massachusetts - 2.4%
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A,
5.00%, 7/1/28	5,000	6,059

Michigan - 1.0%
Royal Oak Hospital Finance Authority Revenue Bonds, William Beaumont Hospital, Prerefunded,
8.25%, 9/1/18	2,000	2,595

Minnesota - 1.3%
Rochester Health Care & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany,
7.38%, 12/1/41	3,000	3,325

Mississippi - 1.1%
Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co.,
5.80%, 5/1/34	2,530	2,822

Missouri - 3.1%
Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital,
6.45%, 9/1/29	2,530	2,735
6.75%, 9/1/34	1,750	1,900
St. Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors,
6.38%, 12/1/41	3,005	3,053

		7,688

New Jersey - 4.5%
New Jersey State Economic Development Authority Special Facility Revenue Bonds, Series B (AMT), Continental Airlines, Inc. Project,
5.63%, 11/15/30	2,000	2,133
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project,
5.38%, 1/1/43	2,500	2,666
New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group,
5.88%, 6/1/42	3,000	3,275
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Healthcare System,
6.63%, 7/1/38	3,000	3,259

		11,333

New York - 0.9%
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 3/1/37	2,000	2,194
New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project,
6.13%, 2/15/19(1) (5)	2,200	—

		2,194

North Carolina - 3.1%
North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project,
5.00%, 10/1/38	5,000	5,502
North Carolina State Medical Care Commission Health Care Facilities First Mortgage Revenue Bonds, Series A, Deerfield Community,
6.13%, 11/1/38	2,000	2,191

		7,693

Ohio - 6.9%
Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes,
7.00%, 11/1/45	5,000	5,415
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 12/1/21	5,690	6,908
Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project,
6.45%, 12/15/21	4,000	5,002

		17,325

Pennsylvania - 4.2%
Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project,
5.60%, 7/1/23	2,000	2,047

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.0% continued
Pennsylvania - 4.2% continued
Butler County Hospital Authority Revenue Bonds, Butler Health System Project,
7.13%, 7/1/29	$3,000	$3,585
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation,
6.00%, 7/1/43	2,500	2,627
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University,
6.25%, 10/1/43	2,000	2,262

		10,521

Rhode Island - 1.2%
Tobacco Settlement Financing Corp. Asset Backed Revenue Bonds, Series A,
6.25%, 6/1/42	3,000	3,001

Texas - 11.9%
Arlington Higher Education Finance Corp. Revenue Bonds, Series A, Lifeschool Dallas, (PSF-Gtd.),
5.00%, 8/15/39	2,000	2,248
Dallas County Flood Control District G.O. Unlimited Refunding Bonds,
7.25%, 4/1/32	1,000	1,002
HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willow Bend Project,
5.75%, 11/1/36	3,000	3,043
San Antonio Electric & Gas Revenue Bonds, Junior Lien,
5.00%, 2/1/43	3,000	3,289
Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc.,
6.20%, 2/15/40	3,500	3,923
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure,
7.00%, 6/30/40	3,000	3,560
Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility,
6.88%, 12/31/39	2,500	2,929
Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project,
7.00%, 11/1/30	1,000	1,134
7.13%, 11/1/40	2,000	2,244
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.25%, 7/1/28	5,000	6,337

		29,709

Washington - 2.1%
Energy Northwest Electric Revenue Refunding Bonds, Series A, Columbia Generating Station,
5.00%, 7/1/40	650	730
Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services,
7.00%, 7/1/39	4,000	4,541

		5,271

Total Municipal Bonds (Cost $222,779)		245,171

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.6%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(6) (7)	1,412,272	$1,412

Total Investment Companies (Cost $1,412)		1,412

Total Investments - 98.6% (Cost $224,191)		246,583

Other Assets less Liabilities - 1.4%		3,447

NET ASSETS - 100.0%		$250,030

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Restricted security that has been deemed illiquid. At June 30, 2014, the value of this restricted illiquid security amounted to approximately $990,000 or 0.4% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc.,
5.70%, 9/1/37	7/25/08	$861

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Funds.
(5)	Issuer has defaulted on terms of debt obligation and is currently in bankruptcy proceedings.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(7)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $5,570,000 with net sales of approximately $4,158,000 during the three months ended June 30, 2014.

Percentages shown are based on Net Assets.

The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	6.3%
AA	10.5
A	9.6
BBB	45.4
BB	12.6
B	2.1
Not rated	12.9
Cash and Equivalents	0.6

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	7.6%
Development	14.6
Education	6.6
General	8.3
Higher Education	12.7
Medical	16.9
Nursing Homes	7.2
Tobacco	5.2
Transportation	7.4
Water	5.2
All other sectors less than 5%	8.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$245,171	(1)	$—	$245,171
Investment Companies	1,412	—		—	1,412

Total Investments	$1,412	$245,171		$—	$246,583

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$224,191

Gross tax appreciation of investments	$25,044
Gross tax depreciation of investments	(2,652)

Net tax appreciation of investments	$22,392

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	JUNE 30, 2014 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economic Development Authority

G.O. - General Obligation

Gtd. - Guaranteed

HFDC - Health Facilities Development Corp.

IDA - Industrial Development Authority

PFA - Public Finance Authority

PSF - Permanent School Fund

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.2%
Alabama - 0.7%
Alabama State Public School & College Authority Revenue Bonds, Series C,
5.00%, 9/1/20	$7,570	$9,033
University of Alabama General Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	5,875	7,103

		16,136

Alaska - 0.1%
Anchorage Water Revenue Refunding Bonds (NATL-RE Insured),
5.00%, 5/1/37	1,700	1,845

Arizona - 4.0%
Arizona State School Facilities Board COPS,
5.25%, 9/1/23	10,000	11,322
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/15	5,000	5,244
5.25%, 7/1/20	10,000	11,780
Arizona State Water Infrastructure Finance Authority Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	6,750	8,213
Chandler Excise TRB,
5.00%, 7/1/27	5,000	5,969
Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Refunding Bonds,
5.00%, 7/1/21	5,000	6,019
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008,
5.00%, 7/1/22	4,150	4,879
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT),
5.00%, 7/1/20	1,500	1,754
Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien,
5.00%, 7/1/22	3,000	3,484
Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured),
5.00%, 7/1/41	5,000	5,179
Phoenix G.O. Unlimited Refunding Bonds,
4.00%, 7/1/22	5,000	5,679
Salt River Project Agriculture Improvement and Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 12/1/23	10,000	11,962
Scottsdale G.O. Limited Refunding Bonds,
5.00%, 7/1/22	3,000	3,665
Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds,
5.25%, 7/1/24	5,990	6,930
Tucson G.O. Unlimited Bonds, Series B,
5.00%, 7/1/24	4,000	4,817

		96,896

Arkansas - 0.3%
Arkansas State Federal Highway Grant Anticipation G.O. Unlimited Bonds,
4.00%, 10/1/15	6,120	6,414

California - 5.1%
Cabrillo Community College District Capital Appreciation G.O. Unlimited Bonds, Series B, Election 2004 (NATL-RE Insured),
2.86%, 8/1/39(1)	11,755	3,338
Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL-RE Insured), Partially Prerefunded,
5.00%, 8/1/27	5,000	5,020
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance (AMBAC Insured),
5.00%, 10/1/18	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/20	1,000	1,198
5.25%, 9/1/25	5,000	5,981
6.25%, 11/1/34	5,000	6,099
California State Health Facilities Financing Authority Revenue Bonds, Series A, St. Joseph Health System,
5.00%, 7/1/28	5,000	5,649
California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Infrastructure State Revolving Fund,
5.00%, 10/1/32	1,000	1,153
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.2% continued
California - 5.1% continued
California State Various Purpose G.O. Unlimited Refunding Bonds,
5.00%, 4/1/22	$3,700	$4,454
5.00%, 12/1/24	5,000	6,028
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006,
2.59%, 8/1/35(1)	11,850	7,635
Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AGM-CR AMBAC Insured),
2.83%, 8/1/40(1)	10,000	2,698
2.77%, 8/1/41(1)	6,775	1,737
Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	435	517
Cupertino Union School District G.O. Unlimited Bonds, Series B, Election of 2012,
4.00%, 8/1/38	1,000	1,012
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (AGM Insured),
2.57%, 8/1/46(1)	12,000	2,110
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,040
Los Angeles Department of Airports Revenue Bonds, Series A,
5.25%, 5/15/22	5,000	5,964
Los Angeles Department of Water & Power System Revenue Bonds, Series B,
5.00%, 7/1/29	1,500	1,753
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	3,000	3,298
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 9/1/14	6,205	6,256
Los Angeles G.O. Unlimited Refunding Bonds, Series B,
5.00%, 9/1/20	55	66
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/23	2,000	2,428
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	5,000	5,517
Orange County Sanitation District COPS, Series A,
2.00%, 10/16/14	2,250	2,262
San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1,
5.13%, 4/1/39	7,390	8,301
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	2,500	2,846
Sequoia Union High School District G.O. Unlimited Refunding Bonds (AGM Insured), Prerefunded,
5.00%, 7/1/14	1,100	1,122
Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project,
6.00%, 7/1/27	5,000	5,950
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,822
University of California General Revenue Bonds, Series U,
5.00%, 5/15/22	5,000	5,936
University of California Limited Project General Revenue Bonds, Series D (NATL Insured),
5.00%, 5/15/37	1,860	2,005
University of California Revenue Bonds, Series AM,
5.00%, 5/15/44	10,000	11,199

		123,549

Colorado - 0.9%
Denver City & County Airport System Revenue Bonds, Subseries B,
5.25%, 11/15/28	1,500	1,712
5.25%, 11/15/29	1,740	1,973
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
6.00%, 9/1/23	6,550	7,932
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),
5.50%, 12/1/22	5,000	6,245

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.2% continued
Colorado - 0.9% continued
Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A,
5.00%, 4/1/21	$2,500	$3,014
Regional Transportation District COPS, Series A,
5.00%, 6/1/24(2)	1,500	1,732

		22,608

Connecticut - 2.9%
Connecticut State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/24	6,500	7,879
5.00%, 3/1/25	5,500	6,603
5.00%, 3/1/26	2,500	2,974
Connecticut State G.O. Unlimited Bonds, Series B,
5.00%, 5/15/22	2,000	2,357
5.00%, 4/15/23	5,500	6,539
Connecticut State G.O. Unlimited Bonds, Series C,
5.00%, 7/15/24	5,090	6,092
Connecticut State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/21	7,500	8,962
5.00%, 6/15/23	6,620	7,994
5.00%, 12/15/23	3,415	4,141
Connecticut State G.O. Unlimited Bonds, Series D,
5.00%, 11/1/23	5,000	5,869
Connecticut State GAAP Conversion G.O. Unlimited Bonds, Series A,
5.00%, 10/15/20	6,000	7,165
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B,
3.00%, 12/1/22	2,725	2,855

		69,430

Delaware - 0.9%
Delaware State G.O. Unlimited Bonds,
5.00%, 7/1/23	5,530	6,600
Delaware State Transportation Authority System Senior Revenue Bonds,
5.00%, 7/1/15	3,195	3,352
5.00%, 7/1/21	10,000	12,097

		22,049

District of Columbia - 1.1%
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
5.25%, 10/1/29	1,000	1,136
6.00%, 10/1/35	5,000	5,735
5.50%, 10/1/39	10,500	11,815
Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),
5.00%, 10/1/20	3,000	3,522
5.00%, 10/1/26	1,500	1,696
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	3,000	3,397

		27,301

Florida - 4.9%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/28	6,185	7,050
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,000	1,128
5.00%, 9/1/25	1,000	1,117
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,794
Davie Educational Facilities Revenue Bonds, Series B, Nova South Eastern University Project,
5.00%, 4/1/29	1,085	1,164
Florida State Board of Governors University Dormitory Revenue Refunding Bonds, Series A,
5.00%, 5/1/23	2,945	3,551
5.00%, 5/1/24	2,645	3,211
5.00%, 5/1/25	2,735	3,277
Florida State Board of Public Education G.O. Unlimited Bonds, Series A, Capital Outlay,
5.25%, 6/1/28	11,135	12,769
Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C, Capital Outlay,
5.00%, 6/1/22	10,000	12,128
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	12,475	13,885

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.2% continued
Florida - 4.9% continued
Florida State Housing Finance Corp. Revenue Bonds, Series B, Housing Ridge Club Apartments,
0.40%, 12/1/15	$1,000	$1,001
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/15	1,000	1,048
Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund,
5.38%, 10/1/29	3,395	3,862
Florida State Turnpike Authority Revenue Bonds, Series B,
5.00%, 7/1/22	3,000	3,617
Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured),
5.00%, 10/1/16	400	440
Hillsborough County Aviation Authority Revenue Refunding Bonds, Series A (AMT), Tampa International Airport (NATL-RE Insured),
5.00%, 10/1/23	4,245	4,572
JEA Electric System Revenue Bonds, Subseries D,
4.00%, 10/1/25	1,000	1,042
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series B (NATL Insured), Prerefunded,
5.25%, 7/1/14	2,525	2,525
Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),
5.25%, 10/1/20	3,000	3,581
5.25%, 10/1/22	2,500	3,024
Palm Beach County School District Board COPS, Series B,
5.00%, 8/1/23	3,000	3,558
5.00%, 8/1/25	3,235	3,842
Reedy Creek Improvement District G.O. Limited Bonds, Series A,
5.25%, 6/1/29	5,000	5,760
5.25%, 6/1/30	5,000	5,744
South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group,
5.00%, 8/15/42	9,630	9,993
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	3,920	4,030

		119,713

Georgia - 2.4%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds,
5.50%, 1/1/38	10,000	11,325
Burke County Development Authority Revenue Bonds, Georgia Power Co. Plant Vogle Project,
1.80%, Mandatory Put 4/3/18	1,150	1,158
Georgia State G.O. Unlimited Bonds, Series G,
3.40%, 12/1/15	13,205	13,806
Georgia State G.O. Unlimited Refunding Bonds, Series E-2,
4.50%, 9/1/15	5,000	5,254
5.00%, 9/1/21	5,000	6,079
Georgia State G.O. Unlimited Refunding Bonds, Series I,
5.00%, 7/1/20	5,000	6,004
5.00%, 7/1/21	1,100	1,335
Georgia State G.O. Unlimited Refunding Bonds, Series J-2,
4.50%, 11/1/22	5,870	6,863
Gwinnett County School District G.O. Unlimited Bonds,,
5.00%, 2/1/27	5,000	5,946

		57,770

Hawaii - 0.7%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	1,000	1,134
Hawaii State Department of Transportation Airports Division Lease Revenue COPS (AMT),
5.25%, 8/1/25	2,500	2,785
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,500	6,633
Hawaii State G.O. Unlimited Refunding Bonds, Series EL,
5.00%, 8/1/23	3,530	4,301

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.2% continued
Hawaii - 0.7% continued
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL-RE Insured),
5.00%, 7/1/36	$3,000	$3,180

		18,033

Illinois - 3.3%
Chicago II Transit Authority Sales Tax Receipts Revenue Bonds,
5.00%, 12/1/44(2)	2,500	2,700
Chicago II Transit Authority Sales Tax Receipts Revenue Bonds (AGM Insured),
5.00%, 12/1/44(2)	2,500	2,713
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured),
5.00%, 1/1/31	440	441
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,761
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien,
5.50%, 1/1/29	3,500	3,932
5.50%, 1/1/30	2,025	2,267
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facilities Charge,
5.00%, 1/1/26	2,500	2,742
Cook County Sales TRB,
5.00%, 11/15/31	2,485	2,699
Illinois State Build Sales TRB,
5.00%, 6/15/19	5,000	5,857
Illinois State Educational Facilities Authority Adjustable Medium Term Revenue Bonds, Field Museum,
4.60%, Mandatory Put 11/1/15	4,250	4,452
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.25%, 3/1/40	2,500	2,684
Illinois State Municipal Electric Agency Power Supply Revenue Bonds (NATL Insured),
5.00%, 2/1/25	2,000	2,112
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-RE-IBC FGIC Insured),
5.25%, 2/1/27	1,830	2,016
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 7/1/15	5,000	5,243
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B,
5.00%, 6/15/19	2,540	2,653
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Prerefunded,
5.13%, 11/1/15	805	857
Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds, Unrefunded Balance (AGM Insured),
5.13%, 11/1/24	195	207
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series A, McCormick Place Expansion (NATL Insured),
5.50%, 6/15/29	2,000	2,342
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue Refunding Bonds, Series B, McCormick Place Project (AGM Insured),
5.00%, 6/15/50	5,000	5,207
Metropolitan Pier & Exposition Authority II Dedicated State Capital Appreciation McCormick TRB, Series A (NATL-RE Insured),
3.04%, 12/15/33(1)	9,360	3,747
3.00%, 6/15/37(1)	10,000	3,133
Metropolitan State Pier & Exposition Authority Il Revenue Refunding CABS, Series B (AGM-CR Insured),
2.36%, 12/15/50(1)	5,000	717
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/1/23	5,965	6,823
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Series B, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,760
Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/30/20	2,700	3,199

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX -EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.2% continued
Illinois - 3.3% continued
5.00%, 12/30/24	$6,040	$6,985

		81,249

Indiana - 1.1%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/31	5,750	6,519
5.25%, 10/1/38	2,980	3,318
Indiana State Municipal Power Agency Revenue Bonds, Series A, Power Supply System (AMBAC Insured),
5.00%, 1/1/24	13,060	13,874
Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding),
5.25%, 7/15/26	1,000	1,126
Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),
5.50%, 7/10/21	1,500	1,737
5.50%, 1/10/24	1,135	1,319

		27,893

Kansas - 0.6%
Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,
3.00%, 10/1/15	4,145	4,290
Kansas State Development Finance Authority Revenue Refunding Bonds, Series D-2, Kansas State University Housing Projects,
5.00%, 4/1/23	3,110	3,684
Saline County Unified School District No. 305 Salina G.O. Unlimited Refunding & Improvement Bonds,
5.00%, 9/1/22	5,230	6,332

		14,306

Louisiana - 0.5%
Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/15/21	10,000	12,044

Maryland - 3.8%
Baltimore County Consolidated Public Improvement G.O. Unlimited Refunding Bonds,
5.00%, 8/1/15	9,895	10,417
Baltimore County Metropolitan District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/15	5,000	5,264
Baltimore Water Project Revenue Refunding Bonds, Series D,
5.00%, 7/1/24	5,425	6,548
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series,
5.00%, 3/1/15	1,500	1,549
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/19	2,500	2,964
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2013-1,
5.00%, 3/1/22	5,000	5,985
5.00%, 3/1/24	10,000	11,860
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.00%, 6/1/21	8,630	10,231
Maryland State G.O. Unlimited Bonds, First Series B,
4.50%, 3/15/24	5,000	5,660
Maryland State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/21	10,985	12,980
Maryland State G.O. Unlimited Refunding Bonds, First Series B,
4.50%, 8/1/21	5,000	5,900
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/21	5,750	6,887
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 6/1/21	5,000	6,060

		92,305

Massachusetts - 4.8%
Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A,
5.25%, 7/1/34	500	569
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D,
5.00%, 10/1/23	10,000	11,941

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.2% continued
Massachusetts - 4.8% continued
Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University,
5.00%, 10/15/28	$10,000	$11,719
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 4/1/29	5,000	5,739
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.25%, 8/1/21	2,500	3,059
Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured),
5.25%, 9/1/23	4,185	5,201
5.25%, 9/1/25	500	625
Massachusetts State G.O. Limited Refunding Bonds, Series D,
5.50%, 10/1/15	5,000	5,335
Massachusetts State Health & Educational Facilities Authority Partners Healthcare Revenue Bonds, Series J1,
5.25%, 7/1/29	5,000	5,652
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, TUFTS University,
5.25%, 2/15/26	1,250	1,546
Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A,
5.00%, 8/15/21	10,000	12,033
5.00%, 8/15/22	5,000	6,052
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded,
5.00%, 8/15/15	10,000	10,544
5.00%, 8/15/15	1,290	1,360
Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured),
5.00%, 8/15/37	5,000	5,461
Massachusetts State School Building Authority Sales TRB, Series A-2012-2 (AGM Insured), Prerefunded,
5.00%, 8/15/15	14,660	15,458
Massachusetts State Special Obligation Consolidated Loan Revenue Bonds, Series A (AGM Insured),
5.50%, 6/1/18	500	587
5.50%, 6/1/21	500	615
Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM G.O. of Authority Insured), Escrowed To Maturity,
5.25%, 8/1/15	1,500	1,582
Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM G.O. of Authority Insured),
5.50%, 8/1/22	3,300	4,114
Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B (G.O. of Authority Insured),
5.00%, 8/1/26	5,000	5,844
Massachusetts State Water Resources Authority Revenue Bonds, Series A (G.O. of Authority Insured), Escrowed to Maturity,
6.50%, 7/15/19	1,670	1,889

		116,925

Michigan - 2.1%
Caledonia Community Schools G.O. Unlimited Refunding Bonds (NATL-RE Q-SBLF Insured),
5.00%, 5/1/20	1,140	1,182
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.00%, 10/15/27	10,000	11,193
Michigan State Environmental Program G.O. Unlimited Refunding Bonds,
5.00%, 11/1/19	5,000	5,908
3.00%, 11/1/20	10,000	10,682
Michigan State Finance Authority Subordinate Revenue Refunding Bonds, State Revolving Fund,
5.00%, 10/1/21	3,035	3,661
5.00%, 10/1/25	3,970	4,657
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Prerefunded,
4.75%, 10/1/14	4,440	4,492
Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance,
4.75%, 10/1/23	345	349
Michigan State Trunk Line Revenue Refunding Bonds,
5.00%, 11/15/21	2,500	2,980

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.2% continued
Michigan - 2.1% continued
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, Series D, William Beaumont Hospital,
5.00%, 9/1/39	$5,260	$5,630

		50,734

Minnesota - 1.2%
Metropolitan Council Minneapolis-St. Paul Metropolitan Area G.O. Unlimited Bonds, Series C, Transit Notes,
5.00%, 3/1/15	2,000	2,065
Metropolitan Council Minneapolis-St. Paul Metropolitan Area G.O. Unlimited GANS, Series A,
4.00%, 3/1/15	4,000	4,104
1.00%, 3/1/16	7,000	7,063
Minneapolis-St. Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT),
5.00%, 1/1/22	2,500	2,854
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 10/1/20	5,000	6,009
Minnesota State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	5,545	6,699

		28,794

Mississippi - 0.7%
Mississippi State G.O. Unlimited Bonds, Series F,
5.25%, 10/1/23	5,090	6,292
Mississippi State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 11/1/21	8,705	10,498
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	15	15

		16,805

Missouri - 1.0%
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds,
5.00%, 1/1/22	5,060	5,873
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds Program,
5.00%, 7/1/23	3,620	4,464
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series A, SSM Health Care,
5.00%, 6/1/26	2,000	2,318
Missouri State Highway & Transit Commission Road Revenue Refunding Bonds, Series A, First Lien,
5.00%, 5/1/22	10,000	12,201

		24,856

Nebraska - 0.3%
Lincoln Electric System Revenue Bonds, Prerefunded,
5.00%, 9/1/15	5,500	5,804
Nebraska State Public Power District General Revenue Bonds, Series B,
5.00%, 1/1/23	1,000	1,198

		7,002

Nevada - 0.7%
Clark County G.O. Limited Tax Bank Bonds,
5.00%, 6/1/38	2,500	2,705
Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C,
5.00%, 6/1/21	8,000	9,111
Washoe County Highway Motor Vehicle Fuel TRB,
4.75%, 2/1/21	3,400	3,787
Washoe County School District G.O. Limited Bonds, Series C,
4.00%, 4/1/23	1,905	2,077

		17,680

New Hampshire - 0.5%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System,
5.25%, 6/1/39	5,000	5,677
New Hampshire State Municipal Bond Bank Revenue Refunding Bonds, Series A,
5.00%, 8/15/20	2,800	3,336

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.2% continued
New Hampshire - 0.5% continued
5.00%, 8/15/21	$2,970	$3,569

		12,582

New Jersey - 1.6%
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project,
5.00%, 6/15/19	5,000	5,735
5.00%, 6/15/26	2,500	2,830
5.00%, 6/15/27	5,000	5,618
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project (AGM-CR Insured),
5.00%, 6/15/25	10,000	11,621
New Jersey State Transportation Program Trust Fund Authority Revenue Bonds, Series AA,
5.00%, 6/15/23	1,300	1,488
5.50%, 6/15/39	5,000	5,612
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A,
5.75%, 6/15/20	5,000	6,035

		38,939

New Mexico - 0.4%
Albuquerque General Purpose G.O. Unlimited Bonds, Series A,
5.00%, 7/1/18	4,775	5,543
New Mexico State Finance Authority Revenue Bonds, Series C,
5.00%, 6/1/23	2,770	3,321

		8,864

New York - 16.6%
Long Island Power Authority Revenue Bonds, Series A,
6.25%, 4/1/33	5,000	5,825
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.00%, 11/15/34	5,000	5,551
Metropolitan Transportation Authority Revenue Bonds, Series B,
5.25%, 11/15/32	5,000	5,761
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,692
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D,
5.00%, 11/15/23	5,000	5,586
5.00%, 11/15/24	5,000	5,563
New York City G.O. Unlimited Bonds, Series E, Prerefunded,
5.00%, 11/1/14	4,680	4,757
New York City G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5,320	5,403
New York City G.O. Unlimited Bonds, Subseries C-1, Fiscal 2008,
5.00%, 10/1/22	5,000	5,635
New York City G.O. Unlimited Refunding Bonds, Series J,
5.00%, 8/1/22	10,000	11,878
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series BB, Fiscal 2014, 2nd General Resolution,
5.00%, 6/15/46	6,570	7,169
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series AA,
5.00%, 6/15/44	1,250	1,350
New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding),
5.00%, 7/15/26	10,000	11,498
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Subseries S-1A,
4.00%, 11/1/14	4,000	4,052
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A,
5.00%, 11/1/21	1,000	1,206
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B,
5.00%, 11/1/21	5,000	5,921
5.00%, 2/1/22	2,000	2,369
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B1,
5.00%, 11/1/23	10,000	12,214
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/23	10,380	12,299

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.2% continued
New York - 16.6% continued
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,
5.00%, 11/1/25	$1,000	$1,183
New York City Transitional Finance Authority Future Tax Secured Subordinated Revenue Bonds, Series C, Prerefunded,
5.50%, 11/1/15	13,230	14,168
New York G.O. Unlimited Bonds, Series D,
5.00%, 8/1/23	5,000	5,900
New York G.O. Unlimited Bonds, Series I,
5.00%, 8/1/24	10,000	11,773
New York G.O. Unlimited Bonds, Series J,
5.00%, 8/1/25	2,500	2,921
New York G.O. Unlimited Refunding Bonds, Series F,
5.00%, 8/1/24	5,000	5,837
New York State Dormitory Authority General Purpose Personal Income TRB, Series A,
5.00%, 2/15/26	10,000	11,873
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.25%, 10/1/23	5,000	5,747
New York State Dormitory Authority Personal Income Tax Education Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/27	3,000	3,804
New York State Dormitory Authority Personal Income TRB, Series B,
5.00%, 3/15/42	2,500	2,735
New York State Dormitory Authority Sales TRB, Series A,
5.00%, 3/15/27	10,000	11,698
5.00%, 3/15/28	10,000	11,610
5.00%, 3/15/29	10,000	11,539
New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/30	10,040	12,744
New York State Dormitory Education Authority Personal Income TRB, Series B,
5.75%, 3/15/36	16,000	18,488
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Project Revolving Funds,
5.00%, 6/15/36	5,000	5,608
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series C, Municipal Water Finance Revolving Funds,
5.00%, 6/15/25	5,000	5,221
New York State Environmental Facilities Corp. Personal Income TRB, Series A,
5.25%, 12/15/26	10,000	11,628
New York State Environmental Facilities Corp. Revenue Bonds, Series 2010, Master State Revolving Funds,
5.00%, 5/15/23(2)	2,000	2,452
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR G.O. of Corp. Insured),
5.00%, 4/1/21	7,505	9,036
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-RE-IBC G.O. of Corp. Insured),
5.50%, 4/1/17	4,425	4,852
New York State Thruway Transportation Authority Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,692
New York State Urban Development Corp. Personal Income TRB, Series C,
5.00%, 3/15/23	5,000	6,021
5.00%, 3/15/30	10,000	11,424
New York State Urban Development Corp. Personal Income TRB, Series D,
5.00%, 3/15/22	10,000	11,989
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/23	10,000	12,042
New York State Urban Development Corp. Service Contract Revenue Refunding Bonds, Series D,
5.38%, 1/1/22	1,850	2,124
Port Authority of New York & New Jersey Consolidated One Hundred Eighty Third Revenue Bonds,
4.00%, 12/15/35	7,000	7,132

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.2% continued
New York - 16.6% continued
Port Authority of New York & New Jersey Revenue Bonds, Series 179,
3.00%, 12/1/14	$15,000	$15,179
5.00%, 12/1/26	11,355	13,480
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (AMBAC Insured),
5.25%, 10/15/27	3,995	4,051
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,100	5,175
5.00%, 10/15/24	2,000	2,028
Triborough Bridge & Tunnel Authority General Revenue BANS, Series A,
5.00%, 5/15/15	15,000	15,632

		402,515

North Carolina - 3.9%
Charlotte COPS, Series B,
3.00%, 6/1/22	8,000	8,202
Charlotte G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/27	3,500	4,184
Mecklenburg County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/1/20	5,495	6,637
Mecklenburg County Public Improvement G.O. Unlimited Bonds, Series B,
5.00%, 3/1/22	3,000	3,658
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series A, Prerefunded,
4.50%, 1/1/22	3,465	4,095
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/15	28,305	29,572
North Carolina State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 6/1/15	1,500	1,567
5.00%, 6/1/23	10,000	12,339
North Carolina State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 5/1/20	10,000	11,978
North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series A,
5.25%, 1/1/20	2,000	2,240
North Carolina State Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 5/1/21	5,000	6,027
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A,
5.00%, 5/1/26	2,500	2,896
University of North Carolina at Greensboro General Revenue Bonds,
5.00%, 4/1/28	1,500	1,734

		95,129

Ohio - 1.7%
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/23	3,000	3,702
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/15/22	5,895	7,226
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 6/15/22	5,000	6,054
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/22	5,000	6,062
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/22	2,500	3,031
5.00%, 8/1/23	10,000	12,184
Ohio State Water Development Authority PCR Refunding Bonds, Series B, Loan Fund, Prerefunded,
5.00%, 6/1/15	1,000	1,045
University of Cincinnati General Receipts Revenue Bonds, Series G (NATL-RE Insured),
5.00%, 6/1/28	2,075	2,297

		41,601

Oregon - 1.4%
Oregon State Board of Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/23	4,480	5,191
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A,
5.00%, 11/15/22	6,485	7,971
Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien,
5.00%, 11/15/20	10,000	11,364

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX -EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.2% continued
Oregon - 1.4% continued
Portland Community College District G.O. Unlimited Bonds,
5.00%, 6/15/21	$2,560	$3,082
Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds,
5.00%, 11/1/18	5,000	5,594

		33,202

Pennsylvania - 2.2%
Council Rock School District G.O. Unlimited Bonds, Series C (State Aid Withholding),
5.00%, 11/15/17	1,000	1,143
Pennsylvania State G.O. Unlimited Bonds, First Series,
5.00%, 6/15/22	2,500	3,009
5.00%, 4/1/25	5,000	5,921
Pennsylvania State G.O. Unlimited Bonds, Second Series,
5.00%, 10/15/25	5,000	5,952
Pennsylvania State G.O. Unlimited Refunding Bonds, First Series,
4.00%, 9/1/17	2,000	2,155
5.00%, 7/1/22	20,000	24,081
5.00%, 7/1/22	5,000	6,020
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A (AMBAC Insured),
5.00%, 12/1/19	5,075	5,583

		53,864

Rhode Island - 0.6%
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan,
5.50%, 8/1/25	5,000	5,948
Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,
5.00%, 10/15/27	2,630	2,982
Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan,
5.00%, 8/1/21	1,000	1,189
Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A,
5.00%, 10/1/21	2,880	3,407

		13,526

South Carolina - 1.4%
Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 11/1/23	2,500	2,979
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured), Unrefunded Balance,
5.38%, 1/1/25	4,960	6,037
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper Project,
5.50%, 1/1/38	12,000	13,513
South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured),
5.00%, 10/1/22	10,000	10,557

		33,086

Tennessee - 1.2%
Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A,
5.00%, 7/1/24	10,275	12,109
Tennessee State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/21	11,825	14,363
Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program (G.O. of Agency Insured),
3.75%, 1/1/19	455	481
4.05%, 7/1/20	460	494
4.13%, 7/1/21	1,600	1,699

		29,146

Texas - 5.9%
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/26	4,380	5,203
Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.),
5.00%, 2/15/22	100	121

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.2% continued
Texas - 5.9% continued
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF-Gtd.),
3.00%, Mandatory Put 8/15/19	$3,450	$3,679
Denton County Permanent Improvement G.O. Limited Refunding Bonds,
5.00%, 7/15/22	2,000	2,370
Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/24	10,000	11,840
Harris County Flood Control District G.O. Limited Refunding Bonds, Series A, Contract Tax,
5.00%, 10/1/25	2,000	2,440
Houston Higher Education Finance Corp. Revenue Bonds, Series B, Rice University Project,
4.50%, 11/15/37	2,500	2,645
Houston Independent Schoolhouse District G.O. Limited Bonds (PSF-Gtd.),
5.00%, 2/15/25	10,000	11,045
Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), Prerefunded,
5.00%, 3/1/16	1,590	1,714
Houston Public Improvement G.O. Limited Refunding Bonds, Series D, Unrefunded Balance (AGM Insured),
5.00%, 3/1/17	10	11
Houston Utility System Combined Revenue Refunding Bonds, Series D, First Lien,
5.00%, 11/15/25(2)	4,525	5,470
5.00%, 11/15/27(2)	5,000	5,948
Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/29	10,000	10,888
Lower Colorado River Authority Revenue Bonds, Series 2012-1, Unrefunded Balance,
5.50%, 5/15/33	1,910	2,103
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A,
6.50%, 5/15/37	10,000	10,445
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded,
5.50%, 5/15/19	56
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded,
5.50%, 5/15/19	80	96
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded,
5.50%, 5/15/19	56
Lubbock G.O. Limited Refunding Bonds,
5.00%, 2/15/25	3,000	3,615
Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/22	5,000	6,058
San Antonio Electric & Gas System Revenue Bonds, Series A, Prerefunded,
5.00%, 2/1/16	22,655	24,345
Spring Independent Schoolhouse District G.O. Unlimited Bonds (FGIC Insured),
5.00%, 8/15/25	4,680	4,707
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/28	5,000	5,698
Texas State A&M University Financing System Revenue Bonds, Series D,
5.00%, 5/15/27	5,000	6,002
Texas State PFA Revenue Refunding Bonds, Series B, Assessment Unemployment Compensation,
4.00%, 1/1/18	5,000	5,349
University of Texas Permanent University Fund Revenue Refunding Bonds, Series B,
5.25%, 7/1/22	5,000	6,176
White Settlement Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/42	5,000	5,580

		143,560

Utah - 0.4%
North Davis County Sewer District Revenue Bonds,
5.00%, 3/1/23	2,265	2,749
Utah State G.O. Unlimited Bonds,
5.00%, 7/1/23	5,000	6,055

		8,804

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 85.2% continued
Vermont - 0.1%
Vermont State G.O. Unlimited Bonds, Series B,
5.00%, 8/15/22	$1,425	$1,741

Virginia - 1.5%
Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/22	1,360	1,640
Richmond G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 3/1/24	5,000	6,049
University of Virginia General Revenue Refunding Bonds, Series A,
5.00%, 6/1/43	4,250	4,801
Virginia State College Building Authority Educational Facilities Revenue Bonds, Series A,
5.00%, 2/1/23	11,865	14,389
Virginia State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/19	1,000	1,182
Virginia State Housing Development Authority Homeownership Mortgage Revenue Bonds, Series A,
3.65%, 3/1/18	2,200	2,200
3.70%, 9/1/18	4,280	4,280
Virginia State Public Facilities Building Authority Revenue Refunding Bonds, Series B-3,
4.00%, 8/1/22	1,520	1,722
Virginia State Resources Authority Clean Water Revenue Refunding Bonds, Subordinate Lien, State Revolving Fund,
5.50%, 10/1/22	1,000	1,263

		37,526

Washington - 1.5%
Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series I, Escrowed To Maturity,
3.00%, 1/1/16	4,035	4,200
King County School District No. 405 Bellevue G.O. Unlimited Bonds (AGM Insured), Prerefunded,
4.20%, 12/1/15	5,000	5,281
Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien,
5.00%, 2/1/18	1,000	1,136
Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/22	5,000	6,045
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services,
5.25%, 10/1/39	4,000	4,303
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series E (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	13,665	14,644

		35,609

Wisconsin - 0.2%
Wisconsin State Department of Transportation Revenue Refunding Bonds, Series 1,
5.00%, 7/1/26	5,000	5,942

Total Municipal Bonds (Cost $1,999,612)		2,067,973

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 10.9%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(3) (4)	264,084,204	$264,084

Total Investment Companies (Cost $264,084)		264,084

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.0%
Massachusetts State Health & Educational Facilities Authority Various Revenue Bonds, Series Y, Harvard University Issue,
0.05%, Optional Put 7/9/14	$10,000	$10,000
Milwaukee Cash Flow G.O. Unlimited Promissory Notes, Series R,
1.00%, 12/23/14	15,000	15,065
Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 7/1/14	7,000	7,001
Oregon State G.O. Limited TANS, Series A,
1.50%, 7/31/14	25,000	25,030

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.0% continued
Polk County G.O. Unlimited Refunding Bonds, Series C,
2.00%, 6/1/15	$2,335	$2,374
Tennessee State G.O. Unlimited Bonds, Series A,
4.00%, 5/1/15	3,425	3,536
Texas State Transportation Revenue Notes,
2.00%, 8/28/14	35,000	35,107

Total Short-Term Investments (Cost $98,104)		98,113

Total Investments - 100.1% (Cost $2,361,800)		2,430,170

Liabilities less Other Assets - (0.1)%		(3,320)

NET ASSETS - 100.0%		$2,426,850

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $304,888,000 with net sales of approximately $40,804,000 during the three months ended June 30, 2014.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	20.8%
AA	53.3
A	11.2
SP1+/MIG1	0.6
Not Rated	3.2
Cash and Equivalents	10.9

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	10.9%
General	18.5
General Obligation	32.2
Transportation	8.0
Water	6.1
All other sectors less than 5%	24.3

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$2,067,973	(1)	$—	$2,067,973
Investment Companies	264,084	—		—	264,084
Short-Term Investments	—	98,113		—	98,113

Total Investments	$264,084	$2,166,086		$—	$2,430,170

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,361,882

Gross tax appreciation of investments	$72,009
Gross tax depreciation of investments	(3,721)

Net tax appreciation of investments	$68,288

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GANS - Grant Anticipation Notes

GNMA - Government National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bonds Insurance Association

NATL-RE - National Public Finance Guarantee Corp.

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2%
Alabama - 0.0%
Alabama State Capital Improvement G.O. Unlimited Bonds, Series B,
4.00%, 8/1/15	$150	$156

Alaska - 0.3%
Matanuska-Susitna Borough Lease Revenue Bonds, Goose Creek Correctional Center (Assured Guaranty Insured),
5.00%, 9/1/14	4,285	4,320

Arizona - 5.0%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series A,
4.00%, 7/1/15	565	587
Arizona State Department of Administration Refunding COPS, Series B,
4.00%, 10/1/15	400	418
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road,
5.00%, 7/1/15	5,000	5,244
Arizona State Transportation Board Excise TRB, Maricopa County Regional Area Road Fund,
5.00%, 7/1/14	100	100
Arizona State Transportation Board Grant Anticipation Revenue Notes, Series B (AMBAC Insured), Prerefunded,
5.00%, 7/1/14	135	135
Arizona State Transportation Board Highway Revenue Bonds,
5.00%, 7/1/15	150	157
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/14	200	200
Arizona State Transportation Board Highway Revenue Bonds, Subseries B, Prerefunded,
5.00%, 7/1/14	300	300
Arizona State Water Quality Infrastructure Finance Authority Revenue Bonds, Series A,
4.00%, 10/1/14	755	763
Gilbert Public Facilities Municipal Property Corp. Revenue Bonds,
4.00%, 7/1/14	1,910	1,910
Maricopa County Community College District G.O. Unlimited Bonds, Series C,
4.00%, 7/1/15	1,000	1,039
4.00%, 7/1/16	1,000	1,074
Maricopa County Community College District G.O. Unlimited Refunding Bonds,
2.00%, 7/1/15	5,000	5,094
Maricopa County High School District No. 210 Phoenix G.O. Limited Refunding Bonds,
3.00%, 7/1/21	5,850	6,203
Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement Project,
5.00%, 7/1/16	4,250	4,634
Maricopa County Unified School District No. 4 Mesa G.O. Limited Refunding Bonds,
4.00%, 7/1/19	2,000	2,251
Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, School Improvement Project of 2005,
4.00%, 7/1/14	3,505	3,505
Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series A, School Improvement Project of 2013,
3.00%, 7/1/15	2,675	2,747
Maricopa County Unified School District No. 69 Paradise Valley G.O. Limited Refunding Bonds, Series A, Certificates of Ownership (NATL Insured),
5.25%, 7/1/14	465	465
Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series A, School Improvement Project of 2008 (AGM Insured),
2.50%, 7/1/14	225	225
4.25%, 7/1/14	5,000	5,001
Mesa Utility System Revenue Bonds (NATL-RE Insured), Prerefunded,
5.00%, 7/1/14	250	250
Peoria G.O. Unlimited Bonds, Series A, Projects of 2000 & 2005,
3.00%, 7/1/15	200	206
Phoenix Civic Improvement Corp. Excise Tax Revenue Refunding Bonds, Senior Lien,
5.00%, 7/1/14	350	350
Phoenix Civic Improvement Corp. Transportation Excise TRB,
4.00%, 7/1/16	3,500	3,752

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Arizona - 5.0% continued
Phoenix Civic Improvement Corp. Water System Revenue Bonds, Junior Lien (NATL-RE Insured),
5.00%, 7/1/19	$8,500	$8,907
Phoenix G.O. Unlimited Bonds, Prerefunded,
4.50%, 7/1/14	370	370
Phoenix G.O. Unlimited Bonds, Series B, Prerefunded,
5.00%, 7/1/16	5,000	5,242
Pima County Street & Highway Revenue Bonds (NATL-RE Insured), Prerefunded,
4.00%, 7/1/15	300	311
Pima County Street & Highway Revenue Refunding Bonds,
4.00%, 7/1/14	520	520
Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,
2.00%, 7/1/16	425	438
Pinal County Obligations Revenue Refunding Bonds,
3.00%, 8/1/15	1,820	1,871
Regional Public Transportation Authority Excise TRB, Series A, Maricopa County Public Transportation,
5.00%, 7/1/15	400	420
Scottsdale G.O. Unlimited Bonds, Series 2008A, Project of 2000,
3.50%, 7/1/15	100	103
Tempe Union High School District No. 213 G.O. Unlimited Bonds, School Improvement Project of 2008,
3.25%, 7/1/15	300	309
Tucson Water System Revenue Bonds,
5.00%, 7/1/16	1,275	1,395

		66,496

California - 6.7%
California State Department of Water Resources Supply Revenue Bonds, Series L,
5.00%, 5/1/15	10,000	10,406
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/14	200	201
4.00%, 9/1/14	100	101
5.00%, 11/1/14	545	554
California State G.O. Unlimited Bonds,
4.00%, 8/1/14	105	105
California State Health Facilities Financing Authority Revenue Bonds, Series C, Providence Health & Services, Escrowed to Maturity,
5.00%, 10/1/14	500	507
California State University Systemwide Revenue Bonds, Series A,
4.00%, 11/1/14	120	122
5.00%, 11/1/14	350	356
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 12/1/14	250	255
5.00%, 10/1/18	10,000	11,670
California State Various Purpose G.O. Unlimited Refunding Bonds,
4.00%, 9/1/14	10,500	10,570
5.00%, 11/1/20	8,000	9,607
5.00%, 12/1/21	5,000	6,040
East Side Union High School District Santa Clara County G.O. Unlimited Refunding Bonds, 2012 Crossover (AGM Insured),
5.00%, 9/1/14	250	252
Fairfield-Suisun Unified School District G.O. Unlimited Refunding Bonds,
4.00%, 8/1/17	2,065	2,275
Los Angeles Department of Water & Power System Revenue Bonds, Series A,
5.00%, 7/1/19	5,000	5,941
Los Angeles G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 9/1/14	100	101
Los Angeles G.O. Unlimited Refunding Bonds, Series A (NATL Insured),
5.25%, 9/1/14	225	227
Los Angeles Unified School District G.O. Unlimited Bonds, Series C, Election of 2002 (AGM Insured),
4.00%, 7/1/15	200	208
Los Angeles Unified School District G.O. Unlimited Bonds, Series I,
5.00%, 7/1/15	5,000	5,245
Los Angeles Unified School District G.O. Unlimited Bonds, Series KY,
5.00%, 7/1/15	200	210
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 7/1/21	10,000	12,079

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
California - 6.7% continued
San Francisco Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C3,
1.45%, Mandatory Put 8/1/17	$6,725	$6,818
San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C,
5.00%, 6/15/18	1,385	1,612
San Juan Unified School District G.O. Unlimited Bonds,
5.00%, 8/1/20	1,125	1,349
San Juan Unified School District G.O. Unlimited Bonds, Series B, Election of 2012,
3.00%, 8/1/21(1)	2,215	2,365
University of California Revenue Bonds, Series O,
5.00%, 5/15/15	195	203

		89,379

Colorado - 0.8%
Colorado State Board for Community Colleges & Occupational Education Systemwide Revenue Refunding Bonds, Series A (State Higher Education Intercept Program),
2.00%, 11/1/14	200	201
Colorado State Refunding COPS, Series A, UCDHSC Fitzsimons Academic Projects,
5.00%, 11/1/17	1,875	2,134
Denver City & County Excise Tax Revenue Refunding Bonds (AGM Insured),
5.25%, 11/1/14	100	100
Denver City & County Excise Tax Revenue Refunding Bonds, Series A (Assured Guaranty Insured),
6.00%, 9/1/21	5,000	6,111
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/1/14	350	356
Douglas County School District No. RE-1 Douglas & Elbert Counties Improvement G.O. Unlimited Bonds, Series B (AGM Insured State Aid Withholding), Prerefunded,
5.00%, 12/15/14	100	102
Platte River Power Authority Revenue Bonds, Series GG (AGM Insured),
5.00%, 6/1/15	250	261
Regional Transportation District Transit Vehicles COPS, Series A, (AMBAC Insured),
5.00%, 12/1/16	1,590	1,759

		11,024

Connecticut - 1.4%
Connecticut State G.O. Unlimited Bonds, Series C,
5.00%, 11/1/14	500	509
4.10%, 11/1/15	100	105
Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 5/1/17	5,520	6,194
Connecticut State GAAP Conversion G.O. Unlimited Bonds, Series A,
5.00%, 10/15/20	8,000	9,554
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series 1, Second Lien,
5.00%, 2/1/17	2,500	2,784
Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B,
5.00%, 12/1/14	100	102
Norwalk G.O. Unlimited Refunding Bonds, Series B,
2.50%, 7/1/15	50	51

		19,299

Delaware - 1.4%
Delaware State G.O. Unlimited Bonds, Series 2009C,
5.00%, 10/1/15	15,000	15,907
Delaware State Transportation Authority System Senior Revenue Bonds (NATL-RE Insured),
5.00%, 7/1/14	175	175
University of Delaware Revenue Refunding Bonds, Series B,
4.00%, 11/1/14	1,250	1,267
5.00%, 11/1/15	1,000	1,064

		18,413

Florida - 5.8%
Citizens Property Insurance Corp. High Risk Revenue Bonds, Series A1, Senior Secured,
5.00%, 6/1/15	11,265	11,763

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Florida - 5.8% continued
Citizens Property Insurance Corp. High Risk Senior Secured Revenue Bonds, Series A-1,
4.00%, 6/1/15	$210	$217
Clay County Infrastructure Sales Surtax Revenue Bonds (Assured Guaranty Insured),
5.25%, 10/1/17	4,600	5,167
Florida State Board of Education Lottery Revenue Bonds, Series A (AMBAC Insured),
5.25%, 7/1/14	150	150
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/15	5,430	5,673
Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/17	10,100	11,378
Florida State Department of Transportation G.O. Unlimited Refunding Bonds, Series B, Right of Way,
3.38%, 7/1/16	500	520
Florida State Department of Transportation Right of Way G.O. Unlimited Refunding Bonds, Series B,
6.38%, 7/1/14	1,500	1,500
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A,
5.00%, 7/1/14	130	130
5.00%, 7/1/15	10,000	10,482
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
5.00%, 10/1/16	4,000	4,392
Florida State Turnpike Authority Department of Transportation Revenue Refunding Bonds, Series A,
5.00%, 7/1/14	250	250
Florida State Water Pollution Control Financing Corp. Revenue Bonds, Series A,
5.00%, 7/15/14	300	301
Gainesville Utilities System Revenue Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 10/1/15	200	212
Jacksonville Special Revenue Bonds, Series B-1A,
5.00%, 10/1/14	390	395
Jacksonville Special Revenue Refunding Bonds, Series D,
5.00%, 10/1/15	155	164
JEA Electric System Revenue Bonds, Series Three A,
5.00%, 10/1/17	940	1,069
JEA Electric System Revenue Bonds, Series Three D-1,
4.00%, 10/1/15	250	262
JEA Water & Sewer System Revenue Bonds, Series C,
3.50%, 10/1/15	150	156
Lee County School Board COPS, Series A (AGM Insured),
4.20%, 8/1/16	250	268
Miami-Dade County G.O. Unlimited Bonds, Series B, Building Better Communities Program,
5.00%, 7/1/15	5,000	5,241
Miami-Dade County Transit Sales Surtax Revenue Bonds, Series A,
4.00%, 7/1/14	450	450
Palm Beach County Public Improvement Revenue Bonds,
4.00%, 5/1/15	200	207
Palm Beach County School Board Refunding COPS, Series E (AMBAC Insured),
5.38%, 8/1/15	5,000	5,284
Reedy Creek Improvement District Utilities Revenue Refunding Bonds, Series 2 (AMBAC Insured),
5.00%, 10/1/15	5,730	6,063
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A,
5.00%, 10/1/16	1,500	1,640
Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series B,
5.00%, 10/1/14	2,535	2,564
Tallahassee Blueprint 2000 Intergovernmental Agency Sales TRB (NATL-RE Insured),
5.00%, 10/1/14	500	506
Volusia County Gas TRB (AGM Insured), Prerefunded,
5.00%, 10/1/14	850	861

		77,265

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Georgia - 3.3%
Cherokee County School System G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/1/20	$2,160	$2,575
Cherokee County School System G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 8/1/20	1,000	1,192
5.00%, 8/1/21	3,285	3,954
Clayton County Water Authority & Sewage Revenue Refunding Bonds,
4.00%, 5/1/16	500	533
De Kalb County Water & Sewer Revenue Refunding Bonds, 2nd Resolution,
5.00%, 10/1/20	1,250	1,474
DeKalb County Water & Sewerage Revenue Bonds, Series A,
3.00%, 10/1/15	100	104
Forsyth County School District G.O. Unlimited Refunding Bonds,
5.00%, 2/1/19	4,215	4,945
Fulton County Facilities Corp. COPS, Public Purpose Project,
5.00%, 11/1/15	2,250	2,385
5.00%, 11/1/16	2,280	2,502
5.00%, 11/1/18	2,505	2,878
Georgia State G.O. Unlimited Bonds, Series F,
5.00%, 11/1/14	5,000	5,082
Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A,
5.00%, 6/1/18	5,000	5,756
Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 8/1/19	5,270	6,217
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (AMBAC Insured),
5.00%, 7/1/14	700	700
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Third Indenture (NATL Insured),
5.00%, 7/1/15	4,000	4,191

		44,488

Hawaii - 1.1%
Hawaii State G.O. Unlimited Bonds, Series EH,
5.00%, 8/1/19	3,810	4,494
Hawaii State G.O. Unlimited Refunding Bonds, Series CY (AGM Insured),
5.75%, 2/1/15	125	129
Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	6,030
Hawaii State G.O. Unlimited Refunding Bonds, Series EJ,
3.00%, 8/1/15	100	103
Honolulu City & County Board of Water Supply Revenue Bonds, Series A (NATL Insured),
4.00%, 7/1/14	245	245
Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured),
5.00%, 7/1/14	305	305
Honolulu City & County G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 7/1/15	300	315
Honolulu City & County G.O. Unlimited Bonds, Series B (AGM Insured),
5.25%, 7/1/15	240	252
Honolulu City & County G.O. Unlimited Bonds, Series C (NATL-RE Insured), Prerefunded,
5.00%, 7/1/15	175	184
Honolulu City & County G.O. Unlimited Bonds, Series F,
5.00%, 9/1/15	2,000	2,113
Honolulu City & County Wastewater System Revenue Bonds, Senior Series B, First Bond Resolution,
3.00%, 7/1/14	255	255

		14,425

Idaho - 0.2%
Twin Falls County School District No. 411 G.O. Unlimited Refunding Bonds, Series C (Idaho Sales Tax Guaranty Insured),
5.00%, 9/15/17	1,945	2,207

Illinois - 3.4%
Chicago Metropolitan Water Reclamation District of Greater Chicago Capital Improvement G.O. Limited Tax Bonds,
5.00%, 12/1/15	100	107

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Illinois - 3.4% continued
Chicago Metropolitan Water Reclamation District of Greater Chicago G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/15	$500	$526
Cook County Forest Preservation District G.O. Unlimited Bonds (AGM-CR AMBAC Insured), Prerefunded,
5.00%, 11/15/14	250	255
Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 12/1/20	500	603
Du Page County Community High School District No. 108 G.O. Unlimited Refunding Bonds,
4.00%, 1/1/19	1,000	1,110
Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds,
5.88%, 2/1/16	1,120	1,212
Illinois State Development Finance Authority Variable Revenue Bonds, St. Vincents De Paul,
1.88%, Mandatory Put 3/1/19	2,000	2,014
Illinois State Finance Authority Revenue Bonds, Clean Water Initiative,
5.00%, 7/1/19	5,440	6,369
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
5.00%, 3/1/15	4,000	4,126
Illinois State Finance Authority Revenue Bonds, Series A-1, Advocate Health Care,
5.00%, Mandatory Put 1/15/20	1,295	1,501
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A,
5.00%, 12/1/19	3,500	4,142
Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 7/1/15	400	419
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B,
5.00%, 12/1/17	3,000	3,427
5.00%, 12/1/18	1,000	1,166
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series A,
5.00%, 6/15/15	750	785
Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series B,
5.00%, 12/15/19	3,500	3,655
Kane County II Community Unit School District No. 101 Batavia G.O. Unlimited Refunding Bonds,
5.00%, 1/1/20	2,250	2,628
Lake & McHenry Counties Community Unit School District No. 118 G.O. Unlimited Bonds, Series A (AGM Insured), Prerefunded,
5.00%, 1/1/15	560	574
Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured),
4.00%, 2/1/19	1,330	1,466
5.00%, 2/1/21	6,260	7,174
Schaumburg G.O. Unlimited Bonds, Series B (NATL Insured), Prerefunded,
5.00%, 12/1/14	750	765
5.25%, 12/1/14	225	230
Tinley Park G.O. Unlimited Bonds,
3.00%, 12/1/14	405	410
4.00%, 12/1/15	425	446
4.00%, 12/1/17	470	516
Winnebago County Public Safety Sales Tax G.O. Unlimited Bonds, Series A (NATL-RE Insured), Prerefunded,
5.00%, 6/30/15	300	314

		45,940

Indiana - 0.6%
Hamilton Southeastern Consolidated School Building Corp. First Mortgage Revenue Bonds, Series B (AGM Insured), Prerefunded,
5.00%, 7/15/14	100	100
Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group,
2.95%, 10/1/22(1)	1,750	1,758
Indiana Finance CWA Authority Wastewater Utility Revenue Bonds, Series A, First Lien,
4.00%, 10/1/14	1,380	1,394
Indiana State Finance Authority Facilities Revenue Refunding Bonds, Escrowed to Maturity,
5.00%, 7/1/14	3,485	3,485

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Indiana - 0.6% continued
Indiana State Finance Authority Highway Revenue Refunding Bonds, Series A,
4.00%, 12/1/14	$100	$102
Indiana University Student Fee Revenue Bonds, Series U,
5.00%, 8/1/14	470	472
Purdue University Revenue Bonds, Series A,
5.00%, 7/1/14	250	250
Purdue University Student Fee Revenue Bonds, Series Z-1,
5.00%, 7/1/14	150	150
South Bend Community School Corp. Revenue Refunding Bonds, First Mortgage, 2002 School Building (NATL Insured State Aid Withholding),
4.50%, 7/15/15	125	131

		7,842

Kansas - 0.3%
Butler County Improvement Unified School District No. 490 G.O. Unlimited Bonds, Series B (AGM Insured), Prerefunded,
5.00%, 9/1/15	395	417
Johnson County International Improvement G.O. Unlimited Refunding Bonds, Series C,
3.00%, 9/1/14	140	141
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
5.00%, 9/1/15	1,000	1,057
Kansas State Development Finance Authority Revenue Bonds, Series K, Department of Commerce Impact Program,
5.00%, 12/1/14	250	255
Olathe G.O. Unlimited Bonds, Series 210,
4.00%, 10/1/14	185	187
Wichita G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/1/18	2,230	2,599

		4,656

Kentucky - 0.9%
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 95,
5.00%, 8/1/15	5,805	6,108
Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects,
5.00%, 7/1/18	4,500	5,205
Kentucky State Turnpike Authority Economic Development Road Revenue Refunding Bonds, Series B, Revitalization Projects (AGM Insured),
5.25%, 7/1/14	190	190

		11,503

Louisiana - 0.0%
Lafayette Utilities Revenue Bonds (NATL-RE Insured),
5.25%, 11/1/14	250	254

Maryland - 5.1%
Anne Arundel County Consolidated General Improvement G.O. Limited Bonds,
5.00%, 3/1/15	380	392
5.00%, 3/1/15	250	258
5.00%, 4/1/18	2,915	3,354
Anne Arundel County Consolidated Improvements G.O. Limited Bonds,
5.00%, 4/1/15	150	156
Baltimore Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 10/15/14	250	253
Baltimore Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series C (NATL Insured),
5.50%, 10/15/15	200	214
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 8/1/19	5,000	5,928
Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A,
5.00%, 11/1/15	500	532
Baltimore County Public Improvement G.O. Unlimited Bonds,
5.00%, 2/1/19	5,000	5,864
Baltimore Wastewater Projects Revenue Bonds, Series C,
5.00%, 7/1/21	1,330	1,595
Baltimore Water Project Revenue Bonds, Series A,
5.00%, 7/1/20	1,000	1,189

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Maryland - 5.1% continued
Charles County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 7/15/17	$1,470	$1,662
Charles County G.O. Unlimited Refunding Bonds, Prerefunded,
4.25%, 3/1/15	165	169
Frederick County G.O. Unlimited Refunding Bonds, Series C,
4.00%, 12/1/15	6,375	6,719
Frederick County Public Facilities G.O. Unlimited Refunding Bonds,
4.00%, 8/1/20	5,220	5,935
Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/15/19	3,735	4,377
Howard County Consolidated Public Improvement Project G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/15/14	450	453
Howard County G.O. Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project,
5.00%, 8/15/15	150	158
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, Prerefunded,
5.00%, 3/15/17	150	168
Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B,
5.00%, 8/1/16	15,000	16,459
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, First Series C,
5.00%, 8/1/20	5,000	6,012
Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series,
4.50%, 8/1/20	5,000	5,851
Maryland State Department of Transportation Consolidated Revenue Bonds, Second Issue,
4.00%, 9/1/15	200	209
Maryland State Department of Transportation Consolidated Revenue Bonds,
5.00%, 3/1/15	100	103
Prince Georges County Consolidated Public Improvement G.O. Limited Bonds, Series A,
5.00%, 7/15/14	100	100

		68,110

Massachusetts - 1.4%
Boston G.O. Unlimited Bonds, Series A,
5.00%, 4/1/15	180	187
Boston G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/14	100	100
Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A, Prerefunded,
4.25%, 7/1/14	50	50
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.00%, 7/1/14	130	130
Massachusetts State Bay Transportation Authority Sales TRB, Senior Series C,
5.25%, 7/1/14	275	275
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series A,
5.00%, 8/1/16	310	340
5.00%, 4/1/19	3,500	4,106
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C (NATL G.O. of Commonwealth Insured),
5.50%, 11/1/14	525	535
Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C, Prerefunded,
5.00%, 9/1/18	100	106
Massachusetts State Consolidated Loan G.O. Unlimited Bonds, Series A,
5.00%, 8/1/14	250	251
Massachusetts State Department of Transportation Metropolitan Highway System Revenue Bonds, Senior Series B,
5.00%, 1/1/15	3,500	3,585
Massachusetts State G.O. Limited Bonds, Series B, Consolidated Loan,
4.00%, 6/1/15	300	311
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 8/1/18	4,200	4,879
5.00%, 8/1/19	1,000	1,180

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Massachusetts - 1.4% continued
Massachusetts State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 12/1/15	$150	$158
Massachusetts State School Building Authority Sales TRB, Senior Series B,
5.00%, 10/15/15	1,000	1,062
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded,
5.00%, 8/15/15	395	416
Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Pool Program,
5.00%, 8/1/16	540	593
Peabody Massachusetts G.O. Limited Refunding Bonds, Series B (NATL-RE Insured),
5.00%, 7/15/14	400	401

		18,665

Michigan - 1.3%
Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/20	800	931
Kentwood Public Schools G.O. Unlimited Refunding Bonds,
4.00%, 5/1/18	2,340	2,584
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.00%, 10/15/17	1,100	1,240
Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program,
5.00%, 10/15/15	150	159
Michigan State Finance Authority Clean Water Revolving Fund Revenue Refunding Bonds,
5.00%, 10/1/20	2,805	3,353
Michigan State Finance Authority Revenue Refunding Bonds, State Revolving Fund,
5.00%, 10/1/19	2,755	3,258
Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B,
5.00%, 7/1/22	1,850	2,013
Michigan State Hospital Finance Authority Revenue Bonds, Chelsea Community Hospital Obligated, Prerefunded,
5.00%, 5/15/15	300	312
Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds,
5.00%, 10/1/19	1,635	1,933
Michigan State Trunk Line Fund Revenue Bonds (FGIC Insured), Prerefunded,
5.00%, 9/1/14	100	101
Western Michigan University General Revenue Refunding Bonds,
5.00%, 11/15/19	850	984

		16,868

Minnesota - 2.8%
Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured),
3.00%, 2/1/17	825	876
Edina Independent School Building District No. 273 G.O. Unlimited Refunding Bonds, Series B (School District Credit Program Insured),
5.00%, 2/1/18	4,310	4,924
Metropolitan Council Minneapolis-St. Paul Metropolitan Area G.O. Unlimited Refunding Bonds, Series C, Transit Capital,
4.00%, 3/1/15	240	246
Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B,
5.00%, 10/1/21	2,030	2,457
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series D,
5.00%, 8/1/15	500	526
Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/15	10,000	10,419
5.00%, 10/1/19	10,075	11,953
Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A,
5.00%, 2/1/19	1,810	2,122
St. Paul Metropolitan Area Council Minneapolis Wastewater G.O. Unlimited Refunding Bonds, Series E,
5.00%, 9/1/21	3,350	4,073

		37,596

NORTHERN FUNDS QUARTERLY REPORT    9    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Missouri - 0.0%
Belton School District No. 124 G.O. Unlimited Bonds, Series B (State Aid Direct Deposit Program),
4.50%, 3/1/15	$100	$103
Kansas City Water Revenue Refunding & Improvement Bonds, Series A,
5.00%, 12/1/14	100	102
St. Louis Board of Education G.O. Unlimited Refunding Bonds (NATL-RE Insured State Aid Direct Deposit Program),
5.25%, 4/1/15	455	472

		677

Nebraska - 0.0%
Lancaster County Public School District No. 1 G.O. Limited Bonds,
4.00%, 1/15/15	150	153
Lincoln Electric System Revenue Refunding Bonds,
4.00%, 9/1/15	100	105

		258

Nevada - 1.6%
Clark County School District Building G.O. Limited Bonds, Series B (AMBAC Insured),
5.00%, 6/15/15	2,000	2,093
Clark County School District G.O. Limited Bonds, Series C (AGM Insured),
5.00%, 6/15/18	2,000	2,133
Clark County School District G.O. Limited Bonds, Series C (AGM Insured), Prerefunded,
5.00%, 12/15/15	3,825	4,092
5.00%, 12/15/15	1,000	1,070
5.00%, 12/15/15	300	321
Clark County School District G.O. Limited Tax Bonds, Series B,
5.00%, 6/15/15	110	115
Clark County Transportation G.O. Limited Refunding Bonds, Series A (AMBAC Insured),
5.00%, 12/1/15	3,000	3,060
Las Vegas Valley Water District G.O. Limited Tax Refunding Bonds, Series D,
5.00%, 6/1/15	750	783
Nevada State Unemployment Compensation Fund Special Revenue Bonds,
5.00%, 6/1/17	5,000	5,628
Nevada State University System G.O. Limited Refunding Bonds, Series G (NATL-RE Insured),
5.00%, 8/1/15	250	263
Washoe County School District G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 6/1/19	1,825	2,035

		21,593

New Hampshire - 0.4%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series A, University System, Escrowed to Maturity,
5.00%, 7/1/14	3,000	3,001
Portsmouth Capital Improvement Loan G.O. Unlimited Bonds,
5.00%, 6/1/21	1,590	1,921

		4,922

New Jersey - 5.4%
Elizabeth G.O. Unlimited Bonds,
2.00%, 4/1/17	1,620	1,673
Gloucester County G.O. Unlimited Bonds,
2.00%, 9/15/15	100	102
Monmouth County G.O. Unlimited Bonds,
4.00%, 1/15/19	3,515	3,963
New Jersey Environmental Infrastructure Trust Revenue Bonds,
5.00%, 9/1/20	2,280	2,742
New Jersey Environmental Infrastructure Trust Revenue Bonds, Series A, Unrefunded Balance,
5.00%, 9/1/15	120	127
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series GG, School Facilities (State Appropriation Insured), Escrowed to Maturity,
5.00%, 9/1/15	5,000	5,283
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project,
5.00%, 6/15/19	15,000	17,205
New Jersey State EDA School Facilities Construction Revenue Bonds, Series J-3 (AGM Insured), Prerefunded,
5.00%, 9/1/14	2,625	2,647

TAX-EXEMPT FIXED INCOME FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
New Jersey - 5.4% continued
New Jersey State EDA School Facilities Construction Revenue Bonds, Series I, Prerefunded,
5.25%, 9/1/14	$100	$101
New Jersey State EDA School Facilities Construction Revenue Bonds, Series J-4 (AGM Insured), Escrowed to Maturity,
4.00%, 9/1/14	125	126
New Jersey State EDA School Facilities Construction Revenue Bonds, Series O, Prerefunded,
5.13%, 3/1/15	375	387
New Jersey State EDA School Facilities Construction Revenue Refunding Bonds, Series EE,
5.00%, 9/1/18	10,600	12,054
New Jersey State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/15	3,200	3,364
New Jersey State Transit Corp. COPS, Series A (AMBAC Insured),
5.25%, 9/15/14	2,000	2,021
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series B, Transportation System (NATL-RE Insured),
5.25%, 12/15/14	315	322
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series C (AGM Insured), Escrowedto Maturity,
5.75%, 12/15/14	225	231
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series C (NATL-RE FGIC Insured), Prerefunded,
5.25%, 6/15/15	4,710	4,941
New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series D (AMBAC Insured), Prerefunded,
5.00%, 6/15/15	4,000	4,186
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B,
5.00%, 6/15/19	2,250	2,591
Ocean County G.O. Unlimited Refunding Bonds (NATL-RE Insured),
5.00%, 11/1/15	100	106
Ocean County General Improvement G.O. Unlimited Bonds,
2.00%, 8/1/14	230	230
Union County G.O. Unlimited Bonds,
3.00%, 3/1/19	4,315	4,653
Union County G.O. Unlimited Bonds, Series B,
3.00%, 3/1/20	2,987	3,193
Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured),
3.00%, 3/1/18	460	495

		72,743

New Mexico - 2.0%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B,
5.00%, 7/1/21	1,675	2,007
Albuquerque G.O. Unlimited Bonds, Series A,
3.00%, 7/1/15	1,590	1,636
Albuquerque General Purpose G.O. Unlimited Bonds, Series A,
4.00%, 7/1/17	5,050	5,557
New Mexico State Finance Authority Revenue Bonds, Series A, Senior Lien, Public Project Revolving Fund,
4.25%, 6/1/15	100	104
New Mexico State Severance Tax Revenue Refunding Bonds, Series D,
5.00%, 7/1/17	10,000	11,295
New Mexico State University Improvement Refunding Revenue Bonds, Series B,
5.00%, 4/1/18	2,615	3,005
New Mexico State University Revenue Refunding & Improvement Bonds, Series B,
5.00%, 4/1/19	2,710	3,170

		26,774

New York - 6.0%
Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding),
3.00%, 5/1/18	4,015	4,315
Metropolitan Transportation Authority Revenue Bonds, Series A,
5.00%, 11/15/18	1,000	1,164
Metropolitan Transportation Authority Revenue Bonds, Series B-1,
5.00%, 11/15/15	135	144

NORTHERN FUNDS QUARTERLY REPORT    11    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
New York - 6.0% continued
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.00%, 11/15/17	$2,235	$2,548
Metropolitan Transportation Authority Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 11/15/14	450	459
Metropolitan Transportation Authority Revenue Refunding Bonds, Series F,
2.00%, 11/15/14	150	151
Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding),
5.00%, 5/1/17	705	789
5.00%, 5/1/18	1,000	1,144
New York City G.O. Unlimited Bonds, Series A (NATL-RE-IBC Insured), Prerefunded, Escrowed to Maturity,
5.00%, 8/1/14	10	10
New York City G.O. Unlimited Bonds, Series A, Unrefunded Balance (NATL-RE-IBC Insured),
5.00%, 8/1/14	190	191
New York City G.O. Unlimited Bonds, Series A-1,
4.00%, 8/15/14	100	100
New York City G.O. Unlimited Bonds, Series B, Prerefunded, Escrowed to Maturity,
3.00%, 8/1/14	185	185
New York City G.O. Unlimited Bonds, Series B, Unrefunded Balance,
3.00%, 8/1/14	65	65
New York City G.O. Unlimited Bonds, Series C,
4.00%, 8/1/14	100	100
5.00%, 8/1/14	250	251
New York City G.O. Unlimited Bonds, Series E,
4.00%, 8/1/14	545	547
5.00%, 8/1/14	250	251
5.00%, 8/1/14	170	171
New York City G.O. Unlimited Bonds, Series G,
5.00%, 8/1/14	460	462
5.00%, 8/1/14	300	301
5.00%, 8/1/14	150	151
5.00%, 8/1/15	350	368
5.00%, 8/1/19	5,000	5,852
New York City G.O. Unlimited Bonds, Series I (NATL-RE-IBC Insured),
5.00%, 8/1/14	100	100
New York City G.O. Unlimited Bonds, Series K,
4.00%, 8/1/14	100	100
New York City G.O. Unlimited Bonds, Subseries F-1, Prerefunded, Escrowed to Maturity,
5.25%, 9/1/14	10	10
New York City G.O. Unlimited Bonds, Subseries F-1, Unrefunded Balance,
5.25%, 9/1/14	140	141
New York City G.O. Unlimited Bonds, Subseries G-1,
5.00%, 4/1/21	1,475	1,738
New York City G.O. Unlimited Bonds, Series H-1,
5.00%, 3/1/16	5,000	5,396
New York City G.O. Unlimited Bonds, Subseries G-3,
3.00%, 8/1/14	490	491
New York City G.O. Unlimited Refunding Bonds, Series F,
4.00%, 8/1/14	150	151
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-2, Fiscal 2009 (State Aid Withholding),
5.00%, 7/15/14	205	205
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.00%, 11/1/15	3,935	4,181
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Unrefunded Balance,
5.00%, 11/1/15	1,065	1,134
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-3, Escrowed to Maturity,
4.00%, 8/1/14	200	201

TAX-EXEMPT FIXED INCOME FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
New York - 6.0% continued
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B-3,
5.00%, 11/1/14	$225	$229
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-1,
4.00%, 11/1/14	210	213
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E,
5.00%, 11/1/15	490	522
New York City Transitional Finance Authority Future TRB, Series A, Unrefunded Balance,
5.00%, 11/1/14	95	97
New York City Transitional Finance Authority Future TRB, Series A, Prerefunded, Escrowed to Maturity,
5.00%, 11/1/14	75	76
New York City Transitional Finance Authority Recovery Revenue Bonds, Subseries 3B-1,
5.00%, 11/1/14	190	193
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Escrowed to Maturity,
5.00%, 11/1/15	2,470	2,624
New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Unrefunded Balance,
5.00%, 11/1/15	6,130	6,527
New York Fiscal 2008 G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/15	170	179
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.00%, 10/1/16	1,905	2,092
5.00%, 10/1/17	2,880	3,253
New York State Dormitory Authority Personal Income Tax Education Revenue Bonds, Series D,
5.00%, 3/15/15	130	134
New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A,
5.00%, 2/15/21	4,650	5,535
New York State Dormitory Authority Revenue Bonds, Series A, Columbia University,
5.00%, 7/1/14	150	150
New York State Dormitory Authority Supported Debt Mental Health Services Facilities Revenue Bonds, Unrefunded Balance (State Appropriation Insured),
5.00%, 8/15/15	300	316
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, City University Consolidated 5th General,
4.00%, 7/1/15	175	182
New York State Dormitory Authority Supported Debt Revenue Bonds, Series A, City University System Consolidated 5th General (NATL Insured),
5.00%, 7/1/15	200	210
New York State Dormitory Authority Supported Debt Revenue Bonds, Series B, City University Consolidated Fifth General Resolution,
5.00%, 7/1/14	1,370	1,370
New York State Dormitory Economic Development & Housing Authority Personal Income TRB, Series A,
4.00%, 12/15/14	100	102
New York State Dormitory Education Authority Personal Income TRB, Series A,
5.00%, 3/15/16	1,265	1,366
New York State Economic Development & Housing Finance Agency Personal Income TRB, Series A,
4.00%, 3/15/15	100	103
New York State Environmental Facilities Corp. Clean Municipal Water & Drinking Revenue Bonds, Series B, Revolving Funds,
5.00%, 6/15/15	250	262
New York State Environmental Facilities Corp. Clean Water & Drinking Revenue Bonds, Series A,
5.00%, 6/15/15	150	157
New York State Environmental Facilities Corp. Personal Income TRB, Series A,
4.00%, 12/15/14	350	356
4.00%, 12/15/14	100	102

NORTHERN FUNDS QUARTERLY REPORT    13    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
New York - 6.0% continued
New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Senior Lien (G.O. of Corp. Insured),
5.00%, 4/1/15	$200	$207
New York State Thruway Authority Local Highway & Bridge Revenue Bonds,
5.00%, 4/1/15	4,500	4,664
New York State Thruway Transportation Authority Personal Income TRB, Series A,
5.00%, 3/15/15	100	103
New York State University Dormitory Facilities Authority Supported Debt Revenue Bonds, Series A,
4.00%, 7/1/15	145	151
New York State University Dormitory Facilities Authority Supported Debt Revenue Bonds, Series B (NATL-RE Insured),
5.00%, 7/1/14	120	120
New York State Urban Development Corp. Personal Income TRB, Series A1,
4.00%, 12/15/15	500	528
New York State Urban Development Corp. Personal Income TRB, Series D,
5.00%, 3/15/20	2,850	3,372
New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/21	4,750	5,660
New York State Urban Development Corp. Revenue Refunding Bonds, Series D,
5.00%, 1/1/16	3,000	3,215
Tobacco Settlement Financing Corp. Revenue Asset Backed Bonds, Series B,
5.00%, 6/1/20	2,500	2,604

		80,541

North Carolina - 2.4%
Cary Public Improvement G.O. Unlimited Refunding Bonds, Series B,
4.00%, 6/1/15	250	259
Mecklenburg County G.O. Unlimited Refunding Bonds, Series A,
4.00%, 8/1/14	100	100
Mecklenburg County G.O. Unlimited Refunding Bonds, Series C,
5.00%, 3/1/16	10,000	10,789
New Hanover County Community College G.O. Unlimited Bonds, Series A,
5.00%, 6/1/17	2,500	2,820
North Carolina State G.O. Unlimited Refunding Bonds, Series C,
4.00%, 5/1/20	10,000	11,390
University of North Carolina System Pool Revenue Bonds, Series A (Assured Guaranty Insured),
4.00%, 10/1/14	500	505
Wake County School G.O. Unlimited Bonds, Series A,
5.00%, 2/1/18	5,100	5,854

		31,717

North Dakota - 0.0%
North Dakota State PFA Revenue Bonds, Series A, State Revolving Fund Program,
4.00%, 10/1/14	200	202

Ohio - 4.7%
Cincinnati Various Purpose G.O. Unlimited Refunding Bonds, Series C,
5.00%, 12/1/14	150	153
Columbus G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 7/1/19	5,000	5,920
Columbus Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/15/19	2,000	2,373
Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program Insured),
5.00%, 11/1/20(1)	750	883
Hamilton County Sewer System Revenue Refunding Bonds, Series A,
5.00%, 12/1/17	1,150	1,315
Miami University Receipts Revenue Refunding Bonds (AMBAC Insured),
3.63%, 9/1/14	100	101
Miami University Revenue Refunding Bonds,
4.00%, 9/1/15	540	564
Ohio State Building Authority Facilities Revenue Bonds, Series A, Juvenile Correction Building,
3.70%, 10/1/14	200	202
Ohio State Building Authority Revenue Bonds, Series C,
4.00%, 10/1/14	100	101
5.00%, 10/1/15	200	212

TAX-EXEMPT FIXED INCOME FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Ohio - 4.7% continued
Ohio State Common Schools G.O. Unlimited Bonds, Series B,
5.00%, 6/15/19	$5,000	$5,890
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/15	6,000	6,348
Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series C,
5.00%, 9/15/14	2,500	2,525
Ohio State Department of Administrative Knowledge System Services COPS, Series A,
5.00%, 9/1/15	11,950	12,627
Ohio State Fresh Water Development Authority Revenue Bonds, Series A,
5.00%, 6/1/19	2,000	2,365
Ohio State G.O. Unlimited Bonds, Series D,
5.00%, 9/15/15	100	106
Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/14	7,500	7,531
Ohio State Higher Educational Facility Commission Revenue Bonds, University Dayton Project (AMBAC Insured), Prerefunded,
5.00%, 12/1/14	600	612
Ohio State Major New Infrastructure Project Revenue Bonds, Series 2006-1 (NATL-RE Insured),
5.00%, 6/15/15	150	157
Ohio State Major New Street Infrastructure Project Revenue Bonds, Series 3,
5.00%, 12/15/14	130	133
Ohio State Parks & Recreation Capital Facilities Revenue Bonds, Series II-A (NATL-RE Insured),
4.00%, 12/1/14	100	102
Ohio State Third Frontier Research & Development G.O. Unlimited Bonds, Series A,
3.00%, 5/1/19	2,450	2,641
Ohio State University Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.00%, 12/1/14	280	286
Ohio State University Revenue Bonds, Series A, Unrefunded Balance,
5.00%, 12/1/14	4,720	4,816
Ohio State Water Quality Development Authority PCR Refunding Bonds,
5.00%, 12/1/14	2,250	2,296
University of Akron Receipts Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/15	2,500	2,560

		62,819

Oklahoma - 0.3%
Edmond Public Works Authority Sales Tax & Utility System Revenue Refunding Bonds,
3.00%, 7/1/15	1,850	1,902
Oklahoma City Water & Sewer Utilities Trust Revenue Refunding Bonds, Series B,
3.50%, 7/1/15	200	207
Oklahoma State Municipal Power Authority Revenue Bonds, Series A,
5.00%, 1/1/15	1,575	1,612

		3,721

Oregon - 2.0%
Clackamas County G.O. Limited Bonds (NATL-RE Insured),
4.00%, 6/1/15	230	238
Deschutes County Administrative School District No. 1 G.O. Unlimited Bonds (NATL Insured),
4.00%, 6/15/15	100	104
Oregon State Board Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 8/1/17	2,380	2,695
Oregon State Department of Administrative Services COPS, Series A (AGM Insured), Prerefunded,
5.00%, 5/1/15	500	520
Oregon State Department of Administrative Services COPS, Series C,
5.00%, 11/1/14	2,895	2,943
Oregon State Department of Administrative Services Refunding COPS, Series D,
5.00%, 11/1/14	5,670	5,764
Oregon State G.O. Unlimited Bonds, Series E, Oregon Univ System Project,
4.00%, 8/1/15	100	104

NORTHERN FUNDS QUARTERLY REPORT    15    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Oregon - 2.0% continued
Oregon State G.O. Unlimited Bonds, Series L,
5.00%, 11/1/20	$1,740	$2,099
5.00%, 11/1/21	905	1,099
Oregon State University System G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/20	2,020	2,429
Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds,
4.00%, 11/1/17	5,000	5,314
Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien,
4.00%, 10/1/15	2,435	2,549
Washington County School District No. 48J Beaverton G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
3.00%, 6/15/15	250	257
Yamhill County School District No. 29J Newberg G.O. Unlimited Bonds, Series A (School Board Guaranty Program),
3.00%, 6/15/15	250	257

		26,372

Pennsylvania - 2.2%
Allegheny County G.O. Unlimited Refunding Bonds, Series C-73,
5.00%, 12/1/20(1)	1,000	1,178
Central Bucks School District G.O. Unlimited Bonds (AGM Insured State Aid Withholding),
5.00%, 5/15/15	100	104
Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding),
3.00%, 10/15/18	300	322
Pennsylvania State G.O. Unlimited Bonds, First Series,
5.00%, 3/15/15	150	155
5.00%, 5/15/15	150	157
Pennsylvania State G.O. Unlimited Refunding Bonds, Second Series,
5.00%, 7/1/15	15,000	15,732
Pennsylvania State G.O. Unlimited Refunding Bonds, Third Series 2004,
5.25%, 7/1/14	150	150
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania,
5.00%, 9/1/17	5,000	5,681
Philadelphia Water & Wastewater Revenue Bonds, Series A,
4.00%, 1/1/17	500	542
University of Pittsburgh of the Commonwealth System of Higher Education Revenue Bonds, Series B, Capital Project (G.O. of University Insured),
5.00%, 9/15/14	6,000	6,061

		30,082

Rhode Island - 0.0%
Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A,
5.00%, 10/1/14	150	152

South Carolina - 1.5%
Charleston Educational Excellence Finance Corp. Revenue Bonds, Charleston County School District, Prerefunded,
5.25%, 12/1/15	150	161
Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured),
5.00%, 3/1/18	5,705	6,552
Lancaster Educational Assistance Program, Inc. Installment Purchase Revenue Bonds, School District Lancaster County Project, Prerefunded,
5.25%, 12/1/14	645	658
Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured),
5.00%, 3/1/19	2,120	2,484
South Carolina State Capital Improvements G.O. Unlimited Bonds,
5.00%, 3/1/15	10,000	10,326
South Carolina State University Infrastructure G.O. Unlimited Bonds, Series B (State Aid Withholding),
5.00%, 11/1/14	200	203

		20,384

Tennessee - 1.3%
Knoxville Wastewater System Revenue Bonds,
6.00%, 4/1/15	125	130

TAX-EXEMPT FIXED INCOME FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Tennessee - 1.3% continued
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University (G.O. of University Insured),
5.25%, 10/1/15	$5,000	$5,318
Shelby County G.O. Unlimited Refunding Bonds, Series A, Prerefunded, Escrowed to Maturity,
5.00%, 4/1/15	995	1,031
Shelby County G.O. Unlimited Refunding Bonds, Series A, Unrefunded Balance,
5.00%, 4/1/15	4,005	4,152
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/15	5,000	5,204
Tennessee State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/20	1,145	1,377

		17,212

Texas - 7.5%
Alamo Community College District Combined Fee Revenue Refunding Bonds (AMBAC Insured), Escrowed to Maturity,
4.00%, 11/1/14	100	101
Alamo Community College District G.O. Limited Tax Bonds, Series A (NATL-RE Insured),
5.00%, 8/15/14	170	171
Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B, (PSF-Gtd.),
3.00%, Mandatory Put 8/15/17	5,000	5,327
Austin Electric Utility System Revenue Refunding Bonds (AGM Insured),
5.00%, 11/15/14	150	153
Brownsville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), Prerefunded,
5.00%, 8/15/15	200	211
Bryan Independent School District G.O. Unlimited Bonds, Series B (PSF-Gtd.),
5.25%, 2/15/15	200	206
Carrollton G.O. Limited Refunding & Improvement Bonds,
2.00%, 8/15/14	555	556
Channelview Independent School District Building G.O. Unlimited Bonds, Series B (PSF-Gtd.), Prerefunded,
5.00%, 8/15/14	100	101
Collin County Road G.O. Unlimited Bonds,
4.50%, 2/15/15	100	103
Colony G.O. Limited Bonds, Certificates of Obligation (AMBAC Insured), Prerefunded,
5.00%, 8/15/23	250	264
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF-Gtd.),
3.13%, 2/15/17	7,140	7,620
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-2 (PSF-Gtd.),
3.00%, Mandatory Put 8/15/17	1,750	1,858
Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.),
2.00%, Mandatory Put 8/15/15	3,000	3,050
Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
3.25%, 2/15/17	7,000	7,494
Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien (AMBAC Insured),
5.00%, 12/1/14	700	714
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.),
5.50%, 2/15/17	10,000	11,291
Dallas Waterworks & Sewer System Revenue Refunding Bonds,
5.00%, 10/1/15	250	265
Denton County Permanent Improvement G.O. Limited Refunding Bonds (NATL-RE Insured), Prerefunded,
4.50%, 7/15/15	200	209
El Paso County Hospital District G.O. Limited Certificates (AMBAC Insured), Prerefunded,
5.00%, 8/15/15	1,000	1,054
Fort Worth Water & Sewer Revenue Refunding Bonds,
5.00%, 2/15/17	1,120	1,249

NORTHERN FUNDS QUARTERLY REPORT    17    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Texas - 7.5% continued
Frisco G.O. Limited Refunding & Improvement Bonds (NATL-RE Insured),
5.25%, 2/15/15	$100	$103
Frisco Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.25%, 8/15/15	210	222
Frisco Refunding & Improvement G.O. Limited Bonds (NATL-RE Insured), Prerefunded,
5.25%, 2/15/15	135	139
Garland G.O. Limited Refunding Bonds,
5.00%, 2/15/15	150	155
Goose Creek Consolidated Independent School District Schoolhouse G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/16	500	538
Grapevine-Colleyville Independent School Building District G.O. Unlimited Refunding Bonds, Series A (NATL Insured),
4.25%, 8/15/14	200	201
Harris County Flood Control District G.O. Limited Refunding Contract Bonds, Series A,
5.00%, 10/1/15	160	170
Harris County Toll Road G.O. Unlimited Refunding Bonds, Series A, Subordinate Lien,
4.00%, 8/15/15	100	104
Houston Community College System Student Fee Revenue Bonds, Senior Lien,
4.00%, 4/15/15	125	129
Houston G.O. Limited Bonds, Series D (AMBAC Insured), Prerefunded,
5.00%, 3/1/15	300	310
Houston Independent School Building District G.O. Limited Bonds, Series A (PSF-Gtd.), Prerefunded,
5.00%, 2/15/15	250	258
Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF-Gtd.),
6.30%, 8/15/14	325	327
Houston Public Improvement G.O. Limited Bonds, Series E (AMBAC Insured), Prerefunded,
5.00%, 3/1/15	3,000	3,097
Houston Public Improvement G.O. Limited Refunding Bonds, Series A,
5.00%, 3/1/17	5,000	5,586
Houston Utility System Combined Revenue Refunding Bonds, Series A, First Lien (Assured Guaranty Insured),
3.50%, 11/15/15	500	523
Houston Utility System Combined Revenue Refunding Bonds, Series D, First Lien,
5.00%, 11/15/15(1)	10,345	11,022
Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
2.90%, 6/15/15	100	103
Klein Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.50%, 8/1/15	295	312
La Joya Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/24	250	269
Lancaster Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded,
5.00%, 2/15/15	290	299
Laredo G.O. Limited Refunding Bonds (AMBAC Insured),
5.00%, 8/15/14	125	126
Laredo Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/1/15	150	158
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded,
5.50%, 5/15/15	475	497
Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, Escrowed to Maturity,
5.00%, 5/15/15	5	5
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded,
5.75%, 5/15/15	270	283
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, Escrowed to Maturity,
5.00%, 5/15/15	65	68
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-2, Prerefunded, Escrowed to Maturity,
5.00%, 5/15/15	1,250	1,303

TAX-EXEMPT FIXED INCOME FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Texas - 7.5% continued
Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-2, Unrefunded Balance,
5.00%, 5/15/15	$260	$271
Lubbock Certificates Obligation Waterworks G.O. Limited Bonds, Series A,
4.00%, 2/15/15	220	225
North Texas State Municipal Water District System Revenue Refunding & Improvement Bonds,
4.00%, 9/1/14	100	101
Northeast Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/1/15	150	158
Northside Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 8/15/18	650	737
Plano Independent School District Building G.O. Unlimited Bonds, Series A,
5.00%, 2/15/15	230	237
Richardson G.O. Limited Refunding Bonds,
4.00%, 2/15/18	1,000	1,111
Round Rock Independent School Building District G.O. Unlimited Bonds, Series A,
3.50%, 8/1/15	100	104
Schertz-Cibolo-Universal City Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/1/15	900	925
Southlake G.O. Limited Refunding Bonds,
4.00%, 2/15/15	100	102
Spring Independent Schoolhouse District G.O. Unlimited Refunding Bonds, Series 2008A (PSF-Gtd.),
5.00%, 8/15/15	310	327
Tarrant County G.O. Limited Tax Bonds,
4.13%, 7/15/14	150	150
5.00%, 7/15/15	250	263
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/15	200	212
Texas State PFA G.O. Unlimited Bonds,
5.00%, 10/1/15	215	228
Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/15	7,000	7,426
5.00%, 10/1/18(1)	3,620	4,222
Texas State PFA Revenue Bonds, Building & Procurement Commission (NATL-RE Insured),
4.50%, 8/1/14	135	136
Texas State PFA Unemployment Compensation Revenue Bonds, Series A,
5.00%, 7/1/14	615	615
Texas State Transportation Commission Highway Fund Revenue Refunding Bonds, Series A, 1st Tier,
5.00%, 4/1/20	5,000	5,966
Texas State Transportation Commission Revenue Bonds, First Tier,
5.00%, 4/1/15	305	316
Tomball Independent School Building District Variable G.O. Unlimited Bonds, Series B-3 (PSF-Gtd.),
2.00%, Mandatory Put 8/15/16	7,250	7,469
University of Texas Financing System Revenue Bonds, Series A,
5.00%, 8/15/14	175	176
University of Texas Financing System Revenue Bonds, Series D,
5.00%, 8/15/15	100	105
Weatherford Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/15	150	154
Williamson County Road G.O. Unlimited Bonds (AMBAC Insured),
5.00%, 2/15/15	150	155
Ysleta Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/15	150	158

		100,353

Utah - 1.7%
Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program),
5.00%, 6/1/18	7,540	8,711
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A,
5.00%, 10/1/27(1)	300	340
5.00%, 10/1/28(1)	200	225
Nebo School District G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program),
3.00%, 7/1/14	130	130

NORTHERN FUNDS QUARTERLY REPORT    19    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Utah - 1.7% continued
Salt Lake City Sales & Excise TRB, Series A,
1.50%, 10/1/15	$250	$254
Salt Lake County Sales TRB, Prerefunded,
5.00%, 8/1/15	2,140	2,252
Utah State G.O. Unlimited Bonds, Series A,
5.00%, 7/1/15	10,160	10,656
Utah State G.O. Unlimited Bonds, Series B, Prerefunded,
5.00%, 7/1/14	400	400

		22,968

Virginia - 7.3%
Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 2/15/18	1,755	2,017
5.00%, 2/15/19	3,305	3,879
Arlington County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 8/1/15	3,235	3,371
Fairfax County Economic Development Authority Lease Revenue Refunding Bonds, Joint Public Uses Complex Project,
5.00%, 5/15/20	6,620	7,844
5.00%, 5/15/21	6,945	8,303
Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding),
5.00%, 10/1/15	10,235	10,854
Loudoun County G.O. Unlimited Bonds, Series B,
5.00%, 11/1/17	10,000	11,415
Loudoun County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 12/1/17	3,010	3,343
Lynchburg Public Improvement G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 6/1/18(1)	2,990	3,456
Suffolk Public Improvement G.O. Unlimited Bonds (NATL-RE Insured), Prerefunded,
4.13%, 8/1/14	120	120
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series B, Public Higher Educational Financing Program (State Intercept Program),
5.00%, 9/1/14	350	353
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series C, 21st Century College (State Intercept Program),
4.00%, 2/1/15	100	102
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
5.00%, 5/15/18	3,465	4,005
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects (State Appropriation Insured),
5.00%, 5/15/17	2,725	3,066
Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
5.00%, 5/15/20	8,170	9,701
Virginia State G.O. Unlimited Bonds, Series A, Prerefunded,
4.50%, 6/1/15	250	260
Virginia State Public Building Authority Facilities Revenue Bonds, Series A,
5.00%, 8/1/14	260	261
Virginia State Public Building Authority Facilities Revenue Refunding Bonds, Series D,
4.00%, 8/1/15	115	120
5.00%, 8/1/15	150	158
Virginia State Public School Authority Revenue Bonds, Series B-1, School Financing 1997 (State Aid Withholding),
5.00%, 8/1/16	1,000	1,097
Virginia State Public School Financing Authority Revenue Refunding Bonds, Series C (State Aid Withholding),
5.00%, 8/1/19	10,000	11,807
Virginia State Resources Authority Clean Water Revenue Refunding Bonds, Revolving Fund,
5.00%, 10/1/20	3,500	4,213
Virginia State Resources Authority Infrastructure Non Ace Revenue Bonds, Senior Series A, Pooled Financing,
5.00%, 11/1/15	4,025	4,284

TAX-EXEMPT FIXED INCOME FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Virginia - 7.3% continued
Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing,
5.00%, 11/1/20	$1,930	$2,314
Virginia State Resources Authority Sub-Clean Water State Revolving Fund Revenue Bonds, Prerefunded,
5.00%, 10/1/17	1,750	1,994

		98,337

Washington - 5.0%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station,
5.00%, 7/1/15	260	273
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/15	5,100	5,349
Energy Northwest Electric Revenue Refunding Bonds, Series A, Columbia Generating Station,
5.00%, 7/1/18	5,000	5,791
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project No. 1,
5.00%, 7/1/14	3,500	3,500
5.00%, 7/1/15	350	367
5.00%, 7/1/15	200	210
Energy Northwest Electric Revenue Refunding Bonds, Series C, Project No. 1,
5.00%, 7/1/15	100	105
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 1,
5.50%, 7/1/14	1,600	1,600
Energy Northwest Washington Electric Revenue Refunding Bonds, Series A, Project No. 3,
5.00%, 7/1/14	225	225
5.00%, 7/1/18	10,000	11,583
King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/18	2,500	2,816
5.00%, 12/1/20	2,000	2,391
King County Rural Library District G.O. Unlimited Bonds,
3.00%, 12/1/15	100	104
Lewis County Public Utility District No. 1 Cowlitz Falls Hydroelectric Project Revenue Refunding Bonds,
5.00%, 10/1/17	600	681
Snohomish County G.O. Limited Tax Refunding Bonds, Series A,
4.00%, 12/1/15	200	211
Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured),
5.00%, 12/1/17	3,000	3,196
Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	904
Snohomish County School District No. 16 Arlington G.O. Unlimited Refunding Bonds (NATL School Board Guaranty Program), Prerefunded,
5.25%, 12/1/14	250	255
Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program,
5.00%, 9/1/18	4,750	5,474
Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A,
5.00%, 1/1/18	5,200	5,945
Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/15	2,000	2,105
Washington State Various Purpose G.O. Unlimited Bonds, Series D,
5.00%, 2/1/21	9,795	11,710
Washington State Various Purpose G.O. Unlimited Bonds, Series F,
4.50%, 7/1/15	250	261
Whatcom County School District No. 501 Bellingham G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/20(1)	2,170	2,583

		67,639

Wisconsin - 2.1%
Milwaukee County G.O. Unlimited Refunding Bonds, Series A,
3.40%, 8/1/14	5,000	5,014
Milwaukee County Metropolitan System Sewerage District G.O. Unlimited Refunding Bonds, Series A,
5.50%, 10/1/15	100	107

NORTHERN FUNDS QUARTERLY REPORT    21    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 95.2% continued
Wisconsin - 2.1% continued
Milwaukee G.O. Unlimited Bonds, Series N 1, Promissory Notes (AMBAC Insured),
5.00%, 2/15/15	$145	$149
Milwaukee G.O. Unlimited Bonds, Series N1, Promissory Notes,
5.00%, 2/15/16	4,300	4,628
Milwaukee G.O. Unlimited Promissory & Corporate Notes,
5.00%, 5/1/20	1,175	1,396
Wisconsin State G.O. Unlimited Bonds, Series D,
5.00%, 5/1/15	4,625	4,813
Wisconsin State G.O. Unlimited Refunding Bonds, Series 1,
5.00%, 5/1/19	5,000	5,880
5.00%, 5/1/20	5,000	5,955
Wisconsin State Transportation Revenue Bonds, Series A (NATL Insured), Prerefunded,
4.50%, 7/1/15	250	261

		28,203

Total Municipal Bonds (Cost $1,248,819)		1,276,575

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.9%
AIM Tax-Free Cash Reserve Portfolio	96,059	$96
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(2) (3)	65,206,100	65,206

Total Investment Companies (Cost $65,302)		65,302

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.9%
Bartow County School District G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 10/1/14	$450	$456
Beaumont G.O. Limited Refunding Bonds,
3.00%, 3/1/15	100	102
Bernalillo County Gross Receipts Tax Revenue Refunding Bonds (AMBAC Insured),
5.00%, 10/1/14	200	202
Citizens Property Insurance Corp. High Risk Account Senior Secured Revenue Refunding Bonds, Series A (NATL-RE Insured),
5.00%, 3/1/15	565	583
Cleveland Water Revenue Bonds, Series W,
5.00%, 1/1/15	100	102
Cook County Community High School District No. 219 Niles Township G.O. Unlimited Bonds, Unrefunded Balance (NATL Insured),
7.88%, 12/1/14	800	826
Dallas Waterworks & Sewer System Revenue Refunding Bonds,
4.00%, 10/1/14	100	101
Dane County G.O. Unlimited Bonds, Series A, Promissory Notes,
1.00%, 6/1/15(1)	825	831
Edcouch Elsa Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
5.00%, 2/15/15	365	376
Elysian Fields Independent School District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 2/15/15	135	139
Florida State Board of Education Lottery Revenue Refunding Bonds, Series B (AMBAC Insured),
5.00%, 7/1/14	5,820	5,821
Forsyth County Limited Obligation Revenue Bonds,
4.00%, 4/1/15	200	206
Fort Zumwalt School District G.O. Unlimited Refunding Bonds, Series A (State Aid Direct Deposit Program),
5.00%, 3/1/15	200	207
Harris County Permanent Improvement G.O. Limited Refunding Bonds,
5.75%, 10/1/14	150	152
Indiana State Finance Authority Revenue Refunding Bonds, Series A, State Revolving Fund,
5.00%, 2/1/15	150	154
Lake County Community High School District No. 115 Lake Forest G.O. Unlimited Bonds,
4.00%, 11/1/14	250	253
Lone Star College System G.O. Limited Tax Refunding Bonds, Series B,
5.00%, 2/15/15	100	103

TAX-EXEMPT FIXED INCOME FUNDS    22    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.9% continued
Milwaukee County G.O. Unlimited Refunding Bonds, Series A (NATL-RE Insured),
5.00%, 10/1/14	$100	$101
Montgomery County G.O. Unlimited Bonds, Certificates of Obligation (AGM Insured),
5.00%, 3/1/15	100	103
Nacogdoches Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/15	395	405
New Mexico State Finance Authority Revenue Bonds, Series A, Senior Lien, Public Project Revolving Fund,
3.00%, 6/1/15	115	118
San Antonio Municipal Drain Utility System Revenue Bonds (NATL-RE Insured),
5.25%, 2/1/15	125	129
Schertz-Cibolo-Universal City Independent School Building District G.O. Unlimited Bonds, Series A (PSF-Gtd.),
5.00%, 2/1/15	380	391
Valley View Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.),
4.00%, 2/15/15	225	230

Total Short-Term Investments (Cost $12,086)		12,091

Total Investments - 101.0% (Cost $1,326,207)		1,353,968

Liabilities less Other Assets - (1.0)%		(13,935)

NET ASSETS - 100.0%		$1,340,033

(1)	When-Issued Security.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $89,477,000 with net sales of approximately $24,271,000 during the three months ended June 30, 2014.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	25.7%
AA	56.7
A	12.3
Not Rated	0.5
Cash and Equivalents	4.8

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	16.7%
General Obligations	37.1
School District	16.4
All other sectors less than 5%	29.8

Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT    23    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	JUNE 30, 2014 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The Inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$1,276,575	(1)	$—	$1,276,575
Investment Companies	65,302	—		—	65,302
Short-Term Investments	—	12,091		—	12,091

Total Investments	$65,302	$1,288,666		$—	$1,353,968

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,326,207

Gross tax appreciation of investments	$28,312
Gross tax depreciation of investments	(551)

Net tax appreciation of investments	$27,761

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guarantee Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

BAM - Build America Mutual

COPS - Certificates of Participation

CR - Custody Receipt

EDA - Economic Development Agency

FGIC - Financial Guaranty Insurance Corporation

IBC - Insured Bond Certificates

G.O. - General Obligation

Gtd. - Guaranteed

NATL-RE - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina School District Enhancement

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    24    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2%
Alabama - 0.1%
Birmingham Convertible G.O. Unlimited CABS, Series A,
0.43%, 3/1/27(1)	$1,000	$982

Alaska - 0.4%
Alaska State General Housing Finance Corp. Revenue Bonds, Series B (NATL-RE G.O. of Corp. Insured),
5.25%, 12/1/25	3,000	3,150

Arizona - 2.2%
Arizona State Transportation Board Highway Revenue Bonds, Series B,
5.00%, 7/1/24	5,000	5,717
Phoenix Civic Plaza Improvement Corp. Excise TRB, Subseries A (BHAC-CR FGIC Insured),
5.00%, 7/1/41	5,000	5,179
Phoenix G.O. Unlimited Refunding Bonds,
4.00%, 7/1/25	5,000	5,539

		16,435

California - 12.3%
Brentwood Infrastructure Financing Authority Water Revenue Bonds,
5.75%, 7/1/38	1,500	1,692
California State Educational Facilities Authority Revenue Bonds, Series A, University of Southern California,
5.25%, 10/1/38	2,000	2,263
California State Educational Facilities Authority Revenue Bonds, University Southern California,
4.75%, 10/1/28	5,000	5,241
California State G.O. Unlimited Refunding Bonds,
6.25%, 11/1/34	2,830	3,452
California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State Various Purpose G.O. Unlimited Bonds,
4.75%, 6/1/35	5,000	5,152
Carlsbad Unified School District Convertible Election G.O. Unlimited CABS, Series B,
1.78%, 5/1/34(1)	2,500	2,144
Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AGM-CR AMBAC Insured),
2.83%, 8/1/40(1)	10,000	2,698
2.77%, 8/1/41(1)	10,000	2,563
Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election 2004 (AGM Insured),
2.57%, 8/1/46(1)	12,000	2,110
Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured),
5.00%, 8/1/37	1,500	1,653
Long Beach Community College District Convertible G.O. Unlimited CABS, Series B, Election of 2008,
1.64%, 8/1/49(1)	5,000	2,034
Long Beach Harbor Revenue Refunding Bonds, Series A (AMT) (NATL-RE Insured),
5.00%, 5/15/21	1,000	1,040
Los Angeles Department of Water & Power System Revenue Bonds, Series B,
5.00%, 7/1/28	1,650	1,941
Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured),
5.00%, 7/1/39	3,000	3,298
Los Angeles Unified School District G.O. Unlimited Bonds, Series F,
5.00%, 1/1/34	1,000	1,122
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series C,
5.00%, 7/1/23	2,000	2,428
Metropolitan Water District of Southern California State Revenue Bonds, Series A,
5.00%, 7/1/32	6,105	6,736
Modesto Irrigation District Capital Improvements COPS, Series A,
5.75%, 10/1/29	7,020	8,086
Riverside County Transportation Commission Sales Limited TRB, Series A,
5.25%, 6/1/39	2,000	2,288
Sacramento County Airport System Senior Revenue Bonds,
5.00%, 7/1/28	1,280	1,415
San Francisco Bay Area Toll Authority Bridge Revenue Bonds, Series F-1,
5.00%, 4/1/34	5,000	5,609

NORTHERN FUNDS QUARTERLY REPORT    1    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2% continued
California - 12.3% continued
San Francisco City & County Airports Commission Revenue Bonds, Series E,
5.25%, 5/1/32	$5,000	$5,692
Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008,
6.00%, 7/1/43	1,100	1,304
Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012,
1.44%, 8/1/41(1)	3,200	2,121
University of California General Revenue Bonds, Series Q,
5.25%, 5/15/27	2,500	2,822
University of California Revenue Bonds, Series AM,
5.00%, 5/15/44	7,500	8,399
Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002,
5.50%, 8/1/33	7,000	8,060

		93,438

Colorado - 1.6%
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program),
5.00%, 3/1/43	1,815	2,208
Denver City & County Airport System Revenue Bonds, Series A,
5.25%, 11/15/29	3,000	3,369
5.25%, 11/15/36	5,000	5,432
Regional Transportation District COPS, Series A,
5.00%, 6/1/24(2)	1,000	1,154

		12,163

Connecticut - 0.9%
Connecticut State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/15/23	5,000	6,038
Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL-RE Insured),
4.75%, 11/15/18	575	605

		6,643

Delaware - 0.0%
Delaware State Housing Authority Senior SFM Revenue Bonds, Series A (AMT) (AGM Insured),
5.80%, 7/1/35	225	225

District of Columbia - 3.1%
District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured),
5.50%, 4/1/36	1,010	1,141
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A,
5.50%, 10/1/39	20,000	22,504

		23,645

Florida - 7.4%
Broward County Airport System Revenue Bonds, Series C,
5.25%, 10/1/43	5,000	5,479
Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 9/1/24	1,235	1,394
5.00%, 9/1/25	1,000	1,117
Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT),
5.00%, 9/1/23	2,500	2,794
Florida State Broward County G.O. Unlimited Bonds, Escrowed to Maturity,
10.00%, 7/1/14	3,105	3,106
Florida State Department of Transportation Right of Way G.O. Unlimited Bonds,
5.25%, 7/1/37	10,000	11,130
Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A,
6.25%, 10/1/31	3,000	3,521
Miami-Dade County Aviation International Airport Revenue Bonds, Series A,
5.50%, 10/1/29	2,500	2,900
Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,237
Miami-Dade County Aviation Revenue Refunding Bonds, Series B,
5.00%, 10/1/24	1,820	2,094
Miami-Dade County Transit System Sales Surtax Revenue Bonds,
5.00%, 7/1/42	5,765	6,239

TAX-EXEMPT FIXED INCOME FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2% continued
Florida - 7.4% continued
Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity,
6.75%, 10/1/17	$4,825	$5,338
South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group,
5.00%, 8/15/42	5,000	5,188
Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured),
5.50%, 10/1/15	3,245	3,336

		55,873

Georgia - 1.8%
Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds,
5.50%, 1/1/38	7,500	8,493
Georgia State G.O. Unlimited Refunding Bonds, Series E-2,
4.50%, 9/1/15	2,500	2,627
Georgia State Municipal Electric Authority Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured),
6.38%, 1/1/16	2,300	2,423

		13,543

Hawaii - 3.8%
Hawaii State Airports System Revenue Bonds, Series A,
5.25%, 7/1/29	4,000	4,536
Honolulu City & County G.O. Unlimited Bonds, Series D,
5.25%, 9/1/34	1,000	1,137
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A (NATL Insured),
5.00%, 7/1/35	15,000	15,558
Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL-RE Insured),
5.00%, 7/1/36	2,000	2,120
University of Hawaii Revenue Bonds, Series A,
5.25%, 10/1/34	5,000	5,644

		28,995

Illinois - 9.2%
Chicago II Transit Authority Sales Tax Receipts Revenue Bonds,
5.00%, 12/1/44(2)	2,500	2,700
Chicago II Transit Authority Sales Tax Receipts Revenue Bonds (AGM Insured),
5.00%, 12/1/44(2)	2,500	2,713
Chicago Midway Airport Revenue Bonds, Series B (NATL-RE Insured),
5.00%, 1/1/31	435	436
Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B,
5.25%, 1/1/34	2,500	2,761
Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,319
Chicago O’Hare International Airport Revenue Refunding Bonds, Series B (AMT), Passenger Facilities Charge,
5.00%, 1/1/26	2,500	2,742
Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago,
6.00%, 3/1/38	4,850	5,412
5.25%, 3/1/40	2,500	2,685
Illinois State Finance Authority Revenue Bonds, Series A, DePaul University,
6.13%, 10/1/40	5,000	5,755
Illinois State Finance Authority Revenue Bonds, Series B, University of Chicago,
5.75%, 7/1/33	3,200	3,703
Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL Insured),
5.25%, 2/1/27	5,000	5,509
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B,
5.50%, 1/1/33	10,500	11,628
Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured),
5.50%, 1/1/33	5,000	5,559
Metropolitan Pier & Exposition Authority II Dedicated State Capital Appreciation McCormick TRB, Series A (NATL-RE Insured),
3.05%, 12/15/33(1)	5,640	2,258
2.99%, 6/15/37(1)	10,000	3,133
Metropolitan State Pier & Exposition Authority Il Revenue Refunding CABS, Series B (AGM-CR Insured),
2.36%, 12/15/50(1)	5,000	717

NORTHERN FUNDS QUARTERLY REPORT    3    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2% continued
Illinois - 9.2% continued
Regional Transportation Authority Revenue Bonds, Series A (AGM G.O. of Authority Insured),
5.75%, 6/1/34	$3,400	$4,387
Springfield Water Revenue Bonds,
5.50%, 3/1/32	2,300	2,577
Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Series B, Alternative Revenue Source,
5.25%, 6/1/36	2,500	2,760

		69,754

Indiana - 2.1%
Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority,
5.25%, 10/1/38	2,650	2,950
Indiana Finance Authority Water Utility Revenue Bonds, Series A, First Lien, Citizens Energy Group,
5.00%, 10/1/44(2)	5,000	5,399
Indiana State Office Building Commission Revenue Bonds, Series B (NATL-RE Insured), Escrowed to Maturity,
7.40%, 7/1/15	3,880	4,010
Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL Insured),
3.50%, 6/1/18	3,280	3,552

		15,911

Louisiana - 0.7%
East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A,
5.25%, 2/1/39	5,000	5,570

Maryland - 0.3%
Baltimore County Metropolitan District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 8/1/15	2,120	2,232

Massachusetts - 6.4%
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series A-1,
5.25%, 7/1/33	5,000	6,247
Massachusetts State G.O. Limited Refunding Bonds, Series B (AMBAC-TCRS-BNY Insured),
5.25%, 8/1/28	7,000	8,858
Massachusetts State Health & Educational Facilities Authority Partners Healthcare Revenue Bonds, Series J1,
5.25%, 7/1/29	5,000	5,652
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Massachusetts Institute of Technology (G.O. of University Insured),
5.00%, 7/1/19	5,000	5,639
Massachusetts State School Building Authority Sales TRB, Series A (AGM Insured), Prerefunded,
5.00%, 8/15/15	645	680
Massachusetts State School Building Authority Sales TRB, Series A-2012-2 (AGM Insured), Prerefunded,
5.00%, 8/15/15	3,000	3,163
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, Prerefunded,
5.00%, 8/1/19	10,000	11,841
Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program,
6.00%, 8/1/19	3,000	3,688
Quincy Municipal Purpose Loan G.O. Limited Bonds,
4.00%, 6/1/32	2,565	2,698

		48,466

Michigan - 1.3%
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,
5.50%, 10/15/45	2,565	2,864
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A,
5.38%, 10/15/36	5,000	5,548
Royal Oak Hospital Finance Authority Revenue Refunding Bonds, Series D, William Beaumont Hospital,
5.00%, 9/1/31	1,000	1,094

		9,506

Minnesota - 0.8%
Farmington Independent School District No. 192 G.O. Unlimited Bonds, Series B, School Building Project (AGM School District Credit Program Insured),
5.00%, 2/1/26	5,000	5,132

TAX-EXEMPT FIXED INCOME FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2% continued
Minnesota - 0.8% continued
Western Municipal Power Agency Revenue Bonds, Series A,
5.00%, 1/1/40(2)	$1,000	$1,114

		6,246

Mississippi - 0.0%
Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (GNMA/FNMA/FHLMC Insured),
5.40%, 6/1/38	15	16

Missouri - 0.2%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series A, SSM Health Care,
5.00%, 6/1/25	1,000	1,171

Montana - 0.1%
Montana State Board of Regents Higher Education Facilities Improvement Revenue Bonds, Montana State University,
5.00%, 11/15/30	525	604

Nebraska - 1.2%
Omaha Public Power District Revenue Bonds, Series B,
5.00%, 2/1/28	5,355	6,096
Omaha Public Power District System Revenue Bonds, Series A,
5.50%, 2/1/39	2,500	2,795

		8,891

Nevada - 0.8%
Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured),
5.00%, 7/1/26	1,670	1,882
Clark County G.O. Limited Tax Bank Bonds,
5.00%, 6/1/38	2,500	2,705
Washoe County Highway Revenue Bonds, Fuel Tax,
5.00%, 2/1/43	1,750	1,869

		6,456

New Hampshire - 1.6%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System,
5.25%, 6/1/39	11,000	12,488

New Jersey - 2.6%
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project (AGM-CR Insured),
5.00%, 6/15/25	5,000	5,810
New Jersey State Economic Development Authority Revenue Refunding Bonds, Series PP, School Facilities Construction Project,
5.00%, 6/15/19	5,000	5,735
5.00%, 6/15/26	2,500	2,830
New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured),
1.33%, 1/1/35(1)	5,000	5,121

		19,496

New Mexico - 0.3%
New Mexico State Mortgage Finance Authority SFM Revenue Bonds, Series I-C-2 (Collateralized by GNMA/ FNMA/FHLMC Securities),
5.00%, 9/1/26	2,090	2,224

New York - 18.7%
Long Island Power Authority General Revenue Bonds, Series A,
6.00%, 5/1/33	5,000	5,813
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A,
5.50%, 11/15/39	10,000	11,355
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B,
5.00%, 11/15/34	5,000	5,551
Metropolitan Transportation Authority Revenue Bonds, Series B,
5.00%, 11/15/44	6,620	7,195
Metropolitan Transportation Authority Revenue Bonds, Series G,
5.25%, 11/15/26	5,000	5,692
New York City G.O. Unlimited Refunding Bonds, Series J,
5.00%, 8/1/25	10,000	11,845
New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009,
5.75%, 6/15/40	10,000	11,439

NORTHERN FUNDS QUARTERLY REPORT    5    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2% continued
New York - 18.7% continued
New York City Municipal Water Finance Authority Water& Sewer System Revenue Refunding Bonds, Series AA,
5.00%, 6/15/44	$6,250	$6,748
New York G.O. Unlimited Bonds, Series J,
5.00%, 8/1/25	2,500	2,921
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (Assured Guaranty Insured State Aid Withholding),
5.25%, 10/1/23	5,000	5,747
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (State Aid Withholding),
5.00%, 10/1/42	1,000	1,090
New York State Dormitory Authority Personal Income Tax Education Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/27	2,025	2,567
New York State Dormitory Authority Personal Income TRB, Series B,
5.00%, 3/15/42	2,500	2,735
New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured),
5.50%, 3/15/30	5,000	6,347
New York State Dormitory Education Authority Personal Income TRB, Series B,
5.75%, 3/15/36	11,980	13,843
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Municipal Water Revolving Funds,
5.00%, 6/15/41	10,000	11,069
New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program,
5.50%, 4/15/35	5,000	6,373
New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	58
New York State Thruway Transportation Authority Personal Income TRB, Series A,
5.25%, 3/15/21	5,000	5,692
Port Authority of New York & New Jersey Consolidated One Hundred Eighty Third Revenue Bonds,
4.00%, 12/15/35	2,410	2,517
Sales Tax Asset Receivable Corp. Revenue Bonds, Series A (NATL-RE Insured),
5.25%, 10/15/19	5,000	5,073
5.00%, 10/15/24	10,000	10,138

		141,808

North Carolina - 4.1%
Charlotte COPS, Series B,
3.00%, 6/1/22	10,000	10,253
North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity,
6.50%, 1/1/18	2,655	3,177
North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-RE-IBC Insured),
6.00%, 1/1/22	6,015	7,456
North Carolina State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/15	5,000	5,224
Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A,
5.00%, 5/1/26	2,500	2,896
University of North Carolina at Greensboro General Revenue Bonds,
5.00%, 4/1/39	1,750	1,932

		30,938

Pennsylvania - 1.5%
Pennsylvania State G.O. Unlimited Bonds,
First Series,
5.00%, 4/1/22	3,500	4,204
Pennsylvania State G.O. Unlimited Refunding Bonds, First Series,
5.00%, 7/1/22	6,260	7,537

		11,741

South Carolina - 2.9%
Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC-CR MBIA Insured), Unrefunded Balance,
5.38%, 1/1/25	5,940	7,229

TAX-EXEMPT FIXED INCOME FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.2% continued
South Carolina - 2.9% continued
South Carolina State Public Service Authority Revenue Bonds, Series A, Santee Cooper Project,
5.50%, 1/1/38	$13,000	$14,639

		21,868

Texas - 5.7%
Dallas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.),
6.38%, 2/15/34	5,000	5,908
Denton County Permanent Improvement G.O. Limited Refunding Bonds,
5.00%, 7/15/22	1,780	2,109
Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.),
6.00%, 8/15/38	5,000	5,825
Grand Prairie Independent School District G.O. Unlimited Refunding CABS,
3.68%, 8/15/29(1)	12,505	5,256
Houston Higher Education Finance Corp. Revenue Bonds, Series B, Rice University Project,
4.50%, 11/15/37	2,500	2,645
Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A,
6.25%, 5/15/31	10,000	11,504
San Antonio Electric & Gas System Revenue Bonds, Series A, Prerefunded,
5.00%, 2/1/16	3,725	4,003
United Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.),
5.00%, 8/15/44(2)	5,000	5,676

		42,926

Washington - 2.1%
Washington State G.O. Unlimited Bonds, Series B & AT-7,
6.40%, 6/1/17	4,025	4,466
Washington State G.O. Unlimited Bonds, Series D (AMBAC Insured), Prerefunded,
5.00%, 1/1/16	10,925	11,708

		16,174

Total Municipal Bonds (Cost $683,267)		729,578

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.7%
Northern Institutional Funds - Tax-Exempt Portfolio, 0.01%(3) (4)	20,125,514	$20,126

Total Investment Companies (Cost $20,126)		20,126

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1 .3%
Milwaukee Cash Flow G.O. Unlimited Promissory Notes, Series R,
1.00%, 12/23/14	$10,000	$10,043

Total Short-Term Investments (Cost $10,043)		10,043

Total Investments - 100.2% (Cost $713,436)		759,747

Liabilities less Other Assets - (0.2)%		(1,409)

NET ASSETS - 100.0%		$758,338

(1)	Zero coupon bond reflects effective yield on the date of purchase.
(2)	When-Issued Security.
(3)	At March 31, 2014, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $24,297,000 with net sales of approximately $4,171,000 during the three months ended June 30, 2014.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security, the next interest reset/ puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

NORTHERN FUNDS QUARTERLY REPORT    7    TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	JUNE 30, 2014 (UNAUDITED)

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	10.8%
AA	60.4
A	24.9
SP1+/MIG1	1.3
Cash and Equivalents	2.6

Total	100.0%

*	Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.4%
General	15.7
General Obligation	18.0
Higher Education	8.8
Power	8.8
Transportation	9.7
Water	15.7
All other sectors less than 5%	17.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Municipal Bonds	$—	$729,578	(1)	$—	$729,578
Investment Companies	20,126	—		—	20,126
Short-Term Investments	—	10,043			10,043

Total Investments	$20,126	$739,621		$—	$759,747

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$713,459

Gross tax appreciation of investments	$47,161
Gross tax depreciation of investments	(873)

Net tax appreciation of investments	$46,288

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

FGIC - Financial Guaranty Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

IBC - Insured Bond Certificates

MBIA - Municipal Bond Insurance Association

MWRA - Massachusetts Water Resources Authority

NATL-RE - National Public Finance Guarantee Corporation

PSF - Permanent School Fund

SFM - Single Family Mortgage

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds

TAX-EXEMPT FIXED INCOME FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0%
Austria - 0.2%
Raiffeisen Bank International A.G.	134,877	$4,294

Brazil - 7.3%
AMBEV S.A. ADR	1,560,710	10,987
B2W Cia Digital*	244,059	3,083
Banco Bradesco S.A. ADR	67,247	976
Banco do Brasil S.A.	193,759	2,175
Banco Santander Brasil S.A.	685,700	4,692
BB Seguridade Participacoes S.A.	713,200	10,420
BRF S.A. ADR*	235,300	5,720
CETIP S.A. - Mercados Organizados	472,300	6,723
Cosan Ltd., Class A	688,500	9,336
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	279,400	1,755
Fibria Celulose S.A.*	1,653,600	15,986
JBS S.A.	2,003,400	6,828
Kroton Educacional S.A.	375,900	10,563
Light S.A.	78,100	769
Localiza Rent a Car S.A.	219,400	3,609
Mahle-Metal Leve S.A. Industria e Comercio	23,500	242
Odontoprev S.A.	1,219,200	5,259
Petroleo Brasileiro S.A.*	103,186	757
Petroleo Brasileiro S.A. ADR*	2,392,550	35,003
Petroleo Brasileiro S.A. ADR*	410,040	6,413
Sao Martinho S.A.	33,137	582
Sul America S.A.	161,313	1,137
Telefonica Brasil S.A. ADR	268,900	5,515
Vale S.A.	55,703	737
Vale S.A. ADR	205,700	2,721

		151,988

Chile - 0.3%
Banco de Chile	3,467,089	461
Banco Santander Chile ADR	157,300	4,161
ENTEL Chile S.A.	46,244	569

		5,191

China - 10.5%
ANTA Sports Products Ltd.	742,000	1,179
Baidu, Inc. ADR*	25,100	4,689
Bank of China Ltd., Class H	7,865,106	3,524
Baoxin Auto Group Ltd.	1,923,000	1,626
Biostime International Holdings Ltd.	45,000	250
Central China Real Estate Ltd.	1,530,883	391
China BlueChemical Ltd., Class H	620,000	339
China Cinda Asset Management Co. Ltd., Class H*	13,057,900	6,492
China Coal Energy Co. Ltd., Class H	2,106,000	1,096
China Construction Bank Corp., Class H	35,143,247	26,590
China Dongxiang Group Co.	9,998,000	1,883
China Life Insurance Co. Ltd., Class H	227,000	593
China Longyuan Power Group Corp., Class H	2,311,000	2,509
China Pacific Insurance Group Co. Ltd., Class H	2,185,800	7,717
China Petroleum & Chemical Corp., Class H	3,421,271	3,265
China Shenhua Energy Co. Ltd., Class H	1,515,000	4,382
China Shineway Pharmaceutical Group Ltd.	2,187,750	3,840
China Shipping Container Lines Co. Ltd., Class H*	16,650,100	4,297
China Telecom Corp. Ltd., Class H	600,000	294
China ZhengTong Auto Services Holdings Ltd.	3,172,900	1,779
Chongqing Rural Commercial Bank, Class H	1,715,446	793
CNOOC Ltd.	3,802,342	6,824
CSR Corp. Ltd., Class H	8,556,000	6,436
Dongfeng Motor Group Co. Ltd., Class H	1,192,000	2,137
Fosun International Ltd.	853,500	1,135
Giant Interactive Group, Inc. ADR	26,331	312
Guangzhou Automobile Group Co. Ltd., Class H	17,119,421	19,863
Guangzhou R&F Properties Co. Ltd., Class H	758,400	937
Haitian International Holdings Ltd.	158,000	369
Hengan International Group Co. Ltd.	469,000	4,941
Industrial & Commercial Bank of China Ltd., Class H	16,973,937	10,738
JD.com, Inc. ADR*	209,059	5,960
Jiangsu Expressway Co. Ltd., Class H	470,000	556
KWG Property Holding Ltd.	624,000	357
Lenovo Group Ltd.	6,250,000	8,541
Longfor Properties Co. Ltd.	3,650,200	4,502
Mindray Medical International Ltd. ADR	39,804	1,254
New Oriental Education & Technology Group, Inc. ADR	114,300	3,037
PetroChina Co. Ltd., Class H	1,208,024	1,521
Ping An Insurance Group Co. of China Ltd., Class H	1,284,500	9,947
Sino-Ocean Land Holdings Ltd.	902,500	458

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
China - 10.5% continued
Sinopec Engineering Group Co. Ltd., Class H	917,000	$1,032
Sinotrans Ltd., Class H	1,404,000	911
SOHO China Ltd.	1,268,442	1,000
Tencent Holdings Ltd.	1,349,500	20,636
Tianhe Chemicals Group Ltd.(1) (2) *	21,626,000	5,804
Tingyi Cayman Islands Holding Corp.	2,364,000	6,619
Trina Solar Ltd. ADR*	520,000	6,672
Tsingtao Brewery Co. Ltd., Class H	644,000	5,037
WuXi PharmaTech Cayman, Inc. ADR*	29,360	965
Yangzijiang Shipbuilding Holdings Ltd.	253,000	219
Zhejiang Expressway Co. Ltd., Class H	868,000	880

		217,128

Czech Republic - 0.8%
CEZ A.S.	6,850	207
Komercni Banka A.S.	73,476	16,900

		17,107

Egypt - 0.8%
Commercial International Bank Egypt S.A.E.	3,352,539	16,691

Greece - 0.4%
OPAP S.A.	311,998	5,556
Piraeus Bank S.A.*	1,579,004	3,508

		9,064

Hong Kong - 6.8%
AIA Group Ltd.	1,555,800	7,829
ASM Pacific Technology Ltd.	452,700	4,948
Beijing Enterprises Holdings Ltd.	949,500	8,990
Chaoda Modern Agriculture Holdings Ltd.(3) *	5,742,000	—
China Agri-Industries Holdings Ltd.	5,174,000	1,969
China Lumena New Materials Corp.	5,884,000	949
China Mobile Ltd.	3,988,085	38,717
China Overseas Land & Investment Ltd.	1,738,000	4,216
China Power International Development Ltd.	17,643,350	6,969
China Unicom Hong Kong Ltd.	4,480,000	6,923
Cosco International Holdings Ltd.	261,998	107
Dah Chong Hong Holdings Ltd.	3,161,000	1,890
Galaxy Entertainment Group Ltd.	1,017,000	8,135
GCL-Poly Energy Holdings Ltd.*	26,244,000	8,789
Geely Automobile Holdings Ltd.	3,590,000	1,265
Haier Electronics Group Co. Ltd.	3,413,000	8,920
Kingboard Laminates Holdings Ltd.	5,164,500	1,966
Nine Dragons Paper Holdings Ltd.	5,819,000	3,960
Pacific Basin Shipping Ltd.	9,511,600	5,915
Sands China Ltd.	1,375,200	10,388
Shanghai Industrial Holdings Ltd.	143,000	436
Sino Biopharmaceutical Ltd.	1,172,000	950
Stella International Holdings Ltd.	1,350,500	3,668
Texwinca Holdings Ltd.	4,091,000	4,056

		141,955

Hungary - 0.3%
Magyar Telekom Telecommunications PLC*	2,060,374	3,122
OTP Bank PLC	154,250	2,966
Richter Gedeon Nyrt.	52,217	1,002

		7,090

India - 7.3%
Andhra Bank	208,397	357
Bank of Baroda	39,425	575
Bank of India	247,566	1,242
Bharti Airtel Ltd.	971,711	5,450
Biocon Ltd.	86,617	764
Cairn India Ltd.	175,956	1,068
Gitanjali Gems Ltd.*	50,871	78
HCL Technologies Ltd.	260,860	6,510
HDFC Bank Ltd. ADR	217,799	10,197
Hindalco Industries Ltd.	1,061,125	2,904
Housing Development Finance Corp.	53,708	887
ICICI Bank Ltd.	255,782	6,033
ICICI Bank Ltd. ADR	55,300	2,759
Indiabulls Housing Finance Ltd.	213,966	1,353
Indian Bank	506,706	1,550
Infosys Ltd. ADR	18,591	1,000
ITC Ltd.	1,306,687	7,063
NMDC Ltd.	286,244	870
Oil India Ltd.	44,069	431
Punjab National Bank	86,300	1,425
Reliance Industries Ltd.	571,304	9,645
Rural Electrification Corp. Ltd.	128,685	769
Syndicate Bank	354,394	1,033
Tata Consultancy Services Ltd.	852,890	34,402
Tata Motors Ltd.	246,824	1,770
Tata Motors Ltd. ADR	220,000	8,593
Tata Steel Ltd.	260,851	2,293
UCO Bank	241,832	422
Ultratech Cement Ltd.	90,178	3,886

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
India - 7.3% continued
UPL Ltd.	404,219	$2,296
Vijaya Bank	293,709	271
Wipro Ltd.	3,119,325	28,348
Zee Entertainment Enterprises Ltd.	1,173,671	5,731

		151,975

Indonesia - 1.3%
Bank Bukopin Tbk PT	3,226,776	170
Bank Rakyat Indonesia Persero Tbk PT	15,306,600	13,339
Indocement Tunggal Prakarsa Tbk PT	294,200	560
Indofood CBP Sukses Makmur Tbk PT	7,150,200	6,033
Indofood Sukses Makmur Tbk PT	6,836,000	3,866
Telekomunikasi Indonesia Persero Tbk PT	12,151,015	2,529

		26,497

Kuwait - 0.1%
Agility Public Warehousing Co. K.S.C.	852,500	2,391

Malaysia - 0.7%
Berjaya Sports Toto Bhd.	230,017	278
British American Tobacco Malaysia Bhd.	34,992	714
Bursa Malaysia Bhd.	92,100	223
DiGi.Com Bhd.	97,598	174
DRB-Hicom Bhd.	753,662	519
Genting Malaysia Bhd.	4,398,887	5,757
Hong Leong Financial Group Bhd.	84,140	423
KLCC Property Holdings Bhd.	179,322	365
Kuala Lumpur Kepong Bhd.	55,500	418
Kulim Malaysia Bhd.*	277,200	296
Lafarge Malaysia Bhd.	146,448	449
Malayan Banking Bhd.	133,648	409
Malaysia Building Society Bhd.	894,344	605
Media Prima Bhd.	311,650	250
Parkson Holdings Bhd.*	340,027	273
Petronas Chemicals Group Bhd.	396,800	837
Telekom Malaysia Bhd.	162,687	322
Tenaga Nasional Bhd.	320,400	1,216
UMW Holdings Bhd.	381,600	1,298

		14,826

Mexico - 6.6%
Alfa S.A.B. de C.V., Series A	325,070	900
Alsea S.A.B. de C.V.*	1,117,800	4,019
America Movil S.A.B. de C.V. ADR, Series L	1,191,314	24,720
America Movil S.A.B. de C.V., Series L	1,700,691	1,767
Cemex S.A.B. de C.V. ADR (Participation Certificate)*	1,568,139	20,746
Controladora Comercial Mexicana S.A.B.de C.V., Series UBC	81,400	305
Fomento Economico Mexicano S.A.B. de C.V. ADR	7,455	698
Gruma S.A.B. de C.V., Series B*	196,349	2,350
Grupo Aeroportuario del Pacifico S.A.B.de C.V. ADR	5,576	377
Grupo Bimbo S.A.B. de C.V., Series A	3,026,000	8,847
Grupo Financiero Banorte S.A.B. de C.V., Series O	2,055,200	14,698
Grupo Mexico S.A.B. de C.V., Series B	2,259,012	7,538
Grupo Televisa S.A.B. ADR	1,440,850	49,436
Industrias Bachoco S.A.B. de C.V. ADR	7,711	415
Kimberly-Clark de Mexico S.A.B. de C.V., Series A	304,200	854
Wal-Mart de Mexico S.A.B. de C.V., Series V	167,300	448

		138,118

Peru - 0.4%
Credicorp Ltd.	48,800	7,587

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	404,210	519
Aboitiz Power Corp.	820,000	688
Alliance Global Group, Inc.	4,124,400	2,749
Globe Telecom, Inc.	13,550	497
Metropolitan Bank & Trust Co.	3,645,319	7,300
SM Investments Corp.	258,801	4,838
Universal Robina Corp.	1,845,540	6,525

		23,116

Poland - 0.8%
Asseco Poland S.A.	15,076	204
Cyfrowy Polsat S.A.	694,993	5,116
KGHM Polska Miedz S.A.	26,057	1,068
Powszechna Kasa Oszczednosci Bank Polski S.A.	603,290	7,489
Powszechny Zaklad Ubezpieczen S.A.	8,402	1,228
Tauron Polska Energia S.A.*	300,342	511

		15,616

Qatar - 0.4%
Commercial Bank of Qatar (The) QSC	6,524	111
Doha Bank QSC*	14,186	211
Industries Qatar QSC	67,260	3,122
Masraf Al Rayan	20,303	254

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
Qatar - 0.4% continued
Ooredoo QSC	5,376	$176
Qatar Electricity & Water Co.	2,399	114
Qatar Islamic Bank SAQ	5,629	127
Qatar National Bank	93,667	4,203

		8,318

Russia - 4.8%
Gazprom OAO ADR	1,265,410	11,034
Lukoil OAO ADR (London Exchange)	416,989	24,858
Lukoil OAO ADR (OTC Exchange)	14,716	880
Magnit OJSC GDR (Registered)	112,123	6,600
Mail.ru Group Ltd. GDR (Registered)*	158,511	5,582
MegaFon OAO GDR (Registered)	14,506	457
MMC Norilsk Nickel OJSC ADR	347,078	6,891
Mobile Telesystems OJSC ADR	283,912	5,604
OTCPharm*	27,410	9
Pharmstandard OJSC GDR (Registered)*	27,410	252
Phosagro OAO GDR (Registered)	586,903	7,348
Rosneft OAO GDR (Registered)	1,528,209	11,183
Sberbank of Russia	2,857,810	7,100
Sberbank of Russia ADR*	885,625	8,952
Severstal OAO GDR (Registered)	160,666	1,312
Sistema JSFC GDR (Registered)	15,781	486
Surgutneftegas OAO ADR	75,325	582
Tatneft OAO ADR	8,529	331

		99,461

Singapore - 0.2%
China Yuchai International Ltd.	29,162	619
ComfortDelGro Corp. Ltd.	901,000	1,803
DBS Group Holdings Ltd.	19,000	254
Singapore Post Ltd.	901,000	1,254

		3,930

South Africa - 6.9%
African Bank Investments Ltd.	316,050	202
AngloGold Ashanti Ltd. ADR*	271,400	4,671
Aspen Pharmacare Holdings Ltd.	282,958	7,943
Aveng Ltd.*	935,936	2,037
Barloworld Ltd.	1,697,463	16,162
Discovery Ltd.	912,861	8,330
Emira Property Fund	137,106	190
FirstRand Ltd.	680,486	2,607
Grindrod Ltd.	82,120	205
Imperial Holdings Ltd.	23,973	451
Investec Ltd.	100,166	919
Liberty Holdings Ltd.	88,529	1,082
Massmart Holdings Ltd.	429,568	5,334
Mondi Ltd.	41,084	749
MTN Group Ltd.	456,773	9,612
Murray & Roberts Holdings Ltd.*	152,766	349
Naspers Ltd., Class N	182,378	21,467
Netcare Ltd.	212,807	574
Redefine Properties Ltd.	600,486	541
Reunert Ltd.	700,975	4,273
RMB Holdings Ltd.	184,973	913
Sasol Ltd.	159,226	9,467
SPAR Group (The) Ltd.	31,519	368
Standard Bank Group Ltd.	1,106,891	15,091
Steinhoff International Holdings Ltd.	443,674	2,468
Tongaat Hulett Ltd.	36,251	506
Truworths International Ltd.	3,149,730	22,187
Woolworths Holdings Ltd.	505,618	3,716

		142,414

South Korea - 13.9%
ASIA Holdings Co. Ltd.	1,319	189
BS Financial Group, Inc.	354,344	5,200
Bukwang Pharmaceutical Co. Ltd.	42,198	680
CJ O Shopping Co. Ltd.	9,926	3,584
Daeduck GDS Co. Ltd.	43,270	526
Daekyo Co. Ltd.	59,630	384
Daewoong Pharmaceutical Co. Ltd.	6,883	400
Daishin Securities Co. Ltd.	22,732	195
Daou Technology, Inc.	48,897	560
Dongbu Insurance Co. Ltd.	78,322	4,017
E-Mart Co. Ltd.	1,598	364
Global & Yuasa Battery Co. Ltd.	12,051	564
GS Home Shopping, Inc.	3,351	799
Halla Visteon Climate Control Corp.	19,367	877
Hana Financial Group, Inc.	131,510	4,835
Hankook Tire Co. Ltd.	382,931	22,856
Hankook Tire Worldwide Co. Ltd.	20,123	445
Hyundai Home Shopping Network Corp.	5,131	746
Hyundai Mipo Dockyard	43,025	6,177
Hyundai Motor Co.	194,305	44,064
Industrial Bank of Korea	155,043	2,068
KB Financial Group, Inc.	100,880	3,514
Kia Motors Corp.	28,496	1,595
KJB Financial Group Co. Ltd.*	5,594	62
KNB Financial Group Co. Ltd.*	8,550	109

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
South Korea - 13.9% continued
Korea District Heating Corp.	3,169	$207
KT Corp.	20,729	626
KT&G Corp.	7,037	619
LF Corp.	14,340	390
LG Chem Ltd.	43,741	12,821
LG Electronics, Inc.	56,025	4,114
Meritz Fire & Marine Insurance Co. Ltd.	25,760	315
NAVER Corp.	1,016	841
Paradise Co. Ltd.	172,157	6,362
POSCO	2,514	753
Samsung Electronics Co. Ltd.	82,950	108,460
Samsung Engineering Co. Ltd.*	57,050	4,515
Shinhan Financial Group Co. Ltd.	657,304	30,456
SK Hynix, Inc.*	221,957	10,647
SK Telecom Co. Ltd.	4,821	1,128
Taekwang Industrial Co. Ltd.	159	197
Woori Finance Holdings Co. Ltd.	70,554	840

		288,101

Switzerland - 0.3%
Dufry A.G. (Registered)*	31,694	5,763

Taiwan - 10.6%
Advanced Semiconductor Engineering, Inc.	2,590,584	3,370
Cathay Real Estate Development Co. Ltd.	454,000	271
Chipbond Technology Corp.	670,000	1,175
Compal Electronics, Inc.	5,336,000	4,364
Delta Electronics, Inc.	1,109,000	8,085
Farglory Land Development Co. Ltd.	329,870	449
Fubon Financial Holding Co. Ltd.	1,539,000	2,224
Ginko International Co. Ltd.	133,000	2,302
Hermes Microvision, Inc.	120,000	4,760
Hiwin Technologies Corp.	541,000	6,675
Hon Hai Precision Industry Co. Ltd.	11,100,788	37,172
Inventec Corp.	1,526,000	1,461
Kinsus Interconnect Technology Corp.	229,000	1,027
Largan Precision Co. Ltd.	88,000	7,019
Lite-On Technology Corp.	595,817	995
MediaTek, Inc.	1,080,000	18,290
Mega Financial Holding Co. Ltd.	6,549,000	5,440
Phison Electronics Corp.	148,000	1,192
Pou Chen Corp.	1,286,147	1,548
Powertech Technology, Inc.	353,000	639
President Chain Store Corp.	270,313	2,163
Radiant Opto-Electronics Corp.	197,527	847
Realtek Semiconductor Corp.	643,280	2,037
Shin Kong Financial Holding Co. Ltd.	2,149,654	663
Taishin Financial Holding Co. Ltd.	3,760,663	1,927
Taiwan Cement Corp.	863,000	1,308
Taiwan Semiconductor Manufacturing Co. Ltd.	12,250,542	51,607
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,529,800	32,722
Teco Electric and Machinery Co. Ltd.	1,464,497	1,686
Uni-President Enterprises Corp.	1,017,966	1,828
Vanguard International Semiconductor Corp.	887,000	1,424
Winbond Electronics Corp.*	1,227,000	493
Yageo Corp.	11,983,300	8,528
Yuanta Financial Holding Co. Ltd.	8,368,000	4,525

		220,216

Thailand - 1.3%
Airports of Thailand PCL NVDR	760,900	4,654
Bangkok Bank PCL NVDR	753,000	4,478
Bangkok Expressway PCL NVDR	311,700	360
Delta Electronics Thailand PCL NVDR	220,400	425
Kasikornbank PCL NVDR	1,204,600	7,572
Kiatnakin Bank PCL (Registered)	624,900	847
Krung Thai Bank PCL (Registered)	575,592	371
PTT Global Chemical PCL NVDR	763,800	1,589
PTT PCL NVDR	340,400	3,340
Thai Oil PCL NVDR	805,857	1,293
Thanachart Capital PCL NVDR	1,026,700	1,115
Tisco Financial Group PCL NVDR	235,700	298

		26,342

Turkey - 2.5%
Akbank T.A.S.	538,575	1,981
Arcelik A.S.	831,911	5,066
Coca-Cola Icecek A.S.	201,353	4,971
Eregli Demir ve Celik Fabrikalari T.A.S.	575,293	1,029
TAV Havalimanlari Holding A.S.	585,277	4,655
Tekfen Holding A.S.*	196,142	472
Tofas Turk Otomobil Fabrikasi A.S.	78,678	488
Tupras Turkiye Petrol Rafinerileri A.S.	765,922	17,861
Turk Hava Yollari AO*	375,352	1,150
Turkiye Garanti Bankasi A.S.	1,010,939	3,956
Turkiye Halk Bankasi A.S.	828,988	6,222
Turkiye Sise ve Cam Fabrikalari A.S.	878,359	1,236

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 91.0% continued
Turkey - 2.5% continued
Ulker Biskuvi Sanayi A.S.	421,432	$3,531

		52,618

United Arab Emirates - 1.6%
Abu Dhabi Commercial Bank PJSC	546,282	1,050
Aldar Properties PJSC	108,030	91
DP World Ltd.	6,216	122
Dubai Financial Market	126,188	90
Emaar Properties PJSC	12,246,740	28,053
First Gulf Bank PJSC	76,366	331
National Bank of Abu Dhabi PJSC	36,656	142
Union National Bank PJSC	2,093,542	3,506

		33,385

United Kingdom - 1.2%
Afren PLC*	1,662,179	4,120
Anglo American PLC	811,752	19,883
O’Key Group S.A. GDR (Registered)	41,654	383

		24,386

United States - 1.6%
Cognizant Technology Solutions Corp., Class A*	184,100	9,004
Flextronics International Ltd.*	257,900	2,855
Tenaris S.A. ADR	472,744	22,290

		34,149

Total Common Stocks(4) (Cost $1,548,625)		1,889,717

PREFERRED STOCKS - 5.1%
Brazil - 5.0%
Bradespar S.A.	76,250	699
Cia Brasileira de Distribuicao ADR	132,600	6,143
Cia Energetica de Sao Paulo, Class B	65,500	822
Cia Paranaense de Energia ADR, Class B	48,372	740
Itau Unibanco Holding S.A. 0.46%	105,988	1,526
Itau Unibanco Holding S.A. ADR	2,485,333	35,739
Itausa - Investimentos Itau S.A.	368,150	1,440
Lojas Americanas S.A.	1,777,604	11,328
Petroleo Brasileiro S.A.*	1,143,756	8,950
Randon Participacoes S.A.	1,223,063	3,404
Usinas Siderurgicas de Minas Gerais S.A., Class A*	1,111,575	3,808
Vale S.A.	1,647,613	19,582
Vale S.A. ADR	868,200	10,332

		104,513

South Korea - 0.1%
Samsung Electronics Co. Ltd.	1,958	2,053

Total Preferred Stocks(4) (Cost $116,004)		106,566

RIGHTS - 0.0%
Brazil - 0.0%
B2W Cia Digital*	192,871	170

Total Rights(4) (Cost $192)		170

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 1.0%
India - 0.5%
ITC Ltd., Exp. 5/2/18*	968,975	$5,243
Maruti Suzuki India Ltd., Exp. 2/9/15*	126,875	5,152

		10,395

Pakistan - 0.1%
United Bank Ltd., Exp. 6/17/19, Strike $0.01(1) (2) *	1,039,917	1,768

Taiwan - 0.3%
CTBC Financial Holding Co. Ltd. Exp. 3/9/16, Strike $0.01(1) (2) *	11,296,000	7,455

United Kingdom - 0.1%
Ginko International Co. Ltd., Exp. 3/14/23*	72,000	1,247

Total Warrants(4) (Cost $17,641)		20,865

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 2.2%
iShares MSCI Emerging Markets ETF	27,779	$1,201
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(5) (6)	45,074,831	45,075

Total Investment Companies (Cost $46,280)		46,276

Total Investments - 99.3% (Cost $1,728,742)		2,063,594

Other Assets less Liabilities - 0.7%		13,773

NET ASSETS - 100.0%		$2,077,367

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Multi-Manager Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2014, the value of these restricted illiquid securities amounted to approximately $15,027,000 or 0.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
CTBC Financial Holding Co. Ltd.,
Exp. 3/9/16, Strike $0.01	3/9/11-7/29/13	$7,122

Tianhe Chemicals Group Ltd.	6/13/14	5,072

United Bank Ltd.,
Exp. 6/17/19, Strike $0.01	6/16/14	1,682

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $42,697,000 with net purchases of approximately $2,378,000 during the three months ended June 30, 2014.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	17.2%
Consumer Staples	5.9
Energy	9.7
Financials	23.4
Health Care	1.4
Industrials	5.5
Information Technology	22.5
Materials	8.3
Telecommunication Services	5.4
Utilities	0.7

Total	100.0%

At June 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	23.7%
Hong Kong Dollar	16.6
Korean Won	14.4
Taiwan Dollar	9.3
South African Rand	7.8
Indian Rupee	6.4
Brazilian Real	6.3
All other currencies less than 5%	15.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market partcipants would use in pricing a security).

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Brazil	$151,988		—		—	$151,988
Chile	5,191		—		—	5,191
China	28,692		188,436		—	217,128
Hong Kong	—		141,005		950	141,955
India	22,550		129,425		—	151,975
Mexico	138,118		—		—	138,118
Peru	7,587		—		—	7,587
Russia	6,485		92,967		9	99,461
Singapore	619		3,311		—	3,930
South Africa	4,671		137,743		—	142,414
South Korea	171		287,930		—	288,101
Taiwan	32,722		187,494		—	220,216
United Arab Emirates	122		33,263		—	33,385
United States	34,149		—		—	34,149
All Other Countries	—		254,119	(1)	—	254,119
Preferred Stocks
Brazil	104,513		—		—	104,513
South Korea	—		2,053		—	2,053
Rights	—		170	(1)	—	170
Warrants
United Kingdom	—		1,247		—	1,247
All Other Countries	19,618	(1)	—		—	19,618
Investment Companies	46,276		—		—	46,276

Total Investments	$603,472		$1,459,163		$959	$2,063,594

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Common Stocks
Russia	$7,100	Valuations at last trade with foreign fair value adjustments

Total	$7,100

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)(1)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/14 (000S)
Common Stocks
Hong Kong	$—	$—	$—	$—	$—	$950	$—	$950	$1
United States	—	—	—	—	—	9	—	9	—

Total	$—	$—	$—	$—	$—	$959	$—	$959	$—

(1)	The Transfers Into Level 3, noted above, were due to the Fund receiving valuations provided by Asset Management PVC; valuations based on a last trade price in an inactive market.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,750,013

Gross tax appreciation of investments	$408,868
Gross tax depreciation of investments	(95,287)

Net tax appreciation of investments	$313,581

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.5%
Australia - 8.9%
DUET Group	11,846,416	$27,030
Macquarie Atlas Roads Group	2,083,448	6,428
Origin Energy Ltd.	493,600	6,809
SP AusNet	13,996,708	17,494
Spark Infrastructure Group	10,582,707	18,466
Transurban Group	6,902,410	48,116

		124,343

Austria - 0.2%
Flughafen Wien A.G.	32,773	3,052

Bermuda - 0.6%
Teekay Corp.	143,900	8,958

Brazil - 1.6%
CCR S.A.	1,685,200	13,767
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	824,100	8,834

		22,601

Canada - 5.3%
Enbridge, Inc.	671,800	31,876
Inter Pipeline Ltd.	347,300	10,780
Pembina Pipeline Corp.	230,200	9,904
TransCanada Corp.	288,700	13,780
Veresen, Inc.	423,700	7,445

		73,785

China - 1.6%
COSCO Pacific Ltd.	5,931,400	8,227
ENN Energy Holdings Ltd.	1,486,400	10,690
Zhejiang Expressway Co. Ltd., Class H	2,787,100	2,824

		21,741

France - 11.8%
Aeroports de Paris	114,728	15,111
Eutelsat Communications S.A.	1,190,658	41,350
GDF Suez	486,800	13,385
SES S.A.	903,174	34,243
Vinci S.A.	800,113	59,757

		163,846

Germany - 1.4%
Fraport A.G. Frankfurt Airport Services Worldwide	280,377	19,801

Hong Kong - 2.0%
Beijing Enterprises Holdings Ltd.	1,528,000	14,468
Kunlun Energy Co. Ltd.	8,242,400	13,599

		28,067

Italy - 14.3%
ASTM S.p.A.	318,898	5,046
Atlantia S.p.A.	2,713,870	77,362
Hera S.p.A.	5,963,362	16,985
Snam S.p.A.	8,717,750	52,521
Societa Iniziative Autostradali e Servizi S.p.A.	1,086,551	13,955
Terna Rete Elettrica Nazionale S.p.A.	6,230,960	32,849

		198,718

Japan - 5.9%
Toho Gas Co. Ltd.	2,140,000	11,785
Tokyo Gas Co. Ltd.	12,097,700	70,770

		82,555

Mexico - 0.1%
Infraestructura Energetica Nova S.A.B.de C.V.	309,900	1,719

South Korea - 0.3%
Macquarie Korea Infrastructure Fund	611,970	3,805

Spain - 2.0%
Ferrovial S.A.	1,020,000	22,692
Obrascon Huarte Lain S.A.	118,300	5,185

		27,877

Switzerland - 1.9%
Flughafen Zuerich A.G. (Registered)	41,866	25,726

United Kingdom - 3.6%
Pennon Group PLC	2,389,068	32,069
Royal Mail PLC	838,000	7,151
United Utilities Group PLC	667,600	10,069

		49,289

United States - 27.0%
American Tower Corp.	450,500	40,536
American Water Works Co., Inc.	209,900	10,379
California Water Service Group	388,630	9,405
Crown Castle International Corp.	186,900	13,879
CSX Corp.	1,782,950	54,933
Kansas City Southern	195,600	21,029
NiSource, Inc.	309,200	12,164
Norfolk Southern Corp.	326,850	33,675
PG&E Corp.	1,021,260	49,041
SBA Communications Corp., Class A*	208,700	21,350

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 88.5% continued
United States - 27.0% continued
SemGroup Corp., Class A	184,000	$14,508
Sempra Energy	219,900	23,026
SJW Corp.	104,680	2,847
Spectra Energy Corp.	722,000	30,671
Waste Connections, Inc.	287,000	13,934
Williams (The) Cos., Inc.	412,400	24,006

		375,383

Total Common Stocks(1) (Cost $1,077,725)		1,231,266

MASTER LIMITED PARTNERSHIPS - 9.4%
United States - 9.4%
Access Midstream Partners L.P.	181,500	11,534
Atlas Pipeline Partners L.P.	201,400	6,928
Crestwood Equity Partners L.P.	578,800	8,607
El Paso Pipeline Partners L.P.	200,900	7,279
Energy Transfer Equity L.P.	249,100	14,682
Enterprise Products Partners L.P.	246,300	19,283
EQT Midstream Partners L.P.	75,900	7,342
EV Energy Partners L.P.	179,745	7,121
Kinder Morgan Energy Partners L.P.	340,200	27,968
MarkWest Energy Partners L.P.	179,100	12,820
Plains All American Pipeline L.P.	117,300	7,044

		130,608

Total Master Limited Partnerships(1) (Cost $104,625)		130,608

INVESTMENT COMPANIES - 1.5%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	20,664,000	20,664

Total Investment Companies (Cost $20,664)		20,664

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.04%, 10/2/14(4)	$1,720	$1,720

Total Short-Term Investments (Cost $1,720)		1,720

Total Investments - 99.5% (Cost $1,204,734)		1,384,258

Other Assets less Liabilities - 0.5%		6,450

NET ASSETS - 100.0%		$1,390,708

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $52,553,000 with net sales of approximately $31,889,000 during the three months ended June 30, 2014.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	35	$3,417	Long	9/14	$20
Mini MSCI EAFE Index	27	2,658	Long	9/14	13

Total					$33

At June 30, 2014, the industry sectors for the Fund were:

% OF LONG-TERM
INDUSTRY SECTOR	INVESTMENTS
Consumer Discretionary	5.5%
Energy	22.2
Financials	4.3
Industrials	34.7
Telecommunication Services	1.6
Utilities	31.7

Total	100.0%

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

At June 30, 2014, the Funds investments were denominated in the following currencies

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	38.5%
Euro	30.3
Australian Dollar	9.1
Japanese Yen	6.1
Canadian Dollar	5.4
All other currencies less than 5%	10.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Bermuda	$8,958	$—		$—	$8,958
Brazil	22,601	—		—	22,601
Canada	73,785	—		—	73,785
Mexico	1,719	—		—	1,719
United States	375,383	—		—	375,383
All Other Countries	—	748,820	(1)	—	748,820
Master Limited Partnerships	130,608	—		—	130,608
Investment Companies	20,664	—		—	20,664
Short-Term Investments	—	1,720		—	1,720

Total Investments	$633,718	$750,540		$—	$1,384,258

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$33	$—		$—	$33

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014 there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$1,205,894

Gross tax appreciation of investments	$179,661
Gross tax depreciation of investments	(1,297)

Net tax appreciation of investments	$178,364

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Australia - 4.8%
BGP Holdings PLC*	3,277,404	$—
CFS Retail Property Trust Group	1,550,000	2,981
Federation Centres Ltd.	1,034,700	2,429
Goodman Group	932,855	4,445
GPT Group (The)	1,650,000	5,976
Investa Office Fund	555,411	1,781
Mirvac Group	2,737,681	4,610
Scentre Group*	2,348,654	7,087
Stockland	3,281,949	12,012
Westfield Corp.	426,212	2,875

		44,196

Canada - 2.3%
Boardwalk Real Estate Investment Trust	29,900	1,829
Canadian Real Estate Investment Trust	33,900	1,461
RioCan Real Estate Investment Trust	685,272	17,539

		20,829

France - 5.4%
Fonciere Des Regions	13,754	1,491
Gecina S.A.	12,550	1,830
ICADE	150,424	16,119
Klepierre	148,775	7,582
Mercialys S.A.	46,870	1,092
Unibail-Rodamco S.E.	73,205	21,274

		49,388

Germany - 0.7%
GAGFAH S.A.*	141,840	2,582
LEG Immobilien A.G.*	52,560	3,541

		6,123

Hong Kong - 10.9%
China Overseas Land & Investment Ltd.	4,030,000	9,775
China Resources Land Ltd.	3,345,300	6,128
Guangzhou R&F Properties Co. Ltd., Class H	3,136,300	3,876
Hang Lung Properties Ltd.	2,707,700	8,351
Hongkong Land Holdings Ltd.	2,220,870	14,815
Hysan Development Co. Ltd.	2,402,969	11,261
Kerry Properties Ltd.	2,420,000	8,470
Lifestyle International Holdings Ltd.	4,294,400	8,411
Link REIT (The)	470,295	2,531
New World Development Co. Ltd.	773,000	881
Shangri-La Asia Ltd.	3,908,333	6,125
Sino Land Co. Ltd.	432,919	714
Sun Hung Kai Properties Ltd.	1,006,813	13,812
Swire Properties Ltd.	1,013,000	2,961
Wharf Holdings Ltd.	324,218	2,336

		100,447

Japan - 12.6%
Activia Properties, Inc.	170	1,495
Aeon Mall Co. Ltd.	440,500	11,620
Daiwa House Industry Co. Ltd.	692,100	14,372
GLP J-Reit	1,000	1,120
Hulic Co. Ltd.	80,590	1,066
Japan Real Estate Investment Corp.	670	3,904
Japan Retail Fund Investment Corp.	2,033	4,574
Kenedix Office Investment Corp.	373	2,030
Mitsubishi Estate Co. Ltd.	876,871	21,695
Mitsui Fudosan Co. Ltd.	985,384	33,322
Nippon Prologis REIT, Inc.	940	2,193
Orix JREIT, Inc.	818	1,147
Sumitomo Realty & Development Co. Ltd.	312,800	13,459
Tokyo Tatemono Co. Ltd.	169,900	1,575
United Urban Investment Corp.	1,537	2,482

		116,054

Netherlands - 0.5%
Corio N.V.	21,380	1,092
Eurocommercial Properties N.V. - CVA	29,634	1,461
Nieuwe Steen Investments N.V.	335,760	2,115

		4,668

Philippines - 0.3%
Ayala Land, Inc.	4,500,000	3,145

Singapore - 3.7%
CapitaCommercial Trust	2,151,000	2,933
CapitaLand Ltd.	4,047,350	10,387
City Developments Ltd.	1,050,000	8,592
Global Logistic Properties Ltd.	2,059,900	4,461
Keppel Land Ltd.	2,200,000	5,966
Suntec Real Estate Investment Trust	1,481,200	2,150

		34,489

Spain - 1.3%
Melia Hotels International S.A.	637,900	7,845
Merlin Properties Socimi S.A.*	317,800	4,199

		12,044

Sweden - 1.1%
Castellum AB	459,789	8,149
Fabege AB	25,000	354

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Sweden - 1.1% continued
Hufvudstaden AB, Class A	97,082	$1,362

		9,865

Switzerland - 0.2%
PSP Swiss Property A.G. (Registered)*	22,803	2,146

Thailand - 0.8%
Central Pattana PCL (Registered)	4,778,000	7,214
Central Pattana PCL NVDR	66,300	100

		7,314

United Kingdom - 7.8%
British Land Co. PLC	396,136	4,758
Capital & Counties Properties PLC	841,370	4,690
Derwent London PLC	314,681	14,410
Great Portland Estates PLC	1,286,051	14,225
Hammerson PLC	958,206	9,503
Land Securities Group PLC	1,037,479	18,375
Safestore Holdings PLC	268,100	1,001
Shaftesbury PLC	340,000	3,818
UNITE Group (The) PLC	105,108	708

		71,488

United States - 44.4%
Alexandria Real Estate Equities, Inc.	168,100	13,051
American Campus Communities, Inc.	235,900	9,021
American Homes 4 Rent, Class A	365,600	6,493
American Realty Capital Properties, Inc.	369,200	4,626
AvalonBay Communities, Inc.	51,522	7,326
BioMed Realty Trust, Inc.	131,100	2,862
Boston Properties, Inc.	170,690	20,172
Brandywine Realty Trust	129,800	2,025
Brixmor Property Group, Inc.	73,500	1,687
DCT Industrial Trust, Inc.	268,000	2,200
DDR Corp.	249,400	4,397
Douglas Emmett, Inc.	130,300	3,677
Duke Realty Corp.	221,600	4,024
Equity Residential	393,400	24,784
Essex Property Trust, Inc.	135,881	25,126
Extended Stay America, Inc.	15,100	350
Federal Realty Investment Trust	90,500	10,943
General Growth Properties, Inc.	304,133	7,165
HCP, Inc.	35,600	1,473
Health Care REIT, Inc.	328,600	20,593
Healthcare Realty Trust, Inc.	99,500	2,529
Healthcare Trust of America, Inc., Class A	111,900	1,347
Highwoods Properties, Inc.	43,000	1,804
Hilton Worldwide Holdings, Inc.*	125,700	2,929
Host Hotels & Resorts, Inc.	961,812	21,170
Kilroy Realty Corp.	231,800	14,437
Kimco Realty Corp.	155,270	3,568
LaSalle Hotel Properties	150,800	5,322
Lexington Realty Trust	190,100	2,093
Liberty Property Trust	104,700	3,971
Macerich (The) Co.	187,721	12,530
Pebblebrook Hotel Trust	39,600	1,464
Plum Creek Timber Co., Inc.	147,400	6,648
Post Properties, Inc.	58,300	3,117
Prologis, Inc.	679,965	27,940
Public Storage	24,900	4,267
Ramco-Gershenson Properties Trust	65,800	1,094
Realty Income Corp.	12,200	542
Senior Housing Properties Trust	75,200	1,827
Simon Property Group, Inc.	267,780	44,526
SL Green Realty Corp.	88,500	9,683
Spirit Realty Capital, Inc.	317,000	3,601
Starwood Hotels & Resorts Worldwide, Inc.	122,400	9,892
Strategic Hotels & Resorts, Inc.*	125,600	1,471
Sunstone Hotel Investors, Inc.	123,000	1,836
Tanger Factory Outlet Centers, Inc.	30,340	1,061
Taubman Centers, Inc.	157,900	11,970
UDR, Inc.	218,922	6,268
Ventas, Inc.	111,049	7,118
Vornado Realty Trust	164,732	17,582
Washington Prime Group, Inc.*	129,890	2,434

		408,036

Total Common Stocks(1) (Cost $678,760)		890,232

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%
Hong Kong - 0.0%
Sun Hung Kai Properties Ltd., Exp. 4/22/16, Strike $98.6*	68,864	$90

Total Warrants(1) (Cost $ — )		90

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	28,019,492	$28,019

Total Investment Companies (Cost $28,019)		28,019

Total Investments - 99.9% (Cost $706,779)		918,341

Other Assets less Liabilities - 0.1%		1,359

NET ASSETS - 100.0%		$919,700

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $27,968,000 with net purchases of approximately $51,000 during the three months ended June 30, 2014.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Department Stores	0.9%
Diversified Real Estate Activities	15.8
Diversified REITs	13.1
Health Care REITs	3.9
Hotel & Resort REITs	3.5
Hotels, Resorts & Cruise Lines	3.1
Industrial REITs	4.3
Office REITs	11.9
Real Estate Development	3.0
Real Estate Operating Companies	8.7
Residential REITs	9.4
Retail REITs	21.1
Specialized REITs	1.3

Total	100.0%

At June 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	47.5%
Japanese Yen	13.1
Hong Kong Dollar	9.6
Euro	8.1
British Pound	8.0
All other currencies less than 5%	13.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Australia	$7,087		$37,109		$—	$44,196
Canada	20,829		—		—	20,829
Spain	4,199		7,845		—	12,044
United States	408,036		—		—	408,036
All Other Countries	—		405,127	(1)	—	405,127
Warrants	90	(1)	—		—	90
Investment Companies	28,019		—		—	28,019

Total Investments	$468,260		$450,081		$—	$918,341

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	JUNE 30, 2014 (UNAUDITED)

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$723,019

Gross tax appreciation of investments	$203,112
Gross tax depreciation of investments	(7,790)

Net tax appreciation of investments	$195,322

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2%
Australia - 1.4%
Australia & New Zealand Banking Group Ltd.	632,280	$19,892
BHP Billiton Ltd. ADR	129,122	8,838
CSL Ltd.	79,467	4,989
Flight Centre Travel Group Ltd.	21,678	910
REA Group Ltd.	29,980	1,209
Telstra Corp. Ltd.	1,232,360	6,057

		41,895

Austria - 1.1%
Conwert Immobilien Invest S.E.*	366,067	4,344
Erste Group Bank A.G.	437,012	14,137
Schoeller-Bleckmann Oilfield Equipment A.G.	106,492	13,724

		32,205

Belgium - 0.5%
Anheuser-Busch InBev N.V.	129,370	14,870
Telenet Group Holding N.V.*	17,922	1,021

		15,891

Bermuda - 0.5%
Everest Re Group Ltd.	82,531	13,245

Brazil - 1.9%
AMBEV S.A. ADR	844,747	5,947
Banco do Brasil S.A.	572,400	6,425
BB Seguridade Participacoes S.A.	367,800	5,373
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	1,346,900	14,439
Cielo S.A.	332,200	6,848
Embraer S.A. ADR	123,940	4,515
Kroton Educacional S.A.	99,800	2,805
Vale S.A. ADR	559,400	7,401
WEG S.A.	54,940	693

		54,446

Canada - 4.3%
Alimentation Couche Tard, Inc., Class B	128,354	3,516
Barrick Gold Corp.	124,724	2,282
Brookfield Asset Management, Inc., Class A	80,871	3,560
Canadian National Railway Co.	82,359	5,355
Canadian Natural Resources Ltd.	197,724	9,085
Canadian Pacific Railway Ltd.	26,929	4,878
Cenovus Energy, Inc.	51,099	1,657
CI Financial Corp.	99,449	3,267
Enbridge, Inc.	150,335	7,133
Encana Corp.	96,029	2,275
Kinross Gold Corp.*	561,870	2,327
Magna International, Inc.	79,500	8,566
Manulife Financial Corp.	682,200	13,555
Methanex Corp.	40,900	2,527
Peyto Exploration & Development Corp.	38,921	1,470
Potash Corp. of Saskatchewan, Inc.	15,460	588
Potash Corp. of Saskatchewan, Inc. (New York Exchange)	100,138	3,801
Rogers Communications, Inc., Class B	114,479	4,608
Suncor Energy, Inc.	244,100	10,409
Talisman Energy, Inc.	601,040	6,354
Toronto-Dominion Bank (The)	163,688	8,426
Toronto-Dominion Bank (The) (New York Exchange)	253,000	13,007
Yamana Gold, Inc.	915,690	7,527

		126,173

China - 3.3%
Anhui Conch Cement Co. Ltd., Class H	5,429,700	18,643
Baidu, Inc. ADR*	10,937	2,043
China Construction Bank Corp., Class H	15,339,200	11,606
China Oilfield Services Ltd., Class H	4,339,700	10,447
China Petroleum & Chemical Corp., Class H	13,873,100	13,241
China Shipping Container Lines Co. Ltd., Class H*	16,453,000	4,246
ENN Energy Holdings Ltd.	336,000	2,416
Industrial & Commercial Bank of China Ltd., Class H	6,483,000	4,101
Lenovo Group Ltd.	2,024,000	2,766
Mindray Medical International Ltd. ADR	203,666	6,416
Qihoo 360 Technology Co. Ltd. ADR*	12,146	1,118
Sihuan Pharmaceutical Holdings Group Ltd.	1,772,000	1,084
Tencent Holdings Ltd.	325,500	4,977
Vipshop Holdings Ltd. ADR*	9,175	1,723
Weichai Power Co. Ltd., Class H	2,109,000	8,160
WuXi PharmaTech Cayman, Inc. ADR*	48,526	1,595
YY, Inc. ADR*	16,599	1,253

		95,835

Czech Republic - 0.2%
Komercni Banka A.S.	23,961	5,511

Denmark - 1.5%
Carlsberg A/S, Class B	115,000	12,386
Coloplast A/S, Class B	31,586	2,858

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2% continued
Denmark - 1.5% continued
GN Store Nord A/S	84,762	$2,429
Novo Nordisk A/S, Class B	441,307	20,372
Pandora A/S	51,010	3,914
SimCorp A/S	43,168	1,487

		43,446

Finland - 0.5%
Kone OYJ, Class B	48,754	2,036
Sampo OYJ, Class A	238,325	12,063

		14,099

France - 8.3%
Accor S.A.	102,824	5,343
Air Liquide S.A.	28,875	3,898
AXA S.A.	926,838	22,119
Bollore S.A.*	1,737	1,127
Cap Gemini S.A.	96,200	6,871
Carrefour S.A.	139,844	5,154
Cie de St-Gobain	297,154	16,740
Danone S.A.	207,856	15,427
Essilor International S.A.	95,521	10,141
Eurofins Scientific S.E.	5,764	1,772
Hermes International	3,191	1,178
JCDecaux S.A.	95,147	3,554
Legrand S.A.	131,670	8,049
L’Oreal S.A.	68,624	11,833
LVMH Moet Hennessy Louis Vuitton S.A.	30,106	5,799
Orange S.A.	535,703	8,442
Pernod Ricard S.A.	85,590	10,279
Peugeot S.A.*	114,684	1,698
Plastic Omnium S.A.	37,000	1,163
Publicis Groupe S.A.	22,607	1,919
Sanofi	233,330	24,818
Schneider Electric S.E.	182,402	17,203
Societe Generale S.A.	146,374	7,655
Sodexo	70,152	7,550
Total S.A.	212,063	15,322
Unibail-Rodamco S.E.	46,829	13,609
Valeo S.A.	45,368	6,084
Vinci S.A.	81,348	6,076
Zodiac Aerospace	53,688	1,816

		242,639

Germany - 5.9%
Adidas A.G.	45,560	4,615
Allianz S.E. (Registered)	110,525	18,421
BASF S.E.	80,495	9,373
Bayer A.G. (Registered)	59,606	8,419
Bayerische Motoren Werke A.G.	43,882	5,566
Bertrandt A.G.	6,481	1,031
Brenntag A.G.	16,713	2,985
Continental A.G.	31,474	7,291
Daimler A.G. (Registered)	164,086	15,367
Deutsche Annington Immobilien S.E.	38,736	1,140
Deutsche Boerse A.G.	223,193	17,321
Deutsche Wohnen A.G. (Bearer)	49,069	1,058
E.ON S.E.	230,700	4,764
Fielmann A.G.	8,099	1,168
Fresenius Medical Care A.G. & Co. KGaA	49,194	3,310
Fresenius S.E. & Co. KGaA	31,489	4,696
Infineon Technologies A.G.	314,719	3,934
Linde A.G.	54,090	11,503
MorphoSys A.G.*	12,491	1,172
OSRAM Licht A.G.*	29,360	1,481
ProSiebenSat.1 Media A.G. (Registered)	82,823	3,690
SAP A.G.	170,365	13,159
Siemens A.G. (Registered)	155,067	20,480
Symrise A.G.	112,595	6,132
Volkswagen A.G.	4,180	1,081
Wincor Nixdorf A.G.	16,825	960
Wirecard A.G.	42,447	1,832

		171,949

Hong Kong - 2.0%
AIA Group Ltd.	993,000	4,997
BOC Hong Kong Holdings Ltd.	3,770,600	10,929
Cheung Kong Holdings Ltd.	652,651	11,581
China High Precision Automation Group Ltd.*	982,000	10
China Mobile Ltd.	1,737,971	16,873
Hang Lung Properties Ltd.	549,000	1,693
Hong Kong Exchanges and Clearing Ltd.	64,600	1,206
Orient Overseas International Ltd.	1,665,400	8,156
Techtronic Industries Co.	1,039,000	3,333

		58,778

India - 1.6%
HDFC Bank Ltd. ADR	170,924	8,003
ICICI Bank Ltd. ADR	491,933	24,547
Infosys Ltd. ADR	45,130	2,427
Tata Motors Ltd. ADR	266,501	10,409

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2% continued
India - 1.6% continued
WNS Holdings Ltd. ADR*	112,346	$2,155

		47,541

Indonesia - 0.4%
Astra International Tbk PT	5,033,400	3,092
Bank Rakyat Indonesia Persero Tbk PT	5,014,500	4,370
Indofood Sukses Makmur Tbk PT	7,860,500	4,445

		11,907

Ireland - 3.0%
Covidien PLC	125,090	11,281
CRH PLC	320,517	8,222
CRH PLC (Dublin Exchange)	120,672	3,107
Experian PLC	135,068	2,281
ICON PLC*	306,165	14,424
Shire PLC	520,454	40,809
Smurfit Kappa Group PLC	114,343	2,612
Smurfit Kappa Group PLC (Dublin Exchange)	233,805	5,340

		88,076

Israel - 1.0%
Check Point Software Technologies Ltd.*	44,293	2,969
Israel Chemicals Ltd.	726,000	6,231
Teva Pharmaceutical Industries Ltd. ADR	390,297	20,459

		29,659

Italy - 0.7%
Azimut Holding S.p.A.	54,529	1,406
Banca Generali S.p.A.	68,485	1,885
Intesa Sanpaolo S.p.A.	4,452,232	13,725
Pirelli & C. S.p.A.	250,059	4,007

		21,023

Japan - 12.8%
Amada Co. Ltd.	436,736	4,446
Asahi Kasei Corp.	318,000	2,438
Astellas Pharma, Inc.	361,100	4,753
Bank of Yokohama (The) Ltd.	2,300,333	13,264
Century Tokyo Leasing Corp.	44,700	1,512
Daikin Industries Ltd.	114,200	7,223
Daito Trust Construction Co. Ltd.	23,100	2,719
Denso Corp.	327,500	15,661
Dentsu, Inc.	121,500	4,959
F@N Communications, Inc.	54,000	886
FANUC Corp.	98,420	17,008
Fuji Heavy Industries Ltd.	261,500	7,257
Hitachi Ltd.	2,970,400	21,799
Hoya Corp.	147,100	4,895
Inpex Corp.	375,200	5,714
Isuzu Motors Ltd.	2,011,200	13,325
ITOCHU Corp.	281,400	3,620
Japan Display, Inc.*	448,779	2,754
Japan Tobacco, Inc.	280,903	10,259
Kao Corp.	113,100	4,456
Keyence Corp.	12,900	5,643
Komatsu Ltd.	387,600	9,013
Kyowa Hakko Kirin Co. Ltd.	548,761	7,438
LIXIL Group Corp.	63,000	1,704
M3, Inc.	73,700	1,172
Minebea Co. Ltd.	103,343	1,164
Miraca Holdings, Inc.	21,700	1,053
Mitsubishi Corp.	410,574	8,553
Mitsubishi Estate Co. Ltd.	9,000	223
Mitsubishi UFJ Financial Group, Inc.	704,229	4,326
Mitsui & Co. Ltd.	782,700	12,569
Mizuho Financial Group, Inc.	5,347,200	10,992
MS&AD Insurance Group Holdings, Inc.	311,850	7,551
Murata Manufacturing Co. Ltd.	39,100	3,668
Nidec Corp.	86,400	5,312
Nintendo Co. Ltd.	34,090	4,085
Nippon Kayaku Co. Ltd.	69,000	900
Nippon Steel & Sumitomo Metal Corp.	2,621,900	8,399
Nitori Holdings Co. Ltd.	36,800	2,014
Nitto Denko Corp.	142,000	6,667
NKSJ Holdings, Inc.	197,895	5,342
Omron Corp.	27,900	1,179
ORIX Corp.	517,300	8,568
Otsuka Corp.	23,700	1,150
SCSK Corp.	38,400	1,084
Secom Co. Ltd.	222,600	13,625
Sega Sammy Holdings, Inc.	105,900	2,087
Ship Healthcare Holdings, Inc.	4,100	144
SMC Corp.	78,052	20,930
Start Today Co. Ltd.	59,600	1,571
Sugi Holdings Co. Ltd.	70,323	3,210
Sumitomo Mitsui Financial Group, Inc.	261,800	10,993
Sumitomo Mitsui Trust Holdings, Inc.	2,093,631	9,588
Sumitomo Realty & Development Co. Ltd.	112,000	4,819
Suruga Bank Ltd.	166,000	3,227
Suzuki Motor Corp.	277,395	8,705

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2% continued
Japan - 12.8% continued
THK Co. Ltd.	259,216	$6,125
Tokio Marine Holdings, Inc.	288,706	9,513
Toyota Motor Corp.	127,400	7,664
Tsuruha Holdings, Inc.	26,900	1,486

		372,404

Malaysia - 0.2%
Genting Bhd.	1,463,500	4,556

Mexico - 0.3%
Grupo Televisa S.A.B. ADR	243,438	8,352

Netherlands - 2.7%
Core Laboratories N.V.	116,707	19,497
Heineken N.V.	253,129	18,174
NXP Semiconductor N.V.*	108,280	7,166
Royal Dutch Shell PLC, Class A	796,748	32,973

		77,810

New Zealand - 0.0%
Ryman Healthcare Ltd.	137,237	1,027

Norway - 1.9%
DNB ASA	802,685	14,663
Gjensidige Forsikring ASA	61,803	1,108
Norsk Hydro ASA	1,164,759	6,226
Statoil ASA	512,500	15,810
Statoil ASA ADR	368,077	11,348
Telenor ASA	262,200	5,966

		55,121

Peru - 0.1%
Credicorp Ltd.	18,155	2,823

Poland - 0.0%
Powszechna Kasa Oszczednosci Bank Polski S.A.	82,076	1,019

Russia - 0.8%
Lukoil OAO ADR	196,000	11,724
Mobile Telesystems OJSC ADR	292,800	5,780
Sberbank of Russia ADR	650,810	6,619

		24,123

Singapore - 1.4%
Biosensors International Group Ltd.	4,072,939	3,055
Golden Agri-Resources Ltd.	35,788,982	15,930
Singapore Technologies Engineering Ltd.	234,000	712
United Overseas Bank Ltd.	1,160,002	20,965

		40,662

South Africa - 0.9%
Bidvest Group Ltd.	96,209	2,557
MTN Group Ltd.	188,570	3,968
Sasol Ltd. ADR	342,000	20,219

		26,744

South Korea - 1.1%
Coway Co. Ltd.	15,299	1,281
Hyundai Mobis Co. Ltd.	33,572	9,422
NAVER Corp.	2,368	1,959
POSCO	24,533	7,346
Samsung Electronics Co. Ltd.	7,037	9,201
SK Hynix, Inc.*	53,030	2,544

		31,753

Spain - 2.3%
Abertis Infraestructuras S.A.	122,707	2,821
Amadeus IT Holding S.A., Class A	458,643	18,896
Banco Bilbao Vizcaya Argentaria S.A.	1,879,072	23,922
Banco Santander S.A.	913,358	9,531
Bankinter S.A.	279,978	2,187
Grifols S.A.	37,708	2,059
Inditex S.A.	7,341	1,132
Mapfre S.A.	304,336	1,212
Repsol S.A.	239,911	6,338

		68,098

Sweden - 2.3%
Atlas Copco AB, Class A	604,526	17,450
Getinge AB, Class B	413,988	10,872
Hennes & Mauritz AB, Class B	58,000	2,532
Hexpol AB	15,313	1,388
Intrum Justitia AB	35,061	1,046
Investor AB, Class B	222,540	8,341
Sandvik AB	331,862	4,530
Svenska Cellulosa AB S.C.A., Class B	254,100	6,618
Telefonaktiebolaget LM Ericsson, Class B	422,301	5,106
Volvo AB, Class B	561,503	7,726

		65,609

Switzerland - 8.4%
ABB Ltd. (Registered)*	372,623	8,599
Actelion Ltd. (Registered)*	37,227	4,706
Adecco S.A. (Registered)*	34,750	2,858
Burckhardt Compression Holding A.G.	2,228	1,201
Cie Financiere Richemont S.A. (Registered)	128,229	13,458
Clariant A.G. (Registered)*	173,922	3,407
Credit Suisse Group A.G. ADR*	238,915	6,778

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2% continued
Switzerland - 8.4% continued
Foster Wheeler A.G.	132,455	$4,513
Geberit A.G. (Registered)	8,949	3,143
Holcim Ltd. (Registered)*	99,174	8,718
Nestle S.A. (Registered)	383,159	29,688
Novartis A.G. (Registered)	377,708	34,214
Novartis A.G. ADR	139,026	12,586
Partners Group Holding A.G.	16,280	4,446
Roche Holding A.G. (Genusschein)	168,757	50,357
Sika A.G. (Bearer)	445	1,820
Sonova Holding A.G. (Registered)	13,997	2,136
Straumann Holding A.G. (Registered)	5,424	1,255
Swatch Group (The) A.G. (Bearer)	5,120	3,092
Syngenta A.G. (Registered)	21,816	8,151
Transocean Ltd.	173,050	7,792
UBS A.G. (Registered)*	703,802	12,897
Zurich Insurance Group A.G.*	63,300	19,084

		244,899

Taiwan - 1.5%
Advanced Semiconductor Engineering, Inc.	10,319,415	13,423
Delta Electronics, Inc.	573,000	4,177
Fubon Financial Holding Co. Ltd.	1,286,000	1,858
MediaTek, Inc.	313,000	5,301
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	924,524	19,776

		44,535

Thailand - 0.1%
Bangkok Bank PCL NVDR	443,127	2,636

Turkey - 0.8%
Akbank T.A.S.	2,106,877	7,748
KOC Holding A.S. ADR	260,400	6,315
Turkiye Garanti Bankasi A.S.	2,043,767	7,998

		22,061

United Arab Emirates - 0.1%
Dragon Oil PLC	192,238	2,018
Emaar Properties PJSC	629,415	1,442

		3,460

United Kingdom - 16.3%
Amlin PLC	380,199	3,051
Anglo American PLC	261,609	6,391
ARM Holdings PLC ADR	437,789	19,806
Ashtead Group PLC	72,367	1,082
Babcock International Group PLC	308,538	6,136
BAE Systems PLC	1,755,700	13,008
Barclays PLC	1,566,375	5,706
Berendsen PLC	65,978	1,107
BG Group PLC	696,877	14,733
BP PLC ADR	74,624	3,936
BT Group PLC	1,513,676	9,958
BTG PLC*	156,218	1,691
Bunzl PLC	191,040	5,298
Capita PLC	343,450	6,725
Centrica PLC	2,194,000	11,729
Compass Group PLC	340,364	5,942
Countrywide PLC	108,486	954
Daily Mail & General Trust PLC, Class A	72,626	1,033
Derwent London PLC	22,708	1,040
Diageo PLC	1,339,262	42,633
DS Smith PLC	193,957	918
easyJet PLC	194,972	4,549
Ensco PLC, Class A	97,500	5,418
Genel Energy PLC*	105,525	1,831
GlaxoSmithKline PLC	434,187	11,602
Glencore PLC	3,658,799	20,387
Halma PLC	218,464	2,201
Hargreaves Lansdown PLC	51,038	1,080
Hays PLC	56,493	141
Hikma Pharmaceuticals PLC	36,011	1,033
Hiscox Ltd.*	156,538	1,896
Howden Joinery Group PLC	195,363	1,034
HSBC Holdings PLC	2,383,711	24,200
HSBC Holdings PLC (Hong Kong Exchange)	102,926	1,044
IG Group Holdings PLC	45,263	456
IMI PLC	188,803	4,801
Imperial Tobacco Group PLC	305,700	13,747
InterContinental Hotels Group PLC	53,716	2,223
ITV PLC	2,676,781	8,152
Lloyds Banking Group PLC*	15,885,766	20,202
Marks & Spencer Group PLC	742,200	5,395
Nanoco Group PLC*	33,677	61
Next PLC	48,081	5,325
Noble Corp. PLC	206,230	6,921
Pearson PLC	300,760	5,935
Persimmon PLC*	559,917	12,176
Provident Financial PLC	30,963	1,209
Prudential PLC	536,345	12,303
Reckitt Benckiser Group PLC	162,690	14,188
Rio Tinto PLC	300,829	16,232

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.2% continued
United Kingdom - 16.3% continued
Rio Tinto PLC ADR	186,361	$10,116
Rolls-Royce Holdings PLC*	781,133	14,267
Sage Group (The) PLC	925,169	6,075
Schroders PLC	40,611	1,739
Serco Group PLC	813,100	5,092
St. James’s Place PLC	74,873	977
Standard Chartered PLC	378,675	7,739
Subsea 7 S.A.	443,820	8,279
Tesco PLC	1,991,000	9,671
TUI Travel PLC	190,921	1,299
Unilever PLC	284,595	12,905
Vodafone Group PLC	1	—
Vodafone Group PLC ADR	255,471	8,530
Whitbread PLC	59,601	4,491
Willis Group Holdings PLC	263,465	11,408
WPP PLC	202,392	4,407

		475,614

United States - 2.1%
Aon PLC	50,547	4,554
Axis Capital Holdings Ltd.	277,000	12,266
Carnival Corp.	398,034	14,986
Freeport-McMoRan Copper & Gold, Inc.	283,812	10,359
Genpact Ltd.*	210,970	3,698
Philip Morris International, Inc.	87,490	7,376
RenaissanceRe Holdings Ltd.	62,900	6,730
Verizon Communications, Inc.	49,470	2,421

		62,390

Total Common Stocks(1) (Cost $2,254,583)		2,750,014

PREFERRED STOCKS - 2.2%
Brazil - 1.3%
Banco Bradesco S.A.	271,050	3,938
Banco Bradesco S.A. ADR	1,186,280	17,225
Cia Paranaense de Energia ADR	601,000	9,201
Itau Unibanco Holding S.A.	237,380	3,418
Itau Unibanco Holding S.A. ADR	273,116	3,927

		37,709

Colombia - 0.2%
Bancolombia S.A. ADR	115,810	6,694

Germany - 0.7%
Henkel A.G. & Co. KGaA	46,518	5,381
Volkswagen A.G.	53,500	14,051

		19,432

United Kingdom - 0.0%
Rolls-Royce Holdings PLC*	104,671,822	179

Total Preferred Stocks(1) (Cost $62,242)		64,014

RIGHTS - 0.0%
Spain - 0.0%
Repsol S.A.*	239,889	163

Total Rights(1) (Cost $158)		163

INVESTMENT COMPANIES - 3.1%
iShares MSCI United Kingdom ETF	226,336	4,726
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(2) (3)	86,096,805	86,097

Total Investment Companies(1) (Cost $89,954)		90,823

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.04%, 10/2/14(4)	$4,350	$4,350

Total Short-Term Investments (Cost $4,350)		4,350

Total Investments - 99.7% (Cost $2,411,287)		2,909,364

Other Assets less Liabilities - 0.3%		10,003

NET ASSETS - 100.0%		$2,919,367

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $102,726,000 with net sales of approximately $16,629,000 during the three months ended June 30, 2014.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Mini MSCI EAFE Index	284	$27,958	Long	9/14	$105

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.9%
Consumer Staples	9.9
Energy	9.4
Financials	25.3
Health Care	11.8
Industrials	12.6
Information Technology	7.8
Materials	8.2
Telecommunication Services	2.6
Utilities	1.5

Total	100.0%

At June 30, 2014, the Fund’s investments were denominated in the following currencies :

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	23.0%
United States Dollar	19.7
British Pound	16.1
Japanese Yen	13.2
Swiss Franc	7.6
Hong Kong Dollar	5.0
All other currencies less than 5%	15.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Australia	$8,838		$33,057		$—	$41,895
Bermuda	13,245		—		—	13,245
Brazil	54,446		—		—	54,446
Canada	126,173		—		—	126,173
China	14,147		81,688		—	95,835
Hong Kong	—		58,768		10	58,778
India	47,541		—		—	47,541
Ireland	25,704		62,372		—	88,076
Israel	23,428		6,231		—	29,659
Mexico	8,352		—		—	8,352
Netherlands	26,663		51,147		—	77,810
Norway	11,348		43,773		—	55,121
Peru	2,823		—		—	2,823
Russia	24,123		—		—	24,123
South Africa	20,219		6,525		—	26,744
Switzerland	31,669		213,230		—	244,899
Taiwan	19,776		24,759		—	44,535
Turkey	6,315		15,746		—	22,061
United Kingdom	66,135		409,479		—	475,614
United States	62,390		—		—	62,390
All Other Countries	—		1,149,894	(1)	—	1,149,894
Preferred Stocks
Germany	—		19,432		—	19,432
All Other Countries	44,582	(1)	—		—	44,582
Rights	163	(1)	—		—	163
Investment Companies	90,823		—		—	90,823
Short-Term Investments	—		4,350		—	4,350

Total Investments	$728,903		$2,180,451		$10	$2,909,364

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$105		$—		$—	$105

(1)	Classifications as defined in the Schedule of Investments.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued	JUNE 30, 2014 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 3/31/14 (000S)
Common Stock
Hong Kong	$10	$—	$—	$—	$—	$—	$—	$10	$—

The Fund valued the securities included in the balance as of 6/30/14 above using prices provided by the Asset Management PVC.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,440,956

Gross tax appreciation of investments	$523,767
Gross tax depreciation of investments	(55,359)

Net tax appreciation of investments	$468,408

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8%
Aerospace & Defense - 3.4%
Boeing (The) Co.	21,001	$2,672
Northrop Grumman Corp.	72,500	8,673
Precision Castparts Corp.	11,021	2,782
Raytheon Co.	58,300	5,378
United Technologies Corp.	19,142	2,210

		21,715

Apparel & Textile Products - 2.6%
Michael Kors Holdings Ltd.*	53,951	4,783
NIKE, Inc., Class B	123,439	9,572
Under Armour, Inc., Class A*	33,924	2,018

		16,373

Automotive - 1.2%
Johnson Controls, Inc.	115,200	5,752
Tesla Motors, Inc.*	8,074	1,938

		7,690

Banking - 2.9%
Bank of America Corp.	367,300	5,645
BB&T Corp.	147,100	5,800
Citigroup, Inc.	105,300	4,960
SunTrust Banks, Inc.	44,400	1,779

		18,184

Biotechnology & Pharmaceuticals - 13.3%
Actavis PLC*	3,500	781
Alexion Pharmaceuticals, Inc.*	18,107	2,829
Allergan, Inc.	8,816	1,492
Biogen Idec, Inc.*	31,959	10,077
Bristol-Myers Squibb Co.	51,849	2,515
Celgene Corp.*	98,530	8,462
Eli Lilly & Co.	94,700	5,887
Gilead Sciences, Inc.*	107,937	8,949
Intercept Pharmaceuticals, Inc.*	3,230	764
Johnson & Johnson	113,626	11,888
Merck & Co., Inc.	229,450	13,274
Novo Nordisk A/S ADR	67,183	3,103
Perrigo Co. PLC	8,420	1,227
Pfizer, Inc.	384,565	11,414
Vertex Pharmaceuticals, Inc.*	24,693	2,338

		85,000

Chemicals - 1.7%
BASF S.E. ADR	17,100	1,992
E.I. du Pont de Nemours & Co.	82,800	5,418
Monsanto Co.	26,619	3,321

		10,731

Consumer Products - 7.3%
Archer-Daniels-Midland Co.	126,600	5,584
Coca-Cola (The) Co.	20,000	847
ConAgra Foods, Inc.	47,400	1,407
Estee Lauder (The) Cos., Inc., Class A	81,446	6,048
Herbalife Ltd.	80,800	5,215
Kraft Foods Group, Inc.	97,600	5,851
Mondelez International, Inc., Class A	376,139	14,147
Philip Morris International, Inc.	70,600	5,952
Tyson Foods, Inc., Class A	42,000	1,577

		46,628

Electrical Equipment - 0.2%
TE Connectivity Ltd.	25,600	1,583

Engineering & Construction Services - 0.8%
Fluor Corp.	20,200	1,553
KBR, Inc.	159,100	3,795

		5,348

Hardware - 4.9%
Apple, Inc.	147,402	13,698
Cisco Systems, Inc.	229,100	5,693
EMC Corp.	233,503	6,151
Hewlett-Packard Co.	122,300	4,119
Motorola Solutions, Inc.	28,214	1,878

		31,539

Health Care Facilities/Services - 2.8%
Cardinal Health, Inc.	79,000	5,416
Express Scripts Holding Co.*	104,020	7,212
Quest Diagnostics, Inc.	92,200	5,411

		18,039

Home & Office Products - 0.5%
Lennar Corp., Class B	44,264	1,573
Tupperware Brands Corp.	18,100	1,515

		3,088

Institutional Financial Services - 2.4%
Bank of New York Mellon (The) Corp.	162,400	6,087
Goldman Sachs Group (The), Inc.	11,176	1,871
JPMorgan Chase & Co.	90,700	5,226
Morgan Stanley	59,190	1,914

		15,098

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Insurance - 4.5%
Allstate (The) Corp.	95,100	$5,584
American International Group, Inc.	79,800	4,356
CNO Financial Group, Inc.	499,000	8,882
Marsh & McLennan Cos., Inc.	108,800	5,638
Voya Financial, Inc.	85,200	3,096
XL Group PLC	35,600	1,165

		28,721

Iron & Steel - 0.4%
Carpenter Technology Corp.	42,200	2,669

Machinery - 0.1%
Flowserve Corp.	10,400	773

Media Content - 5.9%
Aimia, Inc.	129,900	2,275
Comcast Corp., Class A	58,465	3,138
Discovery Communications, Inc., Class A*	20,833	1,547
Facebook, Inc., Class A*	64,715	4,355
Google, Inc., Class A*	5,331	3,117
Google, Inc., Class C*	5,458	3,140
LinkedIn Corp., Class A*	14,115	2,420
Pandora Media, Inc.*	18,135	535
Priceline Group (The), Inc.*	3,153	3,793
TripAdvisor, Inc.*	11,449	1,244
Twenty-First Century Fox, Inc., Class A	53,252	1,872
Twitter, Inc.*	22,675	929
Walt Disney (The) Co.	106,603	9,140
Youku Tudou, Inc. ADR*	9,502	227

		37,732

Medical Equipment/Devices - 1.6%
Abbott Laboratories	52,911	2,164
Baxter International, Inc.	74,400	5,379
Illumina, Inc.*	14,329	2,558

		10,101

Metals & Mining - 0.5%
Alcoa, Inc.	110,700	1,648
Cameco Corp.	70,902	1,391

		3,039

Oil, Gas & Coal - 9.7%
BP PLC ADR	66,100	3,487
Chesapeake Energy Corp.	60,700	1,887
Chevron Corp.	44,800	5,849
Concho Resources, Inc.*	16,894	2,441
ConocoPhillips	93,100	7,982
Ensco PLC, Class A	168,900	9,386
EOG Resources, Inc.	20,067	2,345
Exxon Mobil Corp.	33,000	3,323
Halliburton Co.	82,600	5,865
Marathon Oil Corp.	145,400	5,804
Occidental Petroleum Corp.	56,000	5,747
Royal Dutch Shell PLC ADR	41,100	3,385
Schlumberger Ltd.	34,399	4,057

		61,558

Real Estate Investment Trusts - 0.3%
American Tower Corp.	22,068	1,986

Retail Discretionary - 6.5%
Amazon.com, Inc.*	13,173	4,278
eBay, Inc.*	124,703	6,243
Home Depot (The), Inc.	9,500	769
Inditex S.A. ADR	89,058	2,749
Lowe’s Cos., Inc.	118,500	5,687
Netflix, Inc.*	5,476	2,413
Nordstrom, Inc.	90,601	6,155
O’Reilly Automotive, Inc.*	7,159	1,078
Swatch Group (The) A.G. ADR	50,266	1,520
Tiffany & Co.	15,735	1,577
TJX (The) Cos., Inc.	164,726	8,755

		41,224

Retail Staples - 3.6%
Costco Wholesale Corp.	76,409	8,799
CVS Caremark Corp.	152,843	11,520
Wal-Mart Stores, Inc.	34,600	2,597
Whole Foods Market, Inc.	7,146	276

		23,192

Semiconductors - 3.0%
ARM Holdings PLC ADR	32,676	1,478
Broadcom Corp., Class A	156,500	5,809
Intel Corp.	189,100	5,843
QUALCOMM, Inc.	77,139	6,110

		19,240

Software - 5.9%
Adobe Systems, Inc.*	112,696	8,155
CA, Inc.	221,100	6,354
FireEye, Inc.*	12,954	525
Microsoft Corp.	132,300	5,517
Oracle Corp.	168,103	6,813

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.8% continued
Software - 5.9% continued
Red Hat, Inc.*	39,879	$2,204
Salesforce.com, Inc.*	47,288	2,747
Splunk, Inc.*	25,661	1,420
Tableau Software, Inc., Class A*	6,662	475
VMware, Inc., Class A*	20,497	1,984
Workday, Inc., Class A*	17,749	1,595

		37,789

Specialty Finance - 2.4%
Ally Financial, Inc.*	71,400	1,707
Cash America International, Inc.	48,200	2,142
MasterCard, Inc., Class A	82,860	6,088
Visa, Inc., Class A	17,266	3,638
Western Union (The) Co.	91,600	1,588

		15,163

Technology Services - 1.0%
Accenture PLC, Class A	5,957	482
Xerox Corp.	450,600	5,605

		6,087

Telecom - 2.0%
AT&T, Inc.	155,500	5,498
Verizon Communications, Inc.	129,178	6,321
Vodafone Group PLC ADR	35,445	1,184

		13,003

Transportation & Logistics - 0.9%
Canadian Pacific Railway Ltd.	13,883	2,515
FedEx Corp.	7,700	1,166
Union Pacific Corp.	21,125	2,107

		5,788

Travel, Lodging & Dining - 1.4%
Chipotle Mexican Grill, Inc.*	2,944	1,744
Dunkin’ Brands Group, Inc.	31,248	1,432
Las Vegas Sands Corp.	20,221	1,541
Marriott International, Inc., Class A	29,984	1,922
Starbucks Corp.	27,224	2,107

		8,746

Utilities - 2.2%
American Electric Power Co., Inc.	14,400	803
Edison International	99,500	5,782
Entergy Corp.	33,300	2,734
Exelon Corp.	108,800	3,969
NextEra Energy, Inc.	8,100	830

		14,118

Waste & Environment Service Equipment & Facilities - 0.9%
Waste Management, Inc.	125,700	5,622

Total Common Stocks (Cost $430,628)		617,567

INVESTMENT COMPANIES - 2.9%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	18,675,616	18,676

Total Investment Companies (Cost $18,676)		18,676

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.04%, 10/2/14(3)	$955	$955

Total Short-Term Investments (Cost $955)		955

Total Investments - 99.9% (Cost $450,259)		637,198

Other Assets less Liabilities - 0.1%		761

NET ASSETS - 100.0%		$637,959

(1)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,790,000 with net purchases of approximately $6,886,000 during the three months ended June 30, 2014.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P 500	74	$7,224	Long	9/14	$23

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued	JUNE 30, 2014 (UNAUDITED)

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.2%
Consumer Staples	11.3
Energy	10.2
Financials	11.0
Health Care	18.3
Industrials	6.4
Information Technology	20.8
Materials	2.4
Telecommunication Services	2.1
Utilities	2.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$617,567	(1)	$—	$—	$617,567
Investment Companies	18,676		—	—	18,676
Short-Term Investments	—		955	—	955

Total Investments	$636,243		$955	$—	$637,198

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$23		$—	$—	$23

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014 there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$455,985

Gross tax appreciation of investments	$185,592
Gross tax depreciation of investments	(4,379)

Net tax appreciation of investments	$181,213

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0%
Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.	21,585	$2,891
Exelis, Inc.	79,700	1,353
Huntington Ingalls Industries, Inc.	16,885	1,597
L-3 Communications Holdings, Inc.	34,775	4,199
Northrop Grumman Corp.	26,800	3,206
Oshkosh Corp.	98,080	5,446
Raytheon Co.	14,400	1,329

		20,021

Apparel & Textile Products - 1.4%
Deckers Outdoor Corp.*	15,055	1,300
Hanesbrands, Inc.	24,025	2,365
Under Armour, Inc., Class A*	159,594	9,494

		13,159

Asset Management - 1.4%
Affiliated Managers Group, Inc.*	37,239	7,649
Invesco Ltd.	138,900	5,243

		12,892

Automotive - 2.0%
Autoliv, Inc.	22,000	2,345
Cooper Tire & Rubber Co.	91,000	2,730
Goodyear Tire & Rubber (The) Co.	108,025	3,001
Harman International Industries, Inc.	27,120	2,914
Lear Corp.	16,500	1,474
Magna International, Inc.	31,920	3,439
TRW Automotive Holdings Corp.*	34,800	3,115

		19,018

Banking - 5.2%
Banco Latinoamericano de Comercio Exterior S.A., Class E	57,900	1,718
East West Bancorp, Inc.	197,829	6,922
Fifth Third Bancorp	196,300	4,191
Huntington Bancshares, Inc.	321,200	3,064
KeyCorp	555,525	7,961
Regions Financial Corp.	714,375	7,587
Signature Bank*	57,349	7,236
SunTrust Banks, Inc.	110,000	4,406
Webster Financial Corp.	191,150	6,029

		49,114

Biotechnology & Pharmaceuticals - 1.9%
Grifols S.A. ADR	41,375	1,823
Mallinckrodt PLC*	41,570	3,326
Mylan, Inc.*	51,150	2,637
Perrigo Co. PLC	48,406	7,056
Questcor Pharmaceuticals, Inc.	15,700	1,452
United Therapeutics Corp.*	8,300	734
USANA Health Sciences, Inc.*	11,500	899

		17,927

Chemicals - 2.0%
Cabot Corp.	29,200	1,693
Celanese Corp., Series A	28,000	1,800
CF Industries Holdings, Inc.	6,200	1,491
Huntsman Corp.	327,350	9,199
Sigma-Aldrich Corp.	46,977	4,767

		18,950

Consumer Discretionary Services - 0.6%
Manpowergroup, Inc.	22,145	1,879
RR Donnelley & Sons Co.	247,000	4,189

		6,068

Consumer Products - 3.6%
Archer-Daniels-Midland Co.	58,700	2,589
Church & Dwight Co., Inc.	86,042	6,019
Energizer Holdings, Inc.	14,400	1,757
Fresh Del Monte Produce, Inc.	42,800	1,312
Hain Celestial Group (The), Inc.*	60,160	5,339
JM Smucker (The) Co.	34,732	3,701
Molson Coors Brewing Co., Class B	54,390	4,033
Pinnacle Foods, Inc.	65,950	2,170
Tyson Foods, Inc., Class A	200,075	7,511

		34,431

Containers & Packaging - 0.5%
Graphic Packaging Holding Co.*	116,325	1,361
Owens-Illinois, Inc.*	53,000	1,836
Rock-Tenn Co., Class A	19,000	2,006

		5,203

Distribution/Wholesale - Consumer Staples - 0.1%
Bunge Ltd.	17,650	1,335

Distributors - 1.5%
Fastenal Co.	88,606	4,385
Ingram Micro, Inc., Class A*	36,900	1,078
LKQ Corp.*	248,473	6,632
Tech Data Corp.*	31,200	1,950

		14,045

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Electrical Equipment - 3.1%
AMETEK, Inc.	92,881	$4,856
Amphenol Corp., Class A	85,796	8,266
Generac Holdings, Inc.*	77,695	3,787
Roper Industries, Inc.	24,869	3,631
TE Connectivity Ltd.	22,300	1,379
Trimble Navigation Ltd.*	195,890	7,238

		29,157

Engineering & Construction Services - 0.6%
AECOM Technology Corp.*	26,700	860
Quanta Services, Inc.*	30,700	1,062
Tutor Perini Corp.*	46,800	1,485
URS Corp.	41,003	1,880

		5,287

Hardware - 3.9%
Brocade Communications Systems, Inc.	135,900	1,250
CommScope Holding Co., Inc.*	83,150	1,923
Corning, Inc.	108,700	2,386
F5 Networks, Inc.*	33,190	3,699
Harris Corp.	29,600	2,242
Juniper Networks, Inc.*	132,100	3,242
Lexmark International, Inc., Class A	52,200	2,514
MICROS Systems, Inc.*	87,106	5,914
Pitney Bowes, Inc.	75,600	2,088
Seagate Technology PLC	43,200	2,455
TiVo, Inc.*	250,775	3,237
Western Digital Corp.	65,110	6,010

		36,960

Health Care Facilities/Services - 2.8%
Aetna, Inc.	61,235	4,965
Catamaran Corp.*	105,930	4,678
Cigna Corp.	12,800	1,177
Community Health Systems, Inc.*	13,300	603
MEDNAX, Inc.*	45,185	2,628
PAREXEL International Corp.*	104,103	5,501
Quintiles Transnational Holdings, Inc.*	64,105	3,416
Universal Health Services, Inc., Class B	38,315	3,669

		26,637

Home & Office Products - 0.7%
DR Horton, Inc.	130,775	3,214
NACCO Industries, Inc., Class A	7,929	401
Whirlpool Corp.	22,300	3,105

		6,720

Institutional Financial Services - 1.9%
Intercontinental Exchange, Inc.	32,927	6,220
Raymond James Financial, Inc.	207,200	10,511
State Street Corp.	20,100	1,352

		18,083

Insurance - 5.9%
Aflac, Inc.	13,700	853
Allied World Assurance Co. Holdings A.G.	59,700	2,270
Allstate (The) Corp.	55,200	3,241
American Financial Group, Inc.	39,700	2,365
Ameriprise Financial, Inc.	23,200	2,784
Aspen Insurance Holdings Ltd.	30,700	1,394
Assurant, Inc.	27,900	1,829
Brown & Brown, Inc.	143,008	4,392
Endurance Specialty Holdings Ltd.	23,200	1,197
Everest Re Group Ltd.	20,000	3,210
Genworth Financial, Inc., Class A*	177,350	3,086
Hartford Financial Services Group (The), Inc.	123,675	4,429
HCC Insurance Holdings, Inc.	50,475	2,470
Lincoln National Corp.	130,900	6,733
Montpelier Re Holdings Ltd.	33,200	1,061
PartnerRe Ltd.	10,700	1,169
Principal Financial Group, Inc.	36,300	1,832
Unum Group	100,500	3,493
Validus Holdings Ltd.	71,225	2,724
Voya Financial, Inc.	139,775	5,079

		55,611

Iron & Steel - 0.6%
Allegheny Technologies, Inc.	91,420	4,123
Reliance Steel & Aluminum Co.	16,300	1,201

		5,324

Leisure Products - 0.7%
Polaris Industries, Inc.	52,901	6,890

Machinery - 2.9%
AGCO Corp.	67,400	3,789
Hyster-Yale Materials Handling, Inc.	15,858	1,404
IDEX Corp.	84,711	6,840
ITT Corp.	99,475	4,785
Middleby (The) Corp.*	77,664	6,424
Parker Hannifin Corp.	17,695	2,225
Regal-Beloit Corp.	21,830	1,715

		27,182

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Manufactured Goods - 0.6%
Chart Industries, Inc.*	66,282	$5,484

Media Content - 0.9%
Gannett Co., Inc.	203,925	6,385
Starz, Class A*	88,925	2,649

		9,034

Medical Equipment/Devices - 4.7%
Align Technology, Inc.*	105,349	5,904
Cooper (The) Cos., Inc.	21,690	2,940
CR Bard, Inc.	33,540	4,796
Hologic, Inc.*	158,825	4,026
IDEXX Laboratories, Inc.*	28,143	3,759
Myriad Genetics, Inc.*	17,600	685
Pall Corp.	51,489	4,397
Sirona Dental Systems, Inc.*	73,467	6,058
Varian Medical Systems, Inc.*	72,156	5,999
Zimmer Holdings, Inc.	54,060	5,615

		44,179
Metals & Mining - 1.0%
Alcoa, Inc.	420,400	6,260
Stillwater Mining Co.*	165,050	2,896

		9,156

Oil, Gas & Coal - 7.1%
Atwood Oceanics, Inc.*	26,300	1,380
Chesapeake Energy Corp.	40,125	1,247
Cimarex Energy Co.	49,040	7,035
Concho Resources, Inc.*	50,279	7,265
Encana Corp.	176,800	4,192
Helmerich & Payne, Inc.	22,800	2,647
Hess Corp.	32,300	3,194
Marathon Petroleum Corp.	33,400	2,608
Murphy Oil Corp.	59,000	3,922
Oceaneering International, Inc.	75,910	5,931
PBF Energy, Inc., Class A	92,975	2,478
Precision Drilling Corp.	302,300	4,281
Range Resources Corp.	64,975	5,650
Superior Energy Services, Inc.	45,927	1,660
Tesoro Corp.	35,500	2,083
Valero Energy Corp.	61,800	3,096
Weatherford International PLC*	118,425	2,724
Western Refining, Inc.	23,500	882
Whiting Petroleum Corp.*	63,355	5,084

		67,359

Real Estate Investment Trusts - 4.8%
Ashford Hospitality Prime, Inc.	18,380	315
Ashford Hospitality Trust, Inc.	91,900	1,061
BioMed Realty Trust, Inc.	357,050	7,794
Brandywine Realty Trust	273,575	4,268
CBL & Associates Properties, Inc.	171,200	3,253
CommonWealth REIT	54,900	1,445
DuPont Fabros Technology, Inc.	149,450	4,029
Government Properties Income Trust	65,000	1,650
Hospitality Properties Trust	90,400	2,748
Inland Real Estate Corp.	155,800	1,656
Lexington Realty Trust	186,700	2,056
Liberty Property Trust	190,650	7,231
Omega Healthcare Investors, Inc.	85,500	3,152
Sunstone Hotel Investors, Inc.	313,225	4,677

		45,335

Real Estate Operating & Services - 0.7%
CBRE Group, Inc., Class A*	198,850	6,371

Renewable Energy - 0.3%
First Solar, Inc.*	46,140	3,279

Retail Discretionary - 4.7%
Beacon Roofing Supply, Inc.*	94,726	3,137
Copart, Inc.*	184,290	6,627
Dillard’s, Inc., Class A	14,500	1,691
DSW, Inc., Class A	143,347	4,005
Foot Locker, Inc.	8,380	425
GameStop Corp., Class A	34,700	1,404
Kohl’s Corp.	60,400	3,182
Macy’s, Inc.	110,900	6,435
O’Reilly Automotive, Inc.*	63,693	9,592
Tractor Supply Co.	128,771	7,778

		44,276

Retail Staples - 0.7%
Kroger (The) Co.	58,300	2,882
Rite Aid Corp.*	478,925	3,434
Safeway, Inc.	21,700	745

		7,061

Semiconductors - 2.4%
GT Advanced Technologies, Inc.*	273,050	5,079
Integrated Device Technology, Inc.*	70,025	1,083
Lam Research Corp.	40,485	2,736
Micron Technology, Inc.*	61,025	2,011
NXP Semiconductor N.V.*	46,925	3,105

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Semiconductors - 2.4% continued
ON Semiconductor Corp.*	381,975	$3,491
SanDisk Corp.	22,175	2,316
Skyworks Solutions, Inc.	36,700	1,723
Vishay Intertechnology, Inc.	76,700	1,188

		22,732

Software - 5.3%
ANSYS, Inc.*	79,542	6,031
CA, Inc.	66,900	1,923
Cerner Corp.*	131,563	6,786
CommVault Systems, Inc.*	49,617	2,440
Electronic Arts, Inc.*	29,760	1,067
Intuit, Inc.	87,793	7,070
Manhattan Associates, Inc.*	163,167	5,618
Red Hat, Inc.*	112,841	6,237
Tyler Technologies, Inc.*	57,926	5,283
Ultimate Software Group (The), Inc.*	27,867	3,850
Web.com Group, Inc.*	124,225	3,586

		49,891

Specialty Finance - 2.3%
Aircastle Ltd.	47,200	839
AMERCO	4,300	1,250
Annaly Capital Management, Inc.	137,500	1,572
Blackhawk Network Holdings, Inc., Class B*	3,565	96
Capital One Financial Corp.	14,200	1,173
Capstead Mortgage Corp.	83,900	1,103
Discover Financial Services	20,000	1,240
Fiserv, Inc.*	126,198	7,612
GATX Corp.	66,755	4,468
MFA Financial, Inc.	169,700	1,393
PennyMac Mortgage Investment Trust	66,800	1,466

		22,212

Technology Services - 3.4%
Cognizant Technology Solutions Corp., Class A*	139,336	6,815
Convergys Corp.	72,300	1,550
CoStar Group, Inc.*	29,644	4,689
Engility Holdings, Inc.*	9,449	362
IHS, Inc., Class A*	55,183	7,487
Science Applications International Corp.	7,271	321
Sykes Enterprises, Inc.*	69,800	1,517
TeleTech Holdings, Inc.*	39,600	1,148
Verisk Analytics, Inc., Class A*	79,931	4,797
Xerox Corp.	251,800	3,132

		31,818

Telecom - 1.0%
Level 3 Communications, Inc.*	196,650	8,635
USA Mobility, Inc.	41,200	634
Vonage Holdings Corp.*	19,400	73

		9,342

Transportation & Logistics - 1.4%
Con-way, Inc.	48,000	2,420
Genesee & Wyoming, Inc., Class A*	65,637	6,892
JB Hunt Transport Services, Inc.	53,512	3,948

		13,260

Transportation Equipment - 1.4%
Allison Transmission Holdings, Inc.	213,375	6,636
Wabtec Corp.	84,210	6,955

		13,591

Travel, Lodging & Dining - 2.8%
Alaska Air Group, Inc.	6,800	646
Chipotle Mexican Grill, Inc.*	11,178	6,623
MGM Resorts International*	124,475	3,286
Panera Bread Co., Class A*	28,711	4,302
Royal Caribbean Cruises Ltd.	79,900	4,443
SkyWest, Inc.	68,200	834
Southwest Airlines Co.	100,350	2,695
United Continental Holdings, Inc.*	32,150	1,320
Wendy’s (The) Co.	301,300	2,570

		26,719

Utilities - 5.5%
AES Corp.	117,900	1,833
Ameren Corp.	292,490	11,957
American Electric Power Co., Inc.	69,700	3,887
Atmos Energy Corp.	171,525	9,160
Avista Corp.	68,900	2,310
CMS Energy Corp.	139,000	4,330
DTE Energy Co.	14,895	1,160
Edison International	65,000	3,777
Entergy Corp.	51,129	4,197
Portland General Electric Co.	139,750	4,845
Public Service Enterprise Group, Inc.	104,200	4,250

		51,706

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.0% continued
Waste & Environment Service Equipment & Facilities - 0.6%
Stericycle, Inc.*	45,632	$5,404

Total Common Stocks (Cost $678,870)		918,223

INVESTMENT COMPANIES - 2.8%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	26,959,883	26,960

Total Investment Companies (Cost $26,960)		26,960

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.04%, 10/2/14(3)	$1,155	$1,155

Total Short-Term Investments (Cost $1,155)		1,155

Total Investments - 99.9% (Cost $706,985)		946,338

Other Assets less Liabilities - 0.1%		677

NET ASSETS - 100.0%		$947,015

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(2)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $24,232,000 with net purchases of approximately $2,728,000 during the three months ended June 30, 2014.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-mini S&P MidCap 400	74	$10,577	Long	9/14	$139

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	12.8%
Consumer Staples	4.8
Energy	7.3
Financials	21.3
Health Care	9.8
Industrials	16.8
Information Technology	16.4
Materials	4.2
Telecommunication Services	1.0
Utilities	5.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$918,223	(1)	$—	$—	$918,223
Investment Companies	26,960		—	—	26,960
Short-Term Investments	—		1,155	—	1,155

Total Investments	$945,183		$1,155	$—	$946,338

OTHER FINANCIAL INTRUMENTS
Assets
Futures Contracts	$139		$—	$—	$139

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued	JUNE 30, 2014 (UNAUDITED)

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$710,675

Gross tax appreciation of investments	$243,439
Gross tax depreciation of investments	$(7,776)

Net tax appreciation of investments	$235,663

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%
Aerospace & Defense - 0.6%
Aerovironment, Inc.*	8,200	$261
Embraer S.A. ADR	8,400	306
Huntington Ingalls Industries, Inc.	3,300	312
Teledyne Technologies, Inc.*	15,553	1,511

		2,390

Apparel & Textile Products - 0.6%
G&K Services, Inc., Class A	13,480	702
Quiksilver, Inc.*	92,100	330
Tumi Holdings, Inc.*	59,160	1,191

		2,223

Asset Management - 0.8%
Financial Engines, Inc.	64,005	2,898
Oppenheimer Holdings, Inc., Class A	7,500	180

		3,078

Automotive - 3.5%
Actuant Corp., Class A	19,550	676
Dorman Products, Inc.*	90,579	4,467
Gentex Corp.	52,793	1,536
Gentherm, Inc.*	94,245	4,189
Miller Industries, Inc.	88,392	1,819
Standard Motor Products, Inc.	15,170	678

		13,365

Banking - 4.8%
Associated Banc-Corp.	39,900	721
Bank of the Ozarks, Inc.	29,660	992
Cardinal Financial Corp.	30,900	570
Cascade Bancorp*	38,717	202
Columbia Banking System, Inc.	33,510	882
Community Bank System, Inc.	13,380	484
First Horizon National Corp.	244,685	2,902
First Niagara Financial Group, Inc.	101,100	884
Hancock Holding Co.	29,320	1,036
Iberiabank Corp.	15,500	1,072
Investors Bancorp, Inc.	37,700	417
PacWest Bancorp	38,385	1,657
Susquehanna Bancshares, Inc.	74,480	786
Synovus Financial Corp.	28,900	705
United Financial Bancorp, Inc.	76,835	1,041
Valley National Bancorp	66,170	656
Webster Financial Corp.	43,360	1,368
Westamerica Bancorporation	15,772	824
Wintrust Financial Corp.	20,609	948

		18,147

Biotechnology & Pharmaceuticals - 2.6%
Akorn, Inc.*	119,800	3,983
Ligand Pharmaceuticals, Inc.*	17,900	1,115
Questcor Pharmaceuticals, Inc.	23,740	2,196
Taro Pharmaceutical Industries Ltd.*	16,900	2,370

		9,664

Chemicals - 0.6%
Innophos Holdings, Inc.	23,210	1,336
Innospec, Inc.	24,415	1,054

		2,390

Consumer Discretionary Services - 6.7%
ABM Industries, Inc.	18,200	491
Advisory Board (The) Co.*	76,013	3,938
Barrett Business Services, Inc.	37,237	1,750
Brink’s (The) Co.	50,794	1,433
CBIZ, Inc.*	135,362	1,222
Grand Canyon Education, Inc.*	63,227	2,907
Healthcare Services Group, Inc.	88,085	2,593
Heidrick & Struggles International, Inc.	20,900	387
Hudson Global, Inc.*	276,155	1,085
K12, Inc.*	41,100	989
KAR Auction Services, Inc.	59,107	1,884
Mobile Mini, Inc.	45,565	2,182
Rent-A-Center, Inc.	74,500	2,137
Rollins, Inc.	73,465	2,204

		25,202

Consumer Products - 0.6%
Dean Foods Co.	100,090	1,760
Lancaster Colony Corp.	5,800	552

		2,312

Containers & Packaging - 0.7%
Greif, Inc., Class A	14,490	790
Silgan Holdings, Inc.	33,602	1,708

		2,498

Distribution/Wholesale - Consumer Staples - 0.6%
Calavo Growers, Inc.	14,620	494
United Natural Foods, Inc.*	29,979	1,952

		2,446

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3% continued
Distributors - 1.6%
LKQ Corp.*	109,325	$2,918
MWI Veterinary Supply, Inc.*	22,100	3,138

		6,056

Electrical Equipment - 1.4%
Belden, Inc.	5,190	406
Measurement Specialties, Inc.*	20,104	1,730
National Instruments Corp.	70,934	2,298
Watts Water Technologies, Inc., Class A	13,140	811

		5,245

Forest & Paper Products - 0.4%
Schweitzer-Mauduit International, Inc.	33,700	1,471

Hardware - 3.0%
ARRIS Group, Inc.*	66,000	2,147
Aruba Networks, Inc.*	97,350	1,705
InterDigital, Inc.	32,700	1,563
Plantronics, Inc.	23,270	1,118
QLogic Corp.*	80,000	807
Stratasys Ltd.*	28,969	3,292
Synaptics, Inc.*	5,900	535

		11,167

Health Care Facilities/Services - 4.9%
Bio-Reference Labs, Inc.*	40,900	1,236
Catamaran Corp.*	50,260	2,219
Chemed Corp.	24,315	2,279
Hanger, Inc.*	23,100	727
ICON PLC*	67,970	3,202
IPC The Hospitalist Co., Inc.*	49,110	2,172
LifePoint Hospitals, Inc.*	30,700	1,906
MEDNAX, Inc.*	36,005	2,094
WellCare Health Plans, Inc.*	34,600	2,583

		18,418

Home & Office Products - 1.4%
Libbey, Inc.*	13,100	349
M/I Homes, Inc.*	20,800	505
Masonite International Corp.*	68,400	3,848
William Lyon Homes, Class A*	17,800	542

		5,244

Industrial Distribution - 1.0%
Kaman Corp.	35,085	1,499
Ritchie Bros. Auctioneers, Inc.	89,027	2,195

		3,694

Institutional Financial Services - 0.9%
BGC Partners, Inc., Class A	71,400	531
FXCM, Inc., Class A	66,390	993
Greenhill & Co., Inc.	34,040	1,677

		3,201

Insurance - 3.3%
Aspen Insurance Holdings Ltd.	19,300	877
Employers Holdings, Inc.	9,300	197
Endurance Specialty Holdings Ltd.	29,620	1,528
Global Indemnity PLC*	71,723	1,864
Horace Mann Educators Corp.	78,600	2,458
Montpelier Re Holdings Ltd.	17,190	549
National Western Life Insurance Co., Class A	1,300	324
NMI Holdings, Inc., Class A*	44,900	472
Platinum Underwriters Holdings Ltd.	22,200	1,440
Primerica, Inc.	19,210	919
StanCorp Financial Group, Inc.	11,796	755
Symetra Financial Corp.	50,810	1,155

		12,538

Leisure Products - 0.3%
Performance Sports Group Ltd.*	15,700	269
Thor Industries, Inc.	12,470	709

		978

Machinery - 0.5%
Cubic Corp.	24,782	1,103
Curtiss-Wright Corp.	14,150	928

		2,031

Manufactured Goods - 1.3%
Barnes Group, Inc.	21,470	827
Proto Labs, Inc.*	50,470	4,135

		4,962

Media Content - 2.9%
Boingo Wireless, Inc.*	36,410	249
ChannelAdvisor Corp.*	28,016	738
Conversant, Inc.*	13,825	351
IAC/InterActiveCorp	19,630	1,359
LIN Media LLC, Class A*	54,400	1,482
MDC Partners, Inc., Class A	73,511	1,580
RetailMeNot, Inc.*	89,988	2,395
Shutterfly, Inc.*	60,835	2,620

		10,774

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3% continued
Medical Equipment/Devices - 3.3%
Abaxis, Inc.	26,055	$1,155
Cepheid, Inc.*	62,545	2,998
Globus Medical, Inc., Class A*	33,120	792
Invacare Corp.	42,900	788
MiMedx Group, Inc.*	206,808	1,466
Neogen Corp.*	41,269	1,670
Techne Corp.	15,645	1,448
Trinity Biotech PLC ADR	34,900	804
West Pharmaceutical Services, Inc.	29,860	1,260

		12,381

Metals & Mining - 1.9%
Compass Minerals International, Inc.	13,083	1,253
Horsehead Holding Corp.*	100,600	1,837
Kaiser Aluminum Corp.	40,200	2,929
Noranda Aluminum Holding Corp.	234,800	829
US Antimony Corp.*	191,400	272

		7,120

Oil, Gas & Coal - 3.6%
Bonanza Creek Energy, Inc.*	19,430	1,111
Bristow Group, Inc.	15,840	1,277
Cairn Energy PLC ADR*	73,300	501
Cobalt International Energy, Inc.*	26,800	492
Comstock Resources, Inc.	29,660	855
Dril-Quip, Inc.*	31,470	3,438
Energy XXI Bermuda Ltd.	43,470	1,027
Gulfmark Offshore, Inc., Class A	14,150	639
McDermott International, Inc.*	78,600	636
Triangle Petroleum Corp.*	68,300	803
Western Refining, Inc.	31,000	1,164
World Fuel Services Corp.	29,530	1,454

		13,397

Real Estate Investment Trusts - 2.5%
Chesapeake Lodging Trust	20,960	634
DuPont Fabros Technology, Inc.	29,950	807
Education Realty Trust, Inc.	78,190	840
EPR Properties	14,840	829
Geo Group (The), Inc.	61,700	2,204
Hersha Hospitality Trust	140,500	943
Medical Properties Trust, Inc.	102,100	1,352
Post Properties, Inc.	13,480	721
Winthrop Realty Trust	65,400	1,004

		9,334

Real Estate Operating & Services - 0.7%
Granite Real Estate Investment Trust	26,500	986
Howard Hughes (The) Corp.*	11,330	1,788

		2,774

Recreational Facilities & Services - 0.5%
Cinemark Holdings, Inc.	17,200	608
Six Flags Entertainment Corp.	31,162	1,326

		1,934

Retail Discretionary - 5.3%
Beacon Roofing Supply, Inc.*	44,425	1,471
Brown Shoe Co., Inc.	52,240	1,495
Cato (The) Corp., Class A	31,680	979
Finish Line (The), Inc., Class A	32,723	973
Hibbett Sports, Inc.*	20,250	1,097
Lumber Liquidators Holdings, Inc.*	14,550	1,105
Monro Muffler Brake, Inc.	42,170	2,243
PHH Corp.*	82,100	1,887
Pier 1 Imports, Inc.	56,620	873
Rush Enterprises, Inc., Class A*	56,200	1,949
SciQuest, Inc.*	42,805	757
Sonic Automotive, Inc., Class A	86,100	2,297
Stage Stores, Inc.	46,185	863
Tile Shop Holdings, Inc.*	68,831	1,052
Tilly’s, Inc., Class A*	96,542	776

		19,817

Retail Staples - 1.8%
Casey’s General Stores, Inc.	9,440	664
Five Below, Inc.*	78,765	3,143
Fresh Market (The), Inc.*	92,735	3,104

		6,911

Semiconductors - 3.1%
Atmel Corp.*	57,800	542
Cabot Microelectronics Corp.*	30,803	1,375
Cavium, Inc.*	51,770	2,571
Diodes, Inc.*	8,000	232
Intersil Corp., Class A	42,998	643
M/A-COM Technology Solutions Holdings, Inc.*	90,035	2,024
ON Semiconductor Corp.*	186,800	1,707
Power Integrations, Inc.	23,890	1,375
Semtech Corp.*	52,985	1,385

		11,854

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3% continued
Software - 9.3%
8x8, Inc.*	261,406	$2,112
ACI Worldwide, Inc.*	21,660	1,209
Aspen Technology, Inc.*	89,505	4,153
athenahealth, Inc.*	8,451	1,058
Dealertrack Technologies, Inc.*	137,785	6,247
Digi International, Inc.*	68,390	644
Ebix, Inc.	37,679	539
Envestnet, Inc.*	46,178	2,259
InnerWorkings, Inc.*	67,890	577
NICE Systems Ltd. ADR	34,040	1,389
Omnicell, Inc.*	9,550	274
PDF Solutions, Inc.*	33,300	707
Pegasystems, Inc.	56,544	1,194
Progress Software Corp.*	34,270	824
Qualys, Inc.*	47,830	1,228
RealPage, Inc.*	51,110	1,149
SPS Commerce, Inc.*	27,698	1,750
Tangoe, Inc.*	78,680	1,185
Tyler Technologies, Inc.*	14,790	1,349
Ultimate Software Group (The), Inc.*	27,210	3,760
Verint Systems, Inc.*	25,311	1,242

		34,849

Specialty Finance - 3.3%
Cash America International, Inc.	17,231	766
Cass Information Systems, Inc.	19,058	943
Ellie Mae, Inc.*	66,635	2,074
Golub Capital BDC, Inc.	32,900	582
Hercules Technology Growth Capital, Inc.	42,547	687
Nelnet, Inc., Class A	15,003	622
Portfolio Recovery Associates, Inc.*	45,224	2,692
Regional Management Corp.*	31,700	490
Starwood Property Trust, Inc.	27,130	645
Starwood Waypoint Residential Trust*	9,626	252
Two Harbors Investment Corp.	99,100	1,039
WageWorks, Inc.*	35,110	1,693

		12,485

Technology Services - 5.9%
Bottomline Technologies de, Inc.*	70,230	2,101
Broadridge Financial Solutions, Inc.	3,310	138
comScore, Inc.*	81,672	2,898
Comverse, Inc.*	35,530	948
Convergys Corp.	64,860	1,390
CoStar Group, Inc.*	21,898	3,464
EPAM Systems, Inc.*	25,895	1,133
MAXIMUS, Inc.	153,040	6,584
Syntel, Inc.*	41,160	3,538

		22,194

Telecom - 0.8%
j2 Global, Inc.	50,550	2,571
Premiere Global Services, Inc.*	21,000	280

		2,851

Transportation & Logistics - 3.8%
Con-way, Inc.	92,610	4,668
Echo Global Logistics, Inc.*	38,236	733
Forward Air Corp.	16,580	793
Matson, Inc.	91,500	2,456
Roadrunner Transportation Systems, Inc.*	203,686	5,724

		14,374

Transportation Equipment - 0.5%
Meritor, Inc.*	157,400	2,052

Travel, Lodging & Dining - 1.7%
Buffalo Wild Wings, Inc.*	15,700	2,602
Cheesecake Factory (The), Inc.	34,305	1,592
JetBlue Airways Corp.*	87,700	951
Krispy Kreme Doughnuts, Inc.*	41,300	660
Lakes Entertainment, Inc.*	44,600	210
Ruby Tuesday, Inc.*	71,100	540

		6,555

Utilities - 1.7%
El Paso Electric Co.	17,860	718
Great Plains Energy, Inc.	68,100	1,830
NRG Energy, Inc.	58,423	2,173
Portland General Electric Co.	33,030	1,145
WGL Holdings, Inc.	16,000	690

		6,556

Waste & Environment Service Equipment & Facilities - 0.6%
Advanced Emissions Solutions, Inc.*	96,940	2,223

Total Common Stocks (Cost $264,896)		359,155

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 3.4%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	12,760,724	$12,761

Total Investment Companies (Cost $12,761)		12,761

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bill,
0.04%, 10/2/14(3)	$585	$585

Total Short-Term Investments (Cost $585)		585

Total Investments - 98.9% (Cost $278,242)		372,501

Other Assets less Liabilities - 1.1%		4,201

NET ASSETS - 100.0%		$376,702

(1)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $17,904,000 with net sales of approximately $5,143,000 during the three months ended June 30, 2014.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	31	$3,690	Long	9/14	$65

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.7%
Consumer Staples	2.4
Energy	3.7
Financials	16.3
Health Care	12.5
Industrials	17.6
Information Technology	24.9
Materials	4.4
Telecommunication Services	0.7
Utilities	1.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$359,155	(1)	$—	$—	$359,155
Investment Companies	12,761		—	—	12,761
Short-Term Investments	—		585	—	585

Total Investments	$371,916		$585	$—	$372,501

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$65		$—	$—	$65

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$280,048

Gross tax appreciation of investments	$98,929
Gross tax depreciation of investments	(6,476)

Net tax appreciation of investments	$92,453

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 1.5%
United States - 1.5%
JPMorgan Chase Bank N.A.,
7.00%, 5/17/22(1)	$7,000,000	$552
8.38%, 3/19/24(1)	6,662,000	569
6.13%, 5/17/28(1)	9,550,000	646

		1,767

Total Corporate Bonds (Cost $1,814)		1,767

FOREIGN ISSUER BONDS - 87.5%
Argentina - 2.0%
Argentine Republic Government International Bond,
8.75%, 6/2/17	530	484
8.28%, 12/31/33	1,479	1,237
2.50%, 12/31/38	525	252
Mastellone Hermanos S.A.,
12.63%, 7/3/21(2)	145	146
YPF S.A.,
8.75%, 4/4/24(2)	150	157

		2,276

Bahrain - 0.3%
Bahrain Government International Bond,
6.13%, 8/1/23	285	319

Belarus - 0.4%
Republic of Belarus,
8.75%, 8/3/15	100	103
8.95%, 1/26/18	300	325

		428

Belize - 0.0%
Belize Government International Bond,
5.00%, 2/20/38	35	24

Bermuda - 0.3%
Alliance Oil Co. Ltd.,
7.00%, 5/4/20	200	186
Pacnet Ltd.,
9.00%, 12/12/18	200	217

		403

Bolivia - 0.3%
Bolivian Government International Bond,
4.88%, 10/29/22	300	301

Brazil - 7.7%
Banco do Brasil S.A.,
9.00%, 6/18/24(2)	300	298
Banco Nacional de Desenvolvimento Economico e Social,
4.00%, 4/14/19	205	209
Brazil Letras do Tesouro Nacional,
10.04%, 1/1/16(3) (4)	2,525	972
9.91%, 1/1/17(3) (4)	620	213
Brazil Notas do Tesouro Nacional, Serie B,
6.00%, 5/15/19(4)	290	325
6.00%, 8/15/22(4)	430	479
6.00%, 8/15/50(4)	830	901
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/1/17(4)	3,928	1,723
10.00%, 1/1/18(4)	1,000	432
10.00%, 1/1/21(4)	3,437	1,425
10.00%, 1/1/23(4)	844	343
10.00%, 1/1/25(4)	1,830	725
Brazilian Government International Bond,
4.25%, 1/7/25	430	436
7.13%, 1/20/37	395	500

		8,981

British Virgin - 0.3%
OAS Finance Ltd.,
8.00%, 7/2/21(2)	200	203
Star Energy Geothermal Wayang Windu Ltd.,
6.13%, 3/27/20	200	204

		407

Bulgaria - 0.4%
Bulgaria Government International Bond,
2.95%, 9/3/24(5)	360	484

Canada - 0.3%
Pacific Rubiales Energy Corp.,
5.13%, 3/28/23	300	298

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 87.5% continued
Cayman Islands - 1.3%
BCP Singapore VI Cayman Financing Co. Ltd.,
8.00%, 4/15/21(2)	$200	$205
Comcel Trust,
6.88%, 2/6/24(2)	200	216
Country Garden Holdings Co. Ltd.,
7.25%, 4/4/21	200	196
Industrial Senior Trust,
5.50%, 11/1/22	100	100
Maoye International Holdings Ltd.,
7.75%, 5/19/17(2)	200	207
MCE Finance Ltd.,
5.00%, 2/15/21	200	202
MIE Holdings Corp.,
7.50%, 4/25/19(2)	200	212
Odebrecht Offshore Drilling Finance Ltd.,
6.63%, 10/1/22(2)	198	211

		1,549

Chile - 0.5%
Chile Government International Bond,
5.50%, 8/5/20(6)	300,000	570

Colombia - 4.2%
Colombia Government International Bond,
12.00%, 10/22/15(7)	1,973,000	1,150
7.75%, 4/14/21(7)	464,000	287
4.38%, 7/12/21	390	418
4.00%, 2/26/24	690	712
9.85%, 6/28/27(7)	337,000	236
5.63%, 2/26/44	200	225
Colombian TES,
8.00%, 10/28/15(7)	305,000	169
10.00%, 7/24/24(7)	2,300,500	1,529
Oleoducto Central S.A.,
4.00%, 5/7/21	200	200

		4,926

Congo - 0.3%
Republic of Congo,
3.50%, 6/30/29	447	410

Costa Rica - 0.3%
Costa Rica Government International Bond,
4.25%, 1/26/23	200	192
4.38%, 4/30/25	200	186

		378

Croatia - 1.6%
Croatia Government International Bond,
6.75%, 11/5/19	330	372
3.88%, 5/30/22(5)	380	521
5.50%, 4/4/23	475	496
6.00%, 1/26/24	400	431

		1,820

Dominican Republic - 0.4%
Dominican Republic International Bond,
6.60%, 1/28/24	100	109
5.88%, 4/18/24	185	194
7.45%, 4/30/44	100	107

		410

Ecuador - 0.7%
Ecuador Government International Bond,
9.38%, 12/15/15	350	374
7.95%, 6/20/24(2)	465	478

		852

Gabon - 0.3%
Gabonese Republic,
8.20%, 12/12/17	100	115
6.38%, 12/12/24(2)	200	218

		333

Georgia - 0.4%
Bank of Georgia JSC,
7.75%, 7/5/17	200	214
Georgia Government International Bond,
6.88%, 4/12/21	200	229

		443

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 87.5% continued
Ghana - 0.2%
Republic of Ghana,
7.88%, 8/7/23	$200	$194

Guatemala - 0.3%
Guatemala Government Bond,
4.88%, 2/13/28	200	198
8.13%, 10/6/34	85	111

		309

Honduras - 0.4%
Honduras Government International Bond,
7.50%, 3/15/24	200	207
Republic of Honduras,
8.75%, 12/16/20	200	223

		430

Hungary - 5.4%
Hungary Government Bond,
8.00%, 2/12/15(8)	70,830	324
7.75%, 8/24/15(8)	60,460	284
5.50%, 2/12/16(8)	116,960	544
5.50%, 12/22/16(8)	95,030	449
6.75%, 2/24/17(8)	233,950	1,142
6.75%, 11/24/17(8)	11,100	55
6.50%, 6/24/19(8)	53,810	273
7.00%, 6/24/22(8)	102,040	540
6.00%, 11/24/23(8)	25,680	129
6.75%, 10/22/28(8)	22,730	121
Hungary Government International Bond,
4.00%, 3/25/19	390	402
5.75%, 11/22/23	488	539
5.38%, 3/25/24	1,370	1,466

		6,268

Indonesia - 3.7%
Berau Coal Energy Tbk PT,
7.25%, 3/13/17	200	194
Gajah Tunggal Tbk PT,
7.75%, 2/6/18	200	204
Indonesia Government International Bond,
11.63%, 3/4/19	100	136
3.38%, 4/15/23	200	187
5.38%, 10/17/23	200	213
5.88%, 1/15/24	225	249
Indonesia Treasury Bond,
7.88%, 4/15/19(1)	16,742,000	1,421
7.00%, 5/15/22(1)	400,000	32
5.63%, 5/15/23(1)	4,070,000	290
8.38%, 3/15/24(1)	4,894,000	420
7.00%, 5/15/27(1)	1,100,000	82
6.13%, 5/15/28(1)	1,140,000	77
9.00%, 3/15/29(1)	6,170,000	536
Pertamina Persero PT,
6.45%, 5/30/44	240	238

		4,279

Iraq - 1.1%
Republic of Iraq,
5.80%, 1/15/28	1,375	1,230

Ireland - 0.7%
EDC Finance Ltd.,
4.88%, 4/17/20	200	196
Metalloinvest Finance Ltd.,
5.63%, 4/17/20	200	195
Vnesheconombank Via VEB Finance PLC,
5.94%, 11/21/23	435	440

		831

Ivory Coast - 1.9%
Ivory Coast Government International Bond,
5.75%, 12/31/32	2,290	2,233

Kazakhstan - 0.2%
Halyk Savings Bank of Kazakhstan JSC,
7.25%, 1/28/21	200	218

Kenya - 0.5%
Kenya Government International Bond,
6.88%, 6/24/24	600	625

Lebanon - 0.4%
Lebanon Government International Bond,
6.10%, 10/4/22	90	92
6.00%, 1/27/23	230	233
6.60%, 11/27/26	190	194

		519

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 87.5% continued
Luxembourg - 0.4%
ALROSA Finance S.A.,
7.75%, 11/3/20	$200	$222
ContourGlobal Power Holdings S.A.,
7.13%, 6/1/19(2)	200	200

		422

Malaysia - 4.9%
Malaysia Government Bond,
3.17%, 7/15/16(9)	1,900	590
4.26%, 9/15/16(9)	5,724	1,816
4.24%, 2/7/18(9)	4,166	1,323
3.26%, 3/1/18(9)	2,735	841
5.73%, 7/30/19(9)	790	269
4.16%, 7/15/21(9)	90	28
3.48%, 3/15/23(9)	597	179
4.18%, 7/15/24(9)	550	174
4.39%, 4/15/26(9)	200	64
3.89%, 3/15/27(9)	1,240	373
3.84%, 4/15/33(9)	220	64

		5,721

Mexico - 6.5%
America Movil S.A.B. de C.V.,
6.00%, 6/9/19(10)	2,470	195
Credito Real S.A.B. de C.V.,
7.50%, 3/13/19(2)	200	216
Empresas ICA S.A.B. de C.V.,
8.88%, 5/29/24(2)	200	206
Mexican Bonos,
6.25%, 6/16/16(10)	17,000	1,385
8.50%, 12/13/18(10)	9,990	892
10.00%, 12/5/24(10)	5,500	567
7.50%, 6/3/27(10)	6,990	613
7.75%, 5/29/31(10)	900	79
10.00%, 11/20/36(10)	3,830	412
7.75%, 11/13/42(10)	6,120	536
Mexican Udibonos,
5.00%, 6/16/16(10)	330	143
4.00%, 6/13/19(10)	590	264
4.00%, 11/15/40(10)	610	274
Mexico Government International Bond,
3.50%, 1/21/21	50	52
4.00%, 10/2/23	740	778
Petroleos Mexicanos,
5.50%, 1/21/21	240	269
4.88%, 1/24/22	219	237
4.88%, 1/18/24	460	493

		7,611

Morocco - 0.6%
Morocco Government International Bond,
3.50%, 6/19/24(5)	500	676

Namibia - 0.2%
Namibia International Bonds,
5.50%, 11/3/21	200	215

Netherlands - 2.7%
EMATUM Via Mozambique EMATUM Finance 2020 B.V.,
6.31%, 9/11/20	1,165	1,183
FBN Finance Co. B.V.,
8.25%, 8/7/20	200	208
Nostrum Oil & Gas Finance B.V.,
6.38%, 2/14/19(2)	200	209
Petrobras Global Finance B.V.,
4.88%, 3/17/20	380	390
4.38%, 5/20/23	290	279
Republic of Angola Via Northern Lights III B.V.,
7.00%, 8/16/19	800	875

		3,144

Nigeria - 1.2%
Diamond Bank PLC,
8.75%, 5/21/19(2)	200	198
Nigeria Government Bond,
16.00%, 6/29/19(11)	59,101	425
16.39%, 1/27/22(11)	43,832	327
Nigeria Government International Bond,
6.75%, 1/28/21	210	233
6.38%, 7/12/23	200	217

		1,400

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 87.5% continued
Pakistan - 0.9%
Pakistan Government International Bond,
6.88%, 6/1/17	$100	$104
8.25%, 4/15/24(2)	860	889

		993

Panama - 0.6%
Avianca Holdings S.A./Avianca Leasing LLC/Grupo Taca Holdings Ltd.,
8.38%, 5/10/20(2)	200	214
Panama Government International Bond,
6.70%, 1/26/36	240	297
4.30%, 4/29/53	240	209

		720

Paraguay - 0.2%
Republic of Paraguay,
4.63%, 1/25/23	200	203

Peru - 1.0%
Banco de Credito del Peru,
6.13%, 4/24/27	50	53
Peruvian Government International Bond,
7.84%, 8/12/20(12)	1,350	555
7.35%, 7/21/25	355	472
6.95%, 8/12/31(12)	234	90
6.90%, 8/12/37(12)	80	30

		1,200

Poland - 4.8%
Poland Government Bond,
6.25%, 10/24/15(13)	440	152
2.89%, 7/25/16(3) (13)	3,100	971
4.75%, 4/25/17(13)	1,500	523
3.75%, 4/25/18(13)	3,760	1,280
5.50%, 10/25/19(13)	3,750	1,383
5.75%, 9/23/22(13)	1,800	694
4.00%, 10/25/23(13)	548	188
3.25%, 7/25/25(13)	1,380	441

		5,632

Romania - 2.0%
Romania Government Bond,
5.80%, 10/26/15(14)	1,570	514
5.90%, 7/26/17(14)	750	255
5.75%, 4/29/20(14)	190	66
5.95%, 6/11/21(14)	770	271
Romanian Government International Bond,
4.63%, 9/18/20(5)	145	223
4.38%, 8/22/23	390	402
4.88%, 1/22/24	86	92
3.63%, 4/24/24(5)	305	438
6.13%, 1/22/44	52	59

		2,320

Russia - 6.4%
Russian Federal Bond - OFZ,
7.40%, 6/14/17(15)	4,610	134
6.20%, 1/31/18(15)	61,702	1,722
7.50%, 2/27/19(15)	67,350	1,941
6.80%, 12/11/19(15)	5,638	158
7.60%, 4/14/21(15)	13,000	374
7.00%, 1/25/23(15)	15,460	426
7.00%, 8/16/23(15)	43,748	1,198
8.15%, 2/3/27(15)	6,000	174
7.05%, 1/19/28(15)	4,000	106
Russian Foreign Bond - Eurobond,
7.50%, 3/31/30	747	866
5.63%, 4/4/42	400	420

		7,519

Rwanda - 0.4%
Rwanda International Government Bond,
6.63%, 5/2/23	400	418

Senegal - 0.2%
Senegal Government International Bond,
8.75%, 5/13/21	200	232

Serbia - 0.6%
Republic of Serbia,
5.88%, 12/3/18	615	657

Singapore - 0.4%
Oro Negro Drilling Pte Ltd.,
7.50%, 1/24/19	270	275

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 87.5% continued
Singapore - 0.4% continued
Ottawa Holdings Pte Ltd.,
5.88%, 5/16/18	$200	$178

		453

Slovenia - 0.9%
Slovenia Government International Bond,
5.50%, 10/26/22	103	114
5.85%, 5/10/23	200	226
5.25%, 2/18/24	690	745

		1,085

South Africa - 5.9%
South Africa Government International Bond,
5.88%, 9/16/25	810	902
South Africa Government Bond,
13.50%, 9/15/15(16)	1,755	178
8.00%, 12/21/18(16)	16,413	1,569
7.25%, 1/15/20(16)	7,610	699
6.75%, 3/31/21(16)	8,570	756
10.50%, 12/21/26(16)	14,110	1,549
7.00%, 2/28/31(16)	11,629	923
6.25%, 3/31/36(16)	4,149	290

		6,866

Sri Lanka - 0.7%
Sri Lanka Government International Bond,
6.25%, 7/27/21	400	422
5.88%, 7/25/22	400	414

		836

Thailand - 2.8%
PTT Exploration & Production PCL,
4.88%, 6/18/19(2)	300	302
Thailand Government Bond,
3.13%, 12/11/15(17)	9,110	284
3.88%, 6/13/19(17)	56,550	1,801
1.20%, 7/14/21(17)	12,500	400
3.65%, 12/17/21(17)	8,000	248
3.63%, 6/16/23(17)	1,138	35
3.85%, 12/12/25(17)	8,210	254

		3,324

Turkey - 2.9%
Turk Telekomunikasyon A.S.,
4.88%, 6/19/24(2)	225	218
Turkey Government Bond,
6.50%, 1/7/15(18)	200	94
8.30%, 10/7/15(18)	200	95
9.00%, 1/27/16(18)	125	60
9.00%, 3/8/17(18)	1,835	885
6.30%, 2/14/18(18)	1,000	445
9.50%, 1/12/22(18)	1,772	875
7.10%, 3/8/23(18)	1,170	502
Turkey Government International Bond,
4.13%, 4/11/23(5)	180	258

		3,432

Ukraine - 0.3%
Ukraine Government International Bond,
6.58%, 11/21/16	325	314
7.75%, 9/23/20	100	95

		409

United Kingdom - 0.5%
Afren PLC,
6.63%, 12/9/20(2)	200	207
Genel Energy Finance Ltd.,
7.50%, 5/14/19	200	199
Vedanta Resources PLC,
8.25%, 6/7/21	200	225

		631

Venezuela - 2.7%
Petroleos de Venezuela S.A.,
5.25%, 4/12/17	746	630

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 87.5% continued
Venezuela - 2.7% continued
8.50%, 11/2/17	$106	$100
12.75%, 2/17/22	30	30
6.00%, 11/15/26	1,752	1,130
5.38%, 4/12/27	150	93
5.50%, 4/12/37	190	114
Venezuela Government International Bond,
6.00%, 12/9/20	350	269
8.25%, 10/13/24	603	487
7.65%, 4/21/25	150	115
9.25%, 5/7/28	100	84
7.00%, 3/31/38	60	42

		3,094

Total Foreign Issuer Bonds (Cost $98,802)		101,961

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 4.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(19) (20)	4,714,392	$4,714

Total Investment Companies (Cost $4,714)		4,714

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 4.2%
Bank Negara Malaysia Monetary Notes,
2.98%, 12/4/14(3) (9)	$1,000	$307
Brazil Letras do Tesouro Nacional,
10.09%, 1/1/15(3) (4)	1,770	759
Mexican Bonos,
9.50%, 12/18/14(10)	25,318	2,012
Nigeria Treasury Bill,
11.63%, 10/23/14(11)	35,000	208
Petroleos de Venezuela S.A.,
4.90%, 10/28/14	210	210
4.90%, 10/28/14	100	100
Poland Government Bond,
5.50%, 4/25/15(13)	1,888	637
Russian Federal Bond - OFZ,
7.00%, 6/3/15(15)	23,000	674
Thailand Government Bond,
3.63%, 5/22/15(17)	1,175	37

Total Short-Term Investments (Cost $4,913)		4,944

Total Investments - 97.3% (Cost $110,243)		113,386

Other Assets less Liabilities - 2.7%		3,161

NET ASSETS - 100.0%		$116,547

(1)	Principal amount is denoted in Indonesian Rupiah.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Funds.
(3)	Zero coupon bond reflects effective yield on the date of purchase.
(4)	Principal amount is denoted in Brazilian Real.
(5)	Principal amount is denoted in Euro.
(6)	Principal amount is denoted in Chilean Peso.
(7)	Principal amount is denoted in Colombian Peso.
(8)	Principal amount is denoted in Hungarian Forint.
(9)	Principal amount is denoted in Malaysian Ringgit.
(10)	Principal amount is denoted in Mexican Peso.
(11)	Principal amount is denoted in Nigerian Naira.
(12)	Principal amount is denoted in Peruvian Nuevo Sol.
(13)	Principal amount is denoted in Polish Zloty.
(14)	Principal amount is denoted in Romanian Leu.
(15)	Principal amount is denoted in Russian Ruble.
(16)	Principal amount is denoted in South African Rand.
(17)	Principal amount is denoted in Thai Baht.
(18)	Principal amount is denoted in Turkish Lira.
(19)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(20)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $11,363,000 with net sales of approximately $6,649,000 during the three months ended June 30, 2014.

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

At June 30, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Barclays	Brazilian Real	180	United States Dollar	80	7/2/14	$(1)
Barclays	Brazilian Real	307	United States Dollar	136	7/2/14	(3)
JPMorgan Chase	Brazilian Real	449	United States Dollar	200	7/2/14	(3)
Marine Midland Bank New York	Brazilian Real	513	United States Dollar	228	7/2/14	(4)
Standard Chartered Bank	Brazilian Real	150	United States Dollar	65	7/2/14	(3)
Standard Chartered Bank	Brazilian Real	672	United States Dollar	300	7/2/14	(4)
UBS	Brazilian Real	45	United States Dollar	20	7/2/14	—	*
UBS	Brazilian Real	150	United States Dollar	65	7/2/14	(3)
JPMorgan Chase	Indonesian Rupiah	1,738,724	United States Dollar	148	7/2/14	1
UBS	Indonesian Rupiah	2,912,500	United States Dollar	250	7/2/14	4
UBS	Indonesian Rupiah	1,531,370	United States Dollar	129	7/2/14	—	*
Marine Midland Bank New York	United States Dollar	10	Brazilian Real	23	7/2/14	—	*
UBS	United States Dollar	60	Brazilian Real	134	7/2/14	1
JPMorgan Chase	United States Dollar	90	Indonesian Rupiah	1,073,700	7/2/14	1
Standard Chartered Bank	United States Dollar	90	Indonesian Rupiah	1,073,250	7/2/14	1
JPMorgan Chase	Malaysian Ringgit	483	United States Dollar	151	7/3/14	—	*
Citibank	Malaysian Ringgit	483	United States Dollar	151	7/3/14	—	*
Barclays	Philippine Peso	3,097	United States Dollar	71	7/3/14	—	*
JPMorgan Chase	Philippine Peso	14,498	United States Dollar	332	7/3/14	—	*
Citibank	United States Dollar	150	Malaysian Ringgit	483	7/3/14	1
Citibank	United States Dollar	150	Malaysian Ringgit	483	7/3/14	1
Barclays	United States Dollar	70	Philippine Peso	3,097	7/3/14	1
JPMorgan Chase	United States Dollar	212	Philippine Peso	9,293	7/3/14	1
JPMorgan Chase	United States Dollar	119	Philippine Peso	5,205	7/3/14	—	*
Standard Chartered Bank	Malaysian Ringgit	632	United States Dollar	196	7/7/14	(1)
Standard Chartered Bank	United States Dollar	195	Malaysian Ringgit	632	7/7/14	2
Barclays	Euro	110	Hungarian Forint	33,491	7/9/14	(3)
JPMorgan Chase	Euro	60	Hungarian Forint	18,267	7/9/14	(2)
UBS	Euro	168	United States Dollar	230	7/9/14	(1)
UBS	Euro	147	United States Dollar	200	7/9/14	—	*
JPMorgan Chase	Hungarian Forint	137,844	United States Dollar	616	7/9/14	7
JPMorgan Chase	Hungarian Forint	32,262	United States Dollar	144	7/9/14	1
Marine Midland Bank New York	Hungarian Forint	32,262	United States Dollar	144	7/9/14	1
Barclays	Indian Rupee	15,098	United States Dollar	251	7/9/14	—	*
JPMorgan Chase	Indian Rupee	1,774	United States Dollar	29	7/9/14	—	*
Standard Chartered Bank	Indian Rupee	19,599	United States Dollar	326	7/9/14	—	*
UBS	Indian Rupee	14,847	United States Dollar	247	7/9/14	—	*
JPMorgan Chase	Malaysian Ringgit	481	United States Dollar	150	7/9/14	—	*
Standard Chartered Bank	Malaysian Ringgit	947	United States Dollar	295	7/9/14	—	*
UBS	Malaysian Ringgit	481	United States Dollar	150	7/9/14	—	*
Marine Midland Bank New York	Mexican Peso	619	United States Dollar	48	7/9/14	—	*
Marine Midland Bank New York	Mexican Peso	619	United States Dollar	48	7/9/14	—	*
Standard Chartered Bank	Mexican Peso	619	United States Dollar	48	7/9/14	—	*
UBS	Mexican Peso	619	United States Dollar	48	7/9/14	—	*
UBS	Mexican Peso	8,574	United States Dollar	658	7/9/14	(2)

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
UBS	Romanian Leu	183	United States Dollar	57	7/9/14	$—	*
JPMorgan Chase	Russian Ruble	14,968	United States Dollar	433	7/9/14	(6)
JPMorgan Chase	South African Rand	5,157	United States Dollar	483	7/9/14	(1)
JPMorgan Chase	South African Rand	1,475	United States Dollar	137	7/9/14	(1)
Marine Midland Bank New York	South African Rand	1,475	United States Dollar	137	7/9/14	(1)
Standard Chartered Bank	South African Rand	5,157	United States Dollar	483	7/9/14	(1)
Barclays	Thai Baht	6,501	United States Dollar	200	7/9/14	—	*
JPMorgan Chase	Thai Baht	8,143	United States Dollar	251	7/9/14	—	*
Citibank	Thai Baht	56	United States Dollar	2	7/9/14	—	*
Standard Chartered Bank	Thai Baht	3,284	United States Dollar	101	7/9/14	—	*
JPMorgan Chase	Turkish Lira	670	United States Dollar	320	7/9/14	4
JPMorgan Chase	Turkish Lira	562	United States Dollar	268	7/9/14	3
Marine Midland Bank New York	Turkish Lira	562	United States Dollar	268	7/9/14	3
JPMorgan Chase	United States Dollar	1	Euro	1	7/9/14	—	*
Marine Midland Bank New York	United States Dollar	145	Euro	107	7/9/14	2
Standard Chartered Bank	United States Dollar	1	Euro	1	7/9/14	—	*
UBS	United States Dollar	145	Euro	107	7/9/14	2
UBS	United States Dollar	360	Euro	264	7/9/14	1
UBS	United States Dollar	1	Euro	1	7/9/14	—	*
Barclays	United States Dollar	254	Indian Rupee	15,098	7/9/14	(3)
JPMorgan Chase	United States Dollar	30	Indian Rupee	1,774	7/9/14	(1)
Marine Midland Bank New York	United States Dollar	105	Indian Rupee	6,233	7/9/14	(1)
Marine Midland Bank New York	United States Dollar	145	Indian Rupee	8,614	7/9/14	(2)
Marine Midland Bank New York	United States Dollar	145	Indian Rupee	8,614	7/9/14	(2)
Standard Chartered Bank	United States Dollar	185	Indian Rupee	10,984	7/9/14	(3)
JPMorgan Chase	United States Dollar	150	Malaysian Ringgit	481	7/9/14	—	*
JPMorgan Chase	United States Dollar	150	Malaysian Ringgit	481	7/9/14	—	*
Standard Chartered Bank	United States Dollar	97	Malaysian Ringgit	316	7/9/14	1
Standard Chartered Bank	United States Dollar	196	Malaysian Ringgit	632	7/9/14	1
Barclays	United States Dollar	851	Mexican Peso	11,051	7/9/14	—	*
JPMorgan Chase	United States Dollar	60	Nigerian Naira	9,798	7/9/14	—	*
Standard Chartered Bank	United States Dollar	50	Nigerian Naira	8,168	7/9/14	—	*
JPMorgan Chase	United States Dollar	37	Polish Zloty	113	7/9/14	—	*
JPMorgan Chase	United States Dollar	40	Polish Zloty	120	7/9/14	—	*
Marine Midland Bank New York	United States Dollar	37	Polish Zloty	113	7/9/14	—	*
Standard Chartered Bank	United States Dollar	37	Polish Zloty	113	7/9/14	—	*
JPMorgan Chase	United States Dollar	40	Romanian Leu	129	7/9/14	—	*
JPMorgan Chase	United States Dollar	50	Russian Ruble	1,727	7/9/14	1
JPMorgan Chase	United States Dollar	23	Russian Ruble	785	7/9/14	1
JPMorgan Chase	United States Dollar	23	Russian Ruble	783	7/9/14	—	*
JPMorgan Chase	United States Dollar	105	South African Rand	1,124	7/9/14	1
Marine Midland Bank New York	United States Dollar	105	South African Rand	1,124	7/9/14	1
UBS	United States Dollar	163	South African Rand	1,756	7/9/14	2
Barclays	United States Dollar	200	Thai Baht	6,501	7/9/14	—	*
JPMorgan Chase	United States Dollar	251	Thai Baht	8,143	7/9/14	—	*
Citibank	United States Dollar	2	Thai Baht	56	7/9/14	—	*

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Standard Chartered Bank	United States Dollar	30	Thai Baht	978	7/9/14	$—	*
Standard Chartered Bank	United States Dollar	71	Thai Baht	2,306	7/9/14	—	*
JPMorgan Chase	United States Dollar	515	Turkish Lira	1,081	7/9/14	(6)
Citibank	United States Dollar	515	Turkish Lira	1,081	7/9/14	(6)
Marine Midland Bank New York	United States Dollar	140	Turkish Lira	300	7/9/14	2
Marine Midland Bank New York	United States Dollar	515	Turkish Lira	1,081	7/9/14	(6)
Standard Chartered Bank	United States Dollar	515	Turkish Lira	1,081	7/9/14	(6)
UBS	United States Dollar	300	Turkish Lira	641	7/9/14	2
JPMorgan Chase	United States Dollar	10	Colombian Peso	19,146	7/10/14	—	*
Standard Chartered Bank	United States Dollar	135	Colombian Peso	254,475	7/10/14	—	*
Standard Chartered Bank	United States Dollar	135	Colombian Peso	254,475	7/10/14	—	*
Standard Chartered Bank	United States Dollar	30	Colombian Peso	56,415	7/10/14	—	*
Standard Chartered Bank	United States Dollar	30	Philippine Peso	1,312	7/17/14	—	*
UBS	United States Dollar	422	Malaysian Ringgit	1,356	7/18/14	1
Standard Chartered Bank	Chilean Peso	69,584	United States Dollar	124	7/23/14	(2)
UBS	Chilean Peso	62,150	United States Dollar	111	7/23/14	(1)
JPMorgan Chase	Indonesian Rupiah	461,600	United States Dollar	38	7/23/14	—	*
UBS	Indonesian Rupiah	461,000	United States Dollar	39	7/23/14	—	*
Standard Chartered Bank	United States Dollar	238	Chilean Peso	131,734	7/23/14	(1)
Barclays	Brazilian Real	486	United States Dollar	219	8/4/14	1
Marine Midland Bank New York	Brazilian Real	490	United States Dollar	221	8/4/14	1
UBS	Brazilian Real	1,330	United States Dollar	599	8/4/14	3
UBS	Indonesian Rupiah	5,108,894	United States Dollar	423	8/8/14	(6)
Barclays	Mexican Peso	11,051	United States Dollar	849	8/8/14	—	*
JPMorgan Chase	Peruvian Neuvo Sol	269	United States Dollar	96	8/8/14	—	*
Citibank	Peruvian Neuvo Sol	135	United States Dollar	48	8/8/14	—	*
Citibank	Peruvian Neuvo Sol	135	United States Dollar	48	8/8/14	—	*
Citibank	Thai Baht	56	United States Dollar	2	8/8/14	—	*
Standard Chartered Bank	Thai Baht	2,306	United States Dollar	71	8/8/14	—	*
Barclays	United States Dollar	250	Indian Rupee	15,098	8/8/14	—	*
JPMorgan Chase	United States Dollar	29	Indian Rupee	1,774	8/8/14	—	*
Standard Chartered Bank	United States Dollar	324	Indian Rupee	19,599	8/8/14	—	*
UBS	United States Dollar	246	Indian Rupee	14,847	8/8/14	—	*
Standard Chartered Bank	United States Dollar	89	Indonesian Rupiah	1,073,250	8/8/14	1
JPMorgan Chase	United States Dollar	149	Malaysian Ringgit	481	8/8/14	—	*
JPMorgan Chase	United States Dollar	150	Malaysian Ringgit	483	8/8/14	—	*
Citibank	United States Dollar	150	Malaysian Ringgit	483	8/8/14	—	*
Standard Chartered Bank	United States Dollar	295	Malaysian Ringgit	947	8/8/14	—	*
UBS	United States Dollar	149	Malaysian Ringgit	481	8/8/14	—	*
JPMorgan Chase	United States Dollar	332	Philippine Peso	14,498	8/8/14	—	*
Barclays	United States Dollar	200	Thai Baht	6,501	8/8/14	—	*
JPMorgan Chase	United States Dollar	251	Thai Baht	8,143	8/8/14	—	*
Barclays	United States Dollar	71	Philippine Peso	3,097	9/8/14	—	*
Total						$(29)

*	Amount rounds to less than one thousand.

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	0.5%
A	17.1
BBB	37.6
BB	18.5
B	10.4
CCC or Below	4.4
Non-Rated	7.3
Cash Equivalents	4.2

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. The Fund reports the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2014, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Basic Materials	0.6%
Communications	0.9
Consumer, Cyclical	0.8
Consumer, Non-cyclical	0.1
Energy	6.6
Financial	3.9
Government	86.1
Industrial	0.6
Technology	0.2
Utilities	0.2

Total	100.0%

At June 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	40.6%
Brazilian Real	7.6
Mexican Peso	6.8
Russian Ruble	6.4
Polish Zloty	5.8
Malaysian Ringgit	5.6
South African Rand	5.5
All other currencies less than 5%	21.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on June 30, 2014 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued	JUNE 30, 2014 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)		TOTAL (000S)
Corporate Bonds	$—	$—	$1,767	(1)	$1,767
Foreign Issuer Bonds
Argentina	—	2,130	146		2,276
All Other Countries	—	99,685 (1)	—		99,685
Investment Companies	4,714	—	—		4,714
Short-Term Investments	—	4,944	—		4,944

Total Investments	$4,714	$106,759	$1,913		$113,386

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$57	$—		$57
Liabilities
Forward Foreign Currency Exchange Contracts	—	(86)	—		(86)

Total Other Financial Instruments	$—	$(29)	$—		$(29)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determing fair value:

	BALANCE AS OF 3/31/14 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/14 (000S)
Corporate Bonds
United States	$—	$—	$(47)	$2,070	$(256)	$—	$—	$1,767	$(47)
Foreign Issuer Bonds
Argentina	—	—	1	145	—	—	—	146	1

Total	$—	$—	$(46)	$2,215	$(256)	$—	$—	$1,913	$(46)

The Fund valued the securities included in the balance as of 6/30/14 above using an evaluated price from a third party provider.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$110,330

Gross tax appreciation of investments	$3,301
Gross tax depreciation of investments	(245)

Net tax appreciation of investments	$3,056

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.5%
Commercial Mortgage-Backed Securities - 0.5%
GS Mortgage Securities Trust, Series 2007-GG10, Class AM,
6.00%, 8/10/45	$2,730	$2,875
Hilton USA Trust, Series 2013-HLT, Class EFX,
5.61%, 11/5/30(1)	1,020	1,053

		3,928

Other - 0.2%
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates, Series 2005-R11, Class M1,
5.00%, 11/25/33	78	81
Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B,
5.10%, 5/25/35	225	221
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4,
0.30%, 7/25/36	308	288
Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class C,
9.31%, 7/20/28(1)	327	354
Springleaf Funding Trust, Series 2014-AA, Class C,
4.45%, 12/15/22(1) (2)	575	574

		1,518

Whole Loan - 1.8%
Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1,
5.50%, 12/25/33	342	351
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1,
5.50%, 10/25/33	249	256
Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1,
6.00%, 10/25/34	1,203	1,244
Banc of America Funding Trust, Series 2005-7, Class 3A1,
5.75%, 11/25/35	271	278
Banc of America Mortgage Trust, Series 2005-A, Class 2A1,
2.75%, 2/25/35	75	75
Bear Stearns ARM Trust, Series 2004-9, Class 12A3,
2.88%, 11/25/34	141	140
Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2,
6.00%, 8/25/36	155	158
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4,
2.53%, 5/25/35	130	129
CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7,
6.00%, 7/25/36	152	136
Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1,
6.00%, 12/25/34	661	653
Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1,
0.36%, 5/25/35	573	480
Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3,
6.25%, 7/25/36	469	319
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A3,
0.49%, 3/25/35	524	406
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-20, Class 1A35,
6.00%, 2/25/37	417	388
GMACM Mortgage Loan Trust, Series 2005-AR4, Class 3A1,
3.01%, 7/19/35	523	491
GSR Mortgage Loan Trust, Series 2004-14, Class 5A1,
2.78%, 12/25/34	383	384
GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1,
2.47%, 7/25/35	198	186
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5,
2.68%, 9/25/35	600	600
GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17,
6.00%, 9/25/36	268	240
IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1,
0.79%, 7/25/45	547	505
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1,
5.15%, 3/25/36	168	137
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A9,
6.00%, 1/25/36	463	420

NORTHERN FUNDS QUARTERLY REPORT    1    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 2.5% continued
Whole Loan - 1.8% continued
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1,
2.67%, 3/25/35	$603	$538
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class l2A1,
0.31%, 1/25/47	779	563
New York Mortgage Trust, Series 2006-1, Class 2A2,
2.70%, 5/25/36	212	193
RALI Trust, Series 2006-QS6, Class 1A16,
6.00%, 6/25/36	619	501
Residential Asset Securitization Trust, Series 2006-A2, Class A11,
6.00%, 1/25/46	513	424
RFMSI Trust, Series 2006-S1, Class 1A3,
5.75%, 1/25/36	455	468
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1,
0.46%, 7/25/35	513	417
WaMu Mortgage Pass-Through Certificates, Series 2006-AR11, Class 2A,
2.20%, 9/25/46	465	433
WaMu Mortgage Pass-Through Certificates, Series 2006-AR19, Class 2A,
1.95%, 1/25/47	584	544
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A1A,
0.88%, 4/25/47	215	195
Washington Mutual Mortgage Trust Pass-Through Certificates, Series 2006-AR6, Class 2A,
1.08%, 8/25/46	817	559

		12,811

Total Asset-Backed Securities (Cost $16,676)		18,257

CONVERTIBLE BONDS - 3.2%
Apparel & Textile Products - 0.2%
Iconix Brand Group, Inc.,
2.50%, 6/1/16	790	1,143

Automotive - 0.1%
Ford Motor Co.,
4.25%, 11/15/16	280	559

Biotechnology - 0.1%
BioMarin Pharmaceutical, Inc.,
0.75%, 10/15/18	69	71
1.50%, 10/15/20	181	191
Gilead Sciences, Inc.,
1.63%, 5/1/16	220	802

		1,064

Communications Equipment - 0.1%
Ciena Corp.,
3.75%, 10/15/18(1)	240	329
JDS Uniphase Corp.,
0.63%, 8/15/33(1) (2)	260	261

		590

Exploration & Production - 0.2%
Chesapeake Energy Corp.,
2.50%, 5/15/37	525	562
Peabody Energy Corp.,
4.75%, 12/15/41	1,095	822

		1,384

Hardware - 0.4%
Micron Technology, Inc.,
2.38%, 5/1/32	575	1,979
Novellus Systems, Inc.,
2.63%, 5/15/41	160	324
SanDisk Corp.,
1.50%, 8/15/17	220	448
Xilinx, Inc.,
2.63%, 6/15/17	325	538

		3,289

Homebuilders - 0.8%
KB Home,
1.38%, 2/1/19	570	573
Lennar Corp.,
2.75%, 12/15/20(1)	425	812
3.25%, 11/15/21(1)	1,165	2,145
Ryland Group (The), Inc.,
1.63%, 5/15/18	675	938
Standard Pacific Corp.,
1.25%, 8/1/32	1,105	1,389

		5,857

Leisure Products - 0.1%
Jarden Corp.,
1.13%, 3/15/34(1) (2)	410	419

MULTI-MANAGER FUNDS    2    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS - 3.2% continued
Media Non-Cable - 0.0%
Priceline Group (The), Inc.,
1.00%, 3/15/18	$240	$340

Metals & Mining - 0.1%
United States Steel Corp.,
2.75%, 4/1/19	425	528

Pharmaceuticals - 0.2%
Emergent Biosolutions, Inc.,
2.88%, 1/15/21(1) (2)	678	709
Mylan, Inc.,
3.75%, 9/15/15	260	1,008

		1,717

Railroad - 0.3%
Trinity Industries, Inc.,
3.88%, 6/1/36	1,305	2,430

Real Estate - 0.1%
iStar Financial, Inc.,
3.00%, 11/15/16	585	829

Retail Discretionary - 0.1%
MercadoLibre, Inc.,
2.25%, 7/1/19(1) (2)	355	371

Software & Services - 0.1%
Palo Alto Networks, Inc.,
0.00%, 7/1/19(1) (2)	420	433

Transportation & Logistics - 0.2%
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	1,200	1,451

Wireline Telecom Services - 0.1%
Level 3 Communications, Inc.,
7.00%, 3/15/15	485	805

Total Convertible Bonds (Cost $15,736)		23,209

CORPORATE BONDS - 74.3%
Aerospace & Defense - 1.2%
Meccanica Holdings USA, Inc.,
7.38%, 7/15/39(1)	2,400	2,550
6.25%, 1/15/40(1)	1,400	1,347
TransDigm, Inc.,
5.50%, 10/15/20	2,180	2,216
6.00%, 7/15/22(1) (2)	1,745	1,793
6.50%, 7/15/24(1) (2)	750	781

		8,687

Airlines - 0.5%
American Airlines Pass-Through Trust, Series 2013-2, Class B,
5.60%, 7/15/20(1)	984	1,033
American Airlines Pass-Through Trust, Series 2013-2, Class C,
6.00%, 1/15/17(1)	510	535
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C,
6.13%, 4/29/18	415	444
Continental Airlines Pass-Through Trust, Series 2007-1, Class B,
6.90%, 4/19/22	105	114
U.S. Airways Pass-Through Trust, Series 2012-1, Class B,
8.00%, 10/1/19	815	932
United Airlines Series 2014-1 Class B Pass Through Trust,
4.75%, 4/11/22	335	340

		3,398

Apparel & Textile Products - 0.1%
Nine West Holdings, Inc.,
6.13%, 11/15/34	630	542

Automotive - 0.5%
American Axle & Manufacturing, Inc.,
5.13%, 2/15/19	320	336
Chrysler Group LLC/CG Co-Issuer, Inc.,
8.00%, 6/15/19	770	836
8.25%, 6/15/21	320	362
General Motors Co.,
4.88%, 10/2/23(1)	1,035	1,089
General Motors Financial Co., Inc.,
3.25%, 5/15/18	335	340
Goodyear Tire & Rubber (The) Co.,
6.50%, 3/1/21	295	320
7.00%, 5/15/22	500	555
Lear Corp.,
5.38%, 3/15/24	105	108

		3,946

NORTHERN FUNDS QUARTERLY REPORT    3    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.3% continued
Cable & Satellite - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
7.00%, 1/15/19	$1,060	$1,118
8.13%, 4/30/20	205	222
5.25%, 9/30/22	965	980
5.13%, 2/15/23	575	580
5.75%, 1/15/24	20	20
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
6.38%, 9/15/20(1)	1,145	1,217
5.13%, 12/15/21(1)	971	967
CSC Holdings LLC,
7.63%, 7/15/18	435	502
DISH DBS Corp.,
4.25%, 4/1/18	650	676
5.13%, 5/1/20	2,610	2,744
6.75%, 6/1/21	1,000	1,140
5.88%, 7/15/22	365	396
5.00%, 3/15/23	375	382
RCN Telecom Services LLC/RCN Capital Corp.,
8.50%, 8/15/20(1)	7,580	8,111
Sirius XM Holdings, Inc.,
5.88%, 10/1/20(1)	2,060	2,178
5.75%, 8/1/21(1)	4,000	4,200
5.25%, 8/15/22(1) (2)	200	216
Wave Holdco LLC/Wave Holdco Corp.,
8.25%, 7/15/19(1) (2) (3)	150	154

		25,803

Casinos & Gaming - 1.8%
GLP Capital L.P./GLP Financing II, Inc.,
4.38%, 11/1/18(1) (2)	290	299
4.88%, 11/1/20(1) (2)	1,255	1,293
5.38%, 11/1/23(1) (2)	445	462
Graton Economic Development Authority,
9.63%, 9/1/19(1)	1,820	2,070
Isle of Capri Casinos, Inc.,
8.88%, 6/15/20	555	595
5.88%, 3/15/21	715	723
MGM Resorts International,
8.63%, 2/1/19	1,455	1,733
6.75%, 10/1/20	1,000	1,116
7.75%, 3/15/22	250	293
MTR Gaming Group, Inc.,
11.50%, 8/1/19	1,120	1,259
Peninsula Gaming LLC/Peninsula Gaming Corp.,
8.38%, 2/15/18(1)	1,040	1,113
Pinnacle Entertainment, Inc.,
7.50%, 4/15/21	800	862
6.38%, 8/1/21	470	496
7.75%, 4/1/22	795	865

		13,179

Chemicals - 1.4%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B,
7.38%, 5/1/21(1)	405	441
Eagle Spinco, Inc.,
4.63%, 2/15/21	525	521
Hercules, Inc.,
6.50%, 6/30/29	1,960	1,774
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
9.00%, 11/15/20	30	31
Huntsman International LLC,
8.63%, 3/15/20	370	400
4.88%, 11/15/20	620	642
8.63%, 3/15/21	1,545	1,707
PQ Corp.,
8.75%, 5/1/18(1) (2)	1,585	1,722
Tronox Finance LLC,
6.38%, 8/15/20	2,765	2,855

		10,093

Commercial Finance - 1.8%
CIT Group, Inc.,
5.25%, 3/15/18	805	864
6.63%, 4/1/18(1)	1,885	2,116
3.88%, 2/19/19	1,100	1,117
5.38%, 5/15/20	520	558
5.00%, 8/15/22	1,155	1,195
5.00%, 8/1/23	655	671
International Lease Finance Corp.,
8.63%, 9/15/15	510	552
8.75%, 3/15/17	920	1,069
8.88%, 9/1/17	1,160	1,373
3.88%, 4/15/18	385	395
5.88%, 4/1/19	1,005	1,106

MULTI-MANAGER FUNDS    4    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.3% continued
Commercial Finance - 1.8% continued
6.25%, 5/15/19	$905	$1,014
8.63%, 1/15/22	745	935
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
6.88%, 4/15/22(1) (2)	540	545

		13,510

Communications Equipment - 1.8%
Alcatel-Lucent USA, Inc.,
6.50%, 1/15/28	50	49
6.45%, 3/15/29	4,595	4,549
CommScope, Inc.,
5.00%, 6/15/21(1) (2)	590	602
5.50%, 6/15/24(1) (2)	260	264
CyrusOne L.P./CyrusOne Finance Corp.,
6.38%, 11/15/22	4,098	4,416
SBA Telecommunications, Inc.,
5.75%, 7/15/20	2,860	3,032

		12,912

Construction Materials - 0.4%
USG Corp.,
9.75%, 1/15/18	1,550	1,856
8.38%, 10/15/18(1)	870	918
5.88%, 11/1/21(1)	285	302

		3,076

Consumer Finance - 3.0%
Ally Financial, Inc.,
6.25%, 12/1/17	895	1,000
8.00%, 3/15/20	1,770	2,151
First Data Corp.,
7.38%, 6/15/19(1)	505	542
8.25%, 1/15/21(1)	475	520
11.25%, 1/15/21	1,010	1,179
12.63%, 1/15/21	3,057	3,764
10.63%, 6/15/21	755	880
11.75%, 8/15/21	560	664
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
7.38%, 10/1/17	975	1,051
Navient Corp.,
4.88%, 6/17/19	2,385	2,458
5.50%, 1/25/23	1,090	1,080
6.13%, 3/25/24	1,470	1,490
Provident Funding Associates L.P./PFG Finance Corp.,
6.75%, 6/15/21(1)	510	516
SLM Corp.,
5.50%, 1/15/19	890	946
Springleaf Finance Corp.,
6.50%, 9/15/17	300	325
6.00%, 6/1/20	20	21
7.75%, 10/1/21	1,105	1,243
8.25%, 10/1/23	440	502
Stearns Holdings, Inc.,
9.38%, 8/15/20(1)	282	295
Walter Investment Management Corp.,
7.88%, 12/15/21(1) (2)	1,280	1,338

		21,965

Consumer Products - 2.1%
First Quality Finance Co., Inc.,
4.63%, 5/15/21(1)	2,180	2,060
Harbinger Group, Inc.,
7.88%, 7/15/19	1,946	2,129
7.75%, 1/15/22	8,414	8,614
Spectrum Brands, Inc.,
6.63%, 11/15/22	2,150	2,327

		15,130

Consumer Services - 2.1%
APX Group, Inc.,
6.38%, 12/1/19	230	239
8.75%, 12/1/20	1,295	1,314
8.75%, 12/1/20(1) (2)	230	235
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.13%, 6/1/22(1) (2)	325	325
Ceridian LLC,
8.88%, 7/15/19(1)	580	655
Ceridian LLC/Comdata, Inc.,
8.13%, 11/15/17(1) (2)	510	515
Iron Mountain, Inc.,
7.75%, 10/1/19	860	941
8.38%, 8/15/21	299	314
5.75%, 8/15/24	1,485	1,529
RR Donnelley & Sons Co.,
8.25%, 3/15/19	2,910	3,456
7.63%, 6/15/20	1,065	1,209
7.88%, 3/15/21	790	908
7.00%, 2/15/22	545	601
6.50%, 11/15/23	400	418
6.00%, 4/1/24	370	374

NORTHERN FUNDS QUARTERLY REPORT    5    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.3% continued
Consumer Services - 2.1% continued
Service Corp. International,
5.38%, 5/15/24(1) (2)	$455	$465
United Rentals North America, Inc.,
7.38%, 5/15/20	505	558
8.25%, 2/1/21	1,035	1,151

		15,207

Containers & Packaging - 1.6%
Ball Corp.,
4.00%, 11/15/23	1,030	981
Berry Plastics Corp.,
9.75%, 1/15/21	3,260	3,716
5.50%, 5/15/22	1,154	1,160
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.88%, 8/15/19	1,655	1,802
9.88%, 8/15/19	2,425	2,686
5.75%, 10/15/20	300	317
6.88%, 2/15/21	505	545
8.25%, 2/15/21	415	451

		11,658

Distributors - 0.4%
LKQ Corp.,
4.75%, 5/15/23	3,060	3,017

Electrical Equipment - 0.2%
WESCO Distribution, Inc.,
5.38%, 12/15/21(1)	1,590	1,626

Entertainment - 0.2%
WMG Acquisition Corp.,
6.75%, 4/15/22(1) (2)	1,560	1,560

Entertainment Resources - 1.1%
24 Hour Holdings III LLC,
8.00%, 6/1/22(1) (2)	3,700	3,682
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,
9.13%, 8/1/18	640	673
5.25%, 3/15/21	805	829
Mohegan Tribal Gaming Authority,
11.00%, 9/15/18(1)	540	544
9.75%, 9/1/21	1,955	2,170

		7,898

Exploration & Production - 10.7%
Alpha Natural Resources, Inc.,
9.75%, 4/15/18	795	727
6.00%, 6/1/19	1,748	1,272
7.50%, 8/1/20(1) (2)	755	730
6.25%, 6/1/21	1,590	1,125
Antero Resources Corp.,
5.13%, 12/1/22(1) (2)	1,045	1,074
Antero Resources Finance Corp.,
5.38%, 11/1/21	355	368
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.,
8.63%, 10/15/20	490	539
7.88%, 4/15/22	2,900	3,139
Chesapeake Energy Corp.,
6.50%, 8/15/17	415	465
6.63%, 8/15/20	420	483
5.38%, 6/15/21	720	767
4.88%, 4/15/22	1,055	1,092
Cimarex Energy Co.,
5.88%, 5/1/22	485	536
Concho Resources, Inc.,
5.50%, 10/1/22	525	565
5.50%, 4/1/23	951	1,022
CONSOL Energy, Inc.,
5.88%, 4/15/22(1) (2)	1,610	1,686
Denbury Resources, Inc.,
5.50%, 5/1/22	345	353
4.63%, 7/15/23	975	946
EP Energy LLC/EP Energy Finance, Inc.,
9.38%, 5/1/20	2,963	3,393
EXCO Resources, Inc.,
7.50%, 9/15/18	405	415
8.50%, 4/15/22	660	713
Foresight Energy LLC/Foresight Energy Corp.,
7.88%, 8/15/21(1)	10,250	10,967
Halcon Resources Corp.,
9.75%, 7/15/20	480	524
Jones Energy Holdings LLC/Jones Energy Finance Corp.,
6.75%, 4/1/22(1) (2)	230	243
Legacy Reserves L.P./Legacy Reserves Finance Corp.,
8.00%, 12/1/20	900	968

MULTI-MANAGER FUNDS    6    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.3% continued
Exploration & Production - 10.7% continued
6.63%, 12/1/21	$3,120	$3,167
6.63%, 12/1/21(1) (2)	1,850	1,878
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19(1)	3,115	3,263
8.63%, 4/15/20	980	1,058
7.75%, 2/1/21	2,231	2,407
Memorial Production Partners L.P./Memorial Production Finance Corp.,
7.63%, 5/1/21	4,131	4,322
Newfield Exploration Co.,
5.75%, 1/30/22	2,535	2,801
5.63%, 7/1/24	1,980	2,173
Peabody Energy Corp.,
6.00%, 11/15/18	1,170	1,220
6.25%, 11/15/21	7,040	7,014
QEP Resources, Inc.,
5.38%, 10/1/22	10	10
5.25%, 5/1/23	1,070	1,094
Range Resources Corp.,
5.75%, 6/1/21	395	427
5.00%, 8/15/22	1,838	1,948
Rice Energy, Inc.,
6.25%, 5/1/22(1) (2)	535	548
Rosetta Resources, Inc.,
5.63%, 5/1/21	820	844
5.88%, 6/1/22	2,550	2,665
5.88%, 6/1/24	230	239
Sanchez Energy Corp.,
6.13%, 1/15/23(1) (2)	285	294
SandRidge Energy, Inc.,
7.50%, 3/15/21	1,600	1,734
8.13%, 10/15/22	260	286
7.50%, 2/15/23	2,355	2,555
SM Energy Co.,
5.00%, 1/15/24	1,365	1,358
Walter Energy, Inc.,
8.50%, 4/15/21	555	311
Whiting Petroleum Corp.,
5.00%, 3/15/19	615	647

		78,375

Financial Services - 0.7%
Alphabet Holding Co., Inc.,
7.75%, 11/1/17(3)	315	325
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.88%, 3/15/19	2,015	2,076
5.88%, 2/1/22	355	372
Morgan Stanley,
8.00%, 5/9/17(4)	1,300	1,360
Opal Acquisition, Inc.,
8.88%, 12/15/21(1) (2)	440	463
Rio Oil Finance Trust, Series 2014-1,
6.25%, 7/6/24(1)	545	572

		5,168

Food & Beverage - 0.2%
Constellation Brands, Inc.,
4.25%, 5/1/23	245	246
Crestview DS Merger Sub II, Inc.,
10.00%, 9/1/21(1)	690	771
Post Holdings, Inc.,
6.00%, 12/15/22(1) (2)	315	321
TreeHouse Foods, Inc.,
4.88%, 3/15/22	325	334

		1,672

Hardware - 1.1%
Advanced Micro Devices, Inc.,
7.00%, 7/1/24(1) (2)	250	255
Amkor Technology, Inc.,
6.63%, 6/1/21	1,495	1,592
CDW LLC/CDW Finance Corp.,
8.00%, 12/15/18	4,887	5,193
Freescale Semiconductor, Inc.,
8.05%, 2/1/20	279	301
6.00%, 1/15/22(1)	495	527

		7,868

Health Care Facilities/Services - 6.9%
21st Century Oncology, Inc.,
8.88%, 1/15/17	2,970	3,067
Acadia Healthcare Co., Inc.,
6.13%, 3/15/21	3,200	3,360
5.13%, 7/1/22(1) (2) (5)	2,300	2,306
Amsurg Corp.,
5.63%, 11/30/20	693	700
BioScrip, Inc.,
8.88%, 2/15/21(1) (2)	385	402

NORTHERN FUNDS QUARTERLY REPORT    7    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.3% continued
Health Care Facilities/Services - 6.9% continued
CHS/Community Health Systems, Inc.,
5.13%, 8/15/18	$450	$472
8.00%, 11/15/19	455	498
5.13%, 8/1/21(1) (2)	415	425
6.88%, 2/1/22(1) (2)	2,335	2,475
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	4,135	4,419
5.13%, 7/15/24	1,050	1,057
Envision Healthcare Corp.,
5.13%, 7/1/22(1) (2)	3,620	3,652
Fresenius Medical Care US Finance II, Inc.,
5.63%, 7/31/19(1)	595	649
Fresenius Medical Care US Finance, Inc.,
6.50%, 9/15/18(1)	835	944
HCA Holdings, Inc.,
6.25%, 2/15/21	440	472
HCA, Inc.,
6.50%, 2/15/20	590	664
4.75%, 5/1/23	230	230
7.50%, 12/15/23	260	291
5.00%, 3/15/24	760	771
8.36%, 4/15/24	680	808
7.69%, 6/15/25	1,310	1,477
7.58%, 9/15/25	240	266
7.05%, 12/1/27	70	72
7.50%, 11/6/33	1,940	2,061
7.75%, 7/15/36	420	445
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19	1,935	2,063
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
9.50%, 12/1/19(1)	965	1,054
LifePoint Hospitals, Inc.,
5.50%, 12/1/21(1)	365	382
ResCare, Inc.,
10.75%, 1/15/19	1,360	1,486
Symbion, Inc.,
8.00%, 6/15/16	500	522
Tenet Healthcare Corp.,
6.25%, 11/1/18	870	966
5.00%, 3/1/19(1) (2)	375	380
6.75%, 2/1/20	655	711
6.00%, 10/1/20	3,010	3,266
8.13%, 4/1/22	1,325	1,534
6.88%, 11/15/31	1,960	1,896
United Surgical Partners International, Inc.,
9.00%, 4/1/20	3,925	4,332

		50,575

Home Improvement - 1.0%
Atrium Windows & Doors, Inc.,
7.75%, 5/1/19(1) (2)	745	753
CPG Merger Sub LLC,
8.00%, 10/1/21(1)	345	363
ServiceMaster (The) Co.,
8.00%, 2/15/20	2,365	2,548
7.00%, 8/15/20	2,075	2,207
7.45%, 8/15/27	1,535	1,639

		7,510

Homebuilders - 2.3%
Beazer Homes USA, Inc.,
7.25%, 2/1/23	865	896
D.R. Horton, Inc.,
4.38%, 9/15/22	130	129
5.75%, 8/15/23	1,340	1,441
K Hovnanian Enterprises, Inc.,
5.00%, 11/1/21	1,520	1,383
KB Home,
8.00%, 3/15/20	945	1,084
7.00%, 12/15/21	1,025	1,117
7.50%, 9/15/22	595	660
Lennar Corp.,
4.75%, 12/15/17	550	582
4.75%, 11/15/22	2,935	2,920
PulteGroup, Inc.,
7.88%, 6/15/32	2,545	2,876
6.38%, 5/15/33	390	392
6.00%, 2/15/35	290	273
Ryland Group (The), Inc.,
5.38%, 10/1/22	375	372
Standard Pacific Corp.,
8.38%, 1/15/21	240	284
6.25%, 12/15/21	515	550
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(1)	915	929
Weyerhaeuser Real Estate Co.,
4.38%, 6/15/19(1) (2)	1,070	1,073

		16,961

MULTI-MANAGER FUNDS    8    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.3% continued
Industrial Other - 0.1%
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19(1) (2)	$455	$473
Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc.,
6.38%, 5/1/22(1) (2)	485	491

		964

Machinery - 1.6%
Case New Holland, Inc.,
7.88%, 12/1/17	1,400	1,631
Cleaver-Brooks, Inc.,
8.75%, 12/15/19(1)	1,190	1,331
HD Supply, Inc.,
7.50%, 7/15/20	175	191
Manitowoc (The) Co., Inc.,
8.50%, 11/1/20	595	664
Terex Corp.,
6.50%, 4/1/20	395	429
6.00%, 5/15/21	455	490
VWR Funding, Inc.,
7.25%, 9/15/17	6,485	6,858

		11,594

Managed Care - 0.1%
MPH Acquisition Holdings LLC,
6.63%, 4/1/22(1) (2)	555	581
WellCare Health Plans, Inc.,
5.75%, 11/15/20	433	461

		1,042

Media Non-Cable - 4.0%
AMC Networks, Inc.,
7.75%, 7/15/21	548	613
Ancestry.com, Inc.,
11.00%, 12/15/20	6,020	7,058
Clear Channel Communications, Inc.,
10.00%, 1/15/18(1) (2)	580	560
6.88%, 6/15/18	308	299
9.00%, 12/15/19	580	618
11.25%, 3/1/21	1,872	2,122
7.25%, 10/15/27	180	158
Clear Channel Worldwide Holdings, Inc.,
7.63%, 3/15/20	3,040	3,253
7.63%, 3/15/20	1,975	2,131
6.50%, 11/15/22	2,855	3,048
6.50%, 11/15/22	2,040	2,198
Cumulus Media Holdings, Inc.,
7.75%, 5/1/19	1,350	1,423
Gannett Co., Inc.,
7.13%, 9/1/18	1,525	1,592
5.13%, 10/15/19(1)	1,060	1,097
5.13%, 7/15/20(1)	685	703
InterActiveCorp,
4.88%, 11/30/18	410	427
Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 4/15/22(1) (2) (5)	885	892
Univision Communications, Inc.,
6.88%, 5/15/19(1)	1,125	1,201

		29,393

Medical Equipment/Devices - 1.5%
Biomet, Inc.,
6.50%, 8/1/20	6,810	7,338
DJO Finance LLC/DJO Finance Corp.,
9.88%, 4/15/18	475	513
Physio-Control International, Inc.,
9.88%, 1/15/19(1)	2,532	2,798

		10,649

Metals & Mining - 2.3%
Alcoa, Inc.,
5.90%, 2/1/27	780	834
6.75%, 1/15/28	165	184
Arch Coal, Inc.,
9.88%, 6/15/19	550	469
7.25%, 10/1/20	458	341
7.25%, 6/15/21	730	533
Century Aluminum Co.,
7.50%, 6/1/21(1)	5,000	5,275
Ryerson, Inc./Joseph T Ryerson & Son, Inc.,
9.00%, 10/15/17	5,240	5,607
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.,
8.75%, 11/15/19(1)	3,070	3,224
Steel Dynamics, Inc.,
6.38%, 8/15/22	515	560

		17,027

Oil & Gas Services - 0.5%
Forum Energy Technologies, Inc.,
6.25%, 10/1/21(1)	2,170	2,300

NORTHERN FUNDS QUARTERLY REPORT    9    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.3% continued
Oil & Gas Services - 0.5% continued
Hercules Offshore, Inc.,
10.25%, 4/1/19(1)	$455	$499
8.75%, 7/15/21(1)	495	524
Parker Drilling Co.,
6.75%, 7/15/22(1) (2)	95	99
Pioneer Energy Services Corp.,
6.13%, 3/15/22(1) (2)	205	212

		3,634

Pharmaceuticals - 1.1%
Endo Finance LLC & Endo Finco, Inc.,
7.00%, 7/15/19(1) (2)	515	551
5.38%, 1/15/23(1) (2)	1,600	1,598
Salix Pharmaceuticals Ltd.,
6.00%, 1/15/21(1)	319	342
Valeant Pharmaceuticals International,
6.88%, 12/1/18(1)	545	570
6.38%, 10/15/20(1)	4,030	4,282
7.25%, 7/15/22(1)	740	799

		8,142

Pipeline - 1.3%
Access Midstream Partners L.P./ACMP Finance Corp.,
5.88%, 4/15/21	300	321
6.13%, 7/15/22	665	735
4.88%, 5/15/23	345	364
4.88%, 3/15/24	370	391
Energy Transfer Equity L.P.,
7.50%, 10/15/20	655	756
5.88%, 1/15/24(1) (2)	510	533
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
4.50%, 7/15/23	818	834
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	315	343
5.88%, 3/1/22	855	929
5.50%, 4/15/23	430	449
4.50%, 11/1/23	1,070	1,059
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.88%, 12/1/18	1,130	1,191
5.75%, 9/1/20	515	555
Rose Rock Midstream L.P./Rose Rock Finance Corp.,
5.63%, 7/15/22	450	456
Sabine Pass Liquefaction LLC,
6.25%, 3/15/22(1)	510	555

		9,471

Property & Casualty - 0.1%
Hockey Merger Sub 2, Inc.,
7.88%, 10/1/21(1) (2)	1,010	1,082

Railroad - 0.0%
Florida East Coast Holdings Corp.,
6.75%, 5/1/19(1) (2)	130	137

Real Estate - 1.3%
Crown Castle International Corp.,
4.88%, 4/15/22	820	848
5.25%, 1/15/23	5,080	5,296
iStar Financial, Inc.,
4.00%, 11/1/17	700	703
5.00%, 7/1/19	595	595
MPT Operating Partnership L.P./MPT Finance Corp.,
5.50%, 5/1/24	610	627
Realogy Group LLC,
7.63%, 1/15/20(1)	460	507
Rialto Holdings LLC/Rialto Corp.,
7.00%, 12/1/18(1)	1,052	1,104

		9,680

Refining & Marketing - 0.0%
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 1/15/22	285	306

Retail Discretionary - 2.2%
AmeriGas Finance LLC/AmeriGas Finance Corp.,
6.75%, 5/20/20	1,150	1,248
7.00%, 5/20/22	1,486	1,646
Builders FirstSource, Inc.,
7.63%, 6/1/21(1)	730	781
Dillard’s, Inc.,
7.75%, 7/15/26	495	551
7.75%, 5/15/27	465	507
Ferrellgas L.P./Ferrellgas Finance Corp.,
6.75%, 1/15/22(1) (2)	1,140	1,191

MULTI-MANAGER FUNDS    10    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.3% continued
Retail Discretionary - 2.2% continued
Group 1 Automotive, Inc.,
5.00%, 6/1/22(1) (2)	$340	$340
Hertz (The) Corp.,
5.88%, 10/15/20	495	517
Hillman Group (The), Inc.,
10.88%, 6/1/18	5,130	5,444
L Brands, Inc.,
6.63%, 4/1/21	164	186
5.63%, 2/15/22	325	352
5.63%, 10/15/23	555	603
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.,
7.50%, 8/1/18(1) (3)	330	337
Party City Holdings, Inc.,
8.88%, 8/1/20	415	460
Sears Holdings Corp.,
6.63%, 10/15/18	1,035	953
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
7.38%, 8/1/21	534	581
Toys R Us, Inc.,
7.38%, 10/15/18	150	112

		15,809

Retail Staples - 2.5%
KeHE Distributors LLC/KeHE Finance Corp.,
7.63%, 8/15/21(1)	1,145	1,248
New Albertsons, Inc.,
6.63%, 6/1/28	165	141
7.45%, 8/1/29	2,050	1,942
Rite Aid Corp.,
9.25%, 3/15/20	530	604
8.00%, 8/15/20	1,327	1,460
6.75%, 6/15/21	2,980	3,226
US Foods, Inc.,
8.50%, 6/30/19	9,060	9,699

		18,320

Software & Services - 1.7%
Activision Blizzard, Inc.,
5.63%, 9/15/21(1) (2)	820	884
Audatex North America, Inc.,
6.13%, 11/1/23(1)	315	336
Blackboard, Inc.,
7.75%, 11/15/19(1)	786	821
BMC Software Finance, Inc.,
8.13%, 7/15/21(1) (2)	550	566
iGATE Corp.,
4.75%, 4/15/19(1) (2)	237	241
Nuance Communications, Inc.,
5.38%, 8/15/20(1)	4,380	4,533
Sophia Holding Finance L.P./Sophia Holding Finance, Inc.,
9.63%, 12/1/18(1) (2) (3)	795	827
Sophia L.P./Sophia Finance, Inc.,
9.75%, 1/15/19(1)	1,545	1,700
SunGard Data Systems, Inc.,
7.38%, 11/15/18	128	135
6.63%, 11/1/19	1,325	1,395
7.63%, 11/15/20	260	283
Syniverse Holdings, Inc.,
9.13%, 1/15/19	840	900

		12,621

Travel & Lodging - 1.2%
Caesars Entertainment Operating Co., Inc.,
11.25%, 6/1/17	4,630	4,237
Felcor Lodging L.P.,
5.63%, 3/1/23	1,060	1,092
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
5.63%, 10/15/21(1) (2)	630	669
Station Casinos LLC,
7.50%, 3/1/21	1,455	1,590
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
7.75%, 8/15/20	771	840

		8,428

Utilities - 1.4%
AES Corp.,
4.88%, 5/15/23	1,100	1,089
Calpine Corp.,
7.88%, 7/31/20(1)	1,235	1,340
7.50%, 2/15/21(1)	1,395	1,514
6.00%, 1/15/22(1)	265	285
IPALCO Enterprises, Inc.,
5.00%, 5/1/18	265	283
NGL Energy Partners L.P./NGL Energy Finance Corp.,
5.13%, 7/15/19(1) (2) (5)	320	321

NORTHERN FUNDS QUARTERLY REPORT    11    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 74.3% continued
Utilities - 1.4% continued
NRG Energy, Inc.,
8.25%, 9/1/20	$1,810	$1,977
7.88%, 5/15/21	2,185	2,423
6.25%, 7/15/22(1) (2)	1,180	1,257

		10,489

Wireless Telecom Services - 2.3%
Hughes Satellite Systems Corp.,
6.50%, 6/15/19	625	697
Sprint Capital Corp.,
6.88%, 11/15/28	5,705	5,762
8.75%, 3/15/32	1,350	1,559
Sprint Communications, Inc.,
9.00%, 11/15/18(1)	245	297
7.00%, 8/15/20	350	387
Sprint Corp.,
7.25%, 9/15/21(1)	199	219
7.88%, 9/15/23(1)	1,600	1,780
7.13%, 6/15/24(1) (2)	1,095	1,161
T-Mobile USA, Inc.,
6.54%, 4/28/20	1,570	1,696
6.63%, 4/28/21	870	942
6.13%, 1/15/22	765	812
6.73%, 4/28/22	740	798
6.50%, 1/15/24	430	460

		16,570

Wireline Telecom Services - 2.5%
CenturyLink, Inc.,
5.63%, 4/1/20	80	84
6.45%, 6/15/21	868	942
6.75%, 12/1/23	320	350
Cincinnati Bell Telephone Co. LLC,
6.30%, 12/1/28	50	48
Equinix, Inc.,
5.38%, 4/1/23	530	542
Frontier Communications Corp.,
7.63%, 4/15/24	500	538
9.00%, 8/15/31	2,272	2,448
7.45%, 7/1/35	10	10
Level 3 Communications, Inc.,
8.88%, 6/1/19	1,125	1,230
Level 3 Financing, Inc.,
9.38%, 4/1/19	989	1,085
8.13%, 7/1/19	2,530	2,761
7.00%, 6/1/20	955	1,043
8.63%, 7/15/20	1,055	1,182
6.13%, 1/15/21(1)	1,005	1,077
Qwest Capital Funding, Inc.,
7.63%, 8/3/21	260	294
6.88%, 7/15/28	650	665
Qwest Corp.,
6.88%, 9/15/33	1,968	1,980
tw telecom holdings, Inc.,
5.38%, 10/1/22	740	809
Windstream Corp.,
7.75%, 10/1/21	370	404
7.50%, 6/1/22	935	1,018

		18,510

Total Corporate Bonds (Cost $519,726)		545,204

FOREIGN ISSUER BONDS - 10.7%
Aerospace & Defense - 0.1%
Bombardier, Inc.,
6.00%, 10/15/22(1) (2)	764	783

Airlines - 0.1%
Virgin Australia Trust, Series 2013-1B,
6.00%, 10/23/20(1)	173	181
Virgin Australia Trust, Series 2013-1C,
7.13%, 10/23/18(1)	275	287

		468

Banking - 0.8%
Banco Santander Brasil S.A.,
8.00%, 3/18/16(1) (6)	2,400	1,048
HBOS PLC,
6.00%, 11/1/33(1) (2)	200	223
Royal Bank of Scotland Group PLC,
5.50%, 9/30/14(7) (8)	290	390
6.13%, 12/15/22	2,360	2,581
Societe Generale S.A.,
5.00%, 1/17/24(1) (2)	1,620	1,694

		5,936

Biotechnology - 0.1%
Grifols Worldwide Operations Ltd.,
5.25%, 4/1/22(1) (2)	1,050	1,089

MULTI-MANAGER FUNDS    12    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.7% continued
Cable & Satellite - 0.6%
Altice S.A.,
7.25%, 5/15/22(1) (2) (8)	$110	$160
7.75%, 5/15/22(1) (2)	955	1,020
Numericable Group S.A.,
4.88%, 5/15/19(1) (2)	1,225	1,257
5.38%, 5/15/22(1) (2) (8)	195	284
6.00%, 5/15/22(1) (2)	1,475	1,534
6.25%, 5/15/24(1) (2)	345	360

		4,615

Casinos & Gaming - 0.6%
Great Canadian Gaming Corp.,
6.63%, 7/25/22(1) (9)	4,280	4,297

Chemicals - 0.0%
Braskem Finance Ltd.,
6.45%, 2/3/24	325	347

Commercial Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19(1) (2)	1,190	1,199
4.50%, 5/15/21(1) (2)	1,310	1,333
Aircastle Ltd.,
5.13%, 3/15/21	1,000	1,035

		3,567

Construction Materials - 0.5%
Ainsworth Lumber Co. Ltd.,
7.50%, 12/15/17(1) (2)	3,248	3,423

Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
6.00%, 6/30/21(1) (2) (5)	200	200
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is,
5.63%, 12/15/16(1) (2)	402	412
6.00%, 6/15/17(1) (2)	830	851

		1,463

Exploration & Production - 0.4%
Baytex Energy Corp.,
5.13%, 6/1/21(1) (2)	105	106
5.63%, 6/1/24(1) (2)	645	647
MEG Energy Corp.,
6.38%, 1/30/23(1) (2)	610	648
7.00%, 3/31/24(1) (2)	35	39
OGX Austria GmbH,
8.50%, 6/1/18(1) (10)	2,420	145
8.38%, 4/1/22(1) (10)	1,800	104
Pacific Rubiales Energy Corp.,
5.38%, 1/26/19(1)	1,000	1,042
Ultra Petroleum Corp.,
5.75%, 12/15/18(1) (2)	285	299

		3,030

Food & Beverage - 0.1%
BRF S.A.,
7.75%, 5/22/18(1) (6)	1,800	706
Cosan Luxembourg S.A.,
9.50%, 3/14/18(1) (6)	600	245

		951

Government Development Banks - 0.3%
Export-Import Bank of Korea,
4.00%, 11/26/15(1) (11)	92,000	2,167

Governments Regional/Local - 0.1%
Autonomous Community of Madrid Spain,
4.30%, 9/15/26(8)	685	1,017

Health Care Facilities/Services - 0.0%
Catamaran Corp.,
4.75%, 3/15/21	310	313

Home Improvement - 0.1%
Masonite International Corp.,
8.25%, 4/15/21(1) (2)	1,010	1,101

Homebuilders - 0.1%
Corp. GEO S.A.B. de C.V.,
8.88%, 3/27/22(1) (2) (10)	1,400	161
Urbi Desarrollos Urbanos S.A.B. de C.V.,
9.50%, 1/21/20(1) (10)	315	35
9.75%, 2/3/22(1) (10)	1,600	176

		372

Industrial Other - 0.2%
Odebrecht Finance Ltd.,
8.25%, 4/25/18(1) (6)	900	367
4.38%, 4/25/25(1)	800	790
Transfield Services Ltd.,
8.38%, 5/15/20(1) (2)	200	205

		1,362

NORTHERN FUNDS QUARTERLY REPORT    13    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.7% continued
Integrated Oils - 0.1%
Petrobras Global Finance B.V.,
6.25%, 3/17/24	$680	$724

Machinery - 0.0%
Emeco Pty Ltd.,
9.88%, 3/15/19(1) (2)	200	205

Metals & Mining - 1.1%
ArcelorMittal,
5.75%, 8/5/20	2,671	2,871
7.50%, 10/15/39	1,060	1,166
7.25%, 3/1/41	3,260	3,464
First Quantum Minerals Ltd.,
7.00%, 2/15/21(1) (2)	195	200
7.25%, 5/15/22(1) (2)	300	313

		8,014

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc.,
6.75%, 8/15/18(1)	465	501
5.63%, 12/1/21(1) (2)	285	293

		794

Pipelines - 0.0%
Gibson Energy, Inc.,
6.75%, 7/15/21(1) (2)	100	108

Software & Services - 0.2%
Flextronics International Ltd.,
4.63%, 2/15/20	575	591
5.00%, 2/15/23	735	761

		1,352

Sovereigns - 1.3%
Brazilian Government International Bond,
10.25%, 1/10/28(1) (6)	2,000	954
Mexican Bonos,
7.75%, 12/14/17(12)	3,400	293
4.75%, 6/14/18(12)	35,500	2,771
8.00%, 12/7/23(12)	6,950	627
7.75%, 11/13/42(12)	40,780	3,568
Philippine Government International Bond,
6.25%, 1/14/36(11)	40,000	984

		9,197

Supranationals - 0.7%
International Bank for Reconstruction & Development,
4.25%, 2/5/16(13)	593,000	1,087
International Finance Corp.,
10.50%, 4/17/18(6)	3,795	1,761
7.80%, 6/3/19(14)	113,160	1,954

		4,802

Utilities - 0.3%
Enel S.p.A.,
8.75%, 9/24/73(1) (2)	1,908	2,247

Wireless Telecom Services - 1.3%
America Movil S.A.B. de C.V.,
6.45%, 12/5/22(12)	4,000	307
8.46%, 12/18/36(12)	11,400	869
Inmarsat Finance PLC,
4.88%, 5/15/22(1) (2)	735	742
Intelsat Jackson Holdings S.A.,
8.50%, 11/1/19	895	951
5.50%, 8/1/23	3,225	3,209
Intelsat Luxembourg S.A.,
7.75%, 6/1/21	910	963
8.13%, 6/1/23	440	476
Telecom Italia S.p.A.,
5.30%, 5/30/24(1) (2)	290	291
Wind Acquisition Finance S.A.,
4.21%, 7/15/20(1) (5) (8)	210	292
4.75%, 7/15/20(1) (2) (5)	1,265	1,278

		9,378

Wireline Telecom Services - 0.8%
Axtel S.A.B. de C.V.,
9.00%, 9/22/19(1) (2)	722	735
9.00%, 9/22/19(1)	614	94
Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15(1) (2) (10)	1,700	170
Telecom Italia Capital S.A.,
6.38%, 11/15/33	100	103
6.00%, 9/30/34	1,415	1,418
Telefonica Emisiones S.A.U.,
7.05%, 6/20/36	975	1,244
UPCB Finance III Ltd.,
6.63%, 7/1/20(1) (2)	710	756
Virgin Media Secured Finance PLC,
5.38%, 4/15/21(1)	520	546

MULTI-MANAGER FUNDS    14    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.7% continued
Wireline Telecom Services - 0.8% continued
5.50%, 1/15/25(1) (2)	$480	$497

		5,563

Total Foreign Issuer Bonds (Cost $83,400)		78,685

TERM LOANS - 4.0% (15)
Casinos & Gaming - 0.1%
Graton Economic Development Authority, Closing Date, Term Loan B,
9.00%, 8/22/18	569	589

Chemicals - 0.1%
Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan,
4.00%, 2/1/20	490	490

Commercial Finance - 0.1%
Delos Finance S.à r.l., Loan,
3.50%, 3/6/21	450	449

Entertainment Resources - 0.2%
Mohegan Tribal Gaming Authority, Term B Loan,
5.50%, 11/19/19	1,162	1,181

Exploration & Production - 0.1%
Peabody Energy Corp., Term Loan,
4.25%, 9/24/20	789	793

Food & Beverage - 0.7%
Milk Specialties Co., Initial Term Loan,
7.50%, 11/9/18	4,880	4,831

Hardware - 0.4%
Avago Technologies Holdings Luxembourg S.A R.L., Term Loan,
3.75%, 5/6/21	2,060	2,067
Freescale Semiconductor, Inc., Tranche B-4 Term Loan,
4.25%, 3/1/20	584	584

		2,651

Health Care Facilities/Services - 0.2%
CHS/Community Health Systems, Inc., 2021 Term D Loan,
4.25%, 1/27/21	494	497
United Surgical Partners International, Inc., New Tranche B Term Loan,
4.75%, 4/3/19	973	976

		1,473

Home Improvement - 0.0%
ServiceMaster (The) Co.,
0.00%, 6/25/21	390	389

Managed Care - 0.1%
MPH Acquisition Holdings LLC, Initial Term Loan,
4.00%, 3/31/21	1,060	1,057

Media Non-Cable - 0.6%
Clear Channel Communications, Inc. Tranche D Term Loan,
6.90%, 1/30/19	406	404
Clear Channel Communications, Inc., Tranche B Term Loan,
3.80%, 1/29/16	1,017	1,009
Clear Channel Communications, Inc., Tranche E Term Loan,
7.65%, 7/30/19	723	724
Univision Communications, Inc., 2013 Incremental Term Loan,
4.00%, 3/1/20	442	441
Van Wagner Communications, LLC, Replacement Term Loan,
6.25%, 8/3/18	1,938	1,958

		4,536

Metals & Mining - 0.1%
Arch Coal, Inc., Term Loan,
6.25%, 5/16/18	611	600

Oil & Gas Services - 0.1%
Pinnacle Holdco S.a.r.l., Initial Term Loan (Second Lien),
10.50%, 7/30/20	600	606

Real Estate - 0.3%
iStar Financial, Inc., US Term Loan,
4.40%, 6/30/14	1,356	1,357
Realogy Group LLC (fka Realogy Corporation) Initial Term B Loan 2014,
3.75%, 3/5/20	1,118	1,120

		2,477

Retail Staples - 0.0%
Albertson LLC,
0.00%, 6/25/21	332	333

Software & Services - 0.1%
Ellucian, Inc., Term B-1 Loan,
4.00%, 7/19/18	370	370

NORTHERN FUNDS QUARTERLY REPORT    15    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 4.0%(15) continued
Software & Services - 0.1% continued
First Data Corp., 2017 Second New Dollar Term Loan,
3.65%, 3/24/17	$552	$552

		922

Transportation & Logistics - 0.2%
Navistar, Inc., Tranche B Term, Loan,
5.75%, 8/17/17	1,269	1,294

Travel & Lodging - 0.3%
Hilton Worldwide Finance, LLC Initial Term Loan,
3.50%, 10/25/20	1,475	1,472
Station Casinos LLC, B Term Loan,
4.25%, 3/1/20	724	725

		2,197

Wireless Telecom Services - 0.1%
Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan,
3.75%, 6/30/19	825	826

Wireline Telecom Services - 0.2%
Integra Telecom Holdings, Inc., Term B Loan,
5.25%, 2/22/19	554	556
Level 3 Financing, Inc., Tranche B-III 2019 Term Loan,
4.00%, 8/1/19	825	825
Level 3 Financing, Inc.Tranche B 2020 Term Loan,
4.00%, 1/15/20	415	416

		1,797

Total Term Loans (Cost $29,281)		29,491

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 0.3%
Automotive - 0.3%
General Motors Co.	48,824	$1,772

Specialty Finance - 0.0%
United Rentals, Inc.*	2,047	215

Total Common Stocks (Cost $1,655)		1,987

PREFERRED STOCKS - 0.6%
Consumer Finance - 0.5%
Ally Financial, Inc., (1) (7)	3,605	3,614

Homebuilders - 0.0%
Hovnanian Enterprises, Inc., 7.63%*	10,100	137

Real Estate - 0.1%
iStar Financial, Inc., 7.65%	850	21
iStar Financial, Inc., 7.80%	11,500	285
iStar Financial, Inc., 7.88%	19,875	497

		803

Total Preferred Stocks (Cost $3,905)		4,554

CONVERTIBLE PREFERRED STOCKS - 0.4%
Banking - 0.0%
Bank of America Corp., 7.25%	196	229

Metals & Mining - 0.0%
ArcelorMittal, 6.00%	9,786	221

Real Estate - 0.2%
Crown Castle International Corp., 4.5%	9,063	924
Weyerhaeuser Co., 6.38%	9,165	520

		1,444

Utilities - 0.2%
Dominion Resources, Inc., 6.13%	612	35
Dominion Resources, Inc., 6.38%*	11,950	629
NextEra Energy, Inc., 5.89%	5,209	338

		1,002

Total Convertible Preferred Stocks (Cost $2,699)		2,896

OTHER - 0.0%(16)
Escrow GCB Dynergy Holdings	1,810,000	—

Total Other (Cost $ — )		—

INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(17) (18)	23,101,916	23,102

Total Investment Companies (Cost $23,102)		23,102

MULTI-MANAGER FUNDS    16    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Note,
0.63%, 7/15/14(19)	$525	$525

Total Short-Term Investments (Cost $525)		525

Total Investments - 99.2% (Cost $696,705)		727,910

Other Assets less Liabilities - 0.8%		6,108

NET ASSETS - 100.0%		$734,018

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Trustees of Northern Multi-Manager Funds.
(2)	Restricted security that has been deemed illiquid. At June 30, 2014, the value of these restricted illiquid securities amounted to approximately $79,505,000 or 10.8% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
24 Hour Holdings III LLC,
8.00%, 6/1/22	5/20/14-6/12/14	$3700

Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	6/17/14	2,300

Activision Blizzard, Inc.,
5.63%, 9/15/21	9/12/13-2/20/14	834

Advanced Micro Devices, Inc.,
7.00%, 7/1/24	6/2/14	250

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
3.75%, 5/15/19	5/8/14	1,190

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
4.50%, 5/15/21	5/8/14	1,310

Ainsworth Lumber Co. Ltd.,
7.50%, 12/15/17	11/14/12-11/15/12	3,273

Alpha Natural Resources, Inc.,
7.50%, 8/1/20	5/13/14-5/29/14	752

Altice S.A.,
7.25%, 5/15/22	4/23/14	152

Altice S.A.,
7.75%, 5/15/22	4/23/14-6/6/14	986

Antero Resources Corp.,
5.13%, 12/1/22	4/23/14	1,045

APX Group, Inc.,
8.75%, 12/1/20	6/26/14	235

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
6.00%, 6/30/21	6/20/14	200

Atrium Windows & Doors, Inc.,
7.75%, 5/1/19	4/11/14-6/5/14	741

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.13%, 6/1/22	5/13/14	325

Axtel S.A.B. de C.V.,
9.00%, 9/22/19	9/25/09-10/21/11	943

Bakrie Telecom Pte Ltd.,
11.50%, 5/7/15	4/30/10-9/13/11	1,559

Baytex Energy Corp.,
5.13%, 6/1/21	5/29/14	105

Baytex Energy Corp.,
5.63%, 6/1/24	5/29/14-6/25/14	648

Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is,
5.63%, 12/15/16	11/12/13	402

Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is,
6.00%, 6/15/17	12/4/13	833

BioScrip, Inc.,
8.88%, 2/15/21	2/6/14-2/7/14	387

BMC Software Finance, Inc.,
8.13%, 7/15/21	1/30/14-2/6/14	562

Bombardier, Inc.,
6.00%, 10/15/22	3/31/14	764

Ceridian LLC/Comdata, Inc.,
8.13%, 11/15/17	5/21/14	509

CHS/Community Health Systems, Inc.,
5.13%, 8/1/21	1/15/14	415

CHS/Community Health Systems, Inc.,
6.88%, 2/1/22	1/15/14-6/16/14	2,389

Clear Channel Communi-cations, Inc.,
10.00%, 1/15/18	6/19/14	566

CommScope, Inc.,
5.00%, 6/15/21	5/15/14	590

CommScope, Inc.,
5.50%, 6/15/24	5/15/14	260

CONSOL Energy, Inc.,
5.88%, 4/15/22	4/10/14-6/27/14	1,625

Corp. GEO S.A.B. de C.V.,
8.88%, 3/27/22	3/21/12-4/17/13	1,164

Emeco Pty Ltd.,
9.88%, 3/15/19	3/7/14	197

NORTHERN FUNDS QUARTERLY REPORT    17    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Emergent Biosolutions, Inc.,
2.88%, 1/15/21	6/22/54-6/23/14	$683

Endo Finance LLC & Endo Finco, Inc.,
7.00%, 7/15/19	7/8/11-11/30/11	536

Endo Finance LLC & Endo Finco, Inc.,
5.38%, 1/15/23	6/25/14-6/26/14	1,600

Enel S.p.A.,
8.75%, 9/24/73	9/17/13-3/11/14	2,050

Energy Transfer Equity L.P.,
5.88%, 1/15/24	5/22/14	520

Envision Healthcare Corp.,
5.13%, 7/1/22	6/12/14	3,620

Ferrellgas L.P./Ferrellgas Finance Corp.,
6.75%, 1/15/22	10/21/13-6/10/14	1,152

First Quantum Minerals Ltd.,
7.00%, 2/15/21	6/16/14	201

First Quantum Minerals Ltd.,
7.25%, 5/15/22	5/8/14	300

Florida East Coast Holdings Corp.,
6.75%, 5/1/19	4/15/14	130

Gibson Energy, Inc.,
6.75%, 7/15/21	6/9/14	108

GLP Capital L.P./GLP Financing II, Inc.,
4.38%, 11/1/18	10/23/13-2/25/14	293

GLP Capital L.P./GLP Financing II, Inc.,
4.88%, 11/1/20	10/23/13-2/19/14	1,271

GLP Capital L.P./GLP Financing II, Inc.,
5.38%, 11/1/23	10/23/13	445

Grifols Worldwide Operations Ltd.,
5.25%, 4/1/22	5/13/14	1,087

Group 1 Automotive, Inc.,
5.00%, 6/1/22	5/16/14	340

HBOS PLC,
6.00%, 11/1/33	11/10/11	130

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
5.63%, 10/15/21	5/14/14-6/23/14	668

Hockey Merger Sub 2, Inc.,
7.88%, 10/1/21	5/13/14	1,088

iGATE Corp.,
4.75%, 4/15/19	3/19/14	237

Inmarsat Finance PLC,
4.88%, 5/15/22	5/20/14	729

Jarden Corp.,
1.13%, 3/15/34	4/8/14-5/21/14	401

JDS Uniphase Corp.,
0.63%, 8/15/33	5/2/14-5/5/14	257

Jefferies Finance LLC/JFIN Co-Issuer Corp.,
6.88%, 4/15/22	5/13/14	545

Jones Energy Holdings LLC/Jones Energy Finance Corp.,
6.75%, 4/1/22	3/27/14	230

Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	5/9/14	450

Legacy Reserves L.P./Legacy Reserves Finance Corp.,
6.63%, 12/1/21	5/8/14-6/24/14	1,843

Masonite International Corp.,
8.25%, 4/15/21	1/15/14	1,098

MEG Energy Corp.,
6.38%, 1/30/23	8/7/13-9/10/13	609

MEG Energy Corp.,
7.00%, 3/31/24	11/1/13	35

MercadoLibre, Inc.,
2.25%, 7/1/19	6/25/14	355

MPH Acquisition Holdings LLC,
6.63%, 4/1/22	3/18/14	555

NGL Energy Partners L.P./NGL Energy Finance Corp.,
5.13%, 7/15/19	6/24/14	320

Nielsen Finance LLC/Nielsen Finance Co.,
5.00%, 4/15/22	3/28/14-6/23/14	889

NRG Energy, Inc.,
6.25%, 7/15/22	1/10/14	1,180

Numericable Group S.A.,
4.88%, 5/15/19	4/23/14	1,225

Numericable Group S.A.,
5.38%, 5/15/22	4/23/14	269

Numericable Group S.A.,
6.00%, 5/15/22	4/23/14-4/25/14	1,478

Numericable Group S.A.,
6.25%, 5/15/24	4/23/14	345

Opal Acquisition, Inc.,
8.88%, 12/15/21	3/25/14-4/11/14	445

Palo Alto Networks, Inc.,
0.00%, 7/1/19	6/25/14	420

Parker Drilling Co.,
6.75%, 7/15/22	1/7/14	95

Pioneer Energy Services Corp.,
6.13%, 3/15/22	3/10/14-3/11/14	206

Post Holdings, Inc.,
6.00%, 12/15/22	5/22/14	315

PQ Corp.,
8.75%, 5/1/18	11/1/12-7/11/13	1,589

MULTI-MANAGER FUNDS    18    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Rice Energy, Inc.,
6.25%, 5/1/22	5/13/14	$543

Sanchez Energy Corp.,
6.13%, 1/15/23	6/13/14	285

Service Corp. International,
5.38%, 5/15/24	4/28/14	455

Signode Industrial Group Lux S.A./Signode Industrial Group US, Inc.,
6.38%, 5/1/22	4/7/14	485

Sirius XM Holdings, Inc.,
5.25%, 8/15/22	3/26/14-3/28/14	207

Societe Generale S.A.,
5.00%, 1/17/24	1/14/14	1,605

Sophia Holding Finance L.P./Sophia Holding Finance, Inc.,
9.63%, 12/1/18	11/14/13-1/10/14	798

Springleaf Funding Trust, Series 2014-AA, Class C,
4.45%, 12/15/22	3/19/14	575

Sprint Corp.,
7.13%, 6/15/24	12/9/13	1,095

Telecom Italia S.p.A.,
5.30%, 5/30/24	6/26/14	291

Tenet Healthcare Corp.,
5.00%, 3/1/19	3/5/14	375

TransDigm, Inc.,
6.00%, 7/15/22	5/20/14	1,745

TransDigm, Inc.,
6.50%, 7/15/24	5/20/14	750

Transfield Services Ltd.,
8.38%, 5/15/20	5/7/14	200

Ultra Petroleum Corp.,
5.75%, 12/15/18	12/6/13	285

UPCB Finance III Ltd.,
6.63%, 7/1/20	2/8/13	756

Valeant Pharmaceuticals International, Inc.,
5.63%, 12/1/21	5/29/14-6/18/14	295

Virgin Media Secured Finance PLC,
5.50%, 1/15/25	3/14/14	480

Walter Investment Management Corp.,
7.88%, 12/15/21	12/12/13-5/8/14	1,287

Wave Holdco LLC/Wave Holdco Corp.,
8.25%, 7/15/19	6/18/14	150

Weyerhaeuser Real Estate Co.,
4.38%, 6/15/19	6/4/14	1,058

Wind Acquisition Finance S.A.,
4.75%, 7/15/20	6/24/14	1,265

WMG Acquisition Corp.,
6.75%, 4/15/22	3/26/14-3/27/14	1,564

(3)	Security is payment in-kind bond.
(4)	Principal amount is denoted in Australian Dollar.
(5)	When-Issued Security.
(6)	Principal amount is denoted in Brazilian Real.
(7)	Perpetual maturity security.
(8)	Principal amount is denoted in Euro.
(9)	Principal amount is denoted in Canadian Dollar.
(10)	Issuer has defaulted on terms of debt obligation.
(11)	Principal amount is denoted in Philippine Peso.
(12)	Principal amount is denoted in Mexican Peso.
(13)	Principal amount is denoted in Chilean Peso.
(14)	Principal amount is denoted in Indian Rupee.
(15)	Variable rate security. Rate as of June 30, 2014 is disclosed.
(16)	Security listed as “escrow” is considered to be worthless.
(17)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.
(18)	At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $29,369,000 with net sales of approximately $6,267,000 during the three months ended June 30, 2014.
(19)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the next interest reset/ puttable date for floating and variable rate securities.

At June 30, 2014, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Barclays	Euro	1,915	United States Dollar	2,651	7/31/14	$29
Barclays	Euro	190	United States Dollar	258	7/31/14	(2)
Barclays	United States Dollar	435	Euro	320	7/31/14	3
Barclays	United States Dollar	96	Euro	70	7/31/14	—	*
Barclays	United States Dollar	343	Euro	250	7/31/14	—	*

Total						$30

*	Amount rounds to less than one thousand.

NORTHERN FUNDS QUARTERLY REPORT    19    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

At June 30, 2014, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
U.S. Treasury Long Bond	(60)	$8,231	Short	9/14	$43

At June 30, 2014, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF LONG TERM INVESTMENTS
AAA	0.6%
AA	0.1
A	1.8
BBB	2.3
BB	25.0
B	39.2
CCC or Below	25.8
Non-Rated	2.0
Cash Equivalents	3.2

Total	100.0%

*	Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At June 30, 2014, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	96.9%
All other currencies less than 5%	3.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—		$18,257	(1)	$—	$18,257
Convertible Bonds	—		23,209	(1)	—	23,209
Corporate Bonds	—		545,204	(1)	—	545,204
Foreign Issuer Bonds
Supranationals	—		2,848		1,954	4,802
Wireline Telecom Services	—		5,469		94	5,563
All Other Industries	—		68,320	(1)	—	68,320
Term Loans	—		29,491	(1)	—	29,491
Common Stocks	1,987	(1)	—		—	1,987
Preferred Stocks
Consumer Finance	—		3,614		—	3,614
Homebuilders	137		—		—	137
Real Estate	782		21		—	803
Convertible Preferred Stocks
Metals & Mining	—		221		—	221
All Other Industries	2,675	(1)	—		—	2,675
Investment Companies	23,102		—		—	23,102
Short-Term Investments	—		525		—	525

Total Investments	$28,683		$697,179		$2,048	$727,910

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$43		$—		$—	$43
Forward Foreign Currency Exchange Contracts	—		32		—	32
Liabilities
Forward Foreign Currency Exchange Contracts	—		(2)		—	(2)

Total Other Financial Instruments	$43		$30		$—	$73

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000S)	Reason
Preferred Stocks
Real Estate	$21	Valuations at bid price

MULTI-MANAGER FUNDS    20    NORTHERN FUNDS QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)(1)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 6/30/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/14 (000S)
Foreign Issuer Bonds
Suprana-tionals	$—	$—	$—	$—	$—	$—	$1,954	$—	$1,954	$58
Wireline Telecom Services	125	(1)	5	(4)	—	(31)	—	—	94	(4)

Total	$125	$(1)	$5	$(4)	$—	$(31)	$1,954	$—	$2,048	$54

(1)	Transfers into Level 3 occurred when the Fund valued the securities included in the balance, as of 6/30/14 above, using an evaluated price from a third party provider.

The Fund valued the securities included in the balance as of 6/30/14 above using an evaluated price from a third party provider.

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$698,049

Gross tax appreciation of investments	$41,679
Gross tax depreciation of investments	(11,818)

Net tax appreciation of investments	$29,861

NORTHERN FUNDS QUARTERLY REPORT    21    MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	JUNE 30, 2014 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
FUND ALLOCATION - INVESTMENT COMPANIES - 99.9%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund(1)	135,407	$3,462
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	256,738	17,073
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(1)	94,259	5,149
FlexShares Morningstar Global Upstream Natural Resources Index Fund(1)	46,724	1,747
FlexShares Morningstar U.S. Market Factor Tilt Index Fund(1)	284,199	24,185
FlexShares STOXX Global Broad Infrastructure Index Fund(1)	56,382	2,581
Northern Funds - Bond Index Fund(1)	838,680	8,957
Northern Funds - Global Real Estate Index Fund(1)	255,982	2,544
Northern Funds - High Yield Fixed Income Fund(1)	1,437,030	11,065
Northern Funds - Short Bond Fund(1)	465,738	8,919
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1)	485,542	486

Total Investment Companies (Cost $75,038)		86,168

Total Investments - 99.9% (Cost $75,038)		86,168

Other Assets less Liabilities - 0.1%		60

NET ASSETS - 100.0%		$86,228

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, the Northern Institutional Funds and FlexShares Trust.

NF - Northern Funds

NIF - Northern Institutional Funds

TIPS - Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At June 30, 2014, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	28.1%	FlexShares Morningstar U.S. Market Factor Tilt Index
Non U.S. Equity - Developed	19.8	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index
Non U.S. Equity - Emerging	6.0	FlexShares Morningstar Emerging Markets Factor Tilt Index
Global Real Estate	2.9	NF Global Real Estate Index
U.S. Bonds - High Yield	12.8	NF High Yield Fixed Income
U.S. Bonds - Intermediate	10.4	NF Bond Index
U.S. Bonds - Inflation Protected	4.0	FlexShares iBoxx 5-Year Target Duration TIPS Index
U.S. Bonds - Short	10.4	NF Short Bond FlexShares STOXX Global
Global Infrastructure	3.0	Broad Infrastructure Index
Global Natural Resources	2.0	FlexShares Morningstar Global Upstream Natural Resources Index
Cash	0.6	NIF Diversified Assets

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of June 30, 2014:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$86,168	$—	$—	$86,168

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2014, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2014.

NORTHERN FUNDS QUARTERLY REPORT    1    GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued	JUNE 30, 2014 (UNAUDITED)

Federal Tax Information:

At June 30, 2014, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$75,232

Gross tax appreciation of investments	$11,131
Gross tax depreciation of investments	(195)

Net tax appreciation of investments	$10,936

Transactions in affiliated porfolios for the three months ended June 30, 2014, were as follows:

	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	$3,209	$177	$—	$—	$16	$3,462
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	16,348	332	344	56	—	17,073
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	4,978	—	169	10	—	5,149
FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,638	—	—	—	—	1,747
FlexShares Morningstar U.S. Market Factor Tilt Index Fund	22,477	1,436	670	151	—	24,185
FlexShares STOXX Global Broad Infrastructure Index Fund	2,435	—	—	—	36	2,581
Northern Funds - Bond Index Fund	8,490	428	76	(3)	60	8,957
Northern Funds - Global Real Estate Index Fund	2,422	30	50	(2)	26	2,544
Northern Funds - High Yield Fixed Income Fund	10,545	543	152	(3)	157	11,065
Northern Funds - Short Bond Fund	8,501	505	101	(1)	29	8,919
Northern Institutional Funds - Diversified Assets Portfolio	536	3,196	3,246	—	—	486

	$81,579	$6,647	$4,808	$208	$324	$86,168

GLOBAL TACTICAL ASSET ALLOCATION FUND     2    NORTHERN FUNDS QUARTERLY REPORT

SECURITY VALUATIONS

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by and subject to oversight by the Funds’ Board of Trustees (the “Board”). Northern Trust Asset Management has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of the Funds’ investment adviser, Northern Trust Investments, Inc. (the “Adviser” or “NTI”), as well as independent control personnel from the Northern Trust Company’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to a security; market value of a similar freely traded security; and news events. The Adviser will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each level 3 security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

Quantitative Information about Level 3 Fair Value Measurements

Global Real Estate Fund
Amounts in thousands	Fair Value at 6/30/2014	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$—	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

Global Real Estate Index Fund
Amounts in thousands	Fair Value at 6/30/2014	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$1	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1
Common Stock	$57	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount	2

Multi-Manager Emerging Markets Equity Fund
Amounts in thousands	Fair Value at 6/30/2014	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$949	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount	2

Multi-Manager International Equity Fund
Amounts in thousands	Fair Value at 6/30/2014	Valuation Techniques	Unobservable Inputs	Note
Common Stock	$10	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount	2

1-	Analysis is performed on data which may include (but is not limited to): recent transactions executed, time elapsed since recent transactions, prior share liquidity, Depository Share transactions, fixed income transactions of the issuer, related futures contracts or derivative securities, trades executed outside of standard market hours, historic correlative data, regional or market volatility and movement, governmental actions, natural disasters, regulatory reporting and other public information.
2-	A discount was applied to the position due to lack of marketability. Changes in the marketability of the position could result in a change to the applied discount and result in a significantly higher (lower) fair value measurement.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 28, 2014

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 28, 2014